     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-08239

                                                                                                    ProFunds
                                                                         (Exact name of registrant as specified in charter)

                             7501 Wisconsin Avenue, Suite 1000                                        Bethesda, MD                                                      20814
                                                                          (Address of principal executive offices)                                                                  (Zip code)

                                                                        Citi Fund Services Ohio Inc., 3435 Stelzer Road, Columbus, OH 43219
                                                                                          (Name and address of agent for service)

Registrant’s telephone number, including area code:                        (240) 497-6400

Date of fiscal year end:                               July 31

Date of reporting period:                           July 31, 2010

Item 1. Reports to Stockholders.

ProFunds

CLASSIC PROFUNDS

	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSX

ULTRA PROFUNDS

UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS

Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPXS
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS

	Investor Class	Service Class
Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS

Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS

	Investor Class	Service Class	Class A
U.S. Government Plus	GVPIX	GVPSX	GVPOX
Rising Rates Opportunity 10	RTPIX	RTPSX	RTPOX
Rising Rates Opportunity	RRPIX	RRPSX	RRPOX
Rising U.S. Dollar	RDPIX	RDPSX	
Falling U.S. Dollar	FDPIX	FDPSX	

JULY 31, 2010

Annual Report

Table of Contents

1 **Message from the Chairman**
3 **Management Discussion of Fund Performance**
71 **Expense Examples**

Schedules of Portfolio Investments
81 Bull ProFund
83 Mid-Cap ProFund
88 Small-Cap ProFund
90 NASDAQ-100 ProFund
92 Large-Cap Value ProFund
96 Large-Cap Growth ProFund
100 Mid-Cap Value ProFund
104 Mid-Cap Growth ProFund
108 Small-Cap Value ProFund
113 Small-Cap Growth ProFund
117 Europe 30 ProFund
119 UltraBull ProFund
121 UltraMid-Cap ProFund
126 UltraSmall-Cap ProFund
128 UltraDow 30 ProFund
130 UltraNASDAQ-100 ProFund
132 UltraInternational ProFund
133 UltraEmerging Markets ProFund
135 UltraLatin America ProFund
137 UltraChina ProFund
139 UltraJapan ProFund
140 Bear ProFund
141 Short Small-Cap ProFund
142 Short NASDAQ-100 ProFund
143 UltraBear ProFund
144 UltraShort Mid-Cap ProFund
145 UltraShort Small-Cap ProFund
146 UltraShort Dow 30 ProFund
147 UltraShort NASDAQ-100 ProFund
148 UltraShort International ProFund
149 UltraShort Emerging Markets ProFund
150 UltraShort Latin America ProFund
151 UltraShort China ProFund
152 UltraShort Japan ProFund
153 Banks UltraSector ProFund
155 Basic Materials UltraSector ProFund
157 Biotechnology UltraSector ProFund
158 Consumer Goods UltraSector ProFund
160 Consumer Services UltraSector ProFund
163 Financials UltraSector ProFund
166 Health Care UltraSector ProFund
168 Industrials UltraSector ProFund
171 Internet UltraSector ProFund
172 Mobile Telecommunications UltraSector ProFund
173 Oil & Gas UltraSector ProFund
175 Oil Equipment, Services & Distribution UltraSector ProFund
176 Pharmaceuticals UltraSector ProFund
177 Precious Metals UltraSector ProFund
178 Real Estate UltraSector ProFund
180 Semiconductor UltraSector ProFund
182 Technology UltraSector ProFund
184 Telecommunications UltraSector ProFund
185 Utilities UltraSector ProFund
187 Short Oil & Gas ProFund
188 Short Precious Metals ProFund
189 Short Real Estate ProFund
190 U.S. Government Plus ProFund
191 Rising Rates Opportunity 10 ProFund
192 Rising Rates Opportunity ProFund
193 Rising U.S. Dollar ProFund
195 Falling U.S. Dollar ProFund
197 **Statements of Assets and Liabilities**
211 **Statements of Operations**
225 **Statements of Changes in Net Assets**
251 **Financial Highlights**
285 **Notes to Financial Statements**
315 **Report of Independent Registered Public Accounting Firm**
316 **Trustees and Officers**

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1

Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Annual Report for the 12 months ended July 31, 2010.

Stocks Strongly Positive

Following two consecutive years of negative results, equities generated strong, double-digit returns for the 12-month period. U.S. large-cap and mid-cap stocks advanced 13.8% and 22.8%, respectively, as measured by the S&P 500® and S&P MidCap 400® indexes. Small-cap stocks tracked by the Russell 2000® Index rose 18.4%.1 The CBOE VIX, which measures the volatility of the U.S. stock market, finished at 23.5 at the end of July, down slightly from 25.9 a year earlier.

Gains were shared across nearly all U.S. equity sectors. Real estate, internet, industrials, basic materials, and consumer services stocks led the pack with returns in excess of 20%. Biotech was the only sector to generate a negative return, losing 5.1%.2

International stocks produced more muted results. Developed markets outside the United States and Canada advanced 6.7%, as measured by the MSCI EAFE Index, and emerging markets gained 14.2%, as measured by the BNY Mellon Emerging Markets 50 ADR Index.

Treasurys Post Solid Gains

Rising prices for U.S. Treasury bonds produced positive returns for the period. The 10-year Treasury gained 9.3%, while the long bond advanced 10.8%, as measured by the Ryan Labs 10- and 30-Year Bond Indexes. The U.S. dollar gained 4.1% against a basket of six international currencies, as measured by the ICE U.S. Dollar Index.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

[1] All investment performance index figures above reflect total return performance. You may not invest directly in an index.
[2] All sector returns refer to Dow Jones Sector/Industry Indexes.

Management Discussion of Fund Performance (unaudited) :: 5

Investment Strategies and Techniques:
Each ProFund (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily performance, a multiple of the daily performance, the inverse of the daily performance or a multiple of the inverse of the daily performance, of an index.1

Each Fund, other than Classic ProFunds and Falling U.S. Dollar, seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods is the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index for that period. In periods of higher market volatility, the volatility of the Index may be at least as important to the Fund’s return for the period as the return of the Index.

ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each Fund during the year ended July 31, 20103:

•
Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance[4]. Please see below for a discussion of market conditions that affected the performance of the Funds and their various benchmark indexes.

•
The Impact of Leverage on Certain Funds’ Daily Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than +/- 100% of the daily performance of an index was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or -100% of the daily performance of an index. The performance of those Funds that seek daily investment results (before fees and expenses) of -100%, -125%, or -200% (Inverse Funds) was inversely impacted by the daily performance of the Funds’ underlying indexes.

•
Compounding of Daily Returns Over Time and Volatility: Leveraged and Inverse Funds are designed to provide a multiple of index returns (e.g. 150%, 200%, -200%, -125%, -100%) for a single day only. For longer periods, performance may be greater than or less than the one-day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, which has a magnified effect on leveraged and inverse funds. On periods longer than one day, compounding can increase returns in certain upward trending low volatility markets and can decrease losses in certain downward trending low volatility markets. In more volatile periods, compounding commonly reduces returns and increases losses over periods greater than one day. The differences in return over time due to compounding, before fees and expenses, are a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or negative, index volatility and magnitude of index return (whether positive or negative). Longer holding periods, larger fund multiples and having an inverse objective will generally each contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of return will generally contribute to greater negative (positive) deviations.

•
Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•
Dividends and Bond Yields of Component Securities: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend and/or income yield, if any, associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend and/or income yield, if any, associated with the benchmark index.

•
Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to

[1]	Other than Money Market ProFund, which is not discussed herein.
[2]
A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, UltraNASDAQ- 100 ProFund has a benchmark of 200% the daily return of the NASDAQ-100 Index.

[3]	Past performance is not a guarantee of future results.
[4]
Unlike ProFunds, indexes do not actually hold a portfolio of securities and/or financial statements. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds negatively impact the performance of the ProFunds. Performance for each ProFund will differ from the underlying index or security performance.

6 :: Management Discussion of Fund Performance (unaudited)

commensurate increases in portfolio transactions and transaction costs which negatively impact the daily net asset value (NAV) of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

Market Conditions Affecting Benchmark and Fund Performance — All Funds

General Factors Affecting Benchmark and Fund Performance:
Sixty one (61) ProFunds were in existence for the entire period covered by this annual report. Below, we review general economic and market events, as well as index performance, for the twelve months ended July 31, 2010.

Economy:
The twelve month period ending July 31, 2010 began with the U.S. economy still reeling from the after effects of the bursting of both the housing and credit market bubbles. The period opened with the U.S. in the midst of a severe recession, with high unemployment and investors’ portfolios and housing values down sharply. The credit crisis that began in 2008, continued into 2009, with banks and other lenders extremely reluctant to make loans.

The U.S. economy began to stabilize in the latter half of 2009, but continued to be very fragile. The Gross Domestic Product (GDP) grew in each of the three quarters beginning with the third quarter of 2009, after four consecutive quarters of declines. Borrowing conditions in the capital markets improved, issuance of new debt had expanded, and the cost of borrowing had declined. Large banks such as J.P. Morgan and Goldman Sachs repaid the emergency TARP money loaned to them by the Federal Reserve and the Treasury Department the year prior. Even banks that had yet to repay TARP funds were able to issue new equity shares and replenish their capital positions due to improved market sentiment.

Despite these positive improvements, the banking system, especially in regards to smaller banks, was still struggling. Delinquencies and defaults on many types of loans were still rising, particularly commercial real estate and consumer loans. While residential housing prices had stabilized, commercial real estate prices continued to drop, forcing write-offs from banks.

The Federal Reserve went to unprecedented levels in an effort to alleviate the financial crisis and economic instability. Beginning in the spring of 2009, the Federal Reserve purchased $1.25 trillion worth of mortgage backed securities in order to provide liquidity to the market and keep mortgage rates low. In addition to their MBS purchase program, the Fed continued to keep their target for the Fed Funds rate at record low rates, targeting between 0% and 0.25% over the entire twelve month period.

Key economic statistics summarize the weak, but stabilizing, economy over the period. The unemployment rate remained relatively unchanged over the period, worsening slightly from 9.4% to 9.5%. Non-Farm Payrolls data showed a net loss of about 700 thousand jobs over the first five months, before showing a turnaround beginning around January, 2010. Government data showed that inflation remained subdued,with the Consumer Price Index indicating a 1.2% inflation rate over the period. Housing prices, as measured by the S&P Case-Shiller US Home Price Index, fell 30% between the second quarter of 2006 and the first quarter of 2009, before rising slightly over the following six quarters. And finally, the Conference Board’s Consumer Confidence Index was up nicely from its February, 2009 trough, but remained at low levels similar to those measured during the recessions of the early 80’s and early 90’s.

Index Performance:5
For the twelve month period ending July 31, 2010 the U.S. equity market rallied as measured by various broadmarket indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index was +13.8% for the period. The S&P MidCap 400 Index increased by +22.8%, the Dow Jones Industrial Average rose +17.3%, the Russell 2000 Index returned +18.4%, and the NASDAQ-100 returned +17.0%.

ProFunds manages 22 UltraSector ProFunds, three of which are Inverse Sector ProFunds. Certain sectors and industries of the market saw performances that deviated significantly from the broader market performances. As measured by the Dow Jones Total Market Indexes, one sector significantly outperformed the broad markets: Real Estate (+50.2%). One sector also significantly underperformed the broad markets and was the sole loser for the period: Biotechnology (-5.1%). The remainder of the sectors, tracked by various ProFunds, all posted comparable returns to the broad markets: Internet (+27.7%), Industrials (+25.3%), Basic Materials (+24.2), Consumer Services (+22.1%), Precious Metals (+17.7), Mobile Telecommunications (+17.1%), Financials (+16.1%), Consumer Goods (+15.9%), Technology (+15.3%), Banks (+11.3%), Oil Equipment (+11.1%), Semiconductors (+10.8%), Utilities (+10.2%), Pharmaceuticals (+8.3%), Telecommunications (+8.2%), Health Care (+5.1%), and Oil & Gas (+4.5).

This year, the differences between the Growth and Value S&P/Citigroup style indexes were negligible with each of the six style indexes posting positive returns on the period: Large Growth, +12.7% versus Large Value +15.0%; Mid Growth, +23.1% versus Mid Value +22.7%; Small Growth, +20.1% versus Small Value +18.4%.

International equity markets rebounded nicely during the period. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., gained 6.7%. In Japan, the Nikkei 225 Index was up +2.2% in U.S. Dollar terms (-6.6% in yen terms). Emerging markets rallied: The Bank of New York Mellon’s Emerging Market 50 ADR Index, with significant weights in companies from Brazil, Korea, China, Mexico, and Taiwan, gained +14.2%, the

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding the ProFunds Europe 30 Index)

Management Discussion of Fund Performance (unaudited) :: 7

Bank of New York Mellon Latin America 35 ADR Index and the Bank of New York Mellon China Select ADR Index were up +25.3% and +7.9% respectively. The ProFund Europe 30 Index gained +2.6% during the period.

Fixed income markets posted generally positive returns for the period. ProFunds offers three funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond and the ten-year U.S. Treasury note. Based on data from Ryan Labs, the 30-year bond returned +10.8%, and the ten-year note returned +9.3%. Two ProFunds are benchmarked to the New York Board of Trade’s Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was up +4.2% during the period. The currencies included in the Index, in order of descending weights, are the Euro, Japanese Yen, British Pound Sterling, Canadian Dollar, Swedish Krona, and Swiss Franc.

Index Volatility
Daily volatility for the U.S. equity markets lessened significantly from a year ago. The volatility for the S&P 500 for the year ended July 31, 2010, was 18.7%, which was considerably lower than the prior year’s volatility of 45.5%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Mobile Telecommunications Index and the Dow Jones Precious Metals Index. The least volatile were the Ryan Labs 10 Year Treasury Index and the U.S. Dollar Index. The volatility of each index is shown below.

		One Year
	One Year	Index
Underlying Index	Return(a)(b)	Volatility

Dow Jones U.S. Mobile Telecommunications Index	17.15%	38.2%
Dow Jones Precious Metals Index	17.75%	35.2%
Dow Jones U.S. Oil Equipment, Services & Distribution Index	11.09%	33.5%
Dow Jones U.S. Real Estate Index	50.21%	33.0%
Dow Jones U.S. Banks Index	11.26%	31.8%
Dow Jones U.S. Basic Materials Index	24.25%	30.0%
Bank of New York Mellon Latin America 35 ADR Index	25.25%	29.8%
Dow Jones U.S. Semiconductors Index	10.77%	27.9%
Dow Jones U.S. Financials Index	16.07%	27.6%
Bank of New York Mellon Emerging Markets 50 ADR Index	14.19%	27.1%
Bank of New York Mellon China Select ADR Index	7.88%	26.8%
S&P SmallCap 600/Citigroup Value Index	18.37%	25.9%
Russell 2000 Index	18.45%	25.8%
Dow Jones U.S. Oil & Gas Index	4.50%	24.2%
ProFunds Europe 30 Index	2.58%	23.6%
S&P SmallCap 600/Citigroup Growth Index	20.09%	23.2%
Dow Jones Internet Composite Index	27.71%	22.7%
S&P MidCap 400/Citigroup Value Index	22.75%	22.6%
Dow Jones U.S. Industrials Index	25.31%	22.5%
S&P MidCap 400 Index	22.83%	22.3%
S&P MidCap 400/Citigroup Growth Index	23.13%	22.2%
Nikkei 225 Stock Average	2.25%	22.0%
Dow Jones U.S. Technology Index	15.31%	20.4%
NASDAQ-100 Index	17.05%	19.9%
Dow Jones U.S. Biotechnology Index	-5.10%	19.8%
S&P 500/Citigroup Value Index	14.97%	19.7%
MSCI EAFE Index	6.72%	19.5%
Dow Jones U.S. Consumer Services Index	22.13%	18.9%
S&P 500 Index	13.84%	18.7%
S&P 500/Citigroup Growth Index	12.74%	18.1%
Dow Jones Industrial Average	17.28%	16.6%
Dow Jones U.S. Utilities Index	10.25%	16.1%
Dow Jones U.S. Telecommunications Index	8.18%	15.9%
Ryan Labs 30 Year Treasury Index	10.78%	15.8%
Dow Jones U.S. Health Care Index	5.14%	14.7%
Dow Jones U.S. Consumer Goods Index	15.95%	14.5%
Dow Jones U.S. Pharmaceuticals Index	8.26%	14.3%
U.S. Dollar Index	4.23%	8.2%
Ryan Labs 10 Year Treasury Index	9.27%	7.7%

(a)	Performances are total return except for the ProFunds Europe 30 Index and the U.S. Dollar Index.
(b)	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding the ProFunds Europe 30 Index).

8 :: Management Discussion of Fund Performance (unaudited)

Costs of Leveraged and Inverse Exposure
 The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the year ended July 31, 2010. One week Libor, (the most common benchmark financing rate for the Funds) was 0.26% at the beginning of the year, climbing to 0.29% at the end of the year. Each Ultra Fund essentially pays one-times this rate plus a spread,while each Short and UltraShort Fund essentially receives two and three-times this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures. These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of a company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

Management Discussion of Fund Performance :: Bull ProFund :: 9

Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 11.89%, compared to a total return of 13.84%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Apple Computer Inc (+57.45%), General Electric Co (+23.34%), and Chevron Corp (+13.90%), while the bottom three performers in this group were Exxon Mobil Corp (-13.05%), Johnson & Johnson (-1.44%), and JP Morgan Chase & Co (+4.72%).

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	11.89%	-1.83%	-2.87%
Service	10.77%	-2.81%	-3.81%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	1.79%	1.73%
Service	2.79%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	49%
Futures Contracts	13%
Swap Agreements	38%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	1.5%
Apple Computer, Inc.	1.2%
Microsoft Corp.	1.0%
Procter & Gamble Co.	0.9%
General Electric Co.	0.9%

S&P 500 Index – Composition
% of Index

Consumer Non-Cyclical	22%
Financial	16%
Technology	13%
Communications	11%
Energy	11%
Industrial	11%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: Mid-Cap ProFund :: Management Discussion of Fund Performance

Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 20.27%, compared to a total return of 22.83%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were F5 Networks Inc (+136.61%), Cree Inc (+120.96%), and Cimarex Energy Co (+93.46%), while the bottom three performers in this group were Vertex Pharmaceuticals Inc (-6.53%), Newfield Exploration Co (+35.93%), and Dollar Tree Inc (+44.15%).

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from September 4, 2001 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	20.27%	0.12%	3.65%
Service	19.03%	-0.89%	2.68%
S&P MidCap 400 Index	22.83%	2.52%	6.36%

Expense Ratios**
Fund	Gross	Net

Investor	2.12%	1.73%
Service	3.12%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	38%
Futures Contracts	38%
Swap Agreements	24%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

New York Community Bancorp	0.3%
Cree Research, Inc.	0.3%
Newfield Exploration Co.	0.3%
F5 Networks, Inc.	0.3%
Vertex Pharmaceuticals, Inc.	0.3%

S&P MidCap 400 Index – Composition
% of Index

Consumer Non-Cyclical	20%
Financial	20%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Utilities	7%
Communications	5%
Energy	5%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]
The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap ProFund :: 11

Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 17.30%, compared to a total return of 18.45%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Salix Pharmaceuticals Ltd (+248.19%), Riverbed Technology Inc (+85.36%), and TIBCO Software Inc (+55.33%), while the bottom three performers in this group were FirstMerit Corp (+9.78%), MFA Financial Inc (+12.56%), and Rock-Tenn Company Class A (+19.81%).

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from September 4, 2001 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	17.30%	-1.23%	2.94%
Service	16.00%	-2.22%	1.89%
Russell 2000 Index	18.45%	0.48%	5.19%

Expense Ratios**
Fund	Gross	Net

Investor	1.82%	1.73%
Service	2.82%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	35%
Futures Contracts	3%
Swap Agreements	62%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Northwest Natural Gas Co.	0.1%
Piedmont Natural Gas Co., Inc.	0.1%
Montpelier Re Holdings, Ltd.	0.1%
ProAssurance Corp.	0.1%
Home Properties, Inc.	0.1%

Russell 2000 Index – Composition
% of Index

Financial	22%
Consumer Non-Cyclical	20%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]
The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12 :: NASDAQ-100 ProFund :: Management Discussion of Fund Performance

NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 14.74%, compared to a total return of 17.05%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Apple Computer Inc (+57.45%), Amazon.com Inc (+37.47%), and Microsoft Corp (+11.83%), while the bottom three performers in this group were Research in Motion Ltd (-24.29%), QUALCOMM Inc (-16.16%), and Teva Pharmaceutical Industries (-7.31%).

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the NASDAQ-100 ProFund from August 7, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	14.74%	2.07%	-7.30%
Service	13.63%	1.05%	-8.22%
NASDAQ-100 Index	17.05%	3.61%	-6.32%

Expense Ratios**
Fund	Gross	Net

Investor	1.63%	1.63%
Service	2.63%	2.63%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	29%
Futures Contracts	2%
Swap Agreements	69%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	5.6%
Microsoft Corp.	1.3%
Qualcomm, Inc.	1.3%
Google, Inc. - Class A	1.3%
Oracle Corp.	0.9%

NASDAQ-100 Index - Composition
% of Index

Technology	47%
Communications	25%
Consumer Non-Cyclical	16%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]
The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Large-Cap Value ProFund :: 13

Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 12.28%, compared to a total return of 14.97%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Value Index is a market capitalization-weighted index comprised of the stocks in the S&P 500 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Citigroup Inc (+29.34%), General Electric Co (+23.34%), and Wells Fargo & Co (+14.16%), while the bottom three performers in this group were Bank of America Corp (-4.83%), Pfizer Inc (-2.05%), and JP Morgan Chase & Co (+4.72%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from October 1, 2002 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	12.28%	-3.18%	3.35%
Service	11.14%	-4.15%	2.34%
S&P 500/Citigroup Value Index[3]	14.97%	-1.14%	5.93%

Expense Ratios**
Fund	Gross	Net

Investor	1.88%	1.73%
Service	2.88%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short- term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

General Electric Co.	3.5%
J.P. Morgan Chase & Co.	3.3%
Chevron Corp.	3.1%
Wells Fargo & Co.	3.0%
Bank of America Corp.	2.9%

S&P 500/Citigroup Value Index – Composition
% of Index

Financial	24%
Consumer Non-Cyclical	20%
Industrial	12%
Consumer Cyclical	11%
Energy	11%
Communications	9%
Utilities	7%
Technology	4%
Basic Materials	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]
The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in ether a growth or value index. The S&P 500/Barra Value Index represents performance from October 1, 2002 to December 16, 2005 and the S&P 500/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14 :: Large-Cap Growth ProFund :: Management Discussion of Fund Performance

Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 10.45%,compared to a total return of 12.74%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Growth Index is a market capitalization-weighted index comprised of the stocks in the S&P 500 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Apple Computer Inc (+57.45%), PepsiCo Inc (+17.81%), and Coca-Cola Co (+14.14%), while the bottom three performers in this group were Exxon Mobil Corp (-13.05%), Johnson & Johnson (-1.44%), and Cisco Systems Inc (+4.82%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from October 1, 2002 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	10.45%	-1.42%	2.48%
Service	9.36%	-2.39%	1.52%
S&P 500/Citigroup Growth Index[3]	12.74%	0.71%	4.94%

Expense Ratios**
Fund	Gross	Net

Investor	1.95%	1.73%
Service	2.95%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	5.0%
Microsoft Corp.	4.2%
International Business Machines Corp.	3.5%
Exxon Mobil Corp.	3.3%
Cisco Systems, Inc.	2.8%

S&P 500/Citigroup Growth Index – Composition
% of Index

Consumer Non-Cyclical	25%
Technology	22%
Communications	13%
Energy	11%
Industrial	10%
Consumer Cyclical	7%
Financial	7%
Basic Materials	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]
The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index. The S&P 500/Barra Growth Index represents performance from October 1, 2002 to December 16, 2005 and the S&P 500/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Mid-Cap Value ProFund :: 15

Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 20.03%, compared to a total return of 22.75%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Value Index is a market capitalization-weighted index comprised of the stocks in the S&P MidCap 400 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were New York Community Bancorp (+70.51%), Ashland Inc (+54.79%), and Arch Coal Inc (+38.54%), while the bottom three performers in this group were Everest Re Group Ltd (-0.93%), Manpower Inc (+1.65%), and NSTAR (+21.12%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from September 4, 2001 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	20.03%	-0.57%	4.00%
Service	18.83%	-1.56%	2.99%
S&P MidCap 400/Citigroup Value Index[3]	22.75%	1.82%	7.07%

Expense Ratios**
Fund	Gross	Net

Investor	1.91%	1.73%
Service	2.91%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

New York Community Bancorp	1.6%
BorgWarner, Inc.	1.1%
Everest Re Group, Ltd.	1.0%
AMB Property Corp.	0.9%
Ashland, Inc.	0.8%

S&P MidCap 400/Citigroup Value Index – Composition

% of Index

Financial	28%
Industrial	19%
Consumer Non-Cyclical	15%
Consumer Cyclical	11%
Utilities	11%
Basic Materials	5%
Technology	5%
Energy	4%
Communications	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]
The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index. The S&P MidCap 400/Barra Value Index represents performance from September 4, 2001 to December 16, 2005 and the S&P MidCap 400/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16 :: Mid-Cap Growth ProFund :: Management Discussion of Fund Performance

Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 20.66%, compared to a total return of 23.13%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Growth Index is a market capitalization-weighted index comprised of the stocks in the S&P MidCap 400 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were F5 Networks Inc (+136.61%), Cree Inc (+120.96%), and Bucyrus International Inc (+111.51%), while the bottom three performers in this group were Newfield Exploration Co (+35.93%), AMETEK Inc (+37.67%), and Dollar Tree Inc (+44.15%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from September 4, 2001 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Returnas of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	20.66%	1.52%	3.05%
Service	19.43%	0.52%	2.03%
S&P MidCap 400/Citigroup Growth Index[3]	23.13%	3.30%	5.62%

Expense Ratios**
Fund	Gross	Net

Investor	1.71%	1.71%
Service	2.71%	2.71%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Cree Research, Inc.	1.7%
Newfield Exploration Co.	1.6%
F5 Networks, Inc.	1.5%
Edwards Lifesciences Corp.	1.5%
Lubrizol Corp.	1.4%

S&P MidCap 400/Citigroup Growth Index – Composition

% of Index

Consumer Non-Cyclical	25%
Industrial	17%
Consumer Cyclical	14%
Financial	12%
Technology	11%
Communications	9%
Energy	6%
Basic Materials	4%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]
The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 400/Barra Growth Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index. The S&P MidCap 400/Barra Growth Index represents performance from September 4, 2001 to December 16, 2005 and the S&P MidCap 400/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap Value ProFund :: 17

Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 15.39%, compared to a return of 18.37%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Esterline Technologies Corp (+80.55%), AMERIGROUP Corp (+44.89%), and Casey’s General Stores Inc (+40.88%), while the bottom three performers in this group were New Jersey Resources Corp (+0.32%), Emcor Group (+7.84%), and Piedmont Natural Gas Co (+12.77%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from September 4, 2001 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	15.39%	-1.89%	2.96%
Service	14.23%	-2.89%	1.92%
S&P SmallCap 600/Citigroup Value Index[3]	18.37%	0.38%	5.95%

Expense Ratios**
Fund	Gross	Net

Investor	1.83%	1.73%
Service	2.83%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

East West Bancorp, Inc.	1.1%
Casey’s General Stores, Inc.	0.9%
Piedmont Natural Gas Co., Inc.	0.9%
ProAssurance Corp.	0.9%
AMERIGROUP Corp.	0.9%

S&P SmallCap 600/Citigroup Value Index – Composition

% of Index

Financial	25%
Industrial	22%
Consumer Cyclical	17%
Consumer Non-Cyclical	15%
Utilities	7%
Technology	6%
Basic Materials	3%
Communications	3%
Energy	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from September 4, 2001 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: Small-Cap Growth ProFund :: Management Discussion of Fund Performance

Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 17.70%, compared to a total return of 20.09%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Growth Index is a market capitalization-weighted index comprised of the stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Salix Pharmaceuticals Ltd (+248.19%), Deckers Outdoor Corp (+125.81%), and SM Energy Co (+74.00%), while the bottom three performers in this group were Concur Technologies Inc (+34.18%), Cooper Companies Inc (+41.84%), and American Medical Systems Holdings Inc (+46.24%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from September 4, 2001 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	17.70%	-0.24%	4.08%
Service	16.50%	-1.25%	3.10%
S&P SmallCap 600/Citigroup Growth Index[3]	20.09%	1.46%	6.42%

Expense Ratios**
Fund	Gross	Net

Investor	2.12%	1.73%
Service	3.12%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

SM Energy Co.	1.4%
Salix Pharmaceuticals, Ltd.	1.3%
Oil States International, Inc.	1.2%
Concur Technologies, Inc.	1.0%
Polaris Industries, Inc.	1.0%

S&P SmallCap 600/Citigroup Growth Index – Composition

% of Index

Consumer Non-Cyclical	24%
Consumer Cyclical	17%
Technology	15%
Industrial	14%
Financial	13%
Communications	7%
Energy	7%
Basic Materials	2%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]

Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from September 4, 2001 to December 16, 2005 and the S&P SmallCap 600/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Europe 30 ProFund :: 19

Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.1 For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 3.22%, compared to a price return of 2.58%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. Dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Siemens AG (+25.68%), Vodafone Group PLC (+21.28%), and BHP Billiton PLC (+19.76%), while the bottom three performers in this group were BP PLC (-19.50%), TOTAL S.A. (-3.68%), and GlaxoSmithKline PLC (-3.18%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions. From July 31, 2000 to September 4, 2001 Europe 30 ProFund sought daily investment results that corresponded to twice (200%) the performance of a different benchmark index, the ProFunds Europe Index (“PEI”).

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	3.22%	-1.24%	-6.56%
Service	2.16%	-2.18%	-6.70%
ProFunds Europe 30 Index	2.58%	-1.96%	-2.70%
Dow Jones STOXX 50 Index	-4.48%	-2.43%	-2.80%

Expense Ratios**
Fund	Gross	Net

Investor	2.03%	1.73%
Service	3.03%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

BHP Billiton PLC	6.2%
HSBC Holdings PLC	5.9%
Royal Dutch Shell PLC - Class A	5.6%
Novartis AG	4.9%
Vodafone Group PLC	4.8%

ProFunds Europe 30 Index – Composition

Industry Breakdown	% of Index

Consumer Non-Cyclical	28%
Financial	20%
Energy	15%
Industrial	13%
Basic Materials	12%
Communications	9%
Technology	3%

Country Breakdown

United Kingdom	37%
Switzerland	23%
Germany	10%
Netherlands	10%
France	7%
Luxembourg	5%
Sweden	3%
Finland	2%
Ireland	2%
Greece	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

Prior to September 4, 2001, Europe 30 ProFund was named “UltraEurope ProFund” and sought daily investment results, that corresponded to twice (200%) the daily performance of the ProFunds Europe Index (PEI). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the Deutsche Aktienindex and the CAC-40.

[2]

The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[4]

The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: UltraBull ProFund :: Management Discussion of Fund Performance

UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 21.18%, compared to a total return of 13.84%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted Index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Apple Computer Inc (+57.45%), General Electric Co (+23.34%), and Chevron Corp (+13.90%), while the bottom three performers in this group were Exxon Mobil Corp (-13.05%), Johnson & Johnson (-1.44%), and JP Morgan Chase & Co (+4.72%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	21.18%	-10.93%	-11.05%
Service	19.98%	-11.80%	-11.88%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	1.65%	1.65%
Service	2.65%	2.65%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	75%
Futures Contracts	15%
Swap Agreements	110%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Exxon Mobil Corp.	2.3%
Apple Computer, Inc.	1.8%
Microsoft Corp.	1.5%
Procter & Gamble Co.	1.3%
General Electric Co.	1.3%

S&P 500 Index – Composition

% of Index

Consumer Non-Cyclical	22%
Financial	16%
Technology	13%
Communications	11%
Energy	11%
Industrial	11%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraMid-Cap ProFund :: 21

UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400® Index. The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 39.60%, compared to a total return of 22.83%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were F5 Networks Inc (+136.61%), Cree Inc (+120.96%), and Cimarex Energy Co (+93.46%), while the bottom three performers in this group were Vertex Pharmaceuticals Inc (-6.53%), Newfield Exploration Co (+35.93%), and Dollar Tree Inc (+44.15%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	39.60%	-7.26%	-1.00%
Service	38.19%	-8.17%	-1.95%
S&P MidCap 400 Index	22.83%	2.52%	5.84%

Expense Ratios**
Fund	Gross	Net

Investor	1.76%	1.73%
Service	2.76%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	71%
Futures Contracts	40%
Swap Agreements	89%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

New York Community Bancorp	0.6%
Cree Research, Inc.	0.6%
Newfield Exploration Co.	0.6%
F5 Networks, Inc.	0.5%
Vertex Pharmaceuticals, Inc.	0.5%

S&P MidCap 400 Index – Composition

% of Index

Consumer Non-Cyclical	20%
Financial	20%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Utilities	7%
Communications	5%
Energy	5%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: UltraSmall-Cap ProFund :: Management Discussion of Fund Performance

UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 29.53%, compared to a total return of 18.45%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Salix Pharmaceuticals Ltd (+248.19%), Riverbed Technology Inc (+85.36%), and TIBCO Software Inc (+55.33%), while the bottom three performers in this group were FirstMerit Corp (+9.78%), MFA Financial Inc (+12.56%), and Rock-Tenn Company Class A (+19.81%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	29.53%	-12.51%	-5.55%
Service	28.22%	-13.43%	-6.53%
Russell 2000 Index	18.45%	0.48%	4.06%

Expense Ratios**
Fund	Gross	Net

Investor	1.80%	1.73%
Service	2.80%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	34%
Swap Agreements	166%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings

Company	% of Net Assets

Northwest Natural Gas Co.	0.1%
Piedmont Natural Gas Co., Inc.	0.1%
Montpelier Re Holdings, Ltd.	0.1%
ProAssurance Corp.	0.1%
Home Properties, Inc.	0.1%

Russell 2000 Index – Composition

% of Index

Financial	22%
Consumer Non-Cyclical	20%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraDow 30 ProFund :: 23

UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (“DJIA”). The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 29.07%, compared to a total return of 17.28%1 for the DJIA. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the DJIA.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Dow Jones Industrial Average is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were The Boeing Co (+63.78%), Caterpillar Inc (+62.66%), and United Technologies Corp (+33.77%), while the bottom three performers in this group were Exxon Mobil Corp (-13.05%), Johnson & Johnson (-1.44%), and International Business Machines Corp (+10.95%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from June 3, 2002 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	29.07%	-6.13%	-3.08%
Service	27.88%	-7.03%	-3.97%
Dow Jones Industrial Average	17.28%	2.34%	3.44%

Expense Ratios**
Fund	Gross	Net

Investor	1.84%	1.73%
Service	2.84%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	40%
Futures Contracts	2%
Swap Agreements	158%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

International Business Machines Corp.	3.7%
3M Co.	2.5%
Chevron Corp.	2.2%
United Technologies Corp.	2.1%
Caterpillar, Inc.	2.0%

Dow Jones Industrial Average – Composition

% of Index

Industrial	22%
Consumer Non-Cyclical	18%
Technology	16%
Consumer Cyclical	11%
Financial	11%
Energy	10%
Communications	8%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: UltraNASDAQ-100 ProFund :: Management Discussion of Fund Performance

UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index. The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 29.04%, compared to a total return of 17.05%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization weighted-methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Apple Computer Inc (+57.45%), Amazon.com Inc (+37.47%), and Microsoft Corp (+11.83%), while the bottom three performers in this group were Research in Motion Ltd (-24.29%), QUALCOMM Inc (-16.16%), and Teva Pharmaceutical Industries (-7.31%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraNASDAQ-100 ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	29.04%	-4.32%	-24.58%
Service	27.91%	-5.25%	-25.23%
NASDAQ-100 Index	17.05%	3.61%	-6.05%

Expense Ratios**
Fund	Gross	Net

Investor	1.61%	1.61%
Service	2.61%	2.61%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	56%
Futures Contracts	9%
Swap Agreements	135%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Apple Computer, Inc.	10.6%
Microsoft Corp.	2.5%
Qualcomm, Inc.	2.4%
Google, Inc. - Class A	2.4%
Oracle Corp.	1.6%

NASDAQ-100 Index – Composition

% of Index

Technology	47%
Communications	25%
Consumer Non-Cyclical	16%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraInternational ProFund :: 25

UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Since the foreign markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 0.63%, compared to a total return of 6.72%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Nestle (+24.04%), Vodafone Group PLC (+21.07%), and BHP Billiton Ltd (+18.04%), while the bottom three performers in this group were BP (-19.62%), Toyota Motor Corp (-15.32%), and Banco Santander (-4.61%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from April 19, 2006 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Since Inception

Investor	0.63%	-19.90%
Service	-0.36%	-20.70%
MSCI EAFE Index	6.72%	-2.38%

Expense Ratios**
Fund	Gross	Net

Investor	1.84%	1.73%
Service	2.84%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	34%
Swap Agreements	166%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index

Financial	27%
Industrial	12%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Materials	10%
Health Care	8%
Energy	7%
Telecommunication Services	6%
Information Technology	5%
Utilities	5%

Country Breakdown

Japan	22%
United Kingdom	22%
France	10%
Australia	8%
Germany	8%
Switzerland	8%
Spain	4%
Italy	3%
Netherlands	3%
Other	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded MSCI EAFE futures contracts.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: UltraEmerging Markets ProFund :: Management Discussion of Fund Performance

UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 18.13%, compared to a total return of 14.19%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Brazil, South Korea, Mexico, Taiwan, China, Hong Kong, South Africa, India, Israel, Russia, Indonesia, and Argentina. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Banco Bradesco S.A. (+46.66%), Vale S.A. - Pref (+43.73%), and Vale S.A. (+43.40%), while the bottom three performers in this group were Petroleo Brasileiro S.A. (-9.67%), Petroleo Brasileiro S.A. - SPON (-2.96%), and China Mobile Ltd (+0.69%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from April 19, 2006 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Since Inception

Investor	18.13%	-8.11%
Service	17.06%	-9.04%
Bank of New York Mellon Emerging Markets 50 ADR Index	14.19%	7.13%

Expense Ratios**
Fund	Gross	Net

Investor	1.61%	1.61%
Service	2.61%	2.61%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	71%
Swap Agreements	129%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Petroleo Brasileiro S.A. - Preferred	4.0%
Vale S.A. - Preferred	4.0%
Itau Unibanco Holding S.A.	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.6%
China Mobile, Ltd.	3.4%

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition

Industry Breakdown	% of Index

Communications	21%
Financial	21%
Basic Materials	19%
Energy	19%
Technology	10%
Consumer Non-Cyclical	4%
Industrial	3%
Utilities	3%

Country Breakdown

Brazil	36%
China	20%
Mexico	7%
South Korea	9%
India	9%
Taiwan	8%
South Africa	5%
Chile	1%
Other	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraLatin America ProFund :: 27

UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon Latin America 35 ADR Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 39.78%, compared to a price return of 25.25%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Bank of New York Mellon Latin America 35 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following countries: Brazil, Mexico, Chile, Argentina, Peru, and Colombia. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Companhia de Bebidas das Americas (+60.72), Banco Bradesco S.A. (+46.66%), and Vale S.A. - Pref (+43.73%), while the bottom three performers in this group were Petroleo Brasileiro S.A. (-9.67%), Petroleo Brasileiro S.A. - SPON (-2.96%), and America Movil (+17.78%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from October 16, 2007 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Since Inception

Investor	39.78%	-28.99%
Service	38.32%	-29.66%
Bank of New York Mellon Latin America 35 ADR Index	25.25%	-0.20%

Expense Ratios**
Fund	Gross	Net

Investor	1.80%	1.73%
Service	2.80%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	73%
Swap Agreements	127%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Vale S.A. - Preferred	7.3%
Petroleo Brasileiro S.A. - Preferred	5.6%
Itau Unibanco Holding S.A.	5.4%
Companhia Vale Do Rio Doce	5.4%
Petroleo Brasileiro S.A.	4.6%

Bank of New York Mellon Latin America 35 ADR Index – Composition

Industry Breakdown	% of Index

Basic Materials	30%
Financial	19%
Energy	16%
Consumer Non-Cyclical	13%
Communications	12%
Utilities	7%
Industrial	2%
Consumer Cyclical	1%

Country Breakdown

Brazil	75%
Mexico	11%
Chile	8%
Colombia	4%
Peru	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28 :: UltraChina ProFund :: Management Discussion of Fund Performance

UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon China Select ADR Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 5.45%, compared to a price return of 7.88%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Bank of New York Mellon China Select ADR Index is a free-float adjusted capitalization-weighted Index. The Index is designed to track the performance of a basket of Chinese companies who have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Baidu Inc (+133.84%), Ctrip.com International Ltd (+57.11%), and Yanzhou Coal Mining Company Ltd (+41.98%), while the bottom three performers in this group were China Petroleum & Chemical Corp (-6.94%), China Unicom Ltd (-3.30%), and China Telecom Corp Ltd (-1.43%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from February 4, 2008 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Since Inception

Investor	5.45%	-34.40%
Service	4.28%	-35.11%
Bank of New York Mellon China Select ADR Index	7.88%	-7.26%

Expense Ratios**
Fund	Gross	Net

Investor	1.89%	1.73%
Service	2.89%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	72%
Swap Agreements	128%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

China Mobile, Ltd.	6.6%
China Life Insurance Co., Ltd.	5.7%
CNOOC, Ltd.	5.0%
PetroChina Co., Ltd.	5.0%
China Unicom, Ltd.	4.4%

Bank of New York Mellon China Select ADR Index – Composition
Industry Breakdown	% of Index

Communications	35%
Energy	26%
Financial	10%
Technology	7%
Consumer Non-Cyclical	6%
Consumer Cyclical	5%
Industrial	5%
Basic Materials	4%
Utilities	2%
Country Breakdown

China	97%
Hong Kong	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return index. The index returns reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraJapan ProFund :: 29

UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31,2010, the Fund (Investor Class shares) had a total return of -24.30%, compared to a total return of 2.25% for the Index as measured in unhedged U.S. Dollar terms, or -6.58% in local (Japanese Yen) terms.1 The U.S. Dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Nikkei 225 Stock Average is a modified price-weighted Index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers (in U.S. Dollar terms) were Fanuc Ltd (+44.69%), Softbank Corp (+40.71%), and Canon Inc (+20.22%), while the bottom three performers in this group were Shin-Etsu Chemical Co Ltd (-5.94%), Honda Motor Co Ltd (-1.40%), and Tokyo Electron Ltd (+2.59%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	-24.30%	-18.30%	-17.57%
Service	-25.05%	-19.12%	-18.39%
Nikkei 225 Stock Average - USD Terms	2.25%	2.14%	-1.53%
Nikkei 225 Stock Average - Local (Yen) Terms	-6.58%	-3.06%	-3.84%

Expense Ratios**
Fund	Gross	Net

Investor	1.84%	1.73%
Service	2.84%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	186%
Swap Agreements	14%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition
% of Index

Industrial	26%
Consumer Cyclical	21%
Consumer Non-Cyclical	18%
Technology	11%
Communications	10%
Basic Materials	6%
Financial	6%
Energy	1%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded U.S. Dollar-denominated future contract on the Nikkei 225 Stock Average.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30 :: Bear ProFund :: Management Discussion of Fund Performance

Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -16.55%, compared to a total return of 13.84%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Apple Computer Inc (+57.45%), General Electric Co (+23.34%), and Chevron Corp (+13.90%), while the bottom three performers in this group were Exxon Mobil Corp (-13.05%), Johnson & Johnson (-1.44%), and JP Morgan Chase & Co (+4.72%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	-16.55%	-1.78%	-0.64%
Service	-17.36%	-2.74%	-1.63%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	1.68%	1.68%
Service	2.68%	2.68%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(13)%
Swap Agreements	(87)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index – Composition
% of Index

Consumer Non-Cyclical	22%
Financial	16%
Technology	13%
Communications	11%
Energy	11%
Industrial	11%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Small-Cap ProFund :: 31

Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index. The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -23.04%, compared to a total return of 18.45%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Salix Pharmaceuticals Ltd (+248.19%), Riverbed Technology Inc (+85.36%), and TIBCO Software Inc (+55.33%), while the bottom three performers in this group were FirstMerit Corp (+9.78%), MFA Financial Inc (+12.56%), and Rock-Tenn Company Class A (+19.81%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from May 1, 2002 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	-23.04%	-6.78%	-9.13%
Service	-23.93%	-7.75%	-10.00%
Russell 2000 Index	18.45%	0.48%	4.36%

Expense Ratios**
Fund	Gross	Net

Investor	1.82%	1.73%
Service	2.82%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(1)%
Swap Agreements	(99)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index – Composition
% of Index

Financial	22%
Consumer Non-Cyclical	20%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: Short NASDAQ-100 ProFund :: Management Discussion of Fund Performance

Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -19.35%, compared to a total return of 17.05%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Apple Computer Inc (+57.45%), Amazon.com Inc (+37.47%), and Microsoft Corp (+11.83%), while the bottom three performers in this group were Research in Motion Ltd (-24.29%), QUALCOMM Inc (-16.16%), and Teva Pharmaceutical Industries (-7.31%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the Short NASDAQ-100 ProFund from May 1, 2002 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	-19.35%	-6.43%	-9.07%
Service	-20.16%	-7.37%	-10.01%
NASDAQ-100 Index	17.05%	3.61%	5.24%

Expense Ratios**
Fund	Gross	Net

Investor	1.99%	1.73%
Service	2.99%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agree- ments and U.S. Government securities.

NASDAQ-100 Index – Composition
% of Index

Technology	47%
Communications	25%
Consumer Non-Cyclical	16%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraBear ProFund :: 33

UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500® Index. Index. The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -31.99%, compared to a total return of 13.84%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Apple Computer Inc (+57.45%), General Electric Co (+23.34%), and Chevron Corp (+13.90%), while the bottom three performers in this group were Exxon Mobil Corp (-13.05%), Johnson & Johnson (-1.44%), and JP Morgan Chase & Co (+4.72%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	-31.99%	-10.49%	-6.64%
Service	-32.51%	-11.29%	-7.49%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	1.59%	1.59%
Service	2.59%	2.59%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(7)%
Swap Agreements	(193)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraBear ProFund primarily invests in non- equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index – Composition
% of Index

Consumer Non-Cyclical	22%
Financial	16%
Technology	13%
Communications	11%
Energy	11%
Industrial	11%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34 :: UltraShort Mid-Cap ProFund :: Management Discussion of Fund Performance

UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400® Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -44.63%, compared to a total return of 22.83% 1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were F5 Networks Inc (+136.61%), Cree Inc (+120.96%), and Cimarex Energy Co (+93.46%), while the bottom three performers in this group were Vertex Pharmaceuticals Inc (-6.53%), Newfield Exploration Co (+35.93%), and Dollar Tree Inc (+44.15%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from January 30, 2004 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	-44.63%	-19.69%	-21.60%
Service	-45.12%	-20.51%	-22.43%
S&P MidCap 400 Index	22.83%	2.52%	5.45%

Expense Ratios**
Fund	Gross	Net

Investor	1.87%	1.73%
Service	2.87%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(19)%
Swap Agreements	(181)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index – Composition
% of Index

Consumer Non-Cyclical	20%
Financial	20%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Utilities	7%
Communications	5%
Energy	5%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Small-Cap ProFund :: 35

UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -44.40%, compared to a return of 18.45%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Salix Pharmaceuticals Ltd (+248.19%), Riverbed Technology Inc (+85.36%), and TIBCO Software Inc (+55.33%), while the bottom three performers in this group were FirstMerit Corp (+9.78%), MFA Financial Inc (+12.56%), and Rock-Tenn Company Class A (+19.81%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from January 30, 2004 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	-44.40%	-22.43%	-23.01%
Service	-45.09%	-23.22%	-23.80%
Russell 2000 Index	18.45%	0.48%	3.12%

Expense Ratios**
Fund	Gross	Net

Investor	2.05%	1.73%
Service	3.05%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(8)%
Swap Agreements	(192)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index – Composition

% of Index

Financial	22%
Consumer Non-Cyclical	20%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses.It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36 :: UltraShort Dow 30 ProFund :: Management Discussion of Fund Performance

UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (“DJIA”). The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -35.64%, compared to a total return of 17.28% 1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Dow Jones Industrial Average is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were The Boeing Co (+63.78%), Caterpillar Inc (+62.66%), and United Technologies Corp (+33.77%), while the bottom three performers in this group were Exxon Mobil Corp (-13.05%), Johnson & Johnson (-1.44%), and International Business Machines Corp (+10.95%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 22, 2004 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	-35.64%	-13.48%	-13.65%
Service	-36.28%	-14.35%	-14.53%
Dow Jones Industrial Average	17.28%	2.34%	3.29%

Expense Ratios**
Fund	Gross	Net

Investor	1.86%	1.73%
Service	2.86%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.
Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(38)%
Swap Agreements	(162)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average – Composition

% of Index

Industrial	22%
Consumer Non-Cyclical	18%
Technology	16%
Consumer Cyclical	11%
Financial	11%
Energy	10%
Communications	8%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. TThe Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort NASDAQ-100 ProFund :: 37

UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -36.39%, compared to a total return of 17.05%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the Index’s daily performance.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Apple Computer Inc (+57.45%), Amazon.com Inc (+37.47%), and Microsoft Corp (+11.83%), while the bottom three performers in this group were Research in Motion Ltd (-24.29%), QUALCOMM Inc (-16.16%), and Teva Pharmaceutical Industries (-7.31%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort NASDAQ-100 ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	-36.39%	-19.04%	-13.68%
Service	-37.04%	-19.85%	-14.51%
NASDAQ-100 Index	17.05%	3.61%	-6.05%

Expense Ratios**
Fund	Gross	Net

Investor	1.67%	1.67%
Service	2.67%	2.67%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(13)%
Swap Agreements	(187)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition
% of Index

Technology	47%
Communications	25%
Consumer Non-Cyclical	16%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: UltraShort International ProFund :: Management Discussion of Fund Performance

UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Since the foreign markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -28.21%, compared to a total return of 6.72%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization Index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Nestle (+24.04%), Vodafone Group PLC (+21.07%), and BHP Billiton Ltd (+18.04%), while the bottom three performers in this group were BP (-19.62%), Toyota Motor Corp (-15.32%), and Banco Santander (-4.61%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from April 19, 2006 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Since Inception

Investor	-28.21%	-18.20%
Service	-28.93%	-19.01%
MSCI EAFE Index	6.72%	-2.38%

Expense Ratios**
Fund	Gross	Net

Investor	1.72%	1.72%
Service	2.72%	2.72%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(24)%
Swap Agreements	(175)%

Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index

Financial	27%
Industrial	12%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Materials	10%
Health Care	8%
Energy	7%
Telecommunication Services	6%
Information Technology	5%
Utilities	5%
Country Breakdown

Japan	22%
United Kingdom	22%
France	10%
Australia	8%
Germany	8%
Switzerland	8%
Spain	4%
Italy	3%
Netherlands	3%
Other	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded MSCI EAFE futures contracts.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Emerging Markets ProFund :: 39

UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index. The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -40.43%, compared to a total return of 14.19%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Brazil, South Korea, Mexico, Taiwan, China, Hong Kong, South Africa, India, Israel, Russia, Indonesia, and Argentina. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Banco Bradesco S.A. (+46.66%), Vale S.A. - Pref (+43.73%), and Vale S.A. (+43.40%), while the bottom three performers in this group were Petroleo Brasileiro S.A. (-9.67%), Petroleo Brasileiro S.A.- SPON (-2.96%), and China Mobile Ltd (+0.69%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from April 19, 2006 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Since Inception

Investor	-40.43%	-47.20%
Service	-41.05%	-47.71%
Bank of New York Mellon Emerging Markets 50 ADR Index	14.19%	7.13%

Expense Ratios**
Fund	Gross	Net

Investor	1.74%	1.73%
Service	2.74%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(200)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging
Markets 50 ADR Index – Composition
Industry Breakdown	% of Index

Communications	21%
Financial	21%
Basic Materials	19%
Energy	19%
Technology	10%
Consumer Non-Cyclical	4%
Industrial	3%
Utilities	3%
Country Breakdown

Brazil	36%
China	20%
Mexico	7%
South Korea	9%
India	9%
Taiwan	8%
South Africa	5%
Chile	1%
Other	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: UltraShort Latin America ProFund :: Management Discussion of Fund Performance

UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank of New York Mellon Latin America 35 ADR Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -53.47%, compared to a total return of 25.25%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Bank of New York Mellon Latin America 35 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following countries:Brazil, Mexico, Chile, Argentina, Peru, and Colombia. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Companhia de Bebidas das Americas (+60.72), Banco Bradesco S.A. (+46.66%), and Vale S.A.– Pref (+43.73%), while the bottom three performers in this group were Petroleo Brasileiro S.A. (-9.67%), Petroleo Brasileiro S.A. – SPON (-2.96%), and America Movil (+17.78%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from October 16, 2007 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Since Inception

Investor	-53.47%	-60.21%
Service	-53.94%	-60.60%
Bank of New York Mellon Latin America 35 ADR Index	25.25%	-0.20%

Expense Ratios**
Fund	Gross	Net

Investor	2.23%	1.73%
Service	3.23%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(200)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Latin America 35 ADR Index – Composition

Industry Breakdown	% of Index

Basic Materials	30%
Financial	19%
Energy	16%
Consumer Non-Cyclical	13%
Communications	12%
Utilities	7%
Industrial	2%
Consumer Cyclical	1%
Country Breakdown

Brazil	75%
Mexico	11%
Chile	8%
Colombia	4%
Peru	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort China ProFund :: 41

UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice 200% the inverse opposite of the daily performance of the Bank of New York Mellon China Select ADR Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -34.66%, compared to a total return of 7.88%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index. 2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Bank of New York Mellon China Select ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Baidu Inc (+133.84%), Ctrip.com International Ltd (+57.11%), and Yanzhou Coal Mining Company Ltd (+41.98%), while the bottom three performers in this group were China Petroleum & Chemical Corp (-6.94%), China Unicom Ltd (-3.30%), and China Telecom Corp Ltd (-1.43%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from February 4, 2008 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Since Inception

Investor	-34.66%	-43.53%
Service	-35.01%	-44.00%
Bank of New York Mellon China Select ADR Index	7.88%	-7.26%

Expense Ratios**
Fund	Gross	Net

Investor	3.27%	1.73%
Service	4.27%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Swap Agreements	(200)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon China Select ADR Index – Composition

Industry Breakdown	% of Index

Communications	35%
Energy	26%
Financial	10%
Technology	7%
Consumer Non-Cyclical	6%
Consumer Cyclical	5%
Industrial	5%
Basic Materials	4%
Utilities	2%
Country Breakdown

China	97%
Hong Kong	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]
The Index is a price return index. The index returns reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: UltraShort Japan ProFund :: Management Discussion of Fund Performance

UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -0.58%, compared to a total return of 2.25% for the Index as measured in unhedged U.S. Dollar terms, or -6.58% in local (Japanese Yen) terms.1 The U.S. Dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the dollar rises or falls in value versus the Yen. During the period, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Nikkei 225 Stock Average is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers (in U.S. Dollar terms) were Fanuc Ltd (+44.69%), Softbank Corp (+40.71%), and Canon Inc (+20.22%), while the bottom three performers in this group were Shin-Etsu Chemical Co Ltd (-5.94%), Honda Motor Co Ltd (-1.40%), and Tokyo Electron Ltd (+2.59%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from March 29, 2006 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Since Inception

Investor	-0.58%	-0.96%
Service	-1.56%	-1.97%
Nikkei 225 Stock Average - USD Terms	2.25%	-4.67%
Nikkei 225 Stock Average - Local (Yen) Terms	-6.58%	-11.23%

Expense Ratios**
Fund	Gross	Net

Investor	2.14%	1.73%
Service	3.14%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(182)%
Swap Agreements	(18)%
Options	NM

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index

Industrial	26%
Consumer Cyclical	21%
Consumer Non-Cyclical	18%
Technology	11%
Communications	10%
Basic Materials	6%
Financial	6%
Energy	1%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Banks UltraSector ProFund :: 43

Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 10.13%, compared to a total return of 11.26%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Banks Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were PNC Financial Services (+63.17%), Fifth Third Bancorp (+34.26%), and Sun Trust Banks Inc (+33.30%), while the bottom three performers in this group were Northern Trust Corp (-19.73%), Bank of America Corp (-4.83%), and JP Morgan Chase & Co (+4.72%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from September 4, 2001 to July 31, 2010, as suming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	10.13%	-28.74%	-14.36%
Service	9.11%	-29.42%	-15.15%
Dow Jones U.S. Banks Index	11.26%	-12.12%	-3.19%
S&P 500 Index	13.84%	-0.17%	1.62%

Expense Ratios**
Fund	Gross	Net

Investor	1.92%	1.73%
Service	2.92%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	68%
Swap Agreements	82%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

J.P. Morgan Chase & Co.	13.8%
Bank of America Corp.	12.0%
Wells Fargo & Co.	11.7%
Citigroup, Inc.	7.5%
U.S. Bancorp	3.9%

Dow Jones U.S. Banks Index – Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: Basic Materials UltraSector ProFund :: Management Discussion of Fund Performance

Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 30.78%, compared to a total return of 24.25%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were E.I DuPont de Nemours & Co (+37.90%), Peabody Energy Corp (+37.29%), and Newmont Mining Corp (+36.25%), while the bottom three performers in this group were Alcoa Inc (-4.13%), Air Products & Chemicals Inc (-0.22%), and Praxair Inc (+13.51%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from September 4, 2001 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	30.78%	0.24%	2.37%
Service	29.53%	-0.74%	1.56%
Dow Jones U.S. Basic Materials Index	24.25%	6.31%	7.26%
S&P500 Index	13.84%	-0.17%	1.62%

Expense Ratios**
Fund	Gross	Net

Investor	1.74%	1.73%
Service	2.74%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	67%
Swap Agreements	83%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

E.I. du Pont de Nemours & Co.	6.3%
The Dow Chemical Co.	5.4%
Freeport-McMoRan Copper & Gold, Inc. - Class B	5.3%
Newmont Mining Corp.	4.7%
Praxair, Inc.	4.6%

Dow Jones U.S. Basic Materials Index – Composition

% of Index

Chemicals	55%
Industrial Metals	24%
Mining	18%
Forestry and Paper	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Biotechnology UltraSector ProFund :: 45

Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S.Biotechnology Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -11.16%, compared to a total return of -5.10%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Genzyme Corp (+34.05%), Illumina Inc (+24.05%), and Alexion Pharmaceuticals Inc (+23.41%), while the bottom three performers in this group were Gilead Sciences Inc (-31.90%) and Amgen Inc (-12.49%), and Vertex Pharmaceuticals Inc (-6.53%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from July 31, 2000 to July31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	-11.16%	-2.70%	-5.56%
Service	-11.99%	-3.65%	-6.47%
Dow Jones U.S. Biotechnology Index	-5.10%	1.71%	-0.21%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	1.73%	1.73%
Service	2.73%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	71%
Swap Agreements	79%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Amgen, Inc.	18.7%
Gilead Sciences, Inc.	10.6%
Celgene Corp.	9.1%
Genzyme Corp.	6.6%
Biogen Idec, Inc.	4.5%

Dow Jones U.S. Biotechnology Index – Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: Consumer Goods UltraSector ProFund :: Management Discussion of Fund Performance

Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Index1. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 19.82%, compared to a return of 15.95%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Ford Motor Co (+59.63%), Altria Group Inc (+35.55%), and PepsiCo Inc (+17.81%), while the bottom three performers in this group were Monsanto Co (-30.03%), Kraft Foods Inc Class A (+7.38%), and Colgate Palmolive Inc (+11.65%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from January 30, 2004 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	19.82%	-0.11%	2.16%
Service	18.54%	-1.11%	1.15%
Dow Jones U.S. Consumer Goods Index	15.95%	3.81%	5.30%
S&P500 Index	13.84%	-0.17%	1.63%

Expense Ratios**
Fund	Gross	Net

Investor	3.41%	1.73%
Service	4.41%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	75%
Swap Agreements	75%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Procter & Gamble Co.	10.7%
Coca-Cola Co.	7.2%
PepsiCo, Inc.	6.4%
Philip Morris International, Inc.	5.8%
Kraft Foods, Inc.	2.8%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index

Beverages	22%
Household Goods	21%
Food Producers	20%
Tobacco	13%
Personal Goods	13%
Automobiles and Parts	8%
Leisure Goods	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]
Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products, and agriculture and tobacco products companies.

[2]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[4]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Consumer Services UltraSector ProFund :: 47

Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Index1. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 29.64%, compared to a return of 22.13%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were DIRECTV Group Inc (+43.47), Amazon.com Inc (+37.47%), and Walt Disney Co (+35.62%), while the bottom three performers in this group were CVS Caremark Corp (-7.43%), Wal-Mart Stores Inc (+4.89%), and Home Depot Inc (+13.35%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from January 30, 2004 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	29.64%	-6.57%	-3.46%
Service	28.43%	-7.44%	-4.35%
Dow Jones U.S. Consumer Services Index	22.13%	-0.25%	1.56%
S&P 500 Index	13.84%	-0.17%	1.63%

Expense Ratios**
Fund	Gross	Net

Investor	3.69%	1.73%
Service	4.69%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	79%
Swap Agreements	72%

Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	6.2%
McDonald’s Corp.	4.3%
Walt Disney Co.	3.5%
Home Depot, Inc.	2.8%
CVS Caremark Corp.	2.4%

Dow Jones U.S. Consumer Services Index – Composition
% of Index

General Retailers	41%
Media	27%
Travel and Leisure	20%
Food and Drug Retailers	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing, and fabrics companies.

[2]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[4]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: Financials UltraSector ProFund :: Management Discussion of Fund Performance

Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index. The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 18.77%, compared to a return of 16.07%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were American Express Co (+60.51%), Citigroup Inc (+29.34%), and U.S. Bancorp (+18.11%), while the bottom three performers in this group were The Goldman Sachs Group Inc (-6.82%), Bank of America Corp (-4.83%), and Morgan Stanley (-4.65%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	18.77%	-22.17%	-10.24%
Service	17.60%	-22.94%	-11.10%
Dow Jones U.S. Financials Index	16.07%	-9.03%	-1.10%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	2.20%	1.73%
Service	3.20%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	73%
Swap Agreements	76%

Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	6.0%
Bank of America Corp.	5.2%
Wells Fargo & Co.	5.1%
Citigroup, Inc.	3.2%
The Goldman Sachs Group, Inc.	2.5%

Dow Jones U.S. Financials Index – Composition
% of Index

Banks	40%
General Financial	24%
Nonlife Insurance	15%
Real Estate Investment Trusts	14%
Life Insurance	6%
Real Estate Investment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Health Care UltraSector ProFund :: 49

Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 4.25%, compared to a return of 5.14%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Bristol-Myers Squibb Company (+20.59%), Merck & Co Inc (+19.94%), and Abbott Laboratories (+12.73%), while the bottom three performers in this group were Gilead Sciences Inc (-31.90%), Amgen Inc (-12.49%), and Pfizer Inc (-2.05%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.
Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	4.25%	-4.37%	-4.34%
Service	3.24%	-5.29%	-5.25%
Dow Jones U.S. Health Care Index	5.14%	0.47%	0.91%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	2.27%	1.73%
Service	3.27%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	73%
Swap Agreements	77%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	9.1%
Pfizer, Inc.	6.8%
Merck & Co., Inc.	6.1%
Abbott Laboratories	4.3%
Amgen, Inc.	3.0%

Dow Jones U.S. Health Care Index – Composition
% of Index

Pharmaceuticals and Biotechnology	63%
Health Care Equipment and Services	37%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: Industrials UltraSector ProFund :: Management Discussion of Fund Performance

Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Index. The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 34.06%, compared to a total return of 25.31%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were The Boeing Co (+63.78%), Caterpillar Inc (+62.66%), and Deere & Co (+55.73%), while the bottom three performers in this group were General Electric Co (+23.34%), 3M Co (+24.57%), and United Parcel Service Inc Class B (+24.86%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from January 30, 2004 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	34.06%	-3.86%	-0.79%
Service	32.68%	-4.82%	-1.79%
Dow Jones U.S. Industrials Index	25.31%	2.00%	3.78%
S&P 500 Index	13.84%	-0.17%	1.63%

Expense Ratios**
Fund	Gross	Net

Investor	3.74%	1.73%
Service	4.74%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	77%
Swap Agreements	73%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

General Electric Co.	8.9%
United Technologies Corp.	3.2%
3M Co.	2.9%
United Parcel Service, Inc. - Class B	2.4%
Boeing Co.	2.4%

Dow Jones U.S. Industrials Index – Composition
% of Index

General Industrials	24%
Aerospace and Defense	17%
Industrial Engineering	15%
Support Services	14%
Industrial Transportation	13%
Electronic & Electrical Equipment	11%
Construction and Materials	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Internet UltraSector ProFund :: 51

Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Internet Composite Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 37.88%, compared to a total return of 27.71%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones Internet Composite Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Akamai Technologies Inc (+133.33%), Salesforce.com Inc (+128.31%), and priceline.com Inc (+73.12%), while the bottom three performers in this group were Yahoo! Inc (-3.07%), eBay Inc (-1.60%), and Juniper Networks Inc (+6.31%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	37.88%	2.19%	-20.70%
Service	36.56%	1.18%	-21.56%
Dow Jones Internet Composite Index	27.71%	6.22%	-8.14%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	1.99%	1.73%
Service	2.99%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	74%
Swap Agreements	76%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Google, Inc. - Class A	7.4%
Amazon.com, Inc.	5.0%
eBay, Inc.	4.0%
Juniper Networks, Inc.	3.7%
Yahoo!, Inc.	3.5%

Dow Jones Internet Composite Index – Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52 :: Mobile Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 14.15%, compared to a return of 17.15%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Mobile Telecommunications Index measures the performance of the mobile telecommunications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were NII Holdings Inc (+62.73%), Telephone And Data Systems Inc (+34.41%), and U.S. Cellular Corp (+31.30%), while the bottom three performers in this group were Leap Wireless International Inc (-50.35%), MetroPCS Communications Inc (-24.47%), and Sprint Nextel Corp (+14.25%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	14.15%	-36.26%	-34.59%
Service	13.44%	-36.88%	-35.28%
Dow Jones U.S. Mobile Telecommunications Index	17.15%	-19.54%	-17.99%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	2.50%	1.73%
Service	3.50%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	67%
Swap Agreements	83%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

American Tower Corp.	24.3%
Sprint Nextel Corp.	17.7%
Crown Castle International Corp.	7.3%
NII Holdings, Inc. - Class B	4.8%
SBA Communications Corp. - Class A	4.7%

Dow Jones U.S. Mobile Telecommunications Index – Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Oil & Gas UltraSector ProFund :: 53

Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index. The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 2.09%, compared to a total return of 4.50%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers, and service companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Halliburton Co (+37.06%), EOG Resources Inc (+32.49%), and ConocoPhillips (+31.62%), while the bottom three performers in this group were Exxon Mobil Corp (-13.05%), Anadarko Petroleum Corp (+2.65%), and Devon Energy Corp (+8.60%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	2.09%	-2.12%	5.10%
Service	1.06%	-3.10%	4.06%
Dow Jones U.S. Oil & Gas Index	4.50%	4.19%	8.71%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	1.65%	1.65%
Service	2.65%	2.65%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	74%
Swap Agreements	76%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Exxon Mobil Corp.	19.0%
Chevron Corp.	9.5%
ConocoPhillips	4.8%
Schlumberger, Ltd.	4.4%
Occidental Petroleum Corp.	3.9%

Dow Jones U.S. Oil& Gas Index – Composition

% of Index

Oil and Gas Producers	76%
Oil Equipment, Services and Distribution	23%
Alternative Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Management Discussion of Fund Performance

Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index. The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 9.24%, compared to a total return of 11.09%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Oil Equipment, Services & Distribution Index measures the performance of a subset of the oil and gas industry of the U.S. equity market. Component companies include suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction. It also includes companies that operate pipelines carrying oil, gas or other forms of fuel, but excludes pipeline operators that derive the majority of their revenues from direct sales to end users.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Smith International Inc (+67.55%), Halliburton Co (+37.06%), and Cameron International Corp (+26.77), while the bottom three performers in this group were Transocean Ltd (-42.01%), Weatherford International Ltd (-13.65%), and National Oilwell Varco Inc (+12.32%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil Equipment, Services & Distribution UltraSector ProFund from June 5, 2006 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Since Inception

Investor	9.24%	-15.89%
Service	8.18%	-16.73%
Dow Jones U.S. Oil Equipment, Services & Distribution Index	11.09%	-3.65%
S&P 500 Index	13.84%	-1.19%

Expense Ratios**
Fund	Gross	Net

Investor	1.85%	1.73%
Service	2.85%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	77%
Swap Agreements	73%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Schlumberger, Ltd.	19.8%
Halliburton Co.	7.4%
Baker Hughes, Inc.	5.7%
National Oilwell Varco, Inc.	4.6%
Transocean, Ltd.	4.3%

Dow Jones U.S. Oil Equipment, Services & Distribution Index – Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Pharmaceuticals UltraSector ProFund :: 55

Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 8.59%, compared to a total return of 8.26%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Hospira Inc (+35.57%), Mylan Inc (+31.92%), and Bristol-Myers Squibb Co (+20.59%), while the bottom three performers in this group were Pfizer Inc (-2.05%), Johnson & Johnson (-1.44%), and Eli Lilly & Co (+8.00%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	8.59%	-3.54%	-8.33%
Service	7.56%	-4.49%	-9.19%
Dow Jones U.S. Pharmaceuticals Index	8.26%	1.11%	-1.83%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	2.50%	1.73%
Service	3.50%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	65%
Swap Agreements	85%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Johnson & Johnson	17.7%
Pfizer, Inc.	13.3%
Merck & Co., Inc.	11.8%
Abbott Laboratories	5.4%
Bristol-Myers Squibb Co.	4.7%

Dow Jones U.S. Pharmaceuticals Index – Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: Precious Metals UltraSector ProFund :: Management Discussion of Fund Performance

Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 18.96%, compared to a return of 17.75%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Lihir Gold Ltd (+58.66%), Randgold Resources Ltd (+45.04%), and Newmont Mining Corp (+36.25%), while the bottom three performers in this group were Agnico-Eagle Mines Ltd (-4.49%), AngloGold Ashanti Ltd (+3.85%), and Goldcorp Inc (+4.31%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from June 3, 2002 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	18.96%	7.67%	2.73%
Service	17.82%	6.62%	1.75%
Dow Jones Precious Metals Index[3]	17.75%	14.33%	9.86%
S&P 500 Index	13.84%	-0.17%	2.70%

Expense Ratios**
Fund	Gross	Net

Investor	1.61%	1.61%
Service	2.61%	2.61%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Swap Agreements	150%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Precious Metals UltraSector ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index – Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]

Prior to June 19, 2004, the index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold & Silver Index. This index measured the performance of the gold and silver mining industry of the global equity market. Component companies included companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls. The Philadelphia Stock Exchange Gold and Silver Index represents performance from June 3, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.

[4]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Real Estate UltraSector ProFund :: 57

Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index. The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 72.18%, compared to a total return of 50.21%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Equity Residential (+98.30%), Avalonbay Communities Inc (+88.35%), and Vornado Realty Trust (+68.83), while the bottom three performers in this group were Annaly Capital Management Inc (+20.44%), Public Storage Inc (+39.46%), and HCP Inc (+46.85%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	72.18%	-13.46%	2.24%
Service	70.64%	-14.30%	1.22%
Dow Jones U.S. Real Estate Index	50.21%	-0.59%	9.01%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	1.95%	1.73%
Service	2.95%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	72%
Swap Agreements	79%

Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Simon Property Group, Inc.	6.2%
Vornado Realty Trust	3.6%
Public Storage, Inc.	3.4%
Equity Residential	3.1%
Boston Properties, Inc.	2.8%

Dow Jones U.S. Real Estate Index – Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: Semiconductor UltraSector ProFund :: Management Discussion of Fund Performance

Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductors Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 10.27%, compared to a return of 10.77%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Semiconductors Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were SanDisk Corp (+145.23%), Cree Inc (+120.96%), and Altera Corp (+49.74%), while the bottom three performers in this group were Applied Materials Inc (-12.81%), Texas Instruments Inc (+4.69%), and Intel Corp (+10.27%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	10.27%	-11.17%	-22.73%
Service	9.22%	-12.05%	-23.50%
Dow Jones U.S. Semiconductors Index	10.77%	-3.37%	-10.01%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	2.22%	1.73%
Service	3.22%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	71%
Swap Agreements	76%

Total Exposure	147%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Intel Corp.	23.6%
Texas Instruments, Inc.	6.9%
Broadcom Corp. - Class A	3.6%
Applied Materials, Inc.	3.6%
SanDisk Corp.	2.3%

Dow Jones U.S. Semiconductors Index – Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Technology UltraSector ProFund :: 59

Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 19.20%, compared to a total return of 15.31%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Apple Computer Inc (+57.45%), EMC Corp (+31.41%), and Microsoft Corp (+11.83%), while the bottom three performers in this group were QUALCOMM Inc (-16.16%), Cisco Systems Inc (+4.82%), and Hewlett-Packard Co (+7.03). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	19.20%	-0.84%	-17.31%
Service	17.97%	-1.84%	-18.01%
Dow Jones U.S. Technology Index	15.31%	3.55%	-6.66%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	2.36%	1.73%
Service	3.36%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	71%
Swap Agreements	79%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Apple Computer, Inc.	8.8%
Microsoft Corp.	7.5%
International Business Machines Corp.	6.1%
Cisco Systems, Inc.	4.9%
Intel Corp.	4.3%

Dow Jones U.S. Technology Index – Composition

% of Index

Technology Hardware and Equipment	57%
Software and Computer Services	43%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 7.20%, compared to a total return of 8.18%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixedline communications and wireless communications companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Virgin Media Inc (+108.18%), NII Holdings Inc (+62.73%), and Qwest Communications International Inc (+58.22%), while the bottom three performers in this group were Verizon Communications Inc (+3.40%), AT&T Inc (+5.43%), and Sprint Nextel Corp (+14.25%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	7.20%	-4.74%	-14.67%
Service	6.29%	-5.67%	-15.47%
Dow Jones U.S. Telecommunications Index	8.18%	1.21%	-5.13%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	2.87%	1.73%
Service	3.87%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	63%
Swap Agreements	86%

Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

AT&T, Inc.	23.3%
Verizon Communications, Inc.	17.5%
American Tower Corp.	3.9%
Sprint Nextel Corp.	2.8%
CenturyTel, Inc.	2.2%

Dow Jones U.S. Telecommunications Index – Composition

% of Index

Fixed Line Telecommunications	83%
Mobile Telecommunications	17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Utilities UltraSector ProFund :: 61

Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Index. The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 11.38%, compared to a return of 10.25%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Dominion Resources Inc (+30.39%), American Electric Power Co Inc (+22.39%), and Spectra Energy Corp (+18.92%), while the bottom three performers in this group were Exelon Corp (-13.90%), Entergy Corp (+0.40%), and Public Services Enterprise Group (+5.87%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 31, 2000 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Ten Year

Investor	11.38%	-2.74%	-0.70%
Service	10.28%	-3.71%	-1.65%
Dow Jones U.S. Utilities Index	10.25%	2.14%	4.26%
S&P 500 Index	13.84%	-0.17%	-0.76%

Expense Ratios**
Fund	Gross	Net

Investor	1.90%	1.73%
Service	2.90%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	65%
Swap Agreements	85%

Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Southern Co.	4.1%
Exelon Corp.	3.9%
Dominion Resources, Inc.	3.6%
Duke Energy Corp.	3.2%
NextEra Energy, Inc.	3.1%

Dow Jones U.S. Utilities Index – Composition

% of Index

Electricity	73%
Gas, Water & MultiUtilities	27%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.
[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

62 :: Short Oil & Gas ProFund :: Management Discussion of Fund Performance

Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & Gas Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -11.80%, compared to a total return of 4.50%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil & gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, major oil companies, secondary oil companies, pipelines, liquid, and exploration and production.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Halliburton Co (+37.06%), EOG Resources Inc (+32.49%), and ConocoPhillips (+31.62%), while the bottom three performers in this group were Exxon Mobil Corp (-13.05%), Anadarko Petroleum Corp (+2.65%), and Devon Energy Corp (+8.60%). Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from September 12, 2005 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Since Inception

Investor	-11.80%	-11.58%
Service	-12.52%	-12.42%
Dow Jones U.S. Oil & Gas Index	4.50%	2.66%
S&P 500 Index	13.84%	-0.33%

Expense Ratios**
Fund	Gross	Net

Investor	2.01%	1.73%
Service	3.01%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(99)%

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index – Composition
% of Index

Oil and Gas Producers	76%
Oil Equipment, Services and Distribution	23%
Alternative Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Precious Metals ProFund :: 63

Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Precious Metals Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -26.83%, compared to a total return of 17.75%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Lihir Gold Ltd (+58.66%), Randgold Resources Ltd (+45.04%),and Newmont Mining Corp (+36.25%), while the bottom three performers in this group were Agnico-Eagle Mines Ltd (-4.49%), AngloGold Ashanti Ltd (+3.85%), and Goldcorp Inc (+4.31%). Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from January 9, 2006 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Since Inception

Investor	-26.83%	-23.46%
Service	-27.41%	-24.18%
Dow Jones Precious Metals Index	17.75%	5.56%
S&P 500 Index	13.84%	-1.34%

Expense Ratios**
Fund	Gross	Net

Investor	1.86%	1.73%
Service	2.86%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index – Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64 :: Short Real Estate ProFund :: Management Discussion of Fund Performance

Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Real Estate Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -41.94%, compared to a return of 50.21%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly in the sector; indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2010, the top three performers were Equity Residential (+98.30%), Avalonbay Communities Inc (+88.35%), and Vornado Realty Trust (+68.83), while the bottom three performers in this group were Annaly Capital Management Inc (+20.44%), Public Storage Inc (+39.46%), and HCP Inc (+46.85%). Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from September 12, 2005 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Since Inception

Investor	-41.94%	-18.91%
Service	-42.48%	-19.68%
Dow Jones U.S. Real Estate Index	50.21%	-0.05%
S&P 500 Index	13.84%	-0.33%

Expense Ratios**
Fund	Gross	Net

Investor	1.68%	1.68%
Service	2.68%	2.68%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: U.S. Government Plus ProFund :: 65

U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 8.61% compared to a total return of 10.78%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2010 the most recent Long Bond issued carried a maturity date of May 15, 2040 and a 4.375% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 10.78% for the twelve months ended July 31, 2010 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 4.30% on 7/31/09 to 3.99% on 7/31/10. The bond’s total return of 10.78% for the period consisted of 4.38% derived from the yield of the bond and 6.40% derived from the price change of the bond. Since this Fund employs leverage, the daily performance of the long bond had a magnified effect on the daily performance of the fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from May 1, 2002 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	8.61%	4.05%	6.14%
Service	7.48%	3.02%	5.07%
Class Aa	8.53%	3.84%	5.88%
Class A (with sales charge)[a,b]	3.37%	2.83%	5.26%
30-year U.S. Treasury Bond	10.78%	5.97%	7.61%
Barclays Capital U.S. Treasury:
Long-Term Index	11.33%	6.60%	7.56%

Expense Ratios**
Fund	Gross	Net

Investor	1.34%	1.34%
Service	2.34%	2.34%
Class A	1.59%	1.59%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.
[a]
Class A Shares were not in existence prior to March 22, 2007. Performace for periods prior to that is based on the historical perfomace of the Service Class Shares and has been adjusted for the expenses applicable to the Class A Shares.

[b]	Reflects the 4.75% maximum sales charge.

Allocation of Portfolio Holdings

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	19%
Swap Agreements	52%
U.S. Treasury Obligations	61%

Total Exposure	132%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
[3]

The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

66 :: Rising Rates Opportunity 10 ProFund :: Management Discussion of Fund Performance

Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily movement of the most recently issued 10-year U.S. Treasury Note (“Note”). The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -10.07% compared to a total return of 9.27%1 for the most recently issued 10-year U.S. Treasury Note. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the 10-year U.S. Treasury Note.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the most recently issued 10-year U.S. Treasury Note. As of July 31, 2010 the most recently issued 10-year U.S. Treasury note carried a maturity date of May 15, 2020 and a 3.50% coupon.

The most recently issued 10-year U.S. Treasury Note had a total return of 9.27% for the twelve months ended July 31, 2010 as measured by the Ryan Labs 10 Year Treasury Index. The yield on the 10-year U.S. Treasury Note decreased from 3.48% on 7/31/09 to 2.90% on 7/31/10. The note’s total return of 9.27% for the period consisted of 3.45% derived from the yield of the note and 5.82% derived from the price change of the note. Since this Fund is designed to have inverse (opposite) daily correlation to the 10-year U.S. Treasury Note, it was inversely affected by the daily performance of the benchmark security and the factors affecting the benchmark security.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from January 10, 2005 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	-10.07%	-4.21%	-3.93%
Service	-11.02%	-5.16%	-4.88%
Class Aa	-10.22%	-4.45%	-4.16%
Class A (with sales charge)[a,b]	-14.49%	-5.38%	-5.00%
10-year U.S. Treasury Note	9.27%	6.45%	6.17%
Barclays Capital Composite U.S. Treasury Index	6.35%	5.56%	5.38%

Expense Ratios**
Fund	Gross	Net

Investor	1.63%	1.63%
Service	2.63%	2.63%
Class A	1.88%	1.88%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.
[a]
Class A Shares were not in existence prior to March 22, 2007. Performace for periods prior to that is based on the historical perfomace of the Service Class Shares and has been adjusted for the expenses applicable to the Class A Shares.

[b]	Reflects the 4.75% maximum sales charge.

Allocation of Portfolio Holdings

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(6)%
Swap Agreements	(96)%
Options	NM

Total Exposure	(102)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The 10-year U.S. Treasury Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the 10-year U.S. Treasury Note is effectively paid out, rather than received.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the 10-year U.S. Treasury Note.
[3]

The Barclays Capital Composite U.S. Treasury Index, formerly the Lehman Brothers Composite U.S. Treasury Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of one year or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Rising Rates Opportunity ProFund :: 67

Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -16.34%, compared to a total return of 10.78%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2010 the most recent Long Bond issued carried a maturity date of May 15, 2040 and a 4.375% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 10.78% for the twelve months ended July 31, 2010 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 4.30% on 7/31/09 to 3.99% on 7/31/10. The bond’s total return of 10.78% for the period consisted of 4.38% derived from the yield of the bond and 6.40% derived from the price change of the bond. Since this Fund is designed to have inverse (negative) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from May 1, 2002 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	-16.34%	-6.52%	-8.94%
Service	-17.11%	-7.45%	-9.80%
Class Aa	-16.39%	-6.74%	-9.11%
Class A (with sales charge)[a,b]	-20.36%	-7.65%	-9.65%
30-year U.S. Treasury Bond	10.78%	5.97%	7.61%
Barclays Capital U.S. Treasury:
Long-Term Index	11.33%	6.60%	7.56%

Expense Ratios**
Fund	Gross	Net

Investor	1.64%	1.64%
Service	2.64%	2.64%
Class A	1.89%	1.89%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.
[a]
Class A Shares were not in existence prior to March 22, 2007. Performace for periods prior to that is based on the historical perfomace of the Service Class Shares and has been adjusted for the expenses applicable to the Class A Shares.

[b]	Reflects the 4.75% maximum sales charge.

Allocation of Portfolio Holdings

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(4)%
Swap Agreements	(122)%
Options	NM

Total Exposure	(126)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity ProFund is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
[3]

The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

68 :: Rising U.S. Dollar ProFund :: Management Discussion of Fund Performance

Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index. The fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of 1.29%, compared to a price return of 4.23%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar (USD) versus a basket of six major currencies, including the Euro, Japanese Yen, British Pound Sterling, Canadian Dollar, Swedish Krona, and Swiss Franc. The index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Pound Sterling, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

For the period, the USD rose 9.24% versus the Euro, 6.5% versus the British Pound Sterling, 0.26% versus the Swedish Krona, and declined 8.67% versus the Japanese Yen, 4.45% versus the Canadian Dollar, and 2.55% versus the Swiss Franc.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from February 17, 2005 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	1.29%	-1.18%	0.17%
Service	0.27%	-2.13%	-0.79%
U.S. Dollar Index	4.23%	-1.79%	-0.40%
S&P 500 Index	13.84%	-0.17%	0.49%

Expense Ratios**
Fund	Gross	Net

Investor	1.70%	1.70%
Service	2.70%	2.70%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Forward Currency Contracts	87%
Futures Contracts	13%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition
% of Index

Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Candian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]

The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Falling U.S. Dollar ProFund :: 69

Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index. For the twelve months ended July 31, 2010, the Fund (Investor Class shares) had a total return of -5.33%, compared to a price return of 4.23%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics to the inverse of the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar (USD) versus a basket of six major currencies, including the Euro, Japanese Yen, British Pound Sterling, Canadian Dollar, Swedish Krona, and Swiss Franc. The Index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Pound Sterling, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

For the period, the USD rose 9.24% versus the Euro, 6.5% versus the British Pound Sterling, 0.26% versus the Swedish Krona, and declined 8.67% versus the Japanese Yen, 4.45% versus the Canadian Dollar, and 2.55% versus the Swiss Franc.

Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from February 17, 2005 to July 31, 2010, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/10
Fund	One Year	Five Year	Since Inception

Investor	-5.33%	2.13%	0.72%
Service	-6.30%	1.10%	-0.29%
U.S. Dollar Index	4.23%	-1.79%	-0.40%
S&P 500 Index	13.84%	-0.17%	0.49%

Expense Ratios**
Fund	Gross	Net

Investor	1.88%	1.73%
Service	2.88%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated December 1, 2009. Contractual fee waivers are in effect through November 30, 2010.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Forward Currency Contracts	(91)%
Futures Contracts	(9)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition
% of Index

Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Candian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

[1]

The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]

The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Expense Examples (unaudited) :: 73

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at February 1, 2010 and held for the entire period from February 1, 2010 through July 31, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	2/1/10	7/31/10	2/1/10 - 7/31/10	2/1/10 - 7/31/10

Investor Class
Bull ProFund	$1,000.00	$1,026.10	$8.39	1.67%
Mid-Cap ProFund	1,000.00	1,076.80	9.01	1.75%
Small-Cap ProFund	1,000.00	1,082.80	8.93	1.73%
NASDAQ-100 ProFund	1,000.00	1,064.00	8.09	1.58%
Large-Cap Value ProFund	1,000.00	1,023.20	8.68	1.73%
Large-Cap Growth ProFund	1,000.00	1,026.50	8.69	1.73%
Mid-Cap Value ProFund	1,000.00	1,064.60	8.86	1.73%
Mid-Cap Growth ProFund	1,000.00	1,094.30	10.13	1.95%
Small-Cap Value ProFund	1,000.00	1,065.10	8.86	1.73%
Small-Cap Growth ProFund	1,000.00	1,093.50	8.98	1.73%
Europe 30 ProFund	1,000.00	970.10	8.45	1.73%
UltraBull ProFund	1,000.00	1,031.60	8.16	1.62%
UltraMid-Cap ProFund	1,000.00	1,137.30	8.69	1.64%
UltraSmall-Cap ProFund	1,000.00	1,130.10	9.14	1.73%
UltraDow 30 ProFund	1,000.00	1,070.30	9.03	1.76%
UltraNASDAQ-100 ProFund	1,000.00	1,116.00	8.34	1.59%
UltraInternational ProFund	1,000.00	942.80	8.33	1.73%
UltraEmerging Markets ProFund	1,000.00	1,103.30	8.29	1.59%
UltraLatin America ProFund	1,000.00	1,087.80	8.49	1.64%
UltraChina ProFund	1,000.00	1,194.10	9.41	1.73%
UltraJapan ProFund	1,000.00	824.00	7.82	1.73%
Bear ProFund	1,000.00	936.90	7.83	1.63%
Short Small-Cap ProFund	1,000.00	868.80	8.39	1.81%
Short NASDAQ-100 ProFund	1,000.00	899.90	8.15	1.73%
UltraBear ProFund	1,000.00	863.60	7.21	1.56%
UltraShort Mid-Cap ProFund	1,000.00	757.80	7.54	1.73%
UltraShort Small-Cap ProFund	1,000.00	728.90	7.42	1.73%
UltraShort Dow 30 ProFund	1,000.00	838.00	7.88	1.73%
UltraShort NASDAQ-100 ProFund	1,000.00	798.00	7.53	1.69%
UltraShort International ProFund	1,000.00	862.20	7.94	1.72%
UltraShort Emerging Markets ProFund	1,000.00	750.00	7.51	1.73%
UltraShort Latin America ProFund	1,000.00	723.80	7.44	1.74%
UltraShort China ProFund	1,000.00	683.70	7.22	1.73%
UltraShort Japan ProFund	1,000.00	1,018.20	8.66	1.73%
Banks UltraSector ProFund	1,000.00	988.80	8.53	1.73%
Basic Materials UltraSector ProFund	1,000.00	1,119.10	9.09	1.73%
Biotechnology UltraSector ProFund	1,000.00	891.50	8.49	1.81%

74 :: Expense Examples (unaudited)

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	2/1/10	7/31/10	2/1/10 - 7/31/10	2/1/10 - 7/31/10

Consumer Goods UltraSector ProFund	$1,000.00	$1,074.30	$8.90	1.73%
Consumer Services UltraSector ProFund	1,000.00	1,074.30	8.90	1.73%
Financials UltraSector ProFund	1,000.00	1,038.80	8.75	1.73%
Health Care UltraSector ProFund	1,000.00	877.30	8.05	1.73%
Industrials UltraSector ProFund	1,000.00	1,118.40	9.09	1.73%
Internet UltraSector ProFund	1,000.00	1,140.00	9.18	1.73%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,401.20	10.30	1.73%
Oil & Gas UltraSector ProFund	1,000.00	952.30	8.08	1.67%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	897.10	8.14	1.73%
Pharmaceuticals UltraSector ProFund	1,000.00	884.20	8.08	1.73%
Precious Metals UltraSector ProFund	1,000.00	1,247.20	8.91	1.60%
Real Estate UltraSector ProFund	1,000.00	1,291.80	9.83	1.73%
Semiconductor UltraSector ProFund	1,000.00	1,086.50	8.95	1.73%
Technology UltraSector ProFund	1,000.00	1,067.60	8.87	1.73%
Telecommunications UltraSector ProFund	1,000.00	1,109.10	9.05	1.73%
Utilities UltraSector ProFund	1,000.00	1,060.00	8.84	1.73%
Short Oil & Gas ProFund	1,000.00	969.90	8.45	1.73%
Short Precious Metals ProFund	1,000.00	795.00	7.70	1.73%
Short Real Estate ProFund	1,000.00	771.50	7.07	1.61%
U.S. Government Plus ProFund	1,000.00	1,132.00	7.72	1.46%
Rising Rates Opportunity 10 ProFund	1,000.00	916.50	7.60	1.60%
Rising Rates Opportunity ProFund	1,000.00	847.70	7.38	1.61%
Rising U.S. Dollar ProFund	1,000.00	1,011.30	7.88	1.58%
Falling U.S. Dollar ProFund	1,000.00	967.90	8.49	1.74%

Service Class
Bull ProFund	1,000.00	1,021.00	13.38	2.67%
Mid-Cap ProFund	1,000.00	1,070.90	14.12	2.75%
Small-Cap ProFund	1,000.00	1,076.50	14.06	2.73%
NASDAQ-100 ProFund	1,000.00	1,058.70	13.17	2.58%
Large-Cap Value ProFund	1,000.00	1,018.10	13.66	2.73%
Large-Cap Growth ProFund	1,000.00	1,021.30	13.68	2.73%
Mid-Cap Value ProFund	1,000.00	1,059.30	13.94	2.73%
Mid-Cap Growth ProFund	1,000.00	1,088.00	15.27	2.95%
Small-Cap Value ProFund	1,000.00	1,059.80	13.94	2.73%
Small-Cap Growth ProFund	1,000.00	1,087.80	14.13	2.73%
Europe 30 ProFund	1,000.00	964.80	13.30	2.73%
UltraBull ProFund	1,000.00	1,025.90	13.16	2.62%
UltraMid-Cap ProFund	1,000.00	1,131.20	13.95	2.64%
UltraSmall-Cap ProFund	1,000.00	1,123.60	14.37	2.73%
UltraDow 30 ProFund	1,000.00	1,065.60	14.14	2.76%
UltraNASDAQ-100 ProFund	1,000.00	1,111.50	13.56	2.59%
UltraInternational ProFund	1,000.00	938.40	13.12	2.73%
UltraEmerging Markets ProFund	1,000.00	1,097.80	13.47	2.59%
UltraLatin America ProFund	1,000.00	1,081.50	13.62	2.64%
UltraChina ProFund	1,000.00	1,188.20	14.81	2.73%
UltraJapan ProFund	1,000.00	819.30	12.31	2.73%
Bear ProFund	1,000.00	932.10	12.60	2.63%
Short Small-Cap ProFund	1,000.00	863.40	12.98	2.81%
Short NASDAQ-100 ProFund	1,000.00	895.70	12.83	2.73%
UltraBear ProFund	1,000.00	860.60	11.81	2.56%
UltraShort Mid-Cap ProFund	1,000.00	755.90	11.89	2.73%
UltraShort Small-Cap ProFund	1,000.00	724.20	11.67	2.73%
UltraShort Dow 30 ProFund	1,000.00	833.30	12.41	2.73%
UltraShort NASDAQ-100 ProFund	1,000.00	794.40	11.97	2.69%

Expense Examples (unaudited) :: 75

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	2/1/10	7/31/10	2/1/10 - 7/31/10	2/1/10 - 7/31/10

UltraShort International ProFund	$1,000.00	$858.10	$12.53	2.72%
UltraShort Emerging Markets ProFund	1,000.00	746.70	11.82	2.73%
UltraShort Latin America ProFund	1,000.00	720.80	11.65	2.73%
UltraShort China ProFund	1,000.00	682.40	11.26	2.70%
UltraShort Japan ProFund	1,000.00	1,013.50	13.63	2.73%
Banks UltraSector ProFund	1,000.00	984.20	13.43	2.73%
Basic Materials UltraSector ProFund	1,000.00	1,113.60	14.31	2.73%
Biotechnology UltraSector ProFund	1,000.00	887.70	13.15	2.81%
Consumer Goods UltraSector ProFund	1,000.00	1,068.10	14.00	2.73%
Consumer Services UltraSector ProFund	1,000.00	1,069.10	14.01	2.73%
Financials UltraSector ProFund	1,000.00	1,033.50	13.76	2.73%
Health Care UltraSector ProFund	1,000.00	872.40	12.67	2.73%
Industrials UltraSector ProFund	1,000.00	1,112.60	14.30	2.73%
Internet UltraSector ProFund	1,000.00	1,134.60	14.45	2.73%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,397.40	16.23	2.73%
Oil & Gas UltraSector ProFund	1,000.00	947.60	12.89	2.67%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	892.30	12.81	2.73%
Pharmaceuticals UltraSector ProFund	1,000.00	880.00	12.73	2.73%
Precious Metals UltraSector ProFund	1,000.00	1,241.00	14.45	2.60%
Real Estate UltraSector ProFund	1,000.00	1,285.90	15.47	2.73%
Semiconductor UltraSector ProFund	1,000.00	1,082.30	14.09	2.73%
Technology UltraSector ProFund	1,000.00	1,062.20	13.96	2.73%
Telecommunications UltraSector ProFund	1,000.00	1,103.80	14.24	2.73%
Utilities UltraSector ProFund	1,000.00	1,054.80	13.91	2.73%
Short Oil & Gas ProFund	1,000.00	964.60	13.30	2.73%
Short Precious Metals ProFund	1,000.00	792.20	10.98	2.47%
Short Real Estate ProFund	1,000.00	768.30	10.92	2.49%
U.S. Government Plus ProFund	1,000.00	1,125.70	12.97	2.46%
Rising Rates Opportunity 10 ProFund	1,000.00	911.40	12.32	2.60%
Rising Rates Opportunity ProFund	1,000.00	844.30	11.94	2.61%
Rising U.S. Dollar ProFund	1,000.00	1,006.30	12.83	2.58%
Falling U.S. Dollar ProFund	1,000.00	962.60	13.33	2.74%

Class A
U.S. Government Plus ProFund	1,000.00	1,131.30	7.72	1.46%
Rising Rates Opportunity 10 ProFund	1,000.00	915.90	7.60	1.60%
Rising Rates Opportunity ProFund	1,000.00	848.20	7.38	1.61%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

76 :: Expense Examples (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	2/1/10	7/31/10	2/1/10 - 7/31/10	2/1/10 - 7/31/10

Investor Class
Bull ProFund	$1,000.00	$1,016.51	$8.35	1.67%
Mid-Cap ProFund	1,000.00	1,016.12	8.75	1.75%
Small-Cap ProFund	1,000.00	1,016.22	8.65	1.73%
NASDAQ-100 ProFund	1,000.00	1,016.96	7.90	1.58%
Large-Cap Value ProFund	1,000.00	1,016.22	8.65	1.73%
Large-Cap Growth ProFund	1,000.00	1,016.22	8.65	1.73%
Mid-Cap Value ProFund	1,000.00	1,016.22	8.65	1.73%
Mid-Cap Growth ProFund	1,000.00	1,015.12	9.74	1.95%
Small-Cap Value ProFund	1,000.00	1,016.22	8.65	1.73%
Small-Cap Growth ProFund	1,000.00	1,016.22	8.65	1.73%
Europe 30 ProFund	1,000.00	1,016.22	8.65	1.73%
UltraBull ProFund	1,000.00	1,016.76	8.10	1.62%
UltraMid-Cap ProFund	1,000.00	1,016.66	8.20	1.64%
UltraSmall-Cap ProFund	1,000.00	1,016.22	8.65	1.73%
UltraDow 30 ProFund	1,000.00	1,016.07	8.80	1.76%
UltraNASDAQ-100 ProFund	1,000.00	1,016.91	7.95	1.59%
UltraInternational ProFund	1,000.00	1,016.22	8.65	1.73%
UltraEmerging Markets ProFund	1,000.00	1,016.91	7.95	1.59%
UltraLatin America ProFund	1,000.00	1,016.66	8.20	1.64%
UltraChina ProFund	1,000.00	1,016.22	8.65	1.73%
UltraJapan ProFund	1,000.00	1,016.22	8.65	1.73%
Bear ProFund	1,000.00	1,016.71	8.15	1.63%
Short Small-Cap ProFund	1,000.00	1,015.82	9.05	1.81%
Short NASDAQ-100 ProFund	1,000.00	1,016.22	8.65	1.73%
UltraBear ProFund	1,000.00	1,017.06	7.80	1.56%
UltraShort Mid-Cap ProFund	1,000.00	1,016.22	8.65	1.73%
UltraShort Small-Cap ProFund	1,000.00	1,016.22	8.65	1.73%
UltraShort Dow 30 ProFund	1,000.00	1,016.22	8.65	1.73%
UltraShort NASDAQ-100 ProFund	1,000.00	1,016.41	8.45	1.69%
UltraShort International ProFund	1,000.00	1,016.27	8.60	1.72%
UltraShort Emerging Markets ProFund	1,000.00	1,016.22	8.65	1.73%
UltraShort Latin America ProFund	1,000.00	1,016.17	8.70	1.74%
UltraShort China ProFund	1,000.00	1,016.22	8.65	1.73%
UltraShort Japan ProFund	1,000.00	1,016.22	8.65	1.73%
Banks UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Basic Materials UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Biotechnology UltraSector ProFund	1,000.00	1,015.82	9.05	1.81%
Consumer Goods UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Consumer Services UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Financials UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Health Care UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Industrials UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Internet UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Oil & Gas UltraSector ProFund	1,000.00	1,016.51	8.35	1.67%

Expense Examples (unaudited) :: 77

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	2/1/10	7/31/10	2/1/10 - 7/31/10	2/1/10 - 7/31/10

Oil Equipment, Services & Distribution UltraSector ProFund	$1,000.00	$1,016.22	$8.65	1.73%
Pharmaceuticals UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Precious Metals UltraSector ProFund	1,000.00	1,016.86	8.00	1.60%
Real Estate UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Semiconductor UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Technology UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Telecommunications UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Utilities UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Short Oil & Gas ProFund	1,000.00	1,016.22	8.65	1.73%
Short Precious Metals ProFund	1,000.00	1,016.22	8.65	1.73%
Short Real Estate ProFund	1,000.00	1,016.81	8.05	1.61%
U.S. Government Plus ProFund	1,000.00	1,017.55	7.30	1.46%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.86	8.00	1.60%
Rising Rates Opportunity ProFund	1,000.00	1,016.81	8.05	1.61%
Rising U.S. Dollar ProFund	1,000.00	1,016.96	7.90	1.58%
Falling U.S. Dollar ProFund	1,000.00	1,016.17	8.70	1.74%

Service Class
Bull ProFund	1,000.00	1,011.55	13.32	2.67%
Mid-Cap ProFund	1,000.00	1,011.16	13.71	2.75%
Small-Cap ProFund	1,000.00	1,011.26	13.61	2.73%
NASDAQ-100 ProFund	1,000.00	1,012.00	12.87	2.58%
Large-Cap Value ProFund	1,000.00	1,011.26	13.61	2.73%
Large-Cap Growth ProFund	1,000.00	1,011.26	13.61	2.73%
Mid-Cap Value ProFund	1,000.00	1,011.26	13.61	2.73%
Mid-Cap Growth ProFund	1,000.00	1,010.17	14.70	2.95%
Small-Cap Value ProFund	1,000.00	1,011.26	13.61	2.73%
Small-Cap Growth ProFund	1,000.00	1,011.26	13.61	2.73%
Europe 30 ProFund	1,000.00	1,011.26	13.61	2.73%
UltraBull ProFund	1,000.00	1,011.80	13.07	2.62%
UltraMid-Cap ProFund	1,000.00	1,011.70	13.17	2.64%
UltraSmall-Cap ProFund	1,000.00	1,011.26	13.61	2.73%
UltraDow 30 ProFund	1,000.00	1,011.11	13.76	2.76%
UltraNASDAQ-100 ProFund	1,000.00	1,011.95	12.92	2.59%
UltraInternational ProFund	1,000.00	1,011.26	13.61	2.73%
UltraEmerging Markets ProFund	1,000.00	1,011.95	12.92	2.59%
UltraLatin America ProFund	1,000.00	1,011.70	13.17	2.64%
UltraChina ProFund	1,000.00	1,011.26	13.61	2.73%
UltraJapan ProFund	1,000.00	1,011.26	13.61	2.73%
Bear ProFund	1,000.00	1,011.75	13.12	2.63%
Short Small-Cap ProFund	1,000.00	1,010.86	14.01	2.81%
Short NASDAQ-100 ProFund	1,000.00	1,011.26	13.61	2.73%
UltraBear ProFund	1,000.00	1,012.10	12.77	2.56%
UltraShort Mid-Cap ProFund	1,000.00	1,011.26	13.61	2.73%
UltraShort Small-Cap ProFund	1,000.00	1,011.26	13.61	2.73%
UltraShort Dow 30 ProFund	1,000.00	1,011.26	13.61	2.73%
UltraShort NASDAQ-100 ProFund	1,000.00	1,011.46	13.42	2.69%
UltraShort International ProFund	1,000.00	1,011.31	13.56	2.72%
UltraShort Emerging Markets ProFund	1,000.00	1,011.26	13.61	2.73%
UltraShort Latin America ProFund	1,000.00	1,011.26	13.61	2.73%
UltraShort China ProFund	1,000.00	1,011.41	13.47	2.70%
UltraShort Japan ProFund	1,000.00	1,011.26	13.61	2.73%
Banks UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Basic Materials UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Biotechnology UltraSector ProFund	1,000.00	1,010.86	14.01	2.81%

78 :: Expense Examples (unaudited)

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	2/1/10	7/31/10	2/1/10 - 7/31/10	2/1/10 - 7/31/10

Consumer Goods UltraSector ProFund	$1,000.00	$1,011.26	$13.61	2.73%
Consumer Services UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Financials UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Health Care UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Industrials UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Internet UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Oil & Gas UltraSector ProFund	1,000.00	1,011.55	13.32	2.67%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Precious Metals UltraSector ProFund	1,000.00	1,011.90	12.97	2.60%
Real Estate UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Semiconductor UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Technology UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Telecommunications UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Utilities UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Short Oil & Gas ProFund	1,000.00	1,011.26	13.61	2.73%
Short Precious Metals ProFund	1,000.00	1,012.55	12.33	2.47%
Short Real Estate ProFund	1,000.00	1,012.45	12.42	2.49%
U.S. Government Plus ProFund	1,000.00	1,012.60	12.28	2.46%
Rising Rates Opportunity 10 ProFund	1,000.00	1,011.90	12.97	2.60%
Rising Rates Opportunity ProFund	1,000.00	1,011.85	13.02	2.61%
Rising U.S. Dollar ProFund	1,000.00	1,012.00	12.87	2.58%
Falling U.S. Dollar ProFund	1,000.00	1,011.21	13.66	2.74%

Class A
U.S. Government Plus ProFund	1,000.00	1,017.55	7.30	1.46%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.86	8.00	1.60%
Rising Rates Opportunity ProFund	1,000.00	1,016.81	8.05	1.61%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

July 31, 2010 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 81

Common Stocks (49.1%)
	Percentage
	of Net Assets	Shares	Value

3M Co. (Miscellaneous Manufacturing)	0.3%	1,792	$153,288
Abbott Laboratories (Pharmaceuticals)	0.4%	3,904	191,608
American Express Co. (Diversified Financial Services)	0.3%	3,040	135,706
Amgen, Inc.* (Biotechnology)	0.3%	2,400	130,872
Apple Computer, Inc.* (Computers)	1.2%	2,304	592,704
AT&T, Inc. (Telecommunications)	0.8%	14,976	388,477
Bank of America Corp. (Banks)	0.7%	25,440	357,178
Berkshire Hathaway, Inc.—Class B* (Insurance)	0.7%	4,192	327,479
Boeing Co. (Aerospace/Defense)	0.3%	1,920	130,829
Chevron Corp. (Oil & Gas)	0.8%	5,088	387,756
Cisco Systems, Inc.* (Telecommunications)	0.7%	14,464	333,684
Citigroup, Inc.* (Diversified Financial Services)	0.5%	57,312	234,979
Coca-Cola Co. (Beverages)	0.6%	5,824	320,961
Comcast Corp.—Class A (Media)	0.3%	7,136	138,938
ConocoPhillips (Oil & Gas)	0.4%	3,744	206,744
Exxon Mobil Corp. (Oil & Gas)	1.5%	12,800	763,904
General Electric Co. (Miscellaneous Manufacturing)	0.9%	27,072	436,401
Google, Inc.—Class A* (Internet)	0.6%	608	294,789
Hewlett-Packard Co. (Computers)	0.5%	5,888	271,083
Intel Corp. (Semiconductors)	0.6%	14,080	290,048
International Business Machines Corp. (Computers)	0.8%	3,232	414,989
J.P. Morgan Chase & Co. (Diversified Financial Services)	0.8%	10,080	406,022
Johnson & Johnson (Healthcare-Products)	0.8%	6,976	405,236
Kraft Foods, Inc. (Food)	0.3%	4,416	128,991
McDonald’s Corp. (Retail)	0.4%	2,720	189,666
Merck & Co., Inc. (Pharmaceuticals)	0.5%	7,904	272,372
Microsoft Corp. (Software)	1.0%	19,328	498,856
Occidental Petroleum Corp. (Oil & Gas)	0.3%	2,048	159,601
Oracle Corp. (Software)	0.5%	9,920	234,509
PepsiCo, Inc. (Beverages)	0.5%	4,064	263,794
Pfizer, Inc. (Pharmaceuticals)	0.6%	20,448	306,720
Philip Morris International, Inc. (Commercial Services)	0.5%	4,672	238,459
Procter & Gamble Co. (Cosmetics/Personal Care)	0.9%	7,296	446,223
Qualcomm, Inc. (Telecommunications)	0.3%	4,128	157,194
Schlumberger, Ltd. (Oil & Gas Services)	0.4%	3,008	179,457
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.4%	1,280	193,050
United Parcel Service, Inc.—Class B (Transportation)	0.3%	2,496	162,240
United Technologies Corp. (Aerospace/Defense)	0.3%	2,336	166,090
Verizon Communications, Inc. (Telecommunications)	0.4%	7,136	207,372
Wal-Mart Stores, Inc. (Retail)	0.5%	5,248	268,645
Walt Disney Co. (Media)	0.3%	4,960	167,102
Wells Fargo & Co. (Banks)	0.7%	13,184	365,592
Other Common Stocks	25.2%	428,800	13,016,010

TOTAL COMMON STOCKS
(Cost $17,120,227)			24,935,618

Repurchase Agreements (48.0%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,973,054 (Collateralized by $4,985,300 U.S. Treasury Notes, 1.38%, 5/15/12, market value $5,072,542)	$4,973,000	$4,973,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $8,123,088 (Collateralized by $8,137,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $8,287,441)	8,123,000	8,123,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $6,355,069 (Collateralized by $6,393,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-7/15/12, market value $6,483,159)	6,355,000	6,355,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,657,018 (Collateralized by $1,695,000 of various Federal Home Loan Bank Securities, 0.50%–0.67%, 6/30/11-1/13/12, market value $1,696,900)	1,657,000	1,657,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,305,033 (Collateralized by $3,317,800 of various U.S. Treasury Notes, 1.13%–4.50%, 9/30/11-12/15/11, market value $3,371,222)	3,305,000	3,305,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,413,000)		24,413,000

TOTAL INVESTMENT SECURITIES
(Cost $41,533,227)—97.1%		49,348,618
Net other assets (liabilities)—2.9%		1,452,420

NET ASSETS—100.0%		$50,801,038

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $2,467,000.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $6,752,700)	123	$75,262

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	1,430,136	$(15,622)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	17,653,865	(93,074)

		$(108,696)

See accompanying notes to the financial statements.

82 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2010

Bull ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$39,730	0.1%
Aerospace/Defense	564,984	1.1%
Agriculture	293,698	0.6%
Airlines	22,365	NM
Apparel	124,431	0.3%
Auto Manufacturers	150,979	0.3%
Auto Parts & Equipment	55,349	0.1%
Banks	1,292,352	2.5%
Beverages	672,200	1.3%
Biotechnology	297,960	0.6%
Building Materials	23,688	0.1%
Chemicals	418,804	0.8%
Coal	58,558	0.1%
Commercial Services	517,036	1.0%
Computers	1,593,754	3.2%
Cosmetics/Personal Care	593,064	1.2%
Distribution/Wholesale	46,490	0.1%
Diversified Financial Services	1,434,011	2.8%
Electric	853,456	1.7%
Electrical Components & Equipment	99,838	0.2%
Electronics	127,075	0.3%
Energy-Alternate Sources	12,043	NM
Engineering & Construction	32,166	0.1%
Entertainment	20,766	NM
Environmental Control	78,867	0.2%
Food	517,230	1.0%
Forest Products & Paper	58,380	0.1%
Gas	46,364	0.1%
Hand/Machine Tools	27,998	0.1%
Healthcare-Products	815,450	1.6%
Healthcare-Services	252,108	0.5%
Holding Companies-Diversified	10,603	NM
Home Builders	20,101	NM
Home Furnishings	18,194	NM
Household Products/Wares	114,525	0.2%
Housewares	10,912	NM
Insurance	1,010,845	2.0%
Internet	602,706	1.2%
Iron/Steel	78,012	0.2%
Leisure Time	53,416	0.1%
Lodging	70,424	0.1%
Machinery-Construction & Mining	109,368	0.2%
Machinery-Diversified	140,380	0.3%
Media	760,965	1.5%
Metal Fabricate/Hardware	43,011	0.1%
Mining	185,523	0.4%
Miscellaneous Manufacturing	912,196	1.8%
Office/Business Equipment	46,471	0.1%
Oil & Gas	2,171,191	4.3%
Oil & Gas Services	407,186	0.8%
Packaging & Containers	50,258	0.1%
Pharmaceuticals	1,366,739	2.7%
Pipelines	84,184	0.2%
REIT	327,101	0.6%
Real Estate	11,424	NM
Retail	1,489,927	2.9%
Savings & Loans	14,705	NM
Semiconductors	624,614	1.2%
Software	1,107,860	2.2%
Telecommunications	1,432,078	2.8%
Textiles	8,467	NM
Toys/Games/Hobbies	32,447	0.1%
Transportation	478,591	0.9%
Other**	25,865,420	50.9%

Total	$50,801,038	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 83

Common Stocks (38.3%)
	Shares	Value

99 Cents Only Stores* (Retail)	340	$5,651
Aaron’s, Inc. (Commercial Services)	680	12,349
ACI Worldwide, Inc.* (Software)	272	5,277
Acuity Brands, Inc. (Miscellaneous Manufacturing)	340	14,324
Acxiom Corp.* (Software)	680	10,431
ADC Telecommunications, Inc.* (Telecommunications)	816	10,388
ADTRAN, Inc. (Telecommunications)	476	15,032
Advance Auto Parts, Inc. (Retail)	748	40,040
Advent Software, Inc.* (Software)	136	6,971
Aecom Technology Corp.* (Engineering & Construction)	952	22,981
Aeropostale, Inc.* (Retail)	748	21,266
Affiliated Managers Group, Inc.* (Diversified Financial Services)	340	24,082
Affymetrix, Inc.* (Biotechnology)	612	2,993
AGCO Corp.* (Machinery-Diversified)	748	26,000
AGL Resources, Inc. (Gas)	612	23,256
AirTran Holdings, Inc.* (Airlines)	1,156	5,572
Alaska Air Group, Inc.* (Airlines)	272	14,032
Albemarle Corp. (Chemicals)	748	32,628
Alberto-Culver Co. (Cosmetics/Personal Care)	680	19,904
Alexander & Baldwin, Inc. (Transportation)	340	11,407
Alexandria Real Estate Equities, Inc. (REIT)	340	23,987
Alliance Data Systems Corp.* (Commercial Services)	408	23,452
Alliant Energy Corp. (Electric)	952	32,901
Alliant Techsystems, Inc.* (Aerospace/Defense)	272	18,268
AMB Property Corp. (REIT)	1,428	35,643
American Eagle Outfitters, Inc. (Retail)	1,768	21,764
American Financial Group, Inc. (Insurance)	612	18,036
American Greetings Corp.—Class A (Household Products/Wares)	340	6,967
AmeriCredit Corp.* (Diversified Financial Services)	816	19,674
Ametek, Inc. (Electrical Components & Equipment)	884	39,135
AnnTaylor Stores Corp.* (Retail)	476	8,349
ANSYS, Inc.* (Software)	748	33,623
AOL, Inc.* (Internet)	884	18,493
Apollo Investment Corp. (Investment Companies)	1,632	16,483
AptarGroup, Inc. (Miscellaneous Manufacturing)	544	23,430
Aqua America, Inc. (Water)	1,156	22,530
Arch Coal, Inc. (Coal)	1,360	32,218
Arrow Electronics, Inc.* (Electronics)	1,020	25,286
Arthur J. Gallagher & Co. (Insurance)	884	22,471
Ashland, Inc. (Chemicals)	680	34,578
Associated Banc-Corp (Banks)	1,496	20,331
Astoria Financial Corp. (Savings & Loans)	680	9,003
Atmel Corp.* (Semiconductors)	3,944	20,627
Atmos Energy Corp. (Gas)	748	21,692
Atwood Oceanics, Inc.* (Oil & Gas)	476	12,947
Avnet, Inc.* (Electronics)	1,292	32,494
Bally Technologies, Inc.* (Entertainment)	476	15,375
BancorpSouth, Inc. (Banks)	612	8,972
Bank of Hawaii Corp. (Banks)	408	20,322
Barnes & Noble, Inc. (Retail)	340	4,410
BE Aerospace, Inc.* (Aerospace/Defense)	884	25,990
Beckman Coulter, Inc. (Healthcare-Products)	544	24,932
Bill Barrett Corp.* (Oil & Gas)	272	9,623
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	136	12,077
BJ’s Wholesale Club, Inc.* (Retail)	408	18,584
Black Hills Corp. (Electric)	340	10,853
Bob Evans Farms, Inc. (Retail)	204	5,349
BorgWarner, Inc.* (Auto Parts & Equipment)	1,020	44,737
Boyd Gaming Corp.* (Lodging)	476	4,027
BRE Properties, Inc.—Class A (REIT)	476	19,754
Brinker International, Inc. (Retail)	884	13,896
Broadridge Financial Solutions, Inc. (Software)	1,156	23,467
Brown & Brown, Inc. (Insurance)	1,020	20,420
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	680	42,310
Burger King Holdings, Inc. (Retail)	748	12,925
Cabot Corp. (Chemicals)	544	16,048
Cadence Design Systems, Inc.* (Computers)	2,312	16,092
Camden Property Trust (REIT)	544	24,763
Career Education Corp.* (Commercial Services)	544	13,290
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	476	16,032
Carpenter Technology Corp. (Iron/Steel)	340	11,883
Cathay Bancorp, Inc. (Banks)	680	7,997
Charles River Laboratories International, Inc.* (Biotechnology)	544	16,908
Cheesecake Factory, Inc.* (Retail)	476	11,157
Chico’s FAS, Inc. (Retail)	1,496	14,018
Chipotle Mexican Grill, Inc.—Class A* (Retail)	272	40,229
Church & Dwight, Inc. (Household Products/Wares)	612	40,557
Ciena Corp.* (Telecommunications)	748	9,791
Cimarex Energy Co. (Oil & Gas)	680	46,832
Cincinnati Bell, Inc.* (Telecommunications)	1,700	5,032
City National Corp. (Banks)	340	19,268
Clean Harbors, Inc.* (Environmental Control)	136	8,590
Cleco Corp. (Electric)	476	13,590
Coldwater Creek, Inc.* (Retail)	476	1,866
Collective Brands, Inc.* (Retail)	544	8,715
Commerce Bancshares, Inc. (Banks)	612	23,960
Commercial Metals Co. (Metal Fabricate/Hardware)	952	13,699
Commscope, Inc.* (Telecommunications)	816	16,597
Community Health Systems, Inc.* (Healthcare-Services)	816	26,463
Comstock Resources, Inc.* (Oil & Gas)	408	10,326
Con-way, Inc. (Transportation)	408	13,746
Convergys Corp.* (Commercial Services)	1,020	11,393
Copart, Inc.* (Retail)	544	19,823
CoreLogic, Inc. (Commercial Services)	884	17,707
Corinthian Colleges, Inc.* (Commercial Services)	748	6,807
Corn Products International, Inc. (Food)	612	20,404
Corporate Office Properties Trust (REIT)	476	17,850
Corrections Corp. of America* (Commercial Services)	952	18,631
Cousins Properties, Inc. (REIT)	884	6,055
Covance, Inc.* (Healthcare-Services)	544	21,085
Crane Co. (Miscellaneous Manufacturing)	408	14,500
Cree Research, Inc.* (Semiconductors)	884	62,623
Cullen/Frost Bankers, Inc. (Banks)	476	26,280
Cytec Industries, Inc. (Chemicals)	408	20,367
Deluxe Corp. (Commercial Services)	408	8,397
Dick’s Sporting Goods, Inc.* (Retail)	748	19,680
Diebold, Inc. (Computers)	544	15,569
Digital River, Inc.* (Internet)	340	8,939
Dollar Tree, Inc.* (Retail)	1,020	45,206
Donaldson Co., Inc. (Miscellaneous Manufacturing)	612	29,052
DPL, Inc. (Electric)	1,020	25,816
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	612	19,070
Dress Barn, Inc.* (Retail)	476	11,757
DST Systems, Inc. (Computers)	272	11,174
Duke-Weeks Realty Corp. (REIT)	2,040	24,398
Dynegy, Inc.* (Electric)	816	2,897
Eaton Vance Corp. (Diversified Financial Services)	1,020	30,559
Edwards Lifesciences Corp.* (Healthcare-Products)	952	55,026
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	952	22,858
Energen Corp. (Gas)	612	27,197
Energizer Holdings, Inc.* (Electrical Components & Equipment)	544	33,467
Equinix, Inc.* (Internet)	340	31,793
See accompanying notes to the financial statements.

84 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (continued)
	Shares	Value

Equity One, Inc. (REIT)	272	$4,635
Essex Property Trust, Inc. (REIT)	204	21,442
Everest Re Group, Ltd. (Insurance)	476	36,947
Exterran Holdings, Inc.* (Oil & Gas Services)	544	14,508
F5 Networks, Inc.* (Internet)	680	59,724
FactSet Research Systems, Inc. (Computers)	340	25,500
Fair Isaac Corp. (Software)	340	8,109
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,088	9,879
Federal Realty Investment Trust (REIT)	476	37,218
Fidelity National Title Group, Inc.—Class A (Insurance)	1,972	29,126
First American Financial Corp. (Insurance)	884	13,039
First Niagara Financial Group, Inc. (Savings & Loans)	1,768	23,709
FirstMerit Corp. (Banks)	884	17,424
Flowers Foods, Inc. (Food)	612	14,829
Foot Locker, Inc. (Retail)	1,360	18,482
Forest Oil Corp.* (Oil & Gas)	952	27,218
Fossil, Inc.* (Household Products/Wares)	408	16,157
Frontier Oil Corp. (Oil & Gas)	884	10,864
FTI Consulting, Inc.* (Commercial Services)	408	14,423
Fulton Financial Corp. (Banks)	1,700	15,487
Gardner Denver, Inc. (Machinery-Diversified)	408	20,714
Gartner Group, Inc.* (Commercial Services)	476	11,981
GATX Corp. (Trucking & Leasing)	340	9,608
Gen-Probe, Inc.* (Healthcare-Products)	408	18,348
Gentex Corp. (Electronics)	1,156	22,276
Global Payments, Inc. (Software)	680	25,656
Graco, Inc. (Machinery-Diversified)	476	15,027
Granite Construction, Inc. (Engineering & Construction)	272	6,324
Great Plains Energy, Inc. (Electric)	1,156	20,739
Green Mountain Coffee Roasters, Inc.* (Beverages)	884	27,218
Greenhill & Co., Inc. (Diversified Financial Services)	136	9,255
Greif, Inc.—Class A (Packaging & Containers)	272	16,219
GUESS?, Inc. (Apparel)	476	16,993
Hanesbrands, Inc.* (Apparel)	816	20,441
Hanover Insurance Group, Inc. (Insurance)	340	14,902
Hansen Natural Corp.* (Beverages)	612	25,637
Harsco Corp. (Miscellaneous Manufacturing)	680	15,749
Harte-Hanks, Inc. (Advertising)	272	3,068
Hawaiian Electric Industries, Inc. (Electric)	748	17,615
HCC Insurance Holdings, Inc. (Insurance)	952	24,866
Health Management Associates, Inc.—Class A* (Healthcare-Services)	2,108	15,093
Health Net, Inc.* (Healthcare-Services)	816	19,217
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	748	7,024
Henry Schein, Inc.* (Healthcare-Products)	748	39,262
Herman Miller, Inc. (Office Furnishings)	476	8,187
Hewitt Associates, Inc.* (Commercial Services)	680	33,388
Highwoods Properties, Inc. (REIT)	612	19,162
Hill-Rom Holdings, Inc. (Healthcare-Products)	544	17,974
HNI Corp. (Office Furnishings)	340	8,786
Hologic, Inc.* (Healthcare-Products)	2,244	31,730
Hospitality Properties Trust (REIT)	1,020	20,859
Hubbell, Inc.—Class B (Electrical Components & Equipment)	476	22,462
IDACORP, Inc. (Electric)	408	14,370
IDEX Corp. (Machinery-Diversified)	680	21,876
IDEXX Laboratories, Inc.* (Healthcare-Products)	476	27,960
Immucor, Inc.* (Healthcare-Products)	544	10,456
Informatica Corp.* (Software)	748	22,537
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,428	23,605
Integrated Device Technology, Inc.* (Semiconductors)	1,360	7,902
International Bancshares Corp. (Banks)	408	7,075
International Rectifier Corp.* (Semiconductors)	612	11,952
International Speedway Corp. (Entertainment)	204	5,284
Intersil Corp.—Class A (Semiconductors)	1,020	11,587
Intrepid Potash, Inc.* (Chemicals)	340	8,228
Itron, Inc.* (Electronics)	340	22,124
ITT Educational Services, Inc.* (Commercial Services)	204	16,471
J. Crew Group, Inc.* (Retail)	476	16,960
J.B. Hunt Transport Services, Inc. (Transportation)	748	26,546
Jack Henry & Associates, Inc. (Computers)	680	17,272
Jefferies Group, Inc. (Diversified Financial Services)	1,020	25,184
JetBlue Airways Corp.* (Airlines)	1,768	11,368
John Wiley & Sons, Inc. (Media)	340	13,389
Jones Lang LaSalle, Inc. (Real Estate)	340	26,336
Joy Global, Inc. (Machinery-Construction & Mining)	884	52,483
Kansas City Southern Industries, Inc.* (Transportation)	884	32,443
KB Home (Home Builders)	612	6,965
KBR, Inc. (Engineering & Construction)	1,360	30,437
Kennametal, Inc. (Hand/Machine Tools)	680	18,625
Kindred Healthcare, Inc.* (Healthcare-Services)	340	4,522
Kinetic Concepts, Inc.* (Healthcare-Products)	476	16,903
Kirby Corp.* (Transportation)	408	15,684
Korn/Ferry International* (Commercial Services)	340	4,777
Lam Research Corp.* (Semiconductors)	1,088	45,903
Lamar Advertising Co.* (Advertising)	408	11,159
Lancaster Colony Corp. (Miscellaneous Manufacturing)	136	7,061
Landstar System, Inc. (Transportation)	408	16,540
Lender Processing Services, Inc. (Diversified Financial Services)	816	26,063
Lennox International, Inc. (Building Materials)	408	17,817
Liberty Property Trust (REIT)	952	30,178
Life Time Fitness, Inc.* (Leisure Time)	340	12,362
LifePoint Hospitals, Inc.* (Healthcare-Services)	476	14,713
Lincare Holdings, Inc. (Healthcare-Services)	816	19,388
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	340	18,775
LKQ Corp.* (Distribution/Wholesale)	1,224	24,211
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,088	7,921
Lubrizol Corp. (Chemicals)	544	50,859
M.D.C. Holdings, Inc. (Home Builders)	272	7,921
Mack-Cali Realty Corp. (REIT)	680	21,910
Manpower, Inc. (Commercial Services)	680	32,626
ManTech International Corp.—Class A* (Software)	136	5,392
Mariner Energy, Inc.* (Oil & Gas)	884	21,119
Martin Marietta Materials (Building Materials)	340	29,036
Masimo Corp. (Healthcare-Products)	408	9,417
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	204	7,366
MDU Resources Group, Inc. (Electric)	1,632	32,232
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	476	12,067
Mednax, Inc.* (Healthcare-Services)	408	19,237
Mentor Graphics Corp.* (Computers)	884	8,504
Mercury General Corp. (Insurance)	272	11,731
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	272	31,770
Micros Systems, Inc.* (Computers)	680	24,330
Mine Safety Appliances Co. (Environmental Control)	204	5,110
Minerals Technologies, Inc. (Chemicals)	136	7,095
Mohawk Industries, Inc.* (Textiles)	476	23,291
MSC Industrial Direct Co.—Class A (Retail)	340	17,133
MSCI, Inc.—Class A* (Software)	952	30,721
National Fuel Gas Co. (Pipelines)	680	32,674

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 85

Common Stocks (continued)
	Shares	Value

National Instruments Corp. (Computers)	476	$15,184
Nationwide Health Properties, Inc. (REIT)	1,020	38,168
Navigant Consulting Co.* (Commercial Services)	408	4,015
NBTY, Inc.* (Pharmaceuticals)	544	29,316
NCR Corp.* (Computers)	1,360	18,632
Netflix, Inc.* (Internet)	340	34,867
NeuStar, Inc.* (Telecommunications)	612	14,217
New York Community Bancorp (Savings &Loans)	3,740	64,552
NewAlliance Bancshares, Inc. (Savings & Loans)	884	10,758
Newfield Exploration Co.* (Oil & Gas)	1,156	61,800
NewMarket Corp. (Chemicals)	68	7,289
Nordson Corp. (Machinery-Diversified)	272	17,150
NSTAR (Electric)	884	32,849
NV Energy, Inc. (Electric)	2,040	25,908
NVR, Inc.* (Home Builders)	68	42,602
Oceaneering International, Inc.* (Oil & Gas Services)	476	23,552
OGE Energy Corp. (Electric)	816	32,346
Old Republic International Corp. (Insurance)	2,040	25,520
Olin Corp. (Chemicals)	680	13,804
OMEGA Healthcare Investors, Inc. (REIT)	748	16,441
Omnicare, Inc. (Pharmaceuticals)	1,020	25,123
Oshkosh Truck Corp.* (Auto Manufacturers)	748	25,716
Overseas Shipholding Group, Inc. (Transportation)	204	8,003
Owens & Minor, Inc. (Distribution/Wholesale)	544	14,791
Packaging Corp. of America (Packaging & Containers)	884	21,216
PacWest Bancorp (Banks)	204	4,270
Panera Bread Co.—Class A* (Retail)	272	21,273
Parametric Technology Corp.* (Software)	952	17,079
Patriot Coal Corp.* (Coal)	612	7,381
Patterson-UTI Energy, Inc. (Oil & Gas)	1,292	21,228
Pentair, Inc. (Miscellaneous Manufacturing)	816	27,907
Perrigo Co. (Pharmaceuticals)	680	38,087
PetSmart, Inc. (Retail)	1,020	31,671
Pharmaceutical Product Development, Inc. (Commercial Services)	1,020	24,745
Phillips-Van Heusen Corp. (Apparel)	476	24,700
Plains Exploration & Production Co.* (Oil & Gas)	1,156	26,068
Plantronics, Inc. (Telecommunications)	408	12,228
PNM Resources, Inc. (Electric)	748	8,849
Polycom, Inc.* (Telecommunications)	680	20,182
Potlatch Corp. (Forest Products & Paper)	340	12,600
Pride International, Inc.* (Oil & Gas)	1,496	35,590
Prosperity Bancshares, Inc. (Banks)	340	11,519
Protective Life Corp. (Insurance)	680	15,293
Psychiatric Solutions, Inc.* (Healthcare-Services)	476	15,775
Quest Software, Inc.* (Software)	476	9,596
Questar Corp. (Pipelines)	1,428	23,491
Quicksilver Resources, Inc.* (Oil & Gas)	1,020	12,842
Ralcorp Holdings, Inc.* (Food)	476	27,798
Raymond James Financial Corp. (Diversified Financial Services)	816	21,771
Rayonier, Inc. (Forest Products & Paper)	680	33,204
Realty Income Corp. (REIT)	884	28,368
Regal-Beloit Corp. (Hand/Machine Tools)	272	16,546
Regency Centers Corp. (REIT)	680	25,663
Regis Corp. (Retail)	476	7,249
Reinsurance Group of America, Inc. (Insurance)	612	29,364
Reliance Steel & Aluminum Co. (Iron/Steel)	544	21,368
Rent-A-Center, Inc.* (Commercial Services)	544	11,963
ResMed, Inc.* (Healthcare-Products)	612	40,202
RF Micro Devices, Inc.* (Telecommunications)	2,312	9,641
Rock-Tenn Co.—Class A (Forest Products & Paper)	272	14,476
Rollins, Inc. (Commercial Services)	340	7,426
Rovi Corp.* (Semiconductors)	884	39,338
RPM, Inc. (Chemicals)	1,088	20,422
Ruddick Corp. (Food)	340	12,053
Saks, Inc.* (Retail)	1,360	11,166
Scholastic Corp. (Media)	204	5,167
Scientific Games Corp.—Class A* (Entertainment)	544	5,761
SEI Investments Co. (Software)	1,088	20,868
Semtech Corp.* (Semiconductors)	476	8,273
Senior Housing Properties Trust (REIT)	1,088	24,534
Sensient Technologies Corp. (Chemicals)	408	12,020
Service Corp. International (Commercial Services)	2,176	18,540
Shaw Group, Inc.* (Engineering & Construction)	680	21,787
Silgan Holdings, Inc. (Packaging & Containers)	408	11,595
Silicon Laboratories, Inc.* (Semiconductors)	340	13,617
Skyworks Solutions, Inc.* (Semiconductors)	1,428	25,033
SL Green Realty Corp. (REIT)	612	36,867
Smithfield Foods, Inc.* (Food)	1,224	17,442
Solera Holdings, Inc. (Software)	544	20,661
Sonoco Products Co. (Packaging & Containers)	816	26,683
Sotheby’s (Commercial Services)	544	14,759
Southern Union Co. (Gas)	1,020	23,021
SPX Corp. (Miscellaneous Manufacturing)	408	24,300
SRA International, Inc.—Class A* (Computers)	340	7,555
StanCorp Financial Group, Inc. (Insurance)	408	15,378
Steel Dynamics, Inc. (Iron/Steel)	1,836	26,291
STERIS Corp. (Healthcare-Products)	476	15,132
Strayer Education, Inc. (Commercial Services)	68	16,279
Superior Energy Services, Inc.* (Oil & Gas Services)	680	15,497
SVB Financial Group* (Banks)	340	14,685
Syniverse Holdings, Inc.* (Telecommunications)	544	12,148
Synopsys, Inc.* (Computers)	1,224	26,732
Synovus Financial Corp. (Banks)	6,800	17,816
TCF Financial Corp. (Banks)	1,020	16,157
Tech Data Corp.* (Distribution/Wholesale)	408	16,140
Techne Corp. (Healthcare-Products)	272	15,885
Teleflex, Inc. (Miscellaneous Manufacturing)	340	19,268
Telephone & Data Systems, Inc. (Telecommunications)	748	25,529
Temple-Inland, Inc. (Forest Products & Paper)	884	17,733
Terex Corp.* (Machinery-Construction & Mining)	884	17,450
The Brink’s Co. (Miscellaneous Manufacturing)	408	8,935
The Corporate Executive Board Co. (Commercial Services)	272	7,662
The Macerich Co. (REIT)	1,088	45,098
The Ryland Group, Inc. (Home Builders)	340	5,549
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	340	16,405
The Timberland Co.—Class A* (Apparel)	340	5,991
The Warnaco Group, Inc.* (Apparel)	340	14,202
Thomas & Betts Corp.* (Electronics)	408	16,173
Thor Industries, Inc. (Home Builders)	272	7,572
Thoratec Corp.* (Healthcare-Products)	476	17,507
Tibco Software, Inc.* (Internet)	1,428	19,364
Tidewater, Inc. (Oil & Gas Services)	408	16,720
Timken Co. (Metal Fabricate/Hardware)	680	22,862
Toll Brothers, Inc.* (Home Builders)	1,156	20,068
Tootsie Roll Industries, Inc. (Food)	204	5,147
Towers Watson & Co.—Class A (Commercial Services)	340	15,133
Tractor Supply Co. (Retail)	272	18,907
Transatlantic Holdings, Inc. (Insurance)	544	26,009
Trimble Navigation, Ltd.* (Electronics)	1,020	28,937
Trinity Industries, Inc. (Miscellaneous Manufacturing)	680	13,852
Trustmark Corp. (Banks)	476	10,472
Tupperware Corp. (Household Products/Wares)	544	21,428
tw telecom, Inc.* (Telecommunications)	1,292	24,445
UDR, Inc. (REIT)	1,360	28,710
UGI Corp. (Gas)	884	23,833
Under Armour, Inc.—Class A* (Retail)	272	10,216
Unit Corp.* (Oil & Gas)	340	13,906
United Rentals, Inc.* (Commercial Services)	476	6,274

See accompanying notes to the financial statements.

86 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (continued)
	Shares	Value

United Therapeutics Corp.* (Pharmaceuticals)	408	$19,947
Unitrin, Inc. (Insurance)	408	11,338
Universal Corp. (Agriculture)	204	9,047
Universal Health Services, Inc.—Class B (Healthcare-Services)	816	29,351
URS Corp.* (Engineering & Construction)	680	27,465
Valeant Pharmaceuticals International* (Pharmaceuticals)	544	30,638
Valley National Bancorp (Banks)	1,360	19,734
Valmont Industries, Inc. (Metal Fabricate/Hardware)	136	9,663
Valspar Corp. (Chemicals)	816	25,631
ValueClick, Inc.* (Internet)	680	7,446
VCA Antech, Inc.* (Pharmaceuticals)	680	14,171
Vectren Corp. (Gas)	680	16,844
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,700	57,222
Vishay Intertechnology, Inc.* (Electronics)	1,564	13,278
Vishay Precision Group, Inc.* (Electronics)	70	885
W.R. Berkley Corp. (Insurance)	1,088	29,387
Wabtec Corp. (Machinery-Diversified)	408	18,201
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	748	17,825
Washington Federal, Inc. (Savings & Loans)	952	16,565
Waste Connections, Inc.* (Environmental Control)	612	23,360
Webster Financial Corp. (Banks)	544	10,140
Weingarten Realty Investors (REIT)	884	18,714
WellCare Health Plans, Inc.* (Healthcare-Services)	340	8,769
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	2,856	12,452
Werner Enterprises, Inc. (Transportation)	340	7,830
Westamerica Bancorp (Banks)	204	10,967
Westar Energy, Inc. (Electric)	952	22,734
WGL Holdings, Inc. (Gas)	408	14,721
Williams Sonoma, Inc. (Retail)	884	23,612
Wilmington Trust Corp. (Banks)	748	7,585
WMS Industries, Inc.* (Leisure Time)	408	15,712
Woodward Governor Co. (Electronics)	476	14,394
Worthington Industries, Inc. (Metal Fabricate/Hardware)	476	6,821
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	476	13,061

TOTAL COMMON STOCKS
(Cost $6,201,202)		7,727,972

Repurchase Agreements (67.0%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,755,030 (Collateralized by $2,761,900 U.S. Treasury Notes, 1.38%, 5/15/12, market value $2,810,233)	$2,755,000	$2,755,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,500,049 (Collateralized by $4,522,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $4,591,282)	4,500,000	4,500,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,520,038 (Collateralized by $3,205,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $3,592,120)	3,520,000	3,520,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $917,010 (Collateralized by $940,000 of various Federal Home Loan Bank Securities, 0.60%–0.67%, 1/13/12-1/25/12, market value $938,888)	917,000	917,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,834,018 (Collateralized by $1,852,500 of various U.S. Treasury Obligations, 1.50%–4.50%, 10/31/10-9/30/11, market value $1,870,802)	1,834,000	1,834,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,526,000)		13,526,000

TOTAL INVESTMENT SECURITIES
(Cost $19,727,202)—105.3%		21,253,972
Net other assets (liabilities)—(5.3)%		(1,072,974)

NET ASSETS—100.0%		$20,180,998

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $720,000.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/20/10 (Underlying notional amount at value $7,506,180)	99	$45,345

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$638,738	$(9,974)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	4,279,211	(79,181)

		$(89,155)

Mid-Cap ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$14,227	0.1%
Aerospace/Defense	44,258	0.2%
Agriculture	9,047	NM
Airlines	30,972	0.2%
Apparel	82,327	0.4%
Auto Manufacturers	25,716	0.1%
Auto Parts & Equipment	44,737	0.2%
Banks	290,461	1.4%
Beverages	52,855	0.3%
Biotechnology	89,200	0.4%
Building Materials	46,853	0.2%

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 87

		% of
	Value	Net Assets

Chemicals	$248,969	1.2%
Coal	39,599	0.2%
Commercial Services	352,488	1.7%
Computers	186,544	0.9%
Cosmetics/Personal Care	19,904	0.1%
Distribution/Wholesale	78,747	0.4%
Diversified Financial Services	174,413	0.9%
Electric	293,699	1.5%
Electrical Components & Equipment	126,834	0.6%
Electronics	175,847	0.9%
Engineering & Construction	108,994	0.5%
Entertainment	45,490	0.2%
Environmental Control	37,060	0.2%
Food	97,673	0.5%
Forest Products & Paper	85,934	0.4%
Gas	150,564	0.7%
Hand/Machine Tools	53,946	0.3%
Healthcare-Products	340,734	1.7%
Healthcare-Services	193,613	1.0%
Home Builders	90,677	0.4%
Household Products/Wares	101,514	0.5%
Insurance	343,827	1.7%
Internet	180,626	0.9%
Investment Companies	16,483	0.1%
Iron/Steel	59,542	0.3%
Leisure Time	28,074	0.1%
Lodging	4,027	NM
Machinery-Construction & Mining	112,243	0.6%
Machinery-Diversified	132,029	0.7%
Media	18,556	0.1%
Metal Fabricate/Hardware	53,045	0.3%
Miscellaneous Manufacturing	221,776	1.1%
Office Furnishings	16,973	0.1%
Oil & Gas	310,363	1.5%
Oil & Gas Services	77,301	0.4%
Packaging & Containers	75,713	0.4%
Pharmaceuticals	192,207	1.0%
Pipelines	56,165	0.3%
REIT	570,417	2.8%
Real Estate	26,336	0.1%
Retail	501,354	2.5%
Retail-Restaurants	12,452	0.1%
Savings & Loans	124,587	0.6%
Semiconductors	256,734	1.3%
Software	240,388	1.2%
Telecommunications	175,230	0.9%
Textiles	23,291	0.1%
Transportation	132,199	0.7%
Trucking & Leasing	9,608	NM
Water	22,530	0.1%
Other**	12,453,026	61.7%

Total	$20,180,998	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

88 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (34.5%)
	Percentage
	of Net Assets	Shares	Value

ADTRAN, Inc. (Telecommunications)	0.1%	560	$17,685
Alterra Capital Holdings, Ltd. (Insurance)	0.1%	1,120	21,672
Apollo Investment Corp. (Investment Companies)	0.1%	1,736	17,534
Baldor Electric Co. (Hand/Machine Tools)	0.1%	448	17,123
Bill Barrett Corp.* (Oil & Gas)	0.1%	504	17,832
BioMed Realty Trust, Inc. (REIT)	0.1%	1,120	20,205
Brigham Exploration Co.* (Oil & Gas)	0.1%	1,120	19,331
Casey’s General Stores, Inc. (Retail)	0.1%	448	17,136
CBL & Associates Properties, Inc. (REIT)	0.1%	1,288	18,122
Concur Technologies, Inc.* (Software)	0.1%	392	18,142
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	840	18,127
Dana Holding Corp.* (Auto Parts & Equipment)	0.1%	1,512	17,963
Deckers Outdoor Corp.* (Apparel)	0.1%	336	17,099
Drill-Quip, Inc.* (Oil & Gas Services)	0.1%	336	17,566
FirstMerit Corp. (Banks)	0.1%	1,064	20,971
Healthcare Realty Trust, Inc. (REIT)	0.1%	784	18,400
Highwoods Properties, Inc. (REIT)	0.1%	560	17,534
Home Properties, Inc. (REIT)	0.1%	448	22,252
IDACORP, Inc. (Electric)	0.1%	504	17,751
Kilroy Realty Corp. (REIT)	0.1%	560	18,805
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	0.1%	728	18,455
Microsemi Corp.* (Semiconductors)	0.1%	1,064	16,981
Montpelier Re Holdings, Ltd. (Insurance)	0.1%	1,456	23,675
New Jersey Resources Corp. (Gas)	0.1%	504	18,814
Nicor, Inc. (Gas)	0.1%	504	22,070
Nordson Corp. (Machinery-Diversified)	0.1%	280	17,654
Northwest Natural Gas Co. (Gas)	0.1%	504	23,895
NorthWestern Corp. (Electric)	0.1%	616	17,371
Olin Corp. (Chemicals)	0.1%	840	17,052
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	672	17,472
Parametric Technology Corp.* (Software)	0.1%	1,064	19,088
Piedmont Natural Gas Co., Inc. (Gas)	0.1%	896	23,852
ProAssurance Corp.* (Insurance)	0.1%	392	23,328
Riverbed Technology, Inc.* (Computers)	0.1%	560	20,770
RLI Corp. (Insurance)	0.1%	392	21,752
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	0.1%	504	21,375
Signature Bank* (Banks)	0.1%	448	17,221
STERIS Corp. (Healthcare-Products)	0.1%	560	17,802
Tibco Software, Inc.* (Internet)	0.1%	1,624	22,021
UMB Financial Corp. (Banks)	0.1%	504	18,960
VeriFone Systems, Inc.* (Software)	0.1%	784	17,154
Woodward Governor Co. (Electronics)	0.1%	616	18,628
Other Common Stocks	30.3%	542,080	7,454,094

TOTAL COMMON STOCKS
(Cost $6,958,258)			8,260,734

Repurchase Agreements (94.6%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,608,050 (Collateralized by $4,619,500 U.S. Treasury Notes, 1.38%, 5/15/12, market value $4,700,341)	$4,608,000	$4,608,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $7,529,082 (Collateralized by $7,534,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $7,680,404)	7,529,000	7,529,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $5,889,064 (Collateralized by $5,918,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-7/15/12, market value $6,007,962)	5,889,000	5,889,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,535,017 (Collateralized by $1,575,000 of various Federal Home Loan Bank Securities, 0.60%–0.67%, 1/13/12-1/25/12, market value $1,573,263)	1,535,000	1,535,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,068,031 (Collateralized by $3,077,600 of various U.S. Treasury Notes, 1.13%–4.50%, 9/30/11-12/15/11, market value $3,129,457)	3,068,000	3,068,000

TOTAL REPURCHASE AGREEMENTS
(Cost $22,629,000)		22,629,000

TOTAL INVESTMENT SECURITIES
(Cost $29,587,258)—129.1%		30,889,734
Net other assets (liabilities)—(29.1)%		(6,958,233)

NET ASSETS—100.0%		$23,931,501

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $2,609,000.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 9/20/10 (Underlying notional amount at value $778,920)	12	$39,933

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,829,221	$(168,720)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	13,115,697	(207,131)

		$(375,851)

See accompanying notes to the financial statements.

July 31, 2010 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 89

Small-Cap ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$14,211	0.1%
Aerospace/Defense	95,444	0.4%
Aerospace/Defense Equipment	16,746	0.1%
Agriculture	23,967	0.1%
Airlines	64,265	0.3%
Apparel	178,907	0.8%
Auto Manufacturers	4,756	NM
Auto Parts & Equipment	77,588	0.3%
Banks	507,786	2.1%
Beverages	9,056	NM
Biotechnology	151,717	0.6%
Building Materials	29,922	0.1%
Chemicals	205,794	0.9%
Coal	36,686	0.2%
Commercial Services	508,459	2.1%
Computers	195,502	0.8%
Distribution/Wholesale	67,633	0.3%
Diversified Financial Services	121,817	0.5%
Electric	129,553	0.5%
Electrical Components & Equipment	77,889	0.3%
Electronics	210,819	0.9%
Energy-Alternate Sources	10,327	NM
Engineering & Construction	54,334	0.2%
Entertainment	48,202	0.2%
Environmental Control	66,295	0.3%
Food	138,480	0.6%
Forest Products & Paper	81,092	0.3%
Gas	115,409	0.5%
Hand/Machine Tools	25,733	0.1%
Healthcare-Products	339,897	1.4%
Healthcare-Services	186,265	0.8%
Holding Companies-Diversified	9,283	NM
Home Builders	31,201	0.1%
Home Furnishings	30,825	0.1%
Household Products/Wares	38,954	0.2%
Insurance	259,211	1.1%
Internet	279,808	1.2%
Investment Companies	75,340	0.3%
Iron/Steel	9,926	NM
Leisure Time	53,652	0.2%
Lodging	25,756	0.1%
Machinery-Construction & Mining	7,022	NM
Machinery-Diversified	126,414	0.5%
Media	61,662	0.3%
Metal Fabricate/Hardware	70,087	0.3%
Mining	95,544	0.4%
Miscellaneous Manufacturing	196,548	0.8%
Office Furnishings	40,182	0.2%
Oil & Gas	207,768	0.9%
Oil & Gas Services	140,496	0.6%
Packaging & Containers	13,446	0.1%
Pharmaceuticals	252,688	1.1%
REIT	595,774	2.5%
Real Estate	8,119	NM
Retail	536,884	2.2%
Savings & Loans	90,673	0.4%
Semiconductors	272,225	1.1%
Software	326,428	1.4%
Storage/Warehousing	6,719	NM
Telecommunications	354,272	1.5%
Textiles	9,122	NM
Toys/Games/Hobbies	11,488	0.1%
Transportation	157,748	0.7%
Trucking & Leasing	23,469	0.1%
Water	47,449	0.2%
Other**	15,670,767	65.5%

Total	$23,931,501	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

90 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (29.4%)
	Shares	Valule

Activision Blizzard, Inc. (Software)	8,976	$106,635
Adobe Systems, Inc.* (Software)	4,158	119,418
Altera Corp. (Semiconductors)	3,432	95,135
Amazon.com, Inc.* (Internet)	2,376	280,107
Amgen, Inc.* (Biotechnology)	3,597	196,144
Apollo Group, Inc.—Class A* (Commercial Services)	1,254	57,847
Apple Computer, Inc.* (Computers)	10,263	2,640,157
Applied Materials, Inc. (Semiconductors)	5,610	66,198
Autodesk, Inc.* (Software)	1,914	56,540
Automatic Data Processing, Inc. (Software)	2,871	118,486
Baidu, Inc.ADR* (Internet)	2,178	177,311
Bed Bath & Beyond, Inc.* (Retail)	2,871	108,753
Biogen Idec, Inc.* (Biotechnology)	2,343	130,927
BMC Software, Inc.* (Software)	1,716	61,055
Broadcom Corp.—Class A (Semiconductors)	3,234	116,521
C.H. Robinson Worldwide, Inc. (Transportation)	1,320	86,064
CA, Inc. (Software)	3,993	78,103
Celgene Corp.* (Biotechnology)	3,696	203,834
Cephalon, Inc.* (Pharmaceuticals)	594	33,709
Cerner Corp.* (Software)	660	51,117
Check Point Software Technologies, Ltd.* (Internet)	1,650	56,133
Cintas Corp. (Textiles)	1,485	39,293
Cisco Systems, Inc.* (Telecommunications)	16,467	379,894
Citrix Systems, Inc.* (Software)	1,782	98,046
Cognizant Technology Solutions Corp.* (Computers)	2,343	127,834
Comcast Corp.—Class A (Media)	11,682	227,449
Costco Wholesale Corp. (Retail)	1,881	106,671
Dell, Inc.* (Computers)	5,808	76,898
DENTSPLY International, Inc. (Healthcare-Products)	1,122	33,682
DIRECTV—Class A* (Media)	5,214	193,752
DISH Network Corp.—Class A (Media)	1,749	35,120
eBay, Inc.* (Internet)	7,887	164,917
Electronic Arts, Inc.* (Software)	2,673	42,581
Expedia, Inc. (Internet)	2,244	50,894
Expeditors International of Washington, Inc. (Transportation)	1,683	71,763
Express Scripts, Inc.* (Pharmaceuticals)	3,960	178,913
Fastenal Co. (Distribution/Wholesale)	1,122	55,068
First Solar, Inc.* (Energy-Alternate Sources)	594	74,517
Fiserv, Inc.* (Software)	1,551	77,705
Flextronics International, Ltd.* (Electronics)	7,128	44,336
FLIR Systems, Inc.* (Electronics)	1,287	38,301
Foster Wheeler AG* (Engineering & Construction)	1,089	25,069
Garmin, Ltd. (Electronics)	1,485	42,337
Genzyme Corp.* (Biotechnology)	2,706	188,229
Gilead Sciences, Inc.* (Pharmaceuticals)	7,062	235,306
Google, Inc.—Class A* (Internet)	1,221	592,002
Henry Schein, Inc.* (Healthcare-Products)	726	38,108
Hologic, Inc.* (Healthcare-Products)	2,211	31,264
Illumina, Inc.* (Biotechnology)	957	42,902
Infosys Technologies, Ltd.ADR (Software)	891	53,888
Intel Corp. (Semiconductors)	15,741	324,265
Intuit, Inc.* (Software)	3,201	127,240
Intuitive Surgical, Inc.* (Healthcare-Products)	330	108,362
J.B. Hunt Transport Services, Inc. (Transportation)	1,023	36,306
Joy Global, Inc. (Machinery—Construction & Mining)	825	48,980
KLA-Tencor Corp. (Semiconductors)	1,650	52,255
Lam Research Corp.* (Semiconductors)	1,056	44,553
Liberty Media Holding Corp.-Interactive Series A* (Internet)	4,422	50,057
Life Technologies Corp.* (Biotechnology)	1,485	63,840
Linear Technology Corp. (Semiconductors)	2,409	76,799
Logitech International S.A.GRS* (Computers)	1,386	21,816
Marvell Technology Group, Ltd.* (Semiconductors)	4,983	74,346
Mattel, Inc. (Toys/Games/Hobbies)	3,366	71,225
Maxim Integrated Products, Inc. (Semiconductors)	2,409	42,230
Microchip Technology, Inc. (Semiconductors)	1,221	37,179
Microsoft Corp. (Software)	24,354	628,577
Millicom International Cellular S.A. (Telecommunications)	858	79,983
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,541	44,213
NetApp, Inc.* (Computers)	2,904	122,839
News Corp.—Class A (Media)	11,517	150,297
NII Holdings, Inc.—Class B* (Telecommunications)	1,320	49,447
NVIDIA Corp.* (Semiconductors)	4,554	41,851
O’Reilly Automotive, Inc.* (Retail)	1,122	55,292
Oracle Corp. (Software)	16,929	400,202
PACCAR, Inc. (Auto Manufacturers)	3,300	151,206
Patterson Cos., Inc. (Healthcare-Products)	957	25,533
Paychex, Inc. (Commercial Services)	2,772	72,044
Priceline.com, Inc.* (Internet)	396	88,862
QIAGEN N.V.* (Biotechnology)	1,914	35,830
Qualcomm, Inc. (Telecommunications)	15,972	608,214
Research In Motion, Ltd.* (Computers)	4,488	258,195
Ross Stores, Inc. (Retail)	990	52,133
SanDisk Corp.* (Computers)	1,881	82,200
Seagate Technology* (Computers)	3,927	49,284
Sears Holdings Corp.* (Retail)	957	67,947
Sigma-Aldrich Corp. (Chemicals)	957	53,688
Staples, Inc. (Retail)	3,960	80,507
Starbucks Corp. (Retail)	8,382	208,293
Stericycle, Inc.* (Environmental Control)	726	45,738
Symantec Corp.* (Internet)	6,732	87,314
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	5,973	291,781
Urban Outfitters, Inc.* (Retail)	1,353	43,512
VeriSign, Inc.* (Internet)	1,386	39,016
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,716	57,761
Virgin Media, Inc. (Telecommunications)	2,739	58,971
Vodafone Group PLCADR (Telecommunications)	5,280	123,974
Warner Chilcott PLC—Class A* (Pharmaceuticals)	2,013	51,533
Wynn Resorts, Ltd. (Lodging)	1,089	95,483
Xilinx, Inc. (Semiconductors)	2,970	82,922
Yahoo!, Inc.* (Internet)	5,379	74,661

TOTAL COMMON STOCKS
(Cost $5,405,313)		13,845,689

Repurchase Agreements (69.2%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $6,632,072 (Collateralized by $6,268,600 of various U.S. Treasury Notes, 1.38%–3.75%, 5/15/12-11/15/18, market value $6,764,844)	$6,632,000	$6,632,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $10,833,117 (Collateralized by $10,489,000 of various Federal Home Loan Mortgage Corp. Securities, 4.13%–5.25%, 7/18/11-12/21/12, market value $11,050,559)	10,833,000	10,833,000

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 91

Repurchase Agreements (continued)
	Principal
	Amount	Value

HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $8,475,092 (Collateralized by $8,487,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-9/28/12, market value $8,646,602)	$8,475,000	$8,475,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,209,024 (Collateralized by $2,260,000 of various Federal Home Loan Bank Securities, 0.50%–0.67%, 6/30/11-1/13/12, market value $2,262,463)	2,209,000	2,209,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,410,044 (Collateralized by $4,450,800 of various U.S. Treasury Obligations, 0.88%–4.50%, 12/31/10-9/30/11, market value $4,498,376)	4,410,000	4,410,000

TOTAL REPURCHASE AGREEMENTS
(Cost $32,559,000)		32,559,000

TOTAL INVESTMENT SECURITIES
(Cost $37,964,313)—98.6%		46,404,689
Net other assets (liabilities)—1.4%		664,160

NET ASSETS—100.0%		$47,068,849

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $4,133,000.

ADR	American Depositary Receipt
GRS	Global Registered Shares

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 9/20/10 (Underlying notional amount at value $1,043,140)	28	$45,891

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$14,062,824	$(175,843)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	18,104,440	(208,300)

		$(384,143)

NASDAQ-100 ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Auto Manufacturers	$151,206	0.3%
Biotechnology	919,467	1.9%
Chemicals	53,688	0.1%
Commercial Services	129,891	0.3%
Computers	3,379,223	7.2%
Distribution/Wholesale	55,068	0.1%
Electronics	124,974	0.3%
Energy-Alternate Sources	74,517	0.2%
Engineering & Construction	25,069	0.1%
Environmental Control	45,738	0.1%
Healthcare-Products	236,949	0.5%
Internet	1,661,274	3.5%
Lodging	95,483	0.2%
Machinery—Construction & Mining	48,980	0.1%
Media	606,618	1.3%
Pharmaceuticals	835,455	1.8%
Retail	723,108	1.5%
Semiconductors	1,054,254	2.2%
Software	2,019,593	4.3%
Telecommunications	1,300,483	2.8%
Textiles	39,293	0.1%
Toys/Games/Hobbies	71,225	0.1%
Transportation	194,133	0.4%
Other**	33,223,160	70.6%

Total	$47,068,849	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

92 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (99.7%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	891	$76,216
Abbott Laboratories (Pharmaceuticals)	2,079	102,037
ACE, Ltd. (Insurance)	990	52,549
Advanced Micro Devices, Inc.* (Semiconductors)	792	5,932
Aetna, Inc. (Healthcare-Services)	1,188	33,086
AFLAC, Inc. (Insurance)	792	38,958
Agilent Technologies, Inc.* (Electronics)	495	13,825
Air Products & Chemicals, Inc. (Chemicals)	198	14,371
Airgas, Inc. (Chemicals)	99	6,464
AK Steel Holding Corp. (Iron/Steel)	99	1,385
Alcoa, Inc. (Mining)	2,970	33,175
Allegheny Energy, Inc. (Electric)	495	11,286
Allegheny Technologies, Inc. (Iron/Steel)	99	4,713
Allstate Corp. (Insurance)	1,485	41,936
Altria Group, Inc. (Agriculture)	4,158	92,141
Ameren Corp. (Electric)	693	17,581
American Electric Power, Inc. (Electric)	1,386	49,868
American International Group, Inc.* (Insurance)	396	15,234
Ameriprise Financial, Inc. (Diversified Financial Services)	297	12,590
AmerisourceBergen Corp. (Pharmaceuticals)	792	23,736
Amgen, Inc.* (Biotechnology)	1,287	70,180
Analog Devices, Inc. (Semiconductors)	297	8,824
AON Corp. (Insurance)	693	26,105
Apartment Investment and Management Co.—Class A (REIT)	198	4,251
Applied Materials, Inc. (Semiconductors)	2,574	30,373
Archer-Daniels-Midland Co. (Agriculture)	1,881	51,464
Assurant, Inc. (Insurance)	297	11,075
AT&T, Inc. (Telecommunications)	8,613	223,421
Automatic Data Processing, Inc. (Software)	792	32,686
AutoNation, Inc.* (Retail)	198	4,837
Avalonbay Communities, Inc. (REIT)	99	10,404
Avery Dennison Corp. (Household Products/Wares)	297	10,647
Ball Corp. (Packaging & Containers)	99	5,766
Bank of America Corp. (Banks)	29,403	412,818
Bank of New York Mellon Corp. (Banks)	3,564	89,349
Bard (C.R.), Inc. (Healthcare-Products)	99	7,774
Baxter International, Inc. (Healthcare-Products)	792	34,666
BB&T Corp. (Banks)	1,980	49,163
Becton, Dickinson & Co. (Healthcare-Products)	297	20,434
Bemis Co., Inc. (Packaging & Containers)	297	8,898
Berkshire Hathaway, Inc.—Class B* (Insurance)	2,178	170,145
Big Lots, Inc.* (Retail)	198	6,793
Boeing Co. (Aerospace/Defense)	1,287	87,696
Boston Properties, Inc. (REIT)	198	16,216
Boston Scientific Corp.* (Healthcare-Products)	4,455	24,948
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,772	69,078
Brown-Forman Corp. (Beverages)	99	6,258
C.H. Robinson Worldwide, Inc. (Transportation)	99	6,455
CA, Inc. (Software)	396	7,746
Cabot Oil & Gas Corp. (Oil & Gas)	99	3,017
Campbell Soup Co. (Food)	297	10,662
Capital One Financial Corp. (Diversified Financial Services)	1,287	54,479
Cardinal Health, Inc. (Pharmaceuticals)	990	31,947
CareFusion Corp.* (Healthcare-Products)	495	10,430
Carnival Corp.—Class A (Leisure Time)	1,188	41,200
CBS Corp.—Class B (Media)	990	14,632
CenterPoint Energy, Inc. (Electric)	1,188	16,905
CenturyTel, Inc. (Telecommunications)	792	28,211
Cephalon, Inc.* (Pharmaceuticals)	99	5,618
Chesapeake Energy Corp. (Oil & Gas)	1,881	39,557
Chevron Corp. (Oil & Gas)	5,841	445,143
Chubb Corp. (Insurance)	891	46,893
Cincinnati Financial Corp. (Insurance)	396	10,910
Cintas Corp. (Textiles)	297	7,859
Citigroup, Inc.* (Diversified Financial Services)	66,429	272,359
Clorox Co. (Household Products/Wares)	198	12,846
CMS Energy Corp. (Electric)	594	9,456
Coca-Cola Enterprises, Inc. (Beverages)	396	11,365
Comcast Corp.—Class A (Media)	8,217	159,985
Comerica, Inc. (Banks)	495	18,988
Computer Sciences Corp. (Computers)	99	4,488
Compuware Corp.* (Software)	297	2,429
ConAgra Foods, Inc. (Food)	594	13,947
ConocoPhillips (Oil & Gas)	4,356	240,538
Consolidated Edison, Inc. (Electric)	792	36,527
Constellation Brands, Inc.* (Beverages)	495	8,445
Constellation Energy Group, Inc. (Electric)	495	15,642
Costco Wholesale Corp. (Retail)	1,287	72,986
Coventry Health Care, Inc.* (Healthcare-Services)	396	7,853
CSX Corp. (Transportation)	396	20,877
Cummins, Inc. (Machinery-Diversified)	198	15,763
CVS Caremark Corp. (Retail)	3,960	121,532
D.R. Horton, Inc. (Home Builders)	792	8,728
Darden Restaurants, Inc. (Retail)	99	4,147
Dean Foods Co.* (Food)	495	5,673
Deere & Co. (Machinery-Diversified)	495	33,007
Dell, Inc.* (Computers)	5,049	66,849
DENTSPLY International, Inc. (Healthcare-Products)	99	2,972
Devon Energy Corp. (Oil & Gas)	693	43,306
Discover Financial Services (Diversified Financial Services)	1,584	24,188
Discovery Communications, Inc.—Class A* (Media)	99	3,822
Dominion Resources, Inc. (Electric)	1,683	70,669
Dover Corp. (Miscellaneous Manufacturing)	198	9,498
Dr. Pepper Snapple Group, Inc. (Beverages)	297	11,152
DTE Energy Co. (Electric)	396	18,279
Duke Energy Corp. (Electric)	3,762	64,330
E*TRADE Financial Corp.* (Diversified Financial Services)	495	7,242
E.I. du Pont de Nemours & Co. (Chemicals)	1,188	48,316
Eastman Chemical Co. (Chemicals)	198	12,403
Eastman Kodak Co.* (Miscellaneous Manufacturing)	693	2,751
Eaton Corp. (Miscellaneous Manufacturing)	396	31,070
Edison International (Electric)	891	29,537
El Paso Corp. (Pipelines)	891	10,977
Electronic Arts, Inc.* (Software)	594	9,462
Eli Lilly & Co. (Pharmaceuticals)	1,386	49,342
Emerson Electric Co. (Electrical Components & Equipment)	1,287	63,758
Entergy Corp. (Electric)	495	38,367
EQT Corp. (Oil & Gas)	198	7,263
Equifax, Inc. (Commercial Services)	99	3,103
Equity Residential (REIT)	495	22,696
Exelon Corp. (Electric)	1,188	49,694
Expeditors International of Washington, Inc. (Transportation)	297	12,664
Exxon Mobil Corp. (Oil & Gas)	6,732	401,766
Family Dollar Stores, Inc. (Retail)	396	16,375
FedEx Corp. (Transportation)	891	73,552
Fidelity National Information Services, Inc. (Software)	891	25,545
Fifth Third Bancorp (Banks)	2,277	28,941
First Horizon National Corp.* (Banks)	594	6,813
FirstEnergy Corp. (Electric)	891	33,591
Fiserv, Inc.* (Software)	99	4,960
Fluor Corp. (Engineering & Construction)	495	23,904

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 93

Common Stocks (continued)
	Shares	Value

Ford Motor Co.* (Auto Manufacturers)	6,831	$87,232
Forest Laboratories, Inc.* (Pharmaceuticals)	297	8,242
Fortune Brands, Inc. (Household Products/Wares)	396	17,376
Franklin Resources, Inc. (Diversified Financial Services)	198	19,915
Frontier Communications Corp. (Telecommunications)	2,871	21,934
GameStop Corp.—Class A* (Retail)	99	1,985
Gannett Co., Inc. (Media)	396	5,219
General Dynamics Corp. (Aerospace/Defense)	495	30,319
General Electric Co. (Miscellaneous Manufacturing)	31,284	504,298
General Mills, Inc. (Food)	891	30,472
Genuine Parts Co. (Distribution/Wholesale)	396	16,961
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	1,386	18,822
Genzyme Corp.* (Biotechnology)	297	20,659
H & R Block, Inc. (Commercial Services)	594	9,314
Halliburton Co. (Oil & Gas Services)	1,287	38,456
Harley-Davidson, Inc. (Leisure Time)	198	5,392
Harris Corp. (Telecommunications)	99	4,408
Hartford Financial Services Group, Inc. (Insurance)	1,287	30,129
Health Care REIT, Inc. (REIT)	198	8,971
Heinz (H.J.) Co. (Food)	396	17,614
Hess Corp. (Oil & Gas)	792	42,443
Hewlett-Packard Co. (Computers)	2,079	95,717
Home Depot, Inc. (Retail)	4,851	138,302
Hormel Foods Corp. (Food)	198	8,498
Host Marriott Corp. (REIT)	1,881	26,974
Humana, Inc.* (Healthcare-Services)	495	23,275
Huntington Bancshares, Inc. (Banks)	2,079	12,599
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	297	12,919
Integrys Energy Group, Inc. (Electric)	198	9,375
Intel Corp. (Semiconductors)	9,108	187,625
International Game Technology (Entertainment)	297	4,526
International Paper Co. (Forest Products & Paper)	594	14,375
Interpublic Group of Cos., Inc.* (Advertising)	1,386	12,668
Iron Mountain, Inc. (Commercial Services)	198	4,687
J.C. Penney Co., Inc. (Retail)	693	17,069
J.P. Morgan Chase & Co. (Diversified Financial Services)	11,682	470,551
Jabil Circuit, Inc. (Electronics)	495	7,182
Jacobs Engineering Group, Inc.* (Engineering & Construction)	297	10,861
JDS Uniphase Corp.* (Telecommunications)	198	2,148
JM Smucker Co. (Food)	297	18,245
Johnson & Johnson (Healthcare-Products)	3,762	218,535
Johnson Controls, Inc. (Auto Parts & Equipment)	1,881	54,192
Kellogg Co. (Food)	297	14,865
KeyCorp (Banks)	2,574	21,776
Kimberly-Clark Corp. (Household Products/Wares)	495	31,739
Kimco Realty Corp. (REIT)	1,188	17,903
King Pharmaceuticals, Inc.* (Pharmaceuticals)	693	6,071
KLA -Tencor Corp. (Semiconductors)	198	6,271
Kraft Foods, Inc. (Food)	5,049	147,481
Kroger Co. (Food)	1,881	39,840
L-3 Communications Holdings, Inc. (Aerospace/Defense)	297	21,693
Legg Mason, Inc. (Diversified Financial Services)	297	8,580
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	396	8,253
Lennar Corp.—Class A (Home Builders)	396	5,849
Leucadia National Corp.* (Holding Companies-Diversified)	297	6,561
Lexmark International, Inc.—Class A* (Computers)	198	7,277
Limited, Inc. (Retail)	396	10,153
Lincoln National Corp. (Insurance)	792	20,624
Lockheed Martin Corp. (Aerospace/Defense)	891	66,959
Loews Corp. (Insurance)	990	36,778
Lorillard, Inc. (Agriculture)	198	15,096
Lowe’s Cos., Inc. (Retail)	4,158	86,237
LSI Logic Corp.* (Semiconductors)	990	3,990
M&T Bank Corp. (Banks)	198	17,293
Macy’s, Inc. (Retail)	1,188	22,156
Marathon Oil Corp. (Oil & Gas)	2,079	69,543
Marriott International, Inc.—Class A (Lodging)	198	6,714
Marsh & McLennan Cos., Inc. (Insurance)	1,584	37,256
Marshall & Ilsley Corp. (Banks)	1,485	10,440
Masco Corp. (Building Materials)	990	10,177
Mattel, Inc. (Toys/Games/Hobbies)	396	8,379
McCormick & Co., Inc. (Food)	198	7,787
McDonald’s Corp. (Retail)	1,485	103,549
McGraw-Hill Cos., Inc. (Media)	396	12,153
McKesson Corp. (Commercial Services)	792	49,753
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	297	15,783
MEMC Electronic Materials, Inc.* (Semiconductors)	594	5,679
Merck & Co., Inc. (Pharmaceuticals)	4,356	150,108
Meredith Corp. (Media)	99	3,143
MetLife, Inc. (Insurance)	2,376	99,935
MetroPCS Communications, Inc.* (Telecommunications)	693	6,202
Microchip Technology, Inc. (Semiconductors)	198	6,029
Micron Technology, Inc.* (Semiconductors)	1,287	9,369
Molex, Inc. (Electrical Components & Equipment)	396	7,805
Molson Coors Brewing Co.—Class B (Beverages)	396	17,824
Monster Worldwide, Inc.* (Internet)	99	1,358
Moody’s Corp. (Commercial Services)	198	4,663
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,059	109,552
Motorola, Inc.* (Telecommunications)	6,732	50,423
Murphy Oil Corp. (Oil & Gas)	198	10,840
Nabors Industries, Ltd.* (Oil & Gas)	297	5,468
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	396	7,710
National Semiconductor Corp. (Semiconductors)	297	4,099
Newell Rubbermaid, Inc. (Housewares)	792	12,276
News Corp.—Class A (Media)	3,564	46,510
NextEra Energy, Inc. (Electric)	1,188	62,132
Nicor, Inc. (Gas)	99	4,335
NIKE, Inc.—Class B (Apparel)	396	29,161
NiSource, Inc. (Electric)	792	13,068
Norfolk Southern Corp. (Transportation)	594	33,424
Northeast Utilities System (Electric)	495	13,781
Northern Trust Corp. (Banks)	198	9,304
Northrop Grumman Corp. (Aerospace/Defense)	792	46,443
Novell, Inc.* (Software)	990	5,980
Novellus Systems, Inc.* (Semiconductors)	99	2,644
NRG Energy, Inc.* (Electric)	198	4,491
Nucor Corp. (Iron/Steel)	297	11,625
NYSE Euronext (Diversified Financial Services)	198	5,736
Office Depot, Inc.* (Retail)	792	3,421
Omnicom Group, Inc. (Advertising)	297	11,066
ONEOK, Inc. (Gas)	297	13,819
Owens-Illinois, Inc.* (Packaging & Containers)	198	5,475
PACCAR, Inc. (Auto Manufacturers)	990	45,362
Pactiv Corp.* (Packaging & Containers)	99	3,012

See accompanying notes to the financial statements.

94 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (continued)
	Shares	Value

Pall Corp. (Miscellaneous Manufacturing)	99	$3,786
Parker Hannifin Corp. (Miscellaneous Manufacturing)	396	24,600
Patterson Cos., Inc. (Healthcare-Products)	99	2,641
Paychex, Inc. (Commercial Services)	396	10,292
People’s United Financial, Inc. (Banks)	1,089	15,072
Pepco Holdings, Inc. (Electric)	594	10,045
PerkinElmer, Inc. (Electronics)	297	5,780
Pfizer, Inc. (Pharmaceuticals)	23,661	354,915
PG&E Corp. (Electric)	1,089	48,352
Philip Morris International, Inc. (Commercial Services)	2,970	151,589
Pinnacle West Capital Corp. (Electric)	297	11,313
Pitney Bowes, Inc. (Office/Business Equipment)	594	14,500
Plum Creek Timber Co., Inc. (Forest Products & Paper)	198	7,104
PNC Financial Services Group (Banks)	1,485	88,194
PPG Industries, Inc. (Chemicals)	99	6,878
PPL Corp. (Electric)	1,287	35,122
Principal Financial Group, Inc. (Insurance)	297	7,606
Procter & Gamble Co. (Cosmetics/Personal Care)	5,049	308,797
Progress Energy, Inc. (Electric)	792	33,351
Progressive Corp. (Insurance)	1,881	36,943
Prudential Financial, Inc. (Insurance)	495	28,359
Public Service Enterprise Group, Inc. (Electric)	1,485	48,856
Public Storage, Inc. (REIT)	198	19,428
Pulte Group, Inc.* (Home Builders)	891	7,823
QEP Resources, Inc.* (Oil & Gas)	198	6,815
Quanta Services, Inc.* (Commercial Services)	594	12,759
Quest Diagnostics, Inc. (Healthcare-Services)	99	4,652
Qwest Communications International, Inc. (Telecommunications)	4,356	24,655
R.R. Donnelley & Sons Co. (Commercial Services)	594	10,021
RadioShack Corp. (Retail)	297	6,397
Raytheon Co. (Aerospace/Defense)	1,089	50,388
Regions Financial Corp. (Banks)	3,465	25,398
Republic Services, Inc. (Environmental Control)	495	15,771
Reynolds American, Inc. (Agriculture)	495	28,621
Robert Half International, Inc. (Commercial Services)	198	4,986
Rockwell Automation, Inc. (Machinery-Diversified)	198	10,722
Roper Industries, Inc. (Miscellaneous Manufacturing)	99	6,188
Ryder System, Inc. (Transportation)	99	4,323
Safeway, Inc. (Food)	1,089	22,368
SAIC, Inc.* (Commercial Services)	792	13,171
SanDisk Corp.* (Computers)	297	12,979
Sara Lee Corp. (Food)	1,881	27,820
SCANA Corp. (Electric)	297	11,378
Scripps Networks Interactive—Class A (Entertainment)	99	4,220
Sealed Air Corp. (Packaging & Containers)	396	8,565
Sears Holdings Corp.* (Retail)	99	7,029
Sempra Energy (Gas)	693	34,477
Sherwin-Williams Co. (Chemicals)	99	6,846
SLM Corp.* (Diversified Financial Services)	1,386	16,632
Smith International, Inc. (Oil & Gas Services)	693	28,746
Snap-on, Inc. (Hand/Machine Tools)	99	4,422
Southern Co. (Electric)	2,376	83,944
Southwest Airlines Co. (Airlines)	2,178	26,245
Spectra Energy Corp. (Pipelines)	1,881	39,106
Sprint Nextel Corp.* (Telecommunications)	8,712	39,814
Stanley Black & Decker, Inc. (Hand/Machine Tools)	99	5,744
Staples, Inc. (Retail)	792	16,101
State Street Corp. (Banks)	1,386	53,943
Sunoco, Inc. (Oil & Gas)	297	10,594
SunTrust Banks, Inc. (Banks)	1,386	35,967
SuperValu, Inc. (Food)	594	6,700
Symantec Corp.* (Internet)	693	8,988
Sysco Corp. (Food)	1,683	52,123
Target Corp. (Retail)	2,079	106,694
TECO Energy, Inc. (Electric)	594	9,706
Tellabs, Inc. (Telecommunications)	693	4,837
Tenet Healthcare Corp.* (Healthcare-Services)	1,188	5,465
Tesoro Petroleum Corp. (Oil & Gas)	396	5,112
Texas Instruments, Inc. (Semiconductors)	1,287	31,776
Textron, Inc. (Miscellaneous Manufacturing)	792	16,442
The AES Corp.* (Electric)	693	7,145
The Charles Schwab Corp. (Diversified Financial Services)	1,485	21,963
The Dow Chemical Co. (Chemicals)	3,366	91,993
The Gap, Inc. (Retail)	495	8,964
The Goldman Sachs Group, Inc. (Diversified Financial Services)	891	134,381
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	693	7,394
The Hershey Co. (Food)	198	9,306
The New York Times Co.—Class A* (Media)	297	2,596
The Travelers Cos., Inc. (Insurance)	1,386	69,924
The Williams Cos., Inc. (Pipelines)	1,683	32,667
Thermo Fisher Scientific, Inc.* (Electronics)	396	17,765
Time Warner Cable, Inc. (Media)	990	56,598
Time Warner, Inc. (Media)	3,267	102,780
Titanium Metals Corp.* (Mining)	198	4,384
Torchmark Corp. (Insurance)	198	10,508
Total System Services, Inc. (Software)	297	4,428
Tyson Foods, Inc.—Class A (Food)	891	15,601
U.S. Bancorp (Banks)	5,544	132,502
Union Pacific Corp. (Transportation)	594	44,354
United Parcel Service, Inc.—Class B (Transportation)	1,485	96,525
United States Steel Corp. (Iron/Steel)	396	17,555
UnitedHealth Group, Inc. (Healthcare-Services)	1,386	42,204
UnumProvident Corp. (Insurance)	891	20,333
V.F. Corp. (Apparel)	99	7,854
Valero Energy Corp. (Oil & Gas)	1,584	26,912
VeriSign, Inc.* (Internet)	297	8,361
Verizon Communications, Inc. (Telecommunications)	8,217	238,786
Vornado Realty Trust (REIT)	297	24,586
Vulcan Materials Co. (Building Materials)	297	13,436
Wal-Mart Stores, Inc. (Retail)	6,039	309,136
Walgreen Co. (Retail)	1,089	31,091
Walt Disney Co. (Media)	5,742	193,448
Waste Management, Inc. (Environmental Control)	1,386	47,055
WellPoint, Inc.* (Healthcare-Services)	1,188	60,255
Wells Fargo & Co. (Banks)	15,246	422,772
Weyerhaeuser Co. (Forest Products & Paper)	396	6,423
Whirlpool Corp. (Home Furnishings)	198	16,493
Windstream Corp. (Telecommunications)	792	9,029
Wisconsin Energy Corp. (Electric)	297	16,121
Xcel Energy, Inc. (Electric)	1,287	28,301
Xerox Corp. (Office/Business Equipment)	3,960	38,570
Yahoo!, Inc.* (Internet)	1,584	21,986
Zions Bancorp (Banks)	396	8,787

TOTAL COMMON STOCKS
(Cost $12,627,084)		$14,210,757

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 95

Repurchase Agreements (0.7%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $19,000 (Collateralized by $19,100 U.S. Treasury Notes, 1.38%, 5/15/12, market value $19,434)	$19,000	$19,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $32,000 (Collateralized by $31,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $33,541)	32,000	32,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $25,000 (Collateralized by $24,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $26,134)	25,000	25,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $6,000 (Collateralized by $6,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $6,165)	6,000	6,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $15,000 (Collateralized by $14,400 U.S. Treasury Notes, 4.50%, 9/30/11, market value $15,305)	15,000	15,000

TOTAL REPURCHASE AGREEMENTS
(Cost $97,000)		97,000

TOTAL INVESTMENT SECURITIES
(Cost $12,724,084)—100.4%		14,307,757
Net other assets (liabilities)—(0.4)%		(54,905)

NET ASSETS—100.0%		$14,252,852

*	Non-income producing security

Large-Cap Value ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$23,734	0.2%
Aerospace/Defense	303,498	2.1%
Agriculture	187,322	1.3%
Airlines	26,245	0.2%
Apparel	37,015	0.3%
Auto Manufacturers	132,594	0.9%
Auto Parts & Equipment	61,586	0.4%
Banks	1,460,119	10.2%
Beverages	55,044	0.4%
Biotechnology	90,839	0.6%
Building Materials	23,613	0.2%
Chemicals	187,271	1.3%
Commercial Services	274,338	1.9%
Computers	187,310	1.3%
Cosmetics/Personal Care	308,797	2.2%
Distribution/Wholesale	16,961	0.1%
Diversified Financial Services	1,184,700	8.3%
Electric	908,213	6.4%
Electrical Components & Equipment	71,563	0.5%
Electronics	44,552	0.3%
Engineering & Construction	34,765	0.2%
Entertainment	8,746	0.1%
Environmental Control	62,826	0.4%
Food	449,002	3.2%
Forest Products & Paper	27,902	0.2%
Gas	52,631	0.4%
Hand/Machine Tools	10,166	0.1%
Healthcare-Products	322,400	2.3%
Healthcare-Services	176,790	1.2%
Holding Companies-Diversified	6,561	NM
Home Builders	22,400	0.2%
Home Furnishings	16,493	0.1%
Household Products/Wares	72,608	0.5%
Housewares	12,276	0.1%
Insurance	812,200	5.7%
Internet	40,693	0.3%
Iron/Steel	35,278	0.2%
Leisure Time	46,592	0.3%
Lodging	6,714	NM
Machinery-Diversified	59,492	0.4%
Media	600,886	4.2%
Mining	37,559	0.3%
Miscellaneous Manufacturing	696,021	4.9%
Office/Business Equipment	53,070	0.4%
Oil & Gas	1,358,317	9.5%
Oil & Gas Services	67,202	0.5%
Packaging & Containers	31,716	0.2%
Pharmaceuticals	816,877	5.7%
Pipelines	82,750	0.6%
REIT	151,429	1.1%
Retail	1,094,954	7.7%
Semiconductors	302,611	2.1%
Software	93,236	0.7%
Telecommunications	653,868	4.6%
Textiles	7,859	0.1%
Toys/Games/Hobbies	8,379	0.1%
Transportation	292,174	2.0%
Other**	42,095	0.3%

Total	$14,252,852	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

96 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (99.6%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	649	$55,515
Abbott Laboratories (Pharmaceuticals)	1,475	72,393
Abercrombie & Fitch Co.—Class A (Retail)	118	4,359
Adobe Systems, Inc.* (Software)	944	27,112
Advanced Micro Devices, Inc.* (Semiconductors)	472	3,535
AFLAC, Inc. (Insurance)	295	14,511
Agilent Technologies, Inc.* (Electronics)	295	8,239
Air Products & Chemicals, Inc. (Chemicals)	177	12,847
Airgas, Inc. (Chemicals)	59	3,852
AK Steel Holding Corp. (Iron/Steel)	118	1,651
Akamai Technologies, Inc.* (Internet)	295	11,316
Allegheny Technologies, Inc. (Iron/Steel)	59	2,809
Allergan, Inc. (Pharmaceuticals)	531	32,423
Altera Corp. (Semiconductors)	531	14,719
Altria Group, Inc. (Agriculture)	1,121	24,841
Amazon.com, Inc.* (Internet)	590	69,555
American Express Co. (Diversified Financial Services)	2,124	94,815
American Tower Corp.* (Telecommunications)	708	32,738
Ameriprise Financial, Inc. (Diversified Financial Services)	236	10,004
Amgen, Inc.* (Biotechnology)	885	48,259
Amphenol Corp.—Class A (Electronics)	295	13,216
Anadarko Petroleum Corp. (Oil & Gas)	885	43,507
Analog Devices, Inc. (Semiconductors)	295	8,764
Apache Corp. (Oil & Gas)	590	56,392
Apartment Investment and Management Co.—Class A (REIT)	59	1,267
Apollo Group, Inc.—Class A* (Commercial Services)	177	8,165
Apple Computer, Inc.* (Computers)	1,652	424,977
Applied Materials, Inc. (Semiconductors)	767	9,051
AT&T, Inc. (Telecommunications)	5,310	137,741
Autodesk, Inc.* (Software)	413	12,200
Automatic Data Processing, Inc. (Software)	354	14,610
AutoZone, Inc.* (Retail)	59	12,483
Avalonbay Communities, Inc. (REIT)	59	6,200
Avon Products, Inc. (Cosmetics/Personal Care)	767	23,877
Baker Hughes, Inc. (Oil & Gas Services)	767	37,023
Ball Corp. (Packaging & Containers)	59	3,436
Bard (C.R.), Inc. (Healthcare-Products)	59	4,633
Baxter International, Inc. (Healthcare-Products)	531	23,242
Becton, Dickinson & Co. (Healthcare-Products)	177	12,178
Bed Bath & Beyond, Inc.* (Retail)	472	17,879
Berkshire Hathaway, Inc.—Class B* (Insurance)	1,652	129,054
Best Buy Co., Inc. (Retail)	590	20,449
Biogen Idec, Inc.* (Biotechnology)	472	26,375
BMC Software, Inc.* (Software)	295	10,496
Boeing Co. (Aerospace/Defense)	531	36,182
Boston Properties, Inc. (REIT)	59	4,832
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,357	33,816
Broadcom Corp.—Class A (Semiconductors)	767	27,635
Brown-Forman Corp. (Beverages)	59	3,729
C.H. Robinson Worldwide, Inc. (Transportation)	177	11,540
CA, Inc. (Software)	413	8,078
Cabot Oil & Gas Corp. (Oil & Gas)	59	1,798
Cameron International Corp.* (Oil & Gas Services)	413	16,351
Campbell Soup Co. (Food)	118	4,236
Carmax, Inc.* (Retail)	354	7,469
Caterpillar, Inc. (Machinery-Construction & Mining)	1,121	78,190
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	472	8,024
CBS Corp.—Class B (Media)	531	7,848
Celgene Corp.* (Biotechnology)	826	45,554
Cephalon, Inc.* (Pharmaceuticals)	59	3,348
Cerner Corp.* (Software)	118	9,139
CF Industries Holdings, Inc. (Chemicals)	118	9,580
CIGNA Corp. (Insurance)	472	14,519
Cisco Systems, Inc.* (Telecommunications)	10,325	238,198
Citrix Systems, Inc.* (Software)	295	16,231
Cliffs Natural Resources, Inc. (Iron/Steel)	236	13,351
Clorox Co. (Household Products/Wares)	118	7,656
CME Group, Inc. (Diversified Financial Services)	118	32,898
Coach, Inc. (Apparel)	531	19,631
Coca-Cola Co. (Beverages)	4,189	230,856
Coca-Cola Enterprises, Inc. (Beverages)	295	8,467
Cognizant Technology Solutions Corp.* (Computers)	531	28,971
Colgate-Palmolive Co. (Cosmetics/Personal Care)	885	69,897
Computer Sciences Corp. (Computers)	118	5,349
Compuware Corp.* (Software)	177	1,448
ConAgra Foods, Inc. (Food)	354	8,312
CONSOL Energy, Inc. (Coal)	354	13,268
Corning, Inc. (Telecommunications)	2,832	51,316
CSX Corp. (Transportation)	413	21,773
Cummins, Inc. (Machinery-Diversified)	177	14,091
Danaher Corp. (Miscellaneous Manufacturing)	944	36,259
Darden Restaurants, Inc. (Retail)	118	4,943
DaVita, Inc.* (Healthcare-Services)	177	10,146
Deere & Co. (Machinery-Diversified)	413	27,539
Denbury Resources, Inc.* (Oil & Gas)	708	11,215
DENTSPLY International, Inc. (Healthcare-Products)	118	3,542
Devon Energy Corp. (Oil & Gas)	295	18,435
DeVry, Inc. (Commercial Services)	59	3,174
Diamond Offshore Drilling, Inc. (Oil & Gas)	118	7,020
DIRECTV-Class A* (Media)	1,593	59,196
Discovery Communications, Inc.—Class A* (Media)	354	13,668
Dover Corp. (Miscellaneous Manufacturing)	177	8,491
Dr. Pepper Snapple Group, Inc. (Beverages)	177	6,646
Dun & Bradstreet Corp. (Software)	59	4,033
E.I. du Pont de Nemours & Co. (Chemicals)	885	35,993
eBay, Inc.* (Internet)	2,065	43,179
Ecolab, Inc. (Chemicals)	413	20,200
El Paso Corp. (Pipelines)	649	7,996
Electronic Arts, Inc.* (Software)	177	2,820
Eli Lilly & Co. (Pharmaceuticals)	944	33,606
EMC Corp.* (Computers)	3,717	73,559
Emerson Electric Co. (Electrical Components & Equipment)	531	26,306
EOG Resources, Inc. (Oil & Gas)	413	40,267
EQT Corp. (Oil & Gas)	118	4,328
Equifax, Inc. (Commercial Services)	59	1,849
Equity Residential (REIT)	177	8,115
Exelon Corp. (Electric)	413	17,276
Expedia, Inc. (Internet)	354	8,029
Expeditors International of Washington, Inc. (Transportation)	177	7,547
Express Scripts, Inc.* (Pharmaceuticals)	944	42,650
Exxon Mobil Corp. (Oil & Gas)	4,720	281,690
Fastenal Co. (Distribution/Wholesale)	236	11,583
Federated Investors, Inc.—Class B (Diversified Financial Services)	118	2,504
First Solar, Inc.* (Energy-Alternate Sources)	59	7,402
Fiserv, Inc.* (Software)	118	5,912
FLIR Systems, Inc.* (Electronics)	236	7,023
Flowserve Corp. (Machinery-Diversified)	59	5,850
FMC Corp. (Chemicals)	118	7,374
FMC Technologies, Inc.* (Oil & Gas Services)	177	11,201
Ford Motor Co.* (Auto Manufacturers)	1,888	24,110

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 97

Common Stocks (continued)
	Shares	Value

Forest Laboratories, Inc.* (Pharmaceuticals)	354	$9,824
Franklin Resources, Inc. (Diversified Financial Services)	118	11,868
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	826	59,092
GameStop Corp.—Class A* (Retail)	118	2,366
Gannett Co., Inc. (Media)	118	1,555
General Dynamics Corp. (Aerospace/Defense)	354	21,682
General Mills, Inc. (Food)	590	20,178
Genzyme Corp.* (Biotechnology)	236	16,416
Gilead Sciences, Inc.* (Pharmaceuticals)	1,593	53,079
Goodrich Corp. (Aerospace/Defense)	177	12,898
Google, Inc.—Class A* (Internet)	413	200,243
H & R Block, Inc. (Commercial Services)	177	2,775
Halliburton Co. (Oil & Gas Services)	767	22,918
Harley-Davidson, Inc. (Leisure Time)	236	6,426
Harman International Industries, Inc.* (Home Furnishings)	118	3,588
Harris Corp. (Telecommunications)	118	5,255
Hasbro, Inc. (Toys/Games/Hobbies)	236	9,947
HCP, Inc. (REIT)	531	18,835
Health Care REIT, Inc. (REIT)	59	2,673
Heinz (H.J.) Co. (Food)	236	10,497
Helmerich & Payne, Inc. (Oil & Gas)	177	7,174
Hewlett-Packard Co. (Computers)	2,891	133,102
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,357	58,161
Hospira, Inc.* (Pharmaceuticals)	295	15,370
Hudson City Bancorp, Inc. (Savings & Loans)	826	10,259
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	413	17,966
Intel Corp. (Semiconductors)	4,425	91,155
IntercontinentalExchange, Inc.* (Diversified Financial Services)	118	12,463
International Business Machines Corp. (Computers)	2,301	295,448
International Flavors & Fragrances, Inc. (Chemicals)	118	5,355
International Game Technology (Entertainment)	295	4,496
International Paper Co. (Forest Products & Paper)	354	8,567
Intuit, Inc.* (Software)	531	21,107
Intuitive Surgical, Inc.* (Healthcare-Products)	59	19,374
Invesco, Ltd. (Diversified Financial Services)	826	16,140
Iron Mountain, Inc. (Commercial Services)	177	4,190
ITT Industries, Inc. (Miscellaneous Manufacturing)	295	13,900
Janus Capital Group, Inc. (Diversified Financial Services)	295	3,092
JDS Uniphase Corp.* (Telecommunications)	236	2,561
Johnson & Johnson (Healthcare-Products)	2,596	150,802
Juniper Networks, Inc.* (Telecommunications)	944	26,224
Kellogg Co. (Food)	236	11,812
Kimberly-Clark Corp. (Household Products/Wares)	413	26,482
KLA -Tencor Corp. (Semiconductors)	118	3,737
Kohls Corp.* (Retail)	531	25,323
Laboratory Corp. of America Holdings* (Healthcare-Services)	177	12,917
Legg Mason, Inc. (Diversified Financial Services)	59	1,705
Leucadia National Corp.* (Holding Companies-Diversified)	118	2,607
Life Technologies Corp.* (Biotechnology)	295	12,682
Limited, Inc. (Retail)	177	4,538
Linear Technology Corp. (Semiconductors)	354	11,286
Lorillard, Inc. (Agriculture)	59	4,498
LSI Logic Corp.* (Semiconductors)	531	2,140
Marriott International, Inc.—Class A (Lodging)	295	10,003
Massey Energy Co. (Coal)	177	5,413
MasterCard, Inc.—Class A (Software)	118	24,785
Mattel, Inc. (Toys/Games/Hobbies)	354	7,491
McAfee, Inc.* (Internet)	236	7,812
McCormick & Co., Inc. (Food)	59	2,320
McDonald’s Corp. (Retail)	1,003	69,939
McGraw-Hill Cos., Inc. (Media)	236	7,243
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	118	6,271
MeadWestvaco Corp. (Forest Products & Paper)	295	7,068
Medco Health Solutions, Inc.* (Pharmaceuticals)	826	39,648
Medtronic, Inc. (Healthcare-Products)	1,947	71,981
Merck & Co., Inc. (Pharmaceuticals)	2,891	99,624
Microchip Technology, Inc. (Semiconductors)	177	5,390
Micron Technology, Inc.* (Semiconductors)	708	5,154
Microsoft Corp. (Software)	13,806	356,333
Monsanto Co. (Agriculture)	944	54,601
Monster Worldwide, Inc.* (Internet)	59	809
Moody’s Corp. (Commercial Services)	118	2,779
Murphy Oil Corp. (Oil & Gas)	177	9,691
Mylan Laboratories, Inc.* (Pharmaceuticals)	531	9,239
Nabors Industries, Ltd.* (Oil & Gas)	295	5,431
National Semiconductor Corp. (Semiconductors)	177	2,443
National Oilwell Varco, Inc. (Oil & Gas Services)	708	27,725
NetApp, Inc.* (Computers)	590	24,957
Newmont Mining Corp. (Mining)	885	49,471
News Corp.—Class A (Media)	1,829	23,868
NIKE, Inc.—Class B (Apparel)	354	26,069
Noble Energy, Inc. (Oil & Gas)	295	19,783
Nordstrom, Inc. (Retail)	295	10,030
Norfolk Southern Corp. (Transportation)	236	13,280
Northern Trust Corp. (Banks)	236	11,090
Novellus Systems, Inc.* (Semiconductors)	59	1,576
NRG Energy, Inc.* (Electric)	236	5,352
Nucor Corp. (Iron/Steel)	295	11,546
NVIDIA Corp.* (Semiconductors)	1,003	9,218
NYSE Euronext (Diversified Financial Services)	295	8,546
O’Reilly Automotive, Inc.* (Retail)	236	11,630
Occidental Petroleum Corp. (Oil & Gas)	1,475	114,947
Omnicom Group, Inc. (Advertising)	295	10,992
Oracle Corp. (Software)	7,080	167,371
Owens-Illinois, Inc.* (Packaging & Containers)	118	3,263
Pactiv Corp.* (Packaging & Containers)	118	3,590
Pall Corp. (Miscellaneous Manufacturing)	59	2,256
Patterson Cos., Inc. (Healthcare-Products)	59	1,574
Paychex, Inc. (Commercial Services)	295	7,667
Peabody Energy Corp. (Coal)	472	21,311
PepsiCo, Inc. (Beverages)	2,891	187,655
Philip Morris International, Inc. (Commercial Services)	1,475	75,284
Pioneer Natural Resources Co. (Oil & Gas)	177	10,252
Plum Creek Timber Co., Inc. (Forest Products & Paper)	118	4,234
Polo Ralph Lauren Corp. (Apparel)	59	4,662
PPG Industries, Inc. (Chemicals)	177	12,296
Praxair, Inc. (Chemicals)	531	46,101
Precision Castparts Corp. (Metal Fabricate/Hardware)	236	28,837
Priceline.com, Inc.* (Internet)	59	13,240
Principal Financial Group, Inc. (Insurance)	295	7,555
Procter & Gamble Co. (Cosmetics/Personal Care)	2,065	126,295
ProLogis (REIT)	826	8,970
Prudential Financial, Inc. (Insurance)	472	27,041
Public Storage, Inc. (REIT)	118	11,578
QEP Resources, Inc.* (Oil & Gas)	118	4,062
QLogic Corp.* (Semiconductors)	177	2,818
Qualcomm, Inc. (Telecommunications)	2,950	112,336
Quest Diagnostics, Inc. (Healthcare-Services)	118	5,545
Range Resources Corp. (Oil & Gas)	236	8,760

See accompanying notes to the financial statements.

98 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (continued)
	Shares	Value

Red Hat, Inc.* (Software)	295	$9,484
Republic Services, Inc. (Environmental Control)	236	7,519
Robert Half International, Inc. (Commercial Services)	118	2,971
Rockwell Automation, Inc. (Machinery-Diversified)	59	3,195
Rockwell Collins, Inc. (Aerospace/Defense)	236	13,490
Roper Industries, Inc. (Miscellaneous Manufacturing)	59	3,688
Ross Stores, Inc. (Retail)	177	9,321
Rowan Cos., Inc.* (Oil & Gas)	177	4,471
Salesforce.com, Inc.* (Software)	177	17,514
SanDisk Corp.* (Computers)	177	7,735
Schlumberger, Ltd. (Oil & Gas Services)	2,124	126,718
Scripps Networks Interactive—Class A (Entertainment)	59	2,515
Sherwin-Williams Co. (Chemicals)	59	4,080
Sigma-Aldrich Corp. (Chemicals)	177	9,930
Simon Property Group, Inc. (REIT)	531	47,376
Southwestern Energy Co.* (Oil & Gas)	590	21,506
St. Jude Medical, Inc.* (Healthcare-Products)	590	21,694
Stanley Black & Decker, Inc. (Hand/Machine Tools)	177	10,270
Staples, Inc. (Retail)	826	16,793
Starbucks Corp. (Retail)	1,298	32,255
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	295	14,293
Stericycle, Inc.* (Environmental Control)	118	7,434
Stryker Corp. (Healthcare-Products)	472	21,981
Symantec Corp.* (Internet)	944	12,244
T. Rowe Price Group, Inc. (Diversified Financial Services)	413	19,919
Tellabs, Inc. (Telecommunications)	236	1,647
Teradata Corp.* (Computers)	295	9,381
Teradyne, Inc.* (Semiconductors)	295	3,174
Texas Instruments, Inc. (Semiconductors)	1,416	34,961
The AES Corp.* (Electric)	708	7,299
The Charles Schwab Corp. (Diversified Financial Services)	826	12,217
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	177	11,018
The Gap, Inc. (Retail)	413	7,479
The Goldman Sachs Group, Inc. (Diversified Financial Services)	354	53,390
The Hershey Co. (Food)	118	5,546
Thermo Fisher Scientific, Inc.* (Electronics)	472	21,174
Tiffany & Co. (Retail)	177	7,446
TJX Cos., Inc. (Retail)	708	29,396
Total System Services, Inc. (Software)	118	1,759
Union Pacific Corp. (Transportation)	531	39,650
United Parcel Service, Inc.—Class B (Transportation)	826	53,690
United Technologies Corp. (Aerospace/Defense)	1,652	117,457
UnitedHealth Group, Inc. (Healthcare-Services)	1,121	34,134
Urban Outfitters, Inc.* (Retail)	236	7,590
V.F. Corp. (Apparel)	59	4,680
Varian Medical Systems, Inc.* (Healthcare-Products)	177	9,770
Ventas, Inc. (REIT)	236	11,970
VeriSign, Inc.* (Internet)	118	3,322
Viacom, Inc.—Class B (Media)	1,062	35,088
Visa, Inc.—Class A (Commercial Services)	767	56,259
Vornado Realty Trust (REIT)	59	4,884
W.W. Grainger, Inc. (Distribution/Wholesale)	59	6,609
Walgreen Co. (Retail)	1,062	30,320
Waters Corp.* (Electronics)	118	7,571
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	177	7,169
Western Digital Corp.* (Computers)	413	10,899
Western Union Co. (Commercial Services)	1,180	19,151
Weyerhaeuser Co. (Forest Products & Paper)	59	957
Whole Foods Market, Inc.* (Food)	295	11,201
Windstream Corp. (Telecommunications)	354	4,036
Wyndham Worldwide Corp. (Lodging)	295	7,531
Wynn Resorts, Ltd. (Lodging)	118	10,346
Xilinx, Inc. (Semiconductors)	472	13,178
XL Group PLC (Insurance)	590	10,461
Yahoo!, Inc.* (Internet)	1,121	15,559
YUM! Brands, Inc. (Retail)	826	34,114
Zimmer Holdings, Inc.* (Healthcare-Products)	354	18,758

TOTAL COMMON STOCKS (Cost $5,934,177)		8,534,451

Repurchase Agreements (0.9%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $15,000 (Collateralized by $15,100 U.S. Treasury Notes, 1.38%, 5/15/12, market value $15,364)	$15,000	$15,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $24,000 (Collateralized by $23,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $24,885)	24,000	24,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $19,000 (Collateralized by $18,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $19,600)	19,000	19,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $5,000 (Collateralized by $5,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $5,137)	5,000	5,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $12,000 (Collateralized by $11,600 U.S. Treasury Notes, 4.50%, 9/30/11, market value $12,329)	12,000	12,000

TOTAL REPURCHASE AGREEMENTS (Cost $75,000)		75,000

TOTAL INVESTMENT SECURITIES (Cost $6,009,177)—100.5%		8,609,451
Net other assets (liabilities)—(0.5)%		(45,809)

NET ASSETS—100.0%		$8,563,642

*	Non-income producing security

Large-Cap Growth ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$10,992	0.1%
Aerospace/Defense	201,709	2.4%
Agriculture	83,940	1.0%
Apparel	55,042	0.6%
Auto Manufacturers	24,110	0.3%
Banks	11,090	0.1%
Beverages	437,353	5.1%
Biotechnology	149,286	1.7%

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 99

		% of
	Value	Net Assets

Chemicals	$167,608	2.0%
Coal	39,992	0.5%
Commercial Services	184,264	2.2%
Computers	1,014,378	11.8%
Cosmetics/Personal Care	231,087	2.7%
Distribution/Wholesale	18,192	0.2%
Diversified Financial Services	279,561	3.3%
Electric	29,927	0.4%
Electrical Components & Equipment	26,306	0.3%
Electronics	57,223	0.7%
Energy-Alternate Sources	7,402	0.1%
Entertainment	7,011	0.1%
Environmental Control	14,953	0.2%
Food	74,102	0.9%
Forest Products & Paper	20,826	0.2%
Hand/Machine Tools	10,270	0.1%
Healthcare-Products	359,529	4.2%
Healthcare-Services	62,742	0.7%
Holding Companies-Diversified	2,607	NM
Home Furnishings	3,588	NM
Household Products/Wares	34,138	0.4%
Insurance	203,141	2.4%
Internet	385,308	4.5%
Iron/Steel	29,357	0.3%
Leisure Time	6,426	0.1%
Lodging	42,173	0.5%
Machinery-Construction & Mining	78,190	0.9%
Machinery-Diversified	50,675	0.6%
Media	148,466	1.7%
Metal Fabricate/Hardware	28,837	0.3%
Mining	108,563	1.3%
Miscellaneous Manufacturing	196,236	2.3%
Oil & Gas	670,729	7.8%
Oil & Gas Services	241,936	2.8%
Packaging & Containers	10,289	0.1%
Pharmaceuticals	458,460	5.4%
Pipelines	7,996	0.1%
REIT	126,700	1.5%
Real Estate	8,024	0.1%
Retail	366,122	4.3%
Savings & Loans	10,259	0.1%
Semiconductors	249,934	2.9%
Software	710,432	8.3%
Telecommunications	612,052	7.1%
Toys/Games/Hobbies	17,438	0.2%
Transportation	147,480	1.7%
Other**	29,191	0.4%

Total	$8,563,642	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

100 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (100.1%)
	Shares	Value

99 Cents Only Stores* (Retail)	1,508	$25,063
Aaron’s, Inc. (Commercial Services)	2,668	48,451
ACI Worldwide, Inc.* (Software)	580	11,252
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,392	58,645
Acxiom Corp.* (Software)	2,668	40,927
ADC Telecommunications, Inc.* (Telecommunications)	2,088	26,580
ADTRAN, Inc. (Telecommunications)	812	25,643
Advance Auto Parts, Inc. (Retail)	1,276	68,304
Aecom Technology Corp.* (Engineering & Construction)	3,828	92,408
Affymetrix, Inc.* (Biotechnology)	1,392	6,807
AGCO Corp.* (Machinery-Diversified)	3,016	104,836
AGL Resources, Inc. (Gas)	2,552	96,976
AirTran Holdings, Inc.* (Airlines)	4,524	21,806
Alaska Air Group, Inc.* (Airlines)	1,160	59,844
Albemarle Corp. (Chemicals)	1,044	45,539
Alberto-Culver Co. (Cosmetics/Personal Care)	1,972	57,720
Alexander & Baldwin, Inc. (Transportation)	1,276	42,810
Alexandria Real Estate Equities, Inc. (REIT)	812	57,287
Alliant Energy Corp. (Electric)	3,712	128,287
Alliant Techsystems, Inc.* (Aerospace/Defense)	464	31,162
AMB Property Corp. (REIT)	5,568	138,977
American Eagle Outfitters, Inc. (Retail)	2,088	25,703
American Financial Group, Inc. (Insurance)	2,436	71,789
American Greetings Corp.—Class A (Household Products/Wares)	696	14,261
AnnTaylor Stores Corp.* (Retail)	812	14,242
AOL, Inc.* (Internet)	1,624	33,974
Apollo Investment Corp. (Investment Companies)	4,292	43,349
AptarGroup, Inc. (Miscellaneous Manufacturing)	928	39,969
Aqua America, Inc. (Water)	2,900	56,521
Arch Coal, Inc. (Coal)	5,452	129,158
Arrow Electronics, Inc.* (Electronics)	3,944	97,772
Arthur J. Gallagher & Co. (Insurance)	2,204	56,026
Ashland, Inc. (Chemicals)	2,552	129,769
Associated Banc-Corp (Banks)	5,800	78,822
Astoria Financial Corp. (Savings & Loans)	2,668	35,324
Atmel Corp.* (Semiconductors)	9,280	48,534
Atmos Energy Corp. (Gas)	3,016	87,464
Avnet, Inc.* (Electronics)	4,988	125,448
BancorpSouth, Inc. (Banks)	2,436	35,712
Bank of Hawaii Corp. (Banks)	928	46,224
Barnes & Noble, Inc. (Retail)	1,276	16,550
Beckman Coulter, Inc. (Healthcare-Products)	928	42,530
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	232	20,602
BJ’s Wholesale Club, Inc.* (Retail)	1,740	79,257
Black Hills Corp. (Electric)	1,276	40,730
Bob Evans Farms, Inc. (Retail)	928	24,332
BorgWarner, Inc.* (Auto Parts & Equipment)	3,944	172,984
Boyd Gaming Corp.* (Lodging)	1,740	14,720
BRE Properties, Inc.—Class A (REIT)	1,160	48,140
Brinker International, Inc. (Retail)	3,364	52,882
Brown & Brown, Inc. (Insurance)	2,436	48,769
Burger King Holdings, Inc. (Retail)	1,856	32,072
Cabot Corp. (Chemicals)	2,088	61,596
Cadence Design Systems, Inc.* (Computers)	4,640	32,294
Camden Property Trust (REIT)	1,276	58,084
Career Education Corp.* (Commercial Services)	1,392	34,007
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	928	31,255
Carpenter Technology Corp. (Iron/Steel)	1,392	48,650
Cathay Bancorp, Inc. (Banks)	2,552	30,012
Charles River Laboratories International, Inc.* (Biotechnology)	1,160	36,053
Church & Dwight, Inc. (Household Products/Wares)	1,276	84,560
Ciena Corp.* (Telecommunications)	928	12,148
Cimarex Energy Co. (Oil & Gas)	1,508	103,856
Cincinnati Bell, Inc.* (Telecommunications)	2,204	6,524
City National Corp. (Banks)	1,392	78,885
Clean Harbors, Inc.* (Environmental Control)	696	43,959
Cleco Corp. (Electric)	1,972	56,301
Coldwater Creek, Inc.* (Retail)	1,856	7,276
Commerce Bancshares, Inc. (Banks)	1,508	59,038
Commercial Metals Co. (Metal Fabricate/Hardware)	3,828	55,085
Comstock Resources, Inc.* (Oil & Gas)	696	17,616
Con-way, Inc. (Transportation)	1,740	58,621
Convergys Corp.* (Commercial Services)	4,060	45,350
CoreLogic, Inc. (Commercial Services)	3,480	69,704
Corinthian Colleges, Inc.* (Commercial Services)	1,740	15,834
Corn Products International, Inc. (Food)	2,436	81,216
Corporate Office Properties Trust (REIT)	928	34,800
Corrections Corp. of America* (Commercial Services)	1,624	31,782
Cousins Properties, Inc. (REIT)	3,364	23,043
Crane Co. (Miscellaneous Manufacturing)	464	16,491
Cullen/Frost Bankers, Inc. (Banks)	1,972	108,874
Cytec Industries, Inc. (Chemicals)	1,624	81,070
Deluxe Corp. (Commercial Services)	1,624	33,422
Dick’s Sporting Goods, Inc.* (Retail)	1,044	27,468
Diebold, Inc. (Computers)	2,204	63,078
Digital River, Inc.* (Internet)	348	9,149
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,276	60,572
DPL, Inc. (Electric)	1,508	38,167
DST Systems, Inc. (Computers)	580	23,826
Duke-Weeks Realty Corp. (REIT)	8,004	95,728
Dynegy, Inc.* (Electric)	3,364	11,942
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,392	33,422
Energen Corp. (Gas)	812	36,085
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,276	78,499
Equity One, Inc. (REIT)	1,160	19,766
Essex Property Trust, Inc. (REIT)	580	60,964
Everest Re Group, Ltd. (Insurance)	1,972	153,067
Exterran Holdings, Inc.* (Oil & Gas Services)	2,088	55,687
Fair Isaac Corp. (Software)	1,508	35,966
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,508	13,693
Federal Realty Investment Trust (REIT)	1,044	81,630
Fidelity National Title Group, Inc.—Class A (Insurance)	7,656	113,079
First American Financial Corp. (Insurance)	1,508	22,243
First Niagara Financial Group, Inc. (Savings & Loans)	6,960	93,334
FirstMerit Corp. (Banks)	3,596	70,877
Flowers Foods, Inc. (Food)	1,508	36,539
Foot Locker, Inc. (Retail)	5,220	70,940
Forest Oil Corp.* (Oil & Gas)	1,972	56,379
Frontier Oil Corp. (Oil & Gas)	3,480	42,769
Fulton Financial Corp. (Banks)	6,612	60,235
GATX Corp. (Trucking & Leasing)	1,508	42,616
Gen-Probe, Inc.* (Healthcare-Products)	696	31,299
Graco, Inc. (Machinery-Diversified)	812	25,635
Granite Construction, Inc. (Engineering & Construction)	1,044	24,273
Great Plains Energy, Inc. (Electric)	4,524	81,161
Greenhill & Co., Inc. (Diversified Financial Services)	232	15,788
Hanesbrands, Inc.* (Apparel)	1,856	46,493

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 101

Common Stocks (continued)
	Shares	Value

Hanover Insurance Group, Inc. (Insurance)	1,392	$61,011
Harsco Corp. (Miscellaneous Manufacturing)	2,668	61,791
Harte-Hanks, Inc. (Advertising)	1,276	14,393
Hawaiian Electric Industries, Inc. (Electric)	3,016	71,027
HCC Insurance Holdings, Inc. (Insurance)	3,828	99,987
Health Management Associates, Inc.—Class A* (Healthcare-Services)	2,784	19,933
Health Net, Inc.* (Healthcare-Services)	3,248	76,490
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,392	13,071
Henry Schein, Inc.* (Healthcare-Products)	1,392	73,066
Herman Miller, Inc. (Office Furnishings)	1,856	31,923
Highwoods Properties, Inc. (REIT)	1,392	43,584
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,392	45,992
HNI Corp. (Office Furnishings)	696	17,985
Hologic, Inc.* (Healthcare-Products)	4,988	70,530
Hospitality Properties Trust (REIT)	4,060	83,027
Hubbell, Inc.—Class B (Electrical Components & Equipment)	580	27,370
IDACORP, Inc. (Electric)	1,508	53,112
IDEX Corp. (Machinery-Diversified)	1,160	37,317
Immucor, Inc.* (Healthcare-Products)	1,044	20,066
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	5,452	90,122
Integrated Device Technology, Inc.* (Semiconductors)	3,016	17,523
International Bancshares Corp. (Banks)	1,624	28,160
International Rectifier Corp.* (Semiconductors)	1,624	31,717
International Speedway Corp. (Entertainment)	928	24,035
Intersil Corp.—Class A (Semiconductors)	2,088	23,720
Intrepid Potash, Inc.* (Chemicals)	464	11,229
Jack Henry & Associates, Inc. (Computers)	1,160	29,464
Jefferies Group, Inc. (Diversified Financial Services)	2,320	57,281
JetBlue Airways Corp.* (Airlines)	6,960	44,753
John Wiley & Sons, Inc. (Media)	580	22,840
Kansas City Southern Industries, Inc.* (Transportation)	3,364	123,459
KB Home (Home Builders)	1,740	19,801
KBR, Inc. (Engineering & Construction)	5,336	119,420
Kennametal, Inc. (Hand/Machine Tools)	2,668	73,077
Kindred Healthcare, Inc.* (Healthcare-Services)	1,276	16,971
Korn/Ferry International* (Commercial Services)	1,508	21,187
Lam Research Corp.* (Semiconductors)	2,320	97,881
Lancaster Colony Corp. (Miscellaneous Manufacturing)	232	12,045
Landstar System, Inc. (Transportation)	928	37,621
Lennox International, Inc. (Building Materials)	928	40,526
Liberty Property Trust (REIT)	2,204	69,867
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,856	57,369
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	580	32,028
Louisiana-Pacific Corp.* (Forest Products & Paper)	4,176	30,401
M.D.C. Holdings, Inc. (Home Builders)	1,160	33,779
Mack-Cali Realty Corp. (REIT)	1,392	44,850
Manpower, Inc. (Commercial Services)	2,668	128,011
ManTech International Corp.—Class A* (Software)	232	9,199
Mariner Energy, Inc.* (Oil & Gas)	1,856	44,340
Martin Marietta Materials (Building Materials)	812	69,345
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	928	33,510
MDU Resources Group, Inc. (Electric)	6,264	123,714
Mentor Graphics Corp.* (Computers)	3,480	33,478
Mercury General Corp. (Insurance)	1,160	50,031
Mine Safety Appliances Co. (Environmental Control)	928	23,246
Minerals Technologies, Inc. (Chemicals)	580	30,259
Mohawk Industries, Inc.* (Textiles)	1,856	90,814
MSC Industrial Direct Co.—Class A (Retail)	696	35,071
National Fuel Gas Co. (Pipelines)	1,624	78,033
Nationwide Health Properties, Inc. (REIT)	1,624	60,770
Navigant Consulting Co.* (Commercial Services)	1,624	15,980
NCR Corp.* (Computers)	5,336	73,103
New York Community Bancorp (Savings & Loans)	14,616	252,272
NewAlliance Bancshares, Inc. (Savings & Loans)	3,480	42,352
NSTAR (Electric)	3,480	129,317
NV Energy, Inc. (Electric)	7,888	100,178
NVR, Inc.* (Home Builders)	116	72,674
OGE Energy Corp. (Electric)	3,248	128,751
Old Republic International Corp. (Insurance)	8,004	100,130
Olin Corp. (Chemicals)	2,552	51,806
OMEGA Healthcare Investors, Inc. (REIT)	1,276	28,046
Omnicare, Inc. (Pharmaceuticals)	3,944	97,141
Overseas Shipholding Group, Inc. (Transportation)	812	31,855
Owens & Minor, Inc. (Distribution/Wholesale)	2,088	56,773
Packaging Corp. of America (Packaging & Containers)	1,624	38,976
PacWest Bancorp (Banks)	580	12,139
Parametric Technology Corp.* (Software)	2,320	41,621
Patriot Coal Corp.* (Coal)	2,436	29,378
Patterson-UTI Energy, Inc. (Oil & Gas)	5,104	83,859
Pentair, Inc. (Miscellaneous Manufacturing)	3,248	111,082
PetSmart, Inc. (Retail)	1,160	36,018
Pharmaceutical Product Development, Inc. (Commercial Services)	2,320	56,283
Phillips-Van Heusen Corp. (Apparel)	580	30,096
Plantronics, Inc. (Telecommunications)	812	24,336
PNM Resources, Inc. (Electric)	2,900	34,307
Potlatch Corp. (Forest Products & Paper)	812	30,093
Pride International, Inc.* (Oil & Gas)	2,204	52,433
Prosperity Bancshares, Inc. (Banks)	696	23,580
Protective Life Corp. (Insurance)	2,784	62,612
Psychiatric Solutions, Inc.* (Healthcare-Services)	696	23,065
Quest Software, Inc.* (Software)	812	16,370
Questar Corp. (Pipelines)	3,016	49,613
Ralcorp Holdings, Inc.* (Food)	1,740	101,616
Raymond James Financial Corp. (Diversified Financial Services)	3,248	86,657
Rayonier, Inc. (Forest Products & Paper)	1,508	73,636
Realty Income Corp. (REIT)	1,624	52,114
Regal-Beloit Corp. (Hand/Machine Tools)	464	28,225
Regency Centers Corp. (REIT)	1,740	65,668
Regis Corp. (Retail)	1,856	28,267
Reinsurance Group of America, Inc. (Insurance)	2,436	116,879
Rent-A-Center, Inc.* (Commercial Services)	2,204	48,466
RF Micro Devices, Inc.* (Telecommunications)	4,060	16,930
Rock-Tenn Co.—Class A (Forest Products & Paper)	464	24,694
Rollins, Inc. (Commercial Services)	696	15,201
RPM, Inc. (Chemicals)	2,088	39,192
Ruddick Corp. (Food)	1,276	45,234
Saks, Inc.* (Retail)	5,336	43,809
Scholastic Corp. (Media)	812	20,568
Scientific Games Corp.—Class A* (Entertainment)	1,276	13,513
Senior Housing Properties Trust (REIT)	2,668	60,163
Sensient Technologies Corp. (Chemicals)	1,624	47,843
Service Corp. International (Commercial Services)	3,596	30,638
Shaw Group, Inc.* (Engineering & Construction)	2,784	89,199
See accompanying notes to the financial statements.

102 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (continued)
	Shares	Value

Silgan Holdings, Inc. (Packaging & Containers)	812	$23,077
Smithfield Foods, Inc.* (Food)	4,872	69,426
Sonoco Products Co. (Packaging & Containers)	3,364	110,003
Southern Union Co. (Gas)	1,856	41,890
SPX Corp. (Miscellaneous Manufacturing)	580	34,545
SRA International, Inc.—Class A* (Computers)	1,392	30,930
StanCorp Financial Group, Inc. (Insurance)	1,508	56,837
STERIS Corp. (Healthcare-Products)	928	29,501
SVB Financial Group* (Banks)	696	30,060
Synopsys, Inc.* (Computers)	2,204	48,135
Synovus Financial Corp. (Banks)	26,216	68,686
TCF Financial Corp. (Banks)	4,060	64,310
Tech Data Corp.* (Distribution/Wholesale)	1,624	64,245
Techne Corp. (Healthcare-Products)	464	27,098
Teleflex, Inc. (Miscellaneous Manufacturing)	1,276	72,311
Telephone & Data Systems, Inc. (Telecommunications)	3,016	102,936
Temple-Inland, Inc. (Forest Products & Paper)	1,508	30,250
Terex Corp.* (Machinery-Construction & Mining)	3,596	70,985
The Brink’s Co. (Miscellaneous Manufacturing)	1,508	33,025
The Macerich Co. (REIT)	1,276	52,890
The Ryland Group, Inc. (Home Builders)	1,392	22,717
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	812	39,179
The Timberland Co.—Class A* (Apparel)	1,392	24,527
Thor Industries, Inc. (Home Builders)	1,276	35,524
Tidewater, Inc. (Oil & Gas Services)	580	23,768
Timken Co. (Metal Fabricate/Hardware)	2,552	85,798
Toll Brothers, Inc.* (Home Builders)	4,640	80,550
Tootsie Roll Industries, Inc. (Food)	464	11,707
Towers Watson & Co.—Class A (Commercial Services)	1,392	61,958
Tractor Supply Co. (Retail)	348	24,189
Transatlantic Holdings, Inc. (Insurance)	1,276	61,006
Trimble Navigation, Ltd.* (Electronics)	1,624	46,073
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,552	51,984
Trustmark Corp. (Banks)	1,856	40,832
UDR, Inc. (REIT)	3,712	78,360
UGI Corp. (Gas)	3,596	96,948
Unit Corp.* (Oil & Gas)	1,276	52,188
United Rentals, Inc.* (Commercial Services)	1,392	18,347
Unitrin, Inc. (Insurance)	1,624	45,131
Universal Corp. (Agriculture)	812	36,012
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,392	50,070
URS Corp.* (Engineering & Construction)	2,668	107,760
Valeant Pharmaceuticals International* (Pharmaceuticals)	928	52,265
Valley National Bancorp (Banks)	5,336	77,425
Valspar Corp. (Chemicals)	3,248	102,020
VCA Antech, Inc.* (Pharmaceuticals)	1,044	21,757
Vectren Corp. (Gas)	2,668	66,086
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,364	113,232
Vishay Intertechnology, Inc.* (Electronics)	4,060	34,469
Vishay Precision Group, Inc.* (Electronics)	152	1,923
W.R. Berkley Corp. (Insurance)	4,292	115,927
Wabtec Corp. (Machinery-Diversified)	696	31,049
Washington Federal, Inc. (Savings & Loans)	3,712	64,589
Waste Connections, Inc.* (Environmental Control)	1,044	39,849
Webster Financial Corp. (Banks)	2,204	41,083
Weingarten Realty Investors (REIT)	3,480	73,672
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	11,252	49,059
Werner Enterprises, Inc. (Transportation)	1,392	32,058
Westamerica Bancorp (Banks)	580	31,181
Westar Energy, Inc. (Electric)	3,712	88,643
WGL Holdings, Inc. (Gas)	1,624	58,594
Wilmington Trust Corp. (Banks)	3,016	30,582
Woodward Governor Co. (Electronics)	580	17,539
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,972	28,259
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	696	19,098

TOTAL COMMON STOCKS (Cost $13,163,132)		15,416,228

Repurchase Agreements (0.2%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $5,000 (Collateralized by $5,100 U.S. Treasury Notes, 1.38%, 5/15/12, market value $5,189)	$5,000	$5,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $9,000 (Collateralized by $9,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $9,738)	9,000	9,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $7,000 (Collateralized by $7,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $7,622)	7,000	7,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,027)	1,000	1,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $6,000 (Collateralized by $5,800 U.S. Treasury Notes, 4.50%, 9/30/11, market value $6,165)	6,000	6,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,000)		28,000

TOTAL INVESTMENT SECURITIES (Cost $13,191,132)—100.3%		15,444,228
Net other assets (liabilities)—(0.3)%		(53,497)

NET ASSETS—100.0%		$15,390,731

*	Non-income producing security

Mid-Cap Value ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$14,393	0.1%
Aerospace/Defense	31,162	0.2%
Agriculture	36,012	0.2%
Airlines	126,403	0.8%
Apparel	101,116	0.7%
Auto Parts & Equipment	172,984	1.1%
Banks	1,016,717	6.6%
Biotechnology	176,694	1.2%
Building Materials	109,871	0.7%

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 103

		% of
	Value	Net Assets

Chemicals	$600,323	3.9%
Coal	158,536	1.0%
Commercial Services	674,621	4.4%
Computers	334,308	2.2%
Cosmetics/Personal Care	57,720	0.4%
Distribution/Wholesale	211,140	1.4%
Diversified Financial Services	159,726	1.0%
Electric	1,085,637	7.1%
Electrical Components & Equipment	105,869	0.7%
Electronics	323,224	2.1%
Engineering & Construction	433,060	2.8%
Entertainment	37,548	0.2%
Environmental Control	107,054	0.7%
Food	345,738	2.2%
Forest Products & Paper	189,074	1.2%
Gas	484,043	3.1%
Hand/Machine Tools	133,330	0.9%
Healthcare-Products	340,082	2.2%
Healthcare-Services	243,898	1.6%
Home Builders	265,045	1.7%
Household Products/Wares	138,000	0.9%
Insurance	1,234,524	8.0%
Internet	43,123	0.3%
Investment Companies	43,349	0.3%
Iron/Steel	48,650	0.3%
Lodging	14,720	0.1%
Machinery-Construction & Mining	70,985	0.5%
Machinery-Diversified	217,935	1.4%
Media	43,408	0.3%
Metal Fabricate/Hardware	169,142	1.1%
Miscellaneous Manufacturing	617,225	4.0%
Office Furnishings	49,908	0.3%
Oil & Gas	453,440	2.9%
Oil & Gas Services	92,526	0.6%
Packaging & Containers	172,056	1.1%
Pharmaceuticals	204,585	1.3%
Pipelines	127,646	0.8%
REIT	1,331,430	8.7%
Retail	611,443	4.0%
Retail-Restaurants	49,059	0.3%
Savings & Loans	487,871	3.2%
Semiconductors	233,068	1.5%
Software	155,335	1.0%
Telecommunications	215,097	1.4%
Textiles	90,814	0.6%
Transportation	326,424	2.1%
Trucking & Leasing	42,616	0.3%
Water	56,521	0.4%
Other**	(25,497)	(0.1)%

Total	$15,390,731	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

104 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (99.8%)
	Shares	Value

ACI Worldwide, Inc.* (Software)	296	$5,742
ADC Telecommunications, Inc.* (Telecommunications)	888	11,304
ADTRAN, Inc. (Telecommunications)	888	28,043
Advance Auto Parts, Inc. (Retail)	1,332	71,302
Advent Software, Inc.* (Software)	444	22,759
Aeropostale, Inc.* (Retail)	2,664	75,737
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,184	83,863
Affymetrix, Inc.* (Biotechnology)	740	3,619
Albemarle Corp. (Chemicals)	1,628	71,013
Alberto-Culver Co. (Cosmetics/Personal Care)	740	21,660
Alexandria Real Estate Equities, Inc. (REIT)	444	31,324
Alliance Data Systems Corp.* (Commercial Services)	1,480	85,070
Alliant Techsystems, Inc.* (Aerospace/Defense)	444	29,819
American Eagle Outfitters, Inc. (Retail)	4,144	51,013
American Greetings Corp.—Class A (Household Products/Wares)	444	9,098
AmeriCredit Corp.* (Diversified Financial Services)	2,812	67,797
Ametek, Inc. (Electrical Components & Equipment)	3,108	137,591
AnnTaylor Stores Corp.* (Retail)	888	15,576
ANSYS, Inc.* (Software)	2,664	119,747
AOL, Inc.* (Internet)	1,628	34,058
Apollo Investment Corp. (Investment Companies)	1,776	17,938
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,036	44,620
Aqua America, Inc. (Water)	1,332	25,961
Arthur J. Gallagher & Co. (Insurance)	1,036	26,335
Atmel Corp.* (Semiconductors)	5,328	27,865
Atwood Oceanics, Inc.* (Oil & Gas)	1,628	44,282
Bally Technologies, Inc.* (Entertainment)	1,480	47,804
Bank of Hawaii Corp. (Banks)	444	22,116
BE Aerospace, Inc.* (Aerospace/Defense)	2,960	87,024
Beckman Coulter, Inc. (Healthcare-Products)	1,184	54,263
Bill Barrett Corp.* (Oil & Gas)	1,036	36,654
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	296	26,285
BRE Properties, Inc.—Class A (REIT)	592	24,568
Broadridge Financial Solutions, Inc. (Software)	3,996	81,119
Brown & Brown, Inc. (Insurance)	1,184	23,704
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	2,368	147,337
Burger King Holdings, Inc. (Retail)	888	15,345
Cadence Design Systems, Inc.* (Computers)	3,700	25,752
Camden Property Trust (REIT)	740	33,685
Career Education Corp.* (Commercial Services)	592	14,463
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	888	29,908
Charles River Laboratories International, Inc.* (Biotechnology)	740	22,999
Cheesecake Factory, Inc.* (Retail)	1,776	41,629
Chico’s FAS, Inc. (Retail)	5,180	48,537
Chipotle Mexican Grill, Inc.—Class A* (Retail)	888	131,335
Church & Dwight, Inc. (Household Products/Wares)	888	58,848
Ciena Corp.* (Telecommunications)	1,776	23,248
Cimarex Energy Co. (Oil & Gas)	1,036	71,349
Cincinnati Bell, Inc.* (Telecommunications)	3,848	11,390
Collective Brands, Inc.* (Retail)	1,776	28,451
Commerce Bancshares, Inc. (Banks)	740	28,971
Commscope, Inc.* (Telecommunications)	2,664	54,186
Community Health Systems, Inc.* (Healthcare-Services)	2,664	86,393
Comstock Resources, Inc.* (Oil & Gas)	592	14,984
Copart, Inc.* (Retail)	1,924	70,111
Corinthian Colleges, Inc.* (Commercial Services)	1,036	9,428
Corporate Office Properties Trust (REIT)	888	33,300
Corrections Corp. of America* (Commercial Services)	1,776	34,756
Covance, Inc.* (Healthcare-Services)	1,776	68,838
Crane Co. (Miscellaneous Manufacturing)	888	31,559
Cree Research, Inc.* (Semiconductors)	3,108	220,171
Dick’s Sporting Goods, Inc.* (Retail)	1,628	42,833
Digital River, Inc.* (Internet)	740	19,455
Dollar Tree, Inc.* (Retail)	3,552	157,425
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,036	49,179
DPL, Inc. (Electric)	2,072	52,442
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	2,220	69,175
Dress Barn, Inc.* (Retail)	1,628	40,212
DST Systems, Inc. (Computers)	444	18,240
Eaton Vance Corp. (Diversified Financial Services)	3,404	101,984
Edwards Lifesciences Corp.* (Healthcare-Products)	3,256	188,197
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,072	49,749
Energen Corp. (Gas)	1,332	59,194
Energizer Holdings, Inc.* (Electrical Components & Equipment)	740	45,525
Equinix, Inc.* (Internet)	1,332	124,555
Essex Property Trust, Inc. (REIT)	296	31,113
F5 Networks, Inc.* (Internet)	2,220	194,983
FactSet Research Systems, Inc. (Computers)	1,184	88,800
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,220	20,158
Federal Realty Investment Trust (REIT)	740	57,861
First American Financial Corp. (Insurance)	1,628	24,013
Flowers Foods, Inc. (Food)	888	21,516
Forest Oil Corp.* (Oil & Gas)	1,480	42,313
Fossil, Inc.* (Household Products/Wares)	1,332	52,747
FTI Consulting, Inc.* (Commercial Services)	1,332	47,086
Gardner Denver, Inc. (Machinery-Diversified)	1,480	75,140
Gartner Group, Inc.* (Commercial Services)	1,776	44,702
Gen-Probe, Inc.* (Healthcare-Products)	740	33,278
Gentex Corp. (Electronics)	3,996	77,003
Global Payments, Inc. (Software)	2,368	89,345
Graco, Inc. (Machinery-Diversified)	888	28,034
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,960	91,138
Greenhill & Co., Inc. (Diversified Financial Services)	296	20,143
Greif, Inc.—Class A (Packaging & Containers)	888	52,951
GUESS?, Inc. (Apparel)	1,628	58,120
Hanesbrands, Inc.* (Apparel)	1,036	25,952
Hansen Natural Corp.* (Beverages)	2,072	86,796
Health Management Associates, Inc.—Class A* (Healthcare-Services)	4,736	33,910
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,332	12,507
Henry Schein, Inc.* (Healthcare-Products)	1,332	69,917
Hewitt Associates, Inc.* (Commercial Services)	2,368	116,269
Highwoods Properties, Inc. (REIT)	740	23,169
Hill-Rom Holdings, Inc. (Healthcare-Products)	444	14,670
HNI Corp. (Office Furnishings)	592	15,297
Hologic, Inc.* (Healthcare-Products)	3,108	43,947

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 105

Common Stocks (continued)
	Shares	Value

Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,036	$48,889
IDEX Corp. (Machinery-Diversified)	1,184	38,089
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,628	95,629
Immucor, Inc.* (Healthcare-Products)	1,036	19,912
Informatica Corp.* (Software)	2,664	80,266
Integrated Device Technology, Inc.* (Semiconductors)	2,072	12,038
International Rectifier Corp.* (Semiconductors)	592	11,562
Intersil Corp.—Class A (Semiconductors)	1,776	20,175
Intrepid Potash, Inc.* (Chemicals)	592	14,326
Itron, Inc.* (Electronics)	1,184	77,043
ITT Educational Services, Inc.* (Commercial Services)	740	59,748
J. Crew Group, Inc.* (Retail)	1,628	58,006
J.B. Hunt Transport Services, Inc. (Transportation)	2,516	89,293
Jack Henry & Associates, Inc. (Computers)	1,332	33,833
Jefferies Group, Inc. (Diversified Financial Services)	1,480	36,541
John Wiley & Sons, Inc. (Media)	592	23,313
Jones Lang LaSalle, Inc. (Real Estate)	1,184	91,713
Joy Global, Inc. (Machinery-Construction & Mining)	2,960	175,735
KB Home (Home Builders)	444	5,053
Kinetic Concepts, Inc.* (Healthcare-Products)	1,776	63,066
Kirby Corp.* (Transportation)	1,480	56,891
Lam Research Corp.* (Semiconductors)	1,480	62,441
Lamar Advertising Co.* (Advertising)	1,480	40,478
Lancaster Colony Corp. (Miscellaneous Manufacturing)	148	7,684
Landstar System, Inc. (Transportation)	444	18,000
Lender Processing Services, Inc. (Diversified Financial Services)	2,664	85,088
Lennox International, Inc. (Building Materials)	444	19,389
Liberty Property Trust (REIT)	1,332	42,224
Life Time Fitness, Inc.* (Leisure Time)	1,184	43,050
Lincare Holdings, Inc. (Healthcare-Services)	2,812	66,813
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	592	32,690
LKQ Corp.* (Distribution/Wholesale)	4,144	81,968
Lubrizol Corp. (Chemicals)	1,924	179,875
Mack-Cali Realty Corp. (REIT)	1,036	33,380
ManTech International Corp.—Class A* (Software)	296	11,736
Mariner Energy, Inc.* (Oil & Gas)	1,332	31,821
Martin Marietta Materials (Building Materials)	444	37,918
Masimo Corp. (Healthcare-Products)	1,480	34,158
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,628	41,270
Mednax, Inc.* (Healthcare-Services)	1,332	62,804
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	888	103,718
Micros Systems, Inc.* (Computers)	2,220	79,432
MSC Industrial Direct Co.—Class A (Retail)	592	29,831
MSCI, Inc.—Class A* (Software)	3,404	109,847
National Fuel Gas Co. (Pipelines)	888	42,668
National Instruments Corp. (Computers)	1,628	51,933
Nationwide Health Properties, Inc. (REIT)	1,924	71,996
NBTY, Inc.* (Pharmaceuticals)	1,776	95,709
Netflix, Inc.* (Internet)	1,184	121,419
NeuStar, Inc.* (Telecommunications)	2,072	48,133
Newfield Exploration Co.* (Oil & Gas)	3,848	205,714
NewMarket Corp. (Chemicals)	296	31,728
Nordson Corp. (Machinery-Diversified)	888	55,988
Oceaneering International, Inc.* (Oil & Gas Services)	1,480	73,230
OMEGA Healthcare Investors, Inc. (REIT)	1,480	32,530
Oshkosh Truck Corp.* (Auto Manufacturers)	2,516	86,500
Packaging Corp. of America (Packaging & Containers)	1,480	35,520
PacWest Bancorp (Banks)	296	6,195
Panera Bread Co.—Class A* (Retail)	888	69,450
Parametric Technology Corp.* (Software)	1,332	23,896
Perrigo Co. (Pharmaceuticals)	2,368	132,632
PetSmart, Inc. (Retail)	2,368	73,526
Pharmaceutical Product Development, Inc. (Commercial Services)	1,332	32,314
Phillips-Van Heusen Corp. (Apparel)	1,036	53,758
Plains Exploration & Production Co.* (Oil & Gas)	3,996	90,110
Plantronics, Inc. (Telecommunications)	592	17,742
Polycom, Inc.* (Telecommunications)	2,368	70,282
Potlatch Corp. (Forest Products & Paper)	296	10,970
Pride International, Inc.* (Oil & Gas)	3,108	73,939
Prosperity Bancshares, Inc. (Banks)	592	20,057
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,036	34,333
Quest Software, Inc.* (Software)	1,036	20,886
Questar Corp. (Pipelines)	2,220	36,519
Quicksilver Resources, Inc.* (Oil & Gas)	3,404	42,856
Rayonier, Inc. (Forest Products & Paper)	888	43,361
Realty Income Corp. (REIT)	1,480	47,493
Regal-Beloit Corp. (Hand/Machine Tools)	592	36,011
Regency Centers Corp. (REIT)	740	27,928
Reliance Steel & Aluminum Co. (Iron/Steel)	1,776	69,761
ResMed, Inc.* (Healthcare-Products)	2,220	145,832
RF Micro Devices, Inc.* (Telecommunications)	4,292	17,898
Rock-Tenn Co.—Class A (Forest Products & Paper)	592	31,506
Rollins, Inc. (Commercial Services)	592	12,929
Rovi Corp.* (Semiconductors)	2,960	131,720
RPM, Inc. (Chemicals)	1,776	33,335
Scientific Games Corp.—Class A* (Entertainment)	592	6,269
SEI Investments Co. (Software)	3,700	70,966
Semtech Corp.* (Semiconductors)	1,776	30,867
Senior Housing Properties Trust (REIT)	1,332	30,037
Service Corp. International (Commercial Services)	4,144	35,307
Silgan Holdings, Inc. (Packaging & Containers)	740	21,031
Silicon Laboratories, Inc.* (Semiconductors)	1,332	53,347
Skyworks Solutions, Inc.* (Semiconductors)	4,884	85,616
SL Green Realty Corp. (REIT)	2,220	133,733
Solera Holdings, Inc. (Software)	1,924	73,073
Sotheby’s (Commercial Services)	1,924	52,198
Southern Union Co. (Gas)	1,924	43,425
SPX Corp. (Miscellaneous Manufacturing)	888	52,889
Steel Dynamics, Inc. (Iron/Steel)	6,364	91,132
STERIS Corp. (Healthcare-Products)	740	23,525
Strayer Education, Inc. (Commercial Services)	296	70,862
Superior Energy Services, Inc.* (Oil & Gas Services)	2,220	50,594
SVB Financial Group* (Banks)	444	19,176
Syniverse Holdings, Inc.* (Telecommunications)	1,924	42,963
Synopsys, Inc.* (Computers)	2,368	51,717
Techne Corp. (Healthcare-Products)	592	34,573
Temple-Inland, Inc. (Forest Products & Paper)	1,776	35,627
The Corporate Executive Board Co. (Commercial Services)	888	25,015

See accompanying notes to the financial statements.

106 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (continued)
	Shares	Value

The Macerich Co. (REIT)	2,664	$110,423
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	444	21,423
The Warnaco Group, Inc.* (Apparel)	1,184	49,456
Thomas & Betts Corp.* (Electronics)	1,480	58,667
Thoratec Corp.* (Healthcare-Products)	1,628	59,878
Tibco Software, Inc.* (Internet)	4,884	66,227
Tidewater, Inc. (Oil & Gas Services)	888	36,390
Tootsie Roll Industries, Inc. (Food)	148	3,734
Tractor Supply Co. (Retail)	592	41,150
Transatlantic Holdings, Inc. (Insurance)	592	28,303
Trimble Navigation, Ltd.* (Electronics)	2,072	58,783
Tupperware Corp. (Household Products/Wares)	1,776	69,957
tw telecom, Inc.* (Telecommunications)	4,440	84,005
UDR, Inc. (REIT)	1,480	31,243
Under Armour, Inc.—Class A* (Retail)	1,036	38,912
United Rentals, Inc.* (Commercial Services)	444	5,852
United Therapeutics Corp.* (Pharmaceuticals)	1,332	65,121
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,480	53,236
Valeant Pharmaceuticals International* (Pharmaceuticals)	888	50,012
Valmont Industries, Inc. (Metal Fabricate/Hardware)	444	31,546
ValueClick, Inc.* (Internet)	2,368	25,930
VCA Antech, Inc.* (Pharmaceuticals)	1,480	30,843
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,812	94,652
Vishay Intertechnology, Inc.* (Electronics)	1,776	15,078
Vishay Precision Group, Inc.* (Electronics)	98	1,240
Wabtec Corp. (Machinery-Diversified)	740	33,011
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,516	59,956
Waste Connections, Inc.* (Environmental Control)	1,184	45,193
WellCare Health Plans, Inc.* (Healthcare-Services)	1,184	30,535
Westamerica Bancorp (Banks)	296	15,913
Williams Sonoma, Inc. (Retail)	3,108	83,015
WMS Industries, Inc.* (Leisure Time)	1,480	56,995
Woodward Governor Co. (Electronics)	1,036	31,329
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	888	24,367

TOTAL COMMON STOCKS (Cost $10,241,972)		12,908,049

Repurchase Agreements (0.3%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $8,000 (Collateralized by $8,100 U.S. Treasury Notes, 1.38%, 5/15/12, market value $8,242)	$8,000	$8,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $14,000 (Collateralized by $14,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $15,148)	14,000	14,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $11,000 (Collateralized by $11,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $11,978)	11,000	11,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $2,055)	2,000	2,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $8,000 (Collateralized by $7,700 U.S. Treasury Notes, 4.50%, 9/30/11, market value $8,184)	8,000	8,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES (Cost $10,284,972)—100.1%		12,951,049
Net other assets (liabilities)—(0.1)%		(14,538)

NET ASSETS—100.0%		$12,936,511

*	Non-income producing security

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$40,478	0.3%
Aerospace/Defense	116,843	0.9%
Apparel	187,286	1.4%
Auto Manufacturers	86,500	0.7%
Banks	112,428	0.9%
Beverages	177,934	1.4%
Biotechnology	147,555	1.1%
Building Materials	57,307	0.4%
Chemicals	330,277	2.6%
Commercial Services	645,999	5.0%
Computers	349,707	2.7%
Cosmetics/Personal Care	21,660	0.2%
Distribution/Wholesale	81,968	0.6%
Diversified Financial Services	455,372	3.5%
Electric	52,442	0.4%
Electrical Components & Equipment	335,723	2.6%
Electronics	319,143	2.5%
Entertainment	123,248	1.0%
Environmental Control	45,193	0.4%
Food	25,250	0.2%
Forest Products & Paper	121,464	0.9%
Gas	102,619	0.8%
Hand/Machine Tools	68,701	0.5%
Healthcare-Products	880,845	6.8%
Healthcare-Services	436,862	3.4%
Home Builders	5,053	NM
Household Products/Wares	212,073	1.6%
Insurance	102,355	0.8%
Internet	586,627	4.5%
Investment Companies	17,938	0.1%
Iron/Steel	160,893	1.2%
Leisure Time	100,045	0.8%
Machinery—Construction & Mining	323,072	2.5%
Machinery-Diversified	254,629	2.0%

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 107

		% of
	Value	Net Assets

Media	$23,313	0.2%
Metal Fabricate/Hardware	31,546	0.2%
Miscellaneous Manufacturing	215,839	1.7%
Office Furnishings	15,297	0.1%
Oil & Gas	654,022	5.1%
Oil & Gas Services	172,721	1.3%
Packaging & Containers	109,502	0.8%
Pharmaceuticals	465,336	3.6%
Pipelines	79,187	0.6%
REIT	796,007	6.2%
Real Estate	91,713	0.7%
Retail	1,183,396	9.2%
Semiconductors	675,960	5.2%
Software	709,382	5.5%
Telecommunications	409,194	3.2%
Transportation	164,184	1.3%
Water	25,961	0.2%
Other**	28,462	0.2%

Total	$12,936,511	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust.

See accompanying notes to the financial statements.

108 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (99.8%)
	Shares	Value

A.M. Castle & Co.* (Metal Fabricate/Hardware)	550	$8,124
AAR Corp.* (Aerospace/Defense)	1,320	22,176
ABM Industries, Inc. (Commercial Services)	1,595	34,611
Actel Corp.* (Semiconductors)	495	7,257
Actuant Corp.—Class A (Miscellaneous Manufacturing)	2,365	48,766
Administaff, Inc. (Commercial Services)	330	8,600
ADPT Corp.* (Telecommunications)	4,235	12,917
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	715	12,591
Agilysys, Inc.* (Computers)	660	5,234
Albany International Corp.—Class A (Machinery-Diversified)	935	17,157
ALLETE, Inc. (Electric)	1,045	37,683
Alliance One International, Inc.* (Agriculture)	3,135	11,819
American Physicians Capital, Inc. (Insurance)	275	11,261
American Public Education, Inc.* (Commercial Services)	330	14,738
American Science & Engineering, Inc. (Electronics)	110	8,710
American States Water Co. (Water)	330	11,642
American Vanguard Corp. (Chemicals)	715	6,113
AMERIGROUP Corp.* (Healthcare-Services)	1,815	64,904
Amerisafe, Inc.* (Insurance)	660	11,854
AMN Healthcare Services, Inc.* (Commercial Services)	1,100	6,622
AmSurg Corp.* (Healthcare-Services)	495	9,068
Analogic Corp. (Electronics)	220	10,003
Anixter International, Inc.* (Telecommunications)	440	21,261
Apogee Enterprises, Inc. (Building Materials)	935	10,528
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,265	35,420
Applied Signal Technology, Inc. (Telecommunications)	220	4,567
Arch Chemicals, Inc. (Chemicals)	880	30,158
Arctic Cat, Inc.* (Leisure Time)	385	3,831
Arkansas Best Corp. (Transportation)	880	19,862
ArQule, Inc.* (Biotechnology)	495	2,114
Arris Group, Inc.* (Telecommunications)	2,200	20,504
Astec Industries, Inc.* (Machinery-Construction & Mining)	660	20,691
ATC Technology Corp.* (Auto Parts & Equipment)	330	7,913
ATMI, Inc.* (Semiconductors)	440	6,530
Audiovox Corp.—Class A* (Telecommunications)	605	4,507
Avid Technology, Inc.* (Software)	990	12,801
Avista Corp. (Electric)	1,925	40,271
Badger Meter, Inc. (Electronics)	220	8,615
Bank Mutual Corp. (Banks)	1,595	9,379
Bank of the Ozarks, Inc. (Banks)	165	6,179
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,485	27,294
Basic Energy Services, Inc.* (Oil & Gas Services)	770	7,215
Bel Fuse, Inc.—Class B (Electronics)	385	9,078
Belden, Inc. (Electrical Components & Equipment)	825	19,709
Benchmark Electronics, Inc.* (Electronics)	2,200	36,740
BioMed Realty Trust, Inc. (REIT)	2,145	38,696
Black Box Corp. (Telecommunications)	605	18,416
Blyth, Inc. (Household Products/Wares)	165	6,526
Boston Private Financial Holdings, Inc. (Banks)	2,420	15,996
Bowne & Co., Inc. (Commercial Services)	1,375	15,551
Brady Corp.—Class A (Electronics)	880	24,473
Briggs & Stratton Corp. (Machinery-Diversified)	1,760	33,387
Brightpoint, Inc.* (Distribution/Wholesale)	2,475	19,602
Bristow Group, Inc.* (Transportation)	1,265	42,289
Brookline Bancorp, Inc. (Savings & Loans)	1,210	11,713
Brooks Automation, Inc.* (Semiconductors)	1,210	9,232
Brown Shoe Co., Inc. (Retail)	1,485	21,711
Brunswick Corp. (Leisure Time)	3,080	52,114
Brush Engineered Materials, Inc.* (Mining)	330	7,871
Buckeye Technologies, Inc.* (Forest Products & Paper)	660	7,491
Cabela’s, Inc.* (Retail)	1,375	21,436
Cabot Microelectronics Corp.* (Chemicals)	440	14,384
CACI International, Inc.—Class A* (Computers)	1,045	49,136
Calgon Carbon Corp.* (Environmental Control)	770	10,195
Callaway Golf Co. (Leisure Time)	2,255	15,221
Cambrex Corp.* (Biotechnology)	990	3,515
Carter’s, Inc.* (Apparel)	825	19,998
Cascade Corp. (Machinery-Diversified)	275	10,497
Casey’s General Stores, Inc. (Retail)	1,760	67,320
CDI Corp. (Commercial Services)	440	7,392
Cedar Shopping Centers, Inc. (REIT)	1,925	11,935
Centene Corp.* (Healthcare-Services)	1,705	36,334
Central Garden & Pet Co.—Class A* (Household Products/Wares)	2,255	22,798
Central Vermont Public Service Corp. (Electric)	385	8,177
Century Aluminum Co.* (Mining)	1,980	20,651
Ceradyne, Inc.* (Miscellaneous Manufacturing)	880	20,460
CH Energy Group, Inc. (Electric)	550	22,990
Checkpoint Systems, Inc.* (Electronics)	1,375	27,459
Chemed Corp. (Commercial Services)	275	14,553
Christopher & Banks Corp. (Retail)	1,210	8,942
Ciber, Inc.* (Computers)	2,420	8,059
CIRCOR International, Inc. (Metal Fabricate/Hardware)	330	10,322
City Holding Co. (Banks)	330	9,719
Clarcor, Inc. (Miscellaneous Manufacturing)	935	35,081
Clearwater Paper Corp.* (Forest Products & Paper)	385	23,728
Cogent, Inc.* (Electronics)	1,100	9,889
Cognex Corp. (Machinery-Diversified)	605	11,283
Cohu, Inc. (Semiconductors)	825	12,936
Colonial Properties Trust (REIT)	2,420	39,010
Columbia Banking System, Inc. (Banks)	1,375	25,135
Comfort Systems USA, Inc. (Building Materials)	1,320	15,061
Community Bank System, Inc. (Banks)	1,155	28,586
Comtech Telecommunications Corp.* (Telecommunications)	990	21,354
CONMED Corp.* (Healthcare-Products)	990	19,038
Consolidated Graphics, Inc.* (Commercial Services)	165	7,090
Cross Country Healthcare, Inc.* (Commercial Services)	1,045	9,280
CryoLife, Inc.* (Biotechnology)	550	2,948
CTS Corp. (Electronics)	1,155	10,799
Cubic Corp. (Electronics)	220	8,914
Curtiss-Wright Corp. (Aerospace/Defense)	825	24,989
Daktronics, Inc. (Electronics)	440	3,749
Delphi Financial Group, Inc.—Class A (Insurance)	770	19,981
Deltic Timber Corp. (Forest Products & Paper)	220	10,072
DG Fastchannel, Inc.* (Media)	275	10,486
Diamond Foods, Inc. (Food)	385	17,148
Digi International, Inc.* (Software)	825	6,856
Dime Community Bancshares, Inc. (Savings & Loans)	550	7,205
DineEquity, Inc.* (Retail)	165	6,016
Drew Industries, Inc.* (Building Materials)	660	13,946
DSP Group, Inc.* (Semiconductors)	440	3,071
Dycom Industries, Inc.* (Engineering & Construction)	1,320	11,946
E.W. Scripps Co.* (Media)	1,045	8,214
Eagle Materials, Inc.—Class A (Building Materials)	880	21,525
East West Bancorp, Inc. (Banks)	5,170	80,600
EastGroup Properties, Inc. (REIT)	385	13,964
El Paso Electric Co.* (Electric)	770	16,555
Electro Scientific Industries, Inc.* (Electronics)	935	10,734
EMCOR Group, Inc.* (Engineering & Construction)	2,310	60,083
Emergent Biosolutions, Inc.* (Biotechnology)	330	6,128
Employers Holdings, Inc. (Insurance)	1,485	23,077

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 109

Common Stocks (continued)
	Shares	Value

EMS Technologies, Inc.* (Telecommunications)	495	$8,237
Encore Wire Corp. (Electrical Components & Equipment)	660	14,045
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	715	21,414
Entertainment Properties Trust (REIT)	770	32,140
EPIQ Systems, Inc. (Software)	330	4,297
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	385	11,477
Esterline Technologies Corp.* (Aerospace/Defense)	1,045	53,640
Ethan Allen Interiors, Inc. (Home Furnishings)	880	13,499
Exar Corp.* (Semiconductors)	770	5,382
Extra Space Storage, Inc. (REIT)	1,870	29,004
EZCORP, Inc.—Class A* (Retail)	715	14,229
Federal Signal Corp. (Miscellaneous Manufacturing)	2,090	12,456
FEI Co.* (Electronics)	440	8,606
First BanCorp* (Banks)	2,640	1,492
First Commonwealth Financial Corp. (Banks)	2,695	14,283
First Financial Bancorp (Banks)	935	14,866
First Financial Bankshares, Inc. (Banks)	330	16,177
First Midwest Bancorp, Inc. (Banks)	2,585	32,519
Franklin Street Properties Corp. (REIT)	2,365	28,877
Fred’s, Inc. (Retail)	1,375	14,905
Fuller (H.B.) Co. (Chemicals)	1,100	22,484
G & K Services, Inc. (Textiles)	605	14,078
General Communication, Inc.—Class A* (Telecommunications)	1,540	13,059
Genesco, Inc.* (Retail)	385	10,507
Gentiva Health Services, Inc.* (Healthcare-Services)	1,045	21,558
Gerber Scientific, Inc.* (Machinery-Diversified)	880	5,051
Gibraltar Industries, Inc.* (Iron/Steel)	1,045	11,276
Glacier Bancorp, Inc. (Banks)	2,530	40,429
Greatbatch, Inc.* (Electrical Components & Equipment)	275	6,210
Griffon Corp.* (Miscellaneous Manufacturing)	1,540	20,882
Group 1 Automotive, Inc.* (Retail)	825	22,869
Haemonetics Corp.* (Healthcare-Products)	330	18,232
Hancock Holding Co. (Banks)	440	13,424
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	1,100	18,865
Hanmi Financial Corp.* (Banks)	3,465	4,886
Harmonic, Inc.* (Telecommunications)	3,410	23,768
Haverty Furniture Cos., Inc. (Retail)	660	7,999
Headwaters, Inc.* (Energy-Alternate Sources)	2,090	7,231
Healthcare Realty Trust, Inc. (REIT)	1,265	29,690
Healthcare Services Group, Inc. (Commercial Services)	605	13,516
HealthSpring, Inc.* (Healthcare-Services)	1,705	32,054
Heartland Express, Inc. (Transportation)	880	14,098
Heartland Payment Systems, Inc. (Commercial Services)	1,320	20,830
Helen of Troy, Ltd.* (Household Products/Wares)	1,045	25,038
Hillenbrand, Inc. (Commercial Services)	1,155	25,514
Holly Corp. (Oil & Gas)	715	19,112
Home Bancshares, Inc. (Banks)	440	10,573
Home Properties, Inc. (REIT)	550	27,318
Horace Mann Educators Corp. (Insurance)	1,375	23,127
Hot Topic, Inc. (Retail)	1,540	8,147
Hub Group, Inc.—Class A* (Transportation)	715	22,987
Hutchinson Technology, Inc.* (Computers)	770	2,926
ICU Medical, Inc.* (Healthcare-Products)	165	6,140
Independent Bank Corp./MA (Banks)	715	17,024
Infinity Property & Casualty Corp. (Insurance)	440	21,138
InfoSpace, Inc.* (Internet)	1,210	9,474
Inland Real Estate Corp. (REIT)	2,475	20,542
Insight Enterprises, Inc.* (Retail)	1,595	23,239
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,375	31,487
Integral Systems, Inc.* (Computers)	275	2,079
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	1,375	22,756
Interface, Inc.—Class A (Office Furnishings)	1,980	24,611
Intermec, Inc.* (Machinery-Diversified)	1,705	17,902
Invacare Corp. (Healthcare-Products)	1,100	26,213
inVentiv Health, Inc.* (Advertising)	605	15,694
Investment Technology Group, Inc.* (Diversified Financial Services)	550	8,641
ION Geophysical Corp.* (Oil & Gas Services)	1,705	7,485
J & J Snack Foods Corp. (Food)	220	9,176
Jack in the Box, Inc.* (Retail)	1,925	39,713
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	935	14,754
Jo-Ann Stores, Inc.* (Retail)	275	11,520
John Bean Technologies Corp. (Miscellaneous Manufacturing)	330	5,184
K-Swiss, Inc.—Class A* (Apparel)	935	11,173
Kaman Corp. (Aerospace/Defense)	880	20,099
Kaydon Corp. (Metal Fabricate/Hardware)	440	16,716
Keithley Instruments, Inc. (Electronics)	220	2,374
Kelly Services, Inc.—Class A* (Commercial Services)	935	13,838
Kendle International, Inc.* (Commercial Services)	495	6,093
Kid Brands, Inc.* (Household Products/Wares)	385	3,203
Kilroy Realty Corp. (REIT)	990	33,244
Kite Realty Group Trust (REIT)	2,200	10,208
Knight Transportation, Inc. (Transportation)	825	17,259
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,265	8,501
La-Z-Boy, Inc.* (Home Furnishings)	935	8,004
LaBranche & Co., Inc.* (Diversified Financial Services)	1,485	5,628
Laclede Group, Inc. (Gas)	770	26,904
Lance, Inc. (Food)	495	10,459
Landauer, Inc. (Commercial Services)	110	6,905
Landry’s Restaurants, Inc.* (Retail)	275	6,735
LaSalle Hotel Properties (REIT)	880	20,874
Lawson Products, Inc. (Metal Fabricate/Hardware)	110	1,959
LCA-Vision, Inc.* (Healthcare-Products)	605	3,140
Lexington Realty Trust (REIT)	3,905	25,109
Lindsay Manufacturing Co. (Machinery-Diversified)	165	5,739
Lithia Motors, Inc.—Class A (Retail)	715	6,292
Littelfuse, Inc.* (Electrical Components & Equipment)	220	7,834
Live Nation, Inc.* (Commercial Services)	5,005	46,196
Liz Claiborne, Inc.* (Apparel)	3,300	15,642
LoJack Corp.* (Electronics)	605	2,136
LSB Industries, Inc.* (Miscellaneous Manufacturing)	330	4,782
LTC Properties, Inc. (REIT)	385	9,490
Lydall, Inc.* (Miscellaneous Manufacturing)	550	3,933
M/I Schottenstein Homes, Inc.* (Home Builders)	605	6,383
Magellan Health Services, Inc.* (Healthcare-Services)	1,155	48,614
Maidenform Brands, Inc.* (Apparel)	275	6,828
Mannatech, Inc.* (Pharmaceuticals)	550	1,496
Marcus Corp. (Lodging)	715	8,723
MarineMax, Inc.* (Retail)	770	5,852
Martek Biosciences Corp.* (Biotechnology)	1,155	23,897
Matrix Service Co.* (Oil & Gas Services)	880	8,527
MedCath Corp.* (Healthcare-Services)	605	5,360
Meridian Bioscience, Inc. (Healthcare-Products)	605	11,622
Merit Medical Systems, Inc.* (Healthcare-Products)	385	6,514
Meritage Homes Corp.* (Home Builders)	1,100	19,338
Methode Electronics, Inc. (Electronics)	825	8,811
Micrel, Inc. (Semiconductors)	715	6,950
Microsemi Corp.* (Semiconductors)	1,705	27,212
Mid-America Apartment Communities, Inc. (REIT)	495	27,958
Midas, Inc.* (Commercial Services)	275	2,420
MKS Instruments, Inc.* (Semiconductors)	1,760	37,770
Mobile Mini, Inc.* (Storage/Warehousing)	385	6,599
Molina Healthcare, Inc.* (Healthcare-Services)	440	13,116

See accompanying notes to the financial statements.

110 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (continued)
	Shares	Value

Monarch Casino & Resort, Inc.* (Lodging)	385	$4,100
Moog, Inc.—Class A* (Aerospace/Defense)	1,595	57,117
Movado Group, Inc.* (Retail)	605	6,873
MTS Systems Corp. (Computers)	330	9,547
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,320	32,630
Multimedia Games, Inc.* (Leisure Time)	385	1,617
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	165	8,689
Myers Industries, Inc. (Miscellaneous Manufacturing)	990	7,831
Nara Bancorp, Inc.* (Banks)	1,155	8,281
Nash Finch Co. (Food)	440	17,301
National Financial Partners* (Diversified Financial Services)	1,485	15,934
National Penn Bancshares, Inc. (Banks)	4,400	29,304
National Retail Properties, Inc. (REIT)	1,375	31,790
NBT Bancorp, Inc. (Banks)	715	15,787
NCI Building Systems, Inc.* (Building Materials)	605	5,729
NCI, Inc.—Class A* (Computers)	110	2,592
Neenah Paper, Inc. (Forest Products & Paper)	495	8,880
Network Equipment Technologies, Inc.* (Telecommunications)	550	1,716
New Jersey Resources Corp. (Gas)	1,430	53,382
Newport Corp.* (Electronics)	770	9,802
Northwest Natural Gas Co. (Gas)	550	26,075
NorthWestern Corp. (Electric)	880	24,816
O’Charley’s, Inc.* (Retail)	660	4,600
OfficeMax, Inc.* (Retail)	1,925	27,508
Old Dominion Freight Line, Inc.* (Transportation)	440	17,349
Old National Bancorp (Banks)	3,025	31,823
Olympic Steel, Inc. (Iron/Steel)	275	6,993
OM Group, Inc.* (Chemicals)	1,045	28,215
Omnicell, Inc.* (Software)	385	4,743
On Assignment, Inc.* (Commercial Services)	605	2,922
Orbital Sciences Corp.* (Aerospace/Defense)	1,155	16,909
OSI Systems, Inc.* (Electronics)	275	7,642
Osteotech, Inc.* (Healthcare-Products)	605	2,293
Oxford Industries, Inc. (Apparel)	220	4,928
Palomar Medical Technologies, Inc.* (Healthcare-Products)	605	6,752
Papa John’s International, Inc.* (Retail)	275	6,966
PAREXEL International Corp.* (Commercial Services)	715	14,679
Park Electrochemical Corp. (Electronics)	385	10,564
Parkway Properties, Inc. (REIT)	715	11,948
PC-Tel, Inc.* (Internet)	660	4,178
Penford Corp.* (Chemicals)	385	2,133
Penn Virginia Corp. (Oil & Gas)	1,595	30,305
Pennsylvania REIT (REIT)	1,705	20,954
Perry Ellis International, Inc.* (Apparel)	330	7,389
Petroleum Development* (Oil & Gas)	660	19,232
PetroQuest Energy, Inc.* (Oil & Gas)	880	5,843
PharMerica Corp.* (Pharmaceuticals)	1,045	13,648
Phoenix Technologies, Ltd.* (Software)	550	1,700
Piedmont Natural Gas Co., Inc. (Gas)	2,475	65,884
Pinnacle Entertainment, Inc.* (Entertainment)	1,320	14,322
Pinnacle Financial Partners, Inc.* (Banks)	1,155	11,654
Pioneer Drilling Co.* (Oil & Gas)	1,870	12,379
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	385	12,008
Plexus Corp.* (Electronics)	550	16,060
PolyOne Corp.* (Chemicals)	1,650	17,011
Pool Corp. (Distribution/Wholesale)	1,705	37,732
Post Properties, Inc. (REIT)	1,705	43,443
Powell Industries, Inc.* (Electrical Components & Equipment)	55	1,807
Pre-Paid Legal Services, Inc.* (Commercial Services)	55	2,698
Presidential Life Corp. (Insurance)	715	7,014
PrivateBancorp, Inc. (Banks)	2,035	25,173
ProAssurance Corp.* (Insurance)	1,100	65,461
Progress Software Corp.* (Software)	715	21,378
PS Business Parks, Inc. (REIT)	220	12,775
PSS World Medical, Inc.* (Healthcare-Products)	935	17,597
Quaker Chemical Corp. (Chemicals)	385	13,575
Quanex Building Products Corp. (Building Materials)	770	13,544
Quiksilver, Inc.* (Apparel)	4,510	20,160
RadiSys Corp.* (Computers)	440	4,343
RC2 Corp.* (Toys/Games/Hobbies)	385	6,372
Red Robin Gourmet Burgers, Inc.* (Retail)	495	10,563
Res-Care, Inc.* (Healthcare-Services)	880	8,642
Rewards Network, Inc. (Commercial Services)	275	3,820
RLI Corp. (Insurance)	330	18,312
Robbins & Myers, Inc. (Machinery-Diversified)	1,155	27,397
Rogers Corp.* (Electronics)	550	17,022
RTI International Metals, Inc.* (Mining)	440	12,487
Ruby Tuesday, Inc.* (Retail)	2,255	23,046
Rudolph Technologies, Inc.* (Semiconductors)	550	4,752
Ruth’s Hospitality Group, Inc.* (Retail)	990	4,000
S&T Bancorp, Inc. (Banks)	825	16,747
Safety Insurance Group, Inc. (Insurance)	495	19,404
ScanSource, Inc.* (Distribution/Wholesale)	935	25,787
School Specialty, Inc.* (Retail)	550	10,544
Schulman (A.), Inc. (Chemicals)	1,100	21,549
SEACOR SMIT, Inc.* (Oil & Gas Services)	275	22,775
Seahawk Drilling, Inc.* (Oil & Gas)	385	3,823
Selective Insurance Group, Inc. (Insurance)	1,870	29,097
SFN Group, Inc.* (Commercial Services)	1,815	13,594
Simmons First National Corp.—Class A (Banks)	495	13,043
Simpson Manufacturing Co., Inc. (Building Materials)	1,320	34,043
Skechers U.S.A., Inc.—Class A* (Apparel)	385	14,280
Skyline Corp. (Home Builders)	220	4,418
SkyWest, Inc. (Airlines)	1,925	23,966
Smith Corp. (Miscellaneous Manufacturing)	330	18,044
Sonic Automotive, Inc.* (Retail)	880	8,703
Sonic Solutions* (Electronics)	440	3,463
South Financial Group, Inc.* (Banks)	7,535	2,092
South Jersey Industries, Inc. (Gas)	1,045	48,822
Southwest Gas Corp. (Gas)	1,595	51,311
Sovran Self Storage, Inc. (REIT)	495	18,216
Spartan Motors, Inc. (Auto Parts & Equipment)	550	2,360
Spartan Stores, Inc. (Food)	770	11,057
Stage Stores, Inc. (Retail)	1,320	14,520
Standard Microsystems Corp.* (Semiconductors)	440	9,689
Standard Motor Products, Inc. (Auto Parts & Equipment)	660	6,468
Standard Pacific Corp.* (Home Builders)	3,465	13,860
Standex International Corp. (Miscellaneous Manufacturing)	385	11,558
StarTek, Inc.* (Commercial Services)	165	762
Stein Mart, Inc.* (Retail)	440	3,397
Stepan Co. (Chemicals)	110	7,261
Sterling Bancorp (Banks)	935	9,126
Sterling Bancshares, Inc. (Banks)	3,575	18,554
Stewart Information Services Corp. (Insurance)	605	6,044
Stone Energy Corp.* (Oil & Gas)	825	9,702
Superior Industries International, Inc. (Auto Parts & Equipment)	770	11,080
Supertex, Inc.* (Semiconductors)	220	5,707
Susquehanna Bancshares, Inc. (Banks)	4,510	39,011
Swift Energy Co.* (Oil & Gas)	715	18,540
SWS Group, Inc. (Diversified Financial Services)	990	8,633
Symmetricom, Inc.* (Telecommunications)	935	4,984
Symmetry Medical, Inc.* (Healthcare-Products)	1,265	12,308
SYNNEX Corp.* (Software)	715	18,869
Take-Two Interactive Software, Inc.* (Software)	2,970	30,442
Tanger Factory Outlet Centers, Inc. (REIT)	605	27,043
Technitrol, Inc. (Electronics)	1,430	5,706

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 111

Common Stocks (continued)
	Shares	Value

Tekelec* (Telecommunications)	1,320	$18,665
Teledyne Technologies, Inc.* (Aerospace/Defense)	660	27,080
Texas Industries, Inc. (Building Materials)	935	31,042
The Cato Corp.—Class A (Retail)	550	12,804
The Children’s Place Retail Stores, Inc.* (Retail)	935	39,130
The Ensign Group, Inc. (Healthcare-Services)	275	4,950
The Finish Line, Inc.—Class A (Retail)	1,870	26,760
The Geo Group, Inc.* (Commercial Services)	1,705	36,794
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	935	3,235
The Hain Celestial Group, Inc.* (Food)	1,430	30,116
The Men’s Wearhouse, Inc. (Retail)	825	16,054
The Nautilus Group, Inc.* (Leisure Time)	715	1,416
The Navigators Group, Inc.* (Insurance)	220	9,379
The Pep Boys-Manny, Moe & Jack (Retail)	1,595	15,312
The Standard Register Co. (Household Products/Wares)	440	1,461
THQ, Inc.* (Software)	1,595	7,273
Tollgrade Communications, Inc.* (Telecommunications)	440	2,926
Tompkins Financial Corp. (Banks)	110	4,593
Toro Co. (Housewares)	550	28,627
Tredegar Corp. (Miscellaneous Manufacturing)	715	12,341
Triumph Group, Inc. (Aerospace/Defense)	220	16,698
TrueBlue, Inc.* (Commercial Services)	1,540	19,820
TrustCo Bank Corp. NY (Banks)	1,705	9,923
Tuesday Morning Corp.* (Retail)	1,100	4,796
UIL Holdings Corp. (Electric)	1,045	28,476
Ultratech Stepper, Inc.* (Semiconductors)	440	7,951
UMB Financial Corp. (Banks)	495	18,622
Umpqua Holdings Corp. (Banks)	4,015	50,308
UniFirst Corp. (Textiles)	165	7,253
Unisource Energy Corp. (Electric)	1,265	40,834
United Bankshares, Inc. (Banks)	1,320	33,700
United Community Banks, Inc.* (Banks)	2,915	9,037
United Fire & Casualty Co. (Insurance)	770	16,509
United Natural Foods, Inc.* (Food)	1,485	50,089
United Online, Inc. (Internet)	1,980	12,514
United Stationers, Inc.* (Distribution/Wholesale)	825	44,674
Universal Forest Products, Inc. (Building Materials)	660	20,440
Universal Technical Institute, Inc. (Commercial Services)	330	6,722
Urstadt Biddle Properties—Class A (REIT)	440	7,845
USA Mobility, Inc. (Telecommunications)	495	7,341
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,265	35,749
Viad Corp. (Commercial Services)	715	14,229
Vicor Corp. (Electrical Components & Equipment)	275	4,329
ViroPharma, Inc.* (Pharmaceuticals)	2,695	35,493
Volt Information Sciences, Inc.* (Commercial Services)	385	3,438
Watsco, Inc. (Distribution/Wholesale)	660	36,769
Watts Water Technologies, Inc.—Class A (Electronics)	440	14,168
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	1,705	11,645
WD-40 Co. (Household Products/Wares)	275	9,999
West Pharmaceutical Services, Inc. (Healthcare-Products)	385	13,991
Whitney Holding Corp. (Banks)	3,355	27,243
Wilshire Bancorp, Inc. (Banks)	660	4,970
Winnebago Industries, Inc.* (Home Builders)	495	5,173
Wintrust Financial Corp. (Banks)	1,045	32,520
Wolverine World Wide, Inc. (Apparel)	605	17,297
World Fuel Services Corp. (Retail)	2,090	54,444
Zale Corp.* (Retail)	825	1,452
Zep, Inc. (Chemicals)	440	8,378

TOTAL COMMON STOCKS (Cost $4,942,636)		7,108,208

Repurchase Agreements (1.3%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $19,000 (Collateralized by $19,100 U.S. Treasury Notes, 1.38%, 5/15/12, market value $19,434)	$19,000	$19,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $31,000 (Collateralized by $30,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $32,459)	31,000	31,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $24,000 (Collateralized by $23,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $25,045)	24,000	24,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $6,000 (Collateralized by $6,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $6,165)	6,000	6,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $16,000 (Collateralized by $15,400 U.S. Treasury Notes, 4.50%, 9/30/11, market value $16,368)	16,000	16,000

TOTAL REPURCHASE AGREEMENTS (Cost $96,000)		96,000

TOTAL INVESTMENT SECURITIES (Cost $5,038,636)—101.1%		7,204,208
Net other assets (liabilities)—(1.1)%		(75,609)

NET ASSETS—100.0%		$7,128,599

*	Non-income producing security

Small-Cap Value ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$15,694	0.2%
Aerospace/Defense	238,708	3.3%
Agriculture	11,819	0.2%
Airlines	23,966	0.3%
Apparel	117,695	1.6%
Auto Parts & Equipment	27,821	0.4%
Banks	752,778	10.6%
Biotechnology	38,602	0.5%
Building Materials	165,858	2.3%
Chemicals	171,261	2.4%
Commercial Services	373,227	5.2%
Computers	83,916	1.2%
Distribution/Wholesale	173,253	2.4%
Diversified Financial Services	73,600	1.0%
Electric	219,802	3.1%
Electrical Components & Equipment	66,525	0.9%
Electronics	275,517	3.9%
Energy-Alternate Sources	7,231	0.1%
Engineering & Construction	103,516	1.5%
Entertainment	14,322	0.2%
Environmental Control	10,195	0.1%
Food	148,581	2.1%
Forest Products & Paper	61,816	0.9%
Gas	272,378	3.8%
Healthcare-Products	162,705	2.3%
Healthcare-Services	244,600	3.4%
Home Builders	49,172	0.7%
Home Furnishings	21,503	0.3%

See accompanying notes to the financial statements.

112 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2010

		% of
	Value	Net Assets

Household Products/Wares	$69,025	1.0%
Housewares	28,627	0.4%
Insurance	281,658	4.0%
Internet	26,166	0.4%
Iron/Steel	18,269	0.3%
Leisure Time	74,199	1.0%
Lodging	12,823	0.2%
Machinery-Construction & Mining	20,691	0.3%
Machinery-Diversified	163,833	2.3%
Media	18,700	0.3%
Metal Fabricate/Hardware	69,751	1.0%
Mining	41,009	0.6%
Miscellaneous Manufacturing	261,503	3.7%
Office Furnishings	24,611	0.3%
Oil & Gas	118,936	1.7%
Oil & Gas Services	46,002	0.6%
Pharmaceuticals	50,637	0.7%
REIT	572,073	8.0%
Retail	588,904	8.3%
Savings & Loans	18,918	0.3%
Semiconductors	188,689	2.6%
Software	108,359	1.5%
Storage/Warehousing	6,599	0.1%
Telecommunications	184,222	2.6%
Textiles	21,331	0.3%
Toys/Games/Hobbies	21,126	0.3%
Transportation	133,844	1.9%
Water	11,642	0.2%
Other**	20,391	0.2%

Total	$7,128,599	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 113

Common Stocks (99.9%)
	Shares	Value

AAON, Inc. (Building Materials)	1,900	$47,234
Abaxis, Inc.* (Healthcare-Products)	3,800	76,190
Acadia Realty Trust (REIT)	6,650	123,291
Actel Corp.* (Semiconductors)	1,900	27,854
Administaff, Inc. (Commercial Services)	1,900	49,514
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,900	33,459
Aerovironment, Inc.* (Aerospace/Defense)	2,375	56,786
Air Methods Corp.* (Healthcare-Services)	1,900	60,325
Align Technology, Inc.* (Healthcare-Products)	11,400	197,790
Allegiant Travel Co. (Airlines)	2,375	105,426
Almost Family, Inc.* (Healthcare-Services)	1,425	37,449
AMCOL International Corp. (Mining)	4,275	128,079
Amedisys, Inc.* (Healthcare-Services)	4,750	124,782
American Medical Systems Holdings, Inc.* (Healthcare-Products)	13,300	297,388
American Public Education, Inc.* (Commercial Services)	1,425	63,641
American Science & Engineering, Inc. (Electronics)	475	37,611
American States Water Co. (Water)	1,425	50,274
AmSurg Corp.* (Healthcare-Services)	2,375	43,510
Analogic Corp. (Electronics)	475	21,598
Anixter International, Inc.* (Telecommunications)	2,375	114,760
Applied Signal Technology, Inc. (Telecommunications)	950	19,722
Arbitron, Inc. (Commercial Services)	4,275	123,547
ArQule, Inc.* (Biotechnology)	1,900	8,113
Arris Group, Inc.* (Telecommunications)	10,925	101,821
ATC Technology Corp.* (Auto Parts & Equipment)	1,425	34,172
ATMI, Inc.* (Semiconductors)	2,850	42,294
AZZ, Inc. (Miscellaneous Manufacturing)	1,900	82,707
Badger Meter, Inc. (Electronics)	1,425	55,803
Balchem Corp. (Chemicals)	4,750	125,637
Baldor Electric Co. (Hand/Machine Tools)	7,125	272,317
Bank of the Ozarks, Inc. (Banks)	950	35,578
Belden, Inc. (Electrical Components & Equipment)	3,800	90,782
Big 5 Sporting Goods Corp. (Retail)	3,800	52,212
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	3,800	79,686
BioMed Realty Trust, Inc. (REIT)	9,025	162,811
BJ’s Restaurants, Inc.* (Retail)	3,325	84,787
Blackbaud, Inc. (Software)	7,600	180,044
Blue Coat Systems, Inc.* (Internet)	7,125	156,037
Blue Nile, Inc.* (Internet)	2,375	120,887
Boston Beer Co., Inc.—Class A* (Beverages)	1,425	98,838
Brady Corp.—Class A (Electronics)	4,275	118,888
Brookline Bancorp, Inc. (Savings & Loans)	4,275	41,382
Brooks Automation, Inc.* (Semiconductors)	5,225	39,867
Brush Engineered Materials, Inc.* (Mining)	1,425	33,986
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,325	37,739
Buffalo Wild Wings, Inc.* (Retail)	2,850	121,524
Cabot Microelectronics Corp.* (Chemicals)	1,425	46,583
Cal-Maine Foods, Inc. (Food)	1,900	60,021
Calavo Growers, Inc. (Food)	1,900	40,128
Calgon Carbon Corp.* (Environmental Control)	5,700	75,468
California Pizza Kitchen, Inc.* (Retail)	4,275	76,693
Cantel Medical Corp. (Healthcare-Products)	1,900	30,172
Capella Education Co.* (Commercial Services)	2,375	220,685
CARBO Ceramics, Inc. (Oil & Gas Services)	3,325	266,665
Carter’s, Inc.* (Apparel)	5,700	138,168
Cash America International, Inc. (Retail)	5,225	175,037
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	6,650	229,957
Cbeyond, Inc.* (Telecommunications)	4,750	72,343
CEC Entertainment, Inc.* (Retail)	3,800	131,974
Chemed Corp. (Commercial Services)	2,375	125,685
CIRCOR International, Inc. (Metal Fabricate/Hardware)	950	29,716
City Holding Co. (Banks)	950	27,978
Clarcor, Inc. (Miscellaneous Manufacturing)	3,800	142,576
Cogent, Inc.* (Electronics)	2,375	21,351
Cognex Corp. (Machinery-Diversified)	3,800	70,870
Coinstar, Inc.* (Commercial Services)	5,225	237,737
Commvault Systems, Inc.* (Software)	7,600	140,752
Compellent Technologies, Inc.* (Computers)	3,800	50,958
Computer Programs & Systems, Inc. (Software)	1,425	64,082
comScore, Inc.* (Internet)	4,275	84,688
Concur Technologies, Inc.* (Software)	7,600	351,728
Consolidated Graphics, Inc.* (Commercial Services)	950	40,822
Cooper Cos., Inc. (Healthcare-Products)	8,075	313,794
CorVel Corp.* (Commercial Services)	950	37,801
Cracker Barrel Old Country Store, Inc. (Retail)	3,800	186,124
Crocs, Inc.* (Apparel)	14,725	188,922
CryoLife, Inc.* (Biotechnology)	1,900	10,184
CSG Systems International, Inc.* (Software)	5,700	107,502
Cubic Corp. (Electronics)	950	38,494
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	9,975	215,260
Curtiss-Wright Corp. (Aerospace/Defense)	3,325	100,714
Cyberonics, Inc.* (Healthcare-Products)	3,800	90,516
Cymer, Inc.* (Electronics)	5,225	173,888
Cypress Semiconductor Corp.* (Semiconductors)	28,975	307,135
Daktronics, Inc. (Electronics)	3,325	28,329
Darling International, Inc.* (Environmental Control)	14,250	116,280
DealerTrack Holdings, Inc.* (Internet)	7,125	111,221
Deckers Outdoor Corp.* (Apparel)	5,700	290,073
Delphi Financial Group, Inc.—Class A (Insurance)	4,275	110,936
Deltic Timber Corp. (Forest Products & Paper)	475	21,746
DG Fastchannel, Inc.* (Media)	2,850	108,670
Diamond Foods, Inc. (Food)	1,425	63,470
DiamondRock Hospitality Co. (REIT)	27,075	251,256
Dime Community Bancshares, Inc. (Savings & Loans)	1,425	18,668
DineEquity, Inc.* (Retail)	1,425	51,956
Diodes, Inc.* (Semiconductors)	6,175	109,174
Dionex Corp.* (Electronics)	2,850	215,175
Drill-Quip, Inc.* (Oil & Gas Services)	5,225	273,163
DSP Group, Inc.* (Semiconductors)	1,425	9,947
DTS, Inc.* (Home Furnishings)	2,850	101,802
Eagle Materials, Inc.—Class A (Building Materials)	3,325	81,329
EastGroup Properties, Inc. (REIT)	2,375	86,141
Ebix, Inc.* (Software)	5,225	86,787
Eclipsys Corp.* (Software)	9,975	196,607
eHealth, Inc.* (Insurance)	3,800	42,180
El Paso Electric Co.* (Electric)	3,325	71,488
Emergent Biosolutions, Inc.* (Biotechnology)	950	17,642
Entertainment Properties Trust (REIT)	4,275	178,438
Enzo Biochem, Inc.* (Biotechnology)	5,700	26,220
Epicor Software Corp.* (Software)	8,075	62,501
EPIQ Systems, Inc. (Software)	3,800	49,476
eResearchTechnology, Inc.* (Internet)	7,125	57,713
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	2,375	70,799
Exar Corp.* (Semiconductors)	3,800	26,562
Exponent, Inc.* (Commercial Services)	2,375	78,399
Extra Space Storage, Inc. (REIT)	5,700	88,407
EZCORP, Inc.—Class A* (Retail)	4,750	94,525
FARO Technologies, Inc.* (Electronics)	2,850	58,625
FEI Co.* (Electronics)	4,275	83,619
First Cash Financial Services, Inc.* (Retail)	4,275	102,514

See accompanying notes to the financial statements.

114 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (continued)
	Shares	Value

First Financial Bancorp (Banks)	3,800	$60,420
First Financial Bankshares, Inc. (Banks)	1,900	93,138
Forestar Group, Inc.* (Real Estate)	6,175	99,479
Forrester Research, Inc.* (Commercial Services)	2,375	76,665
Forward Air Corp. (Transportation)	4,750	137,940
Fuller (H.B.) Co. (Chemicals)	2,850	58,254
GenCorp, Inc.* (Aerospace/Defense)	8,550	44,973
Genesco, Inc.* (Retail)	1,900	51,851
Genoptix, Inc.* (Healthcare-Services)	2,850	49,248
Greatbatch, Inc.* (Electrical Components & Equipment)	2,375	53,628
Gulf Island Fabrication, Inc. (Oil & Gas Services)	2,375	42,655
Haemonetics Corp.* (Healthcare-Products)	2,375	131,219
Hancock Holding Co. (Banks)	2,375	72,461
Healthcare Realty Trust, Inc. (REIT)	4,275	100,334
Healthcare Services Group, Inc. (Commercial Services)	4,275	95,503
Healthways, Inc.* (Healthcare-Services)	5,700	81,168
Heartland Express, Inc. (Transportation)	4,750	76,095
Heidrick & Struggles International, Inc. (Commercial Services)	2,850	57,285
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	1,425	25,052
Hibbett Sports, Inc.* (Retail)	4,750	125,732
Hillenbrand, Inc. (Commercial Services)	4,750	104,927
Hittite Microwave Corp.* (Semiconductors)	3,800	174,648
HMS Holdings Corp.* (Commercial Services)	4,750	267,520
Holly Corp. (Oil & Gas)	3,800	101,574
Home Bancshares, Inc. (Banks)	1,425	34,243
Home Properties, Inc. (REIT)	3,325	165,153
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,800	63,954
HSN, Inc.* (Retail)	6,650	195,510
Hub Group, Inc.—Class A* (Transportation)	2,850	91,627
Iconix Brand Group, Inc.* (Apparel)	12,350	203,281
ICU Medical, Inc.* (Healthcare-Products)	950	35,350
II-VI, Inc.* (Electronics)	4,275	146,547
Integra LifeSciences Holdings* (Biotechnology)	3,325	120,132
Integral Systems, Inc.* (Computers)	1,425	10,773
Interactive Intelligence, Inc.* (Software)	1,900	30,742
Interval Leisure Group, Inc.* (Leisure Time)	6,650	92,501
Intevac, Inc.* (Machinery-Diversified)	3,800	41,800
inVentiv Health, Inc.* (Advertising)	2,375	61,608
Investment Technology Group, Inc.* (Diversified Financial Services)	4,750	74,622
ION Geophysical Corp.* (Oil & Gas Services)	13,300	58,387
IPC The Hospitalist Co.* (Healthcare-Services)	2,375	61,156
J & J Snack Foods Corp. (Food)	950	39,625
j2 Global Communications, Inc.* (Internet)	7,600	178,828
JDA Software Group, Inc.* (Software)	6,175	145,112
Jo-Ann Stores, Inc.* (Retail)	2,850	119,386
John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,850	44,774
Jos. A. Bank Clothiers, Inc.* (Retail)	2,850	167,238
Kaydon Corp. (Metal Fabricate/Hardware)	3,325	126,317
Keithley Instruments, Inc. (Electronics)	950	10,251
Kensey Nash Corp.* (Healthcare-Products)	1,425	33,488
Kid Brands, Inc.* (Household Products/Wares)	1,425	11,856
Kilroy Realty Corp. (REIT)	3,800	127,604
Knight Transportation, Inc. (Transportation)	5,700	119,244
Kopin Corp.* (Semiconductors)	11,400	42,978
Kulicke & Soffa Industries, Inc.* (Semiconductors)	5,700	38,304
La-Z-Boy, Inc.* (Home Furnishings)	4,275	36,594
Lance, Inc. (Food)	2,850	60,221
Landauer, Inc. (Commercial Services)	475	29,816
LaSalle Hotel Properties (REIT)	7,600	180,272
LHC Group, Inc.* (Healthcare-Services)	2,375	54,601
Lindsay Manufacturing Co. (Machinery-Diversified)	950	33,041
Littelfuse, Inc.* (Electrical Components & Equipment)	2,375	84,574
LSB Industries, Inc.* (Miscellaneous Manufacturing)	950	13,766
LTC Properties, Inc. (REIT)	1,900	46,835
Lufkin Industries, Inc. (Oil & Gas Services)	5,225	214,800
Lumber Liquidators Holdings, Inc.* (Retail)	2,375	58,948
Maidenform Brands, Inc.* (Apparel)	2,375	58,971
Manhattan Associates, Inc.* (Computers)	3,800	102,068
MAXIMUS, Inc. (Commercial Services)	2,850	171,541
Medical Properties Trust, Inc. (REIT)	19,475	193,581
Medifast, Inc.* (Commercial Services)	2,375	71,820
Mercury Computer Systems, Inc.* (Computers)	3,800	50,160
Meridian Bioscience, Inc. (Healthcare-Products)	3,800	72,998
Merit Medical Systems, Inc.* (Healthcare-Products)	2,850	48,222
Methode Electronics, Inc. (Electronics)	1,900	20,292
Micrel, Inc. (Semiconductors)	3,800	36,936
Microsemi Corp.* (Semiconductors)	5,700	90,972
MicroStrategy, Inc.—Class A* (Software)	1,425	118,261
Micrus Endovascular Corp.* (Healthcare-Products)	2,375	55,243
Mid-America Apartment Communities, Inc. (REIT)	2,375	134,140
Midas, Inc.* (Commercial Services)	950	8,360
Mobile Mini, Inc.* (Storage/Warehousing)	4,275	73,273
Monro Muffler Brake, Inc. (Commercial Services)	3,325	136,458
MTS Systems Corp. (Computers)	950	27,484
Multimedia Games, Inc.* (Leisure Time)	2,375	9,975
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	950	50,027
National Presto Industries, Inc. (Housewares)	475	48,445
National Retail Properties, Inc. (REIT)	7,600	175,712
Natus Medical, Inc.* (Healthcare-Products)	4,750	69,730
NBT Bancorp, Inc. (Banks)	2,375	52,440
NCI, Inc.—Class A* (Computers)	475	11,191
Neogen Corp.* (Pharmaceuticals)	3,800	113,468
NETGEAR, Inc.* (Telecommunications)	6,175	148,200
NetScout Systems, Inc.* (Computers)	6,175	97,874
Network Equipment Technologies, Inc.* (Telecommunications)	2,375	7,410
Neutral Tandem, Inc.* (Telecommunications)	5,700	60,990
Newport Corp.* (Electronics)	2,375	30,234
Nolan Co.* (Media)	5,225	61,080
Northwest Natural Gas Co. (Gas)	1,425	67,559
NorthWestern Corp. (Electric)	1,425	40,185
Novatel Wireless, Inc.* (Telecommunications)	5,225	35,008
NTELOS Holdings Corp. (Telecommunications)	5,225	97,760
Nutri/System, Inc. (Commercial Services)	5,225	102,201
Odyssey Healthcare, Inc.* (Healthcare-Services)	5,700	152,532
OfficeMax, Inc.* (Retail)	5,225	74,665
Oil States International, Inc.* (Oil & Gas Services)	8,550	392,787
Old Dominion Freight Line, Inc.* (Transportation)	2,375	93,646
Omnicell, Inc.* (Software)	3,325	40,964
On Assignment, Inc.* (Commercial Services)	3,325	16,060
optionsXpress Holdings, Inc.* (Diversified Financial Services)	7,125	111,150
Orbital Sciences Corp.* (Aerospace/Defense)	3,800	55,632
OSI Systems, Inc.* (Electronics)	1,425	39,601
Oxford Industries, Inc. (Apparel)	950	21,280
P.F. Chang’s China Bistro, Inc. (Retail)	3,800	157,320
Papa John’s International, Inc.* (Retail)	1,900	48,127
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	6,175	163,020
PAREXEL International Corp.* (Commercial Services)	6,650	136,524

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 115

Common Stocks (continued)
	Shares	Value

Park Electrochemical Corp. (Electronics)	1,425	$39,102
Peet’s Coffee & Tea, Inc.* (Beverages)	1,900	77,197
Perficient, Inc.* (Internet)	5,225	45,196
Pericom Semiconductor Corp.* (Semiconductors)	4,275	39,074
PetMed Express, Inc. (Pharmaceuticals)	3,800	60,610
PetroQuest Energy, Inc.* (Oil & Gas)	4,750	31,540
Phase Forward, Inc.* (Software)	7,600	127,680
Phoenix Technologies, Ltd.* (Software)	2,850	8,807
Pinnacle Entertainment, Inc.* (Entertainment)	3,800	41,230
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	475	14,815
Plexus Corp.* (Electronics)	4,275	124,830
Polaris Industries, Inc. (Leisure Time)	5,700	340,290
PolyOne Corp.* (Chemicals)	7,600	78,356
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	2,850	198,588
Powell Industries, Inc.* (Electrical Components & Equipment)	950	31,217
Pre-Paid Legal Services, Inc.* (Commercial Services)	475	23,304
Progress Software Corp.* (Software)	3,325	99,417
PS Business Parks, Inc. (REIT)	1,425	82,750
PSS World Medical, Inc.* (Healthcare-Products)	4,750	89,395
Quality Systems, Inc. (Software)	3,325	182,609
Quanex Building Products Corp. (Building Materials)	2,375	41,776
Radiant Systems, Inc.* (Computers)	4,750	67,498
RadiSys Corp.* (Computers)	1,425	14,065
RC2 Corp.* (Toys/Games/Hobbies)	1,425	23,584
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	11,400	275,766
RehabCare Group, Inc.* (Healthcare-Services)	4,275	90,587
RLI Corp. (Insurance)	950	52,716
RTI International Metals, Inc.* (Mining)	2,850	80,883
Rudolph Technologies, Inc.* (Semiconductors)	2,375	20,520
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	9,975	423,040
Sanderson Farms, Inc. (Food)	3,325	155,444
Savient Pharmaceuticals, Inc.* (Biotechnology)	11,875	162,687
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,850	150,850
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,375	196,697
Shuffle Master, Inc.* (Entertainment)	9,025	79,330
Sigma Designs, Inc.* (Semiconductors)	4,750	48,640
Signature Bank* (Banks)	7,125	273,885
Skechers U.S.A., Inc.—Class A* (Apparel)	3,800	140,942
SM Energy Co. (Oil & Gas)	10,925	452,513
Smith Corp. (Miscellaneous Manufacturing)	1,900	103,892
Smith Micro Software, Inc.* (Software)	5,225	51,362
Sonic Automotive, Inc.* (Retail)	2,375	23,489
Sonic Corp.* (Retail)	10,450	91,960
Sonic Solutions* (Electronics)	2,850	22,430
Sovran Self Storage, Inc. (REIT)	1,900	69,920
Spartan Motors, Inc. (Auto Parts & Equipment)	2,850	12,227
Stamps.com, Inc.* (Internet)	1,425	15,590
Standard Microsystems Corp.* (Semiconductors)	1,425	31,379
Stanley, Inc.* (Engineering & Construction)	2,850	106,447
StarTek, Inc.* (Commercial Services)	950	4,389
Stein Mart, Inc.* (Retail)	2,375	18,335
Stepan Co. (Chemicals)	475	31,355
Stifel Financial Corp.* (Diversified Financial Services)	5,225	242,126
Stone Energy Corp.* (Oil & Gas)	2,850	33,516
Stratasys, Inc.* (Computers)	3,325	75,511
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	3,325	46,550
Superior Well Services, Inc.* (Oil & Gas Services)	2,850	52,925
Supertex, Inc.* (Semiconductors)	950	24,643
SurModics, Inc.* (Healthcare-Products)	2,850	37,392
Swift Energy Co.* (Oil & Gas)	2,850	73,900
Sykes Enterprises, Inc.* (Computers)	7,125	112,931
Symmetricom, Inc.* (Telecommunications)	2,850	15,191
Synaptics, Inc.* (Computers)	5,700	178,410
Taleo Corp.—Class A* (Software)	6,650	163,590
Tanger Factory Outlet Centers, Inc. (REIT)	3,800	169,860
Tekelec* (Telecommunications)	4,750	67,165
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,850	116,935
TeleTech Holdings, Inc.* (Commercial Services)	5,225	72,628
Tessera Technologies, Inc.* (Semiconductors)	8,550	145,179
Tetra Tech, Inc.* (Environmental Control)	10,925	229,097
TETRA Technologies, Inc.* (Oil & Gas Services)	13,300	138,586
Texas Roadhouse, Inc.—Class A* (Retail)	9,025	121,657
The Andersons, Inc. (Agriculture)	2,850	97,954
The Buckle, Inc. (Retail)	4,275	117,776
The Cato Corp.—Class A (Retail)	1,900	44,232
The Ensign Group, Inc. (Healthcare-Services)	475	8,550
The Gymboree Corp.* (Apparel)	5,225	226,242
The Knot, Inc.* (Internet)	5,225	43,002
The Men’s Wearhouse, Inc. (Retail)	4,750	92,435
The Navigators Group, Inc.* (Insurance)	475	20,249
THQ, Inc.* (Software)	3,800	17,328
Tompkins Financial Corp. (Banks)	475	19,831
Toro Co. (Housewares)	2,375	123,619
Tower Group, Inc. (Insurance)	7,600	163,780
TradeStation Group, Inc.* (Diversified Financial Services)	5,700	36,423
TreeHouse Foods, Inc.* (Food)	5,700	271,833
TriQuint Semiconductor, Inc.* (Semiconductors)	27,075	187,630
Triumph Group, Inc. (Aerospace/Defense)	1,425	108,157
True Religion Apparel, Inc.* (Apparel)	4,275	105,079
TrustCo Bank Corp. NY (Banks)	4,750	27,645
TTM Technologies, Inc.* (Electronics)	7,600	77,900
Tyler Technologies, Inc.* (Computers)	4,750	78,042
Ultratech Stepper, Inc.* (Semiconductors)	1,900	34,333
UMB Financial Corp. (Banks)	2,375	89,347
UniFirst Corp. (Textiles)	1,425	62,643
United Online, Inc. (Internet)	5,225	33,022
Universal Electronics, Inc.* (Home Furnishings)	2,375	41,705
Universal Technical Institute, Inc. (Commercial Services)	1,425	29,027
Urstadt Biddle Properties—Class A (REIT)	1,425	25,408
USA Mobility, Inc. (Telecommunications)	950	14,089
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	6,650	187,929
Veeco Instruments, Inc.* (Semiconductors)	7,125	308,512
ViaSat, Inc.* (Telecommunications)	6,650	240,331
Vicor Corp. (Electrical Components & Equipment)	1,900	29,906
Volcom, Inc.* (Apparel)	2,850	46,370
Watsco, Inc. (Distribution/Wholesale)	1,900	105,849
Watts Water Technologies, Inc.—Class A (Electronics)	2,850	91,770
WD-40 Co. (Household Products/Wares)	950	34,542
Websense, Inc.* (Internet)	7,600	141,056
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,325	120,830
Winnebago Industries, Inc.* (Home Builders)	2,375	24,819
Wolverine World Wide, Inc. (Apparel)	5,700	162,963
World Acceptance Corp.* (Diversified Financial Services)	2,375	98,396
Wright Express Corp.* (Commercial Services)	6,650	232,683
Zep, Inc. (Chemicals)	950	18,088
Zoll Medical Corp.* (Healthcare-Products)	3,325	87,979
Zumiez, Inc.* (Retail)	3,325	60,848

TOTAL COMMON STOCKS
(Cost $31,828,558)		33,502,505

See accompanying notes to the financial statements.

116 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Repurchase Agreements (0.1%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $4,000 (Collateralized by $4,100 U.S. Treasury Notes, 1.38%, 5/15/12, market value $4,172)	$4,000	$4,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $7,000 (Collateralized by $7,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $7,574)	7,000	7,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $6,000 (Collateralized by $6,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $6,533)	6,000	6,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,027)	1,000	1,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $6,000 (Collateralized by $5,800 U.S. Treasury Notes, 4.50%, 9/30/11, market value $6,165)	6,000	6,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,000)		24,000

TOTAL INVESTMENT SECURITIES
(Cost $31,852,558)—100.0%		33,526,505
Net other assets (liabilities)—NM		(10,875)

NET ASSETS—100.0%		$33,515,630

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Growth ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$61,608	0.2%
Aerospace/Defense	483,197	1.4%
Agriculture	97,954	0.3%
Airlines	105,426	0.3%
Apparel	1,582,291	4.7%
Auto Parts & Equipment	46,399	0.1%
Banks	786,966	2.4%
Beverages	176,035	0.5%
Biotechnology	620,744	1.9%
Building Materials	170,339	0.5%
Chemicals	358,273	1.1%
Commercial Services	2,614,542	7.8%
Computers	876,965	2.6%
Distribution/Wholesale	155,876	0.5%
Diversified Financial Services	776,120	2.3%
Electric	111,673	0.3%
Electrical Components & Equipment	323,566	1.0%
Electronics	1,456,338	4.3%
Engineering & Construction	106,447	0.3%
Entertainment	120,560	0.4%
Environmental Control	420,845	1.3%
Food	690,742	2.1%
Forest Products & Paper	210,335	0.6%
Gas	67,559	0.2%
Hand/Machine Tools	272,317	0.8%
Healthcare-Products	1,787,696	5.3%
Healthcare-Services	843,594	2.5%
Home Builders	24,819	0.1%
Home Furnishings	180,101	0.5%
Household Products/Wares	46,398	0.1%
Housewares	172,064	0.5%
Insurance	389,861	1.2%
Internet	987,240	2.9%
Leisure Time	442,766	1.3%
Machinery-Diversified	145,711	0.4%
Media	169,750	0.5%
Metal Fabricate/Hardware	156,033	0.5%
Mining	242,948	0.7%
Miscellaneous Manufacturing	505,064	1.5%
Oil & Gas	693,043	2.1%
Oil & Gas Services	1,700,619	5.1%
Pharmaceuticals	1,230,407	3.7%
REIT	2,361,913	7.0%
Real Estate	99,479	0.3%
Retail	2,646,855	7.9%
Savings & Loans	60,050	0.2%
Semiconductors	1,974,510	5.9%
Software	2,225,351	6.6%
Storage/Warehousing	73,273	0.2%
Telecommunications	994,790	3.0%
Textiles	62,643	0.2%
Toys/Games/Hobbies	23,584	0.1%
Transportation	518,552	1.5%
Water	50,274	0.2%
Other**	13,125	0.1%

Total	$33,515,630	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust.

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 117

Common Stocks† (99.2%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	18,419	$371,695
ACE, Ltd. (Insurance)	5,216	276,865
Alcon, Inc. (Healthcare-Products)	2,608	404,449
ArcelorMittal (Iron/Steel)	10,595	325,266
AstraZeneca PLC (Pharmaceuticals)	8,965	452,195
Barclays PLC (Banks)	17,767	370,797
BHP Billiton PLC (Mining)	12,877	792,451
BP PLC (Oil & Gas)	13,040	501,649
Covidien PLC (Healthcare-Products)	6,846	255,493
Credit Suisse Group (Diversified Financial Services)	7,987	362,370
Deutsche Bank AG (Banks)	4,890	343,474
Diageo PLC (Beverages)	5,379	375,885
DryShips, Inc.* (Transportation)	26,895	121,296
GlaxoSmithKline PLC (Pharmaceuticals)	13,529	475,815
HSBC Holdings PLC (Banks)	14,670	749,344
Nokia, Corp. (Telecommunications)	23,798	226,319
Novartis AG (Pharmaceuticals)	12,714	619,680
Rio Tinto PLC (Mining)	8,476	440,074
Royal Dutch Shell PLC-Class A (Oil & Gas)	12,877	713,643
Sanofi-Aventis (Pharmaceuticals)	14,181	413,234
SAP AG (Software)	7,987	366,364
Siemens AG (Miscellaneous Manufacturing)	5,216	507,986
Telefonaktiebolaget LM Ericsson (Telecommunications)	30,807	338,877
Tenaris S.A. (Iron/Steel)	8,150	326,407
Total Fina S.A. (Oil & Gas)	10,432	528,172
Transocean, Ltd.* (Oil & Gas)	3,423	158,177
Tyco International, Ltd. (Miscellaneous Manufacturing)	8,476	324,461
UBS AG* (Diversified Financial Services)	22,168	376,191
Unilever N.V. (Food)	16,789	495,108
Vodafone Group PLC (Telecommunications)	25,917	608,531

TOTAL COMMON STOCKS
(Cost $11,497,989)		12,622,268

Repurchase Agreements (0.4%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $10,000 (Collateralized by $10,100 U.S. Treasury Notes, 1.38%, 5/15/12, market value $10,277)	$10,000	$10,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $17,000 (Collateralized by $17,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $18,394)	17,000	17,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $13,000 (Collateralized by $13,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $14,156)	13,000	13,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $3,000 (Collateralized by $3,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $3,082)	3,000	3,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $9,000 (Collateralized by $8,700 U.S. Treasury Notes, 4.50%, 9/30/11, market value $9,247)	9,000	9,000

TOTAL REPURCHASE AGREEMENTS
(Cost $52,000)		52,000

TOTAL INVESTMENT SECURITIES
(Cost $11,549,989)—99.6%		12,674,268
Net other assets (liabilities)—0.4%		45,488

NET ASSETS—100.0%		$12,719,756

†	As of July 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $109,800)	2	$(1,130)

Europe 30 ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Banks	$1,463,615	11.5%
Beverages	375,885	3.0%
Diversified Financial Services	738,561	5.8%
Engineering & Construction	371,695	2.9%
Food	495,108	3.9%
Healthcare-Products	659,942	5.2%
Insurance	276,865	2.2%
Iron/Steel	651,673	5.1%
Mining	1,232,525	9.7%
Miscellaneous Manufacturing	832,447	6.5%
Oil & Gas	1,901,641	14.9%
Pharmaceuticals	1,960,924	15.4%
Software	366,364	2.9%
Telecommunications	1,173,727	9.2%
Transportation	121,296	1.0%
Other**	97,488	0.8%

Total	$12,719,756	100.0%

See accompanying notes to the financial statements.

118 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2010:

		% of
	Value	Net Assets

Finland	$226,319	1.8%
France	941,406	7.3%
Germany	1,217,824	9.6%
Greece	121,296	0.9%
Ireland	255,493	2.0%
Luxembourg	651,673	5.2%
Netherlands	1,208,751	9.5%
Sweden	338,877	2.7%
Switzerland	2,893,888	22.7%
United Kingdom	4,766,741	37.5%
Other**	97,488	0.8%

Total	$12,719,756	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2010 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 119

Common Stocks (75.2%)
	Percentage
	of Net Assets	Shares	Value

3M Co. (Miscellaneous Manufacturing)	0.5%	5,488	$469,444
Abbott Laboratories (Pharmaceuticals)	0.6%	11,956	586,800
American Express Co. (Diversified Financial Services)	0.4%	9,310	415,598
Amgen, Inc.* (Biotechnology)	0.4%	7,350	400,795
Apple Computer, Inc.* (Computers)	1.8%	7,056	1,815,156
AT&T, Inc. (Telecommunications)	1.2%	45,864	1,189,712
Bank of America Corp. (Banks)	1.1%	77,910	1,093,856
Berkshire Hathaway, Inc.—Class B* (Insurance)	1.0%	12,838	1,002,905
Boeing Co. (Aerospace/Defense)	0.4%	5,880	400,663
Chevron Corp. (Oil & Gas)	1.2%	15,582	1,187,504
Cisco Systems, Inc.* (Telecommunications)	1.0%	44,296	1,021,909
Citigroup, Inc.* (Diversified Financial Services)	0.7%	175,518	719,624
Coca-Cola Co. (Beverages)	1.0%	17,836	982,942
Comcast Corp.—Class A (Media)	0.4%	21,854	425,497
ConocoPhillips (Oil & Gas)	0.6%	11,466	633,153
Exxon Mobil Corp. (Oil & Gas)	2.3%	39,200	2,339,456
General Electric Co. (Miscellaneous Manufacturing)	1.3%	82,908	1,336,477
Google, Inc.—Class A* (Internet)	0.9%	1,862	902,791
Hewlett-Packard Co. (Computers)	0.8%	18,032	830,193
Intel Corp. (Semiconductors)	0.9%	43,120	888,272
International Business Machines Corp. (Computers)	1.3%	9,898	1,270,903
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.2%	30,870	1,243,444
Johnson & Johnson (Healthcare-Products)	1.2%	21,364	1,241,035
Kraft Foods, Inc. (Food)	0.4%	13,524	395,036
McDonald’s Corp. (Retail)	0.6%	8,330	580,851
Merck & Co., Inc. (Pharmaceuticals)	0.8%	24,206	834,139
Microsoft Corp. (Software)	1.5%	59,192	1,527,746
Occidental Petroleum Corp. (Oil & Gas)	0.5%	6,272	488,777
Oracle Corp. (Software)	0.7%	30,380	718,183
PepsiCo, Inc. (Beverages)	0.8%	12,446	807,870
Pfizer, Inc. (Pharmaceuticals)	0.9%	62,622	939,330
Philip Morris International, Inc. (Commercial Services)	0.7%	14,308	730,280
Procter & Gamble Co. (Cosmetics/Personal Care)	1.4%	22,344	1,366,559
Qualcomm, Inc. (Telecommunications)	0.5%	12,642	481,407
Schlumberger, Ltd. (Oil & Gas Services)	0.5%	9,212	549,588
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.6%	3,920	591,214
United Parcel Service, Inc.—Class B (Transportation)	0.5%	7,644	496,860
United Technologies Corp. (Aerospace/Defense)	0.5%	7,154	508,649
Verizon Communications, Inc. (Telecommunications)	0.6%	21,854	635,077
Wal-Mart Stores, Inc. (Retail)	0.8%	16,072	822,726
Walt Disney Co. (Media)	0.5%	15,190	511,751
Wells Fargo & Co. (Banks)	1.1%	40,376	1,119,626
Other Common Stocks	39.1%	1,313,200	39,861,533

TOTAL COMMON STOCKS
(Cost $67,462,072)			76,365,331

Repurchase Agreements (37.5%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $7,764,084 (Collateralized by $7,783,200 U.S. Treasury Notes, 1.38%, 5/15/12, market value $7,919,405)	$7,764,000	$7,764,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $12,682,137 (Collateralized by $12,766,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $12,936,611)	12,682,000	12,682,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $9,922,107 (Collateralized by $10,041,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-7/15/12, market value $10,122,690)	9,922,000	9,922,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,587,028 (Collateralized by $2,650,000 of various Federal Home Loan Bank Securities, 0.60%–0.67%, 1/13/12-1/25/12, market value $2,646,769)	2,587,000	2,587,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $5,159,052 (Collateralized by $5,200,900 of various U.S. Treasury Notes, 1.00%–4.50%, 9/30/11-12/15/11, market value $5,262,348)	5,159,000	5,159,000

TOTAL REPURCHASE AGREEMENTS
(Cost $38,114,000)		38,114,000

TOTAL INVESTMENT SECURITIES
(Cost $105,576,072)—112.7%		114,479,331
Net other assets (liabilities)—(12.7)%		(12,866,620)

NET ASSETS—100.0%		$101,612,711

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $21,036,000.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $15,701,400)	286	$370,994

See accompanying notes to the financial statements.

120 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2010

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$7,442,813	$(81,302)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	103,794,384	(1,171,527)

		$(1,252,829)

UltraBull ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$121,673	0.1%
Aerospace/Defense	1,730,261	1.7%
Agriculture	899,450	0.9%
Airlines	68,492	0.1%
Apparel	381,073	0.4%
Auto Manufacturers	462,373	0.5%
Auto Parts & Equipment	169,507	0.2%
Banks	3,957,819	3.9%
Beverages	2,058,612	2.0%
Biotechnology	912,501	0.9%
Building Materials	72,543	0.1%
Chemicals	1,282,587	1.3%
Coal	179,336	0.2%
Commercial Services	1,583,426	1.6%
Computers	4,880,874	4.8%
Cosmetics/Personal Care	1,816,259	1.8%
Distribution/Wholesale	142,374	0.1%
Diversified Financial Services	4,391,661	4.3%
Electric	2,613,716	2.6%
Electrical Components & Equipment	305,756	0.3%
Electronics	389,165	0.4%
Energy-Alternate Sources	36,882	NM
Engineering & Construction	98,509	0.1%
Entertainment	63,595	0.1%
Environmental Control	241,531	0.2%
Food	1,584,014	1.6%
Forest Products & Paper	178,787	0.2%
Gas	141,988	0.1%
Hand/Machine Tools	85,743	0.1%
Healthcare-Products	2,497,315	2.5%
Healthcare-Services	772,081	0.8%
Holding Companies-Diversified	32,472	NM
Home Builders	61,560	0.1%
Home Furnishings	55,718	0.1%
Household Products/Wares	350,730	0.3%
Housewares	33,418	NM
Insurance	3,095,713	3.0%
Internet	1,845,789	1.8%
Iron/Steel	238,912	0.2%
Leisure Time	163,588	0.2%
Lodging	215,675	0.2%
Machinery-Construction & Mining	334,939	0.3%
Machinery-Diversified	429,915	0.4%
Media	2,330,454	2.3%
Metal Fabricate/Hardware	131,721	0.1%
Mining	568,167	0.6%
Miscellaneous Manufacturing	2,793,597	2.8%
Office/Business Equipment	142,318	0.1%
Oil & Gas	6,649,272	6.5%
Oil & Gas Services	1,247,007	1.2%
Packaging & Containers	153,917	0.2%
Pharmaceuticals	4,185,635	4.1%
Pipelines	257,813	0.3%
REIT	1,001,754	1.0%
Real Estate	34,986	NM
Retail	4,562,905	4.5%
Savings & Loans	45,035	NM
Semiconductors	1,912,870	1.9%
Software	3,392,817	3.3%
Telecommunications	4,385,746	4.3%
Textiles	25,931	NM
Toys/Games/Hobbies	99,370	0.1%
Transportation	1,465,684	1.4%
Other**	25,247,380	24.8%

Total	$101,612,711	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 121

Common Stocks (70.8%)
	Shares	Value

99 Cents Only Stores* (Retail)	1,065	$17,700
Aaron’s, Inc. (Commercial Services)	2,130	38,681
ACI Worldwide, Inc.* (Software)	852	16,529
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,065	44,868
Acxiom Corp.* (Software)	2,130	32,674
ADC Telecommunications, Inc.* (Telecommunications)	2,556	32,538
ADTRAN, Inc. (Telecommunications)	1,491	47,086
Advance Auto Parts, Inc. (Retail)	2,343	125,421
Advent Software, Inc.* (Software)	426	21,837
Aecom Technology Corp.* (Engineering & Construction)	2,982	71,985
Aeropostale, Inc.* (Retail)	2,343	66,611
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,065	75,434
Affymetrix, Inc.* (Biotechnology)	1,917	9,374
AGCO Corp.* (Machinery-Diversified)	2,343	81,443
AGL Resources, Inc. (Gas)	1,917	72,846
AirTran Holdings, Inc.* (Airlines)	3,621	17,453
Alaska Air Group, Inc.* (Airlines)	852	43,955
Albemarle Corp. (Chemicals)	2,343	102,202
Alberto-Culver Co. (Cosmetics/Personal Care)	2,130	62,345
Alexander & Baldwin, Inc. (Transportation)	1,065	35,731
Alexandria Real Estate Equities, Inc. (REIT)	1,065	75,136
Alliance Data Systems Corp.* (Commercial Services)	1,278	73,459
Alliant Energy Corp. (Electric)	2,982	103,058
Alliant Techsystems, Inc.* (Aerospace/Defense)	852	57,220
AMB Property Corp. (REIT)	4,473	111,646
American Eagle Outfitters, Inc. (Retail)	5,538	68,173
American Financial Group, Inc. (Insurance)	1,917	56,494
American Greetings Corp.—Class A (Household Products/Wares)	1,065	21,822
AmeriCredit Corp.* (Diversified Financial Services)	2,556	61,625
Ametek, Inc. (Electrical Components & Equipment)	2,769	122,584
AnnTaylor Stores Corp.* (Retail)	1,491	26,152
ANSYS, Inc.* (Software)	2,343	105,318
AOL, Inc.* (Internet)	2,769	57,927
Apollo Investment Corp. (Investment Companies)	5,112	51,631
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,704	73,391
Aqua America, Inc. (Water)	3,621	70,573
Arch Coal, Inc. (Coal)	4,260	100,919
Arrow Electronics, Inc.* (Electronics)	3,195	79,204
Arthur J. Gallagher & Co. (Insurance)	2,769	70,388
Ashland, Inc. (Chemicals)	2,130	108,310
Associated Banc-Corp (Banks)	4,686	63,683
Astoria Financial Corp. (Savings & Loans)	2,130	28,201
Atmel Corp.* (Semiconductors)	12,354	64,611
Atmos Energy Corp. (Gas)	2,343	67,947
Atwood Oceanics, Inc.* (Oil & Gas)	1,491	40,555
Avnet, Inc.* (Electronics)	4,047	101,782
Bally Technologies, Inc.* (Entertainment)	1,491	48,159
BancorpSouth, Inc. (Banks)	1,917	28,103
Bank of Hawaii Corp. (Banks)	1,278	63,657
Barnes & Noble, Inc. (Retail)	1,065	13,813
BE Aerospace, Inc.* (Aerospace/Defense)	2,769	81,409
Beckman Coulter, Inc. (Healthcare-Products)	1,704	78,094
Bill Barrett Corp.* (Oil & Gas)	852	30,144
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	426	37,829
BJ’s Wholesale Club, Inc.* (Retail)	1,278	58,213
Black Hills Corp. (Electric)	1,065	33,995
Bob Evans Farms, Inc. (Retail)	639	16,755
BorgWarner, Inc.* (Auto Parts & Equipment)	3,195	140,133
Boyd Gaming Corp.* (Lodging)	1,491	12,614
BRE Properties, Inc.—Class A (REIT)	1,491	61,876
Brinker International, Inc. (Retail)	2,769	43,529
Broadridge Financial Solutions, Inc. (Software)	3,621	73,506
Brown & Brown, Inc. (Insurance)	3,195	63,964
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	2,130	132,529
Burger King Holdings, Inc. (Retail)	2,343	40,487
Cabot Corp. (Chemicals)	1,704	50,268
Cadence Design Systems, Inc.* (Computers)	7,242	50,404
Camden Property Trust (REIT)	1,704	77,566
Career Education Corp.* (Commercial Services)	1,704	41,629
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,491	50,217
Carpenter Technology Corp. (Iron/Steel)	1,065	37,222
Cathay Bancorp, Inc. (Banks)	2,130	25,049
Charles River Laboratories International, Inc.* (Biotechnology)	1,704	52,960
Cheesecake Factory, Inc.* (Retail)	1,491	34,949
Chico’s FAS, Inc. (Retail)	4,686	43,908
Chipotle Mexican Grill, Inc.—Class A* (Retail)	852	126,011
Church & Dwight, Inc. (Household Products/Wares)	1,917	127,040
Ciena Corp.* (Telecommunications)	2,343	30,670
Cimarex Energy Co. (Oil & Gas)	2,130	146,693
Cincinnati Bell, Inc.* (Telecommunications)	5,325	15,762
City National Corp. (Banks)	1,065	60,354
Clean Harbors, Inc.* (Environmental Control)	426	26,906
Cleco Corp. (Electric)	1,491	42,568
Coldwater Creek, Inc.* (Retail)	1,491	5,845
Collective Brands, Inc.* (Retail)	1,704	27,298
Commerce Bancshares, Inc. (Banks)	1,917	75,051
Commercial Metals Co. (Metal Fabricate/Hardware)	2,982	42,911
Commscope, Inc.* (Telecommunications)	2,556	51,989
Community Health Systems, Inc.* (Healthcare-Services)	2,556	82,891
Comstock Resources, Inc.* (Oil & Gas)	1,278	32,346
Con-way, Inc. (Transportation)	1,278	43,056
Convergys Corp.* (Commercial Services)	3,195	35,688
Copart, Inc.* (Retail)	1,704	62,094
CoreLogic, Inc. (Commercial Services)	2,769	55,463
Corinthian Colleges, Inc.* (Commercial Services)	2,343	21,321
Corn Products International, Inc. (Food)	1,917	63,913
Corporate Office Properties Trust (REIT)	1,491	55,912
Corrections Corp. of America* (Commercial Services)	2,982	58,358
Cousins Properties, Inc. (REIT)	2,769	18,968
Covance, Inc.* (Healthcare-Services)	1,704	66,047
Crane Co. (Miscellaneous Manufacturing)	1,278	45,420
Cree Research, Inc.* (Semiconductors)	2,769	196,156
Cullen/Frost Bankers, Inc. (Banks)	1,491	82,318
Cytec Industries, Inc. (Chemicals)	1,278	63,798
Deluxe Corp. (Commercial Services)	1,278	26,301
Dick’s Sporting Goods, Inc.* (Retail)	2,343	61,644
Diebold, Inc. (Computers)	1,704	48,768
Digital River, Inc.* (Internet)	1,065	27,999
Dollar Tree, Inc.* (Retail)	3,195	141,602
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,917	91,000
DPL, Inc. (Electric)	3,195	80,865
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,917	59,734
Dress Barn, Inc.* (Retail)	1,491	36,828
DST Systems, Inc. (Computers)	852	35,000
Duke-Weeks Realty Corp. (REIT)	6,390	76,424
Dynegy, Inc.* (Electric)	2,556	9,074
Eaton Vance Corp. (Diversified Financial Services)	3,195	95,722
Edwards Lifesciences Corp.* (Healthcare-Products)	2,982	172,360
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,982	71,598
Energen Corp. (Gas)	1,917	85,191
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,704	104,830
Equinix, Inc.* (Internet)	1,065	99,588
Equity One, Inc. (REIT)	852	14,518
Essex Property Trust, Inc. (REIT)	639	67,165
Everest Re Group, Ltd. (Insurance)	1,491	115,731

See accompanying notes to the financial statements.

122 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (continued)
	Shares	Value

Exterran Holdings, Inc.* (Oil & Gas Services)	1,704	$45,446
F5 Networks, Inc.* (Internet)	2,130	187,078
FactSet Research Systems, Inc. (Computers)	1,065	79,875
Fair Isaac Corp. (Software)	1,065	25,400
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,408	30,945
Federal Realty Investment Trust (REIT)	1,491	116,581
Fidelity National Title Group, Inc.—Class A (Insurance)	6,177	91,234
First American Financial Corp. (Insurance)	2,769	40,843
First Niagara Financial Group, Inc. (Savings & Loans)	5,538	74,265
FirstMerit Corp. (Banks)	2,769	54,577
Flowers Foods, Inc. (Food)	1,917	46,449
Foot Locker, Inc. (Retail)	4,260	57,893
Forest Oil Corp.* (Oil & Gas)	2,982	85,255
Fossil, Inc.* (Household Products/Wares)	1,278	50,609
Frontier Oil Corp. (Oil & Gas)	2,769	34,031
FTI Consulting, Inc.* (Commercial Services)	1,278	45,177
Fulton Financial Corp. (Banks)	5,325	48,511
Gardner Denver, Inc. (Machinery-Diversified)	1,278	64,884
Gartner Group, Inc.* (Commercial Services)	1,491	37,528
GATX Corp. (Trucking & Leasing)	1,065	30,097
Gen-Probe, Inc.* (Healthcare-Products)	1,278	57,472
Gentex Corp. (Electronics)	3,621	69,777
Global Payments, Inc. (Software)	2,130	80,365
Graco, Inc. (Machinery-Diversified)	1,491	47,071
Granite Construction, Inc. (Engineering & Construction)	852	19,809
Great Plains Energy, Inc. (Electric)	3,621	64,961
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,769	85,257
Greenhill & Co., Inc. (Diversified Financial Services)	426	28,989
Greif, Inc.—Class A (Packaging & Containers)	852	50,805
GUESS?, Inc. (Apparel)	1,491	53,229
Hanesbrands, Inc.* (Apparel)	2,556	64,028
Hanover Insurance Group, Inc. (Insurance)	1,065	46,679
Hansen Natural Corp.* (Beverages)	1,917	80,303
Harsco Corp. (Miscellaneous Manufacturing)	2,130	49,331
Harte-Hanks, Inc. (Advertising)	852	9,611
Hawaiian Electric Industries, Inc. (Electric)	2,343	55,178
HCC Insurance Holdings, Inc. (Insurance)	2,982	77,890
Health Management Associates, Inc.—Class A* (Healthcare-Services)	6,603	47,277
Health Net, Inc.* (Healthcare-Services)	2,556	60,194
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,343	22,001
Henry Schein, Inc.* (Healthcare-Products)	2,343	122,984
Herman Miller, Inc. (Office Furnishings)	1,491	25,645
Hewitt Associates, Inc.* (Commercial Services)	2,130	104,583
Highwoods Properties, Inc. (REIT)	1,917	60,021
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,704	56,300
HNI Corp. (Office Furnishings)	1,065	27,520
Hologic, Inc.* (Healthcare-Products)	7,029	99,390
Hospitality Properties Trust (REIT)	3,195	65,338
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,491	70,360
IDACORP, Inc. (Electric)	1,278	45,011
IDEX Corp. (Machinery-Diversified)	2,130	68,522
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,491	87,581
Immucor, Inc.* (Healthcare-Products)	1,704	32,751
Informatica Corp.* (Software)	2,343	70,595
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,473	73,939
Integrated Device Technology, Inc.* (Semiconductors)	4,260	24,751
International Bancshares Corp. (Banks)	1,278	22,161
International Rectifier Corp.* (Semiconductors)	1,917	37,439
International Speedway Corp. (Entertainment)	639	16,550
Intersil Corp.—Class A (Semiconductors)	3,195	36,295
Intrepid Potash, Inc.* (Chemicals)	1,065	25,773
Itron, Inc.* (Electronics)	1,065	69,300
ITT Educational Services, Inc.* (Commercial Services)	639	51,593
J. Crew Group, Inc.* (Retail)	1,491	53,124
J.B. Hunt Transport Services, Inc. (Transportation)	2,343	83,153
Jack Henry & Associates, Inc. (Computers)	2,130	54,102
Jefferies Group, Inc. (Diversified Financial Services)	3,195	78,885
JetBlue Airways Corp.* (Airlines)	5,538	35,609
John Wiley & Sons, Inc. (Media)	1,065	41,940
Jones Lang LaSalle, Inc. (Real Estate)	1,065	82,495
Joy Global, Inc. (Machinery-Construction & Mining)	2,769	164,396
Kansas City Southern Industries, Inc.* (Transportation)	2,769	101,622
KB Home (Home Builders)	1,917	21,815
KBR, Inc. (Engineering & Construction)	4,260	95,339
Kennametal, Inc. (Hand/Machine Tools)	2,130	58,341
Kindred Healthcare, Inc.* (Healthcare-Services)	1,065	14,164
Kinetic Concepts, Inc.* (Healthcare-Products)	1,491	52,945
Kirby Corp.* (Transportation)	1,278	49,126
Korn/Ferry International* (Commercial Services)	1,065	14,963
Lam Research Corp.* (Semiconductors)	3,408	143,783
Lamar Advertising Co.* (Advertising)	1,278	34,953
Lancaster Colony Corp. (Miscellaneous Manufacturing)	426	22,118
Landstar System, Inc. (Transportation)	1,278	51,810
Lender Processing Services, Inc. (Diversified Financial Services)	2,556	81,639
Lennox International, Inc. (Building Materials)	1,278	55,810
Liberty Property Trust (REIT)	2,982	94,529
Life Time Fitness, Inc.* (Leisure Time)	1,065	38,723
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,491	46,087
Lincare Holdings, Inc. (Healthcare-Services)	2,556	60,731
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,065	58,809
LKQ Corp.* (Distribution/Wholesale)	3,834	75,837
Louisiana-Pacific Corp.* (Forest Products & Paper)	3,408	24,810
Lubrizol Corp. (Chemicals)	1,704	159,307
M.D.C. Holdings, Inc. (Home Builders)	852	24,810
Mack-Cali Realty Corp. (REIT)	2,130	68,629
Manpower, Inc. (Commercial Services)	2,130	102,197
ManTech International Corp.—Class A* (Software)	426	16,891
Mariner Energy, Inc.* (Oil & Gas)	2,769	66,151
Martin Marietta Materials (Building Materials)	1,065	90,951
Masimo Corp. (Healthcare-Products)	1,278	29,496
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	639	23,074
MDU Resources Group, Inc. (Electric)	5,112	100,962
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,491	37,797
Mednax, Inc.* (Healthcare-Services)	1,278	60,258
Mentor Graphics Corp.* (Computers)	2,769	26,638
Mercury General Corp. (Insurance)	852	36,747
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	852	99,514
Micros Systems, Inc.* (Computers)	2,130	76,211
Mine Safety Appliances Co. (Environmental Control)	639	16,007
Minerals Technologies, Inc. (Chemicals)	426	22,224
Mohawk Industries, Inc.* (Textiles)	1,491	72,955
MSC Industrial Direct Co.—Class A (Retail)	1,065	53,665
MSCI, Inc.—Class A* (Software)	2,982	96,229
National Fuel Gas Co. (Pipelines)	2,130	102,346
National Instruments Corp. (Computers)	1,491	47,563
Nationwide Health Properties, Inc. (REIT)	3,195	119,557
Navigant Consulting Co.* (Commercial Services)	1,278	12,576
NBTY, Inc.* (Pharmaceuticals)	1,704	91,829
NCR Corp.* (Computers)	4,260	58,362
Netflix, Inc.* (Internet)	1,065	109,216
NeuStar, Inc.* (Telecommunications)	1,917	44,532
New York Community Bancorp (Savings & Loans)	11,715	202,201
NewAlliance Bancshares, Inc. (Savings & Loans)	2,769	33,699
Newfield Exploration Co.* (Oil & Gas)	3,621	193,579
NewMarket Corp. (Chemicals)	213	22,831
Nordson Corp. (Machinery-Diversified)	852	53,719
NSTAR (Electric)	2,769	102,896
NV Energy, Inc. (Electric)	6,390	81,153

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 123

Common Stocks (continued)
	Shares	Value

NVR, Inc.* (Home Builders)	213	$133,444
Oceaneering International, Inc.* (Oil & Gas Services)	1,491	73,775
OGE Energy Corp. (Electric)	2,556	101,320
Old Republic International Corp. (Insurance)	6,390	79,939
Olin Corp. (Chemicals)	2,130	43,239
OMEGA Healthcare Investors, Inc. (REIT)	2,343	51,499
Omnicare, Inc. (Pharmaceuticals)	3,195	78,693
Oshkosh Truck Corp.* (Auto Manufacturers)	2,343	80,552
Overseas Shipholding Group, Inc. (Transportation)	639	25,068
Owens & Minor, Inc. (Distribution/Wholesale)	1,704	46,332
Packaging Corp. of America (Packaging & Containers)	2,769	66,456
PacWest Bancorp (Banks)	639	13,374
Panera Bread Co.—Class A* (Retail)	852	66,635
Parametric Technology Corp.* (Software)	2,982	53,497
Patriot Coal Corp.* (Coal)	1,917	23,119
Patterson-UTI Energy, Inc. (Oil & Gas)	4,047	66,492
Pentair, Inc. (Miscellaneous Manufacturing)	2,556	87,415
Perrigo Co. (Pharmaceuticals)	2,130	119,301
PetSmart, Inc. (Retail)	3,195	99,205
Pharmaceutical Product Development, Inc. (Commercial Services)	3,195	77,511
Phillips-Van Heusen Corp. (Apparel)	1,491	77,368
Plains Exploration & Production Co.* (Oil & Gas)	3,621	81,654
Plantronics, Inc. (Telecommunications)	1,278	38,302
PNM Resources, Inc. (Electric)	2,343	27,718
Polycom, Inc.* (Telecommunications)	2,130	63,218
Potlatch Corp. (Forest Products & Paper)	1,065	39,469
Pride International, Inc.* (Oil & Gas)	4,686	111,480
Prosperity Bancshares, Inc. (Banks)	1,065	36,082
Protective Life Corp. (Insurance)	2,130	47,904
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,491	49,412
Quest Software, Inc.* (Software)	1,491	30,059
Questar Corp. (Pipelines)	4,473	73,581
Quicksilver Resources, Inc.* (Oil & Gas)	3,195	40,225
Ralcorp Holdings, Inc.* (Food)	1,491	87,074
Raymond James Financial Corp. (Diversified Financial Services)	2,556	68,194
Rayonier, Inc. (Forest Products & Paper)	2,130	104,008
Realty Income Corp. (REIT)	2,769	88,857
Regal-Beloit Corp. (Hand/Machine Tools)	852	51,827
Regency Centers Corp. (REIT)	2,130	80,386
Regis Corp. (Retail)	1,491	22,708
Reinsurance Group of America, Inc. (Insurance)	1,917	91,978
Reliance Steel & Aluminum Co. (Iron/Steel)	1,704	66,933
Rent-A-Center, Inc.* (Commercial Services)	1,704	37,471
ResMed, Inc.* (Healthcare-Products)	1,917	125,928
RF Micro Devices, Inc.* (Telecommunications)	7,242	30,199
Rock-Tenn Co.—Class A (Forest Products & Paper)	852	45,343
Rollins, Inc. (Commercial Services)	1,065	23,260
Rovi Corp.* (Semiconductors)	2,769	123,220
RPM, Inc. (Chemicals)	3,408	63,968
Ruddick Corp. (Food)	1,065	37,754
Saks, Inc.* (Retail)	4,260	34,975
Scholastic Corp. (Media)	639	16,186
Scientific Games Corp.—Class A* (Entertainment)	1,704	18,045
SEI Investments Co. (Software)	3,408	65,365
Semtech Corp.* (Semiconductors)	1,491	25,914
Senior Housing Properties Trust (REIT)	3,408	76,850
Sensient Technologies Corp. (Chemicals)	1,278	37,650
Service Corp. International (Commercial Services)	6,816	58,072
Shaw Group, Inc.* (Engineering & Construction)	2,130	68,245
Silgan Holdings, Inc. (Packaging & Containers)	1,278	36,321
Silicon Laboratories, Inc.* (Semiconductors)	1,065	42,653
Skyworks Solutions, Inc.* (Semiconductors)	4,473	78,412
SL Green Realty Corp. (REIT)	1,917	115,480
Smithfield Foods, Inc.* (Food)	3,834	54,634
Solera Holdings, Inc. (Software)	1,704	64,718
Sonoco Products Co. (Packaging & Containers)	2,556	83,581
Sotheby’s (Commercial Services)	1,704	46,230
Southern Union Co. (Gas)	3,195	72,111
SPX Corp. (Miscellaneous Manufacturing)	1,278	76,118
SRA International, Inc.—Class A* (Computers)	1,065	23,664
StanCorp Financial Group, Inc. (Insurance)	1,278	48,168
Steel Dynamics, Inc. (Iron/Steel)	5,751	82,354
STERIS Corp. (Healthcare-Products)	1,491	47,399
Strayer Education, Inc. (Commercial Services)	213	50,992
Superior Energy Services, Inc.* (Oil & Gas Services)	2,130	48,543
SVB Financial Group* (Banks)	1,065	45,997
Syniverse Holdings, Inc.* (Telecommunications)	1,704	38,050
Synopsys, Inc.* (Computers)	3,834	83,735
Synovus Financial Corp. (Banks)	21,300	55,806
TCF Financial Corp. (Banks)	3,195	50,609
Tech Data Corp.* (Distribution/Wholesale)	1,278	50,558
Techne Corp. (Healthcare-Products)	852	49,757
Teleflex, Inc. (Miscellaneous Manufacturing)	1,065	60,354
Telephone & Data Systems, Inc. (Telecommunications)	2,343	79,967
Temple-Inland, Inc. (Forest Products & Paper)	2,769	55,546
Terex Corp.* (Machinery-Construction & Mining)	2,769	54,660
The Brink’s Co. (Miscellaneous Manufacturing)	1,278	27,988
The Corporate Executive Board Co. (Commercial Services)	852	24,001
The Macerich Co. (REIT)	3,408	141,262
The Ryland Group, Inc. (Home Builders)	1,065	17,381
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,065	51,386
The Timberland Co.—Class A* (Apparel)	1,065	18,765
The Warnaco Group, Inc.* (Apparel)	1,065	44,485
Thomas & Betts Corp.* (Electronics)	1,278	50,660
Thor Industries, Inc. (Home Builders)	852	23,720
Thoratec Corp.* (Healthcare-Products)	1,491	54,839
Tibco Software, Inc.* (Internet)	4,473	60,654
Tidewater, Inc. (Oil & Gas Services)	1,278	52,372
Timken Co. (Metal Fabricate/Hardware)	2,130	71,611
Toll Brothers, Inc.* (Home Builders)	3,621	62,861
Tootsie Roll Industries, Inc. (Food)	639	16,122
Towers Watson & Co.—Class A (Commercial Services)	1,065	47,403
Tractor Supply Co. (Retail)	852	59,223
Transatlantic Holdings, Inc. (Insurance)	1,704	81,468
Trimble Navigation, Ltd.* (Electronics)	3,195	90,642
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,130	43,388
Trustmark Corp. (Banks)	1,491	32,802
Tupperware Corp. (Household Products/Wares)	1,704	67,121
tw telecom, Inc.* (Telecommunications)	4,047	76,569
UDR, Inc. (REIT)	4,260	89,929
UGI Corp. (Gas)	2,769	74,652
Under Armour, Inc.—Class A* (Retail)	852	32,001
Unit Corp.* (Oil & Gas)	1,065	43,558
United Rentals, Inc.* (Commercial Services)	1,491	19,651
United Therapeutics Corp.* (Pharmaceuticals)	1,278	62,481
Unitrin, Inc. (Insurance)	1,278	35,516
Universal Corp. (Agriculture)	639	28,340
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,556	91,939
URS Corp.* (Engineering & Construction)	2,130	86,031
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,704	95,969
Valley National Bancorp (Banks)	4,260	61,813
Valmont Industries, Inc. (Metal Fabricate/Hardware)	426	30,267
Valspar Corp. (Chemicals)	2,556	80,284
ValueClick, Inc.* (Internet)	2,130	23,323
VCA Antech, Inc.* (Pharmaceuticals)	2,130	44,389
Vectren Corp. (Gas)	2,130	52,760
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,325	179,239
Vishay Intertechnology, Inc.* (Electronics)	4,899	41,592
Vishay Precision Group, Inc.* (Electronics)	349	4,415
W.R. Berkley Corp. (Insurance)	3,408	92,050
Wabtec Corp. (Machinery-Diversified)	1,278	57,012

See accompanying notes to the financial statements.

124 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (continued)
	Shares	Value

Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,343	$55,834
Washington Federal, Inc. (Savings & Loans)	2,982	51,887
Waste Connections, Inc.* (Environmental Control)	1,917	73,172
Webster Financial Corp. (Banks)	1,704	31,763
Weingarten Realty Investors (REIT)	2,769	58,620
WellCare Health Plans, Inc.* (Healthcare-Services)	1,065	27,466
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	8,946	39,005
Werner Enterprises, Inc. (Transportation)	1,065	24,527
Westamerica Bancorp (Banks)	639	34,353
Westar Energy, Inc. (Electric)	2,982	71,210
WGL Holdings, Inc. (Gas)	1,278	46,110
Williams Sonoma, Inc. (Retail)	2,769	73,960
Wilmington Trust Corp. (Banks)	2,343	23,758
WMS Industries, Inc.* (Leisure Time)	1,278	49,216
Woodward Governor Co. (Electronics)	1,491	45,088
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,491	21,366
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,491	40,913

TOTAL COMMON STOCKS
(Cost $17,893,231)		24,208,376

Repurchase Agreements (31.1%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,161,023 (Collateralized by $2,166,500 U.S. Treasury Notes, 1.38%, 5/15/12, market value $2,204,413)	$2,161,000	$2,161,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,531,038 (Collateralized by $3,330,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $3,602,985)	3,531,000	3,531,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,761,030 (Collateralized by $2,514,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $2,817,929)	2,761,000	2,761,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $719,008 (Collateralized by $745,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $745,000)	719,000	719,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,444,014 (Collateralized by $1,455,100 of various U.S. Treasury Obligations, 2.00%–4.50%, 9/30/10-9/30/11, market value $1,473,063)	1,444,000	1,444,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,616,000)		10,616,000

TOTAL INVESTMENT SECURITIES
(Cost $28,509,231)—101.9%		34,824,376
Net other assets (liabilities)—(1.9)%		(650,294)

NET ASSETS—100.0%		$34,174,082

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $5,115,000.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/20/10 (Underlying notional amount at value $13,799,240)	182	$414,064

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$4,811,996	$(75,141)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	25,639,985	(423,161)

		$(498,302)

UltraMid-Cap ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$44,564	0.1%
Aerospace/Defense	138,629	0.4%
Agriculture	28,340	0.1%
Airlines	97,017	0.3%
Apparel	257,875	0.8%
Auto Manufacturers	80,552	0.2%
Auto Parts & Equipment	140,133	0.4%
Banks	909,821	2.7%
Beverages	165,560	0.5%
Biotechnology	279,402	0.8%
Building Materials	146,761	0.4%
Chemicals	779,854	2.3%
Coal	124,038	0.4%
Commercial Services	1,104,108	3.2%
Computers	584,322	1.7%
Cosmetics/Personal Care	62,345	0.2%
Distribution/Wholesale	246,666	0.7%
Diversified Financial Services	546,322	1.6%
Electric	919,969	2.7%
Electrical Components & Equipment	397,288	1.2%
Electronics	552,460	1.6%
Engineering & Construction	341,409	1.0%
Entertainment	142,488	0.4%
Environmental Control	116,085	0.3%
Food	305,946	0.9%
Forest Products & Paper	269,176	0.8%
Gas	471,617	1.4%
Hand/Machine Tools	168,977	0.5%
Healthcare-Products	1,067,296	3.1%
Healthcare-Services	606,466	1.8%
Home Builders	284,031	0.8%
Household Products/Wares	317,978	0.9%
Insurance	1,076,993	3.2%
Internet	565,785	1.7%
Investment Companies	51,631	0.2%
Iron/Steel	186,509	0.5%
Leisure Time	87,939	0.3%
Lodging	12,614	NM
Machinery-Construction & Mining	351,585	1.0%
Machinery-Diversified	413,564	1.2%
Media	58,126	0.2%

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 125

		% of
	Value	Net Assets

Metal Fabricate/Hardware	$166,155	0.5%
Miscellaneous Manufacturing	694,682	2.0%
Office Furnishings	53,165	0.2%
Oil & Gas	972,163	2.8%
Oil & Gas Services	242,137	0.7%
Packaging & Containers	237,163	0.7%
Pharmaceuticals	602,057	1.8%
Pipelines	175,927	0.5%
REIT	1,786,749	5.2%
Real Estate	82,495	0.2%
Retail	1,570,422	4.6%
Retail-Restaurants	39,005	0.1%
Savings & Loans	390,253	1.1%
Semiconductors	804,179	2.4%
Software	752,983	2.2%
Telecommunications	548,882	1.6%
Textiles	72,955	0.2%
Transportation	414,093	1.2%
Trucking & Leasing	30,097	0.1%
Water	70,573	0.2%
Other**	9,965,706	29.2%

Total	$34,174,082	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust.

See accompanying notes to the financial statements.

126 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (33.7%)
	Percentage
	of Net Assets	Shares	Value

ADTRAN, Inc. (Telecommunications)	0.1%	950	$30,001
Alterra Capital Holdings, Ltd. (Insurance)	0.1%	1,900	36,765
Apollo Investment Corp. (Investment Companies)	0.1%	2,945	29,744
Baldor Electric Co. (Hand/Machine Tools)	0.1%	760	29,047
Bill Barrett Corp.* (Oil & Gas)	0.1%	855	30,250
BioMed Realty Trust, Inc. (REIT)	0.1%	1,900	34,276
Brigham Exploration Co.* (Oil & Gas)	0.1%	1,900	32,794
Casey’s General Stores, Inc. (Retail)	0.1%	760	29,070
CBL & Associates Properties, Inc. (REIT)	0.1%	2,185	30,743
Concur Technologies, Inc.* (Software)	0.1%	665	30,776
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	1,425	30,751
Dana Holding Corp.* (Auto Parts & Equipment)	0.1%	2,565	30,472
Deckers Outdoor Corp.* (Apparel)	0.1%	570	29,007
Drill-Quip, Inc.* (Oil & Gas Services)	0.1%	570	29,800
FirstMerit Corp. (Banks)	0.1%	1,805	35,577
Healthcare Realty Trust, Inc. (REIT)	0.1%	1,330	31,215
Highwoods Properties, Inc. (REIT)	0.1%	950	29,744
Home Properties, Inc. (REIT)	0.1%	760	37,749
IDACORP, Inc. (Electric)	0.1%	855	30,113
Kilroy Realty Corp. (REIT)	0.1%	950	31,901
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	0.1%	1,235	31,307
Microsemi Corp.* (Semiconductors)	0.1%	1,805	28,808
Montpelier Re Holdings, Ltd. (Insurance)	0.1%	2,470	40,162
New Jersey Resources Corp. (Gas)	0.1%	855	31,917
Nicor, Inc. (Gas)	0.1%	855	37,440
Nordson Corp. (Machinery-Diversified)	0.1%	475	29,949
Northwest Natural Gas Co. (Gas)	0.1%	855	40,536
NorthWestern Corp. (Electric)	0.1%	1,045	29,469
Olin Corp. (Chemicals)	0.1%	1,425	28,927
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	1,140	29,640
Parametric Technology Corp.* (Software)	0.1%	1,805	32,382
Piedmont Natural Gas Co., Inc. (Gas)	0.1%	1,520	40,462
ProAssurance Corp.* (Insurance)	0.1%	665	39,574
Riverbed Technology, Inc.* (Computers)	0.1%	950	35,235
RLI Corp. (Insurance)	0.1%	665	36,901
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	0.1%	855	36,261
Signature Bank* (Banks)	0.1%	760	29,214
STERIS Corp. (Healthcare-Products)	0.1%	950	30,200
Tibco Software, Inc.* (Internet)	0.1%	2,755	37,358
UMB Financial Corp. (Banks)	0.1%	855	32,165
Veeco Instruments, Inc.* (Semiconductors)	0.1%	665	28,794
VeriFone Systems, Inc.* (Software)	0.1%	1,330	29,100
Woodward Governor Co. (Electronics)	0.1%	1,045	31,601
Other Common Stocks	29.4%	918,937	12,616,573

TOTAL COMMON STOCKS
(Cost $11,165,064)			14,013,770

Repurchase Agreements (68.2%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $5,770,063 (Collateralized by $5,784,400 U.S. Treasury Notes, 1.38%, 5/15/12, market value $5,885,626)	$5,770,000	$5,770,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $9,424,102 (Collateralized by $9,459,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $9,615,097)	9,424,000	9,424,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $7,372,080 (Collateralized by $7,175,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-10/15/13, market value $7,521,944)	7,372,000	7,372,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,922,021 (Collateralized by $1,970,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.60%–1.88%, 1/13/12-6/15/12, market value $1,967,850)	1,922,000	1,922,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,837,038 (Collateralized by $3,859,000 of various U.S. Treasury Obligations, 1.00%–4.50%, 8/31/10-10/31/11, market value $3,913,943)	3,837,000	3,837,000

TOTAL REPURCHASE AGREEMENTS
(Cost $28,325,000)		28,325,000

TOTAL INVESTMENT SECURITIES
(Cost $39,490,064)—101.9%		42,338,770
Net other assets (liabilities)—(1.9)%		(772,949)

NET ASSETS—100.0%		$41,565,821

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $11,415,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$15,777,979	$(324,406)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	53,492,707	(857,315)

		$(1,181,721)

See accompanying notes to the financial statements.

July 31, 2010 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 127

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2010:
		% of
	Value	Net Assets

Advertising	$24,110	0.1%
Aerospace/Defense	161,914	0.4%
Aerospace/Defense Equipment	28,409	0.1%
Agriculture	40,659	0.1%
Airlines	109,021	0.3%
Apparel	303,504	0.7%
Auto Manufacturers	8,068	NM
Auto Parts & Equipment	131,621	0.3%
Banks	861,428	2.1%
Beverages	15,362	NM
Biotechnology	257,378	0.6%
Building Materials	50,761	0.1%
Chemicals	349,110	0.8%
Coal	62,237	0.2%
Commercial Services	862,564	2.1%
Computers	331,658	0.8%
Distribution/Wholesale	114,733	0.3%
Diversified Financial Services	206,654	0.5%
Electric	219,777	0.5%
Electrical Components & Equipment	132,132	0.3%
Electronics	357,647	0.9%
Energy-Alternate Sources	17,519	NM
Engineering & Construction	92,174	0.2%
Entertainment	81,771	0.2%
Environmental Control	112,465	0.3%
Food	234,920	0.6%
Forest Products & Paper	137,564	0.3%
Gas	195,782	0.5%
Hand/Machine Tools	43,653	0.1%
Healthcare-Products	576,609	1.4%
Healthcare-Services	315,985	0.8%
Holding Companies-Diversified	15,748	NM
Home Builders	52,933	0.1%
Home Furnishings	52,294	0.1%
Household Products/Wares	66,081	0.2%
Insurance	439,730	1.1%
Internet	474,679	1.1%
Investment Companies	127,806	0.3%
Iron/Steel	16,838	NM
Leisure Time	91,018	0.2%
Lodging	43,690	0.1%
Machinery-Construction & Mining	11,913	NM
Machinery-Diversified	214,451	0.5%
Media	104,605	0.3%
Metal Fabricate/Hardware	118,895	0.3%
Mining	162,086	0.4%
Miscellaneous Manufacturing	333,436	0.8%
Office Furnishings	68,167	0.2%
Oil & Gas	352,464	0.9%
Oil & Gas Services	238,338	0.6%
Packaging & Containers	22,809	0.1%
Pharmaceuticals	428,665	1.0%
REIT	1,010,700	2.3%
Real Estate	13,774	NM
Retail	910,799	2.2%
Savings & Loans	153,821	0.4%
Semiconductors	461,809	1.1%
Software	553,757	1.3%
Storage/Warehousing	11,398	NM
Telecommunications	600,999	1.5%
Textiles	15,475	NM
Toys/Games/Hobbies	19,488	0.1%
Transportation	267,608	0.6%
Trucking & Leasing	39,813	0.1%
Water	80,494	0.2%
Other**	27,552,051	66.3%

Total	$41,565,821	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

128 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (40.2%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,355	$372,527
Alcoa, Inc. (Mining)	4,355	48,645
American Express Co. (Diversified Financial Services)	4,355	194,407
AT&T, Inc. (Telecommunications)	4,355	112,969
Bank of America Corp. (Banks)	4,355	61,144
Boeing Co. (Aerospace/Defense)	4,355	296,750
Caterpillar, Inc. (Machinery-Construction & Mining)	4,355	303,761
Chevron Corp. (Oil & Gas)	4,355	331,895
Cisco Systems, Inc.* (Telecommunications)	4,355	100,470
Coca-Cola Co. (Beverages)	4,355	240,004
E.I. du Pont de Nemours & Co. (Chemicals)	4,355	177,118
Exxon Mobil Corp. (Oil & Gas)	4,355	259,906
General Electric Co. (Miscellaneous Manufacturing)	4,355	70,203
Hewlett-Packard Co. (Computers)	4,355	200,504
Home Depot, Inc. (Retail)	4,355	124,161
Intel Corp. (Semiconductors)	4,355	89,713
International Business Machines Corp. (Computers)	4,355	559,182
J.P. Morgan Chase & Co. (Diversified Financial Services)	4,355	175,419
Johnson & Johnson (Healthcare-Products)	4,355	252,982
Kraft Foods, Inc. (Food)	4,355	127,210
McDonald’s Corp. (Retail)	4,355	303,674
Merck & Co., Inc. (Pharmaceuticals)	4,355	150,073
Microsoft Corp. (Software)	4,355	112,403
Pfizer, Inc. (Pharmaceuticals)	4,355	65,325
Procter & Gamble Co. (Cosmetics/Personal Care)	4,355	266,352
The Travelers Cos., Inc. (Insurance)	4,355	219,710
United Technologies Corp. (Aerospace/Defense)	4,355	309,640
Verizon Communications, Inc. (Telecommunications)	4,355	126,556
Wal-Mart Stores, Inc. (Retail)	4,355	222,932
Walt Disney Co. (Media)	4,355	146,720

TOTAL COMMON STOCKS
(Cost $3,749,161)		6,022,355

Repurchase Agreements (35.3%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,076,012 (Collateralized by $1,078,700 U.S. Treasury Notes, 1.38%, 5/15/12, market value $1,097,577)	$1,076,000	$1,076,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,758,019 (Collateralized by $1,659,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,795,001)	1,758,000	1,758,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,376,015 (Collateralized by $1,265,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $1,405,466)	1,376,000	1,376,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $358,004 (Collateralized by $375,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $375,000)	358,000	358,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $720,007 (Collateralized by $715,300 of various U.S. Treasury Obligations, 2.00%–4.50%, 9/30/10-9/30/11, market value $734,652)	720,000	720,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,288,000)		5,288,000

TOTAL INVESTMENT SECURITIES
(Cost $9,037,161)—75.5%		11,310,355
Net other assets (liabilities)—24.5%		3,676,630

NET ASSETS—100.0%		$14,986,985

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $1,780,000.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini Dow Jones Futures Contract expiring 9/20/10 (Underlying notional amount at value $364,560)	7	$20,004

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$13,297,546	$(35,265)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	10,341,998	(71,509)

		$(106,774)

UltraDow 30 ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$606,390	4.0%
Banks	61,144	0.4%
Beverages	240,004	1.6%
Chemicals	177,118	1.2%
Computers	759,686	5.1%
Cosmetics/Personal Care	266,352	1.8%
Diversified Financial Services	369,826	2.5%
Food	127,210	0.8%
Healthcare-Products	252,982	1.7%
Insurance	219,710	1.5%
Machinery-Construction & Mining	303,761	2.0%
Media	146,720	1.0%
Mining	48,645	0.3%

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 129

		% of
	Value	Net Assets

Miscellaneous Manufacturing	$442,730	3.0%
Oil & Gas	591,801	3.9%
Pharmaceuticals	215,398	1.4%
Retail	650,767	4.3%
Semiconductors	89,713	0.6%
Software	112,403	0.8%
Telecommunications	339,995	2.3%
Other**	8,964,630	59.8%

Total	$14,986,985	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

130 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (55.8%)
	Shares	Value

Activision Blizzard, Inc. (Software)	44,336	$526,712
Adobe Systems, Inc.* (Software)	20,538	589,851
Altera Corp. (Semiconductors)	16,952	469,910
Amazon.com, Inc.* (Internet)	11,736	1,383,557
Amgen, Inc.* (Biotechnology)	17,767	968,835
Apollo Group, Inc.—Class A* (Commercial Services)	6,194	285,729
Apple Computer, Inc.* (Computers)	50,693	13,040,774
Applied Materials, Inc. (Semiconductors)	27,710	326,978
Autodesk, Inc.* (Software)	9,454	279,271
Automatic Data Processing, Inc. (Software)	14,181	585,250
Baidu, Inc.ADR* (Internet)	10,758	875,809
Bed Bath & Beyond, Inc.* (Retail)	14,181	537,176
Biogen Idec, Inc.* (Biotechnology)	11,573	646,699
BMC Software, Inc.* (Software)	8,476	301,576
Broadcom Corp.—Class A (Semiconductors)	15,974	575,543
C.H. Robinson Worldwide, Inc. (Transportation)	6,520	425,104
CA, Inc. (Software)	19,723	385,782
Celgene Corp.* (Biotechnology)	18,256	1,006,818
Cephalon, Inc.* (Pharmaceuticals)	2,934	166,505
Cerner Corp.* (Software)	3,260	252,487
Check Point Software Technologies, Ltd.* (Internet)	8,150	277,263
Cintas Corp. (Textiles)	7,335	194,084
Cisco Systems, Inc.* (Telecommunications)	81,337	1,876,445
Citrix Systems, Inc.* (Software)	8,802	484,286
Cognizant Technology Solutions Corp.* (Computers)	11,573	631,423
Comcast Corp.—Class A (Media)	57,702	1,123,458
Costco Wholesale Corp. (Retail)	9,291	526,893
Dell, Inc.* (Computers)	28,688	379,829
DENTSPLY International, Inc. (Healthcare-Products)	5,542	166,371
DIRECTV—Class A* (Media)	25,754	957,019
DISH Network Corp.—Class A (Media)	8,639	173,471
eBay, Inc.* (Internet)	38,957	814,591
Electronic Arts, Inc.* (Software)	13,203	210,324
Expedia, Inc. (Internet)	11,084	251,385
Expeditors International of Washington, Inc. (Transportation)	8,313	354,466
Express Scripts, Inc.* (Pharmaceuticals)	19,560	883,721
Fastenal Co. (Distribution/Wholesale)	5,542	272,001
First Solar, Inc.* (Energy-Alternate Sources)	2,934	368,070
Fiserv, Inc.* (Software)	7,661	383,816
Flextronics International, Ltd.* (Electronics)	35,208	218,994
FLIR Systems, Inc.* (Electronics)	6,357	189,184
Foster Wheeler AG* (Engineering & Construction)	5,379	123,825
Garmin, Ltd. (Electronics)	7,335	209,121
Genzyme Corp.* (Biotechnology)	13,366	929,739
Gilead Sciences, Inc.* (Pharmaceuticals)	34,882	1,162,268
Google, Inc.—Class A* (Internet)	6,031	2,924,130
Henry Schein, Inc.* (Healthcare-Products)	3,586	188,229
Hologic, Inc.* (Healthcare-Products)	10,921	154,423
Illumina, Inc.* (Biotechnology)	4,727	211,911
Infosys Technologies, Ltd.ADR (Software)	4,401	266,173
Intel Corp. (Semiconductors)	77,751	1,601,671
Intuit, Inc.* (Software)	15,811	628,487
Intuitive Surgical, Inc.* (Healthcare-Products)	1,630	535,243
J.B. Hunt Transport Services, Inc. (Transportation)	5,053	179,331
Joy Global, Inc. (Machinery-Construction & Mining)	4,075	241,933
KLA -Tencor Corp. (Semiconductors)	8,150	258,111
Lam Research Corp.* (Semiconductors)	5,216	220,063
Liberty Media Holding Corp.—Interactive Series A* (Internet)	21,842	247,251
Life Technologies Corp.* (Biotechnology)	7,335	315,332
Linear Technology Corp. (Semiconductors)	11,899	379,340
Logitech International S.A.GRS* (Computers)	6,846	107,756
Marvell Technology Group, Ltd.* (Semiconductors)	24,613	367,226
Mattel, Inc. (Toys/Games/Hobbies)	16,626	351,806
Maxim Integrated Products, Inc. (Semiconductors)	11,899	208,590
Microchip Technology, Inc. (Semiconductors)	6,031	183,644
Microsoft Corp. (Software)	120,294	3,104,788
Millicom International Cellular S.A. (Telecommunications)	4,238	395,066
Mylan Laboratories, Inc.* (Pharmaceuticals)	12,551	218,387
NetApp, Inc.* (Computers)	14,344	606,751
News Corp.—Class A (Media)	56,887	742,375
NII Holdings, Inc.—Class B* (Telecommunications)	6,520	244,239
NVIDIA Corp.* (Semiconductors)	22,494	206,720
O’Reilly Automotive, Inc.* (Retail)	5,542	273,110
Oracle Corp. (Software)	83,619	1,976,753
PACCAR, Inc. (Auto Manufacturers)	16,300	746,866
Patterson Cos., Inc. (Healthcare-Products)	4,727	126,116
Paychex, Inc. (Commercial Services)	13,692	355,855
Priceline.com, Inc.* (Internet)	1,956	438,926
QIAGEN N.V.* (Biotechnology)	9,454	176,979
Qualcomm, Inc. (Telecommunications)	78,892	3,004,207
Research In Motion, Ltd.* (Computers)	22,168	1,275,325
Ross Stores, Inc. (Retail)	4,890	257,507
SanDisk Corp.* (Computers)	9,291	406,017
Seagate Technology* (Computers)	19,397	243,432
Sears Holdings Corp.* (Retail)	4,727	335,617
Sigma-Aldrich Corp. (Chemicals)	4,727	265,185
Staples, Inc. (Retail)	19,560	397,655
Starbucks Corp. (Retail)	41,402	1,028,840
Stericycle, Inc.* (Environmental Control)	3,586	225,918
Symantec Corp.* (Internet)	33,252	431,279
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	29,503	1,441,222
Urban Outfitters, Inc.* (Retail)	6,683	214,925
VeriSign, Inc.* (Internet)	6,846	192,715
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,476	285,302
Virgin Media, Inc. (Telecommunications)	13,529	291,279
Vodafone Group PLCADR (Telecommunications)	26,080	612,358
Warner Chilcott PLC—Class A* (Pharmaceuticals)	9,943	254,541
Wynn Resorts, Ltd. (Lodging)	5,379	471,631
Xilinx, Inc. (Semiconductors)	14,670	409,586
Yahoo!, Inc.* (Internet)	26,569	368,778

TOTAL COMMON STOCKS
(Cost $28,863,645)		68,389,313

Repurchase Agreements (35.3%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $8,831,096 (Collateralized by $8,852,900 U.S. Treasury Notes, 1.38%, 5/15/12, market value $9,007,825)	$8,831,000	$8,831,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $14,424,156 (Collateralized by $14,395,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $14,713,816)	14,424,000	14,424,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $11,283,122 (Collateralized by $10,852,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-10/15/13, market value $11,512,367)	11,283,000	11,283,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,942,032 (Collateralized by $3,008,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.50%–1.88%, 6/30/11-6/15/12, market value $3,005,207)	2,942,000	2,942,000

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 131

Repurchase Agreements (continued)
	Principal
	Amount	Value

UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $5,871,059 (Collateralized by $5,929,800 of various U.S. Treasury Obligations, 1.13%–4.50%, 8/31/10-12/15/11, market value $5,988,581)	$5,871,000	$5,871,000

TOTAL REPURCHASE AGREEMENTS
(Cost $43,351,000)		43,351,000

TOTAL INVESTMENT SECURITIES
(Cost $72,214,645)—91.1%		111,740,313
Net other assets (liabilities)—8.9%		10,893,391

NET ASSETS—100.0%		$122,633,704

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $21,416,000.

ADR	American Depositary Receipt
GRS	Global Registered Shares

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 9/20/10 (Underlying notional amount at value $10,543,165)	283	$402,290

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$83,380,697	$(799,848)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	82,535,661	(1,085,595)

		$(1,885,443)

UltraNASDAQ-100 ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Auto Manufacturers	$746,866	0.6%
Biotechnology	4,541,615	3.7%
Chemicals	265,185	0.2%
Commercial Services	641,584	0.5%
Computers	16,691,307	13.7%
Distribution/Wholesale	272,001	0.2%
Electronics	617,299	0.5%
Energy-Alternate Sources	368,070	0.3%
Engineering & Construction	123,825	0.1%
Environmental Control	225,918	0.2%
Healthcare-Products	1,170,382	1.0%
Internet	8,205,684	6.7%
Lodging	471,631	0.4%
Machinery-Construction & Mining	241,933	0.2%
Media	2,996,323	2.4%
Pharmaceuticals	4,126,644	3.4%
Retail	3,571,723	2.9%
Semiconductors	5,207,382	4.2%
Software	9,975,556	8.1%
Telecommunications	6,423,594	5.2%
Textiles	194,084	0.2%
Toys/Games/Hobbies	351,806	0.3%
Transportation	958,901	0.8%
Other**	54,244,391	44.2%

Total	$122,633,704	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

132 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Repurchase Agreements (96.2%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,301,025 (Collateralized by $2,306,800 U.S. Treasury Notes, 1.38%, 5/15/12, market value $2,347,169)	$2,301,000	$2,301,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,758,041 (Collateralized by $3,751,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $3,834,467)	3,758,000	3,758,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,941,032 (Collateralized by $2,687,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $3,001,858)	2,941,000	2,941,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $766,008 (Collateralized by $790,000 of various Federal Home Loan Bank Securities, 0.60%–0.67%, 1/13/12-1/25/12, market value $789,175)	766,000	766,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,533,015 (Collateralized by $1,534,000 of various U.S. Treasury Obligations, 2.38%–4.50%, 8/31/10-9/30/11, market value $1,563,816)	1,533,000	1,533,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,299,000)		11,299,000

TOTAL INVESTMENT SECURITIES
(Cost $11,299,000)—96.2%		11,299,000
Net other assets (liabilities)—3.8%		442,028

NET ASSETS—100.0%		$11,741,028

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $1,780,000.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 9/20/10 (Underlying notional amount at value $3,968,730)	54	$146,151

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$12,738,589	$(90,641)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	6,757,942	(53,704)

		$(144,345)

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 133

Common Stocks† (63.0%)
	Shares	Value

America Movil S.A.B. de C.V. (Telecommunications)	42,504	$2,108,623
AngloGold Ashanti, Ltd. (Mining)	20,424	827,580
AU Optronics Corp. (Electronics)	45,264	430,008
Baidu, Inc.* (Internet)	5,520	449,383
Banco Bradesco S.A. (Banks)	105,984	1,974,482
Banco Santander Brasil S.A. (Banks)	32,016	426,453
BRF-Brazil Foods S.A. (Food)	37,536	530,008
Cemex S.A.B. de C.V.* (Building Materials)	53,544	505,455
China Life Insurance Co., Ltd. (Insurance)	26,496	1,779,736
China Mobile, Ltd. (Telecommunications)	47,472	2,418,224
China Petroleum and Chemical Corp. (Oil & Gas)	9,384	755,600
China Telecom Corp., Ltd. (Telecommunications)	7,728	387,559
China Unicom, Ltd. (Telecommunications)	72,312	986,336
Chunghwa Telecom Co., Ltd.* (Telecommunications)	27,048	572,065
CNOOC, Ltd. (Oil & Gas)	8,832	1,487,485
Companhia de Bebidas das Americas (AmBev) (Beverages)	8,832	964,631
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	21,528	327,226
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	46,368	778,519
Companhia Vale Do Rio Doce (Mining)	74,520	2,071,656
Compania de Minas Buenaventura S.A. (Mining)	8,832	341,004
Ctrip.com International, Ltd.* (Internet)	7,728	311,129
Ecopetrol S.A. (Oil & Gas)	11,592	395,519
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	6,072	300,868
Enersis S.A. (Electric)	14,904	309,109
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	12,144	591,170
Gerdau S.A. (Iron/Steel)	37,536	549,527
Gold Fields, Ltd. (Mining)	37,536	507,862
Grupo Televisa S.A. (Media)	28,152	534,888
HDFC Bank, Ltd. (Banks)	6,072	999,330
ICICI Bank, Ltd. (Banks)	23,736	923,568
Infosys Technologies, Ltd. (Software)	32,568	1,969,713
Itau Unibanco Holding S.A. (Banks)	117,024	2,620,167
KB Financial Group, Inc. (Banks)	22,080	944,582
Korea Electric Power Corp.* (Electric)	28,152	396,662
LG. Philips LCD Co., Ltd. (Electronics)	25,392	390,275
Mobile TeleSystems (Telecommunications)	25,944	575,957
PetroChina Co., Ltd. (Oil & Gas)	12,144	1,390,124
Petroleo Brasileiro S.A. (Oil & Gas)	64,032	2,330,765
POSCO (Iron/Steel)	14,904	1,550,165
PT Telekomunikasi Indonesia (Telecommunications)	13,800	518,052
Sasol, Ltd. (Oil & Gas Services)	24,840	984,658
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	12,696	1,050,340
SK Telecom Co., Ltd. (Telecommunications)	18,216	298,378
Sterlite Industries (India), Ltd. (Mining)	20,976	316,947
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	252,816	2,553,442
United Microelectronics Corp. (Semiconductors)	149,040	451,591
VimpelCom, Ltd.* (Telecommunications)	18,445	300,838
Wipro, Ltd. (Computers)	25,392	345,331

TOTAL COMMON STOCKS
(Cost $38,705,386)		44,532,990

Preferred Stocks† (7.9%)

Petroleo Brasileiro S.A. (Oil & Gas)	88,320	2,812,992
Vale S.A. (Mining)	115,920	2,808,741

TOTAL PREFERRED STOCKS
(Cost $5,395,348)		5,621,733

Repurchase Agreements (28.5%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,096,044 (Collateralized by $4,106,200 U.S. Treasury Notes, 1.38%, 5/15/12, market value $4,178,058)	$4,096,000	$4,096,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $6,691,072 (Collateralized by $6,500,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $6,826,926)	6,691,000	6,691,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $5,234,057 (Collateralized by $4,757,000 Federal National Mortgage Association, 4.63%, 10/15/13, market value $5,340,391)	5,234,000	5,234,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,364,015 (Collateralized by $1,400,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $1,400,000)	1,364,000	1,364,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,727,027 (Collateralized by $2,750,700 of various U.S. Treasury Bills, 2.00%–2.38%, 8/31/10-9/30/10, market value $2,781,687)	2,727,000	2,727,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,112,000)		20,112,000

TOTAL INVESTMENT SECURITIES
(Cost $64,212,734)—99.4%		70,266,723
Net other assets (liabilities)—0.6%		393,251

NET ASSETS—100.0%		$70,659,974

†	As of July 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $11,362,000.

See accompanying notes to the financial statements.

134 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$41,785,500	$79,225
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	49,346,585	122,573

		$201,798

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Banks	$7,888,582	11.1%
Beverages	1,555,801	2.2%
Building Materials	505,455	0.7%
Computers	345,331	0.5%
Diversified Financial Services	1,050,340	1.5%
Electric	1,333,865	1.9%
Electronics	820,283	1.2%
Food	530,008	0.7%
Insurance	1,779,736	2.5%
Internet	760,512	1.1%
Iron/Steel	2,878,211	4.1%
Media	534,888	0.8%
Mining	6,873,790	9.7%
Oil & Gas	9,172,485	13.0%
Oil & Gas Services	984,658	1.4%
Semiconductors	3,005,033	4.2%
Software	1,969,713	2.8%
Telecommunications	8,166,032	11.5%
Other**	20,505,251	29.1%

Total	$70,659,974	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2010:
		% of
	Value	Net Assets

Brazil	$17,867,941	25.2%
Chile	609,977	0.8%
China	9,965,576	14.1%
Colombia	395,519	0.6%
India	4,554,889	6.5%
Indonesia	518,052	0.7%
Mexico	3,740,136	5.3%
Peru	668,230	1.0%
Russia	876,795	1.2%
South Africa	2,320,100	3.3%
South Korea	4,630,402	6.6%
Taiwan	4,007,106	5.6%
Other**	20,505,251	29.1%

Total	$70,659,974	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 135

Common Stocks† (59.5%)
	Shares	Value

America Movil S.A.B. de C.V. (Telecommunications)	19,224	$953,703
Banco Bradesco S.A. (Banks)	76,896	1,432,572
Banco Santander Brasil S.A. (Banks)	87,912	1,170,988
Banco Santander Chile S.A. (Banks)	6,480	537,905
Bancolombia S.A. (Banks)	11,448	671,196
BRF-Brazil Foods S.A. (Food)	107,136	1,512,760
Cemex S.A.B. de C.V.* (Building Materials)	42,984	405,769
Centrais Eletricas Brasileiras S.A. (Electric)	31,320	409,666
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Food)	11,016	716,701
Companhia de Bebidas das Americas (AmBev) (Beverages)	14,256	1,557,040
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	43,632	663,206
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	85,968	1,443,403
Companhia Vale Do Rio Doce (Mining)	96,984	2,696,155
Compania de Minas Buenaventura S.A. (Mining)	20,736	800,617
Ecopetrol S.A. (Oil & Gas)	25,272	862,281
Empresa Brasileira de Aeronautica S.A. (Embraer) (Aerospace/Defense)	13,608	358,843
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	12,960	642,168
Enersis S.A. (Electric)	30,672	636,137
Fibria Celulose S.A.* (Forest Products & Paper)	24,624	386,597
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	21,600	1,051,488
Gafisa S.A. (Home Builders)	22,896	346,645
Gerdau S.A. (Iron/Steel)	67,392	986,619
Grupo Televisa S.A. (Media)	44,496	845,424
Itau Unibanco Holding S.A. (Banks)	121,176	2,713,131
Net Servicos de Comunicacao S.A.* (Media)	32,184	348,553
Petroleo Brasileiro S.A. (Oil & Gas)	63,072	2,295,821
Sociedad Quimica y Minera de Chile S.A. (Chemicals)	11,880	451,321
Tele Norte Leste Participacoes S.A. (Telecommunications)	31,536	461,372
Telefonos de Mexico S.A.B. de C.V. (Telecommunications)	23,976	346,453
Telmex Internacional S.A.B. de C.V. (Telecommunications)	31,752	581,379
Ultrapar Participacoes S.A. (Gas)	12,096	627,782
Vivo Participacoes S.A. (Telecommunications)	27,648	739,308

TOTAL COMMON STOCKS
(Cost $19,406,934)		29,653,003

Preferred Stocks† (13.5%)
Centrais Eletricas Brasileiras S.A.—Class B (Electric)	21,168	331,279
Petroleo Brasileiro S.A. (Oil & Gas)	87,048	2,772,479
Vale S.A. (Mining)	150,120	3,637,407

TOTAL PREFERRED STOCKS
(Cost $4,604,752)		6,741,165

Repurchase Agreements (24.8%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,519,027 (Collateralized by $2,525,300 U.S. Treasury Notes, 1.38%, 5/15/12, market value $2,569,492)	$2,519,000	$2,519,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,116,045 (Collateralized by $3,881,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $4,199,155)	4,116,000	4,116,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,220,035 (Collateralized by $2,946,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $3,286,079)	3,220,000	3,220,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $839,009 (Collateralized by $860,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $860,000)	839,000	839,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,680,017 (Collateralized by $1,695,700 of various U.S. Treasury Bills, 2.00%–2.38%, 8/31/10-9/30/10, market value $1,713,758)	1,680,000	1,680,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,374,000)		12,374,000

TOTAL INVESTMENT SECURITIES
(Cost $36,385,686)—97.8%		48,768,168
Net other assets (liabilities)—2.2%		1,075,112

NET ASSETS—100.0%		$49,843,280

†	As of July 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $9,058,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$22,386,362	$141,904
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	40,986,918	288,075

		$429,979

See accompanying notes to the financial statements.

136 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2010

UltraLatin America ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$358,843	0.7%
Banks	6,525,792	13.1%
Beverages	2,608,528	5.2%
Building Materials	405,769	0.8%
Chemicals	451,321	0.9%
Electric	2,682,456	5.4%
Food	2,229,461	4.5%
Forest Products & Paper	386,597	0.8%
Gas	627,782	1.3%
Home Builders	346,645	0.7%
Iron/Steel	2,430,022	4.9%
Media	1,193,977	2.4%
Mining	7,134,179	14.3%
Oil & Gas	5,930,581	11.9%
Telecommunications	3,082,215	6.2%
Other**	13,449,112	27.0%

Total	$49,843,280	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2010:

		% of
	Value	Net Assets

Brazil	$27,608,327	55.3%
Chile	3,068,148	6.2%
Colombia	1,533,477	3.1%
Mexico	4,184,216	8.4%
Other**	13,449,112	27.0%

Total	$49,843,280	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: UltraChina ProFund :: 137

Common Stocks† (71.9%)
	Shares	Value

Aluminum Corp. of China, Ltd.* (Mining)	16,740	$370,958
Baidu, Inc.* (Internet)	8,436	686,775
China Digital TV Holding Co., Ltd.* (Electronics)	16,530	97,858
China Eastern Airlines Corp., Ltd.* (Airlines)	4,104	231,137
China Life Insurance Co., Ltd. (Insurance)	16,872	1,133,292
China Mobile, Ltd. (Telecommunications)	25,992	1,324,033
China Petroleum and Chemical Corp. (Oil & Gas)	9,120	734,342
China Southern Airlines Co., Ltd.* (Airlines)	7,524	183,134
China Telecom Corp., Ltd. (Telecommunications)	10,830	543,125
China Unicom, Ltd. (Telecommunications)	64,296	876,997
City Telecom (H.K.), Ltd. (Telecommunications)	7,410	75,730
CNinsure, Inc. (Insurance)	5,244	123,654
CNOOC, Ltd. (Oil & Gas)	5,928	998,394
Ctrip.com International, Ltd.* (Internet)	12,540	504,860
E-House China Holdings, Ltd. (Real Estate)	11,514	187,678
Focus Media Holding, Ltd.* (Advertising)	13,566	245,952
Giant Interactive Group, Inc. (Internet)	23,028	154,978
Guangshen Railway Co., Ltd. (Transportation)	7,638	139,852
Home Inns & Hotels Management, Inc.* (Lodging)	4,674	196,635
Huaneng Power International, Inc. (Electric)	11,514	269,313
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	31,806	189,246
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	18,582	121,341
Longtop Financial Technologies, Ltd.* (Software)	6,498	216,578
Melco Crown Entertainment, Ltd.* (Lodging)	39,102	152,107
Mindray Medical International, Ltd. (Healthcare-Products)	10,488	324,499
Netease.com, Inc.* (Internet)	9,576	366,761
New Oriental Education & Technology Group, Inc.* (Commercial Services)	3,534	345,625
Perfect World Co., Ltd.* (Internet)	7,182	167,772
PetroChina Co., Ltd. (Oil & Gas)	8,664	991,768
Renesola, Ltd.* (Semiconductors)	18,354	139,123
Semiconductor Manufacturing International Corp.* (Semiconductors)	53,922	188,727
Shanda Games, Ltd.* (Software)	22,686	150,408
Shanda Interactive Entertainment, Ltd.* (Internet)	5,244	209,288
Sinopec Shanghai Petrochemical Co., Ltd. (Chemicals)	4,788	186,971
Spreadtrum Communications, Inc.* (Electronics)	10,830	100,502
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	21,660	215,300
Trina Solar, Ltd.* (Energy-Alternate Sources)	12,084	262,706
VanceInfo Technologies, Inc.* (Computers)	7,410	188,140
WuXi PharmaTech Cayman, Inc.* (Biotechnology)	11,742	176,130
Yanzhou Coal Mining Co., Ltd. (Coal)	18,582	401,371
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	18,468	201,671

TOTAL COMMON STOCKS
(Cost $10,481,972)		14,374,731

Repurchase Agreements (29.2%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,188,013 (Collateralized by $1,191,100 U.S. Treasury Notes, 1.38%, 5/15/12, market value $1,211,944)	$1,188,000	$1,188,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,942,021 (Collateralized by $1,832,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,982,183)	1,942,000	1,942,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,519,016 (Collateralized by $1,399,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $1,551,145)	1,519,000	1,519,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $395,004 (Collateralized by $408,900 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.67%–1.88%, 1/13/12-6/15/12, market value $409,281)	395,000	395,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $795,008 (Collateralized by $787,100 of various U.S. Treasury Obligations, 2.00%–4.50%, 9/30/10-9/30/11, market value $811,132)	795,000	795,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,839,000)		5,839,000

TOTAL INVESTMENT SECURITIES
(Cost $16,320,972)—101.1%		20,213,731
Net other assets (liabilities)—(1.1)%		(212,487)

NET ASSETS—100.0%		$20,001,244

†	As of July 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $2,360,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$19,422,311	$11,717
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	6,232,838	2,860

		$14,577

See accompanying notes to the financial statements.

138 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2010

UltraChina ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$245,952	1.2%
Airlines	414,271	2.1%
Biotechnology	176,130	0.9%
Chemicals	186,971	0.9%
Coal	401,371	2.0%
Commercial Services	345,625	1.7%
Computers	188,140	0.9%
Electric	269,313	1.4%
Electronics	198,360	1.0%
Energy-Alternate Sources	990,264	5.0%
Healthcare-Products	324,499	1.6%
Insurance	1,256,946	6.3%
Internet	2,090,434	10.5%
Lodging	348,742	1.8%
Mining	370,958	1.9%
Oil & Gas	2,724,504	13.6%
Real Estate	187,678	0.9%
Semiconductors	327,850	1.6%
Software	366,986	1.8%
Telecommunications	2,819,885	14.1%
Transportation	139,852	0.7%
Other**	5,626,513	28.1%

Total	$20,001,244	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2010:

		% of
	Value	Net Assets

China	$13,958,167	69.8%
Hong Kong	416,564	2.1%
Other**	5,626,513	28.1%

Total	$20,001,244	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 139

Repurchase Agreements (74.5%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $2,582,028 (Collateralized by $2,588,400 U.S. Treasury Notes, 1.38%, 5/15/12, market value $2,633,697)	$2,582,000	$2,582,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $4,217,046 (Collateralized by $4,252,000 Federal National Mortgage Association, 2.40%, 8/24/12, market value $4,302,236)	4,217,000	4,217,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $3,299,036 (Collateralized by $2,998,000 Federal National Mortgage Association, 4.63%, 10/15/13, market value $3,365,670)	3,299,000	3,299,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $860,009 (Collateralized by $880,000 Federal Home Loan Bank, 0.60%, 1/25/12, market value $878,900)	860,000	860,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $1,716,017 (Collateralized by $1,738,200 U.S. Treasury Bills, 1.50%, 10/31/10, market value $1,750,337)	1,716,000	1,716,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,674,000)		12,674,000

TOTAL INVESTMENT SECURITIES
(Cost $12,674,000)—74.5%		12,674,000
Net other assets (liabilities)—25.5%		4,333,913

NET ASSETS—100.0%		$17,007,913

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 9/10/10 (Underlying notional amount at value $31,684,950)	666	$329,649

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$2,312,037	$(32,725)

See accompanying notes to the financial statements.

140 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Repurchase Agreements (106.6%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $21,278,231 (Collateralized by $20,178,200 of various U.S. Treasury Notes, 1.38%–3.75%, 5/15/12-11/15/18, market value $21,703,822)	$21,278,000	$21,278,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $34,754,377 (Collateralized by $33,958,000 of various U.S. Government Agency Obligations, 2.40%–5.25%, 7/18/11-12/21/12, market value $35,450,458)	34,754,000	34,754,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $27,188,295 (Collateralized by $27,251,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-3/15/16, market value $27,733,874)	27,188,000	27,188,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $7,092,077 (Collateralized by $7,230,000 of various Federal Home Loan Bank Securities, 0.50%–0.67%, 6/30/11-1/25/12, market value $7,236,031)	7,092,000	7,092,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $14,127,141 (Collateralized by $14,152,500 of various U.S. Treasury Notes, 1.00%–4.50%, 9/30/11-7/15/12, market value $14,409,690)	14,127,000	14,127,000

TOTAL REPURCHASE AGREEMENTS
(Cost $104,439,000)		104,439,000

TOTAL INVESTMENT SECURITIES
(Cost $104,439,000)—106.6%		104,439,000
Net other assets (liabilities)—(6.6)%		(6,508,383)

NET ASSETS—100.0%		$97,930,617

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $18,222,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $13,176,000)	240	$(157,927)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(17,740,790)	$(1,030)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(67,026,320)	(5,556)

		$(6,586)

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 141

Repurchase Agreements (54.9%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,990,032 (Collateralized by $2,997,600 U.S. Treasury Notes, 1.38%, 5/15/12, market value $3,050,058)	$2,990,000	$2,990,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,884,053 (Collateralized by $4,868,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $4,984,380)	4,884,000	4,884,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,821,041 (Collateralized by $3,493,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $3,899,386)	3,821,000	3,821,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $995,011 (Collateralized by $1,024,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.60%–1.88%, 1/13/12-6/15/12, market value $1,023,066)	995,000	995,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,992,020 (Collateralized by $1,998,400 of various U.S. Treasury Obligations, 1.50%–4.50%, 10/31/10-9/30/11, market value $2,032,047)	1,992,000	1,992,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,682,000)		14,682,000

TOTAL INVESTMENT SECURITIES
(Cost $14,682,000)—54.9%		14,682,000
Net other assets (liabilities)—45.1%		12,042,014

NET ASSETS—100.0%		$26,724,014

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $2,608,000.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 9/20/10 (Underlying notional amount at value $324,550)	5	$(16,711)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(15,443,450)	$(3,781)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(10,872,115)	(3,965)

		$(7,746)

See accompanying notes to the financial statements.

142 :: Short NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Repurchase Agreements (104.3%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,432,016 (Collateralized by $1,435,700 U.S. Treasury Notes, 1.38%, 5/15/12, market value $1,460,825)	$1,432,000	$1,432,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,341,025 (Collateralized by $2,209,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $2,390,088)	2,341,000	2,341,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,830,020 (Collateralized by $1,674,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $1,867,796)	1,830,000	1,830,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $476,005 (Collateralized by $490,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $490,000)	476,000	476,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $959,010 (Collateralized by $959,200 of various U.S. Treasury Obligations, 2.00%–4.50%, 9/30/10-9/30/11, market value $978,337)	959,000	959,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,038,000)		7,038,000

TOTAL INVESTMENT SECURITIES
(Cost $7,038,000)—104.3%		7,038,000
Net other assets (liabilities)—(4.3)%		(292,731)

NET ASSETS—100.0%		$6,745,269

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $1,400,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(747,117)	$59,480
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(5,989,739)	28,747

		$88,227

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: UltraBear ProFund :: 143

Repurchase Agreements (98.8%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $15,945,173 (Collateralized by $14,973,600 of various U.S. Treasury Notes, 1.38%–3.75%, 5/15/12-11/15/18, market value $16,264,102)	$15,945,000	$15,945,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $26,044,282 (Collateralized by $25,287,000 of various Federal Home Loan Mortgage Corp. Securities, 4.13%–5.25%, 7/18/11-12/21/12, market value $26,566,264)	26,044,000	26,044,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $20,374,221 (Collateralized by $20,553,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-9/28/12, market value $20,782,915)	20,374,000	20,374,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $5,314,058 (Collateralized by $5,420,000 of various Federal Home Loan Bank Securities, 0.50%–0.67%, 6/30/11-1/13/12, market value $5,426,544)	5,314,000	5,314,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $10,587,106 (Collateralized by $10,660,600 of various U.S. Treasury Obligations, 0.88%–2.00%, 9/30/10-7/15/12, market value $10,798,847)	10,587,000	10,587,000

TOTAL REPURCHASE AGREEMENTS
(Cost $78,264,000)		78,264,000

TOTAL INVESTMENT SECURITIES
(Cost $78,264,000)—98.8%		78,264,000
Net other assets (liabilities)—1.2%		955,164

NET ASSETS—100.0%		$79,219,164

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $30,595,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $5,544,900)	101	$11,033

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(26,068,474)	$(1,513)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(127,092,758)	(8,964)

		$(10,477)

See accompanying notes to the financial statements.

144 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Repurchase Agreements (132.6%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $959,010 (Collateralized by $961,400 U.S. Treasury Notes, 1.38%, 5/15/12, market value $978,224)	$959,000	$959,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,568,017 (Collateralized by $1,479,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,600,245)	1,568,000	1,568,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,227,013 (Collateralized by $1,127,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $1,252,364)	1,227,000	1,227,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $319,003 (Collateralized by $330,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $330,000)	319,000	319,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $642,006 (Collateralized by $638,000 of various U.S. Treasury Obligations, 2.00%–4.50%, 9/30/10-9/30/11, market value $655,022)	642,000	642,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,715,000)		4,715,000

TOTAL INVESTMENT SECURITIES
(Cost $4,715,000)—132.6%		4,715,000
Net other assets (liabilities)—(32.6)%		(1,159,463)

NET ASSETS—100.0%		$3,555,537

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $1,560,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/20/10 (Underlying notional amount at value $682,380)	9	$(11,187)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(339,107)	$5,282
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(6,080,953)	(24,609)

		$(19,327)

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 145

Repurchase Agreements (63.1%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,943,054 (Collateralized by $4,955,400 U.S. Treasury Notes, 1.38%, 5/15/12, market value $5,042,119)	$4,943,000	$4,943,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $8,074,087 (Collateralized by $7,974,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $8,236,881)	8,074,000	8,074,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $6,316,068 (Collateralized by $6,207,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-10/15/13, market value $6,444,555)	6,316,000	6,316,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,646,018 (Collateralized by $1,690,000 of various Federal Home Loan Bank Securities, 0.60%–0.67%, 1/13/12-1/25/12, market value $1,688,556)	1,646,000	1,646,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,291,033 (Collateralized by $3,310,400 of various U.S. Treasury Obligations, 1.00%–4.50%, 8/31/10-10/31/11, market value $3,357,051)	3,291,000	3,291,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,270,000)		24,270,000

TOTAL INVESTMENT SECURITIES
(Cost $24,270,000)—63.1%		24,270,000
Net other assets (liabilities)—36.9%		14,184,816

NET ASSETS—100.0%		$38,454,816

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $7,653,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 9/20/10 (Underlying notional amount at value $3,115,680)	48	$(149,368)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(44,796,543)	$(7,626)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(29,019,076)	(10,583)

		$(18,209)

See accompanying notes to the financial statements.

146 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Repurchase Agreements (141.2%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,054,033 (Collateralized by $3,061,700 U.S. Treasury Notes, 1.38%, 5/15/12, market value $3,115,279)	$3,054,000	$3,054,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,989,054 (Collateralized by $4,943,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $5,090,436)	4,989,000	4,989,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,902,042 (Collateralized by $3,555,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $3,980,963)	3,902,000	3,902,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,016,011 (Collateralized by $1,040,000 of various Federal Home Loan Bank Securities, 0.60%–0.67%, 1/13/12-1/25/12, market value $1,039,050)	1,016,000	1,016,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,036,020 (Collateralized by $2,052,500 of various U.S. Treasury Obligations, 1.50%–4.50%, 9/30/10-9/30/11, market value $2,076,867)	2,036,000	2,036,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,997,000)		14,997,000

TOTAL INVESTMENT SECURITIES
(Cost $14,997,000)—141.2%		14,997,000
Net other assets (liabilities)—(41.2)%		(4,373,623)

NET ASSETS—100.0%		$10,623,377

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $4,046,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini Dow Jones Futures Contract expiring 9/20/10 (Underlying notional amount at value $4,062,240)	78	$(154,572)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(2,248,371)	$77,446
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(14,985,993)	55,954

		$133,400

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: UltraShort NASDAQ-100 ProFund :: 147

Repurchase Agreements (103.9%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $6,720,073 (Collateralized by $6,736,800 U.S. Treasury Notes, 1.38%, 5/15/12, market value $6,854,693)	$6,720,000	$6,720,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $10,976,119 (Collateralized by $10,581,000 of various Federal Home Loan Mortgage Corp. Securities, 4.13%–5.25%, 7/18/11-12/21/12, market value $11,198,093)	10,976,000	10,976,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $8,586,093 (Collateralized by $8,459,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-10/15/13, market value $8,761,058)	8,586,000	8,586,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,238,024 (Collateralized by $2,285,900 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.50%–1.88%, 6/30/11-6/15/12, market value $2,288,673)	2,238,000	2,238,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,472,045 (Collateralized by $4,510,700 of various U.S. Treasury Obligations, 1.13%–4.50%, 9/30/10-12/15/11, market value $4,561,751)	4,472,000	4,472,000

TOTAL REPURCHASE AGREEMENTS
(Cost $32,992,000)		32,992,000

TOTAL INVESTMENT SECURITIES
(Cost $32,992,000)—103.9%		32,992,000
Net other assets (liabilities)—(3.9)%		(1,224,145)

NET ASSETS—100.0%		$31,767,855

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $8,743,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 9/20/10 (Underlying notional amount at value $4,023,540)	108	$(98,674)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(39,587,796)	$(84,677)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(19,894,006)	(39,628)

		$(124,305)

See accompanying notes to the financial statements.

148 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Repurchase Agreements (95.3%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,023,033 (Collateralized by $3,030,600 U.S. Treasury Notes, 1.38%, 5/15/12, market value $3,083,635)	$3,023,000	$3,023,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,939,054 (Collateralized by $4,862,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $5,038,930)	4,939,000	4,939,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,863,042 (Collateralized by $3,513,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $3,940,726)	3,863,000	3,863,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,006,011 (Collateralized by $1,035,000 of various Federal Home Loan Bank Securities, 0.60%–0.67%, 1/13/12-1/25/12, market value $1,034,569)	1,006,000	1,006,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,016,020 (Collateralized by $2,031,600 of various U.S. Treasury Obligations, 2.00%–4.50%, 8/31/10-9/30/11, market value $2,056,450)	2,016,000	2,016,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,847,000)		14,847,000

TOTAL INVESTMENT SECURITIES
(Cost $14,847,000)—95.3%		14,847,000
Net other assets (liabilities)—4.7%		729,107

NET ASSETS—100.0%		$15,576,107

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $5,430,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 9/20/10 (Underlying notional amount at value $3,748,245)	51	$(138,325)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(3,271,052)	$19,793
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(23,985,996)	38,528

		$58,321

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 149

Repurchase Agreements (88.1%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,385,015 (Collateralized by $1,388,500 U.S. Treasury Notes, 1.38%, 5/15/12, market value $1,412,799)	$1,385,000	$1,385,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,262,025 (Collateralized by $2,134,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $2,308,940)	2,262,000	2,262,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,770,019 (Collateralized by $1,623,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $1,807,034)	1,770,000	1,770,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $461,005 (Collateralized by $475,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $475,000)	461,000	461,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $924,009 (Collateralized by $921,000 of various U.S. Treasury Obligations, 2.00%–4.50%, 9/30/10-9/30/11, market value $942,578)	924,000	924,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,802,000)		6,802,000

TOTAL INVESTMENT SECURITIES
(Cost $6,802,000)—88.1%		6,802,000
Net other assets (liabilities)—11.9%		918,249

NET ASSETS—100.0%		$7,720,249

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $1,822,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(9,295,936)	$(17,850)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(6,154,777)	(15,646)

		$(33,496)

See accompanying notes to the financial statements.

150 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Repurchase Agreements (110.4%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $922,010 (Collateralized by $924,500 U.S. Treasury Notes, 1.38%, 5/15/12, market value $940,679)	$922,000	$922,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,506,016 (Collateralized by $1,421,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,537,490)	1,506,000	1,506,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,178,013 (Collateralized by $1,079,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $1,203,671)	1,178,000	1,178,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $306,003 (Collateralized by $315,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.67%–1.88%, 1/13/12-6/15/12, market value $315,137)	306,000	306,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $620,006 (Collateralized by $619,900 of various U.S. Treasury Obligations, 2.00%–4.50%, 9/30/10-9/30/11, market value $632,502)	620,000	620,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,532,000)		4,532,000

TOTAL INVESTMENT SECURITIES
(Cost $4,532,000)—110.4%		4,532,000
Net other assets (liabilities)—(10.4)%		(426,277)

NET ASSETS—100.0%		$4,105,723

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $930,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(7,352,863)	$(64,258)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(860,915)	(6,115)

		$(70,373)

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 151

Repurchase Agreements (105.6%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,037,011 (Collateralized by $1,039,700 U.S. Treasury Notes, 1.38%, 5/15/12, market value $1,057,895)	$1,037,000	$1,037,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,694,018 (Collateralized by $1,600,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,731,164)	1,694,000	1,694,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,325,014 (Collateralized by $1,243,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $1,353,517)	1,325,000	1,325,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $344,004 (Collateralized by $360,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $360,000)	344,000	344,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $697,007 (Collateralized by $669,000 U.S. Treasury Notes, 4.50%, 9/30/11, market value $711,067)	697,000	697,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,097,000)		5,097,000

TOTAL INVESTMENT SECURITIES
(Cost $5,097,000)—105.6%		5,097,000
Net other assets (liabilities)—(5.6)%		(272,333)

NET ASSETS—100.0%		$4,824,667

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $2,530,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(5,103,562)	$(14,158)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(4,542,221)	(2,633)

		$(16,791)

See accompanying notes to the financial statements.

152 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Repurchase Agreements (64.5%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $721,008 (Collateralized by $722,800 U.S. Treasury Notes, 1.38%, 5/15/12, market value $735,449)	$721,000	$721,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $1,178,013 (Collateralized by $1,111,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,202,077)	1,178,000	1,178,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $921,010 (Collateralized by $837,000 Federal National Mortgage Association, 4.63%, 10/15/13, market value $939,648)	921,000	921,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $240,003 (Collateralized by $245,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $245,000)	240,000	240,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $480,005 (Collateralized by $485,000 U.S. Treasury Bills, 2.00%, 9/30/10, market value $489,657)	480,000	480,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,540,000)		3,540,000

Options Purchased(NM)
	Contracts	Value

Nikkei 225 Future Call Option exercise @ 13,000, expiring 8/20/10	300	$2,250

TOTAL OPTIONS PURCHASED
(Cost $4,950)		2,250

TOTAL INVESTMENT SECURITIES
(Cost $3,544,950)—64.5%		3,542,250
Net other assets (liabilities)—35.5%		1,947,109

NET ASSETS—100.0%		$5,489,359

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 9/10/10 (Underlying notional amount at value $9,990,750)	210	$293,625

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$(977,288)	$13,791

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 153

Common Stocks (67.5%)
	Shares	Value

Associated Banc-Corp (Banks)	2,338	$31,773
Astoria Financial Corp. (Savings & Loans)	1,169	15,478
BancorpSouth, Inc. (Banks)	1,169	17,138
Bank of America Corp. (Banks)	138,777	1,948,429
Bank of Hawaii Corp. (Banks)	668	33,273
BB&T Corp. (Banks)	9,686	240,503
BOK Financial Corp. (Banks)	334	16,269
CapitalSource, Inc. (Diversified Financial Services)	4,175	22,462
Capitol Federal Financial (Savings & Loans)	334	10,498
Cathay Bancorp, Inc. (Banks)	1,169	13,747
Citigroup, Inc.* (Diversified Financial Services)	294,755	1,208,496
City National Corp. (Banks)	668	37,856
Comerica, Inc. (Banks)	2,505	96,092
Commerce Bancshares, Inc. (Banks)	1,002	39,228
Cullen/Frost Bankers, Inc. (Banks)	835	46,100
East West Bancorp, Inc. (Banks)	2,004	31,242
F.N.B. Corp. (Banks)	1,670	14,312
Fifth Third Bancorp (Banks)	11,189	142,212
First Financial Bankshares, Inc. (Banks)	334	16,373
First Horizon National Corp.* (Banks)	3,172	36,383
First Midwest Bancorp, Inc. (Banks)	1,002	12,605
First Niagara Financial Group, Inc. (Savings & Loans)	2,839	38,071
FirstMerit Corp. (Banks)	1,503	29,624
Fulton Financial Corp. (Banks)	2,839	25,863
Glacier Bancorp, Inc. (Banks)	1,002	16,012
Hancock Holding Co. (Banks)	501	15,286
Hudson City Bancorp, Inc. (Savings & Loans)	6,847	85,040
Huntington Bancshares, Inc. (Banks)	10,020	60,721
IBERIABANK Corp. (Banks)	334	17,355
International Bancshares Corp. (Banks)	668	11,583
J.P. Morgan Chase & Co. (Diversified Financial Services)	55,444	2,233,284
KeyCorp (Banks)	12,358	104,549
M&T Bank Corp. (Banks)	1,169	102,100
Marshall & Ilsley Corp. (Banks)	7,348	51,656
MB Financial, Inc. (Banks)	668	11,583
National Penn Bancshares, Inc. (Banks)	1,837	12,234
New York Community Bancorp (Savings & Loans)	6,012	103,767
NewAlliance Bancshares, Inc. (Savings & Loans)	1,336	16,259
Northern Trust Corp. (Banks)	3,340	156,947
Old National Bancorp (Banks)	1,169	12,298
PacWest Bancorp (Banks)	501	10,486
Park National Corp. (Banks)	167	11,202
People’s United Financial, Inc. (Banks)	5,177	71,650
PNC Financial Services Group (Banks)	7,348	436,398
Popular, Inc.* (Banks)	9,018	25,882
PrivateBancorp, Inc. (Banks)	1,002	12,395
Prosperity Bancshares, Inc. (Banks)	668	22,632
Provident Financial Services, Inc. (Savings & Loans)	835	10,696
Regions Financial Corp. (Banks)	16,533	121,187
Sterling Bancshares, Inc. (Banks)	1,503	7,801
SunTrust Banks, Inc. (Banks)	7,014	182,013
Susquehanna Bancshares, Inc. (Banks)	1,837	15,890
SVB Financial Group* (Banks)	501	21,638
Synovus Financial Corp. (Banks)	6,012	15,751
TCF Financial Corp. (Banks)	1,837	29,098
TFS Financial Corp. (Savings & Loans)	1,336	16,647
TrustCo Bank Corp. NY (Banks)	1,002	5,832
Trustmark Corp. (Banks)	835	18,370
U.S. Bancorp (Banks)	26,720	638,608
UMB Financial Corp. (Banks)	501	18,848
Umpqua Holdings Corp. (Banks)	1,503	18,833
United Bankshares, Inc. (Banks)	668	17,054
Valley National Bancorp (Banks)	2,338	33,924
Washington Federal, Inc. (Savings & Loans)	1,503	26,152
Webster Financial Corp. (Banks)	1,002	18,677
Wells Fargo & Co. (Banks)	68,470	1,898,673
Westamerica Bancorp (Banks)	334	17,956
Whitney Holding Corp. (Banks)	1,336	10,848
Wilmington Trust Corp. (Banks)	1,336	13,547
Wintrust Financial Corp. (Banks)	501	15,591
Zions Bancorp (Banks)	2,171	48,174

TOTAL COMMON STOCKS
(Cost $7,351,715)		10,947,154

Repurchase Agreements (30.0%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $989,011 (Collateralized by $991,600 U.S. Treasury Notes, 1.38%, 5/15/12, market value $1,008,953)	$989,000	$989,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,616,018 (Collateralized by $1,525,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,650,016)	1,616,000	1,616,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,264,014 (Collateralized by $1,186,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $1,291,449)	1,264,000	1,264,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $329,004 (Collateralized by $345,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $345,000)	329,000	329,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $665,007 (Collateralized by $638,300 U.S. Treasury Notes, 4.50%, 9/30/11, market value $678,437)	665,000	665,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,863,000)		4,863,000

TOTAL INVESTMENT SECURITIES
(Cost $12,214,715)—97.5%		15,810,154
Net other assets (liabilities)—2.5%		401,451

NET ASSETS—100.0%		$16,211,605

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $2,390,000.

See accompanying notes to the financial statements.

154 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$4,300,633	$(48,598)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	9,124,954	(143,366)

		$(191,964)

Banks UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Banks	$7,160,304	44.1%
Diversified Financial Services	3,464,242	21.4%
Savings & Loans	322,608	2.0%
Other**	5,264,451	32.5%

Total	$16,211,605	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 155

Common Stocks (67.2%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	9,860	$715,639
Airgas, Inc. (Chemicals)	3,480	227,209
AK Steel Holding Corp. (Iron/Steel)	5,365	75,056
Albemarle Corp. (Chemicals)	4,495	196,072
Alcoa, Inc. (Mining)	50,605	565,258
Allegheny Technologies, Inc. (Iron/Steel)	4,640	220,910
Alpha Natural Resources, Inc.* (Coal)	5,945	227,872
Arch Coal, Inc. (Coal)	8,120	192,363
Ashland, Inc. (Chemicals)	3,480	176,958
Avery Dennison Corp. (Household Products/Wares)	5,075	181,939
Cabot Corp. (Chemicals)	2,465	72,717
Calgon Carbon Corp.* (Environmental Control)	2,755	36,476
Carpenter Technology Corp. (Iron/Steel)	2,175	76,016
Celanese Corp.—Series A (Chemicals)	7,830	219,945
CF Industries Holdings, Inc. (Chemicals)	3,480	282,541
Cliffs Natural Resources, Inc. (Iron/Steel)	6,670	377,322
Coeur d’Alene Mines Corp.* (Mining)	4,350	66,251
Commercial Metals Co. (Metal Fabricate/Hardware)	5,510	79,289
Compass Minerals International, Inc. (Mining)	1,595	112,751
CONSOL Energy, Inc. (Coal)	11,165	418,464
Cytec Industries, Inc. (Chemicals)	2,465	123,053
Domtar Corp. (Forest Products & Paper)	2,030	118,755
E.I. du Pont de Nemours & Co. (Chemicals)	44,660	1,816,322
Eastman Chemical Co. (Chemicals)	3,335	208,904
Ecolab, Inc. (Chemicals)	11,600	567,356
FMC Corp. (Chemicals)	3,625	226,526
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	21,315	1,524,875
Fuller (H.B.) Co. (Chemicals)	2,465	50,385
Hecla Mining Co.* (Mining)	12,035	59,453
Huntsman Corp. (Chemicals)	9,570	100,198
International Flavors & Fragrances, Inc. (Chemicals)	3,915	177,663
International Paper Co. (Forest Products & Paper)	20,010	484,242
Intrepid Potash, Inc.* (Chemicals)	2,175	52,635
Kaiser Aluminum Corp. (Mining)	725	29,725
Lubrizol Corp. (Chemicals)	3,335	311,789
Massey Energy Co. (Coal)	5,075	155,193
Minerals Technologies, Inc. (Chemicals)	870	45,388
NewMarket Corp. (Chemicals)	580	62,170
Newmont Mining Corp. (Mining)	23,925	1,337,407
Nucor Corp. (Iron/Steel)	14,210	556,179
Olin Corp. (Chemicals)	3,480	70,644
OM Group, Inc.* (Chemicals)	1,595	43,065
Patriot Coal Corp.* (Coal)	3,770	45,466
Peabody Energy Corp. (Coal)	13,195	595,754
PPG Industries, Inc. (Chemicals)	8,265	574,170
Praxair, Inc. (Chemicals)	15,370	1,334,423
Reliance Steel & Aluminum Co. (Iron/Steel)	3,190	125,303
Rockwood Holdings, Inc.* (Chemicals)	2,465	72,003
Royal Gold, Inc. (Mining)	2,610	115,179
RPM, Inc. (Chemicals)	6,380	119,753
RTI International Metals, Inc.* (Mining)	1,450	41,151
Schulman (A.), Inc. (Chemicals)	1,595	31,246
Sensient Technologies Corp. (Chemicals)	2,465	72,619
Sigma-Aldrich Corp. (Chemicals)	5,220	292,842
Solutia, Inc.* (Chemicals)	6,090	85,930
Southern Copper Corp. (Mining)	10,585	332,475
Steel Dynamics, Inc. (Iron/Steel)	10,730	153,654
The Dow Chemical Co. (Chemicals)	56,695	1,549,474
The Mosaic Co. (Chemicals)	7,395	352,372
Titanium Metals Corp.* (Mining)	4,205	93,099
United States Steel Corp. (Iron/Steel)	7,105	314,965
USEC, Inc.* (Mining)	5,510	30,470
W.R. Grace & Co.* (Chemicals)	3,045	78,165
Walter Energy, Inc. (Holding Companies—Diversified)	2,610	186,093
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,190	45,713

TOTAL COMMON STOCKS
(Cost $9,759,711)		19,285,294

Repurchase Agreements (35.3%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,065,022 (Collateralized by $2,070,300 U.S. Treasury Notes, 1.38%, 5/15/12, market value $2,106,530)	$2,065,000	$2,065,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,372,037 (Collateralized by $3,180,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $3,440,688)	3,372,000	3,372,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,637,029 (Collateralized by $2,429,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $2,691,442)	2,637,000	2,637,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $687,007 (Collateralized by $710,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $710,000)	687,000	687,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,376,014 (Collateralized by $1,378,200 of various U.S. Treasury Obligations, 2.00%–4.50%, 8/31/10-9/30/11, market value $1,403,590)	1,376,000	1,376,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,137,000)		10,137,000

TOTAL INVESTMENT SECURITIES
(Cost $19,896,711)—102.5%		29,422,294
Net other assets (liabilities)—(2.5)%		(713,712)

NET ASSETS—100.0%		$28,708,582

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $4,310,000.

See accompanying notes to the financial statements.

156 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$10,203,090	$(82,904)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	13,575,789	(117,844)

		$(200,748)

Basic Materials UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Chemicals	$10,310,176	35.9%
Coal	1,635,112	5.7%
Environmental Control	36,476	0.1%
Forest Products & Paper	602,997	2.1%
Holding Companies-Diversified	186,093	0.7%
Household Products/Wares	181,939	0.6%
Iron/Steel	1,899,405	6.6%
Metal Fabricate/Hardware	125,002	0.5%
Mining	4,308,094	15.0%
Other**	9,423,288	32.8%

Total	$28,708,582	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 157

Common Stocks (71.2%)
	Shares	Value

Acorda Therapeutics, Inc.* (Biotechnology)	1,134	$36,674
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,673	145,304
Amgen, Inc.* (Biotechnology)	28,836	1,572,427
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	3,888	73,561
Biogen Idec, Inc.* (Biotechnology)	6,804	380,208
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,078	67,254
Celera Corp.* (Biotechnology)	2,430	16,257
Celgene Corp.* (Biotechnology)	13,851	763,883
Charles River Laboratories International, Inc.* (Biotechnology)	2,025	62,937
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,701	36,708
Dendreon Corp.* (Biotechnology)	4,050	133,285
Gen-Probe, Inc.* (Healthcare-Products)	1,458	65,566
Genzyme Corp.* (Biotechnology)	8,019	557,802
Gilead Sciences, Inc.* (Pharmaceuticals)	26,730	890,644
Human Genome Sciences, Inc.* (Biotechnology)	5,670	147,080
Illumina, Inc.* (Biotechnology)	3,645	163,405
Incyte, Corp.* (Biotechnology)	3,402	44,294
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,754	27,237
Life Technologies Corp.* (Biotechnology)	5,508	236,789
Myriad Genetics, Inc.* (Biotechnology)	2,916	42,311
Nektar Therapeutics* (Biotechnology)	2,754	35,967
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,863	48,438
PDL BioPharma, Inc. (Biotechnology)	3,564	22,168
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,944	47,025
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,025	27,742
Techne Corp. (Healthcare-Products)	1,134	66,226
United Therapeutics Corp.* (Pharmaceuticals)	1,458	71,282
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,075	204,484

TOTAL COMMON STOCKS
(Cost $2,758,908)		5,986,958

Repurchase Agreements (28.4%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $484,005 (Collateralized by $485,300 U.S. Treasury Notes, 1.38%, 5/15/12, market value $493,793)	$484,000	$484,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $792,009 (Collateralized by $749,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $810,401)	792,000	792,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $620,007 (Collateralized by $582,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $633,747)	620,000	620,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $160,002 (Collateralized by $170,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $170,000)	160,000	160,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $328,003 (Collateralized by $314,900 U.S. Treasury Notes, 4.50%, 9/30/11, market value $334,701)	328,000	328,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,384,000)		2,384,000

TOTAL INVESTMENT SECURITIES
(Cost $5,142,908)—99.6%		8,370,958
Net other assets (liabilities)—0.4%		29,576

NET ASSETS—100.0%		$8,400,534

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $1,600,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$3,027,908	$(10,094)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	3,558,549	(11,400)

		$(21,494)

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Biotechnology	$4,640,042	55.1%
Healthcare-Products	131,792	1.6%
Pharmaceuticals	1,215,124	14.5%
Other**	2,413,576	28.8%

Total	$8,400,534	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

158 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (74.5%)
	Shares	Value

Activision Blizzard, Inc. (Software)	1,064	$12,640
Alberto-Culver Co. (Cosmetics/Personal Care)	171	5,005
Altria Group, Inc. (Agriculture)	3,990	88,418
Archer-Daniels-Midland Co. (Agriculture)	1,121	30,671
Avon Products, Inc. (Cosmetics/Personal Care)	836	26,025
BorgWarner, Inc.* (Auto Parts & Equipment)	228	10,000
Briggs & Stratton Corp. (Machinery-Diversified)	95	1,802
Brown-Forman Corp. (Beverages)	209	13,211
Brunswick Corp. (Leisure Time)	171	2,893
Bunge, Ltd. (Agriculture)	285	14,150
Callaway Golf Co. (Leisure Time)	133	898
Campbell Soup Co. (Food)	399	14,324
Carter’s, Inc.* (Apparel)	114	2,763
Central European Distribution Corp.* (Distribution/Wholesale)	114	2,972
Chiquita Brands International, Inc.* (Food)	95	1,395
Church & Dwight, Inc. (Household Products/Wares)	133	8,814
Clorox Co. (Household Products/Wares)	266	17,258
Coach, Inc. (Apparel)	589	21,775
Coca-Cola Co. (Beverages)	4,085	225,124
Coca-Cola Enterprises, Inc. (Beverages)	627	17,995
Colgate-Palmolive Co. (Cosmetics/Personal Care)	950	75,031
ConAgra Foods, Inc. (Food)	855	20,075
Constellation Brands, Inc.* (Beverages)	380	6,483
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	114	2,464
Corn Products International, Inc. (Food)	133	4,434
D.R. Horton, Inc. (Home Builders)	532	5,863
Dana Holding Corp.* (Auto Parts & Equipment)	266	3,160
Darling International, Inc.* (Environmental Control)	152	1,240
Dean Foods Co.* (Food)	342	3,919
Deckers Outdoor Corp.* (Apparel)	57	2,901
Del Monte Foods Co. (Food)	380	5,274
Dr. Pepper Snapple Group, Inc. (Beverages)	475	17,836
Eastman Kodak Co.* (Miscellaneous Manufacturing)	494	1,961
Electronic Arts, Inc.* (Software)	627	9,988
Energizer Holdings, Inc.* (Electrical Components & Equipment)	133	8,182
Flowers Foods, Inc. (Food)	171	4,143
Ford Motor Co.* (Auto Manufacturers)	6,384	81,524
Fossil, Inc.* (Household Products/Wares)	95	3,762
Fresh Del Monte Produce, Inc.* (Food)	76	1,584
Garmin, Ltd. (Electronics)	228	6,500
General Mills, Inc. (Food)	1,197	40,937
Gentex Corp. (Electronics)	266	5,126
Genuine Parts Co. (Distribution/Wholesale)	304	13,020
Green Mountain Coffee Roasters, Inc.* (Beverages)	228	7,020
Hanesbrands, Inc.* (Apparel)	171	4,284
Hansen Natural Corp.* (Beverages)	133	5,571
Harley-Davidson, Inc. (Leisure Time)	437	11,900
Harman International Industries, Inc.* (Home Furnishings)	133	4,045
Hasbro, Inc. (Toys/Games/Hobbies)	247	10,411
Heinz (H.J.) Co. (Food)	608	27,044
Herbalife, Ltd. (Pharmaceuticals)	114	5,659
Herman Miller, Inc. (Office Furnishings)	114	1,961
HNI Corp. (Office Furnishings)	76	1,964
Hormel Foods Corp. (Food)	133	5,708
Iconix Brand Group, Inc.* (Apparel)	133	2,189
Jarden Corp. (Household Products/Wares)	171	4,950
JM Smucker Co. (Food)	228	14,006
Johnson Controls, Inc. (Auto Parts & Equipment)	1,292	37,223
Jones Apparel Group, Inc. (Apparel)	171	2,982
KB Home (Home Builders)	152	1,730
Kellogg Co. (Food)	494	24,725
Kimberly-Clark Corp. (Household Products/Wares)	798	51,168
Kraft Foods, Inc. (Food)	3,059	89,353
Lancaster Colony Corp. (Miscellaneous Manufacturing)	38	1,973
Lear Corp.* (Auto Parts & Equipment)	95	7,426
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	285	5,939
Lennar Corp.—Class A (Home Builders)	285	4,209
LKQ Corp.* (Distribution/Wholesale)	266	5,261
Lorillard, Inc. (Agriculture)	304	23,177
M.D.C. Holdings, Inc. (Home Builders)	76	2,213
Martek Biosciences Corp.* (Biotechnology)	57	1,179
Mattel, Inc. (Toys/Games/Hobbies)	684	14,473
McCormick & Co., Inc. (Food)	209	8,220
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	399	21,203
Mohawk Industries, Inc.* (Textiles)	114	5,578
Molson Coors Brewing Co.—Class B (Beverages)	304	13,683
Monsanto Co. (Agriculture)	1,045	60,443
NBTY, Inc.* (Pharmaceuticals)	114	6,143
Newell Rubbermaid, Inc. (Housewares)	532	8,246
NIKE, Inc.—Class B (Apparel)	532	39,177
Nu Skin Enterprises, Inc. (Retail)	95	2,706
NVR, Inc.* (Home Builders)	19	11,904
PepsiCo, Inc. (Beverages)	3,097	201,026
Philip Morris International, Inc. (Commercial Services)	3,572	182,315
Phillips-Van Heusen Corp. (Apparel)	95	4,930
Polaris Industries, Inc. (Leisure Time)	57	3,403
Polo Ralph Lauren Corp. (Apparel)	114	9,007
Pool Corp. (Distribution/Wholesale)	95	2,102
Procter & Gamble Co. (Cosmetics/Personal Care)	5,510	336,992
Pulte Group, Inc.* (Home Builders)	646	5,672
Ralcorp Holdings, Inc.* (Food)	114	6,658
Reynolds American, Inc. (Agriculture)	323	18,676
Sara Lee Corp. (Food)	1,197	17,704
Skechers U.S.A., Inc.—Class A* (Apparel)	76	2,819
Smithfield Foods, Inc.* (Food)	304	4,332
Snap-on, Inc. (Hand/Machine Tools)	114	5,092
Stanley Black & Decker, Inc. (Hand/Machine Tools)	304	17,638
Take-Two Interactive Software, Inc.* (Software)	171	1,753
Tempur-Pedic International, Inc.* (Home Furnishings)	133	4,079
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	228	14,193
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	456	4,866
The Hain Celestial Group, Inc.* (Food)	76	1,601
The Hershey Co. (Food)	304	14,288
The Ryland Group, Inc. (Home Builders)	76	1,240
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	95	4,584
The Timberland Co.—Class A* (Apparel)	76	1,339
The Warnaco Group, Inc.* (Apparel)	76	3,175
Thor Industries, Inc. (Home Builders)	76	2,116
TiVo, Inc.* (Home Furnishings)	209	1,793
Toll Brothers, Inc.* (Home Builders)	266	4,618
Tootsie Roll Industries, Inc. (Food)	38	959
TreeHouse Foods, Inc.* (Food)	76	3,624
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	152	5,334
Tupperware Corp. (Household Products/Wares)	114	4,490
Tyson Foods, Inc.—Class A (Food)	589	10,313
Under Armour, Inc.—Class A* (Retail)	76	2,855
Universal Corp. (Agriculture)	38	1,685
V.F. Corp. (Apparel)	171	13,565
WABCO Holdings, Inc.* (Auto Parts & Equipment)	114	4,410

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 159

Common Stocks (continued)
	Shares	Value

WD-40 Co. (Household Products/Wares)	38	$1,382
Whirlpool Corp. (Home Furnishings)	152	12,662
Wolverine World Wide, Inc. (Apparel)	95	2,716

TOTAL COMMON STOCKS
(Cost $2,221,369)		2,342,592

Repurchase Agreements (34.9%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $223,002 (Collateralized by $223,600 U.S. Treasury Notes, 1.38%, 5/15/12, market value $227,513)	$223,000	$223,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $365,004 (Collateralized by $345,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $373,282)	365,000	365,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $286,003 (Collateralized by $268,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $291,828)	286,000	286,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $74,001 (Collateralized by $80,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $80,000)	74,000	74,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $151,002 (Collateralized by $145,000 U.S. Treasury Notes, 4.50%, 9/30/11, market value $154,118)	151,000	151,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,099,000)		1,099,000

TOTAL INVESTMENT SECURITIES
(Cost $3,320,369)—109.4%		3,441,592
Net other assets (liabilities)—(9.4)%		(295,554)

NET ASSETS—100.0%		$3,146,038

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$1,055,234	$(23,731)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	1,333,753	(8,350)

		$(32,081)

Consumer Goods UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Agriculture	$237,220	7.5%
Apparel	113,622	3.6%
Auto Manufacturers	81,524	2.6%
Auto Parts & Equipment	74,883	2.4%
Beverages	507,949	16.1%
Biotechnology	1,179	NM
Commercial Services	182,315	5.8%
Cosmetics/Personal Care	457,246	14.5%
Distribution/Wholesale	23,355	0.7%
Electrical Components & Equipment	8,182	0.3%
Electronics	11,626	0.4%
Environmental Control	1,240	NM
Food	324,620	10.3%
Hand/Machine Tools	22,730	0.7%
Home Builders	39,565	1.3%
Home Furnishings	22,579	0.7%
Household Products/Wares	96,408	3.1%
Housewares	8,246	0.3%
Leisure Time	19,094	0.6%
Machinery - Diversified	1,802	0.1%
Miscellaneous Manufacturing	9,873	0.3%
Office Furnishings	3,925	0.1%
Pharmaceuticals	33,005	1.1%
Retail	5,561	0.2%
Software	24,381	0.8%
Textiles	5,578	0.2%
Toys/Games/Hobbies	24,884	0.8%
Other**	803,446	25.5%

Total	$3,146,038	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

160 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (78.9%)
	Shares	Value

99 Cents Only Stores* (Retail)	63	$1,047
Aaron’s, Inc. (Commercial Services)	105	1,907
Abercrombie & Fitch Co.—Class A (Retail)	126	4,654
Acxiom Corp.* (Software)	105	1,611
Advance Auto Parts, Inc. (Retail)	126	6,745
Aeropostale, Inc.* (Retail)	126	3,582
Alaska Air Group, Inc.* (Airlines)	42	2,167
Amazon.com, Inc.* (Internet)	483	56,941
American Eagle Outfitters, Inc. (Retail)	252	3,102
AmerisourceBergen Corp. (Pharmaceuticals)	399	11,958
AMR Corp.* (Airlines)	462	3,271
AnnTaylor Stores Corp.* (Retail)	84	1,473
Apollo Group, Inc.—Class A* (Commercial Services)	189	8,719
Arbitron, Inc. (Commercial Services)	42	1,214
AutoNation, Inc.* (Retail)	105	2,565
AutoZone, Inc.* (Retail)	42	8,886
Avis Budget Group, Inc.* (Commercial Services)	147	1,814
Bally Technologies, Inc.* (Entertainment)	84	2,713
Barnes & Noble, Inc. (Retail)	63	817
Bed Bath & Beyond, Inc.* (Retail)	378	14,319
Best Buy Co., Inc. (Retail)	483	16,741
Big Lots, Inc.* (Retail)	105	3,603
BJ’s Wholesale Club, Inc.* (Retail)	84	3,826
Bob Evans Farms, Inc. (Retail)	42	1,101
Boyd Gaming Corp.* (Lodging)	84	711
Brinker International, Inc. (Retail)	147	2,311
Burger King Holdings, Inc. (Retail)	126	2,177
Cablevision Systems Corp.—Class A (Media)	357	9,785
Cardinal Health, Inc. (Pharmaceuticals)	504	16,264
Career Education Corp.* (Commercial Services)	84	2,052
Carmax, Inc.* (Retail)	315	6,647
Carnival Corp.—Class A (Leisure Time)	588	20,392
Casey’s General Stores, Inc. (Retail)	63	2,410
CBS Corp.—Class B (Media)	882	13,036
CEC Entertainment, Inc.* (Retail)	21	729
Cheesecake Factory, Inc.* (Retail)	84	1,969
Chemed Corp. (Commercial Services)	42	2,223
Chico’s FAS, Inc. (Retail)	252	2,361
Chipotle Mexican Grill, Inc.—Class A* (Retail)	42	6,212
Choice Hotels International, Inc. (Lodging)	42	1,386
Collective Brands, Inc.* (Retail)	84	1,346
Comcast Corp.—Class A (Media)	2,898	56,424
Comcast Corp.—Special Class A (Media)	1,050	19,383
Continental Airlines, Inc.—Class B* (Airlines)	189	4,729
Copart, Inc.* (Retail)	105	3,826
Corinthian Colleges, Inc.* (Commercial Services)	126	1,147
Costco Wholesale Corp. (Retail)	630	35,727
Cracker Barrel Old Country Store, Inc. (Retail)	42	2,057
CTC Media, Inc. (Media)	84	1,515
CVS Caremark Corp. (Retail)	1,932	59,293
Darden Restaurants, Inc. (Retail)	189	7,917
Delta Air Lines, Inc.* (Airlines)	1,113	13,222
DeVry, Inc. (Commercial Services)	84	4,519
Dick’s Sporting Goods, Inc.* (Retail)	126	3,315
Dillards, Inc.—Class A (Retail)	84	1,944
DIRECTV—Class A* (Media)	1,260	46,822
Discovery Communications, Inc.—Class A* (Media)	189	7,297
Discovery Communications, Inc.—Class C* (Media)	189	6,498
DISH Network Corp.—Class A (Media)	294	5,904
Dolby Laboratories, Inc.—Class A* (Electronics)	84	5,331
Dollar Tree, Inc.* (Retail)	189	8,376
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	84	2,617
Dress Barn, Inc.* (Retail)	105	2,594
Dun & Bradstreet Corp. (Software)	63	4,307
eBay, Inc.* (Internet)	1,575	32,933
Expedia, Inc. (Internet)	294	6,668
FactSet Research Systems, Inc. (Computers)	63	4,725
Family Dollar Stores, Inc. (Retail)	189	7,815
Foot Locker, Inc. (Retail)	210	2,854
GameStop Corp.—Class A* (Retail)	210	4,211
Gannett Co., Inc. (Media)	336	4,428
Gaylord Entertainment Co.* (Lodging)	42	1,218
Genesco, Inc.* (Retail)	42	1,146
Group 1 Automotive, Inc.* (Retail)	42	1,164
GSI Commerce, Inc.* (Internet)	84	1,892
GUESS?, Inc. (Apparel)	84	2,999
H & R Block, Inc. (Commercial Services)	462	7,244
Hertz Global Holdings, Inc.* (Commercial Services)	252	2,958
Hillenbrand, Inc. (Commercial Services)	84	1,856
Home Depot, Inc. (Retail)	2,394	68,253
HSN, Inc.* (Retail)	63	1,852
Hyatt Hotels Corp.—Class A* (Lodging)	42	1,643
IHS, Inc.—Class A* (Computers)	63	3,989
International Game Technology (Entertainment)	420	6,401
International Speedway Corp. (Entertainment)	42	1,088
Interpublic Group of Cos., Inc.* (Advertising)	693	6,334
Interval Leisure Group, Inc.* (Leisure Time)	63	876
ITT Educational Services, Inc.* (Commercial Services)	42	3,391
J. Crew Group, Inc.* (Retail)	84	2,993
J.C. Penney Co., Inc. (Retail)	294	7,241
Jack in the Box, Inc.* (Retail)	84	1,733
JetBlue Airways Corp.* (Airlines)	336	2,160
John Wiley & Sons, Inc. (Media)	63	2,481
Kohls Corp.* (Retail)	399	19,028
Kroger Co. (Food)	840	17,791
Lamar Advertising Co.* (Advertising)	84	2,297
Las Vegas Sands Corp.* (Lodging)	609	16,358
Liberty Global, Inc.—Class A* (Media)	168	4,914
Liberty Global, Inc.—Series C* (Media)	189	5,528
Liberty Media Holding Corp.—Capital Series A* (Media)	126	5,877
Liberty Media Holding Corp.—Interactive Series A* (Internet)	798	9,033
Liberty Media-Starz—Series A* (Media)	63	3,458
Life Time Fitness, Inc.* (Leisure Time)	63	2,291
Limited, Inc. (Retail)	378	9,692
Live Nation, Inc.* (Commercial Services)	210	1,938
Lowe’s Cos., Inc. (Retail)	2,037	42,247
Macy’s, Inc. (Retail)	588	10,966
Madison Square Garden, Inc.—Class A* (Entertainment)	84	1,616
Marriott International, Inc.—Class A (Lodging)	441	14,954
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	42	1,517
McDonald’s Corp. (Retail)	1,533	106,896
McGraw-Hill Cos., Inc. (Media)	441	13,534
McKesson Corp. (Commercial Services)	378	23,746
Meredith Corp. (Media)	42	1,334
MGM Resorts International* (Commercial Services)	357	3,877
Morningstar, Inc.* (Commercial Services)	21	945
Netflix, Inc.* (Internet)	63	6,461
News Corp.—Class A (Media)	2,562	33,434
News Corp.—Class B (Media)	609	9,007
Nordstrom, Inc. (Retail)	231	7,854
O’Reilly Automotive, Inc.* (Retail)	189	9,314
Office Depot, Inc.* (Retail)	378	1,633
OfficeMax, Inc.* (Retail)	126	1,801
Omnicare, Inc. (Pharmaceuticals)	168	4,138
Omnicom Group, Inc. (Advertising)	441	16,432
Orient-Express Hotels, Ltd.—Class A* (Lodging)	147	1,339
P.F. Chang’s China Bistro, Inc. (Retail)	21	869
Panera Bread Co.—Class A* (Retail)	42	3,285

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 161

Common Stocks (continued)
	Shares	Value

Papa John’s International, Inc.* (Retail)	21	$532
Penn National Gaming* (Entertainment)	105	2,876
PetSmart, Inc. (Retail)	168	5,216
Pinnacle Entertainment, Inc.* (Entertainment)	84	911
Priceline.com, Inc.* (Internet)	63	14,137
RadioShack Corp. (Retail)	168	3,619
Regal Entertainment Group - Class A (Entertainment)	105	1,402
Regis Corp. (Retail)	84	1,279
Rent-A-Center, Inc.* (Commercial Services)	84	1,847
Rite Aid Corp.* (Retail)	861	852
Rollins, Inc. (Commercial Services)	63	1,376
Ross Stores, Inc. (Retail)	168	8,847
Royal Caribbean Cruises, Ltd.* (Leisure Time)	189	5,455
Ruddick Corp. (Food)	63	2,233
Safeway, Inc. (Food)	546	11,215
Saks, Inc.* (Retail)	189	1,552
Sally Beauty Holdings, Inc.* (Retail)	126	1,192
Scholastic Corp. (Media)	42	1,064
Scientific Games Corp.—Class A* (Entertainment)	105	1,112
Scripps Networks Interactive—Class A (Entertainment)	126	5,371
Sears Holdings Corp.* (Retail)	63	4,473
Service Corp. International (Commercial Services)	357	3,042
Signet Jewelers, Ltd.* (Retail)	126	3,751
SkyWest, Inc. (Airlines)	84	1,046
Sonic Corp.* (Retail)	84	739
Sotheby’s (Commercial Services)	105	2,849
Southwest Airlines Co. (Airlines)	1,050	12,653
Staples, Inc. (Retail)	1,029	20,920
Starbucks Corp. (Retail)	1,050	26,092
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	252	12,209
Strayer Education, Inc. (Commercial Services)	21	5,027
SuperValu, Inc. (Food)	294	3,316
Sysco Corp. (Food)	840	26,015
Target Corp. (Retail)	945	48,497
The Buckle, Inc. (Retail)	42	1,157
The Cato Corp.—Class A (Retail)	42	978
The Children’s Place Retail Stores, Inc.* (Retail)	21	879
The Gap, Inc. (Retail)	546	9,888
The Gymboree Corp.* (Apparel)	42	1,819
The Men’s Wearhouse, Inc. (Retail)	63	1,226
The New York Times Co.—Class A* (Media)	126	1,101
Tiffany & Co. (Retail)	189	7,951
Time Warner Cable, Inc. (Media)	504	28,814
Time Warner, Inc. (Media)	1,617	50,871
TJX Cos., Inc. (Retail)	567	23,542
Tractor Supply Co. (Retail)	42	2,919
UAL Corp.* (Airlines)	231	5,484
United Natural Foods, Inc.* (Food)	63	2,125
Urban Outfitters, Inc.* (Retail)	189	6,078
US Airways Group, Inc.* (Airlines)	231	2,506
Vail Resorts, Inc.* (Entertainment)	42	1,591
Valassis Communications, Inc.* (Commercial Services)	63	2,178
ValueClick, Inc.* (Internet)	105	1,150
VCA Antech, Inc.* (Pharmaceuticals)	126	2,626
Viacom, Inc.—Class B (Media)	777	25,672
Wal-Mart Stores, Inc. (Retail)	3,003	153,724
Walgreen Co. (Retail)	1,386	39,570
Walt Disney Co. (Media)	2,541	85,606
Washington Post Co.—Class B (Media)	21	8,830
WebMD Health Corp.* (Internet)	63	2,915
Weight Watchers International, Inc. (Commercial Services)	42	1,150
Wendy’s/Arby’s Group, Inc.—Class A (Retail - Restaurants)	483	2,106
Whole Foods Market, Inc.* (Food)	189	7,176
Williams Sonoma, Inc. (Retail)	126	3,365
WMS Industries, Inc.* (Leisure Time)	84	3,235
Wyndham Worldwide Corp. (Lodging)	252	6,434
Wynn Resorts, Ltd. (Lodging)	126	11,048
YUM! Brands, Inc. (Retail)	651	26,886

TOTAL COMMON STOCKS
(Cost $1,531,434)		1,946,818

Repurchase Agreements (21.5%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $108,001 (Collateralized by $108,300 U.S. Treasury Notes, 1.38%, 5/15/12, market value $110,195)	$108,000	$108,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $176,002 (Collateralized by $166,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $179,608)	176,000	176,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $138,002 (Collateralized by $130,002 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $141,559)	138,000	138,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $36,000 (Collateralized by $40,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $40,000)	36,000	36,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $73,001 (Collateralized by $70,100 U.S. Treasury Notes, 4.50%, 9/30/11, market value $74,508)	73,000	73,000

TOTAL REPURCHASE AGREEMENTS
(Cost $531,000)		531,000

TOTAL INVESTMENT SECURITIES
(Cost $2,062,434)—100.4%		2,477,818
Net other assets (liabilities)—(0.4)%		(10,660)

NET ASSETS—100.0%		$2,467,158

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$1,566,760	$(6,889)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	212,819	(2,865)

		$(9,754)

See accompanying notes to the financial statements.

162 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Consumer Services UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$25,063	1.0%
Airlines	47,238	1.9%
Apparel	4,818	0.2%
Commercial Services	87,019	3.5%
Computers	8,714	0.4%
Electronics	5,331	0.2%
Entertainment	27,698	1.1%
Food	69,871	2.8%
Internet	132,130	5.4%
Leisure Time	32,249	1.3%
Lodging	67,300	2.7%
Media	452,617	18.4%
Miscellaneous Manufacturing	1,517	0.1%
Pharmaceuticals	34,986	1.4%
Retail	942,243	38.2%
Retail - Restaurants	2,106	0.1%
Software	5,918	0.2%
Other**	520,340	21.1%

Total	$2,467,158	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 163

Common Stocks (73.3%)
	Shares	Value

ACE, Ltd. (Insurance)	1,330	$70,596
Affiliated Managers Group, Inc.* (Diversified Financial Services)	133	9,420
AFLAC, Inc. (Insurance)	1,862	91,592
Alexandria Real Estate Equities, Inc. (REIT)	133	9,383
Allied World Assurance Holdings, Ltd. (Insurance)	133	6,626
Allstate Corp. (Insurance)	1,995	56,339
AMB Property Corp. (REIT)	665	16,598
American Campus Communities, Inc. (REIT)	266	7,701
American Express Co. (Diversified Financial Services)	4,256	189,988
American Financial Group, Inc. (Insurance)	266	7,839
American International Group, Inc.* (Insurance)	532	20,466
AmeriCredit Corp.* (Diversified Financial Services)	266	6,413
Ameriprise Financial, Inc. (Diversified Financial Services)	1,064	45,103
Annaly Mortgage Management, Inc. (REIT)	2,527	43,970
AON Corp. (Insurance)	931	35,071
Apartment Investment and Management Co.—Class A (REIT)	399	8,567
Arch Capital Group, Ltd.* (Insurance)	266	20,817
Argo Group International Holdings, Ltd. (Insurance)	133	4,142
Arthur J. Gallagher & Co. (Insurance)	399	10,143
Aspen Insurance Holdings, Ltd. (Insurance)	266	7,275
Associated Banc-Corp (Banks)	665	9,037
Assurant, Inc. (Insurance)	399	14,879
Assured Guaranty, Ltd. (Insurance)	665	10,440
Astoria Financial Corp. (Savings & Loans)	399	5,283
Avalonbay Communities, Inc. (REIT)	266	27,954
Axis Capital Holdings, Ltd. (Insurance)	532	16,582
BancorpSouth, Inc. (Banks)	266	3,900
Bank of America Corp. (Banks)	39,368	552,727
Bank of Hawaii Corp. (Banks)	133	6,625
Bank of New York Mellon Corp. (Banks)	4,788	120,035
BB&T Corp. (Banks)	2,793	69,350
Berkshire Hathaway, Inc.—Class B* (Insurance)	3,059	238,969
BioMed Realty Trust, Inc. (REIT)	399	7,198
BlackRock, Inc.—Class A (Diversified Financial Services)	133	20,946
BOK Financial Corp. (Banks)	133	6,478
Boston Properties, Inc. (REIT)	532	43,571
Brandywine Realty Trust (REIT)	532	6,044
BRE Properties, Inc.—Class A (REIT)	266	11,039
Brookfield Properties Corp. (Real Estate)	1,064	16,003
Brown & Brown, Inc. (Insurance)	399	7,988
Camden Property Trust (REIT)	266	12,108
Capital One Financial Corp. (Diversified Financial Services)	1,862	78,818
CapitalSource, Inc. (Diversified Financial Services)	1,197	6,440
Capitol Federal Financial (Savings & Loans)	133	4,180
Cathay Bancorp, Inc. (Banks)	266	3,128
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,197	20,349
CBL & Associates Properties, Inc. (REIT)	532	7,485
Chimera Investment Corp. (REIT)	2,793	10,809
Chubb Corp. (Insurance)	1,330	69,998
Cincinnati Financial Corp. (Insurance)	665	18,321
CIT Group, Inc.* (Banks)	665	24,179
Citigroup, Inc.* (Diversified Financial Services)	83,657	342,994
City National Corp. (Banks)	133	7,537
CME Group, Inc. (Diversified Financial Services)	266	74,161
CNO Financial Group, Inc.* (Insurance)	931	4,999
Colonial Properties Trust (REIT)	266	4,288
Comerica, Inc. (Banks)	665	25,509
Commerce Bancshares, Inc. (Banks)	266	10,414
CommonWealth REIT (REIT)	266	6,903
Corporate Office Properties Trust (REIT)	266	9,975
Cullen/Frost Bankers, Inc. (Banks)	266	14,686
DCT Industrial Trust, Inc. (REIT)	798	3,743
Delphi Financial Group, Inc.—Class A (Insurance)	133	3,451
Developers Diversified Realty Corp. (REIT)	798	9,057
DiamondRock Hospitality Co. (REIT)	665	6,171
Digital Realty Trust, Inc. (REIT)	399	25,225
Discover Financial Services (Diversified Financial Services)	2,128	32,495
Douglas Emmett, Inc. (REIT)	532	8,411
Duke-Weeks Realty Corp. (REIT)	931	11,135
DuPont Fabros Technology, Inc. (REIT)	266	6,714
E*TRADE Financial Corp.* (Diversified Financial Services)	798	11,675
East West Bancorp, Inc. (Banks)	532	8,294
EastGroup Properties, Inc. (REIT)	133	4,824
Eaton Vance Corp. (Diversified Financial Services)	532	15,939
Endurance Specialty Holdings, Ltd. (Insurance)	133	5,132
Entertainment Properties Trust (REIT)	133	5,551
Equifax, Inc. (Commercial Services)	532	16,673
Equity Lifestyle Properties, Inc. (REIT)	133	7,040
Equity Residential (REIT)	1,064	48,784
Erie Indemnity Co.—Class A (Insurance)	133	6,521
Essex Property Trust, Inc. (REIT)	133	13,980
Everest Re Group, Ltd. (Insurance)	266	20,647
F.N.B. Corp. (Banks)	399	3,419
Federal Realty Investment Trust (REIT)	266	20,799
Federated Investors, Inc.—Class B (Diversified Financial Services)	399	8,467
Fidelity National Title Group, Inc.—Class A (Insurance)	931	13,751
Fifth Third Bancorp (Banks)	3,192	40,570
First American Financial Corp. (Insurance)	532	7,847
First Financial Bankshares, Inc. (Banks)	133	6,520
First Horizon National Corp.* (Banks)	932	10,690
First Midwest Bancorp, Inc. (Banks)	266	3,346
First Niagara Financial Group, Inc. (Savings & Loans)	798	10,701
FirstMerit Corp. (Banks)	399	7,864
Forest City Enterprises, Inc.—Class A* (Real Estate)	532	6,756
Forestar Group, Inc.* (Real Estate)	133	2,143
Franklin Resources, Inc. (Diversified Financial Services)	665	66,886
Franklin Street Properties Corp. (REIT)	266	3,248
Fulton Financial Corp. (Banks)	798	7,270
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	1,995	27,092
Glacier Bancorp, Inc. (Banks)	266	4,251
GLG Partners, Inc.* (Diversified Financial Services)	665	2,933
Greenhill & Co., Inc. (Diversified Financial Services)	133	9,051
Hancock Holding Co. (Banks)	133	4,058
Hanover Insurance Group, Inc. (Insurance)	133	5,829
Hartford Financial Services Group, Inc. (Insurance)	1,729	40,476
Hatteras Financial Corp. (REIT)	133	3,942
HCC Insurance Holdings, Inc. (Insurance)	399	10,422
HCP, Inc. (REIT)	1,197	42,458
Health Care REIT, Inc. (REIT)	532	24,105
Healthcare Realty Trust, Inc. (REIT)	266	6,243
Highwoods Properties, Inc. (REIT)	266	8,328
Home Properties, Inc. (REIT)	133	6,606
Horace Mann Educators Corp. (Insurance)	133	2,237
Hospitality Properties Trust (REIT)	532	10,879
Host Marriott Corp. (REIT)	2,660	38,144
Hudson City Bancorp, Inc. (Savings & Loans)	1,995	24,778
Huntington Bancshares, Inc. (Banks)	2,793	16,926
IBERIABANK Corp. (Banks)	133	6,911
IntercontinentalExchange, Inc.* (Diversified Financial Services)	266	28,095
International Bancshares Corp. (Banks)	266	4,612
Invesco, Ltd. (Diversified Financial Services)	1,729	33,785
Investment Technology Group, Inc.* (Diversified Financial Services)	133	2,089
J.P. Morgan Chase & Co. (Diversified Financial Services)	15,694	632,154
Janus Capital Group, Inc. (Diversified Financial Services)	665	6,969
Jefferies Group, Inc. (Diversified Financial Services)	399	9,851

See accompanying notes to the financial statements.

164 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (continued)
	Shares	Value

Jones Lang LaSalle, Inc. (Real Estate)	133	$10,302
KBW, Inc.* (Diversified Financial Services)	133	3,039
KeyCorp (Banks)	3,458	29,255
Kilroy Realty Corp. (REIT)	266	8,932
Kimco Realty Corp. (REIT)	1,596	24,052
LaSalle Hotel Properties (REIT)	266	6,310
Legg Mason, Inc. (Diversified Financial Services)	665	19,212
Lexington Realty Trust (REIT)	399	2,566
Liberty Property Trust (REIT)	399	12,648
Lincoln National Corp. (Insurance)	1,197	31,170
Loews Corp. (Insurance)	1,330	49,409
M&T Bank Corp. (Banks)	399	34,849
Mack-Cali Realty Corp. (REIT)	266	8,571
Marsh & McLennan Cos., Inc. (Insurance)	2,128	50,051
Marshall & Ilsley Corp. (Banks)	2,128	14,960
MasterCard, Inc.—Class A (Software)	399	83,806
MB Financial, Inc. (Banks)	266	4,612
MBIA, Inc.* (Insurance)	665	5,772
Mercury General Corp. (Insurance)	133	5,736
MetLife, Inc. (Insurance)	2,261	95,098
MF Global Holdings, Ltd.* (Diversified Financial Services)	399	2,566
MFA Financial, Inc. (REIT)	1,064	7,810
MGIC Investment Corp.* (Insurance)	798	6,855
Mid-America Apartment Communities, Inc. (REIT)	133	7,512
Montpelier Re Holdings, Ltd. (Insurance)	266	4,325
Moody’s Corp. (Commercial Services)	798	18,793
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,054	136,407
MSCI, Inc.—Class A* (Software)	399	12,876
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	665	12,948
National Penn Bancshares, Inc. (Banks)	532	3,543
National Retail Properties, Inc. (REIT)	266	6,150
Nationwide Health Properties, Inc. (REIT)	532	19,907
New York Community Bancorp (Savings & Loans)	1,729	29,843
NewAlliance Bancshares, Inc. (Savings & Loans)	399	4,856
Northern Trust Corp. (Banks)	931	43,748
NYSE Euronext (Diversified Financial Services)	1,064	30,824
Old National Bancorp (Banks)	399	4,197
Old Republic International Corp. (Insurance)	931	11,647
OMEGA Healthcare Investors, Inc. (REIT)	399	8,770
optionsXpress Holdings, Inc.* (Diversified Financial Services)	133	2,075
PacWest Bancorp (Banks)	133	2,784
PartnerRe, Ltd. (Insurance)	266	19,250
People’s United Financial, Inc. (Banks)	1,463	20,248
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	133	4,148
Platinum Underwriters Holdings, Ltd. (Insurance)	133	5,198
Plum Creek Timber Co., Inc. (Forest Products & Paper)	665	23,860
PNC Financial Services Group (Banks)	2,128	126,382
Popular, Inc.* (Banks)	2,527	7,252
Post Properties, Inc. (REIT)	133	3,389
Potlatch Corp. (Forest Products & Paper)	133	4,929
Principal Financial Group, Inc. (Insurance)	1,197	30,655
PrivateBancorp, Inc. (Banks)	266	3,290
ProAssurance Corp.* (Insurance)	133	7,915
Progressive Corp. (Insurance)	2,527	49,630
ProLogis (REIT)	1,862	20,221
Prosperity Bancshares, Inc. (Banks)	133	4,506
Protective Life Corp. (Insurance)	399	8,973
Provident Financial Services, Inc. (Savings & Loans)	266	3,407
Prudential Financial, Inc. (Insurance)	1,862	106,674
Public Storage, Inc. (REIT)	532	52,200
Radian Group, Inc. (Insurance)	532	4,575
Raymond James Financial Corp. (Diversified Financial Services)	399	10,645
Rayonier, Inc. (Forest Products & Paper)	266	12,989
Realty Income Corp. (REIT)	399	12,804
Redwood Trust, Inc. (REIT)	266	4,163
Regency Centers Corp. (REIT)	266	10,039
Regions Financial Corp. (Banks)	4,655	34,121
Reinsurance Group of America, Inc. (Insurance)	266	12,763
RenaissanceRe Holdings (Insurance)	266	15,221
RLI Corp. (Insurance)	133	7,380
SEI Investments Co. (Software)	665	12,755
Selective Insurance Group, Inc. (Insurance)	266	4,139
Senior Housing Properties Trust (REIT)	532	11,997
Simon Property Group, Inc. (REIT)	1,197	106,796
SL Green Realty Corp. (REIT)	266	16,024
SLM Corp.* (Diversified Financial Services)	1,862	22,344
St. Joe Co.* (Real Estate)	399	10,290
StanCorp Financial Group, Inc. (Insurance)	133	5,013
State Street Corp. (Banks)	1,995	77,645
Sterling Bancshares, Inc. (Banks)	399	2,071
Stifel Financial Corp.* (Diversified Financial Services)	133	6,163
Sunstone Hotel Investors, Inc.* (REIT)	399	4,118
SunTrust Banks, Inc. (Banks)	1,995	51,770
Susquehanna Bancshares, Inc. (Banks)	532	4,602
SVB Financial Group* (Banks)	133	5,744
Synovus Financial Corp. (Banks)	1,729	4,530
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,064	51,317
Tanger Factory Outlet Centers, Inc. (REIT)	133	5,945
Taubman Centers, Inc. (REIT)	266	10,903
TCF Financial Corp. (Banks)	532	8,427
TD Ameritrade Holding Corp.* (Diversified Financial Services)	931	14,654
TFS Financial Corp. (Savings & Loans)	399	4,972
The Charles Schwab Corp. (Diversified Financial Services)	3,857	57,045
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,729	260,768
The Macerich Co. (REIT)	532	22,051
The Travelers Cos., Inc. (Insurance)	1,995	100,648
Torchmark Corp. (Insurance)	266	14,117
Tower Group, Inc. (Insurance)	133	2,866
Transatlantic Holdings, Inc. (Insurance)	266	12,717
TrustCo Bank Corp. NY (Banks)	266	1,548
Trustmark Corp. (Banks)	266	5,852
U.S. Bancorp (Banks)	7,581	181,186
UDR, Inc. (REIT)	665	14,038
UMB Financial Corp. (Banks)	133	5,003
Umpqua Holdings Corp. (Banks)	399	4,999
United Bankshares, Inc. (Banks)	133	3,395
Unitrin, Inc. (Insurance)	133	3,696
UnumProvident Corp. (Insurance)	1,330	30,351
Validus Holdings, Ltd. (Insurance)	399	9,911
Valley National Bancorp (Banks)	665	9,649
Ventas, Inc. (REIT)	665	33,729
Visa, Inc.—Class A (Commercial Services)	1,995	146,333
Vornado Realty Trust (REIT)	665	55,049
W.R. Berkley Corp. (Insurance)	532	14,369
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	399	9,508
Washington Federal, Inc. (Savings & Loans)	399	6,943
Washington REIT (REIT)	266	8,073
Webster Financial Corp. (Banks)	266	4,958
Weingarten Realty Investors (REIT)	532	11,262
Wells Fargo & Co. (Banks)	19,418	538,461
Westamerica Bancorp (Banks)	133	7,150
Western Union Co. (Commercial Services)	2,660	43,172
Whitney Holding Corp. (Banks)	399	3,240
Willis Group Holdings PLC (Insurance)	665	20,349
Wilmington Trust Corp. (Banks)	399	4,046
Wintrust Financial Corp. (Banks)	133	4,139
XL Group PLC (Insurance)	1,330	23,581
Zions Bancorp (Banks)	665	14,756

TOTAL COMMON STOCKS
(Cost $5,460,119)		7,762,131

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 165

Repurchase Agreements (27.3%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $588,006 (Collateralized by $589,500 U.S. Treasury Notes, 1.38%, 5/15/12, market value $599,816)	$588,000	$588,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $963,010 (Collateralized by $910,000 Federal Home Loan Mortgage Corp, 4.13%, 12/21/12, market value $984,600)	963,000	963,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $753,008 (Collateralized by $707,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $769,860)	753,000	753,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $195,002 (Collateralized by $205,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $205,000)	195,000	195,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $398,004 (Collateralized by $382,000 U.S. Treasury Notes, 4.50%, 9/30/11, market value $406,021)	398,000	398,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,897,000)		2,897,000

TOTAL INVESTMENT SECURITIES
(Cost $8,357,119)—100.6%		10,659,131
Net other assets (liabilities)—(0.6)%		(61,328)

NET ASSETS—100.0%		$10,597,803

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $1,700,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$3,946,138	$(31,721)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	4,109,169	(31,762)

		$(63,483)

Financials UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Banks	$2,255,254	21.3%
Commercial Services	224,971	2.1%
Diversified Financial Services	2,305,427	21.8%
Forest Products & Paper	41,778	0.4%
Insurance	1,599,449	15.1%
REIT	1,065,009	10.1%
Real Estate	65,843	0.6%
Savings & Loans	94,963	0.9%
Software	109,437	1.0%
Other**	2,835,672	26.7%

Total	$10,597,803	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

166 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (72.8%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	3,003	$147,387
Acorda Therapeutics, Inc.* (Biotechnology)	66	2,134
Aetna, Inc. (Healthcare-Services)	825	22,976
Alcon, Inc. (Healthcare-Products)	165	25,588
Alere, Inc.* (Healthcare-Products)	165	4,642
Alexion Pharmaceuticals, Inc.* (Biotechnology)	165	8,969
Alkermes, Inc.* (Pharmaceuticals)	198	2,554
Allergan, Inc. (Pharmaceuticals)	594	36,270
Amedisys, Inc.* (Healthcare-Services)	66	1,734
American Medical Systems Holdings, Inc.* (Healthcare-Products)	132	2,952
AMERIGROUP Corp.* (Healthcare-Services)	99	3,540
Amgen, Inc.* (Biotechnology)	1,881	102,571
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	264	4,995
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	99	2,233
Bard (C.R.), Inc. (Healthcare-Products)	198	15,549
Baxter International, Inc. (Healthcare-Products)	1,188	51,999
Beckman Coulter, Inc. (Healthcare-Products)	132	6,050
Becton, Dickinson & Co. (Healthcare-Products)	429	29,515
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	33	2,930
Biogen Idec, Inc.* (Biotechnology)	495	27,661
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	198	4,326
Boston Scientific Corp.* (Healthcare-Products)	2,937	16,447
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,333	83,058
Brookdale Senior Living, Inc.* (Healthcare-Services)	99	1,404
CareFusion Corp.* (Healthcare-Products)	363	7,648
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	66	2,282
Celera Corp.* (Biotechnology)	165	1,104
Celgene Corp.* (Biotechnology)	891	49,139
Centene Corp.* (Healthcare-Services)	99	2,110
Cephalon, Inc.* (Pharmaceuticals)	132	7,491
Cepheid, Inc.* (Healthcare-Products)	132	2,185
Charles River Laboratories International, Inc.* (Biotechnology)	132	4,103
CIGNA Corp. (Insurance)	528	16,241
Community Health Systems, Inc.* (Healthcare-Services)	198	6,421
Cooper Cos., Inc. (Healthcare-Products)	99	3,847
Covance, Inc.* (Healthcare-Services)	132	5,116
Coventry Health Care, Inc.* (Healthcare-Services)	297	5,890
Covidien PLC (Healthcare-Products)	990	36,947
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	99	2,136
DaVita, Inc.* (Healthcare-Services)	198	11,349
Dendreon Corp.* (Biotechnology)	264	8,688
DENTSPLY International, Inc. (Healthcare-Products)	297	8,916
Edwards Lifesciences Corp.* (Healthcare-Products)	231	13,352
Eli Lilly & Co. (Pharmaceuticals)	1,914	68,138
Emergency Medical Services Corp.—Class A* (Commercial Services)	66	2,953
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	198	4,754
Express Scripts, Inc.* (Pharmaceuticals)	990	44,728
Forest Laboratories, Inc.* (Pharmaceuticals)	594	16,484
Gen-Probe, Inc.* (Healthcare-Products)	99	4,452
Genzyme Corp.* (Biotechnology)	528	36,728
Gilead Sciences, Inc.* (Pharmaceuticals)	1,749	58,277
Haemonetics Corp.* (Healthcare-Products)	33	1,823
Health Management Associates, Inc.—Class A* (Healthcare-Services)	462	3,308
Health Net, Inc.* (Healthcare-Services)	198	4,663
HEALTHSOUTH Corp.* (Healthcare-Services)	198	3,665
Healthways, Inc.* (Healthcare-Services)	66	940
Henry Schein, Inc.* (Healthcare-Products)	165	8,661
Hill-Rom Holdings, Inc. (Healthcare-Products)	132	4,361
HMS Holdings Corp.* (Commercial Services)	66	3,717
Hologic, Inc.* (Healthcare-Products)	495	6,999
Hospira, Inc.* (Pharmaceuticals)	330	17,193
Human Genome Sciences, Inc.* (Biotechnology)	363	9,416
Humana, Inc.* (Healthcare-Services)	330	15,517
IDEXX Laboratories, Inc.* (Healthcare-Products)	99	5,815
Illumina, Inc.* (Biotechnology)	231	10,356
Immucor, Inc.* (Healthcare-Products)	132	2,537
Incyte, Corp.* (Biotechnology)	231	3,008
Intuitive Surgical, Inc.* (Healthcare-Products)	66	21,672
Invacare Corp. (Healthcare-Products)	66	1,573
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	165	1,632
Johnson & Johnson (Healthcare-Products)	5,379	312,466
Kinetic Concepts, Inc.* (Healthcare-Products)	132	4,687
King Pharmaceuticals, Inc.* (Pharmaceuticals)	495	4,336
Laboratory Corp. of America Holdings* (Healthcare-Services)	198	14,450
Life Technologies Corp.* (Biotechnology)	363	15,605
LifePoint Hospitals, Inc.* (Healthcare-Services)	99	3,060
Lincare Holdings, Inc. (Healthcare-Services)	198	4,705
Magellan Health Services, Inc.* (Healthcare-Services)	66	2,778
Masimo Corp. (Healthcare-Products)	99	2,285
Medco Health Solutions, Inc.* (Pharmaceuticals)	891	42,768
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	132	3,346
Mednax, Inc.* (Healthcare-Services)	99	4,668
Medtronic, Inc. (Healthcare-Products)	2,178	80,521
Merck & Co., Inc. (Pharmaceuticals)	6,072	209,241
Mylan Laboratories, Inc.* (Pharmaceuticals)	594	10,336
Myriad Genetics, Inc.* (Biotechnology)	198	2,873
Nektar Therapeutics* (Biotechnology)	165	2,155
NuVasive, Inc.* (Healthcare-Products)	66	2,163
Odyssey Healthcare, Inc.* (Healthcare-Services)	66	1,766
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	132	3,432
Owens & Minor, Inc. (Distribution/Wholesale)	132	3,589
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	66	1,742
PAREXEL International Corp.* (Commercial Services)	99	2,033
Patterson Cos., Inc. (Healthcare-Products)	198	5,283
PDL BioPharma, Inc. (Biotechnology)	231	1,437
Perrigo Co. (Pharmaceuticals)	165	9,242
Pfizer, Inc. (Pharmaceuticals)	15,708	235,620
Pharmaceutical Product Development, Inc. (Commercial Services)	231	5,604
PharMerica Corp.* (Pharmaceuticals)	66	862
PSS World Medical, Inc.* (Healthcare-Products)	99	1,863
Psychiatric Solutions, Inc.* (Healthcare-Services)	99	3,281
Quest Diagnostics, Inc. (Healthcare-Services)	297	13,956
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	132	3,193
ResMed, Inc.* (Healthcare-Products)	132	8,671
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	99	4,199
Savient Pharmaceuticals, Inc.* (Biotechnology)	132	1,808
Sirona Dental Systems, Inc.* (Healthcare-Products)	66	2,032
St. Jude Medical, Inc.* (Healthcare-Products)	627	23,055
STERIS Corp. (Healthcare-Products)	99	3,147
Stryker Corp. (Healthcare-Products)	594	27,663
Techne Corp. (Healthcare-Products)	66	3,854
Teleflex, Inc. (Miscellaneous Manufacturing)	66	3,740
Tenet Healthcare Corp.* (Healthcare-Services)	924	4,250
Theravance, Inc.* (Pharmaceuticals)	132	1,955
Thermo Fisher Scientific, Inc.* (Electronics)	792	35,529
Thoratec Corp.* (Healthcare-Products)	99	3,641
United Therapeutics Corp.* (Pharmaceuticals)	99	4,840
UnitedHealth Group, Inc. (Healthcare-Services)	2,244	68,330
Universal Health Services, Inc.—Class B (Healthcare-Services)	165	5,935
Valeant Pharmaceuticals International* (Pharmaceuticals)	99	5,576
Varian Medical Systems, Inc.* (Healthcare-Products)	231	12,751
Vertex Pharmaceuticals, Inc.* (Biotechnology)	396	13,329
Warner Chilcott PLC—Class A* (Pharmaceuticals)	198	5,069
Waters Corp.* (Electronics)	165	10,586
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	231	9,356
WellCare Health Plans, Inc.* (Healthcare-Services)	66	1,702
WellPoint, Inc.* (Healthcare-Services)	825	41,844
West Pharmaceutical Services, Inc. (Healthcare-Products)	66	2,398
Zimmer Holdings, Inc.* (Healthcare-Products)	396	20,984

TOTAL COMMON STOCKS
(Cost $1,830,919)		2,507,409

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 167

Repurchase Agreements (26.0%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $182,002 (Collateralized by $182,500 U.S. Treasury Notes, 1.38%, 5/15/12, market value $185,694)	$182,000	$182,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $297,003 (Collateralized by $280,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $302,954)	297,000	297,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $233,003 (Collateralized by $219,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $238,472)	233,000	233,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $60,001 (Collateralized by $65,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $65,000)	60,000	60,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $125,001 (Collateralized by $120,100 U.S. Treasury Notes, 4.50%, 9/30/11, market value $127,652)	125,000	125,000

TOTAL REPURCHASE AGREEMENTS
(Cost $897,000)		897,000

TOTAL INVESTMENT SECURITIES
(Cost $2,727,919)—98.8%		3,404,409
Net other assets (liabilities)—1.2%		41,379

NET ASSETS—100.0%		$3,445,788

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$1,198,453	$4,034
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	1,462,426	(166)

		$3,868

Health Care UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Biotechnology	$307,207	8.9%
Commercial Services	14,307	0.4%
Distribution/Wholesale	3,589	0.1%
Electronics	46,115	1.4%
Healthcare-Products	803,227	23.3%
Healthcare-Services	259,358	7.5%
Insurance	16,241	0.5%
Miscellaneous Manufacturing	3,740	0.1%
Pharmaceuticals	1,053,625	30.6%
Other**	938,379	27.2%

Total	$3,445,788	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

168 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (77.4%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,692	$144,734
AAR Corp.* (Aerospace/Defense)	94	1,579
ABM Industries, Inc. (Commercial Services)	94	2,040
Accenture PLC—Class A (Computers)	1,645	65,208
Actuant Corp.—Class A (Miscellaneous Manufacturing)	188	3,877
Acuity Brands, Inc. (Miscellaneous Manufacturing)	94	3,960
Aecom Technology Corp.* (Engineering & Construction)	235	5,673
AGCO Corp.* (Machinery-Diversified)	235	8,169
Agilent Technologies, Inc.* (Electronics)	893	24,941
Alexander & Baldwin, Inc. (Transportation)	94	3,154
Alliance Data Systems Corp.* (Commercial Services)	141	8,105
Alliant Techsystems, Inc.* (Aerospace/Defense)	94	6,313
American Superconductor Corp.* (Electrical Components & Equipment)	94	2,834
Ametek, Inc. (Electrical Components & Equipment)	282	12,484
Amphenol Corp.—Class A (Electronics)	470	21,056
Anixter International, Inc.* (Telecommunications)	94	4,542
AptarGroup, Inc. (Miscellaneous Manufacturing)	141	6,073
Arkansas Best Corp. (Transportation)	47	1,061
Arrow Electronics, Inc.* (Electronics)	329	8,156
Astec Industries, Inc.* (Machinery-Construction & Mining)	47	1,473
Automatic Data Processing, Inc. (Software)	1,316	54,311
Avnet, Inc.* (Electronics)	376	9,456
AVX Corp. (Electronics)	141	1,985
Babcock & Wilcox Co.* (Machinery-Diversified)	24	546
Baldor Electric Co. (Hand/Machine Tools)	94	3,593
Ball Corp. (Packaging & Containers)	235	13,686
BE Aerospace, Inc.* (Aerospace/Defense)	235	6,909
Belden, Inc. (Electrical Components & Equipment)	141	3,368
Bemis Co., Inc. (Packaging & Containers)	282	8,449
Benchmark Electronics, Inc.* (Electronics)	141	2,355
Black Box Corp. (Telecommunications)	47	1,431
Boeing Co. (Aerospace/Defense)	1,739	118,495
Brady Corp.—Class A (Electronics)	141	3,921
Broadridge Financial Solutions, Inc. (Software)	329	6,679
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	188	11,697
C.H. Robinson Worldwide, Inc. (Transportation)	423	27,580
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	141	4,749
Caterpillar, Inc. (Machinery-Construction & Mining)	1,457	101,626
Ceradyne, Inc.* (Miscellaneous Manufacturing)	47	1,093
Checkpoint Systems, Inc.* (Electronics)	94	1,877
Cintas Corp. (Textiles)	329	8,705
Clarcor, Inc. (Miscellaneous Manufacturing)	141	5,290
Clean Harbors, Inc.* (Environmental Control)	47	2,969
Cognex Corp. (Machinery-Diversified)	94	1,753
Coinstar, Inc.* (Commercial Services)	94	4,277
Commscope, Inc.* (Telecommunications)	235	4,780
Con-way, Inc. (Transportation)	141	4,750
Convergys Corp.* (Commercial Services)	282	3,150
Cooper Industries PLC (Miscellaneous Manufacturing)	423	19,098
CoreLogic, Inc. (Commercial Services)	235	4,707
Corrections Corp. of America* (Commercial Services)	282	5,519
Crane Co. (Miscellaneous Manufacturing)	141	5,011
Crown Holdings, Inc.* (Packaging & Containers)	423	11,772
CSX Corp. (Transportation)	1,034	54,512
Cummins, Inc. (Machinery-Diversified)	470	37,417
Curtiss-Wright Corp. (Aerospace/Defense)	141	4,271
Danaher Corp. (Miscellaneous Manufacturing)	1,316	50,548
Deere & Co. (Machinery-Diversified)	1,081	72,081
Deluxe Corp. (Commercial Services)	141	2,902
Dionex Corp.* (Electronics)	47	3,549
Donaldson Co., Inc. (Miscellaneous Manufacturing)	188	8,924
Dover Corp. (Miscellaneous Manufacturing)	470	22,546
Eagle Materials, Inc.—Class A (Building Materials)	94	2,299
Eaton Corp. (Miscellaneous Manufacturing)	423	33,189
EMCOR Group, Inc.* (Engineering & Construction)	188	4,890
Emerson Electric Co. (Electrical Components & Equipment)	1,974	97,792
EnerSys* (Electrical Components & Equipment)	94	2,277
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	47	1,401
Esterline Technologies Corp.* (Aerospace/Defense)	94	4,825
Euronet Worldwide, Inc.* (Commercial Services)	141	2,214
Expeditors International of Washington, Inc. (Transportation)	564	24,049
Fastenal Co. (Distribution/Wholesale)	376	18,454
FedEx Corp. (Transportation)	752	62,078
Fidelity National Information Services, Inc. (Software)	846	24,255
Fiserv, Inc.* (Software)	376	18,838
Flextronics International, Ltd.* (Electronics)	2,115	13,155
FLIR Systems, Inc.* (Electronics)	376	11,190
Flowserve Corp. (Machinery-Diversified)	141	13,982
Fluor Corp. (Engineering & Construction)	470	22,696
Fortune Brands, Inc. (Household Products/Wares)	376	16,499
Forward Air Corp. (Transportation)	94	2,730
Foster Wheeler AG* (Engineering & Construction)	329	7,574
FTI Consulting, Inc.* (Commercial Services)	141	4,984
G & K Services, Inc. (Textiles)	47	1,094
Gardner Denver, Inc. (Machinery-Diversified)	141	7,159
GATX Corp. (Trucking & Leasing)	94	2,656
Genco Shipping & Trading, Ltd.* (Transportation)	94	1,570
General Cable Corp.* (Electrical Components & Equipment)	141	3,742
General Dynamics Corp. (Aerospace/Defense)	846	51,817
General Electric Co. (Miscellaneous Manufacturing)	27,683	446,250
Genesee & Wyoming, Inc.—Class A* (Transportation)	94	3,843
Genpact, Ltd.* (Commercial Services)	282	4,250
Global Payments, Inc. (Software)	235	8,867
Goodrich Corp. (Aerospace/Defense)	329	23,974
Graco, Inc. (Machinery-Diversified)	141	4,451
GrafTech International, Ltd.* (Electrical Components & Equipment)	329	5,159
Granite Construction, Inc. (Engineering & Construction)	94	2,186
Greif, Inc.—Class A (Packaging & Containers)	47	2,803
Harsco Corp. (Miscellaneous Manufacturing)	188	4,354
Heartland Express, Inc. (Transportation)	141	2,259
Hewitt Associates, Inc.* (Commercial Services)	235	11,538
Hexcel Corp.* (Aerospace/Defense Equipment)	235	4,392
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,833	78,562
Hub Group, Inc.—Class A* (Transportation)	94	3,022
Hubbell, Inc.—Class B (Electrical Components & Equipment)	141	6,654
IDEX Corp. (Machinery-Diversified)	188	6,048
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,128	49,068
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	846	31,691
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	94	2,153
Iron Mountain, Inc. (Commercial Services)	470	11,125
Itron, Inc.* (Electronics)	94	6,117
ITT Industries, Inc. (Miscellaneous Manufacturing)	470	22,146
J.B. Hunt Transport Services, Inc. (Transportation)	235	8,340
Jabil Circuit, Inc. (Electronics)	517	7,502
Jack Henry & Associates, Inc. (Computers)	235	5,969
Jacobs Engineering Group, Inc.* (Engineering & Construction)	329	12,032
Joy Global, Inc. (Machinery-Construction & Mining)	282	16,742
Kaman Corp. (Aerospace/Defense)	47	1,073
Kansas City Southern Industries, Inc.* (Transportation)	282	10,349
Kaydon Corp. (Metal Fabricate/Hardware)	94	3,571
KBR, Inc. (Engineering & Construction)	423	9,467
Kennametal, Inc. (Hand/Machine Tools)	188	5,149

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 169

Common Stocks (continued)
	Shares	Value

Kirby Corp.* (Transportation)	141	$5,420
Knight Transportation, Inc. (Transportation)	141	2,950
L-3 Communications Holdings, Inc. (Aerospace/ Defense)	282	20,597
Landstar System, Inc. (Transportation)	141	5,716
Lender Processing Services, Inc. (Diversified Financial Services)	235	7,506
Lennox International, Inc. (Building Materials)	141	6,157
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	94	5,191
Littelfuse, Inc.* (Electrical Components & Equipment)	47	1,674
Lockheed Martin Corp. (Aerospace/Defense)	752	56,513
Louisiana-Pacific Corp.* (Forest Products & Paper)	329	2,395
Manitowoc Co. (Machinery-Diversified)	329	3,408
Manpower, Inc. (Commercial Services)	235	11,275
ManTech International Corp.—Class A* (Software)	47	1,864
Martin Marietta Materials (Building Materials)	141	12,041
Masco Corp. (Building Materials)	940	9,663
McDermott International, Inc.* (Engineering & Construction)	611	14,365
MDU Resources Group, Inc. (Electric)	470	9,282
MeadWestvaco Corp. (Forest Products & Paper)	423	10,135
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	94	10,979
Mine Safety Appliances Co. (Environmental Control)	94	2,355
Molex, Inc. (Electrical Components & Equipment)	188	3,705
Molex, Inc.—Class A (Electrical Components & Equipment)	188	3,177
Monster Worldwide, Inc.* (Internet)	329	4,514
Moog, Inc.—Class A* (Aerospace/Defense)	94	3,366
MSC Industrial Direct Co.—Class A (Retail)	94	4,737
Mueller Industries, Inc. (Metal Fabricate/Hardware)	94	2,324
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	376	1,429
Nalco Holding Co. (Environmental Control)	329	8,024
National Instruments Corp. (Computers)	141	4,498
Navigant Consulting Co.* (Commercial Services)	141	1,387
Navistar International Corp.* (Auto Manufacturers)	141	7,291
NeuStar, Inc.* (Telecommunications)	188	4,367
Nordson Corp. (Machinery-Diversified)	94	5,927
Norfolk Southern Corp. (Transportation)	940	52,894
Northrop Grumman Corp. (Aerospace/Defense)	752	44,097
Old Dominion Freight Line, Inc.* (Transportation)	94	3,706
Orbital Sciences Corp.* (Aerospace/Defense)	141	2,064
Oshkosh Truck Corp.* (Auto Manufacturers)	235	8,079
Overseas Shipholding Group, Inc. (Transportation)	47	1,844
Owens Corning, Inc.* (Building Materials)	282	8,877
Owens-Illinois, Inc.* (Packaging & Containers)	423	11,696
PACCAR, Inc. (Auto Manufacturers)	893	40,917
Packaging Corp. of America (Packaging & Containers)	282	6,768
Pactiv Corp.* (Packaging & Containers)	329	10,008
Pall Corp. (Miscellaneous Manufacturing)	282	10,784
Parker Hannifin Corp. (Miscellaneous Manufacturing)	423	26,277
Paychex, Inc. (Commercial Services)	846	21,988
Pentair, Inc. (Miscellaneous Manufacturing)	235	8,037
PerkinElmer, Inc. (Electronics)	282	5,488
PHH Corp.* (Commercial Services)	141	2,807
Plexus Corp.* (Electronics)	94	2,745
Precision Castparts Corp. (Metal Fabricate/Hardware)	376	45,943
Quanex Building Products Corp. (Building Materials)	94	1,653
Quanta Services, Inc.* (Commercial Services)	564	12,115
R.R. Donnelley & Sons Co. (Commercial Services)	517	8,722
Raytheon Co. (Aerospace/Defense)	987	45,668
Regal-Beloit Corp. (Hand/Machine Tools)	94	5,718
Republic Services, Inc. (Environmental Control)	799	25,456
Resources Connection, Inc.* (Commercial Services)	141	1,832
Robert Half International, Inc. (Commercial Services)	376	9,468
Rock-Tenn Co.—Class A (Forest Products & Paper)	94	5,003
Rockwell Automation, Inc. (Machinery-Diversified)	376	20,360
Rockwell Collins, Inc. (Aerospace/Defense)	423	24,179
Roper Industries, Inc. (Miscellaneous Manufacturing)	235	14,687
Ryder System, Inc. (Transportation)	141	6,157
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	47	2,154
Sealed Air Corp. (Packaging & Containers)	423	9,149
Shaw Group, Inc.* (Engineering & Construction)	235	7,529
Sherwin-Williams Co. (Chemicals)	235	16,250
Silgan Holdings, Inc. (Packaging & Containers)	141	4,007
Simpson Manufacturing Co., Inc. (Building Materials)	94	2,424
Smith Corp. (Miscellaneous Manufacturing)	47	2,570
Sonoco Products Co. (Packaging & Containers)	235	7,684
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	282	5,739
SPX Corp. (Miscellaneous Manufacturing)	141	8,398
Stericycle, Inc.* (Environmental Control)	235	14,805
Teekay Shipping Corp. (Transportation)	94	2,596
Teledyne Technologies, Inc.* (Aerospace/Defense)	94	3,857
TeleTech Holdings, Inc.* (Commercial Services)	94	1,307
Temple-Inland, Inc. (Forest Products & Paper)	282	5,657
Terex Corp.* (Machinery-Construction & Mining)	282	5,567
Tetra Tech, Inc.* (Environmental Control)	141	2,957
Texas Industries, Inc. (Building Materials)	47	1,560
Textron, Inc. (Miscellaneous Manufacturing)	705	14,636
The Brink’s Co. (Miscellaneous Manufacturing)	141	3,088
The Corporate Executive Board Co. (Commercial Services)	94	2,648
Thomas & Betts Corp.* (Electronics)	141	5,589
Timken Co. (Metal Fabricate/Hardware)	188	6,321
Toro Co. (Housewares)	94	4,893
Total System Services, Inc. (Software)	517	7,708
Towers Watson & Co.—Class A (Commercial Services)	94	4,184
TransDigm Group, Inc. (Aerospace/Defense Equipment)	94	5,092
Trimble Navigation, Ltd.* (Electronics)	329	9,334
Trinity Industries, Inc. (Miscellaneous Manufacturing)	188	3,830
TrueBlue, Inc.* (Commercial Services)	94	1,210
Tyco Electronics, Ltd. (Electronics)	1,175	31,725
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,316	50,376
Union Pacific Corp. (Transportation)	1,316	98,266
United Parcel Service, Inc.—Class B (Transportation)	1,833	119,145
United Rentals, Inc.* (Commercial Services)	141	1,858
United Stationers, Inc.* (Distribution/Wholesale)	47	2,545
United Technologies Corp. (Aerospace/Defense)	2,256	160,402
URS Corp.* (Engineering & Construction)	235	9,492
USG Corp.* (Building Materials)	188	2,260
UTI Worldwide, Inc. (Transportation)	282	4,120
Valmont Industries, Inc. (Metal Fabricate/Hardware)	47	3,339
Valspar Corp. (Chemicals)	235	7,381
Veeco Instruments, Inc.* (Semiconductors)	94	4,070
Verisk Analytics, Inc.—Class A* (Commercial Services)	282	8,373
Vishay Intertechnology, Inc.* (Electronics)	423	3,591
Vishay Precision Group, Inc.* (Electronics)	47	595
VistaPrint N.V.* (Commercial Services)	94	3,107
Vulcan Materials Co. (Building Materials)	282	12,758
W.W. Grainger, Inc. (Distribution/Wholesale)	141	15,793
Wabtec Corp. (Machinery-Diversified)	141	6,290
Waste Connections, Inc.* (Environmental Control)	188	7,176
Waste Management, Inc. (Environmental Control)	1,175	39,891
Watsco, Inc. (Distribution/Wholesale)	94	5,237
Werner Enterprises, Inc. (Transportation)	141	3,247
WESCO International, Inc.* (Distribution/Wholesale)	94	3,377
Weyerhaeuser Co. (Forest Products & Paper)	564	9,148
Woodward Governor Co. (Electronics)	141	4,264
World Fuel Services Corp. (Retail)	141	3,673
Wright Express Corp.* (Commercial Services)	94	3,289
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	141	3,869

TOTAL COMMON STOCKS
(Cost $3,192,356)		3,867,953

See accompanying notes to the financial statements.

170 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Repurchase Agreements (35.1%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $358,004 (Collateralized by $358,900 U.S. Treasury Notes, 1.38%, 5/15/12, market value $365,181)	$358,000	$358,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $586,006 (Collateralized by $553,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $598,334)	586,000	586,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $458,005 (Collateralized by $430,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $468,232)	458,000	458,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $119,001 (Collateralized by $125,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $125,000)	119,000	119,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $243,002 (Collateralized by $233,300 U.S. Treasury Notes, 4.50%, 9/30/11, market value $247,970)	243,000	243,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,764,000)		1,764,000

TOTAL INVESTMENT SECURITIES
(Cost $4,956,356)—112.5%		5,651,953
Net other assets (liabilities)—(12.5)%		(627,129)

NET ASSETS—100.0%		$5,024,824

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $790,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$1,686,456	$2,932
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	1,957,998	(9,258)

		$(6,326)

Industrials UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$585,738	11.7%
Aerospace/Defense Equipment	9,484	0.2%
Auto Manufacturers	56,287	1.1%
Building Materials	59,692	1.2%
Chemicals	23,631	0.5%
Commercial Services	160,381	3.2%
Computers	75,675	1.5%
Distribution/Wholesale	45,406	0.9%
Diversified Financial Services	7,506	0.1%
Electric	9,282	0.2%
Electrical Components & Equipment	153,845	3.1%
Electronics	178,591	3.6%
Engineering & Construction	98,057	1.9%
Environmental Control	103,633	2.1%
Forest Products & Paper	32,338	0.6%
Hand/Machine Tools	19,651	0.4%
Household Products/Wares	16,499	0.3%
Housewares	4,893	0.1%
Internet	4,514	0.1%
Iron/Steel	2,154	NM
Machinery-Construction & Mining	137,105	2.7%
Machinery-Diversified	191,460	3.8%
Metal Fabricate/Hardware	62,927	1.2%
Miscellaneous Manufacturing	1,085,247	21.6%
Packaging & Containers	86,022	1.7%
Retail	8,410	0.2%
Semiconductors	4,070	0.1%
Software	122,522	2.4%
Telecommunications	15,120	0.3%
Textiles	9,799	0.2%
Transportation	515,358	10.3%
Trucking & Leasing	2,656	0.1%
Other**	1,136,871	22.6%

Total	$5,024,824	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 171

Common Stocks (74.4%)
	Shares	Value

Akamai Technologies, Inc.* (Internet)	7,575	$290,577
Allscripts Healthcare Solutions, Inc.* (Software)	8,282	138,226
Amazon.com, Inc.* (Internet)	5,353	631,065
Ariba, Inc.* (Internet)	10,504	167,749
Art Technology Group, Inc.* (Internet)	29,290	105,444
Blue Nile, Inc.* (Internet)	2,424	123,382
Check Point Software Technologies, Ltd.* (Internet)	9,191	312,678
Concur Technologies, Inc.* (Software)	4,242	196,320
Constant Contact, Inc.* (Internet)	4,949	96,456
DealerTrack Holdings, Inc.* (Internet)	6,666	104,056
Digital River, Inc.* (Internet)	5,454	143,386
E*TRADE Financial Corp.* (Diversified Financial Services)	15,857	231,988
EarthLink, Inc. (Internet)	16,261	143,585
eBay, Inc.* (Internet)	24,038	502,634
Ebix, Inc.* (Software)	10,403	172,794
Expedia, Inc. (Internet)	12,625	286,335
Google, Inc.—Class A* (Internet)	1,919	930,427
IAC/InterActiveCorp* (Internet)	8,080	202,000
Internap Network Services Corp.* (Internet)	16,463	77,047
j2 Global Communications, Inc.* (Internet)	6,262	147,345
Juniper Networks, Inc.* (Telecommunications)	16,766	465,759
Monster Worldwide, Inc.* (Internet)	13,433	184,301
Netflix, Inc.* (Internet)	2,424	248,581
NETGEAR, Inc.* (Telecommunications)	5,959	143,016
NIC, Inc. (Internet)	17,675	131,148
Priceline.com, Inc.* (Internet)	1,919	430,624
Quest Software, Inc.* (Software)	7,979	160,857
RealNetworks, Inc.* (Internet)	26,159	86,848
Salesforce.com, Inc.* (Software)	4,141	409,752
Sapient Corp. (Internet)	13,534	148,874
Sonus Networks, Inc.* (Telecommunications)	40,905	117,806
TD Ameritrade Holding Corp.* (Diversified Financial Services)	14,241	224,153
Tibco Software, Inc.* (Internet)	16,362	221,869
United Online, Inc. (Internet)	17,069	107,876
ValueClick, Inc.* (Internet)	12,019	131,608
VeriSign, Inc.* (Internet)	9,898	278,629
Vocus, Inc.* (Internet)	5,555	90,491
WebMD Health Corp.* (Internet)	4,242	196,277
Websense, Inc.* (Internet)	6,363	118,097
Yahoo!, Inc.* (Internet)	32,118	445,798

TOTAL COMMON STOCKS
(Cost $6,266,706)		9,345,858

Repurchase Agreements (27.2%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $694,008 (Collateralized by $695,800 U.S. Treasury Notes, 1.38%, 5/15/12, market value $707,976)	$694,000	$694,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,135,012 (Collateralized by $1,071,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,158,798)	1,135,000	1,135,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $888,010 (Collateralized by $833,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $907,063)	888,000	888,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $231,003 (Collateralized by $245,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $245,000)	231,000	231,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $466,005 (Collateralized by $447,300 U.S. Treasury Notes, 4.50%, 9/30/11, market value $475,427)	466,000	466,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,414,000)		3,414,000

TOTAL INVESTMENT SECURITIES
(Cost $9,680,706)—101.6%		12,759,858
Net other assets (liabilities)—(1.6)%		(201,271)

NET ASSETS—100.0%		$12,558,587

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $2,300,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$5,773,509	$(108,928)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	3,703,653	(83,357)

		$(192,285)

Internet UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Diversified Financial Services	$456,141	3.6%
Internet	7,085,187	56.4%
Software	1,077,949	8.6%
Telecommunications	726,581	5.8%
Other**	3,212,729	25.6%

Total	$12,558,587	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

172 :: Mobile Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (67.4%)
	Shares	Value

American Tower Corp.* (Telecommunications)	20,520	$948,845
Crown Castle International Corp.* (Telecommunications)	7,200	284,472
Leap Wireless International, Inc.* (Telecommunications)	3,240	38,524
MetroPCS Communications, Inc.* (Telecommunications)	12,960	115,992
NII Holdings, Inc.—Class B* (Telecommunications)	5,040	188,798
SBA Communications Corp.—Class A* (Telecommunications)	5,040	182,347
Sprint Nextel Corp.* (Telecommunications)	151,200	690,984
Telephone & Data Systems, Inc. (Telecommunications)	2,520	86,007
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	2,160	64,822
US Cellular Corp.* (Telecommunications)	720	33,862

TOTAL COMMON STOCKS
(Cost $2,073,577)		2,634,653

Repurchase Agreements (24.2%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $192,002 (Collateralized by $192,500 U.S. Treasury Notes, 1.38%, 5/15/12, market value $195,869)	$192,000	$192,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $314,003 (Collateralized by $297,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $321,347)	314,000	314,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $245,003 (Collateralized by $230,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $250,450)	245,000	245,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $64,001 (Collateralized by $70,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $70,000)	64,000	64,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $129,001 (Collateralized by $123,800 U.S. Treasury Notes, 4.50%, 9/30/11, market value $131,585)	129,000	129,000

TOTAL REPURCHASE AGREEMENTS
(Cost $944,000)		944,000

TOTAL INVESTMENT SECURITIES
(Cost $3,017,577)—91.6%		3,578,653
Net other assets (liabilities)—8.4%		326,385

NET ASSETS—100.0%		$3,905,038

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$612,479	$(14,619)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	2,621,261	(38,667)

		$(53,286)

Mobile Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Telecommunications	$2,634,653	67.4%
Other**	1,270,385	32.6%

Total	$3,905,038	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 173

Common Stocks (74.0%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	12,194	$599,457
Apache Corp. (Oil & Gas)	8,190	782,800
Atlas Energy, Inc.* (Oil & Gas)	2,002	59,239
Atwood Oceanics, Inc.* (Oil & Gas)	1,274	34,653
Baker Hughes, Inc. (Oil & Gas Services)	10,374	500,753
Berry Petroleum Co.—Class A (Oil & Gas)	1,092	32,563
Bill Barrett Corp.* (Oil & Gas)	1,092	38,635
Brigham Exploration Co.* (Oil & Gas)	2,912	50,261
Bristow Group, Inc.* (Transportation)	910	30,421
Cabot Oil & Gas Corp. (Oil & Gas)	2,548	77,638
Cameron International Corp.* (Oil & Gas Services)	6,006	237,778
Carrizo Oil & Gas, Inc.* (Oil & Gas)	728	14,276
Chart Industries, Inc.* (Machinery-Diversified)	728	12,966
Chesapeake Energy Corp. (Oil & Gas)	15,834	332,989
Chevron Corp. (Oil & Gas)	49,140	3,744,959
Cimarex Energy Co. (Oil & Gas)	2,002	137,878
Complete Production Services, Inc.* (Oil & Gas Services)	1,638	31,531
Comstock Resources, Inc.* (Oil & Gas)	1,092	27,639
Concho Resources, Inc.* (Oil & Gas)	1,820	109,164
ConocoPhillips (Oil & Gas)	34,034	1,879,357
Continental Resources, Inc.* (Oil & Gas)	728	33,146
Core Laboratories N.V. (Oil & Gas Services)	1,092	84,357
Denbury Resources, Inc.* (Oil & Gas)	9,828	155,675
Devon Energy Corp. (Oil & Gas)	10,192	636,898
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,638	97,445
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,002	74,494
Drill-Quip, Inc.* (Oil & Gas Services)	728	38,060
El Paso Corp. (Pipelines)	17,290	213,013
Energen Corp. (Gas)	1,820	80,881
EOG Resources, Inc. (Oil & Gas)	6,188	603,330
EXCO Resources, Inc. (Oil & Gas)	4,186	60,739
Exterran Holdings, Inc.* (Oil & Gas Services)	1,456	38,832
Exxon Mobil Corp. (Oil & Gas)	125,034	7,462,029
First Solar, Inc.* (Energy-Alternate Sources)	1,092	136,991
FMC Technologies, Inc.* (Oil & Gas Services)	2,912	184,271
Forest Oil Corp.* (Oil & Gas)	2,730	78,051
Frontier Oil Corp. (Oil & Gas)	2,548	31,315
Global Industries, Ltd.* (Oil & Gas Services)	2,548	12,078
Halliburton Co. (Oil & Gas Services)	21,840	652,579
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,366	22,217
Helmerich & Payne, Inc. (Oil & Gas)	2,366	95,894
Hess Corp. (Oil & Gas)	7,280	390,135
Holly Corp. (Oil & Gas)	1,092	29,189
Key Energy Services, Inc.* (Oil & Gas Services)	3,094	29,888
Marathon Oil Corp. (Oil & Gas)	17,472	584,438
Mariner Energy, Inc.* (Oil & Gas)	2,548	60,872
Murphy Oil Corp. (Oil & Gas)	4,732	259,077
Nabors Industries, Ltd.* (Oil & Gas)	6,916	127,324
National Oilwell Varco, Inc. (Oil & Gas Services)	10,192	399,119
Newfield Exploration Co.* (Oil & Gas)	3,276	175,135
Noble Corp. (Oil & Gas)	6,370	207,025
Noble Energy, Inc. (Oil & Gas)	4,186	280,713
Occidental Petroleum Corp. (Oil & Gas)	19,838	1,545,975
Oceaneering International, Inc.* (Oil & Gas Services)	1,274	63,037
OGE Energy Corp. (Electric)	2,366	93,788
Oil States International, Inc.* (Oil & Gas Services)	1,274	58,528
Parker Drilling Co.* (Oil & Gas)	2,730	11,411
Patterson-UTI Energy, Inc. (Oil & Gas)	3,822	62,795
Penn Virginia Corp. (Oil & Gas)	1,092	20,748
Petrohawk Energy Corp.* (Oil & Gas)	7,280	114,806
Pioneer Natural Resources Co. (Oil & Gas)	2,912	168,663
Plains Exploration & Production Co.* (Oil & Gas)	3,458	77,978
Pride International, Inc.* (Oil & Gas)	3,822	90,925
QEP Resources, Inc.* (Oil & Gas)	4,186	144,082
Quicksilver Resources, Inc.* (Oil & Gas)	2,912	36,662
Range Resources Corp. (Oil & Gas)	3,822	141,873
Rowan Cos., Inc.* (Oil & Gas)	2,730	68,960
SandRidge Energy, Inc.* (Oil & Gas)	8,918	52,616
Schlumberger, Ltd. (Oil & Gas Services)	29,120	1,737,299
SEACOR SMIT, Inc.* (Oil & Gas Services)	546	45,220
SM Energy Co. (Oil & Gas)	1,456	60,307
Smith International, Inc. (Oil & Gas Services)	6,006	249,129
Southern Union Co. (Gas)	2,912	65,724
Southwestern Energy Co.* (Oil & Gas)	8,554	311,793
Sunoco, Inc. (Oil & Gas)	2,912	103,871
SunPower Corp.—Class A* (Energy-Alternate Sources)	1,274	15,836
SunPower Corp.—Class B* (Electrical Components & Equipment)	1,092	12,602
Superior Energy Services, Inc.* (Oil & Gas Services)	1,820	41,478
Swift Energy Co.* (Oil & Gas)	910	23,596
Tesoro Petroleum Corp. (Oil & Gas)	3,458	44,643
TETRA Technologies, Inc.* (Oil & Gas Services)	1,820	18,964
The Williams Cos., Inc. (Pipelines)	14,014	272,012
Tidewater, Inc. (Oil & Gas Services)	1,274	52,208
Transocean, Ltd.* (Oil & Gas)	8,190	378,460
Ultra Petroleum Corp.* (Oil & Gas)	3,640	154,227
Unit Corp.* (Oil & Gas)	1,092	44,663
Valero Energy Corp. (Oil & Gas)	13,832	235,006
Weatherford International, Ltd.* (Oil & Gas Services)	17,836	288,943
Whiting Petroleum Corp.* (Oil & Gas)	1,092	96,107

TOTAL COMMON STOCKS
(Cost $15,140,885)		29,075,102

Repurchase Agreements (26.7%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,136,023 (Collateralized by $2,141,400 U.S. Treasury Notes, 1.38%, 5/15/12, market value $2,178,874)	$2,136,000	$2,136,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,490,038 (Collateralized by $3,291,000 Federal Home Lone Mortgage Corp., 4.13%, 12/21/12, market value $3,560,788)	3,490,000	3,490,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,730,030 (Collateralized by $2,504,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $2,787,849)	2,730,000	2,730,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $711,008 (Collateralized by $735,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $735,000)	711,000	711,000

See accompanying notes to the financial statements.

174 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Repurchase Agreements (continued)
	Principal
	Amount	Value

UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,425,014 (Collateralized by $1,420,400 of various U.S. Treasury Obligations, 2.00%–4.50%, 9/30/10-9/30/11, market value $1,453,625)	$1,425,000	$1,425,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,492,000)		10,492,000

TOTAL INVESTMENT SECURITIES
(Cost $25,632,885)—100.7%		39,567,102
Net other assets (liabilities)—(0.7)%		(264,581)

NET ASSETS—100.0%		$39,302,521

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $5,310,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$12,253,215	$(104,899)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	17,620,812	(159,340)

		$(264,239)

Oil & Gas UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Electric	$93,788	0.3%
Electrical Components & Equipment	12,602	NM
Energy - Alternate Sources	152,827	0.4%
Gas	146,605	0.4%
Machinery - Diversified	12,966	NM
Oil & Gas	23,280,105	59.2%
Oil & Gas Services	4,860,763	12.4%
Pipelines	485,025	1.2%
Transportation	30,421	0.1%
Other**	10,227,419	26.0%

Total	$39,302,521	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 175

Common Stocks (76.5%)
	Shares	Value

Atwood Oceanics, Inc.* (Oil & Gas)	2,128	$57,882
Baker Hughes, Inc. (Oil & Gas Services)	16,568	799,737
Bristow Group, Inc.* (Transportation)	1,368	45,732
Cameron International Corp.* (Oil & Gas Services)	9,576	379,114
Chart Industries, Inc.* (Machinery - Diversified)	1,064	18,950
Complete Production Services, Inc.* (Oil & Gas Services)	2,432	46,816
Core Laboratories N.V. (Oil & Gas Services)	1,824	140,904
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,584	153,722
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,192	118,774
Drill-Quip, Inc.* (Oil & Gas Services)	1,216	63,573
El Paso Corp. (Pipelines)	27,512	338,948
Exterran Holdings, Inc.* (Oil & Gas Services)	2,432	64,861
FMC Technologies, Inc.* (Oil & Gas Services)	4,712	298,175
Global Industries, Ltd.* (Oil & Gas Services)	4,104	19,453
Halliburton Co. (Oil & Gas Services)	34,960	1,044,605
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,648	34,255
Helmerich & Payne, Inc. (Oil & Gas)	3,800	154,014
Key Energy Services, Inc.* (Oil & Gas Services)	4,864	46,986
Nabors Industries, Ltd.* (Oil & Gas)	11,096	204,277
National Oilwell Varco, Inc. (Oil & Gas Services)	16,416	642,851
Noble Corp. (Oil & Gas)	10,032	326,040
Oceaneering International, Inc.* (Oil & Gas Services)	2,128	105,293
OGE Energy Corp. (Electric)	3,800	150,632
Oil States International, Inc.* (Oil & Gas Services)	1,976	90,777
Parker Drilling Co.* (Oil & Gas)	4,560	19,061
Patterson-UTI Energy, Inc. (Oil & Gas)	6,080	99,894
Pride International, Inc.* (Oil & Gas)	6,232	148,259
Rowan Cos., Inc.* (Oil & Gas)	4,408	111,346
Schlumberger, Ltd. (Oil & Gas Services)	46,664	2,783,974
SEACOR SMIT, Inc.* (Oil & Gas Services)	912	75,532
Smith International, Inc. (Oil & Gas Services)	9,728	403,518
Superior Energy Services, Inc.* (Oil & Gas Services)	3,040	69,282
TETRA Technologies, Inc.* (Oil & Gas Services)	2,888	30,093
The Williams Cos., Inc. (Pipelines)	22,496	436,647
Tidewater, Inc. (Oil & Gas Services)	1,976	80,977
Transocean, Ltd.* (Oil & Gas)	13,072	604,057
Unit Corp.* (Oil & Gas)	1,824	74,602
Weatherford International, Ltd.* (Oil & Gas Services)	28,424	460,469

TOTAL COMMON STOCKS
(Cost $7,565,882)		10,744,082

Repurchase Agreements (31.3%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $894,010 (Collateralized by $896,300 U.S. Treasury Notes, 1.38%, 5/15/12, market value $911,985)	$894,000	$894,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,463,016 (Collateralized by $1,381,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,494,211)	1,463,000	1,463,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,144,012 (Collateralized by $1,073,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $1,168,402)	1,144,000	1,144,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $297,003 (Collateralized by $305,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $305,000)	297,000	297,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $602,006 (Collateralized by $595,800 of various U.S. Treasury Obligations, 2.00%–4.50%, 9/30/10-9/30/11, market value $614,207)	602,000	602,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,400,000)		4,400,000

TOTAL INVESTMENT SECURITIES
(Cost $11,965,882)—107.8%		15,144,082
Net other assets (liabilities)—(7.8)%		(1,098,305)

NET ASSETS—100.0%		$14,045,777

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $1,800,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$3,452,505	$7,429
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	6,876,852	7,762

		$15,191

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Electric	$150,632	1.1%
Machinery - Diversified	18,950	0.2%
Oil & Gas	1,953,154	13.9%
Oil & Gas Services	7,800,019	55.5%
Pipelines	775,595	5.5%
Transportation	45,732	0.3%
Other**	3,301,695	23.5%

Total	$14,045,777	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

176 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (64.8%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	2,093	$102,724
Alkermes, Inc.* (Pharmaceuticals)	207	2,670
Allergan, Inc. (Pharmaceuticals)	644	39,323
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	92	2,076
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,634	90,559
Cephalon, Inc.* (Pharmaceuticals)	161	9,137
Eli Lilly & Co. (Pharmaceuticals)	2,070	73,692
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	230	5,522
Forest Laboratories, Inc.* (Pharmaceuticals)	644	17,871
Hospira, Inc.* (Pharmaceuticals)	345	17,974
Johnson & Johnson (Healthcare-Products)	5,842	339,362
King Pharmaceuticals, Inc.* (Pharmaceuticals)	529	4,634
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	138	3,498
Merck & Co., Inc. (Pharmaceuticals)	6,578	226,678
Mylan Laboratories, Inc.* (Pharmaceuticals)	644	11,206
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	69	1,822
Perrigo Co. (Pharmaceuticals)	184	10,306
Pfizer, Inc. (Pharmaceuticals)	16,997	254,955
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	115	4,877
Theravance, Inc.* (Pharmaceuticals)	138	2,044
Valeant Pharmaceuticals International* (Pharmaceuticals)	115	6,477
Warner Chilcott PLC—Class A* (Pharmaceuticals)	207	5,299
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	230	9,315

TOTAL COMMON STOCKS
(Cost $1,067,311)		1,242,021

Repurchase Agreements (29.9%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $116,001 (Collateralized by $116,300 U.S. Treasury Notes, 1.38%, 5/15/12, market value $118,335)	$116,000	$116,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $190,002 (Collateralized by $180,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $194,756)	190,000	190,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $148,002 (Collateralized by $139,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $151,359)	148,000	148,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $38,000 (Collateralized by $40,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $40,000)	38,000	38,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $80,001 (Collateralized by $76,800 U.S. Treasury Notes, 4.50%, 9/30/11, market value $81,629)	80,000	80,000

TOTAL REPURCHASE AGREEMENTS
(Cost $572,000)		572,000

TOTAL INVESTMENT SECURITIES
(Cost $1,639,311)—94.7%		1,814,021
Net other assets (liabilities)—5.3%		102,448

NET ASSETS—100.0%		$1,916,469

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$925,246	$6,070
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	709,620	(3,703)

		$2,367

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Healthcare - Products	$341,438	17.8%
Pharmaceuticals	900,583	47.0%
Other**	674,448	35.2%

Total	$1,916,469	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 177

Repurchase Agreements (105.1%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $13,273,144 (Collateralized by $12,719,600 of various U.S. Treasury Notes, 1.38%–3.75%, 5/15/12-11/15/18, market value $13,538,658)	$13,273,000	$13,273,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $21,681,235 (Collateralized by $21,329,000 of various U.S. Government Agency Obligations, 2.40%–5.25%, 7/18/11-8/24/12, market value $22,116,004)	21,681,000	21,681,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $16,961,184 (Collateralized by $16,569,000 of various Federal National Mortgage Association Securities, 2.00%–4.63%, 9/28/12-10/15/13, market value $17,302,849)	16,961,000	16,961,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,423,048 (Collateralized by $4,515,000 of various Federal Home Loan Bank Securities, 0.50%–0.67%, 6/30/11-1/25/12, market value $4,517,719)	4,423,000	4,423,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $8,817,088 (Collateralized by $8,855,700 of various U.S. Treasury Obligations, 1.50%–2.38%, 8/31/10-7/15/12, market value $8,993,476)	8,817,000	8,817,000

TOTAL REPURCHASE AGREEMENTS
(Cost $65,155,000)		65,155,000

TOTAL INVESTMENT SECURITIES
(Cost $65,155,000)—105.1%		65,155,000
Net other assets (liabilities)—(5.1)%		(3,186,700)

NET ASSETS—100.0%		$61,968,300

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $21,293,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$31,030,562	$(655,185)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	61,984,638	(1,203,634)

		$(1,858,819)

See accompanying notes to the financial statements.

178 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (71.8%)
	Shares	Value

Alexandria Real Estate Equities, Inc. (REIT)	2,900	$204,595
AMB Property Corp. (REIT)	11,020	275,059
American Campus Communities, Inc. (REIT)	3,480	100,746
Annaly Mortgage Management, Inc. (REIT)	40,600	706,440
Apartment Investment and Management Co.—Class A (REIT)	7,685	164,997
Avalonbay Communities, Inc. (REIT)	5,365	563,808
BioMed Realty Trust, Inc. (REIT)	7,395	133,406
Boston Properties, Inc. (REIT)	9,135	748,156
Brandywine Realty Trust (REIT)	8,555	97,185
BRE Properties, Inc.—Class A (REIT)	4,205	174,507
Brookfield Properties Corp. (Real Estate)	16,965	255,154
Camden Property Trust (REIT)	4,350	198,012
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	19,285	327,845
CBL & Associates Properties, Inc. (REIT)	8,990	126,489
Chimera Investment Corp. (REIT)	46,400	179,568
Colonial Properties Trust (REIT)	4,350	70,122
CommonWealth REIT (REIT)	4,205	109,120
Corporate Office Properties Trust (REIT)	3,915	146,813
DCT Industrial Trust, Inc. (REIT)	13,775	64,605
Developers Diversified Realty Corp. (REIT)	12,325	139,889
DiamondRock Hospitality Co. (REIT)	9,860	91,501
Digital Realty Trust, Inc. (REIT)	5,510	348,342
Douglas Emmett, Inc. (REIT)	7,975	126,085
Duke-Weeks Realty Corp. (REIT)	16,095	192,496
DuPont Fabros Technology, Inc. (REIT)	3,770	95,155
EastGroup Properties, Inc. (REIT)	1,740	63,110
Entertainment Properties Trust (REIT)	3,045	127,098
Equity Lifestyle Properties, Inc. (REIT)	2,030	107,448
Equity Residential (REIT)	18,560	850,976
Essex Property Trust, Inc. (REIT)	2,030	213,373
Federal Realty Investment Trust (REIT)	3,915	306,114
Forest City Enterprises, Inc.—Class A* (Real Estate)	7,975	101,283
Forestar Group, Inc.* (Real Estate)	2,320	37,375
Franklin Street Properties Corp. (REIT)	4,785	58,425
Hatteras Financial Corp. (REIT)	2,320	68,765
HCP, Inc. (REIT)	19,285	684,039
Health Care REIT, Inc. (REIT)	8,120	367,917
Healthcare Realty Trust, Inc. (REIT)	4,060	95,288
Highwoods Properties, Inc. (REIT)	4,640	145,278
Home Properties, Inc. (REIT)	2,320	115,234
Hospitality Properties Trust (REIT)	8,120	166,054
Host Marriott Corp. (REIT)	43,065	617,552
Jones Lang LaSalle, Inc. (Real Estate)	2,755	213,402
Kilroy Realty Corp. (REIT)	3,480	116,858
Kimco Realty Corp. (REIT)	26,245	395,512
LaSalle Hotel Properties (REIT)	4,640	110,061
Lexington Realty Trust (REIT)	7,105	45,685
Liberty Property Trust (REIT)	7,395	234,421
Mack-Cali Realty Corp. (REIT)	5,220	168,188
MFA Financial, Inc. (REIT)	18,415	135,166
Mid-America Apartment Communities, Inc. (REIT)	2,030	114,654
National Retail Properties, Inc. (REIT)	5,510	127,391
Nationwide Health Properties, Inc. (REIT)	7,830	292,999
OMEGA Healthcare Investors, Inc. (REIT)	6,090	133,858
Plum Creek Timber Co., Inc. (Forest Products & Paper)	10,585	379,790
Post Properties, Inc. (REIT)	3,190	81,281
Potlatch Corp. (Forest Products & Paper)	2,610	96,727
ProLogis (REIT)	31,030	336,986
Public Storage, Inc. (REIT)	9,280	910,554
Rayonier, Inc. (Forest Products & Paper)	5,220	254,893
Realty Income Corp. (REIT)	6,815	218,693
Redwood Trust, Inc. (REIT)	4,495	70,347
Regency Centers Corp. (REIT)	5,365	202,475
Senior Housing Properties Trust (REIT)	8,265	186,376
Simon Property Group, Inc. (REIT)	18,850	1,681,797
SL Green Realty Corp. (REIT)	5,075	305,718
St. Joe Co.* (Real Estate)	5,945	153,322
Sunstone Hotel Investors, Inc.* (REIT)	6,380	65,842
Tanger Factory Outlet Centers, Inc. (REIT)	2,610	116,667
Taubman Centers, Inc. (REIT)	3,625	148,589
The Macerich Co. (REIT)	8,555	354,605
UDR, Inc. (REIT)	10,585	223,449
Ventas, Inc. (REIT)	10,295	522,162
Vornado Realty Trust (REIT)	11,745	972,251
Washington REIT (REIT)	3,915	118,820
Weingarten Realty Investors (REIT)	7,830	165,761

TOTAL COMMON STOCKS
(Cost $14,725,689)		19,420,724

Repurchase Agreements (36.5%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,012,022 (Collateralized by $2,017,100 U.S. Treasury Notes, 1.38%, 5/15/12, market value $2,052,399)	$2,012,000	$2,012,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,289,036 (Collateralized by $3,102,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $3,356,294)	3,289,000	3,289,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,573,028 (Collateralized by $2,348,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $2,626,748)	2,573,000	2,573,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $669,007 (Collateralized by $690,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $690,000)	669,000	669,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,344,013 (Collateralized by $1,350,200 of various U.S. Treasury Obligations, 2.00%–4.50%, 9/30/10-9/30/11, market value $1,371,040)	1,344,000	1,344,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,887,000)		9,887,000

TOTAL INVESTMENT SECURITIES
(Cost $24,612,689)—108.3%		29,307,724
Net other assets (liabilities)—(8.3)%		(2,248,731)

NET ASSETS—100.0%		$27,058,993

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $4,559,000.

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 179

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$13,854,478	$(94,734)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	7,454,805	(61,492)

		$(156,226)

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Forest Products & Paper	$731,410	2.7%
REIT	17,600,933	65.1%
Real Estate	1,088,381	4.0%
Other**	7,638,269	28.2%

Total	$27,058,993	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

180 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (70.8%)
	Shares	Value

Advanced Micro Devices, Inc.* (Semiconductors)	16,320	$122,237
Altera Corp. (Semiconductors)	8,840	245,045
Amkor Technology, Inc.* (Semiconductors)	3,400	19,618
Analog Devices, Inc. (Semiconductors)	8,840	262,636
Applied Materials, Inc. (Semiconductors)	39,440	465,392
Applied Micro Circuits Corp.* (Semiconductors)	2,040	24,398
Atheros Communications* (Telecommunications)	2,040	53,938
Atmel Corp.* (Semiconductors)	11,900	62,237
ATMI, Inc.* (Semiconductors)	1,020	15,137
Broadcom Corp.—Class A (Semiconductors)	12,920	465,507
Cabot Microelectronics Corp.* (Chemicals)	680	22,229
Cree Research, Inc.* (Semiconductors)	2,720	192,685
Cymer, Inc.* (Electronics)	1,020	33,946
Cypress Semiconductor Corp.* (Semiconductors)	4,760	50,456
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,740	33,959
FormFactor, Inc.* (Semiconductors)	1,360	13,165
Integrated Device Technology, Inc.* (Semiconductors)	4,760	27,656
Intel Corp. (Semiconductors)	146,200	3,011,720
InterDigital, Inc.* (Telecommunications)	1,360	37,114
International Rectifier Corp.* (Semiconductors)	2,040	39,841
Intersil Corp.—Class A (Semiconductors)	3,740	42,486
KLA -Tencor Corp. (Semiconductors)	5,100	161,517
Lam Research Corp.* (Semiconductors)	3,740	157,791
Linear Technology Corp. (Semiconductors)	6,120	195,106
LSI Logic Corp.* (Semiconductors)	19,380	78,101
Marvell Technology Group, Ltd.* (Semiconductors)	14,960	223,203
Maxim Integrated Products, Inc. (Semiconductors)	8,840	154,965
MEMC Electronic Materials, Inc.* (Semiconductors)	6,800	65,008
Microchip Technology, Inc. (Semiconductors)	5,440	165,648
Micron Technology, Inc.* (Semiconductors)	25,160	183,165
Microsemi Corp.* (Semiconductors)	2,380	37,985
National Semiconductor Corp. (Semiconductors)	6,800	93,840
Netlogic Microsystems, Inc.* (Semiconductors)	1,700	50,252
Novellus Systems, Inc.* (Semiconductors)	2,720	72,651
NVIDIA Corp.* (Semiconductors)	16,660	153,105
OmniVision Technologies, Inc.* (Semiconductors)	1,360	30,342
ON Semiconductor Corp.* (Semiconductors)	12,580	84,915
PMC-Sierra, Inc.* (Semiconductors)	6,800	55,080
Rambus, Inc.* (Semiconductors)	3,400	66,810
RF Micro Devices, Inc.* (Telecommunications)	7,140	29,774
SanDisk Corp.* (Computers)	6,800	297,160
Semtech Corp.* (Semiconductors)	1,700	29,546
Silicon Laboratories, Inc.* (Semiconductors)	1,360	54,468
Skyworks Solutions, Inc.* (Semiconductors)	5,100	89,403
Teradyne, Inc.* (Semiconductors)	5,100	54,876
Tessera Technologies, Inc.* (Semiconductors)	1,360	23,093
Texas Instruments, Inc. (Semiconductors)	35,700	881,433
TriQuint Semiconductor, Inc.* (Semiconductors)	4,420	30,631
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,040	57,650
Xilinx, Inc. (Semiconductors)	8,160	227,827
Zoran Corp.* (Semiconductors)	1,360	11,696

TOTAL COMMON STOCKS
(Cost $7,739,574)		9,058,443

Repurchase Agreements (34.2%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $888,010 (Collateralized by $890,300 U.S. Treasury Notes, 1.38%, 5/15/12, market value $905,880)	$888,000	$888,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,452,016 (Collateralized by $1,371,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,483,391)	1,452,000	1,452,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,136,012 (Collateralized by $1,065,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $1,159,691)	1,136,000	1,136,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $295,003 (Collateralized by $305,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $305,000)	295,000	295,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $598,006 (Collateralized by $591,800 of various U.S. Treasury Obligations, 2.00%–4.50%, 9/30/10-9/30/11, market value $610,168)	598,000	598,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,369,000)		4,369,000

TOTAL INVESTMENT SECURITIES
(Cost $12,108,574)—105.0%		13,427,443
Net other assets (liabilities)—(5.0)%		(639,323)

NET ASSETS—100.0%		$12,788,120

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $1,800,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$4,659,608	$(228,999)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	5,113,513	(327,891)

		$(556,890)

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 181

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Chemicals	$22,229	0.2%
Computers	297,160	2.3%
Electronics	33,946	0.3%
Semiconductors	8,584,282	67.1%
Telecommunications	120,826	0.9%
Other**	3,729,677	29.2%

Total	$12,788,120	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

182 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (71.1%)
	Shares	Value

ACI Worldwide, Inc.* (Software)	174	$3,376
ADC Telecommunications, Inc.* (Telecommunications)	348	4,430
Adobe Systems, Inc.* (Software)	1,914	54,970
ADTRAN, Inc. (Telecommunications)	174	5,495
Advanced Micro Devices, Inc.* (Semiconductors)	2,088	15,639
Advent Software, Inc.* (Software)	174	8,919
Akamai Technologies, Inc.* (Internet)	696	26,699
Allscripts Healthcare Solutions, Inc.* (Software)	174	2,904
Altera Corp. (Semiconductors)	1,218	33,763
Amdocs, Ltd.* (Telecommunications)	696	19,022
Amkor Technology, Inc.* (Semiconductors)	522	3,012
Analog Devices, Inc. (Semiconductors)	1,044	31,017
ANSYS, Inc.* (Software)	348	15,643
AOL, Inc.* (Internet)	348	7,280
Apple Computer, Inc.* (Computers)	3,480	895,230
Applied Materials, Inc. (Semiconductors)	5,046	59,543
Applied Micro Circuits Corp.* (Semiconductors)	174	2,081
Ariba, Inc.* (Internet)	348	5,558
Arris Group, Inc.* (Telecommunications)	522	4,865
athenahealth, Inc.* (Software)	174	4,832
Atheros Communications* (Telecommunications)	174	4,601
Atmel Corp.* (Semiconductors)	1,566	8,190
ATMI, Inc.* (Semiconductors)	174	2,582
Autodesk, Inc.* (Software)	870	25,700
Blackboard, Inc.* (Software)	174	6,607
BMC Software, Inc.* (Software)	696	24,764
Brightpoint, Inc.* (Distribution/Wholesale)	348	2,756
Broadcom Corp.—Class A (Semiconductors)	1,740	62,692
Brocade Communications Systems, Inc.* (Computers)	1,740	8,613
CA, Inc. (Software)	1,566	30,631
Cabot Microelectronics Corp.* (Chemicals)	174	5,688
CACI International, Inc.—Class A* (Computers)	174	8,181
Cadence Design Systems, Inc.* (Computers)	1,044	7,266
Cerner Corp.* (Software)	348	26,953
Check Point Software Technologies, Ltd.* (Internet)	696	23,678
Ciena Corp.* (Telecommunications)	348	4,555
Cisco Systems, Inc.* (Telecommunications)	21,750	501,772
Citrix Systems, Inc.* (Software)	696	38,294
Cognizant Technology Solutions Corp.* (Computers)	1,044	56,961
Computer Sciences Corp. (Computers)	522	23,662
Compuware Corp.* (Software)	870	7,117
Comtech Telecommunications Corp.* (Telecommunications)	174	3,753
Concur Technologies, Inc.* (Software)	174	8,053
Corning, Inc. (Telecommunications)	5,916	107,198
Cree Research, Inc.* (Semiconductors)	348	24,652
CSG Systems International, Inc.* (Software)	174	3,282
Cymer, Inc.* (Electronics)	174	5,791
Cypress Semiconductor Corp.* (Semiconductors)	696	7,378
Dell, Inc.* (Computers)	6,438	85,239
Diebold, Inc. (Computers)	174	4,980
Digital River, Inc.* (Internet)	174	4,574
DST Systems, Inc. (Computers)	174	7,148
EarthLink, Inc. (Internet)	348	3,073
Electronics for Imaging, Inc.* (Computers)	174	1,853
EMC Corp.* (Computers)	7,656	151,512
Emulex Corp.* (Semiconductors)	348	3,028
Equinix, Inc.* (Internet)	174	16,271
F5 Networks, Inc.* (Internet)	348	30,565
Fair Isaac Corp. (Software)	174	4,150
Fairchild Semiconductor International, Inc.* (Semiconductors)	522	4,740
FormFactor, Inc.* (Semiconductors)	174	1,684
Gartner Group, Inc.* (Commercial Services)	174	4,380
Google, Inc.—Class A* (Internet)	870	421,819
Harmonic, Inc.* (Telecommunications)	348	2,426
Harris Corp. (Telecommunications)	522	23,245
Hewlett-Packard Co. (Computers)	8,874	408,559
IAC/InterActiveCorp* (Internet)	348	8,700
Informatica Corp.* (Software)	348	10,485
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	696	11,505
Insight Enterprises, Inc.* (Retail)	174	2,535
Integrated Device Technology, Inc.* (Semiconductors)	696	4,044
Intel Corp. (Semiconductors)	21,054	433,712
InterDigital, Inc.* (Telecommunications)	174	4,748
Intermec, Inc.* (Machinery-Diversified)	174	1,827
International Business Machines Corp. (Computers)	4,872	625,565
International Rectifier Corp.* (Semiconductors)	348	6,796
Intersil Corp.—Class A (Semiconductors)	522	5,930
Intuit, Inc.* (Software)	1,044	41,499
j2 Global Communications, Inc.* (Internet)	174	4,094
JDA Software Group, Inc.* (Software)	174	4,089
JDS Uniphase Corp.* (Telecommunications)	870	9,440
Juniper Networks, Inc.* (Telecommunications)	1,914	53,171
KLA -Tencor Corp. (Semiconductors)	696	22,042
Lam Research Corp.* (Semiconductors)	522	22,023
Lexmark International, Inc.—Class A* (Computers)	348	12,789
Linear Technology Corp. (Semiconductors)	696	22,188
LSI Logic Corp.* (Semiconductors)	2,436	9,817
Marvell Technology Group, Ltd.* (Semiconductors)	1,914	28,557
Maxim Integrated Products, Inc. (Semiconductors)	1,218	21,352
McAfee, Inc.* (Internet)	522	17,278
MEMC Electronic Materials, Inc.* (Semiconductors)	870	8,317
Mentor Graphics Corp.* (Computers)	348	3,348
Microchip Technology, Inc. (Semiconductors)	696	21,193
Micron Technology, Inc.* (Semiconductors)	3,306	24,068
Micros Systems, Inc.* (Computers)	348	12,451
Microsemi Corp.* (Semiconductors)	348	5,554
Microsoft Corp. (Software)	29,406	758,969
Motorola, Inc.* (Telecommunications)	8,178	61,253
National Semiconductor Corp. (Semiconductors)	870	12,006
NCR Corp.* (Computers)	522	7,151
NetApp, Inc.* (Computers)	1,218	51,521
Netlogic Microsystems, Inc.* (Semiconductors)	174	5,143
Novell, Inc.* (Software)	1,218	7,357
Novellus Systems, Inc.* (Semiconductors)	348	9,295
Nuance Communications, Inc.* (Software)	870	14,364
NVIDIA Corp.* (Semiconductors)	2,088	19,189
OmniVision Technologies, Inc.* (Semiconductors)	174	3,882
ON Semiconductor Corp.* (Semiconductors)	1,566	10,571
Oracle Corp. (Software)	14,442	341,409
Parametric Technology Corp.* (Software)	522	9,365
Pitney Bowes, Inc. (Office/Business Equipment)	870	21,237
Plantronics, Inc. (Telecommunications)	174	5,215
PMC-Sierra, Inc.* (Semiconductors)	870	7,047
Polycom, Inc.* (Telecommunications)	348	10,329
Progress Software Corp.* (Software)	174	5,203
QLogic Corp.* (Semiconductors)	348	5,540
Qualcomm, Inc. (Telecommunications)	6,264	238,533
Quality Systems, Inc. (Software)	174	9,556
Quest Software, Inc.* (Software)	174	3,508
Rackspace Hosting, Inc.* (Internet)	348	6,508
Rambus, Inc.* (Semiconductors)	348	6,838
Red Hat, Inc.* (Software)	696	22,376
RF Micro Devices, Inc.* (Telecommunications)	870	3,628

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 183

Common Stocks (continued)
	Shares	Value

Riverbed Technology, Inc.* (Computers)	174	$6,454
Rovi Corp.* (Semiconductors)	348	15,486
SAIC, Inc.* (Commercial Services)	1,392	23,149
Salesforce.com, Inc.* (Software)	522	51,652
SanDisk Corp.* (Computers)	870	38,019
SAVVIS, Inc.* (Telecommunications)	174	3,068
Seagate Technology* (Computers)	1,914	24,021
Semtech Corp.* (Semiconductors)	174	3,024
Silicon Laboratories, Inc.* (Semiconductors)	174	6,969
Skyworks Solutions, Inc.* (Semiconductors)	696	12,201
Solera Holdings, Inc. (Software)	348	13,217
Sonus Networks, Inc.* (Telecommunications)	696	2,004
SRA International, Inc.—Class A* (Computers)	174	3,866
Symantec Corp.* (Internet)	3,132	40,622
Synaptics, Inc.* (Computers)	174	5,446
Syniverse Holdings, Inc.* (Telecommunications)	348	7,771
Synopsys, Inc.* (Computers)	522	11,400
Tech Data Corp.* (Distribution/Wholesale)	174	6,883
Tekelec* (Telecommunications)	174	2,460
Tellabs, Inc. (Telecommunications)	1,392	9,716
Teradata Corp.* (Computers)	696	22,133
Teradyne, Inc.* (Semiconductors)	696	7,489
Tessera Technologies, Inc.* (Semiconductors)	174	2,955
Texas Instruments, Inc. (Semiconductors)	4,698	115,994
Tibco Software, Inc.* (Internet)	696	9,438
TriQuint Semiconductor, Inc.* (Semiconductors)	522	3,617
Unisys Corp.* (Computers)	174	4,700
United Online, Inc. (Internet)	348	2,199
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	348	9,834
VeriFone Systems, Inc.* (Software)	348	7,614
VeriSign, Inc.* (Internet)	696	19,592
VMware, Inc.—Class A* (Software)	348	26,980
Websense, Inc.* (Internet)	174	3,229
Western Digital Corp.* (Computers)	870	22,959
Xerox Corp. (Office/Business Equipment)	5,220	50,843
Xilinx, Inc. (Semiconductors)	1,044	29,148
Yahoo!, Inc.* (Internet)	4,872	67,623
Zoran Corp.* (Semiconductors)	174	1,496

TOTAL COMMON STOCKS
(Cost $5,066,705)		7,236,275

Repurchase Agreements (32.6%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $675,007 (Collateralized by $676,900 U.S. Treasury Notes, 1.38%, 5/15/12, market value $688,746)	$675,000	$675,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,102,012 (Collateralized by $1,040,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,125,257)	1,102,000	1,102,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $863,009 (Collateralized by $809,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $880,929)	863,000	863,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $224,002 (Collateralized by $232,900 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.67%–1.88%, 1/13/12-6/15/12, market value $233,391)	224,000	224,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $456,005 (Collateralized by $437,700 U.S. Treasury Notes, 4.50%, 9/30/11, market value $465,223)	456,000	456,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,320,000)		3,320,000

TOTAL INVESTMENT SECURITIES
(Cost $8,386,705)—103.7%		10,556,275
Net other assets (liabilities)—(3.7)%		(381,007)

NET ASSETS—100.0%		$10,175,268

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $1,670,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$4,210,470	$(76,274)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	3,835,872	(67,076)

		$(143,350)

Technology UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Chemicals	$5,688	0.1%
Commercial Services	27,529	0.3%
Computers	2,511,027	24.6%
Distribution/Wholesale	21,144	0.2%
Electronics	5,791	0.1%
Internet	718,800	7.1%
Machinery - Diversified	1,827	NM
Office/Business Equipment	72,080	0.7%
Retail	2,535	NM
Semiconductors	1,183,318	11.6%
Software	1,593,838	15.7%
Telecommunications	1,092,698	10.7%
Other**	2,938,993	28.9%

Total	$10,175,268	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

184 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Common Stocks (63.3%)
	Shares	Value

AboveNet, Inc.* (Internet)	134	$7,129
American Tower Corp.* (Telecommunications)	2,077	96,040
AT&T, Inc. (Telecommunications)	22,177	575,271
CenturyTel, Inc. (Telecommunications)	1,541	54,890
Cincinnati Bell, Inc.* (Telecommunications)	1,072	3,173
Crown Castle International Corp.* (Telecommunications)	1,273	50,296
Frontier Communications Corp. (Telecommunications)	5,159	39,415
Leap Wireless International, Inc.* (Telecommunications)	335	3,983
Leucadia National Corp.* (Holding Companies-Diversified)	1,005	22,200
Level 3 Communications, Inc.* (Telecommunications)	8,643	9,767
MetroPCS Communications, Inc.* (Telecommunications)	1,273	11,393
NII Holdings, Inc.—Class B* (Telecommunications)	871	32,628
Qwest Communications International, Inc. (Telecommunications)	7,236	40,956
SBA Communications Corp.—Class A* (Telecommunications)	603	21,817
Sprint Nextel Corp.* (Telecommunications)	15,343	70,118
Telephone & Data Systems, Inc. (Telecommunications)	268	9,147
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	201	6,032
tw telecom, Inc.* (Telecommunications)	804	15,212
US Cellular Corp.* (Telecommunications)	67	3,151
Verizon Communications, Inc. (Telecommunications)	14,874	432,238
Virgin Media, Inc. (Telecommunications)	1,541	33,178
Windstream Corp. (Telecommunications)	2,479	28,261

TOTAL COMMON STOCKS
(Cost $1,327,462)		1,566,295

Repurchase Agreements (23.2%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $116,001 (Collateralized by $116,300 U.S. Treasury Notes, 1.38%, 5/15/12, market value $118,335)	$116,000	$116,000
Deutsche Bank, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $190,002 (Collateralized by $180,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $194,756)	190,000	190,000
HSBC, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $148,002 (Collateralized by $139,000 Federal Home Loan Mortgage Corp., 5.13%, 7/15/12, market value $151,359)	148,000	148,000
UBS, 0.13%, 8/2/10, dated 7/30/10, with a repurchase price of $38,000 (Collateralized by $40,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $40,000)	38,000	38,000
UMB, 0.12%, 8/2/10, dated 7/30/10, with a repurchase price of $81,001 (Collateralized by $77,800 U.S. Treasury Notes, 4.50%, 9/30/11, market value $82,692)	81,000	81,000

TOTAL REPURCHASE AGREEMENTS
(Cost $573,000)		573,000

TOTAL INVESTMENT SECURITIES
(Cost $1,900,462)—86.5%		2,139,295
Net other assets (liabilities)—13.5%		333,851

NET ASSETS—100.0%		$2,473,146

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$1,641,527	$22,465
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	483,231	2,134

		$24,599

Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Holding Companies-Diversified	$22,200	0.9%
Internet	7,129	0.3%
Telecommunications	1,536,966	62.1%
Other**	906,851	36.7%

Total	$2,473,146	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 185

Common Stocks (65.2%)
	Shares	Value

AGL Resources, Inc. (Gas)	2,025	$76,950
Allegheny Energy, Inc. (Electric)	4,455	101,574
ALLETE, Inc. (Electric)	810	29,209
Alliant Energy Corp. (Electric)	2,835	97,978
Ameren Corp. (Electric)	6,210	157,548
American Electric Power, Inc. (Electric)	12,555	451,729
American Water Works Co., Inc. (Water)	4,590	98,134
Aqua America, Inc. (Water)	3,645	71,041
Atmos Energy Corp. (Gas)	2,430	70,470
Avista Corp. (Electric)	1,485	31,066
Black Hills Corp. (Electric)	1,080	34,474
California Water Service Group (Water)	540	19,197
Calpine Corp.* (Electric)	9,180	123,930
CenterPoint Energy, Inc. (Electric)	9,720	138,316
Cleco Corp. (Electric)	1,620	46,251
CMS Energy Corp. (Electric)	6,075	96,714
Consolidated Edison, Inc. (Electric)	7,425	342,441
Constellation Energy Group, Inc. (Electric)	4,725	149,310
Covanta Holding Corp. (Energy-Alternate Sources)	3,375	50,861
Dominion Resources, Inc. (Electric)	15,660	657,563
DPL, Inc. (Electric)	3,105	78,588
DTE Energy Co. (Electric)	4,455	205,643
Duke Energy Corp. (Electric)	34,290	586,359
Dynegy, Inc.* (Electric)	2,700	9,585
Edison International (Electric)	7,830	259,564
El Paso Electric Co.* (Electric)	1,215	26,123
Entergy Corp. (Electric)	4,995	387,162
EQT Corp. (Oil & Gas)	3,780	138,650
Exelon Corp. (Electric)	17,280	722,822
FirstEnergy Corp. (Electric)	7,965	300,280
Great Plains Energy, Inc. (Electric)	3,510	62,969
Hawaiian Electric Industries, Inc. (Electric)	2,430	57,226
IDACORP, Inc. (Electric)	1,215	42,792
Integrys Energy Group, Inc. (Electric)	2,025	95,884
ITC Holdings Corp. (Electric)	1,350	76,599
Laclede Group, Inc. (Gas)	540	18,868
Mirant Corp.* (Electric)	3,780	41,467
National Fuel Gas Co. (Pipelines)	1,755	84,328
New Jersey Resources Corp. (Gas)	1,080	40,316
NextEra Energy, Inc. (Electric)	10,800	564,840
Nicor, Inc. (Gas)	1,215	53,205
NiSource, Inc. (Electric)	7,290	120,285
Northeast Utilities System (Electric)	4,590	127,786
Northwest Natural Gas Co. (Gas)	675	32,002
NorthWestern Corp. (Electric)	945	26,649
NRG Energy, Inc.* (Electric)	6,750	153,090
NSTAR (Electric)	2,835	105,349
NV Energy, Inc. (Electric)	6,075	77,152
ONEOK, Inc. (Gas)	2,565	119,349
Pepco Holdings, Inc. (Electric)	5,805	98,163
PG&E Corp. (Electric)	9,720	431,568
Piedmont Natural Gas Co., Inc. (Gas)	1,755	46,718
Pinnacle West Capital Corp. (Electric)	2,700	102,843
PNM Resources, Inc. (Electric)	2,025	23,956
Portland General Electric Co. (Electric)	2,025	38,677
PPL Corp. (Electric)	12,690	346,310
Progress Energy, Inc. (Electric)	7,425	312,667
Public Service Enterprise Group, Inc. (Electric)	13,365	439,708
Questar Corp. (Pipelines)	4,590	75,505
RRI Energy, Inc.* (Electric)	9,180	36,261
SCANA Corp. (Electric)	2,970	113,781
Sempra Energy (Gas)	6,075	302,231
South Jersey Industries, Inc. (Gas)	810	37,843
Southern Co. (Electric)	21,600	763,128
Southwest Gas Corp. (Gas)	1,215	39,087
Spectra Energy Corp. (Pipelines)	17,010	353,638
TECO Energy, Inc. (Electric)	5,265	86,030
The AES Corp.* (Electric)	20,925	215,737
UGI Corp. (Gas)	2,835	76,432
Unisource Energy Corp. (Electric)	945	30,505
Vectren Corp. (Gas)	2,160	53,503
Westar Energy, Inc. (Electric)	2,835	67,700
WGL Holdings, Inc. (Gas)	1,350	48,708
Wisconsin Energy Corp. (Electric)	3,105	168,539
Xcel Energy, Inc. (Electric)	12,015	264,210

TOTAL COMMON STOCKS
(Cost $10,476,064)		12,033,136

Repurchase Agreements (31.1%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,166,013 (Collateralized by $1,169,000 U.S. Treasury Notes, 1.38%, 5/15/12, market value $1,189,457)	$1,166,000	$1,166,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,906,021 (Collateralized by $1,799,000 Federal Home Loan Mortgage Corp., 4.13%, 12/21/12, market value $1,946,477)	1,906,000	1,906,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,491,016 (Collateralized by $1,374,000 of various U.S. Government Agency Obligations, 4.63%–5.13%, 7/15/12-10/15/13, market value $1,522,505)	1,491,000	1,491,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $388,004 (Collateralized by $400,000 Federal Home Loan Bank, 0.67%, 1/13/12, market value $400,000)	388,000	388,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $780,008 (Collateralized by $771,400 of various U.S. Treasury Obligations, 2.00%–4.50%, 9/30/10-9/30/11, market value $795,787)	780,000	780,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,731,000)		5,731,000

TOTAL INVESTMENT SECURITIES
(Cost $16,207,064)—96.3%		17,764,136
Net other assets (liabilities)—3.7%		681,111

NET ASSETS—100.0%		$18,445,247

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $2,430,000.

See accompanying notes to the financial statements.

186 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$ 5,713,721	$(167,369)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	10,007,199	(287,711)

		— $(455,080)

Utilities UltraSector ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Electric	$10,126,100	54.9%
Energy - Alternate Sources	50,861	0.3%
Gas	1,015,682	5.5%
Oil & Gas	138,650	0.7%
Pipelines	513,471	2.8%
Water	188,372	1.0%
Other**	6,412,111	34.8%

Total	$18,445,247	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Short Oil & Gas ProFund :: 187

Repurchase Agreements (100.5%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $20,282,220 (Collateralized by $19,314,700 of various U.S. Treasury Notes, 1.38%–3.75%, 5/15/12-11/15/18, market value $20,687,775)	$20,282,000	$20,282,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $33,128,359 (Collateralized by $32,481,000 of various U.S. Government Agency Obligations, 2.40%–5.25%, 7/18/11-8/24/12, market value $33,793,117)	33,128,000	33,128,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $25,918,281 (Collateralized by $25,557,000 of various Federal National Mortgage Association Securities, 2.00%–4.63%, 9/28/12-10/15/13, market value $26,438,455)	25,918,000	25,918,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $6,760,073 (Collateralized by $6,900,000 of various Federal Home Loan Bank Securities, 0.50%–0.60%, 6/30/11-1/25/12, market value $6,904,550)	6,760,000	6,760,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $13,468,135 (Collateralized by $13,521,200 of various U.S. Treasury Obligations, 1.50%, 10/31/10-7/15/12, market value $13,737,608)	13,468,000	13,468,000

TOTAL REPURCHASE AGREEMENTS
(Cost $99,556,000)		99,556,000

TOTAL INVESTMENT SECURITIES
(Cost $99,556,000)—100.5%		99,556,000
Net other assets (liabilities)—(0.5)%		(515,728)

NET ASSETS—100.0%		$99,040,272

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $23,443,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(42,716,298)	$(91,208)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(55,827,418)	(159,010)

		$(250,218)

See accompanying notes to the financial statements.

188 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Repurchase Agreements (102.1%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,856,053 (Collateralized by $4,868,000 U.S. Treasury Notes, 1.38%, 5/15/12, market value $4,953,189)	$4,856,000	$4,856,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $7,933,086 (Collateralized by $7,896,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $8,093,410)	7,933,000	7,933,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $6,206,067 (Collateralized by $6,197,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-7/15/12, market value $6,331,507)	6,206,000	6,206,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,617,018 (Collateralized by $1,655,000 of various Federal Home Loan Bank Securities, 0.60%–0.67%, 1/13/12-1/25/12, market value $1,653,344)	1,617,000	1,617,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,230,032 (Collateralized by $3,234,300 of various U.S. Treasury Obligations, 1.00%–4.50%, 9/30/10-12/15/11, market value $3,294,802)	3,230,000	3,230,000

TOTAL REPURCHASE AGREEMENTS
(Cost $23,842,000)		23,842,000

TOTAL INVESTMENT SECURITIES
(Cost $23,842,000)—102.1%		23,842,000
Net other assets (liabilities)—(2.1)%		(496,130)

NET ASSETS—100.0%		$23,345,870

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $4,730,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(9,968,674)	$(196,510)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(13,303,433)	(281,468)

		$(477,978)

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 189

Repurchase Agreements (103.4%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,097,044 (Collateralized by $4,107,200 U.S. Treasury Notes, 1.38%, 5/15/12, market value $4,179,075)	$4,097,000	$4,097,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $6,692,073 (Collateralized by $6,652,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $6,827,135)	6,692,000	6,692,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $5,234,057 (Collateralized by $5,016,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-10/15/13, market value $5,340,189)	5,234,000	5,234,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,365,015 (Collateralized by $1,400,000 of various Federal Home Loan Bank Securities, 0.60%–0.67%, 1/13/12-1/25/12, market value $1,398,631)	1,365,000	1,365,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,723,027 (Collateralized by $2,739,700 of various U.S. Treasury Obligations, 1.00%–4.50%, 9/30/10-10/31/11, market value $2,777,629)	2,723,000	2,723,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,111,000)		20,111,000

TOTAL INVESTMENT SECURITIES
(Cost $20,111,000)—103.4%		20,111,000
Net other assets (liabilities)—(3.4)%		(653,089)

NET ASSETS—100.0%		$19,457,911

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $4,385,000.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(10,513,851)	$(199,364)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(8,955,901)	(161,972)

		$(361,336)

See accompanying notes to the financial statements.

190 :: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: July 31, 2010

U.S. Treasury Obligations (60.6%)
	Principal
	Amount	Value

U.S. Treasury Bonds, 4.375%, 5/15/40	$30,400,000	$32,466,250

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $31,423,482)		32,466,250

Repurchase Agreements (211.3%)
Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $23,068,250 (Collateralized by $21,845,600 of various U.S. Treasury Notes, 1.38%–3.75%, 5/15/12-11/15/18, market value $23,529,558)	23,068,000	23,068,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $37,678,408 (Collateralized by $38,408,000 of various U.S. Government Agency Obligations, 0.58%–4.13%, 2/3/12-12/21/12, market value $38,433,573)	37,678,000	37,678,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $29,475,319 (Collateralized by $26,271,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-3/15/16, market value $30,065,753)	29,475,000	29,475,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $7,688,083 (Collateralized by $7,840,000 of various Federal Home Loan Bank Securities, 0.50%–0.60%, 6/30/11-1/25/12, market value $7,846,763)	7,688,000	7,688,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $15,317,153 (Collateralized by $15,355,100 of various U.S. Treasury Notes, 1.00%–4.50%, 9/30/11-4/15/12, market value $15,623,452)	15,317,000	15,317,000

TOTAL REPURCHASE AGREEMENTS
(Cost $113,226,000)		113,226,000

TOTAL INVESTMENT SECURITIES
(Cost $144,649,482)—271.9%		145,692,250
Net other assets (liabilities)—(171.9)%		(92,104,693)

NET ASSETS—100.0%		$53,587,557

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $17,510,000.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/22/10 (Underlying notional amount at value $10,297,500)	80	$243,015

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/40	$27,767,188	$(845,238)

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 191

Repurchase Agreements (101.5%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $13,211,143 (Collateralized by $12,466,500 of various U.S. Treasury Notes, 1.38%–3.75%, 5/15/12-11/15/18, market value $13,475,369)	$13,211,000	$13,211,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $21,578,234 (Collateralized by $20,907,000 of various Federal Home Loan Mortgage Corp. Securities, 4.13%–5.25%, 7/18/11-12/21/12, market value $22,010,701)	21,578,000	21,578,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $16,881,183 (Collateralized by $16,871,000 of various Federal National Mortgage Association Securities, 2.00%–4.63%, 9/28/12-10/15/13, market value $17,219,152)	16,881,000	16,881,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,403,048 (Collateralized by $4,490,000 of various Federal Home Loan Bank Securities, 0.50%–0.67%, 6/30/11-1/13/12, market value $4,495,031)	4,403,000	4,403,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $8,772,088 (Collateralized by $8,788,800 of various U.S. Treasury Obligations, 1.50%–2.38%, 8/31/10-7/15/12, market value $8,947,605)	8,772,000	8,772,000

TOTAL REPURCHASE AGREEMENTS
(Cost $64,845,000)		64,845,000

Options Purchased(NM)
	Contracts	Value

10-Year U.S. Treasury Note Call Option, exercise @ 170, expiring 11/26/10	50	$484

TOTAL OPTIONS PURCHASED
(Cost $887)		484

TOTAL INVESTMENT SECURITIES
(Cost $64,845,887)—101.5%		64,845,484
Net other assets (liabilities)—(1.5)%		(988,688)

NET ASSETS—100.0%		$63,856,796

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $6,700,000.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

10-Year U.S. Treasury Bond Futures Contract expiring 9/22/10 (Underlying notional amount at value $3,837,703)	31	$(34,398)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 10-Year U.S. Treasury Bond, 3.500% due 5/15/20	$(61,014,078)	$(1,030,427)

See accompanying notes to the financial statements.

192 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: July 31, 2010

Repurchase Agreements (84.0%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $36,282,393 (Collateralized by $34,219,600 of various U.S. Treasury Notes, 1.38%–3.75%, 5/15/12-11/15/18, market value $37,007,718)	$36,282,000	$36,282,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $59,261,642 (Collateralized by $60,428,000 of various U.S. Government Agency Obligations, 0.58%–4.13%, 2/3/12-12/21/12, market value $60,447,862)	59,261,000	59,261,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $46,361,502 (Collateralized by $40,905,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-3/15/16, market value $47,290,480)	46,361,000	46,361,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $12,093,131 (Collateralized by $12,330,000 of various Federal Home Loan Bank Securities, 0.50%–0.67%, 6/30/11-1/25/12, market value $12,342,544)	12,093,000	12,093,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $24,086,241 (Collateralized by $24,229,300 of various U.S. Treasury Obligations, 0.88%–4.50%, 1/31/11-4/15/12, market value $24,567,797)	24,086,000	24,086,000

TOTAL REPURCHASE AGREEMENTS
(Cost $178,083,000)		178,083,000

Options Purchased(NM)
	Contracts	Value

30-Year U.S. Treasury Bond Call Option, exercise @ 190, expiring 11/26/10	200	$1,937

TOTAL OPTIONS PURCHASED
(Cost $3,549)		1,937

TOTAL INVESTMENT SECURITIES
(Cost $178,086,549)—84.0%		178,084,937
Net other assets (liabilities)—16.0%		33,966,018

NET ASSETS—100.0%		$212,050,955

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $17,100,000.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 9/22/10 (Underlying notional amount at value $8,752,875)	68	$13,907

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/40	(69,951,953)	$(1,509,501)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/40	(189,137,266)	(3,409,565)

		$(4,919,066)

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 193

Repurchase Agreements (93.0%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $5,318,058 (Collateralized by $5,331,200 U.S. Treasury Notes, 1.38%, 5/15/12, market value $5,424,495)	$5,318,000	$5,318,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $8,688,094 (Collateralized by $8,435,000 of various U.S. Government Agency Obligations, 2.40%–5.25%, 7/18/11-12/21/12, market value $8,863,274)	8,688,000	8,688,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $6,796,074 (Collateralized by $6,814,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-7/15/12, market value $6,933,250)	6,796,000	6,796,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,772,019 (Collateralized by $1,810,000 of various Federal Home Loan Bank Securities, 0.50%–0.67%, 6/30/11-1/13/12, market value $1,811,931)	1,772,000	1,772,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,536,035 (Collateralized by $3,542,100 of various U.S. Treasury Notes, 1.13%–4.50%, 9/30/11-12/15/11, market value $3,606,854)	3,536,000	3,536,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,110,000)		26,110,000

TOTAL INVESTMENT SECURITIES
(Cost $26,110,000)—93.0%		26,110,000
Net other assets (liabilities)—7.0%		1,965,432

NET ASSETS—100.0%		$28,075,432

+
All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $3,779,000.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

U.S. Dollar Index Futures Contract expiring 9/14/10 (Underlying notional amount at value $3,678,300)	45	$(267,295)

See accompanying notes to the financial statements.

194 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2010

At July 31, 2010, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	8/13/10	1,604,866	$2,506,302	$2,517,700	$(11,398)
Canadian Dollar vs. U.S. Dollar	8/13/10	1,201,882	1,158,674	1,169,206	(10,532)
Euro vs. U.S. Dollar	8/13/10	5,794,298	7,545,648	7,549,883	(4,235)
Japanese Yen vs. U.S. Dollar	8/13/10	74,247,164	848,922	859,643	(10,721)
Swedish Krona vs. U.S. Dollar	8/13/10	5,567,594	764,219	771,568	(7,349)
Swiss Franc vs. U.S. Dollar	8/13/10	638,695	605,844	613,394	(7,550)

Total Short Contracts			$13,429,609	$13,481,394	$(51,785)

Long:
British Pound Sterling vs. U.S. Dollar	8/13/10	141,814	$221,389	$222,476	$1,087
Canadian Dollar vs. U.S. Dollar	8/13/10	171,578	165,624	166,913	1,289
Euro vs. U.S. Dollar	8/13/10	872,676	1,141,100	1,137,084	(4,016)
Japanese Yen vs. U.S. Dollar	8/13/10	25,572,904	294,579	296,087	1,508
Swedish Krona vs. U.S. Dollar	8/13/10	636,766	88,231	88,244	13
Swiss Franc vs. U.S. Dollar	8/13/10	86,366	82,966	82,944	(22)

Total Long Contracts			$1,993,889	$1,993,748	$(141)

At July 31, 2010, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	8/13/10	402,168	$627,868	$630,918	$(3,050)
Canadian Dollar vs. U.S. Dollar	8/13/10	1,276,249	1,229,773	1,241,551	(11,778)
Euro vs. U.S. Dollar	8/13/10	5,855,650	7,622,628	7,629,823	(7,195)
Japanese Yen vs. U.S. Dollar	8/13/10	240,168,501	2,746,305	2,780,702	(34,397)
Swedish Krona vs. U.S. Dollar	8/13/10	2,485,248	341,003	344,411	(3,408)
Swiss Franc vs. U.S. Dollar	8/13/10	364,460	345,651	350,022	(4,371)

Total Short Contracts			$12,913,228	$12,977,427	$(64,199)

See accompanying notes to the financial statements.

July 31, 2010 :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 195

Repurchase Agreements (86.7%)
	Principal
	Amount	Value

Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,647,040 (Collateralized by $3,656,200 U.S. Treasury Notes, 1.38%, 5/15/12, market value $3,720,183)	$3,647,000	$3,647,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $5,958,065 (Collateralized by $5,970,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $6,078,211)	5,958,000	5,958,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,661,050 (Collateralized by $4,692,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-7/15/12, market value $4,756,203)	4,661,000	4,661,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,215,013 (Collateralized by $1,250,000 of various Federal Home Loan Bank Securities, 0.60%–0.67%, 1/13/12-1/25/12, market value $1,248,594)	1,215,000	1,215,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,429,024 (Collateralized by $2,441,100 of various U.S. Treasury Notes, 1.00%–4.50%, 9/30/11-10/31/11, market value $2,477,746)	2,429,000	2,429,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,910,000)		17,910,000

TOTAL INVESTMENT SECURITIES
(Cost $17,910,000)—86.7%		17,910,000
Net other assets (liabilities)—13.3%		2,752,455

NET ASSETS—100.0%		$20,662,455

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $1,714,000.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

U.S. Dollar Index Futures Contract expiring 9/14/10 (Underlying notional amount at value $1,880,020)	23	$136,225

See accompanying notes to the financial statements.

196 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2010

At July 31, 2010, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Long:
British Pound Sterling vs. U.S. Dollar	8/13/10	685,439	$1,070,443	$1,075,311	$4,868
Canadian Dollar vs. U.S. Dollar	8/13/10	760,594	733,250	739,915	6,665
Euro vs. U.S. Dollar	8/13/10	3,758,181	4,894,106	4,896,853	2,747
Japanese Yen vs. U.S. Dollar	8/13/10	95,607,400	1,093,149	1,106,955	13,806
Swedish Krona vs. U.S. Dollar	8/13/10	3,121,995	428,531	432,652	4,121
Swiss Franc vs. U.S. Dollar	8/13/10	349,111	331,154	335,281	4,127

Total Long Contracts			$8,550,633	$8,586,967	$36,334

At July 31, 2010, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Long:
British Pound Sterling vs. U.S. Dollar	8/13/10	739,437	$1,155,896	$1,160,022	$4,126
Canadian Dollar vs. U.S. Dollar	8/13/10	996,732	962,641	969,634	6,993
Euro vs. U.S. Dollar	8/13/10	4,544,499	5,917,964	5,921,413	3,449
Japanese Yen vs. U.S. Dollar	8/13/10	125,059,525	1,433,990	1,447,955	13,965
Swedish Krona vs. U.S. Dollar	8/13/10	2,571,573	353,910	356,373	2,463
Swiss Franc vs. U.S. Dollar	8/13/10	354,912	337,669	340,853	3,184

Total Long Contracts			$10,162,070	$10,196,250	$34,180

See accompanying notes to the financial statements.

198 :: Statements of Assets and Liabilities :: July 31, 2010
	Bull	Mid-Cap	Small-Cap	NASDAQ-100
	ProFund	ProFund	ProFund	ProFund

ASSETS:
Total Investment Securities, at cost	$41,533,227	$19,727,202	$29,587,258	$37,964,313

Securities, at value	24,935,618	7,727,972	8,260,734	13,845,689
Repurchase agreements, at value	24,413,000	13,526,000	22,629,000	32,559,000

Total Investment Securities, at value	49,348,618	21,253,972	30,889,734	46,404,689
Cash	936	56	284	206
Segregated cash balances with brokers for futures contracts	639,863	956,245	60,840	98,140
Dividends and interest receivable	43,133	3,537	3,335	6,215
Receivable for investments sold	—	—	16,072	—
Receivable for capital shares issued	1,590,945	113,877	546,714	2,548,154
Receivable from Advisor	—	—	—	—
Variation margin on futures contracts	1,390	20,176	840	2,940
Prepaid expenses	12,479	5,448	7,186	18,987

TOTAL ASSETS	51,637,364	22,353,311	31,525,005	49,079,331

LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	621,113	2,049,332	7,155,138	1,520,467
Unrealized loss on swap agreements	108,696	89,155	375,851	384,143
Advisory fees payable	22,045	4,927	8,451	20,812
Management services fees payable	4,409	985	1,690	4,460
Administration fees payable	1,178	430	611	1,192
Distribution and services fees payable - Service Class	3,105	2,072	3,576	5,822
Trustee fees payable	3	1	1	2
Transfer agency fees payable	11,760	3,802	4,321	11,083
Fund accounting fees payable	2,512	917	1,304	2,542
Compliance services fees payable	175	55	79	137
Service fees payable	696	254	361	705
Other accrued expenses	60,634	20,383	42,121	59,117

TOTAL LIABILITIES	836,326	2,172,313	7,593,504	2,010,482

NET ASSETS	$50,801,038	$20,180,998	$23,931,501	$47,068,849

NET ASSETS CONSIST OF:
Capital	$109,173,873	$21,106,639	$52,747,567	$37,020,110
Accumulated net investment income (loss)	(148,254)	(179,930)	(410,890)	(501,911)
Accumulated net realized gains (losses) on investments	(66,006,538)	(2,228,671)	(29,371,734)	2,448,526
Net unrealized appreciation (depreciation) on investments	7,781,957	1,482,960	966,558	8,102,124

NET ASSETS	$50,801,038	$20,180,998	$23,931,501	$47,068,849

NET ASSETS:
Investor Class	$44,547,470	$19,031,042	$22,590,987	$42,087,362
Service Class	6,253,568	1,149,956	1,340,514	4,981,487

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized,
no par value):
Investor Class	891,711	479,426	621,652	650,938
Service Class	138,171	31,318	40,363	85,017

NET ASSET VALUE (offering and
redemption price per share):
Investor Class	$49.96	$39.70	$36.34	$64.66
Service Class	45.26	36.72	33.21	58.59

See accompanying notes to the financial statements.

July 31, 2010 :: Statements of Assets and Liabilities :: 199

Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
Value	Growth	Value	Growth	Value	Growth
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

$12,724,084	$6,009,177	$13,191,132	$10,284,972	$5,038,636	$31,852,558

14,210,757	8,534,451	15,416,228	12,908,049	7,108,208	33,502,505
97,000	75,000	28,000	43,000	96,000	24,000

14,307,757	8,609,451	15,444,228	12,951,049	7,204,208	33,526,505
711	9,798	363	385	4,041	36,855
—	—	—	—	—	—
24,159	15,016	9,114	3,864	4,824	7,406
—	7,665,249	—	—	—	—
252,000	30,869	—	6,841	853	7,764,063
4,151	—	7,167	1,761	14,165	2,951
—	—	—	—	—	—
4,889	4,603	5,578	9,958	6,985	4,382

14,593,667	16,334,986	15,466,450	12,973,858	7,235,076	41,342,162

287,191	—	—	—	3,977	7,795,625
23,815	7,734,477	44,913	9,036	61,828	4,643
—	—	—	—	—	—
—	5,111	—	—	—	—
—	1,022	—	—	—	—
361	474	400	381	318	337
986	2,329	1,225	3,825	918	1,682
1	1	1	1	1	1
2,399	3,151	2,545	2,822	2,519	2,964
769	1,011	852	813	678	719
45	41	60	57	63	41
213	280	236	225	188	199
25,035	23,447	25,487	20,187	35,987	20,321

340,815	7,771,344	75,719	37,347	106,477	7,826,532

$14,252,852	$8,563,642	$15,390,731	$12,936,511	$7,128,599	$33,515,630

$13,327,308	$12,090,371	$18,466,294	$28,261,844	$40,857,089	$40,827,537
11,730	(42,315)	(117,621)	(131,150)	(137,185)	(104,306)
(669,859)	(6,084,688)	(5,211,038)	(17,860,260)	(35,756,877)	(8,881,548)
1,583,673	2,600,274	2,253,096	2,666,077	2,165,572	1,673,947

$14,252,852	$8,563,642	$15,390,731	$12,936,511	$7,128,599	$33,515,630

$13,096,052	$5,343,586	$14,272,888	$6,857,682	$6,415,846	$30,642,963
1,156,800	3,220,056	1,117,843	6,078,829	712,753	2,872,667

396,394	156,533	379,722	191,233	172,700	853,402
36,715	101,726	32,259	186,272	20,823	87,490

$33.04	$34.14	$37.59	$35.86	$37.15	$35.91
31.51	31.65	34.65	32.63	34.23	32.83

See accompanying notes to the financial statements.

200 :: Statements of Assets and Liabilities :: July 31, 2010

	Europe 30		UltraBull	UltraMid-Cap	UltraSmall-Cap
	ProFund		ProFund	ProFund	ProFund

ASSETS:
Total Investment Securities, at cost	$11,549,989		$105,576,072	$28,509,231	$39,490,064

Securities, at value	12,622,268		76,365,331	24,208,376	14,013,770
Repurchase agreements, at value	52,000		38,114,000	10,616,000	28,325,000

Total Investment Securities, at value	12,674,268		114,479,331	34,824,376	42,338,770
Cash	14,982		561	881	498
Segregated cash balances with brokers for futures contracts	11,325		3,601,358	1,451,684	—
Dividends and interest receivable	16,627		87,001	13,053	5,444
Receivable for investments sold	—		—	—	27,265
Unrealized gain on swap agreements	—		—	—	—
Receivable for capital shares issued	898,697		582,369	257,176	2,521,153
Variation margin on futures contracts	25		18,013	32,268	—
Receivable from Advisor	2,288		—	—	—
Prepaid expenses	9,303		13,264	11,805	18,386

TOTAL ASSETS	13,627,515		118,781,897	36,591,243	44,911,516

LIABILITIES:
Payable for investments purchased	851,903		—	—	—
Payable for capital shares redeemed	41,673		15,730,001	1,831,122	2,054,831
Unrealized loss on swap agreements	—		1,252,829	498,302	1,181,721
Advisory fees payable	—		50,962	20,813	25,301
Management services fees payable	—		10,192	4,163	5,060
Administration fees payable	176		2,727	1,114	1,426
Distribution and services fees payable - Service Class	728		4,315	1,790	3,283
Trustee fees payable	—	(a)	6	2	3
Transfer agency fees payable	1,988		15,410	6,789	11,227
Fund accounting fees payable	376		5,816	2,376	3,041
Compliance services fees payable	15		290	175	150
Service fees payable	104		1,612	659	843
Other accrued expenses	10,796		95,026	49,856	58,809

TOTAL LIABILITIES	907,759		17,169,186	2,417,161	3,345,695

NET ASSETS	$12,719,756		$101,612,711	$34,174,082	$41,565,821

NET ASSETS CONSIST OF:
Capital	$18,907,666		$249,718,372	$60,792,058	$102,252,994
Accumulated net investment income (loss)	12,457		(302,345)	(377,831)	(625,401)
Accumulated net realized gains (losses) on investments	(7,323,516)		(155,824,740)	(32,471,052)	(61,728,757)
Net unrealized appreciation (depreciation) on investments	1,123,149		8,021,424	6,230,907	1,666,985

NET ASSETS	$12,719,756		$101,612,711	$34,174,082	$41,565,821

NET ASSETS:
Investor Class	$11,109,462		$97,061,628	$31,638,936	$39,626,624
Service Class	1,610,294		4,551,083	2,535,146	1,939,197

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized,
no par value):
Investor Class	877,054		3,130,110	1,100,731	2,906,047
Service Class	124,886		161,939	96,103	156,905

NET ASSET VALUE (offering and
redemption price per share):
Investor Class	$12.67		$31.01	$28.74	$13.64
Service Class	12.89		28.10	26.38	12.36

(a) Amount is less than $0.50.

See accompanying notes to the financial statements.

July 31, 2010 :: Statements of Assets and Liabilities :: 201

			UltraEmerging	UltraLatin
UltraDow 30	UltraNASDAQ-	UltraInternational	Markets	America	UltraChina
ProFund	100 ProFund	ProFund	ProFund	ProFund	ProFund

$9,037,161	$72,214,645	$11,299,000	$64,212,734	$36,385,686	$16,320,972

6,022,355	68,389,313	—	50,154,723	36,394,168	14,374,731
5,288,000	43,351,000	11,299,000	20,112,000	12,374,000	5,839,000

11,310,355	111,740,313	11,299,000	70,266,723	48,768,168	20,213,731
271	1,471	880	9,986	5,454	987
45,640	991,915	500,850	—	—	—
8,952	31,998	81	95,365	253,647	57,730
—	—	—	—	—	—
—	—	—	201,798	429,979	14,577
3,825,698	12,672,458	830,336	8,535,952	1,357,567	884,468
105	29,715	—	—	—	—
—	—	3,587	—	—	—
14,869	11,908	12,327	20,362	11,130	12,562

15,205,890	125,479,778	12,647,061	79,130,186	50,825,945	21,184,055

—	—	—	6,358,165	—	—
77,570	673,157	733,800	1,944,855	854,938	1,133,375
106,774	1,885,443	144,345	—	—	—
4,054	68,703	—	37,653	30,229	8,548
811	13,741	—	7,530	6,046	1,709
435	3,679	320	2,018	1,623	645
2,072	5,379	763	4,786	2,733	761
1	8	1	4	3	1
4,209	28,296	2,072	16,765	11,249	4,206
928	7,847	682	4,304	3,461	1,376
46	444	39	248	186	64
257	2,175	189	1,193	959	381
21,748	157,202	23,822	92,691	71,238	31,745

218,905	2,846,074	906,033	8,470,212	982,665	1,182,811

$14,986,985	$122,633,704	$11,741,028	$70,659,974	$49,843,280	$20,001,244

$37,006,983	$1,006,814,085	$37,880,055	$319,878,030	$66,476,857	$21,614,936
(109,164)	(893,165)	(200,794)	(137,208)	261,830	(139,586)
(24,097,258)	(921,329,731)	(25,940,039)	(255,336,635)	(29,707,868)	(5,381,442)
2,186,424	38,042,515	1,806	6,255,787	12,812,461	3,907,336

$14,986,985	$122,633,704	$11,741,028	$70,659,974	$49,843,280	$20,001,244

$9,689,811	$114,365,420	$10,495,635	$63,666,597	$46,021,967	$18,960,703
5,297,174	8,268,284	1,245,393	6,993,377	3,821,313	1,040,541

432,815	5,971,479	936,104	4,380,647	4,129,354	1,813,084
248,980	482,357	113,681	483,039	347,006	101,728

$22.39	$19.15	$11.21	$14.53	$11.15	$10.46
21.28	17.14	10.96	14.48	11.01	10.23

See accompanying notes to the financial statements.

202 :: Statements of Assets and Liabilities :: July 31, 2010

			Short	Short
	UltraJapan	Bear	Small-Cap	NASDAQ-100
	ProFund	ProFund	ProFund	ProFund

ASSETS:
Total Investment Securities, at cost	$12,674,000	$104,439,000	$14,682,000	$7,038,000

Repurchase agreements, at value	12,674,000	104,439,000	14,682,000	7,038,000

Total Investment Securities, at value	12,674,000	104,439,000	14,682,000	7,038,000
Cash	159	119	1,451	941
Segregated cash balances with brokers for futures contracts	3,598,267	1,341,000	24,650	—
Interest receivable	91	746	105	50
Unrealized gain on swap agreements	—	—	—	88,227
Receivable for capital shares issued	1,966,152	102,102	12,244,269	25,170
Variation margin on futures contracts	—	—	—	—
Receivable from Advisor	—	—	—	—
Prepaid expenses	8,230	10,985	16,133	12,507

TOTAL ASSETS	18,246,899	105,893,952	26,968,608	7,164,895

LIABILITIES:
Payable for capital shares redeemed	1,162,728	7,574,451	176,976	379,254
Unrealized loss on swap agreements	32,725	6,586	7,746	—
Variation margin on futures contracts	—	3,000	350	—
Advisory fees payable	7,877	127,800	4,693	1,648
Management services fees payable	1,313	25,560	938	330
Administration fees payable	560	6,796	802	603
Distribution and services fees payable - Service Class	254	3,642	8,258	1,150
Trustee fees payable	1	7	1	1
Transfer agency fees payable	3,512	12,430	6,561	4,381
Fund accounting fees payable	1,194	14,495	1,712	1,286
Compliance services fees payable	69	355	70	61
Service fees payable	331	4,018	474	357
Other accrued expenses	28,422	184,195	36,013	30,555

TOTAL LIABILITIES	1,238,986	7,963,335	244,594	419,626

NET ASSETS	$17,007,913	$97,930,617	$26,724,014	$6,745,269

NET ASSETS CONSIST OF:
Capital	$130,110,073	$148,135,930	$97,144,537	$45,321,320
Accumulated net investment income (loss)	(293,514)	(960,321)	(375,977)	(225,663)
Accumulated net realized gains (losses) on investments	(113,105,570)	(49,080,479)	(70,020,089)	(38,438,615)
Net unrealized appreciation (depreciation) on investments	296,924	(164,513)	(24,457)	88,227

NET ASSETS	$17,007,913	$97,930,617	$26,724,014	$6,745,269

NET ASSETS:
Investor Class	$16,632,968	$94,598,235	$7,854,094	$6,488,256
Service Class	374,945	3,332,382	18,869,920	257,013

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized,
no par value):
Investor Class	2,126,953	4,008,189	677,606	568,192
Service Class	51,361	139,428	1,554,223	22,834

NET ASSET VALUE (offering and
redemption price per share):
Investor Class	$7.82	$23.60	$11.59	$11.42
Service Class	7.30	23.90	12.14	11.26

(a) Amount is less than $0.50.

See accompanying notes to the financial statements.

July 31, 2010 :: Statements of Assets and Liabilities :: 203

	UltraShort	UltraShort	UltraShort	UltraShort	UltraShort
UltraBear	Mid-Cap	Small-Cap	Dow 30	NASDAQ-100	International
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

$78,264,000	$4,715,000	$24,270,000	$14,997,000	$32,992,000	$14,847,000

78,264,000	4,715,000	24,270,000	14,997,000	32,992,000	14,847,000

78,264,000	4,715,000	24,270,000	14,997,000	32,992,000	14,847,000
614	385	893	939	1,201	33
368,776	66,150	236,640	414,720	377,460	509,745
559	34	173	107	236	106
—	5,282	—	133,400	—	58,321
3,154,861	101,244	18,137,076	232,452	1,289,574	978,698
181	—	—	—	—	21,930
—	4,016	8,839	—	—	—
12,189	7,885	25,898	13,083	19,253	12,052

81,801,180	4,899,996	42,679,519	15,791,701	34,679,724	16,427,885

2,358,372	1,307,248	4,137,601	5,128,835	2,675,667	805,593
10,477	24,609	18,209	—	124,305	—
—	1,440	3,360	4,915	11,340	—
58,202	—	—	4,925	24,343	11,718
11,640	—	—	985	4,868	2,344
3,087	136	957	475	1,290	620
4,817	483	5,519	3,513	960	2,002
5	— (a)	2	1	2	2
19,601	1,390	11,417	4,968	10,433	5,359
6,585	289	2,040	1,012	2,751	1,322
268	19	97	47	112	81
1,825	80	566	281	763	366
107,137	8,765	44,935	18,367	55,035	22,371

2,582,016	1,344,459	4,224,703	5,168,324	2,911,869	851,778

$79,219,164	$3,555,537	$38,454,816	$10,623,377	$31,767,855	$15,576,107

$244,411,548	$22,256,738	$139,280,660	$19,414,913	$363,165,359	$64,813,034
(681,575)	(80,004)	(375,272)	(174,798)	(349,975)	(197,593)
(164,511,365)	(18,590,683)	(100,282,995)	(8,595,566)	(330,824,550)	(48,959,330)
556	(30,514)	(167,577)	(21,172)	(222,979)	(80,004)

$79,219,164	$3,555,537	$38,454,816	$10,623,377	$31,767,855	$15,576,107

$73,550,953	$3,202,779	$34,025,064	$9,391,909	$31,145,893	$13,924,002
5,668,211	352,758	4,429,752	1,231,468	621,962	1,652,105

7,896,788	574,454	7,445,919	841,278	6,411,000	1,183,987
612,347	64,750	942,152	112,937	122,058	141,586

$9.31	$5.58	$4.57	$11.16	$4.86	$11.76
9.26	5.45	4.70	10.90	5.10	11.67

See accompanying notes to the financial statements.

204 :: Statements of Assets and Liabilities :: July 31, 2010

	UltraShort
	Emerging	UltraShort	UltraShort	UltraShort
	Markets	Latin America	China	Japan
	ProFund	ProFund	ProFund	ProFund

ASSETS:
Total Investment Securities, at cost	$6,802,000	$4,532,000	$5,097,000	$3,544,950

Securities, at value	—	—	—	2,250
Repurchase agreements, at value	6,802,000	4,532,000	5,097,000	3,540,000

Total Investment Securities, at value	6,802,000	4,532,000	5,097,000	3,542,250
Cash	578	249	568	738
Segregated cash balances with brokers for futures contracts	—	—	—	1,048,380
Dividends and interest receivable	49	32	36	25
Receivable for investments sold	—	—	—	—
Unrealized gain on swap agreements	—	—	—	13,791
Receivable for capital shares issued	1,893,440	116,730	641,296	927,338
Receivable from Advisor	—	4,783	3,484	5,672
Prepaid expenses	13,052	5,139	9,436	9,321

TOTAL ASSETS	8,709,119	4,658,933	5,751,820	5,547,515

LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	925,003	471,027	888,267	44,044
Unrealized loss on swap agreements	33,496	70,373	16,791	—
Advisory fees payable	3,151	—	—	—
Management services fees payable	630	—	—	—
Administration fees payable	368	131	148	174
Distribution and services fees payable - Service Class	1,622	498	532	746
Trustee fees payable	1	— (a)	— (a)	— (a)
Transfer agency fees payable	3,373	1,586	1,482	1,616
Fund accounting fees payable	784	280	316	370
Compliance services fees payable	43	19	17	16
Service fees payable	217	78	88	103
Other accrued expenses	20,182	9,218	19,512	11,087

TOTAL LIABILITIES	988,870	553,210	927,153	58,156

NET ASSETS	$7,720,249	$4,105,723	$4,824,667	$5,489,359

NET ASSETS CONSIST OF:
Capital	$100,418,309	$22,085,729	$10,480,583	$6,359,613
Accumulated net investment income (loss)	(175,088)	(74,588)	(62,260)	(76,634)
Accumulated net realized gains (losses) on investments	(92,489,476)	(17,835,045)	(5,576,865)	(1,098,336)
Net unrealized appreciation (depreciation) on investments	(33,496)	(70,373)	(16,791)	304,716

NET ASSETS	$7,720,249	$4,105,723	$4,824,667	$5,489,359

NET ASSETS:
Investor Class	$5,355,649	$3,698,994	$4,364,739	$5,136,540
Service Class	2,364,600	406,729	459,928	352,819

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized,
no par value):
Investor Class	3,188,235	1,620,849	602,783	187,824
Service Class	1,408,137	182,786	64,835	13,011

NET ASSET VALUE (offering and
redemption price per share):
Investor Class	$1.68	$2.28	$7.24	$27.35
Service Class	1.68	2.23	7.09	27.12

(a) Amount is less than $0.50.

See accompanying notes to the financial statements.

July 31, 2010 :: Statements of Assets and Liabilities :: 205

			Consumer	Consumer
Banks	Basic Materials	Biotechnology	Goods	Services	Financials
UltraSector	UltraSector	UltraSector	UltraSector	UltraSector	UltraSector
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

$12,214,715	$19,896,711	$5,142,908	$3,320,369	$2,062,434	$8,357,119

10,947,154	19,285,294	5,986,958	2,342,592	1,946,818	7,762,131
4,863,000	10,137,000	2,384,000	1,099,000	531,000	2,897,000

15,810,154	29,422,294	8,370,958	3,441,592	2,477,818	10,659,131
3	739	21	1,344	828	962
—	—	—	—	—	—
4,834	17,328	17	1,406	880	4,387
—	—	45,262	246,522	—	—
—	—	—	—	—	—
659,114	656,156	132,981	614,892	25,330	18,418
—	—	—	3,020	4,907	—
6,442	15,831	9,089	7,107	10,279	10,759

16,480,547	30,112,348	8,558,328	4,315,883	2,520,042	10,693,657

—	1,064,294	—	—	—	—
39,532	62,482	109,947	1,132,424	34,238	10,973
191,964	200,748	21,494	32,081	9,754	63,483
7,662	16,418	5,313	—	—	1,304
1,532	3,284	1,063	—	—	261
490	846	284	59	121	271
970	2,517	591	218	223	591
1	1	— (a)	— (a)	— (a)	— (a)
3,595	4,892	1,750	383	763	2,043
1,044	1,804	606	126	258	578
49	96	34	5	16	27
289	500	168	35	71	160
21,814	45,884	16,544	4,514	7,440	16,163

268,942	1,403,766	157,794	1,169,845	52,884	95,854

$16,211,605	$28,708,582	$8,400,534	$3,146,038	$2,467,158	$10,597,803

$27,450,691	$77,097,514	$31,583,226	$5,358,028	$4,351,026	$30,162,522
(126,345)	(92,955)	(170,559)	(1,181)	(37,923)	(124,530)
(14,516,216)	(57,620,812)	(26,218,689)	(2,299,951)	(2,251,575)	(21,678,718)
3,403,475	9,324,835	3,206,556	89,142	405,630	2,238,529

$16,211,605	$28,708,582	$8,400,534	$3,146,038	$2,467,158	$10,597,803

$15,081,850	$25,070,079	$7,700,010	$2,417,038	$2,216,492	$9,629,818
1,129,755	3,638,503	700,524	729,000	250,666	967,985

2,432,712	713,332	156,732	74,287	98,219	1,383,684
181,371	106,377	15,718	22,896	11,661	149,337

$6.20	$35.15	$49.13	$32.54	$22.57	$6.96
6.23	34.20	44.57	31.84	21.50	6.48

See accompanying notes to the financial statements.

206 :: Statements of Assets and Liabilities :: July 31, 2010

				Mobile
	Health Care	Industrials	Internet	Telecommunications
	UltraSector	UltraSector	UltraSector	UltraSector
	ProFund	ProFund	ProFund	ProFund

ASSETS:
Total Investment Securities, at cost	$2,727,919	$4,956,356	$9,680,706	$3,017,577

Securities, at value	2,507,409	3,887,953	9,345,858	2,634,653
Repurchase agreements, at value	897,000	1,764,000	3,414,000	944,000

Total Investment Securities, at value	3,404,409	5,651,953	12,759,858	3,578,653
Cash	1,470	846	821	151
Dividends and interest receivable	2,294	14,266	24	7
Receivable for investments sold	—	—	—	387,224
Receivable for capital shares issued	650,811	6,152	23,526	33,953
Unrealized gain on swap agreements	4,034	2,932	—	—
Receivable from Advisor	2,166	6,522	—	923
Prepaid expenses	10,131	9,702	9,988	11,771

TOTAL ASSETS	4,075,315	5,692,373	12,794,217	4,012,682

LIABILITIES:
Payable for investments purchased	456,002	546	—	—
Payable for capital shares redeemed	162,767	643,873	4,987	45,155
Unrealized loss on swap agreements	166	9,258	192,285	53,286
Advisory fees payable	—	—	7,475	—
Management services fees payable	—	—	1,495	—
Administration fees payable	100	141	400	141
Distribution and services fees payable - Service Class	329	1,230	608	170
Trustee fees payable	— (a)	— (a)	1	— (a)
Transfer agency fees payable	727	1,003	2,201	1,560
Fund accounting fees payable	214	300	853	301
Compliance services fees payable	14	15	64	26
Service fees payable	59	83	236	84
Other accrued expenses	9,149	11,100	25,025	6,921

TOTAL LIABILITIES	629,527	667,549	235,630	107,644

NET ASSETS	$3,445,788	$5,024,824	$12,558,587	$3,905,038

NET ASSETS CONSIST OF:
Capital	$14,994,496	$11,541,288	$12,887,954	$17,395,843
Accumulated net investment income (loss)	(31,525)	(26,352)	(324,171)	(75,430)
Accumulated net realized gains (losses) on investments	(12,197,541)	(7,179,383)	(2,892,063)	(13,923,165)
Net unrealized appreciation (depreciation) on investments	680,358	689,271	2,886,867	507,790

NET ASSETS	$3,445,788	$5,024,824	$12,558,587	$3,905,038

NET ASSETS:
Investor Class	$3,082,845	$2,795,563	$11,826,856	$3,736,681
Service Class	362,943	2,229,261	731,731	168,357

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized,
no par value):
Investor Class	256,742	101,060	142,273	1,597,013
Service Class	32,572	83,839	9,733	79,833

NET ASSET VALUE (offering and
redemption price per share):
Investor Class	$12.01	$27.66	$83.13	$2.34
Service Class	11.14	26.59	75.18	2.11

(a) Amount is less than $0.50.

See accompanying notes to the financial statements.

July 31, 2010 :: Statements of Assets and Liabilities :: 207

	Oil Equipment,
	Services &			Precious
Oil & Gas	Distribution	Pharmaceuticals		Metals	Real Estate	Semiconductor
UltraSector	UltraSector	UltraSector		UltraSector	UltraSector	UltraSector
ProFund	ProFund	ProFund		ProFund	ProFund	ProFund

$25,632,885	$11,965,882	$1,639,311		$65,155,000	$24,612,689	$12,108,574

29,075,102	10,744,082	1,242,021		—	19,420,724	9,058,443
10,492,000	4,400,000	572,000		65,155,000	9,887,000	4,369,000

39,567,102	15,144,082	1,814,021		65,155,000	29,307,724	13,427,443
989	622	3		14	496	368
23,787	5,826	2,318		466	13,882	3,370
—	—	56,430		—	—	2,702,053
154,410	49,939	62,885		357,975	3,869,673	526,882
—	15,191	6,070		—	—	—
—	—	2,604		—	—	—
14,669	14,504	11,190		20,913	19,805	11,714

39,760,957	15,230,164	1,955,521		65,534,368	33,211,580	16,671,830

—	—	—		—	5,895,296	—
87,596	1,150,743	30,168		1,541,671	51,896	3,305,573
264,239	—	3,703		1,858,819	156,226	556,890
24,446	6,141	—		41,552	9,421	3,055
4,889	1,228	—		8,310	1,884	611
1,308	411	61		2,212	656	319
2,651	1,072	140		8,822	2,205	328
1	— (a)	—	(a)	2	1	— (a)
9,606	4,266	477		22,774	6,521	2,426
2,790	877	130		4,717	1,400	681
147	48	9		248	82	27
773	243	36		1,308	388	189
59,990	19,358	4,328		75,633	26,611	13,611

458,436	1,184,387	39,052		3,566,068	6,152,587	3,883,710

$39,302,521	$14,045,777	$1,916,469		$61,968,300	$27,058,993	$12,788,120

$57,542,501	$39,020,640	$9,114,192		$134,881,666	$51,507,641	$47,310,387
(119,681)	(123,211)	61,958		(910,205)	102,074	(73,469)
(31,790,277)	(28,045,043)	(7,436,758)		(70,144,342)	(29,089,531)	(35,210,777)
13,669,978	3,193,391	177,077		(1,858,819)	4,538,809	761,979

$39,302,521	$14,045,777	$1,916,469		$61,968,300	$27,058,993	$12,788,120

$36,181,748	$12,341,567	$1,732,805		$51,062,721	$23,288,999	$12,321,009
3,120,773	1,704,210	183,664		10,905,579	3,769,994	467,111

1,322,751	863,158	231,536		1,586,246	1,242,173	1,042,842
125,978	123,944	25,822		357,175	199,598	43,330

$27.35	$14.30	$7.48		$32.19	$18.75	$11.81
24.77	13.75	7.11		30.53	18.89	10.78

See accompanying notes to the financial statements.

208 :: Statements of Assets and Liabilities :: July 31, 2010

	Technology	Telecommunications	Utilities		Short
	UltraSector	UltraSector	UltraSector		Oil & Gas
	ProFund	ProFund	ProFund		ProFund

ASSETS:
Total Investment Securities, at cost	$8,386,705	$1,900,462	$16,207,064		$99,556,000

Securities, at value	7,236,275	1,566,295	12,033,136		—
Repurchase agreements, at value	3,320,000	573,000	5,731,000		99,556,000

Total Investment Securities, at value	10,556,275	2,139,295	17,764,136		99,556,000
Cash	959	1,161	452		631
Segregated cash balances with brokers for futures contracts	—	—	—		—
Unrealized appreciation on forward currency contracts	—	—	—		—
Dividends and interest receivable	1,255	10,771	21,616		712
Receivable for investments sold	—	225,846	3,296,758		—
Unrealized gain on swap agreements	—	24,599	—		—
Receivable for capital shares issued	62,450	71,117	141,997		27,496
Receivable for closed forward currency contracts	—	—	—		—
Receivable from Administrator	—	—	—		—
Prepaid expenses	9,337	10,328	11,773		4,119

TOTAL ASSETS	10,630,276	2,483,117	21,236,732		99,588,958

LIABILITIES:
Dividends payable	—	—	—		—
Payable for capital shares redeemed	283,054	2,445	2,309,158		151,713
Unrealized depreciation on forward currency contracts	—	—	—		—
Unrealized loss on swap agreements	143,350	—	455,080		250,218
Variation margin on futures contracts	—	—	—		—
Advisory fees payable	6,893	1,995	2,474		44,148
Management services fees payable	1,379	399	495		8,829
Administration fees payable	324	77	455		2,922
Distribution and services fees payable - Service Class	1,675	308	1,095		344
Trustee fees payable	— (a)	— (a)	—	(a)	— (a)
Transfer agency fees payable	2,442	532	2,214		4,968
Fund accounting fees payable	691	164	971		6,232
Compliance services fees payable	39	11	27		116
Service fees payable	192	46	269		1,727
Other accrued expenses	14,969	3,994	19,247		77,469

TOTAL LIABILITIES	455,008	9,971	2,791,485		548,686

NET ASSETS	$10,175,268	$2,473,146	$18,445,247		$99,040,272

NET ASSETS CONSIST OF:
Capital	$23,007,326	$5,911,693	$34,558,951		$113,577,457
Accumulated net investment income (loss)	(135,590)	2,710	2,922		(197,348)
Accumulated net realized gains (losses) on investments	(14,722,688)	(3,704,689)	(17,218,618)		(14,089,619)
Net unrealized appreciation (depreciation) on investments	2,026,220	263,432	1,101,992		(250,218)

NET ASSETS	$10,175,268	$2,473,146	$18,445,247		$99,040,272

NET ASSETS:
Investor Class	$7,513,774	$1,771,436	$16,728,190		$99,033,591
Service Class	2,661,494	701,710	1,717,057		6,681
Class A	—	—	—		—
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized,
no par value):
Investor Class	301,066	157,062	996,106		7,487,606
Service Class	115,505	65,360	107,449		490
Class A	—	—	—		—
NET ASSET VALUE (redemption price per share):
Investor Class	$24.96	$11.28	$16.79		$13.23
Service Class	23.04	10.74	15.98		13.63
Class A	—	—	—		—
MAXIMUM SALES CHARGE:
Class A	N/A	N/A	N/A		N/A
MAXIMUM OFFERING PRICE PER SHARE (100%/
(100%-maximum sales charge) of net asset
value adjusted to the nearest cent per share):
Class A	$—	$—	$—		$—

(a)	Amount is less than $0.50.
(b)	Net asset value is calculated using unrounded net assets of $1,251.05 divided by the unrounded shares outstanding of 34.60.
(c)	Net asset value is calculated using unrounded net assets of $754.32 divided by the unrounded shares outstanding of 32.51.
(d)	Net asset value is calculated using unrounded net assets of $636.55 divided by the unrounded shares outstanding of 51.33.

See accompanying notes to the financial statements.

July 31, 2010 :: Statements of Assets and Liabilities :: 209

		U.S.
Short Precious	Short Real	Government		Rising Rates	Rising Rates	Rising
Metals	Estate	Plus		Opportunity 10	Opportunity	U.S. Dollar
ProFund	ProFund	ProFund		ProFund	ProFund	ProFund

$23,842,000	$20,111,000	$144,649,482		$64,845,887	$178,086,549	$26,110,000

—	—	32,466,250		484	1,937	—
23,842,000	20,111,000	113,226,000		64,845,000	178,083,000	26,110,000

23,842,000	20,111,000	145,692,250		64,845,484	178,084,937	26,110,000
927	749	263		473	179	936
—	—	417,500		77,319	221,500	86,378
—	—	—		—	—	3,897
170	144	282,711		463	1,273	187
—	—	—		—	—	—
—	—	—		—	—	—
163,780	156,339	2,734,241		163,949	39,809,334	207,448
—	—	—		—	—	2,135,324
—	—	—		—	—	2,579
9,408	6,052	17,556		16,389	24,080	14,751

24,016,285	20,274,284	149,144,521		65,104,077	218,141,303	28,561,500

—	—	4,926		—	—	—
152,251	301,603	94,539,574		42,571	561,019	219,866
—	—	—		—	—	120,022
477,978	361,336	845,238		1,030,427	4,919,066	—
—	—	—		25,455	119,000	225
11,736	59,339	36,852		39,825	128,588	28,074
2,347	11,868	11,056		7,965	25,718	5,615
711	3,149	2,947		2,123	6,861	1,493
274	230	18,400		3,396	9,753	2,537
— (a)	— (a)	6		3	15	7
4,075	11,171	24,815		7,677	33,111	17,812
1,517	6,717	6,285		4,528	14,633	3,185
38	69	292		172	783	413
421	1,862	1,742		1,255	4,056	883
19,067	59,029	64,831		81,884	267,745	85,936

670,415	816,373	95,556,964		1,247,281	6,090,348	486,068

$23,345,870	$19,457,911	$53,587,557		$63,856,796	$212,050,955	$28,075,432

$39,725,444	$74,570,037	$49,835,234		$77,533,723	$401,045,045	$27,896,164
(162,705)	(348,922)	5,325		(787,795)	(2,902,268)	(1,100,822)
(15,738,891)	(54,401,868)	3,306,453		(11,823,904)	(181,185,051)	1,663,510
(477,978)	(361,336)	440,545		(1,065,228)	(4,906,771)	(383,420)

$23,345,870	$19,457,911	$53,587,557		$63,856,796	$212,050,955	$28,075,432

$23,231,930	$19,170,046	$43,262,893		$61,110,729	$203,468,456	$26,540,126
113,940	287,865	10,323,413		2,745,313	8,581,862	1,535,306
—	—	1,251		754	637	—

2,935,769	2,072,564	1,198,352		2,770,023	16,778,229	953,711
13,401	31,924	288,013		121,852	729,586	56,637
—	—	35		33	51	—

$7.91	$9.25	$36.10		$22.06	$12.13	$27.83
8.50	9.02	35.84		22.53	11.76	27.11
—	—	36.16	(b)	23.20 (c)	12.40 (d)	—

N/A	N/A	4.75%		4.75%	4.75%	N/A

$—	$—	37.96		24.36	13.02	$—
See accompanying notes to the financial statements.

210 :: Statements of Assets and Liabilities :: July 31, 2010

Falling
U.S. Dollar
ProFund

ASSETS:
Total Investment Securities, at cost	$17,910,000

Repurchase agreements, at value	17,910,000

Total Investment Securities, at value	17,910,000
Cash	1,107
Segregated cash balances with brokers for futures contracts	44,563
Unrealized appreciation on forward currency contracts	71,269
Interest receivable	128
Receivable for capital shares issued	2,699,824
Variation margin on futures contracts	115
Prepaid expenses	7,216

TOTAL ASSETS	20,734,222

LIABILITIES:
Payable for capital shares redeemed	14,754
Unrealized depreciation on forward currency contracts	755
Advisory fees payable	16,968
Management services fees payable	3,394
Administration fees payable	576
Distribution and services fees payable - Service Class	340
Trustee fees payable	1
Transfer agency fees payable	3,022
Fund accounting fees payable	1,228
Compliance services fees payable	45
Service fees payable	340
Other accrued expenses	30,344

TOTAL LIABILITIES	71,767

NET ASSETS	$20,662,455

NET ASSETS CONSIST OF:
Capital	$24,438,356
Accumulated net investment income (loss)	(236,276)
Accumulated net realized gains (losses) on investments	(3,746,364)
Net unrealized appreciation (depreciation) on investments	206,739

NET ASSETS	$20,662,455

NET ASSETS:
Investor Class	$20,290,493
Service Class	371,962
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized,
no par value):
Investor Class	781,969
Service Class	14,462
NET ASSET VALUE (offering and
redemption price per share):
Investor Class	$25.95
Service Class	25.72

See accompanying notes to the financial statements.

212 :: Statements of Operations :: For the Periods Indicated

	Bull	Mid-Cap	Small-Cap	NASDAQ-100
	ProFund	ProFund	ProFund	ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010

INVESTMENT INCOME:
Dividends	$758,854	$137,703	$132,749	$238,479
Interest	15,505	5,684	14,975	22,779

TOTAL INVESTMENT INCOME	774,359	143,387	147,724	261,258

EXPENSES:
Advisory fees	421,829	123,878	222,780	402,248
Management services fees	84,366	24,776	44,556	86,196
Administration fees	23,584	6,908	12,289	24,374
Distribution and services fees - Service Class	57,055	19,136	30,735	72,298
Transfer agency fees	86,471	20,673	34,580	80,164
Administrative services fees	132,269	34,943	82,108	136,603
Registration and filing fees	57,542	27,120	37,581	33,893
Custody fees	18,512	12,670	10,782	9,285
Fund accounting fees	48,117	15,691	29,050	46,384
Trustee fees	743	243	408	844
Compliance services fees	610	165	323	516
Service fees	13,613	3,932	7,092	13,961
Other fees	67,601	23,774	51,432	93,500

Total Gross Expenses before reductions	1,012,312	313,909	563,716	1,000,266
Less Expenses reduced by the Advisor	—	(10,939)	(23,901)	—

TOTAL NET EXPENSES	1,012,312	302,970	539,815	1,000,266

NET INVESTMENT INCOME (LOSS)	(237,953)	(159,583)	(392,091)	(739,008)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,709,279	263,050	357,956	7,939,423
Net realized gains (losses) on futures contracts	(600,627)	(982,958)	(2,668,859)	(386,693)
Net realized gains (losses) on swap agreements	167,545	(624,050)	1,469,101	3,316,567
Change in net unrealized appreciation/depreciation on investments	(1,106,626)	578,165	(633,095)	(2,703,463)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS	2,169,571	(765,793)	(1,474,897)	8,165,834

CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS	$1,931,618	$(925,376)	$(1,866,988)	$7,426,826

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 213

Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
Value	Growth	Value	Growth	Value	Growth
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010

$294,290	$265,052	$324,608	$121,778	$298,188	$90,954
21	25	17	19	36	26

294,311	265,077	324,625	121,797	298,224	90,980

95,122	120,798	129,620	103,432	162,036	93,625
19,025	24,160	25,924	20,687	32,407	18,725
5,420	6,758	7,388	5,847	9,109	5,283
29,630	30,228	29,896	44,796	25,038	19,214
20,805	20,560	23,509	21,456	23,047	17,740
28,067	47,263	44,349	21,228	57,412	25,408
28,676	26,150	27,425	39,156	29,805	27,809
44,698	28,950	28,173	20,258	47,948	32,676
12,690	14,607	15,964	12,748	20,318	12,462
155	231	247	168	290	178
156	198	138	170	254	132
3,133	3,843	4,285	3,365	5,308	3,051
25,037	26,944	25,789	18,637	27,454	19,970

312,614	350,690	362,707	311,948	440,426	276,273
(65,459)	(22,657)	(38,267)	(10,330)	(45,200)	(43,009)

247,155	328,033	324,440	301,618	395,226	233,264

47,156	(62,956)	185	(179,821)	(97,002)	(142,284)

1,673,037	2,952,806	346,724	823,277	3,587,301	590,437
—	—	—	—	—	—
—	—	—	—	—	—

(517,880)	(1,793,984)	466,467	(245,265)	(915,600)	(746,970)

1,155,157	1,158,822	813,191	578,012	2,671,701	(156,533)

$1,202,313	$1,095,866	$813,376	$398,191	$2,574,699	$(298,817)

See accompanying notes to the financial statements.

214 :: Statements of Operations :: For the Periods Indicated

	Europe 30	UltraBull	UltraMid-Cap	UltraSmall-Cap
	ProFund	ProFund	ProFund	ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010

INVESTMENT INCOME:
Dividends	$260,101	$823,798	$422,119	$186,852
Interest	106	27,646	15,537	23,230
Foreign tax withholding	(23,681)	—	—	—

TOTAL INVESTMENT INCOME	236,526	851,444	437,656	210,082

EXPENSES:
Advisory fees	82,478	568,948	358,909	301,772
Management services fees	16,496	113,790	71,782	60,355
Administration fees	4,762	31,639	19,996	17,022
Distribution and services fees - Service Class	21,788	63,463	29,548	39,445
Transfer agency fees	20,950	114,051	52,596	72,993
Administrative services fees	15,027	169,936	141,119	74,905
Registration and filing fees	29,212	43,240	35,233	51,664
Custody fees	6,407	35,245	16,977	12,493
Fund accounting fees	8,985	63,808	40,686	38,457
Trustee fees	164	952	562	518
Compliance services fees	113	750	539	384
Service fees	2,708	18,300	11,470	9,843
Other fees	17,211	89,958	54,270	70,626

Total Gross Expenses before reductions	226,301	1,314,080	833,687	750,477
Less Expenses reduced by the Advisor	(11,609)	—	—	(4,351)

TOTAL NET EXPENSES	214,692	1,314,080	833,687	746,126

NET INVESTMENT INCOME (LOSS)	21,834	(462,636)	(396,031)	(536,044)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	429,548	(885,817)	3,862,227	2,742,402
Net realized gains (losses) on futures contracts	44,990	3,856,137	7,165,343	(410,464)
Net realized gains (losses) on swap agreements	—	5,049,662	8,543,453	604,183
Change in net unrealized appreciation/depreciation on investments	(670,624)	(3,986,972)	2,095,650	(1,530,514)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS	(196,086)	4,033,010	21,666,673	1,405,607

CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS	$(174,252)	$3,570,374	$21,270,642	$869,563

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 215

			UltraEmerging	UltraLatin
UltraDow 30	UltraNASDAQ-100	UltraInternational	Markets	America	UltraChina
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010

$258,324	$650,191	$—	$1,492,484	$1,810,348	$309,528
7,200	35,884	11,849	21,905	14,823	6,430
—	—	—	(229,515)	(211,808)	(32,977)

265,524	686,075	11,849	1,284,874	1,613,363	282,981

149,692	967,531	128,876	692,403	550,412	214,710
29,939	193,507	25,775	138,481	110,083	42,942
8,417	54,922	7,404	39,415	31,405	12,273
38,541	71,574	25,196	80,436	47,736	17,304
40,471	198,242	24,441	124,843	96,973	38,740
33,045	262,227	46,053	228,005	169,290	72,904
28,303	54,205	34,623	48,355	46,197	55,717
5,996	12,751	5,829	12,674	11,948	17,736
16,047	105,102	13,950	74,285	58,764	23,465
293	1,666	246	1,275	1,059	421
211	1,363	190	934	852	202
4,814	31,632	4,271	22,540	17,805	7,091
40,118	205,594	29,903	125,583	106,430	42,380

395,887	2,160,316	346,757	1,589,229	1,248,954	545,885
(7,021)	—	(24,353)	—	—	(38,331)

388,866	2,160,316	322,404	1,589,229	1,248,954	507,554

(123,342)	(1,474,241)	(310,555)	(304,355)	364,409	(224,573)

1,611,504	5,405,187	—	(9,350,594)	(3,605,859)	790,807
159,475	(773,229)	778,855	—	—	—
2,895,664	22,610,647	(121,226)	5,462,640	6,030,758	(3,306,471)

(354,264)	6,673,695	(679,579)	12,038,994	6,344,049	(1,238,379)

4,312,379	33,916,300	(21,950)	8,151,040	8,768,948	(3,754,043)

$4,189,037	$32,442,059	$(332,505)	$7,846,685	$9,133,357	$(3,978,616)

See accompanying notes to the financial statements.

216 :: Statements of Operations :: For the Periods Indicated

			Short	Short
	UltraJapan	Bear	Small-Cap	NASDAQ-100
	ProFund	ProFund	ProFund	ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010

INVESTMENT INCOME:
Interest	$14,684	$84,715	$13,591	$14,681

EXPENSES:
Advisory fees	210,846	703,747	155,568	150,826
Management services fees	35,141	140,750	31,114	30,165
Administration fees	9,861	39,005	9,702	8,833
Distribution and services fees - Service Class	4,859	35,363	60,510	7,463
Transfer agency fees	25,816	79,262	29,279	44,987
Administrative services fees	70,298	306,695	52,860	30,794
Registration and filing fees	29,126	48,236	63,307	35,860
Custody fees	4,437	8,919	7,593	6,074
Fund accounting fees	18,847	75,570	17,126	16,675
Trustee fees	324	919	294	239
Compliance services fees	215	883	239	237
Service fees	5,718	22,634	5,227	5,075
Other fees	34,118	121,122	41,165	37,683

Total Gross Expenses before reductions	449,606	1,583,105	473,984	374,911
Less Expenses reduced by the Advisor	(25,813)	—	(33,125)	(23,464)

TOTAL NET EXPENSES	423,793	1,583,105	440,859	351,447

NET INVESTMENT INCOME (LOSS)	(409,109)	(1,498,390)	(427,268)	(336,766)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investment securities	(6,244)	(14,723)	(2,144)	(2,010)
Net realized gains (losses) on futures contracts	(4,532,796)	(7,629,481)	(1,970,435)	209,991
Net realized gains (losses) on swap agreements	(95,359)	(19,639,376)	(8,695,685)	(5,676,354)
Change in net unrealized appreciation/depreciation on investments	(3,152,183)	2,275,478	156,377	85,649

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS	(7,786,582)	(25,008,102)	(10,511,887)	(5,382,724)

CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS	$(8,195,691)	$(26,506,492)	$(10,939,155)	$(5,719,490)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 217

	UltraShort	UltraShort	UltraShort	UltraShort	UltraShort
UltraBear	Mid-Cap	Small-Cap	Dow 30	NASDAQ-100	International
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010

$66,929	$4,200	$22,930	$9,536	$26,983	$12,636

637,636	43,791	228,147	90,962	284,848	102,399
127,528	8,758	45,630	18,192	56,970	20,480
36,558	2,527	13,164	5,118	16,116	5,340
70,041	10,796	86,511	17,362	17,854	12,906
118,605	12,590	76,991	21,716	73,671	14,823
193,688	7,611	35,198	24,172	64,095	34,230
58,471	30,758	66,218	23,555	49,312	40,150
9,707	5,324	7,983	5,615	9,827	5,126
69,271	4,742	25,242	9,817	30,709	10,470
907	71	368	143	470	114
989	66	327	135	333	138
21,114	1,448	7,668	2,963	9,311	3,126
101,271	12,591	56,620	24,312	60,836	23,654

1,445,786	141,073	650,067	244,062	674,352	272,956
—	(22,304)	(58,532)	(8,557)	—	(2,570)

1,445,786	118,769	591,535	235,505	674,352	270,386

(1,378,857)	(114,569)	(568,605)	(225,969)	(647,369)	(257,750)

(14,398)	—	(10,672)	—	(4,879)	—
(11,725,434)	(1,141,865)	(3,976,663)	(42,496)	(1,494,535)	(503,982)
(38,883,832)	(3,187,969)	(17,374,333)	(4,012,173)	(18,600,570)	(5,208,079)

2,030,256	99,700	251,236	257,939	171,435	711,791

(48,593,408)	(4,230,134)	(21,110,432)	(3,796,730)	(19,928,549)	(5,000,270)

$(49,972,265)	$(4,344,703)	$(21,679,037)	$(4,022,699)	$(20,575,918)	$(5,258,020)

See accompanying notes to the financial statements.

218 :: Statements of Operations :: For the Periods Indicated

	UltraShort
	Emerging	UltraShort	UltraShort	UltraShort
	Markets	Latin America	China	Japan
	ProFund	ProFund	ProFund	ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010

INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	10,952	4,709	3,810	3,488

TOTAL INVESTMENT INCOME	10,952	4,709	3,810	3,488

EXPENSES:
Advisory fees	90,955	45,219	33,593	54,343
Management services fees	18,191	9,044	6,719	9,057
Administration fees	5,119	2,579	1,876	2,592
Distribution and services fees - Service Class	11,336	20,056	6,091	2,999
Transfer agency fees	17,649	15,722	9,435	9,015
Administrative services fees	30,534	6,196	8,375	14,665
Registration and filing fees	46,621	34,132	36,760	32,397
Custody fees	5,677	5,118	5,388	3,642
Fund accounting fees	9,943	4,917	3,621	4,826
Trustee fees	128	72	49	86
Compliance services fees	125	64	48	44
Service fees	2,997	1,502	1,094	1,466
Audit fees	4,861	2,466	8,405	2,413
Printing fees	9,879	7,434	6,411	11,121
Other fees	7,635	3,943	2,725	3,004

Total Gross Expenses before reductions	261,650	158,464	130,590	151,670
Less Expenses reduced by the Advisor	(34,256)	(35,963)	(44,058)	(46,007)

TOTAL NET EXPENSES	227,394	122,501	86,532	105,663

NET INVESTMENT INCOME (LOSS)	(216,442)	(117,792)	(82,722)	(102,175)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,894)	—	—	(65,700)
Net realized gains (losses) on futures contracts	—	—	—	(1,254,159)
Net realized gains (losses) on swap agreements	(8,415,312)	(8,186,616)	(1,878,280)	21,640
Change in net unrealized appreciation/depreciation on investments	425,963	616,918	153,986	458,058

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS	(7,992,243)	(7,569,698)	(1,724,294)	(840,161)

CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS	$(8,208,685)	$(7,687,490)	$(1,807,016)	$(942,336)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 219

			Consumer	Consumer
Banks	Basic Materials	Biotechnology	Goods	Services	Financials
UltraSector	UltraSector	UltraSector	UltraSector	UltraSector	UltraSector
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010

$87,194	$507,553	$15,507	$77,267	$36,175	$110,726
4,115	8,547	3,009	824	1,191	2,873

91,309	516,100	18,516	78,091	37,366	113,599

115,402	275,452	98,072	28,161	31,557	86,104
23,080	55,091	19,614	5,632	6,311	17,221
6,467	15,602	5,526	1,535	1,722	4,881
12,859	45,977	10,764	2,808	7,165	16,577
20,295	40,062	14,165	3,095	5,261	18,754
41,485	120,842	37,696	13,341	11,919	23,976
36,201	35,432	33,686	27,348	27,454	29,694
14,570	13,367	8,859	13,777	19,551	31,594
12,845	29,950	10,712	3,708	4,570	10,890
197	512	168	69	57	164
121	356	135	60	33	94
3,743	8,975	3,206	878	987	2,804
6,418	14,623	5,738	1,498	1,615	4,763
8,017	14,754	6,443	5,823	3,465	5,473
8,910	21,315	7,604	2,957	2,898	6,555

310,610	692,310	262,388	110,690	124,565	259,544
(34,090)	(11,110)	—	(43,215)	(44,966)	(46,369)

276,520	681,200	262,388	67,475	79,599	213,175

(185,211)	(165,100)	(243,872)	10,616	(42,233)	(99,576)

1,140,117	1,230,787	115,603	(27,370)	(507,088)	(19,145)
—	—	—	—	—	—
318,528	4,573,430	(1,537,107)	116,988	(153,846)	784,007

(1,415,166)	1,413,446	(1,312,476)	(165,131)	194,769	70,907

43,479	7,217,663	(2,733,980)	(75,513)	(466,165)	835,769

$(141,732)	$7,052,563	$(2,977,852)	$(64,897)	$(508,398)	$736,193

See accompanying notes to the financial statements.

220 :: Statements of Operations :: For the Periods Indicated

	Health			Mobile
	Care	Industrials	Internet	Telecommunications
	UltraSector	UltraSector	UltraSector	UltraSector
	ProFund	ProFund	ProFund	ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010

INVESTMENT INCOME:
Dividends	$92,907	$96,578	$41,912	$5,433
Interest	1,575	1,605	5,251	1,144

TOTAL INVESTMENT INCOME	94,482	98,183	47,163	6,577

EXPENSES:
Advisory fees	53,824	50,942	184,252	31,300
Management services fees	10,765	10,188	36,851	6,260
Administration fees	3,028	2,848	10,460	1,735
Distribution and services fees - Service Class	15,800	12,518	16,724	3,183
Transfer agency fees	10,503	8,145	21,474	6,663
Administrative services fees	19,001	21,082	80,702	9,803
Registration and filing fees	30,442	27,006	30,950	28,454
Custody fees	19,274	32,995	10,266	5,121
Fund accounting fees	6,607	7,025	19,838	3,428
Trustee fees	99	102	337	46
Compliance services fees	94	78	262	36
Service fees	1,756	1,631	5,967	1,014
Other fees	13,186	12,795	35,806	9,367

Total Gross Expenses before reductions	184,379	187,355	453,889	106,410
Less Expenses reduced by the Advisor	(45,737)	(58,012)	(2,098)	(31,589)

TOTAL NET EXPENSES	138,642	129,343	451,791	74,821

NET INVESTMENT INCOME (LOSS)	(44,160)	(31,160)	(404,628)	(68,244)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	146,511	(546,509)	1,538,954	(839,463)
Net realized gains (losses) on swap agreements	265,953	248,058	2,082,382	(1,117,999)
Change in net unrealized appreciation/depreciation on investments	(178,255)	414,924	627,487	549,487

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS	234,209	116,473	4,248,823	(1,407,975)

CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS	$190,049	$85,313	$3,844,195	$(1,476,219)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 221

	Oil Equipment,
	Services &		Precious
Oil & Gas	Distribution	Pharmaceuticals	Metals	Real Estate	Semiconductor
UltraSector	UltraSector	UltraSector	UltraSector	UltraSector	UltraSector
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010

$701,084	$140,722	$104,433	$—	$520,082	$163,140
10,208	4,019	1,109	61,856	5,183	2,977

711,292	144,741	105,542	61,856	525,265	166,117

364,613	132,131	35,787	543,674	141,443	102,487
72,923	26,426	7,158	108,735	28,289	20,497
20,677	7,519	1,992	30,562	7,814	5,714
40,198	19,064	2,398	91,450	26,514	6,683
56,570	25,136	4,914	126,340	28,636	14,030
138,363	45,354	15,523	140,087	48,627	45,144
40,058	32,965	30,870	48,378	39,816	27,917
11,956	10,939	7,072	8,140	10,018	11,675
39,756	14,444	3,898	58,016	15,467	11,303
638	245	63	897	228	207
451	141	77	785	201	169
11,893	4,316	1,141	17,584	4,495	3,330
65,627	27,575	10,796	98,708	22,727	22,374

863,723	346,255	121,689	1,273,356	374,275	271,530
—	(9,180)	(37,334)	—	(23,678)	(30,642)

863,723	337,075	84,355	1,273,356	350,597	240,888

(152,431)	(192,334)	21,187	(1,211,500)	174,668	(74,771)

3,732,724	(125,888)	238,658	(3,185)	(1,418,239)	109,926
(288,636)	568,216	303,114	14,113,247	2,579,572	518,949

(2,682,759)	1,139,121	(159,955)	(1,060,347)	2,985,437	(755,513)

761,329	1,581,449	381,817	13,049,715	4,146,770	(126,638)

$608,898	$1,389,115	$403,004	$11,838,215	$4,321,438	$(201,409)

See accompanying notes to the financial statements.

222 :: Statements of Operations :: For the Periods Indicated

	Technology	Telecommunications	Utilities	Short
	UltraSector	UltraSector	UltraSector	Oil & Gas
	ProFund	ProFund	ProFund	ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010

INVESTMENT INCOME:
Dividends	$79,570	$135,953	$298,309	$—
Interest	2,859	622	2,437	16,097

TOTAL INVESTMENT INCOME	82,429	136,575	300,746	16,097

EXPENSES:
Advisory fees	99,193	20,568	80,416	100,190
Management services fees	19,839	4,114	16,083	20,038
Administration fees	5,594	1,127	4,521	6,050
Distribution and services fees - Service Class	15,747	2,529	10,409	1,710
Distribution and services fees - Class A	—	—	—	—
Transfer agency fees	15,040	3,239	12,173	8,757
Administrative services fees	37,689	7,870	34,152	59,111
Registration and filing fees	33,632	26,900	26,574	30,511
Custody fees	24,714	6,841	15,074	5,757
Fund accounting fees	11,634	2,273	9,232	12,562
Trustee fees	202	36	135	41
Compliance services fees	151	40	149	146
Service fees	3,190	649	2,640	3,597
Other fees	22,387	7,396	23,689	29,500

Total Gross Expenses before reductions	289,012	83,582	235,247	277,970
Less Expenses reduced by the Advisor	(46,441)	(33,943)	(32,533)	(42,054)

TOTAL NET EXPENSES	242,571	49,639	202,714	235,916

NET INVESTMENT INCOME (LOSS)	(160,142)	86,936	98,032	(219,819)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(224,546)	(213,590)	70,114	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	442,185	23,427	934,258	(4,525,022)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	444,155	52,147	(253,900)	(217,158)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS	661,794	(138,016)	750,472	(4,742,180)

CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS	$501,652	$(51,080)	$848,504	$(4,961,999)

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 223

		U.S.
Short Precious	Short Real	Government	Rising Rates	Rising Rates	Rising U.S.
Metals	Estate	Plus	Opportunity 10	Opportunity	Dollar
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010	July 31, 2010

$—	$—	$—	$—	$—	$—
9,820	27,252	1,169,243	58,203	201,423	76,780

9,820	27,252	1,169,243	58,203	201,423	76,780

85,050	208,820	263,334	506,292	1,725,808	609,442
17,010	41,764	79,001	101,259	345,163	121,889
4,867	11,680	20,923	28,679	96,521	33,557
3,808	6,818	156,722	35,673	232,203	38,806
—	—	3	4	— (a)	—
19,443	33,291	113,402	62,307	235,196	97,476
24,664	75,535	52,840	201,764	671,547	172,406
35,674	40,534	51,319	42,250	65,182	38,138
5,726	6,254	6,780	6,529	13,044	8,128
9,405	22,617	40,539	54,317	184,543	65,020
129	273	490	935	2,910	918
94	191	743	460	2,215	947
2,822	6,729	12,085	16,479	55,798	19,475
19,640	43,911	78,117	84,184	231,999	91,945

228,332	498,417	876,298	1,141,132	3,862,129	1,298,147
(11,722)	—	—	—	—	(2,742)

216,610	498,417	876,298	1,141,132	3,862,129	1,295,405

(206,790)	(471,165)	292,945	(1,082,929)	(3,660,706)	(1,218,625)

—	(5,455)	1,673,311	(6,439)	(37,840)	(27,917)
—	—	(355,152)	(368,196)	(2,451,591)	311,103
(3,070,450)	(26,344,278)	7,556,946	(7,017,742)	(47,294,201)	—
—	—	—	—	—	5,986,591

67,527	1,042,723	(1,009,284)	34,373	9,082,351	(74,349)

(3,002,923)	(25,307,010)	7,865,821	(7,358,004)	(40,701,281)	6,195,428

$(3,209,713)	$(25,778,175)	$8,158,766	$(8,440,933)	$(44,361,987)	$4,976,803

See accompanying notes to the financial statements.

224 :: Statements of Operations :: For the Periods Indicated

Falling U.S.
Dollar
ProFund

Year Ended
July 31, 2010

INVESTMENT INCOME:
Interest	$15,016

EXPENSES:
Advisory fees	163,928
Management services fees	32,786
Administration fees	9,548
Distribution and services fees - Service Class	10,329
Transfer agency fees	28,712
Administrative services fees	54,159
Registration and filing fees	34,604
Custody fees	6,301
Fund accounting fees	17,897
Trustee fees	297
Compliance services fees	149
Service fees	5,482
Other fees	24,620

Total Gross Expenses before reductions	388,812
Less Expenses reduced by the Advisor	(6,147)

TOTAL NET EXPENSES	382,665

NET INVESTMENT INCOME (LOSS)	(367,649)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(4,653)
Net realized gains (losses) on futures contracts	(114,050)
Net realized gains (losses) on forward currency contracts	(74,987)
Change in net unrealized appreciation/depreciation on investments	(392,785)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS	(586,475)

CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS	$(954,124)

See accompanying notes to the financial statements.

226 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Mid-Cap ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(237,953)	$303,557	$(159,583)	$(74,541)
Net realized gains (losses) on investments	3,276,197	(39,888,786)	(1,343,958)	(327,569)
Change in net unrealized appreciation/depreciation on investments	(1,106,626)	2,149,600	578,165	(483,516)

Change in net assets resulting from operations	1,931,618	(37,435,629)	(925,376)	(885,626)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(384,578)	—	—
Service Class	—	—	—	—
Return of capital
Investor Class	—	(18,832)	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	(403,410)	—	—

Change in net assets resulting from capital transactions	2,906,395	43,224,425	7,207,986	356,326

Change in net assets	4,838,013	5,385,386	6,282,610	(529,300)
NET ASSETS:
Beginning of period	45,963,025	40,577,639	13,898,388	14,427,688

End of period	$50,801,038	$45,963,025	$20,180,998	$13,898,388

Accumulated net investment income (loss)	$(148,254)	$(3,896)	$(179,930)	$(120,707)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$658,844,969	$1,012,612,404	$177,876,442	$224,776,934
Dividends reinvested	—	372,666	—	—
Value of shares redeemed	(652,463,290)	(975,676,543)	(171,027,424)	(221,669,152)
Service Class
Proceeds from shares issued	88,122,268	81,202,689	35,487,004	40,734,876
Dividends reinvested	—	—	—	—
Value of shares redeemed	(91,597,552)	(75,286,791)	(35,128,036)	(43,486,332)

Change in net assets resulting from capital transactions	$2,906,395	$43,224,425	$7,207,986	$356,326

SHARE TRANSACTIONS:
Investor Class
Issued	13,276,665	23,537,560	4,541,475	8,032,561
Reinvested	—	9,266	—	—
Redeemed	(13,198,173)	(23,387,091)	(4,452,440)	(7,890,779)
Service Class
Issued	1,945,678	2,206,831	963,221	1,637,665
Reinvested	—	—	—	—
Redeemed	(2,043,683)	(2,037,206)	(964,646)	(1,697,921)

Change in shares	(19,513)	329,360	87,610	81,526

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 227

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

$(392,091)	$(329,556)	$(739,008)	$(691,435)	$47,156	$325,437
(841,802)	(25,852,839)	10,869,297	7,275,417	1,673,037	1,772,570
(633,095)	(1,055,463)	(2,703,463)	2,611,378	(517,880)	115,632

(1,866,988)	(27,237,858)	7,426,826	9,195,360	1,202,313	2,213,639

—	(51,756)	—	(34,122)	(108,656)	(271,082)
—	—	—	—	(8,235)	(12,956)

—	—	—	—	—	—

—	—	(893,595)	—	—	—
—	—	(129,025)	—	—	—

—	(51,756)	(1,022,620)	(34,122)	(116,891)	(284,038)

7,326,273	(91,768,246)	(98,611,868)	89,729,952	5,635,293	(8,693,927)

5,459,285	(119,057,860)	(92,207,662)	98,891,190	6,720,715	(6,764,326)

18,472,216	137,530,076	139,276,511	40,385,321	7,532,137	14,296,463

$23,931,501	$18,472,216	$47,068,849	$139,276,511	$14,252,852	$7,532,137

$(410,890)	$(470,200)	$(501,911)	$(616,146)	$11,730	$152,594

$411,249,995	$738,134,407	$870,176,117	$871,424,073	$131,488,255	$209,718,593
—	48,159	858,988	32,464	102,628	228,281
(404,708,975)	(828,409,393)	(967,505,570)	(783,167,311)	(124,493,321)	(218,486,258)

211,171,639	102,559,007	181,883,746	49,185,775	13,145,558	4,752,867
—	—	123,835	—	6,175	12,820
(210,386,386)	(104,100,426)	(184,148,984)	(47,745,049)	(14,614,002)	(4,920,230)

$7,326,273	$(91,768,246)	$(98,611,868)	$89,729,952	$5,635,293	$(8,693,927)

11,828,273	25,111,559	13,836,565	17,401,824	3,974,924	7,187,682
—	1,765	13,262	751	3,078	8,268
(11,765,255)	(27,924,277)	(15,512,765)	(15,617,569)	(3,754,831)	(7,292,574)

6,486,956	4,086,562	3,070,318	1,051,708	411,826	176,782
—	—	2,097	—	193	483
(6,487,208)	(4,101,107)	(3,110,720)	(1,008,064)	(459,434)	(180,698)

62,766	(2,825,498)	(1,701,243)	1,828,650	175,756	(100,057)

See accompanying notes to the financial statements.

228 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Growth ProFund		Mid-Cap Value ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(62,956)	$(61,152)	$185	$73,797
Net realized gains (losses) on investments	2,952,806	(1,853,429)	346,724	(2,162,393)
Change in net unrealized appreciation/depreciation on investments	(1,793,984)	1,831,637	466,467	(172,579)

Change in net assets resulting from operations	1,095,866	(82,944)	813,376	(2,261,175)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(57,952)	—
Service Class	—	—	(13,296)	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	(71,248)	—

Change in net assets resulting from capital transactions	(18,119,706)	7,970,653	6,012,498	(12,848,517)

Change in net assets	(17,023,840)	7,887,709	6,754,626	(15,109,692)
NET ASSETS:
Beginning of period	25,587,482	17,699,773	8,636,105	23,745,797

End of period	$8,563,642	$25,587,482	$15,390,731	$8,636,105

Accumulated net investment income (loss)	$(42,315)	$(45,043)	$(117,621)	$(46,558)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$76,954,135	$105,861,502	$158,059,424	$91,232,884
Dividends reinvested	—	—	57,389	—
Value of shares redeemed	(95,153,668)	(96,290,923)	(150,883,192)	(103,982,857)
Service Class
Proceeds from shares issued	5,424,939	6,634,412	7,879,632	6,851,270
Dividends reinvested	—	—	12,962	—
Value of shares redeemed	(5,345,112)	(8,234,338)	(9,113,717)	(6,949,814)

Change in net assets resulting from capital transactions	$(18,119,706)	$7,970,653	$6,012,498	$(12,848,517)

SHARE TRANSACTIONS:
Investor Class
Issued	2,254,299	3,875,471	4,432,175	3,286,024
Reinvested	—	—	1,554	—
Redeemed	(2,825,858)	(3,468,278)	(4,269,734)	(3,570,301)
Service Class
Issued	168,831	254,413	237,616	219,625
Reinvested	—	—	378	—
Redeemed	(173,493)	(302,666)	(267,312)	(243,808)

Change in shares	(576,221)	358,940	134,677	(308,460)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 229

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

$(179,821)	$(133,145)	$(97,002)	$174,610	$(142,284)	$(138,866)
823,277	(377,065)	3,587,301	(36,439,223)	590,437	(6,575,996)
(245,265)	(950,479)	(915,600)	1,840,005	(746,970)	22,136

398,191	(1,460,689)	2,574,699	(34,424,608)	(298,817)	(6,692,726)

—	—	—	(165,007)	—	—
—	—	—	—	—	—

—	—	(18,469)	—	—	—
—	—	(1,954)	—	—	—

—	—	(20,423)	(165,007)	—	—

(7,603,479)	(16,463,828)	(17,680,685)	47,509,531	19,743,277	(4,734,635)

(7,205,288)	(17,924,517)	(15,126,409)	12,919,916	19,444,460	(11,427,361)

20,141,799	38,066,316	22,255,008	9,335,092	14,071,170	25,498,531

$12,936,511	$20,141,799	$7,128,599	$22,255,008	$33,515,630	$14,071,170

$(131,150)	$(1,539)	$(137,185)	$(62,016)	$(104,306)	$(89,533)

$71,075,068	$85,681,286	$167,392,152	$335,997,338	$103,746,213	$133,325,055
—	—	18,390	163,700	—	—
(79,822,892)	(99,447,578)	(184,127,046)	(290,664,188)	(84,048,872)	(136,302,959)

16,408,381	14,202,638	12,307,627	8,781,926	9,301,306	3,670,701
—	—	1,945	—	—	—
(15,264,036)	(16,900,174)	(13,273,753)	(6,769,245)	(9,255,370)	(5,427,432)

$(7,603,479)	$(16,463,828)	$(17,680,685)	$47,509,531	$19,743,277	$(4,734,635)

2,055,284	3,013,480	4,566,024	9,409,403	2,926,675	4,596,123
—	—	533	5,633	—	—
(2,390,911)	(3,287,168)	(5,038,151)	(8,963,406)	(2,445,161)	(4,755,971)

511,420	602,886	361,472	265,535	289,536	148,703
—	—	61	—	—	—
(489,250)	(661,068)	(390,498)	(253,858)	(298,712)	(180,030)

(313,457)	(331,870)	(500,559)	463,307	472,338	(191,175)

See accompanying notes to the financial statements.

230 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		UltraBull ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$21,834	$125,164	$(462,636)	$232,534
Net realized gains (losses) on investments	474,538	(3,735,943)	8,019,982	(49,385,226)
Change in net unrealized appreciation/depreciation on investments	(670,624)	51,246	(3,986,972)	(17,001,686)

Change in net assets resulting from operations	(174,252)	(3,559,533)	3,570,374	(66,154,378)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(110,157)	(84,568)	—	(616,761)
Service Class	(13,229)	—	—	(22,356)
Return of capital
Investor Class	—	(199)	—	(2,710)
Service Class	—	—	—	(98)
Net realized gains on investments
Investor Class	—	(149,073)	—	—
Service Class	—	(24,522)	—	—

Change in net assets resulting from distributions	(123,386)	(258,362)	—	(641,925)

Change in net assets resulting from capital transactions	3,402,801	5,213,363	30,759,046	30,161,440

Change in net assets	3,105,163	1,395,468	34,329,420	(36,634,863)
NET ASSETS:
Beginning of period	9,614,593	8,219,125	67,283,291	103,918,154

End of period	$12,719,756	$9,614,593	$101,612,711	$67,283,291

Accumulated net investment income (loss)	$12,457	$114,009	$(302,345)	$(53,443)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$156,784,843	$131,997,225	$2,059,766,295	$1,774,275,119
Dividends reinvested	102,762	125,732	—	503,448
Value of shares redeemed	(153,704,001)	(127,275,290)	(2,026,815,352)	$(1,748,356,018)
Service Class
Proceeds from shares issued	16,550,339	6,095,105	122,274,215	73,695,113
Dividends reinvested	13,161	24,257	—	21,708
Value of shares redeemed	(16,344,303)	(5,753,666)	(124,466,112)	(69,977,930)

Change in net assets resulting from capital transactions	$3,402,801	$5,213,363	$30,759,046	$30,161,440

SHARE TRANSACTIONS:
Investor Class
Issued	11,788,658	11,314,490	66,745,404	74,432,196
Reinvested	7,377	12,179	—	22,801
Redeemed	(11,566,176)	(11,056,942)	(66,020,053)	(73,907,624)
Service Class
Issued	1,194,893	520,145	4,340,051	3,178,458
Reinvested	922	2,346	—	1,068
Redeemed	(1,195,547)	(492,339)	(4,423,692)	(3,138,081)

Change in shares	230,127	299,879	641,710	588,818

(a)	Amount includes $753,927 related to a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio.
(b)	Amount includes $26,382 related to a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 231

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

$(396,031)	$(140,860)	$(536,044)	$(336,546)	$(123,342)	$47,971
19,571,023	(24,581,509)	2,936,121	(37,482,834)	4,666,643	(11,384,366)
2,095,650	(4,973,852)	(1,530,514)	(4,233,820)	(354,264)	(2,077,458)

21,270,642	(29,696,221)	869,563	(42,053,200)	4,189,037	(13,413,853)

(2,849)	(9,260)	—	(24,938)	(2,698)	(200,269)
—	—	—	—	—	(8,555)

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—

(2,849)	(9,260)	—	(24,938)	(2,698)	(208,824)

(17,049,857)	4,333,667	12,425,109	10,489,587	(5,385,729)	4,447,541

4,217,936	(25,371,814)	13,294,672	(31,588,551)	(1,199,390)	(9,175,136)

29,956,146	55,327,960	28,271,149	59,859,700	16,186,375	25,361,511

$34,174,082	$29,956,146	$41,565,821	$28,271,149	$14,986,985	$16,186,375

$(377,831)	$(198,355)	$(625,401)	$(556,244)	$(109,164)	$(32,502)

$489,841,601	$395,128,767	$816,996,136	$1,028,637,449	$413,134,850	$479,651,233 (a)
2,677	9,042	—	22,759	2,615	154,956
(507,221,659)	(389,741,608)	(803,018,279)	(1,018,082,346)	(420,886,756)	(475,315,076)

63,569,709	43,271,269	168,781,300	168,448,946	96,124,799	31,743,173 (b)
—	—	—	—	—	3,573
(63,242,185)	(44,333,803)	(170,334,048)	(168,537,221)	(93,761,237)	(31,790,318)

$(17,049,857)	$4,333,667	$12,425,109	$10,489,587	$(5,385,729)	$4,447,541

17,945,353	21,360,053	62,988,679	106,360,747	19,022,162	28,381,722
96	576	—	2,529	114	9,673
(18,208,870)	(21,175,942)	(62,583,993)	(106,291,669)	(19,390,055)	(28,316,268)

2,566,642	2,644,351	15,082,470	19,570,459	4,516,998	2,196,710
—	—	—	—	—	231
(2,568,065)	(2,665,228)	(15,126,160)	(19,525,719)	(4,405,966)	(2,148,829)

(264,844)	163,810	360,996	116,347	(256,747)	123,239

See accompanying notes to the financial statements.

232 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraNASDAQ-100 ProFund		UltraInternational ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,474,241)	$(1,175,262)	$(310,555)	$(163,910)
Net realized gains (losses) on investments	27,242,605	(53,988,302)	657,629	(7,764,863)
Change in net unrealized appreciation/depreciation on investments	6,673,695	(57,110,885)	(679,579)	594,166

Change in net assets resulting from operations	32,442,059	(112,274,449)	(332,505)	(7,334,607)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	(120,595)
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	—	(120,595)

Change in net assets resulting from capital transactions	(19,399,103)	29,815,842	(9,631,351)	9,116,040

Change in net assets	13,042,956	(82,458,607)	(9,963,856)	1,660,838
NET ASSETS:
Beginning of period	109,590,748	192,049,355	21,704,884	20,044,046

End of period	$122,633,704	$109,590,748	$11,741,028	$21,704,884

Accumulated net investment income (loss)	$(893,165)	$(600,006)	$(200,794)	$(155,179)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$982,106,248	$1,287,462,189	$178,486,183	$152,337,977 (a)
Dividends reinvested	—	—	—	117,943
Value of shares redeemed	(1,002,611,978)	(1,257,349,294)	(187,717,192)	(141,553,512)
Service Class
Proceeds from shares issued	64,377,393	52,328,427	18,819,923	9,008,694 (b)
Dividends reinvested	—	—	—	—
Value of shares redeemed	(63,270,766)	(52,625,480)	(19,220,265)	(10,795,062)

Change in net assets resulting from capital transactions	$(19,399,103)	$29,815,842	$(9,631,351)	$9,116,040

SHARE TRANSACTIONS:
Investor Class
Issued	53,553,220	101,533,472	14,998,612	16,762,749
Reinvested	—	—	—	13,178
Redeemed	(54,612,992)	(101,943,062)	(15,800,219)	(15,635,871)
Service Class
Issued	3,897,563	4,794,406	1,596,319	1,055,289
Reinvested	—	—	—	—
Redeemed	(3,808,763)	(4,871,896)	(1,696,834)	(1,044,959)

Change in shares	(970,972)	(487,080)	(902,122)	1,150,386

(a)	Amount includes $59,265 related to a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment.
(b)	Amount includes $10,894 related to a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 233

UltraEmerging Markets ProFund		UltraLatin America ProFund		UltraChina ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

$(304,355)	$286,102	$364,409	$89,082	$(224,573)	$15,603
(3,887,954)	(68,964,861)	2,424,899	(18,357,203)	(2,515,664)	(249,380)
12,038,994	8,648,524	6,344,049	6,126,849	(1,238,379)	6,083,810

7,846,685	(60,030,235)	9,133,357	(12,141,272)	(3,978,616)	5,850,033

—	(2,045,790)	(168,613)	(161,577)	(1,207)	(53,712)
—	(425)	—	(784)	—	—

—	(2,046,215)	(168,613)	(162,361)	(1,207)	(53,712)

(32,602,161)	24,604,167	(6,179,278)	28,648,244	(32,172,986)	37,409,853

(24,755,476)	(37,472,283)	2,785,466	16,344,611	(36,152,809)	43,206,174

95,415,450	132,887,733	47,057,814	30,713,203	56,154,053	12,947,879

$70,659,974	$95,415,450	$49,843,280	$47,057,814	$20,001,244	$56,154,053

$(137,208)	$45,786	$261,830	$66,034	$(139,586)	$(26,669)

$376,642,253	$393,218,441	$375,816,343	$291,834,655	$238,611,441	$306,613,089
—	1,987,015	165,252	146,590	1,176	49,158
(408,473,531)	(373,079,321)	(380,300,601)	(266,053,657)	(268,754,677)	(272,770,745)

70,782,633	47,318,242	79,826,562	104,467,378	26,050,430	29,809,966
—	417	—	771	—	—
(71,553,516)	(44,840,627)	(81,686,834)	(101,747,493)	(28,081,356)	(26,291,615)

$(32,602,161)	$24,604,167	$(6,179,278)	$28,648,244	$(32,172,986)	$37,409,853

25,731,283	43,350,332	33,747,761	49,679,435	23,439,831	46,171,192
—	289,231	12,860	38,274	113	9,363
(28,509,752)	(40,619,228)	(34,859,514)	(45,502,132)	(26,906,568)	(41,549,190)

4,749,126	4,898,688	7,791,492	19,546,776	2,552,876	5,081,718
—	60	—	201	—	—
(4,861,513)	(4,641,810)	(8,110,810)	(18,973,102)	(2,834,047)	(4,729,033)

(2,890,856)	3,277,273	(1,418,211)	4,789,452	(3,747,795)	4,984,050

See accompanying notes to the financial statements.

234 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		Bear ProFund

	Year Ended July 31, 2010	Year Ended July 31, 2009	Year Ended July 31, 2010	Year Ended July 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(409,109)	$(285,752)	$(1,498,390)	$(980,123)
Net realized gains (losses) on investments	(4,634,399)	(28,109,892)	(27,283,580)	20,811,744
Change in net unrealized appreciation/depreciation
on investments	(3,152,183)	1,914,010	2,275,478	205,790

Change in net assets resulting from operations	(8,195,691)	(26,481,634)	(26,506,492)	20,037,411

DISTRIBUTIONS TO SHAREHOLDER FROM:
Net investment income
Investor Class	—	(190,133)	—	(103,421)
Service Class	—	—	—	—
Return of capital
Investor Class	—	(63,107)	—	—
Net realized gains on investments
Investor Class	—	—	—	(2,717,344)
Service Class	—	—	—	(142,102)

Change in net assets resulting from distributions	—	(253,240)	—	(2,962,867)

Change in net assets resulting from capital transactions	(730,644)	(12,024,457)	47,147,511	(100,310,796)

Change in net assets	(8,926,335)	(38,759,331)	20,641,019	(83,236,252)
NET ASSETS:
Beginning of period	25,934,248	64,693,579	77,289,598	160,525,850

End of period	$17,007,913	$25,934,248	$97,930,617	$77,289,598

Accumulated net investment income (loss)	$(293,514)	$(268,312)	$(960,321)	$(712,074)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$286,910,429	$425,743,088	$797,674,558	$961,403,975
Dividends reinvested	—	238,626	—	2,663,601
Value of shares redeemed	(287,396,558)	(438,278,551)	(752,432,835)	(1,064,600,714)
Service Class
Proceeds from shares issued	6,949,901	6,431,653	29,740,270	54,852,920
Dividends reinvested	—	—	—	137,624
Value of shares redeemed	(7,194,416)	(6,159,273)	(27,834,482)	(54,768,202)

Change in net assets resulting from capital transactions	$(730,644)	$(12,024,457)	$47,147,511	$(100,310,796)

SHARE TRANSACTIONS:
Investor Class
Issued	29,705,495	40,605,523	32,354,016	28,665,837
Reinvested	—	26,722	—	74,983
Redeemed	(30,011,881)	(40,768,741)	(30,997,617)	(31,499,295)
Service Class
Issued	761,315	764,708	1,184,798	1,572,005
Reinvested	—	—	—	3,767
Redeemed	(791,746)	(730,387)	(1,125,166)	(1,589,140)

Change in shares	(336,817)	(102,175)	1,416,031	(2,771,843)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 235

Short Small-Cap ProFund		Short NASDAQ-100 ProFund		UltraBear ProFund

Year Ended July 31, 2010	Year Ended July 31, 2009	Year Ended July 31, 2010	Year Ended July 31, 2009	Year Ended July 31, 2010	Year Ended July 31, 2009

$(427,268)	$(320,527)	$(336,766)	$(146,299)	$(1,378,857)	$(1,816,851)
(10,668,264)	(506,130)	(5,468,373)	7,678	(50,623,664)	48,623,906

156,377	194,860	85,649	271,193	2,030,256	(6,571,228)

(10,939,155)	(631,797)	(5,719,490)	132,572	(49,972,265)	40,235,827

—	(95,813)	—	(31,126)	—	(274,417)
—	—	—	—	—	—

—	—	—	—	—	(451,681)

—	—	—	—	—	—
—	—	—	—	—	—

—	(95,813)	—	(31,126)	—	(726,098)

15,363,563	10,851,739	2,370,450	(1,851,454)	49,575,286	(93,291,995)

4,424,408	10,124,129	(3,349,040)	(1,750,008)	(396,979)	(53,782,266)

22,299,606	12,175,477	10,094,309	11,844,317	79,616,143	133,398,409

$26,724,014	$22,299,606	$6,745,269	$10,094,309	$79,219,164	$79,616,143

$(375,977)	$(321,575)	$(225,663)	$(106,591)	$(681,575)	$(1,353,393)

$413,782,412	$478,217,583	$491,348,026	$308,471,104	$1,310,005,707	$2,597,725,993
—	93,432	—	24,666	—	664,811
(414,211,909)	(473,699,650)	(489,249,716)	(309,817,085)	(1,263,215,470)	(2,688,740,244)

309,312,465	122,096,291	46,545,841	22,827,900	92,678,862	157,778,028
—	—	—	—	—	—
(293,519,405)	(115,855,917)	(46,273,701)	(23,358,039)	(89,893,813)	(160,720,583)

$15,363,563	$10,851,739	$2,370,450	$(1,851,454)	$49,575,286	$(93,291,995)

30,877,127	25,642,352	40,029,982	17,231,951	126,125,283	134,615,954
—	4,683	—	1,217	—	30,878
(31,280,843)	(25,232,379)	(40,164,910)	(17,273,198)	(123,566,393)	(136,910,871)

23,844,441	6,462,840	3,928,072	1,303,520	8,957,879	7,910,996
—	—	—	—	—	—
(22,666,949)	(6,157,809)	(3,914,949)	(1,325,048)	(8,823,456)	(8,111,417)

773,776	719,687	(121,805)	(61,558)	2,693,313	(2,464,460)

See accompanying notes to the financial statements.

236 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund		UltraShort Small-Cap ProFund

	Year Ended July 31, 2010	Year Ended July 31, 2009	Year Ended July 31, 2010	Year Ended July 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(114,569)	$(146,671)	$(568,605)	$(578,443)
Net realized gains (losses) on investments	(4,329,834)	(3,194,305)	(21,361,668)	37,485,123
Change in net unrealized appreciation/depreciation
on investments	99,700	(394,573)	251,236	3,572,004

Change in net assets resulting from operations	(4,344,703)	(3,735,549)	(21,679,037)	40,478,684

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(92,238)	—	(1,299,800)
Service Class	—	(9,262)	—	(60,902)
Return of capital
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	(101,500)	—	(1,360,702)

Change in net assets resulting from capital transactions	1,234,843	1,299,296	26,270,520	(149,506,343)

Change in net assets	(3,109,860)	(2,537,753)	4,591,483	(110,388,361)
NET ASSETS:
Beginning of period	6,665,397	9,203,150	33,863,333	144,251,694

End of period	$3,555,537	$6,665,397	$38,454,816	$33,863,333

Accumulated net investment income (loss)	$(80,004)	$(137,987)	$(375,272)	$(589,327)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$153,617,520	$296,570,702	$704,266,038	$1,161,281,374
Dividends reinvested	—	87,495	—	1,233,910
Value of shares redeemed	(153,411,565)	(294,320,526)	(674,358,894)	(1,313,391,953)
Service Class
Proceeds from shares issued	36,173,683	34,342,376	277,970,597	247,282,853
Dividends reinvested	—	1,724	—	33,464
Value of shares redeemed	(35,144,795)	(35,382,475)	(281,607,221)	(245,945,991)

Change in net assets resulting from capital transactions	$1,234,843	$1,299,296	$26,270,520	$(149,506,343)

SHARE TRANSACTIONS:
Investor Class
Issued	23,424,019	17,168,637	122,140,612	86,522,404
Reinvested	—	4,455	—	76,073
Redeemed	(23,484,556)	(17,076,488)	(117,152,935)	(93,917,109)
Service Class
Issued	4,721,289	2,445,837	43,700,530	19,275,048
Reinvested	—	88	—	1,972
Redeemed	(4,684,394)	(2,552,029)	(44,351,909)	(18,410,885)

Change in shares	(23,642)	(9,500)	4,336,298	(6,452,497)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 237

UltraShort Dow 30 ProFund		UltraShort NASDAQ-100 ProFund		UltraShort International ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

$(225,969)	$(235,510)	$(647,369)	$(694,773)	$(257,750)	$(273,983)
(4,054,669)	5,253,863	(20,099,984)	16,914,624	(5,712,061)	(1,092,826)

257,939	(1,517,957)	171,435	3,019,181	711,791	(368,902)

(4,022,699)	3,500,396	(20,575,918)	19,239,032	(5,258,020)	(1,735,711)

—	—	—	(391,213)	—	(202,052)
—	—	—	—	—	(5,683)
—	—	—	(179,783)	—	—
(10,153)	(84,798)	—	—	—	—
(129)	(6,330)	—	—	—	—

(10,282)	(91,128)	—	(570,996)	—	(207,735)

4,013,018	(10,923,870)	(26,783,872)	(60,373,990)	9,971,380	(36,240,504)

(19,963)	(7,514,602)	(47,359,790)	(41,705,954)	4,713,360	(38,183,950)

10,643,340	18,157,942	79,127,645	120,833,599	10,862,747	49,046,697

$10,623,377	$10,643,340	$31,767,855	$79,127,645	$15,576,107	$10,862,747

$(174,798)	$(224,430)	$(349,975)	$(505,104)	$(197,593)	$(267,732)

$255,575,737	$405,878,782	$590,154,526	$1,063,901,719	$154,848,074	$253,827,772
8,515	36,824	—	528,570	—	194,378
(252,441,020)	(416,464,148)	(580,127,433)	(1,161,935,337)	(146,810,246)	(287,773,902)

89,563,863	27,749,467	43,705,357	135,236,830	16,846,159	14,792,914
129	974	—	—	—	2,606
(88,694,206)	(28,125,769)	(80,516,322)	(98,105,772)	(14,912,607)	(17,284,272)

$4,013,018	$(10,923,870)	$(26,783,872)	$(60,373,990)	$9,971,380	$(36,240,504)

19,835,675	17,250,616	106,592,792	84,933,206	11,433,226	8,212,116
563	1,642	—	31,803	—	6,724
(19,600,550)	(17,481,103)	(105,375,618)	(90,785,418)	(10,879,798)	(9,376,177)

7,756,009	1,232,587	7,269,461	13,584,521	1,233,979	410,704
9	44	—	—	—	89
(7,650,504)	(1,283,258)	(12,022,088)	(8,907,419)	(1,124,761)	(515,368)

341,202	(279,472)	(3,535,453)	(1,143,307)	662,646	(1,261,912)

See accompanying notes to the financial statements.

238 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Emerging Markets ProFund		UltraShort Latin America ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(216,442)	$(202,965)	$(117,792)	$(80,323)
Net realized gains (losses) on investments	(8,418,206)	7,858,585	(8,186,616)	(7,788,356)
Change in net unrealized appreciation/depreciation
on investments	425,963	4,079,916	616,918	(311,351)

Change in net assets resulting from operations	(8,208,685)	11,735,536	(7,687,490)	(8,180,030)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(274,584)	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	(274,584)	—	—

Change in net assets resulting from capital transactions	7,014,048	(73,463,012)	4,227,919	12,588,595

Change in net assets	(1,194,637)	(62,002,060)	(3,459,571)	4,408,565
NET ASSETS:
Beginning of period	8,914,886	70,916,946	7,565,294	3,156,729

End of period	$7,720,249	$8,914,886	$4,105,723	$7,565,294

Accumulated net investment income (loss)	$(175,088)	$(214,668)	$(74,588)	$(70,059)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$188,730,031	$323,628,435	$163,521,441	$179,309,709
Dividends reinvested	—	253,627	—	—
Value of shares redeemed	(183,985,135)	(394,603,044)	(158,641,254)	(173,067,749)
Service Class
Proceeds from shares issued	34,340,812	19,583,049	66,125,985	100,571,166
Dividends reinvested	—	—	—	—
Value of shares redeemed	(32,071,660)	(22,325,079)	(66,778,253)	(94,224,531)

Change in net assets resulting from capital transactions	$7,014,048	$(73,463,012)	$4,227,919	$12,588,595

SHARE TRANSACTIONS:
Investor Class
Issued	94,804,160	40,754,694	56,675,621	14,193,214
Reinvested	—	30,631	—	—
Redeemed	(94,570,145)	(45,882,079)	(55,800,676)	(13,612,037)
Service Class
Issued	17,562,275	2,755,158	19,423,989	13,054,010
Reinvested	—	—	—	—
Redeemed	(16,356,023)	(3,125,282)	(20,052,095)	(12,245,430)

Change in shares	1,440,267	(5,466,878)	246,839	1,389,757

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 239

UltraShort China ProFund		UltraShort Japan ProFund		Banks UltraSector ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

$(82,722)	$(38,703)	$(102,175)	$(94,535)	$(185,211)	$50,228
(1,878,280)	(1,900,962)	(1,298,219)	4,812,540	1,458,645	(7,602,226)

153,986	112,244	458,058	(1,311,808)	(1,415,166)	3,393,217

(1,807,016)	(1,827,421)	(942,336)	3,406,197	(141,732)	(4,158,781)

—	—	—	—	(226)	(254,573)
—	—	—	—	—	(59,905)

—	—	—	—	(226)	(314,478)

2,407,108	1,086,291	(1,252,198)	(3,899,714)	1,320,640	1,173,103

600,092	(741,130)	(2,194,534)	(493,517)	1,178,682	(3,300,156)

4,224,575	4,965,705	7,683,893	8,177,410	15,032,923	18,333,079

$4,824,667	$4,224,575	$5,489,359	$7,683,893	$16,211,605	$15,032,923

$(62,260)	$(32,273)	$(76,634)	$(85,704)	$(126,345)	$(30,200)

$108,742,892	$104,796,839	$247,182,481	$347,987,899	$157,829,323	$216,083,110
—	—	—	—	191	241,683
(107,528,277)	(103,811,525)	(248,549,866)	(351,442,357)	(156,509,226)	(215,503,846)

26,647,092	16,404,877	3,561,051	10,409,901	7,075,082	13,919,598
—	—	—	—	—	59,619
(25,454,599)	(16,303,900)	(3,445,864)	(10,855,157)	(7,074,730)	(13,627,061)

$2,407,108	$1,086,291	$(1,252,198)	$(3,899,714)	$1,320,640	$1,173,103

12,097,573	3,903,539	9,478,929	8,373,240	23,390,724	41,229,450
—	—	—	—	31	31,428
(11,875,093)	(3,652,685)	(9,562,233)	(8,299,460)	(23,420,958)	(39,705,410)

2,927,008	490,416	133,714	235,030	1,006,719	2,289,257
—	—	—	—	—	7,605
(2,863,257)	(497,993)	(128,918)	(247,182)	(1,031,642)	(2,199,065)

286,231	243,277	(78,508)	61,628	(55,126)	1,653,265

See accompanying notes to the financial statements.

240 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(165,100)	$83,101	$(243,872)	$(521,716)
Net realized gains (losses) on investments	5,804,217	(43,574,330)	(1,421,504)	(11,281,640)
Change in net unrealized appreciation/depreciation
on investments	1,413,446	(5,686,970)	(1,312,476)	(10,067,747)

Change in net assets resulting from operations	7,052,563	(49,178,199)	(2,977,852)	(21,871,103)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(3,216)	(227,419)	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(3,216)	(227,419)	—	—

Change in net assets resulting from capital transactions	(15,287,995)	3,174,588	(4,700,378)	(42,866,036)

Change in net assets	(8,238,648)	(46,231,030)	(7,678,230)	(64,737,139)
NET ASSETS:
Beginning of period	36,947,230	83,178,260	16,078,764	80,815,903

End of period	$28,708,582	$36,947,230	$8,400,534	$16,078,764

Accumulated net investment income (loss)	$(92,955)	$(39,475)	$(170,559)	$(380,496)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$108,138,541	$90,284,523	$105,862,947	$156,310,229
Dividends reinvested	3,154	218,353	—	—
Value of shares redeemed	(121,083,503)	(91,472,771)	(110,139,917)	(197,942,356)
Service Class
Proceeds from shares issued	21,880,954	17,745,642	3,918,144	14,589,327
Dividends reinvested	—	—	—	—
Value of shares redeemed	(24,227,141)	(13,601,159)	(4,341,552)	(15,823,236)

Change in net assets resulting from capital transactions	$(15,287,995)	$3,174,588	$(4,700,378)	$(42,866,036)

SHARE TRANSACTIONS:
Investor Class
Issued	3,113,229	3,730,578	1,994,143	2,925,267
Reinvested	86	12,198	—	—
Redeemed	(3,588,379)	(3,795,120)	(2,104,970)	(3,738,193)
Service Class
Issued	653,575	757,790	79,493	278,876
Reinvested	—	—	—	—
Redeemed	(736,828)	(650,899)	(89,099)	(331,432)

Change in shares	(558,317)	54,547	(120,433)	(865,482)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 241

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

$10,616	$3,919	$(42,233)	$(14,259)	$(99,576)	$59,810
89,618	(829,934)	(660,934)	(706,945)	764,862	(12,176,859)

(165,131)	96,198	194,769	205,596	70,907	1,471,871

(64,897)	(729,817)	(508,398)	(515,608)	736,193	(10,645,178)

(13,408)	(16,446)	—	—	—	(174,589)
—	(3,051)	—	—	—	(12,936)

(13,408)	(19,497)	—	—	—	(187,525)

(2,768,632)	5,512,892	662,072	1,429,495	(2,008,818)	7,966,143

(2,846,937)	4,763,578	153,674	913,887	(1,272,625)	(2,866,560)

5,992,975	1,229,397	2,313,484	1,399,597	11,870,428	14,736,988

$3,146,038	$5,992,975	$2,467,158	$2,313,484	$10,597,803	$11,870,428

$(1,181)	$(182)	$(37,923)	$(12,813)	$(124,530)	$(77,368)

$50,828,198	$38,239,671	$37,257,950	$14,045,066	$53,461,796	$86,408,023
13,397	13,560	—	—	—	166,721
(54,109,044)	(32,966,123)	(36,626,419)	(12,449,776)	(54,798,315)	(79,449,659)

4,151,675	5,199,222	6,643,463	3,172,519	4,206,573	7,064,005
—	3,051	—	—	—	12,658
(3,652,858)	(4,976,489)	(6,612,922)	(3,338,314)	(4,878,872)	(6,235,605)

$(2,768,632)	$5,512,892	$662,072	$1,429,495	$(2,008,818)	$7,966,143

1,598,637	1,347,099	1,582,278	783,406	7,245,842	14,169,289
423	577	—	—	—	27,376
(1,739,130)	(1,163,332)	(1,611,016)	(703,535)	(7,631,965)	(13,260,371)

133,865	179,362	293,945	217,369	600,232	1,168,458
—	131	—	—	—	2,198
(117,061)	(179,375)	(288,422)	(225,352)	(724,675)	(1,066,118)

(123,266)	184,462	(23,215)	71,888	(510,566)	1,040,832

See accompanying notes to the financial statements.

242 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector ProFund		Industrials UltraSector ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(44,160)	$10,234	$(31,160)	$2,926
Net realized gains (losses) on investments	412,464	(1,038,129)	(298,451)	(487,317)
Change in net unrealized appreciation/depreciation
on investments	(178,255)	(892,079)	414,924	(2,316)

Change in net assets resulting from operations	190,049	(1,919,974)	85,313	(486,707)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(56,767)	—	(5,957)
Service Class	—	(767)	—	(3,330)

Change in net assets resulting from distributions	—	(57,534)	—	(9,287)

Change in net assets resulting from capital transactions	(4,529,712)	(1,953,374)	1,746,062	502,871

Change in net assets	(4,339,663)	(3,930,882)	1,831,375	6,877
NET ASSETS:
Beginning of period	7,785,451	11,716,333	3,193,449	3,186,572

End of period	$3,445,788	$7,785,451	$5,024,824	$3,193,449

Accumulated net investment income (loss)	$(31,525)	$(24,440)	$(26,352)	$(1,696)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$44,744,250	$60,979,671	$48,518,277	$15,065,972
Dividends reinvested	—	53,856	—	5,865
Value of shares redeemed	(47,356,099)	(63,606,168)	(48,477,215)	(14,752,773)
Service Class
Proceeds from shares issued	3,289,580	10,202,496	8,023,566	3,006,219
Dividends reinvested	—	622	—	3,309
Value of shares redeemed	(5,207,443)	(9,583,851)	(6,318,566)	(2,825,721)

Change in net assets resulting from capital transactions	$(4,529,712)	$(1,953,374)	$1,746,062	$502,871

SHARE TRANSACTIONS:
Investor Class
Issued	3,355,561	4,718,116	1,761,055	768,500
Reinvested	—	5,154	—	310
Redeemed	(3,605,678)	(4,852,136)	(1,797,346)	(710,980)
Service Class
Issued	262,246	912,526	295,509	153,459
Reinvested	—	63	—	179
Redeemed	(410,187)	(894,120)	(229,592)	(139,052)

Change in shares	(398,058)	(110,397)	29,626	72,416

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 243

Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

$(404,628)	$(129,575)	$(68,244)	$(49,255)	$(152,431)	$(86,988)
3,621,336	(72,343)	(1,957,462)	(2,936,936)	3,444,088	(22,072,366)

627,487	(143,077)	549,487	(640,791)	(2,682,759)	(39,500,469)

3,844,195	(344,995)	(1,476,219)	(3,626,982)	608,898	(61,659,823)

—	—	—	—	—	(8,738)
—	—	—	—	—	—

—	—	—	—	—	(8,738)

(8,908,427)	9,913,986	2,209,044	725,688	(13,128,754)	(21,318,723)

(5,064,232)	9,568,991	732,825	(2,901,294)	(12,519,856)	(82,987,284)

17,622,819	8,053,828	3,172,213	6,073,507	51,822,377	134,809,661

$12,558,587	$17,622,819	$3,905,038	$3,172,213	$39,302,521	$51,822,377

$(324,171)	$(154,083)	$(75,430)	$(62,475)	$(119,681)	$(115,608)

$142,921,002	$78,362,007	$73,698,873	$60,014,619	$135,395,742	$178,818,052
—	—	—	—	—	8,484
(150,080,361)	(69,747,635)	(71,454,000)	(59,469,303)	(147,204,342)	(197,068,233)

5,671,134	4,220,741	8,414,246	6,387,565	7,869,768	19,491,764
—	—	—	—	—	—
(7,420,202)	(2,921,127)	(8,450,075)	(6,207,193)	(9,189,922)	(22,568,790)

$(8,908,427)	$9,913,986	$2,209,044	$725,688	$(13,128,754)	$(21,318,723)

1,916,519	1,542,505	36,236,687	24,476,690	4,611,349	6,274,500
—	—	—	—	—	334
(2,034,541)	(1,383,349)	(36,096,121)	(23,738,498)	(5,063,544)	(6,811,680)
80,297	93,127	4,283,286	2,823,456	295,796	782,953
—	—	—	—	—	—
(105,590)	(65,102)	(4,306,001)	(2,782,536)	(344,273)	(867,054)

(143,315)	187,181	117,851	779,112	(500,672)	(620,947)

See accompanying notes to the financial statements.

244 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil Equipment, Services &		Pharmaceuticals UltraSector
	Distribution UltraSector ProFund		ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

FROM INVESTMENT ACITIVITES:
OPERATIONS:
Net investment income (loss)	$(192,334)	$(137,686)	$21,187	$19,242
Net realized gains (losses) on investments	442,328	(19,152,162)	541,772	(882,354)
Change in net unrealized appreciation/depreciation
on investments	1,139,121	(4,768,118)	(159,955)	(76,161)

Change in net assets resulting from operations	1,389,115	(24,057,966)	403,004	(939,273)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(2,513)	(57,279)
Service Class	—	—	—	(5,934)

Change in net assets resulting from distributions	—	—	(2,513)	(63,213)

Change in net assets resulting from capital transactions	(5,459,318)	(3,651,555)	(6,182,370)	3,804,773

Change in net assets	(4,070,203)	(27,709,521)	(5,781,879)	2,802,287
NET ASSETS:
Beginning of period	18,115,980	45,825,501	7,698,348	4,896,061

End of period	$14,045,777	$18,115,980	$1,916,469	$7,698,348

Accumulated net investment income (loss)	$(123,211)	$(105,110)	$61,958	$40,985

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$157,041,944	$113,299,857	$41,320,700	$29,121,479
Dividends reinvested	—	—	2,448	50,021
Value of shares redeemed	(161,880,372)	(118,576,001)	(47,553,715)	(25,403,076)
Service Class
Proceeds from shares issued	18,047,468	16,626,616	2,409,588	5,021,081
Dividends reinvested	—	—	—	5,426
Value of shares redeemed	(18,668,358)	(15,002,027)	(2,361,391)	(4,990,158)

Change in net assets resulting from capital transactions	$(5,459,318)	$(3,651,555)	$(6,182,370)	$3,804,773

SHARE TRANSACTIONS:
Investor Class
Issued	10,065,930	8,818,975	5,000,361	4,395,917
Reinvested	—	—	283	7,455
Redeemed	(10,396,353)	(8,589,515)	(5,861,432)	(3,864,317)
Service Class
Issued	1,156,814	1,212,189	299,071	791,065
Reinvested	—	—	—	837
Redeemed	(1,229,196)	(1,113,715)	(299,433)	(817,486)

Change in shares	(402,805)	327,934	(861,150)	513,471

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 245

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

$(1,211,500)	$(874,601)	$174,668	$68,926	$(74,771)	$(12,445)
14,110,062	(63,948,151)	1,161,333	(10,404,364)	628,875	(578,819)

(1,060,347)	6,898,846	2,985,437	(448,556)	(755,513)	(362,351)

11,838,215	(57,923,906)	4,321,438	(10,783,994)	(201,409)	(953,615)

—	(785,198)	(76,370)	(188,047)	—	(10,188)
—	—	—	—	—	—

—	(785,198)	(76,370)	(188,047)	—	(10,188)

(17,268,094)	(20,669,989)	15,516,146	(2,303,689)	(3,025,927)	7,553,774

(5,429,879)	(79,379,093)	19,761,214	(13,275,730)	(3,227,336)	6,589,971

67,398,179	146,777,272	7,297,779	20,573,509	16,015,456	9,425,485

$61,968,300	$67,398,179	$27,058,993	$7,297,779	$12,788,120	$16,015,456

$(910,205)	$(936,547)	$102,074	$(128,445)	$(73,469)	$(25,873)

$516,430,447	$611,488,511	$192,067,173	$147,826,500	$140,810,351	$61,173,385
—	753,437	74,769	175,684	—	9,323
(534,430,463)	(605,197,735)	(179,151,426)	(150,174,995)	(143,304,520)	(54,318,877)

58,785,914	74,250,172	37,510,940	23,351,150	6,485,411	6,938,693
—	—	—	—	—	—
(58,053,992)	(101,964,374)	(34,985,310)	(23,482,028)	(7,017,169)	(6,248,750)

$(17,268,094)	$(20,669,989)	$15,516,146	$(2,303,689)	$(3,025,927)	$7,553,774

16,290,106	27,156,229	12,184,164	13,985,375	11,604,755	7,618,620
—	35,674	4,368	14,555	—	1,549
(16,883,601)	(27,289,166)	(11,542,207)	(13,964,347)	(11,955,150)	(6,902,680)

1,938,743	3,409,195	2,275,211	1,776,232	586,060	918,855
—	—	—	—	—	—
(1,906,226)	(4,191,403)	(2,146,005)	(1,760,176)	(653,403)	(840,751)

(560,978)	(879,471)	775,531	51,639	(417,738)	795,593

See accompanying notes to the financial statements.

246 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(160,142)	$(74,779)	$86,936	$56,566
Net realized gains (losses) on investments	217,639	(993,238)	(190,163)	(1,259,902)
Change in net unrealized appreciation/depreciation
on investments	444,155	76,699	52,147	(103,682)

Change in net assets resulting from operations	501,652	(991,318)	(51,080)	(1,307,018)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(55,280)	(69,363)
Service Class	—	—	(3,186)	—

Change in net assets resulting from distributions	—	—	(58,466)	(69,363)

Change in net assets resulting from capital transactions	(4,119,134)	6,676,902	672,346	(1,090,303)

Change in net assets	(3,617,482)	5,685,584	562,800	(2,466,684)
NET ASSETS:
Beginning of period	13,792,750	8,107,166	1,910,346	4,377,030

End of period	$10,175,268	$13,792,750	$2,473,146	$1,910,346

Accumulated net investment income (loss)	$(135,590)	$(74,004)	$2,710	$(25,760)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$59,637,423	$47,880,240	$46,717,157	$28,057,008
Dividends reinvested	—	—	53,752	66,592
Value of shares redeemed	(64,446,831)	(42,270,323)	(46,608,793)	(29,327,400)
Service Class
Proceeds from shares issued	9,115,375	13,382,424	2,804,467	2,266,889
Dividends reinvested	—	—	2,666	—
Value of shares redeemed	(8,425,101)	(12,315,439)	(2,296,903)	(2,153,392)

Change in net assets resulting from capital transactions	$(4,119,134)	$6,676,902	$672,346	$(1,090,303)

SHARE TRANSACTIONS:
Investor Class
Issued	2,370,345	2,698,155	4,378,580	2,633,329
Reinvested	—	—	4,521	6,294
Redeemed	(2,640,495)	(2,413,891)	(4,385,750)	(2,757,079)
Service Class
Issued	399,865	872,663	271,732	223,008
Reinvested	—	—	234	—
Redeemed	(378,116)	(801,938)	(227,375)	(222,494)

Change in shares	(248,401)	354,989	41,942	(116,942)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 247

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

$98,032	$168,553	$(219,819)	$(78,403)	$(206,790)	$(129,699)
1,004,372	(6,044,158)	(4,525,022)	5,889,176	(3,070,450)	1,517,809
(253,900)	(4,469,545)	(217,158)	402,158	67,527	(1,633,978)

848,504	(10,345,150)	(4,961,999)	6,212,931	(3,209,713)	(245,868)

(111,292)	(290,006)	—	(193,108)	—	(96,394)
—	(13,227)	—	(10,920)	—	—

(111,292)	(303,233)	—	(204,028)	—	(96,394)

7,295,734	(11,157,624)	97,774,948	(31,059,897)	18,337,237	(23,890,489)

8,032,946	(21,806,007)	92,812,949	(25,050,994)	15,127,524	(24,232,751)
10,412,301	32,218,308	6,227,323	31,278,317	8,218,346	32,451,097

$18,445,247	$10,412,301	$99,040,272	$6,227,323	$23,345,870	$8,218,346

$2,922	$16,182	$(197,348)	$(69,319)	$(162,705)	$(117,055)

$114,333,640	$85,158,072	$175,324,586	$168,554,954	$172,117,024	$240,014,532
110,362	276,891	—	160,396	—	81,275
(107,810,782)	(95,765,004)	(77,583,896)	(197,291,216)	(153,504,927)	(264,021,763)
5,045,896	9,265,411	6,446,471	6,717,212	9,473,601	14,988,933
—	8,710	—	7,846	—	—
(4,383,382)	(10,101,704)	(6,412,213)	(9,209,089)	(9,748,461)	(14,953,466)

$7,295,734	$(11,157,624)	$97,774,948	$(31,059,897)	$18,337,237	$(23,890,489)

7,103,956	5,302,526	12,863,957	9,386,852	19,843,895	14,841,772
6,357	18,991	—	8,951	—	5,121
(6,737,822)	(5,892,657)	(5,789,432)	(10,665,304)	(17,614,870)	(15,858,545)
318,951	672,653	456,047	350,539	995,802	788,718
—	621	—	420	—	—
(277,988)	(739,078)	(457,594)	(500,288)	(1,031,823)	(768,577)

413,454	(636,944)	7,072,978	(1,418,830)	2,193,004	(991,511)

See accompanying notes to the financial statements.

248 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Real Estate ProFund		U.S. Government Plus ProFund

	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(471,165)	$(439,402)	$292,945	$1,292,119
Net realized gains (losses) on investments	(26,349,733)	(7,515,547)	8,875,105	(2,310,154)
Change in net unrealized appreciation/depreciation
on investments	1,042,723	1,491,168	(1,009,284)	1,055,272

Change in net assets resulting from operations	(25,778,175)	(6,463,781)	8,158,766	37,237

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(365,826)	(1,211,232)
Service Class	—	—	(43,602)	(11,558)
Class A	—	—	(26)	(162)
Net realized gains on investments
Investor Class	(30,733)	(2,031,774)	—	—
Service Class	(1,719)	(116,264)	—	—

Change in net assets resulting from distributions	(32,452)	(2,148,038)	(409,454)	(1,222,952)

Change in net assets resulting from capital transactions	16,121,574	(46,879,558)	12,805,776	12,326,116

Change in net assets	(9,689,053)	(55,491,377)	20,555,088	11,140,401
NET ASSETS:
Beginning of period	29,146,964	84,638,341	33,032,469	21,892,068

End of period	$19,457,911	$29,146,964	$53,587,557	$33,032,469

Accumulated net investment income (loss)	$(348,922)	$(434,250)	$5,325	$100,069

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$267,737,072	$245,062,100	$1,379,493,519	$1,494,566,312
Dividends reinvested	27,671	1,768,533	343,586	1,198,806
Value of shares redeemed	(251,289,989)	(289,705,268)	(1,373,109,633)	(1,478,967,752)
Service Class
Proceeds from shares issued	4,640,719	16,728,204	755,249,665	119,460,366
Dividends reinvested	964	72,087	43,593	10,946
Value of shares redeemed	(4,994,863)	(20,805,214)	(749,165,813)	(123,901,156)
Class A
Proceeds from shares issued	—	—	7,312	84,396
Dividends reinvested	—	—	24	162
Value of shares redeemed	—	—	(56,477)	(125,964)

Change in net assets resulting from capital transactions	$16,121,574	$(46,879,558)	$12,805,776	$12,326,116

SHARE TRANSACTIONS:
Investor Class
Issued	24,119,199	11,148,811	41,811,158	44,276,395
Reinvested	2,112	69,958	10,409	35,364
Redeemed	(23,799,570)	(12,477,286)	(41,505,295)	(43,944,462)
Service Class
Issued	424,368	721,015	23,170,659	3,256,804
Reinvested	75	2,882	1,362	306
Redeemed	(469,018)	(896,922)	(22,983,692)	(3,329,390)
Class A
Issued	—	—	223	2,389
Reinvested	—	—	1	5
Redeemed	—	—	(1,784)	(3,654)

Change in shares	277,166	(1,431,542)	503,041	293,757

(a)Amount is less than 0.50 share.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 249

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund

Year Ended July 31, 2010	Year Ended July 31, 2009	Year Ended July 31, 2010	Year Ended July 31, 2009	Year Ended July 31, 2010	Year Ended July 31, 2009

$(1,082,929)	$(757,881)	$(3,660,706)	$(2,182,566)	$(1,218,625)	$(352,145)
(7,392,377)	(1,989,525)	(49,783,632)	(5,754,222)	6,269,777	(529,208)

34,373	(772,471)	9,082,351	(10,130,454)	(74,349)	(295,994)

(8,440,933)	(3,519,877)	(44,361,987)	(18,067,242)	4,976,803	(1,177,347)

—	(45,337)	—	(785,626)	—	—
—	—	—	—	—	—
—	(4)	—	(63)	—	—

—	—	—	—	(86,567)	(5,370)
—	—	—	—	(18,389)	(854)

—	(45,341)	—	(785,689)	(104,956)	(6,224)

8,796,802	26,031,806	41,294,924	47,597,504	5,272,260	(8,608,935)

355,869	22,466,588	(3,067,063)	28,744,573	10,144,107	(9,792,506)

63,500,927	41,034,339	215,118,018	186,373,445	17,931,325	27,723,831

$63,856,796	$63,500,927	$212,050,955	$215,118,018	$28,075,432	$17,931,325

$(787,795)	$(714,412)	$(2,902,268)	$(2,244,401)	$(1,100,822)	$(373,960)

$192,476,794	$190,369,646	$1,355,576,278	$1,025,550,869	$467,681,154	$548,880,826
—	44,647	—	737,420	78,575	4,478
(186,957,361)	(158,735,202)	(1,317,810,534)	(978,027,146)	(458,662,145)	(554,878,624)

26,603,618	10,941,094	567,275,562	276,464,691	24,230,756	19,228,565
—	—	—	—	18,389	828
(23,326,066)	(16,585,930)	(563,746,382)	(277,091,938)	(28,074,469)	(21,845,008)

38,008	3,414,707	—	528,995	—	—
—	4	—	63	—	—
(38,191)	(3,417,160)	—	(565,450)	—	—

$8,796,802	$26,031,806	$41,294,924	$47,597,504	$5,272,260	$(8,608,935)

8,015,153	7,745,629	98,398,910	70,655,016	16,878,619	18,600,628
—	1,956	—	67,902	2,923	153
(7,823,907)	(6,443,082)	(95,794,252)	(66,450,547)	(16,379,693)	(18,892,676)

1,073,140	433,862	41,362,396	19,408,921	883,080	664,405
—	—	—	—	696	29
(960,931)	(634,065)	(41,306,765)	(19,273,583)	(1,028,375)	(750,514)

1,497	130,806	—	34,909	—	—
—	— (a)	—	6	—	—
(1,497)	(130,806)	—	(34,915)	—	—

303,455	1,104,300	2,660,289	4,407,709	357,250	(377,975)

See accompanying notes to the financial statements.

250 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Falling U.S. Dollar ProFund

	Year Ended July 31, 2010	Year Ended July 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(367,649)	$(420,986)
Net realized gains (losses) on investments	(193,690)	(3,080,802)
Change in net unrealized appreciation/depreciation on investments	(392,785)	577,636

Change in net assets resulting from operations	(954,124)	(2,924,152)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(2,017,717)
Service Class	—	(63,318)

Change in net assets resulting from distributions	—	(2,081,035)

Change in net assets resulting from capital transactions	(20,087,209)	11,483,488

Change in net assets	(21,041,333)	6,478,301
NET ASSETS:
Beginning of period	41,703,788	35,225,487

End of period	$20,662,455	$41,703,788

Accumulated net investment income (loss)	$(236,276)	$(396,848)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$78,523,221	$389,825,283
Dividends reinvested	—	1,852,877
Value of shares redeemed	(98,149,456)	(379,663,001)
Service Class
Proceeds from shares issued	5,816,698	9,751,240
Dividends reinvested	—	59,053
Value of shares redeemed	(6,277,672)	(10,341,964)

Change in net assets resulting from capital transactions	$(20,087,209)	$11,483,488

SHARE TRANSACTIONS:
Investor Class
Issued	2,925,477	14,306,905
Reinvested	—	69,552
Redeemed	(3,629,347)	(13,957,008)
Service Class
Issued	219,244	357,211
Reinvested	—	2,201
Redeemed	(240,152)	(381,269)

Change in shares	(724,778)	397,592

See accompanying notes to the financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Bull ProFund
Investor Class
Year Ended July 31, 2010	$44.65	(0.16)	5.47	5.31	—	—		—	—	$49.96	11.89%		1.70%	1.70%	(0.32)%	$44,547	225%
Year Ended July 31, 2009	$56.76	0.20	(12.25)	(12.05)	(0.06)	—	(d)	—	(0.06)	$44.65	(21.23)%		1.79%	1.79%	0.48%	$36,314	839%
Year Ended July 31, 2008	$65.57	0.41	(8.52)	(8.11)	(0.70)	—		—	(0.70)	$56.76	(12.51)%		1.59%	1.59%	0.67%	$37,092	690%
Year Ended July 31, 2007	$57.59	0.42	7.90	8.32	(0.34)	—		—	(0.34)	$65.57	14.47%		1.50%	1.50%	0.66%	$30,979	218%
January 1, 2006 through July 31, 2006	$56.33	0.16	1.10	1.26	—	—		—	—	$57.59	2.24	%(e)	1.47%	1.47%	0.47%	$62,320	252	%(e)
Year Ended December 31, 2005	$54.88	0.29	1.35	1.64	(0.19)	—		—	(0.19)	$56.33	2.98%		1.45%	1.45%	0.54%	$84,743	358%
Service Class
Year Ended July 31, 2010	$40.86	(0.61)	5.01	4.40	—	—		—	—	$45.26	10.77%		2.70%	2.70%	(1.32)%	$6,254	225%
Year Ended July 31, 2009	$52.37	(0.18)	(11.33)	(11.51)	—	—		—	—	$40.86	(21.98)%		2.79%	2.79%	(0.52)%	$9,650	839%
Year Ended July 31, 2008	$60.51	(0.17)	(7.94)	(8.11)	(0.03)	—		—	(0.03)	$52.37	(13.41)%		2.59%	2.59%	(0.33)%	$3,486	690%
Year Ended July 31, 2007	$53.40	(0.17)	7.28	7.11	—	—		—	—	$60.51	13.31%		2.50%	2.50%	(0.34)%	$6,344	218%
January 1, 2006 through July 31, 2006	$52.53	(0.16)	1.03	0.87	—	—		—	—	$53.40	1.66	%(e)	2.47%	2.47%	(0.53)%	$7,141	252	%(e)
Year Ended December 31, 2005	$51.54	(0.22)	1.21	0.99	—	—		—	—	$52.53	1.92%		2.45%	2.45%	(0.46)%	$22,680	358%
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2010	$33.01	(0.33)	7.02 (f)	6.69	—	—		—	—	$39.70	20.27%		1.78%	1.72%	(0.85)%	$19,031	365%
Year Ended July 31, 2009	$42.88	(0.21)	(9.66)	(9.87)	—	—		—	—	$33.01	(23.02)%		2.12%	1.65%	(0.69)%	$12,888	1,263%
Year Ended July 31, 2008	$47.04	0.09	(3.31)	(3.22)	(0.12)	—		(0.82)	(0.94)	$42.88	(6.96)%		1.90%	1.65%	0.21%	$10,660	857%
Year Ended July 31, 2007	$41.22	0.19	5.76	5.95	(0.13)	—		—	(0.13)	$47.04	14.44%		1.77%	1.77%	0.43%	$7,605	705%
January 1, 2006 through July 31, 2006	$41.24	0.14	(0.16)	(0.02)	—	—		—	—	$41.22	(0.05	)%(e)	1.54%	1.45%	0.56%	$8,770	349	%(e)
Year Ended December 31, 2005	$37.55	0.12	3.90	4.02	(0.05)	—		(0.28)	(0.33)	$41.24	10.69%		1.47%	1.47%	0.31%	$108,143	500%
Service Class
Year Ended July 31, 2010	$30.85	(0.69)	6.56 (f)	5.87	—	—		—	—	$36.72	19.03%		2.78%	2.72%	(1.85)%	$1,150	365%
Year Ended July 31, 2009	$40.51	(0.50)	(9.16)	(9.66)	—	—		—	—	$30.85	(23.85)%		3.12%	2.65%	(1.69)%	$1,010	1,263%
Year Ended July 31, 2008	$44.80	(0.34)	(3.13)	(3.47)	—	—		(0.82)	(0.82)	$40.51	(7.85)%		2.90%	2.65%	(0.79)%	$3,767	857%
Year Ended July 31, 2007	$39.54	(0.25)	5.51	5.26	—	—		—	—	$44.80	13.30%		2.77%	2.77%	(0.57)%	$1,017	705%
January 1, 2006 through July 31, 2006	$39.77	(0.10)	(0.13)	(0.23)	—	—		—	—	$39.54	(0.60	)%(e)	2.54%	2.45%	(0.44)%	$2,546	349	%(e)
Year Ended December 31, 2005	$36.56	(0.26)	3.75	3.49	—	—		(0.28)	(0.28)	$39.77	9.56%		2.47%	2.47%	(0.69)%	$9,582	500%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Small-Cap ProFund
Investor Class
Year Ended July 31, 2010	$30.99	(0.43)	5.78	(d)	5.35	—	—	—	$36.34	17.30%		1.79%	1.71%	(1.22)%	$22,591	282%
Year Ended July 31, 2009	$40.20	(0.18)	(9.02)		(9.20)	(0.01)	—	(0.01)	$30.99	(22.92)%		1.82%	1.59%	(0.56)%	$17,310	351%
Year Ended July 31, 2008	$44.11	0.24	(3.56)		(3.32)	(0.02)	(0.57)	(0.59)	$40.20	(7.59)%		1.81%	1.63%	0.57%	$135,463	445%
Year Ended July 31, 2007	$40.66	0.54	3.33		3.87	(0.10)	(0.32)	(0.42)	$44.11	9.49%		1.62%	1.62%	1.21%	$13,195	275%
January 1, 2006 through July 31, 2006	$39.00	0.17	1.49		1.66	—	—	—	$40.66	4.23	%(e)	1.38%	1.38%	0.69%	$17,100	63	%(e)
Year Ended December 31, 2005	$38.05	0.23	0.72		0.95	—	—	—	$39.00	2.52%		1.37%	1.37%	0.60%	$137,016	475%
Service Class
Year Ended July 31, 2010	$28.62	(0.75)	5.34	(d)	4.59	—	—	—	$33.21	16.00%		2.79%	2.71%	(2.22)%	$1,341	282%
Year Ended July 31, 2009	$37.47	(0.44)	(8.41)		(8.85)	—	—	—	$28.62	(23.62)%		2.82%	2.59%	(1.56)%	$1,162	351%
Year Ended July 31, 2008	$41.55	(0.16)	(3.35)		(3.51)	—	(0.57)	(0.57)	$37.47	(8.50)%		2.81%	2.63%	(0.43)%	$2,067	445%
Year Ended July 31, 2007	$38.60	0.11	3.16		3.27	—	(0.32)	(0.32)	$41.55	8.41%		2.62%	2.62%	0.21%	$2,722	275%
January 1, 2006 through July 31, 2006	$37.25	(0.07)	1.42		1.35	—	—	—	$38.60	3.62	%(e)	2.38%	2.38%	(0.31)%	$5,310	63	%(e)
Year Ended December 31, 2005	$36.68	(0.13)	0.70		0.57	—	—	—	$37.25	1.55%		2.37%	2.37%	(0.40)%	$19,581	475%
NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2010	$57.39	(0.72)	9.18		8.46	—	(1.19)	(1.19)	$64.66	14.74%		1.61%	1.61%	(1.16)%	$42,087	226%
Year Ended July 31, 2009	$67.03	(0.49)	(9.04	)(d)	(9.53)	(0.11)	—	(0.11)	$57.39	(14.17)%		1.63%	1.63%	(0.98)%	$132,788	758%
Year Ended July 31, 2008	$71.65	(0.62)	(2.75)		(3.37)	—	(1.25)	(1.25)	$67.03	(4.87)%		1.53%	1.53%	(0.83)%	$35,449	792%
Year Ended July 31, 2007	$57.17	(0.31)	15.58		15.27	—	(0.79)	(0.79)	$71.65	26.84%		1.49%	1.49%	(0.47)%	$83,156	632%
January 1, 2006 through July 31, 2006	$62.70	(0.30)	(5.23)		(5.53)	—	—	—	$57.17	(8.82	)%(e)	1.44%	1.44%	(0.83)%	$16,800	364	%(e)
Year Ended December 31, 2005	$62.52	(0.46)	0.82		0.36	(0.18)	—	(0.18)	$62.70	0.57%		1.40%	1.40%	(0.76)%	$47,767	671%
Service Class
Year Ended July 31, 2010	$52.61	(1.31)	8.48		7.17	—	(1.19)	(1.19)	$58.59	13.63%		2.61%	2.61%	(2.16)%	$4,981	226%
Year Ended July 31, 2009	$61.96	(0.96)	(8.39	)(d)	(9.35)	—	—	—	$52.61	(15.09)%		2.63%	2.63%	(1.98)%	$6,488	758%
Year Ended July 31, 2008	$66.98	(1.28)	(2.49)		(3.77)	—	(1.25)	(1.25)	$61.96	(5.81)%		2.53%	2.53%	(1.83)%	$4,937	792%
Year Ended July 31, 2007	$54.01	(0.94)	14.70		13.76	—	(0.79)	(0.79)	$66.98	25.60%		2.49%	2.49%	(1.47)%	$2,912	632%
January 1, 2006 through July 31, 2006	$59.58	(0.65)	(4.92)		(5.57)	—	—	—	$54.01	(9.35	)%(e)	2.44%	2.44%	(1.83)%	$1,490	364	%(e)
Year Ended December 31, 2005	$59.89	(1.04)	0.73		(0.31)	—	—	—	$59.58	(0.52)%		2.40%	2.40%	(1.76)%	$12,384	671%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2010	$29.69	0.20	3.45		3.65	(0.30)	—	(0.30)	$33.04	12.28%		2.23%	1.71%	0.61%	$13,096	1,214%
Year Ended July 31, 2009	$40.45	0.50	(10.77	)(d)	(10.27)	(0.49)	—	(0.49)	$29.69	(25.30)%		1.88%	1.79%	1.77%	$5,142	919%
Year Ended July 31, 2008	$54.91	0.49	(9.27)		(8.78)	(0.13)	(5.55)	(5.68)	$40.45	(17.59)%		1.75%	1.75%	1.02%	$10,916	596%
Year Ended July 31, 2007	$48.46	0.51	6.17		6.68	(0.23)	—	(0.23)	$54.91	13.79%		1.52%	1.52%	0.96%	$14,369	267%
January 1, 2006 through July 31, 2006	$45.51	0.20	2.75		2.95	—	—	—	$48.46	6.46	%(e)	1.47%	1.47%	0.72%	$167,346	270	%(e)
Year Ended December 31, 2005	$44.14	0.28	1.31		1.59	(0.22)	—	(0.22)	$45.51	3.61%		1.57%	1.57%	0.65%	$33,121	644%
Service Class
Year Ended July 31, 2010	$28.41	(0.12)	3.29		3.17	(0.07)	—	(0.07)	$31.51	11.14%		3.23%	2.71%	(0.39)%	$1,157	1,214%
Year Ended July 31, 2009	$38.61	0.23	(10.29	)(d)	(10.06)	(0.14)	—	(0.14)	$28.41	(26.04)%		2.88%	2.79%	0.77%	$2,390	919%
Year Ended July 31, 2008	$53.03	0.02	(8.89)		(8.87)	—	(5.55)	(5.55)	$38.61	(18.40)%		2.75%	2.75%	0.02%	$3,381	596%
Year Ended July 31, 2007	$47.07	(0.01)	5.97		5.96	—	—	—	$53.03	12.66%		2.52%	2.52%	(0.04)%	$5,124	267%
January 1, 2006 through July 31, 2006	$44.46	(0.07)	2.68		2.61	—	—	—	$47.07	5.85	%(e)	2.47%	2.47%	(0.28)%	$13,777	270	%(e)
Year Ended December 31, 2005	$43.35	(0.15)	1.26		1.11	—	—	—	$44.46	2.58%		2.57%	2.57%	(0.35)%	$3,977	644%
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2010	$30.91	(0.07)	3.30		3.23	—	—	—	$34.14	10.45%		1.99%	1.85%	(0.20)%	$5,344	460%
Year Ended July 31, 2009	$37.89	(0.04)	(6.94)		(6.98)	—	—	—	$30.91	(18.42)%		1.95%	1.95%	(0.16)%	$22,507	483%
Year Ended July 31, 2008	$41.27	(0.13)	(3.25)		(3.38)	—	—	—	$37.89	(8.19)%		1.64%	1.64%	(0.32)%	$12,157	481%
Year Ended July 31, 2007	$37.44	(0.06)	5.37		5.31	—	(1.48)	(1.48)	$41.27	14.30%		1.58%	1.58%	(0.16)%	$99,531	625%
January 1, 2006 through July 31, 2006	$38.24	(0.15)	(0.65)		(0.80)	—	—	—	$37.44	(2.09	)%(e)	1.97%	1.95%	(0.69)%	$10,717	342	%(e)
Year Ended December 31, 2005	$37.62	(0.02)	0.64		0.62	—	—	—	$38.24	1.65%		1.55%	1.55%	(0.04)%	$12,975	1,287%
Service Class
Year Ended July 31, 2010	$28.95	(0.39)	3.09		2.70	—	—	—	$31.65	9.36%		2.99%	2.85%	(1.20)%	$3,220	460%
Year Ended July 31, 2009	$35.84	(0.32)	(6.57)		(6.89)	—	—	—	$28.95	(19.22)%		2.95%	2.95%	(1.16)%	$3,080	483%
Year Ended July 31, 2008	$39.44	(0.52)	(3.08)		(3.60)	—	—	—	$35.84	(9.13)%		2.64%	2.64%	(1.32)%	$5,542	481%
Year Ended July 31, 2007	$36.17	(0.46)	5.21		4.75	—	(1.48)	(1.48)	$39.44	13.23%		2.58%	2.58%	(1.16)%	$8,827	625%
January 1, 2006 through July 31, 2006	$37.14	(0.37)	(0.60)		(0.97)	—	—	—	$36.17	(2.61	)%(e)	2.97%	2.95%	(1.69)%	$2,271	342	%(e)
Year Ended December 31, 2005	$36.90	(0.38)	0.62		0.24	—	—	—	$37.14	0.65%		2.55%	2.55%	(1.04)%	$8,439	1,287%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

256 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2010	$31.67	0.06	6.28	6.34	(0.42)	—	(0.42)	$37.59	20.03%		1.93%	1.70%	0.17%	$14,273	849%
Year Ended July 31, 2009	$40.93	0.23	(9.49)	(9.26)	—	—	—	$31.67	(22.62)%		1.91%	1.80%	0.78%	$6,832	722%
Year Ended July 31, 2008	$47.54	0.03	(5.19)	(5.16)	— (d)	(1.45)	(1.45)	$40.93	(11.07)%		1.80%	1.78%	0.06%	$20,465	903%
Year Ended July 31, 2007	$42.42	0.19	5.32	5.51	(0.07)	(0.32)	(0.39)	$47.54	13.01%		1.50%	1.50%	0.41%	$7,060	445%
January 1, 2006 through July 31, 2006	$40.98	0.08	1.36	1.44	—	—	—	$42.42	3.51	%(e)	1.52%	1.52%	0.32%	$13,469	247	%(e)
Year Ended December 31, 2005	$38.92	0.08	3.66	3.74	(0.05)	(1.63)	(1.68)	$40.98	9.58%		1.50%	1.50%	0.19%	$32,204	520%
Service Class
Year Ended July 31, 2010	$29.30	(0.27)	5.77	5.50	(0.15)	—	(0.15)	$34.65	18.83%		2.93%	2.70%	(0.83)%	$1,118	849%
Year Ended July 31, 2009	$38.25	(0.05)	(8.90)	(8.95)	—	—	—	$29.30	(23.40)%		2.91%	2.80%	(0.22)%	$1,804	722%
Year Ended July 31, 2008	$44.98	(0.38)	(4.90)	(5.28)	—	(1.45)	(1.45)	$38.25	(11.97)%		2.80%	2.78%	(0.94)%	$3,280	903%
Year Ended July 31, 2007	$40.49	(0.25)	5.06	4.81	—	(0.32)	(0.32)	$44.98	11.87%		2.50%	2.50%	(0.59)%	$3,473	445%
January 1, 2006 through July 31, 2006	$39.33	(0.16)	1.32	1.16	—	—	—	$40.49	2.95	%(e)	2.52%	2.52%	(0.68)%	$9,112	247	%(e)
Year Ended December 31, 2005	$37.72	(0.31)	3.55	3.24	—	(1.63)	(1.63)	$39.33	8.56%		2.50%	2.50%	(0.81)%	$5,021	520%
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2010	$29.72	(0.33)	6.47	6.14	—	—	—	$35.86	20.66%		1.94%	1.86%	(0.98)%	$6,858	629%
Year Ended July 31, 2009	$37.81	(0.26)	(7.83)	(8.09)	—	—	—	$29.72	(21.40)%		1.71%	1.71%	(0.98)%	$15,656	743%
Year Ended July 31, 2008	$42.26	(0.46)	(0.57)	(1.03)	—	(3.42)	(3.42)	$37.81	(2.80)%		1.74%	1.74%	(1.14)%	$30,265	1,331%
Year Ended July 31, 2007	$36.36	(0.23)	6.15	5.92	—	(0.02)	(0.02)	$42.26	16.28%		1.45%	1.45%	(0.55)%	$16,908	612%
January 1, 2006 through July 31, 2006	$37.47	(0.22)	(0.89)	(1.11)	—	—	—	$36.36	(2.96	)%(e)	1.53%	1.53%	(0.97)%	$3,330	384	%(e)
Year Ended December 31, 2005	$33.63	(0.25)	4.09	3.84	—	—	—	$37.47	11.42%		1.59%	1.59%	(0.71)%	$37,804	918%
Service Class
Year Ended July 31, 2010	$27.33	(0.64)	5.94	5.30	—	—	—	$32.63	19.43%		2.94%	2.86%	(1.98)%	$6,079	629%
Year Ended July 31, 2009	$35.10	(0.52)	(7.25)	(7.77)	—	—	—	$27.33	(22.14)%		2.71%	2.71%	(1.98)%	$4,486	743%
Year Ended July 31, 2008	$39.83	(0.84)	(0.47)	(1.31)	—	(3.42)	(3.42)	$35.10	(3.73)%		2.74%	2.74%	(2.14)%	$7,802	1,331%
Year Ended July 31, 2007	$34.61	(0.61)	5.85	5.24	—	(0.02)	(0.02)	$39.83	15.14%		2.45%	2.45%	(1.55)%	$8,550	612%
January 1, 2006 through July 31, 2006	$35.89	(0.43)	(0.85)	(1.28)	—	—	—	$34.61	(3.57	)%(e)	2.53%	2.53%	(1.97)%	$4,512	384	%(e)
Year Ended December 31, 2005	$32.54	(0.58)	3.93	3.35	—	—	—	$35.89	10.29%		2.59%	2.59%	(1.71)%	$14,950	918%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2010	$32.22	(0.12)	5.08	4.96	—	(0.03)	(0.03)	$37.15	15.39%		1.92%	1.71%	(0.33)%	$6,416	859%
Year Ended July 31, 2009	$40.92	0.20	(8.60)	(8.40)	(0.30)	—	(0.30)	$32.22	(20.45)%		1.83%	1.53%	0.56%	$20,762	841%
Year Ended July 31, 2008	$48.10	(0.04)	(6.09)	(6.13)	(0.01)	(1.04)	(1.05)	$40.92	(12.86)%		2.04%	1.49%	(0.09)%	$7,883	1,567%
Year Ended July 31, 2007	$43.28	0.06	4.76	4.82	—	—	—	$48.10	11.14%		1.73%	1.55%	0.12%	$3,663	865%
January 1, 2006 through July 31, 2006	$41.33	(0.02)	1.97	1.95	—	—	—	$43.28	4.69	%(d)	1.59%	1.58%	(0.06)%	$5,991	443	%(d)
Year Ended December 31, 2005	$39.85	(0.16)	1.64	1.48	—	—	—	$41.33	3.74%		1.59%	1.59%	(0.41)%	$15,112	761%
Service Class
Year Ended July 31, 2010	$29.99	(0.46)	4.73	4.27	—	(0.03)	(0.03)	$34.23	14.23%		2.92%	2.71%	(1.33)%	$713	859%
Year Ended July 31, 2009	$38.09	(0.10)	(8.00)	(8.10)	—	—	—	$29.99	(21.27)%		2.83%	2.53%	(0.44)%	$1,493	841%
Year Ended July 31, 2008	$45.32	(0.45)	(5.74)	(6.19)	—	(1.04)	(1.04)	$38.09	(13.80)%		3.04%	2.49%	(1.09)%	$1,452	1,567%
Year Ended July 31, 2007	$41.20	(0.40)	4.52	4.12	—	—	—	$45.32	10.00%		2.73%	2.55%	(0.88)%	$2,555	865%
January 1, 2006 through July 31, 2006	$39.57	(0.26)	1.89	1.63	—	—	—	$41.20	4.09	%(d)	2.59%	2.58%	(1.06)%	$7,470	443	%(d)
Year Ended December 31, 2005	$38.50	(0.54)	1.61	1.07	—	—	—	$39.57	2.81%		2.59%	2.59%	(1.41)%	$11,342	761%
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2010	$30.51	(0.33)	5.73 (e)	5.40	—	—	—	$35.91	17.70%		2.06%	1.71%	(0.99)%	$30,643	622%
Year Ended July 31, 2009	$39.16	(0.28)	(8.37)	(8.65)	—	—	—	$30.51	(22.09)%		2.12%	1.60%	(0.97)%	$11,346	1,070%
Year Ended July 31, 2008	$44.76	(0.40)	(2.39)	(2.79)	—	(2.81)	(2.81)	$39.16	(6.48)%		1.93%	1.49%	(0.95)%	$20,822	764%
Year Ended July 31, 2007	$39.36	(0.47)	5.87	5.40	—	—	—	$44.76	13.72%		1.62%	1.56%	(1.07)%	$8,130	732%
January 1, 2006 through July 31, 2006	$38.96	(0.30)	0.70	0.40	—	—	—	$39.36	1.00	%(d)	1.61%	1.61%	(1.24)%	$8,272	369	%(d)
Year Ended December 31, 2005	$36.28	(0.29)	2.97	2.68	—	—	—	$38.96	7.41%		1.55%	1.55%	(0.79)%	$20,799	628%
Service Class
Year Ended July 31, 2010	$28.19	(0.65)	5.29 (e)	4.64	—	—	—	$32.83	16.50%		3.06%	2.71%	(1.99)%	$2,873	622%
Year Ended July 31, 2009	$36.54	(0.55)	(7.80)	(8.35)	—	—	—	$28.19	(22.85)%		3.12%	2.60%	(1.97)%	$2,725	1,070%
Year Ended July 31, 2008	$42.36	(0.80)	(2.21)	(3.01)	—	(2.81)	(2.81)	$36.54	(7.41)%		2.93%	2.49%	(1.95)%	$4,677	764%
Year Ended July 31, 2007	$37.65	(0.88)	5.59	4.71	—	—	—	$42.36	12.51%		2.62%	2.56%	(2.07)%	$4,843	732%
January 1, 2006 through July 31, 2006	$37.49	(0.53)	0.69	0.16	—	—	—	$37.65	0.43	%(d)	2.61%	2.61%	(2.24)%	$3,022	369	%(d)
Year Ended December 31, 2005	$35.24	(0.65)	2.90	2.25	—	—	—	$37.49	6.38%		2.55%	2.55%	(1.79)%	$9,510	628%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

258 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Europe 30 ProFund
Investor Class
Year Ended July 31, 2010	$12.41	0.05	0.36 (d)	0.41	(0.15)	—		—	(0.15)	$12.67	3.22%		1.86%	1.75%	0.40%	$11,109	1,107%
Year Ended July 31, 2009	$17.36	0.27	(4.79)	(4.52)	(0.16)	—	(e)	(0.27)	(0.43)	$12.41	(25.49)%		2.03%	1.94%	2.32%	$8,034	2,221%
Year Ended July 31, 2008	$20.45	0.24	(1.83)	(1.59)	(1.50)	—		—	(1.50)	$17.36	(8.74)%		1.67%	1.66%	1.16%	$6,553	1,791%
Year Ended July 31, 2007	$17.21	0.24	3.00	3.24	— (e)	—		—	— (e)	$20.45	18.83%		1.37%	1.37%	1.23%	$18,757	968%
January 1, 2006 through July 31, 2006	$16.00	0.25	0.96	1.21	—	—		—	—	$17.21	7.56	%(f)	1.44%	1.43%	2.49%	$15,318	533	%(f)
Year Ended December 31, 2005	$14.88	0.06	1.07	1.13	(0.01)	—		—	(0.01)	$16.00	7.60%		1.51%	1.51%	0.38%	$49,583	800%
Service Class
Year Ended July 31, 2010	$12.69	(0.08)	0.35 (d)	0.27	(0.07)	—		—	(0.07)	$12.89	2.16%		2.86%	2.75%	(0.60)%	$1,610	1,107%
Year Ended July 31, 2009	$17.64	0.15	(4.83)	(4.68)	—	—		(0.27)	(0.27)	$12.69	(26.16)%		3.03%	2.94%	1.32%	$1,581	2,221%
Year Ended July 31, 2008	$20.56	0.04	(1.88)	(1.84)	(1.08)	—		—	(1.08)	$17.64	(9.66)%		2.67%	2.66%	0.16%	$1,666	1,791%
Year Ended July 31, 2007	$17.45	0.05	3.06	3.11	—	—		—	—	$20.56	17.82%		2.37%	2.37%	0.23%	$2,610	968%
January 1, 2006 through July 31, 2006	$16.32	0.15	0.98	1.13	—	—		—	—	$17.45	6.92	%(f)	2.44%	2.43%	1.49%	$2,190	533	%(f)
Year Ended December 31, 2005	$15.31	(0.09)	1.10	1.01	—	—		—	—	$16.32	6.60%		2.51%	2.51%	(0.62)%	$2,954	800%
UltraBull ProFund
Investor Class
Year Ended July 31, 2010	$25.59	(0.16)	5.58	5.42	—	—		—	—	$31.01	21.18%		1.65%	1.65%	(0.53)%	$97,062	741%
Year Ended July 31, 2009	$50.82	0.10	(25.16)	(25.06)	(0.16)	0.01		—	(0.17)	$25.59	(49.27)%		1.65%	1.65%	0.40%	$61,531	697%
Year Ended July 31, 2008	$72.29	0.56	(20.55)	(19.99)	(1.48)	—		—	(1.48)	$50.82	(28.23)%		1.50%	1.50%	0.87%	$94,384	350%
Year Ended July 31, 2007	$58.16	0.69	13.49	14.18	(0.05)	—		—	(0.05)	$72.29	24.38%		1.45%	1.45%	0.98%	$147,984	370%
January 1, 2006 through July 31, 2006	$57.26	0.25	0.65	0.90	—	—		—	—	$58.16	1.59	%(f)	1.45%	1.45%	0.73%	$147,570	418	%(f)
Year Ended December 31, 2005	$55.82	0.22	1.36	1.58	(0.14)	—		—	(0.14)	$57.26	2.84%		1.44%	1.44%	0.41%	$136,495	648%
Service Class
Year Ended July 31, 2010	$23.42	(0.44)	5.12	4.68	—	—		—	—	$28.10	19.98%		2.65%	2.65%	(1.53)%	$4,551	741%
Year Ended July 31, 2009	$46.70	(0.12)	(23.12)	(23.24)	(0.04)	—	(e)	—	(0.04)	$23.42	(49.77)%		2.65%	2.65%	(0.60)%	$5,752	697%
Year Ended July 31, 2008	$66.58	(0.04)	(19.03)	(19.07)	(0.81)	—		—	(0.81)	$46.70	(28.98)%		2.50%	2.50%	(0.13)%	$9,534	350%
Year Ended July 31, 2007	$54.03	0.04	12.51	12.55	—	—		—	—	$66.58	23.23%		2.45%	2.45%	(0.02)%	$11,082	370%
January 1, 2006 through July 31, 2006	$53.50	(0.07)	0.60	0.53	—	—		—	—	$54.03	1.01	%(f)	2.45%	2.45%	(0.27)%	$14,081	418	%(f)
Year Ended December 31, 2005	$52.55	(0.29)	1.24	0.95	—	—		—	—	$53.50	1.81%		2.44%	2.44%	(0.59)%	$25,129	648%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Amount is less than $0.005.
(f)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2010	$20.59	(0.22)	8.37	8.15	— (d)	— (d)	$28.74	39.60%		1.68%	1.68%	(0.76)%	$31,639	329%
Year Ended July 31, 2009	$42.88	(0.09)	(22.19)	(22.28)	(0.01)	(0.01)	$20.59	(51.97)%		1.76%	1.76%	(0.44)%	$28,094	469%
Year Ended July 31, 2008	$52.65	0.16	(9.54)	(9.38)	(0.39)	(0.39)	$42.88	(17.94)%		1.54%	1.54%	0.34%	$50,581	348%
Year Ended July 31, 2007	$42.52	0.33	10.18	10.51	(0.38)	(0.38)	$52.65	24.78%		1.46%	1.46%	0.63%	$84,108	334%
January 1, 2006 through July 31, 2006	$43.66	0.17	(1.31)	(1.14)	—	—	$42.52	(2.61	)%(e)	1.47%	1.47%	0.64%	$82,224	219	%(e)
Year Ended December 31, 2005	$36.84	0.06	6.76	6.82	— (d)	— (d)	$43.66	18.52%		1.49%	1.49%	0.16%	$122,419	402%
Service Class
Year Ended July 31, 2010	$19.09	(0.47)	7.76	7.29	—	—	$26.38	38.19%		2.68%	2.68%	(1.76)%	$2,535	329%
Year Ended July 31, 2009	$40.09	(0.27)	(20.73)	(21.00)	—	—	$19.09	(52.38)%		2.76%	2.76%	(1.44)%	$1,862	469%
Year Ended July 31, 2008	$49.36	(0.31)	(8.96)	(9.27)	—	—	$40.09	(18.76)%		2.54%	2.54%	(0.66)%	$4,747	348%
Year Ended July 31, 2007	$39.93	(0.17)	9.60	9.43	—	—	$49.36	23.59%		2.46%	2.46%	(0.37)%	$9,209	334%
January 1, 2006 through July 31, 2006	$41.26	(0.08)	(1.25)	(1.33)	—	—	$39.93	(3.20	)%(e)	2.47%	2.47%	(0.36)%	$4,886	219	%(e)
Year Ended December 31, 2005	$35.17	(0.31)	6.40	6.09	—	—	$41.26	17.29%		2.49%	2.49%	(0.84)%	$8,406	402%
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2010	$10.53	(0.16)	3.27	3.11	—	—	$13.64	29.53%		1.77%	1.76%	(1.23)%	$39,627	118%
Year Ended July 31, 2009	$23.26	(0.07)	(12.65)	(12.72)	(0.01)	(0.01)	$10.53	(54.70)%		1.80%	1.80%	(0.73)%	$26,338	203%
Year Ended July 31, 2008	$29.82	0.07	(6.61)	(6.54)	(0.02)	(0.02)	$23.26	(21.93)%		1.49%	1.49%	0.28%	$56,505	142%
Year Ended July 31, 2007	$26.21	0.24	3.42	3.66	(0.05)	(0.05)	$29.82	13.94%		1.42%	1.42%	0.78%	$124,568	182%
January 1, 2006 through July 31, 2006	$25.36	0.11	0.74	0.85	—	—	$26.21	3.35	%(e)	1.39%	1.39%	0.64%	$162,346	27	%(e)
Year Ended December 31, 2005	$25.46	0.14	(0.12)	0.02	(0.12)	(0.12)	$25.36	0.07%		1.41%	1.41%	0.60%	$147,564	481%
Service Class
Year Ended July 31, 2010	$9.64	(0.28)	3.00	2.72	—	—	$12.36	28.22%		2.77%	2.76%	(2.23)%	$1,939	118%
Year Ended July 31, 2009	$21.53	(0.17)	(11.72)	(11.89)	—	—	$9.64	(55.23)%		2.80%	2.80%	(1.73)%	$1,933	203%
Year Ended July 31, 2008	$27.88	(0.17)	(6.17)	(6.34)	—	—	$21.53	(22.75)%		2.49%	2.49%	(0.72)%	$3,355	142%
Year Ended July 31, 2007	$24.70	(0.05)	3.22	3.17	—	—	$27.87	12.83%		2.42%	2.42%	(0.22)%	$7,170	182%
January 1, 2006 through July 31, 2006	$24.05	(0.05)	0.70	0.65	—	—	$24.70	2.70	%(e)	2.39%	2.39%	(0.36)%	$9,110	27	%(e)
Year Ended December 31, 2005	$24.28	(0.09)	(0.14)	(0.23)	—	—	$24.05	(0.95)%		2.41%	2.41%	(0.40)%	$15,655	481%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

260 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Transactions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2010	$17.35	(0.09)	5.13	5.04	— (d)	—	— (d)	—		$22.39	29.07%		1.79%	1.75%	(0.42)%	$9,690	181%
Year Ended July 31, 2009	$31.25	0.05	(14.16)	(14.11)	(0.18)	—	(0.18)	0.39	(e)	$17.35	(43.87	)%(e)	1.84%	1.84%	0.33%	$13,891	230%
Year Ended July 31, 2008	$44.69	0.52	(13.65)	(13.13)	(0.15)	(0.16)	(0.31)	—		$31.25	(29.58)%		1.55%	1.55%	1.27%	$22,668	282%
Year Ended July 31, 2007	$33.43	0.60	10.93	11.53	(0.13)	(0.14)	(0.27)	—		$44.69	34.58%		1.47%	1.47%	1.45%	$39,544	525%
January 1, 2006 through July 31, 2006	$31.67	0.24	1.52	1.76	—	—	—	—		$33.43	5.56	%(f)	1.49%	1.49%	1.26%	$20,403	995	%(f)
Year Ended December 31, 2005	$33.00	0.32	(1.36)	(1.04)	(0.29)	—	(0.29)	—		$31.67	(3.16)%		1.51%	1.51%	1.03%	$25,747	458%
Service Class
Year Ended July 31, 2010	$16.64	(0.30)	4.94	4.64	—	—	—	—		$21.28	27.88%		2.79%	2.75%	(1.42)%	$5,297	181%
Year Ended July 31, 2009	$29.98	(0.10)	(13.59)	(13.69)	(0.04)	—	(0.04)	0.39	(e)	$16.64	(44.37	)%(e)	2.84%	2.84%	(0.67)%	$2,295	230%
Year Ended July 31, 2008	$43.18	0.14	(13.18)	(13.04)	—	(0.16)	(0.16)	—		$29.98	(30.31)%		2.55%	2.55%	0.27%	$2,693	282%
Year Ended July 31, 2007	$32.52	0.21	10.59	10.80	—	(0.14)	(0.14)	—		$43.18	33.25%		2.47%	2.47%	0.45%	$3,475	525%
January 1, 2006 through July 31, 2006	$31.01	0.06	1.45	1.51	—	—	—	—		$32.52	4.90	%(f)	2.49%	2.49%	0.26%	$4,794	995	%(f)
Year Ended December 31, 2005	$32.37	0.01	(1.32)	(1.31)	(0.05)	—	(0.05)	—		$31.01	(4.08)%		2.51%	2.51%	0.03%	$6,498	458%
UltraNASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2010	$14.84	(0.20)	4.51	4.31	—	—	—	—		$19.15	29.04%		1.62%	1.62%	(1.09)%	$114,365	31%
Year Ended July 31, 2009	$24.40	(0.12)	(9.44)	(9.56)	—	—	—	—		$14.84	(39.18)%		1.61%	1.61%	(0.99)%	$104,317	338%
Year Ended July 31, 2008	$29.66	(0.14)	(5.12)	(5.26)	—	—	—	—		$24.40	(17.73)%		1.46%	1.46%	(0.48)%	$181,556	291%
Year Ended July 31, 2007	$19.59	(0.08)	10.15	10.07	—	—	—	—		$29.66	51.40%		1.40%	1.40%	(0.30)%	$248,250	156%
January 1, 2006 through July 31, 2006	$24.44	(0.07)	(4.78)	(4.85)	—	—	—	—		$19.59	(19.84	)%(f)	1.37%	1.37%	(0.51)%	$254,137	131	%(f)
Year Ended December 31, 2005	$25.20	(0.11)	(0.65)	(0.76)	—	—	—	—		$24.44	(3.02)%		1.38%	1.38%	(0.47)%	$370,835	157%
Service Class
Year Ended July 31, 2010	$13.40	(0.37)	4.11	3.74	—	—	—	—		$17.14	27.91%		2.62%	2.62%	(2.09)%	$8,268	31%
Year Ended July 31, 2009	$22.28	(0.24)	(8.64)	(8.88)	—	—	—	—		$13.40	(39.86)%		2.61%	2.61%	(1.99)%	$5,274	338%
Year Ended July 31, 2008	$27.34	(0.40)	(4.66)	(5.06)	—	—	—	—		$22.28	(18.51)%		2.46%	2.46%	(1.48)%	$10,493	291%
Year Ended July 31, 2007	$18.24	(0.32)	9.42	9.10	—	—	—	—		$27.34	49.89%		2.40%	2.40%	(1.30)%	$14,774	156%
January 1, 2006 through July 31, 2006	$22.88	(0.20)	(4.44)	(4.64)	—	—	—	—		$18.24	(20.28	)%(f)	2.37%	2.37%	(1.51)%	$21,779	131	%(f)
Year Ended December 31, 2005	$23.83	(0.32)	(0.63)	(0.95)	—	—	—	—		$22.88	(3.99)%		2.38%	2.38%	(1.47)%	$33,407	157%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)

The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $0.39 to the net asset value and 2.26% to the total return. Without this contribution, the net asset value and total return would have been lower.

(f)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 261

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Transactions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraInternational ProFund
Investor Class
Year Ended July 31, 2010	$11.14	(0.21)	0.28 (d)	0.07	—	—	—	—		$11.21	0.63%		1.87%	1.73%	(1.66)%	$10,496	—
Year Ended July 31, 2009	$25.09	(0.12)	(13.81)	(13.93)	(0.09)	—	(0.09)	0.07	(e)	$11.14	(55.14	)%(e)	1.84%	1.84%	(1.29)%	$19,350	—
Year Ended July 31, 2008	$36.45	0.79	(11.86)	(11.07)	(0.29)	—	(0.29)	—		$25.09	(30.59)%		1.58%	1.58%	2.33%	$14,995	—
Year Ended July 31, 2007	$27.55	1.30	8.14	9.44	(0.32)	(0.22)	(0.54)	—		$36.45	34.38%		1.48%	1.48%	3.72%	$35,554	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.26	(2.71)	(2.45)	—	—	—	—		$27.55	(8.17	)%(g)	2.34%	1.93%	3.33%	$7,994	—
Service Class
Year Ended July 31, 2010	$11.00	(0.33)	0.29 (d)	(0.04)	—	—	—	—		$10.96	(0.36)%		2.87%	2.73%	(2.66)%	$1,245	—
Year Ended July 31, 2009	$24.77	(0.23)	(13.61)	(13.84)	—	—	—	0.07	(e)	$11.00	(55.59	)%(e)	2.84%	2.84%	(2.29)%	$2,355	—
Year Ended July 31, 2008	$36.06	0.45	(11.74)	(11.29)	—	—	—	—		$24.77	(31.31)%		2.58%	2.58%	1.33%	$5,049	—
Year Ended July 31, 2007	$27.47	0.95	8.11	9.06	(0.25)	(0.22)	(0.47)	—		$36.06	33.10%		2.48%	2.48%	2.72%	$6,007	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.18	(2.71)	(2.53)	—	—	—	—		$27.47	(8.43	)%(g)	3.34%	2.93%	2.33%	$1,149	—
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2010	$12.30	(0.04)	2.27	2.23	—	—	—	—		$14.53	18.13%		1.63%	1.63%	(0.24)%	$63,667	134%
Year Ended July 31, 2009	$29.73	0.05	(17.21)	(17.16)	(0.27)	—	(0.27)	—		$12.30	(57.03)%		1.61%	1.61%	0.48%	$88,047	50%
Year Ended July 31, 2008	$45.85	1.10	(2.42)	(1.32)	(0.62)	(14.18)	(14.80)	—		$29.73	(11.04)%		1.44%	1.44%	2.51%	$123,040	381	%(h)
Year Ended July 31, 2007	$24.09	1.38	20.68	22.06	(0.30)	—	(0.30)	—		$45.85	91.96%		1.37%	1.37%	3.89%	$243,763	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.26	(6.17)	(5.91)	—	—	—	—		$24.09	(19.70	)%(g)	1.51%	1.51%	3.97%	$79,136	—
Service Class
Year Ended July 31, 2010	$12.37	(0.18)	2.29	2.11	—	—	—	—		$14.48	17.06%		2.63%	2.63%	(1.24)%	$6,993	134%
Year Ended July 31, 2009	$29.09	(0.05)	(16.67)	(16.72)	— (i)	—	— (i)	—		$12.37	(57.48)%		2.61%	2.61%	(0.52)%	$7,368	50%
Year Ended July 31, 2008	$45.31	0.67	(2.35)	(1.68)	(0.36)	(14.18)	(14.54)	—		$29.09	(11.93)%		2.44%	2.44%	1.51%	$9,848	381	%(h)
Year Ended July 31, 2007	$24.02	1.01	20.51	21.52	(0.23)	—	(0.23)	—		$45.31	89.91%		2.37%	2.37%	2.89%	$11,471	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.19	(6.17)	(5.98)	—	—	—	—		$24.02	(19.93	)%(g)	2.51%	2.51%	2.97%	$1,310	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)

The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.07 to the net asset value and 0.99% to the total return. Without this contribution, the net asset value and total return would have been lower.

(f)	Commencement of operations
(g)	Not annualized for periods less than one year.
(h)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of equity securities.
(i)	Amount is less than $0.005.

See accompanying notes to the financial statements.

262 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraLatin America ProFund
Investor Class
Year Ended July 31, 2010	$7.99	0.06	3.12	3.18	(0.02)	—	(0.02)	$11.15	39.78%		1.64%	1.64%		0.56%	$46,022	172%
Year Ended July 31, 2009	$27.80	0.03	(19.79)	(19.76)	(0.05)	—	(0.05)	$7.99	(70.90)%		1.80%	1.80%		0.53%	$41,757	654%
October 16, 2007 through July 31, 2008(d)	$30.00	0.19	(1.83)	(1.64)	(0.07)	(0.49)	(0.56)	$27.80	(5.47	)%(e)	1.66%	1.66	%(f)	0.75%	$28,156	685	%(e)
Service Class
Year Ended July 31, 2010	$7.95	(0.05)	3.11	3.06	—	—	—	$11.01	38.32%		2.64%	2.64%		(0.44)%	$3,821	172%
Year Ended July 31, 2009	$27.66	(0.02)	(19.69)	(19.71)	— (g)	—	— (g)	$7.95	(71.20)%		2.80%	2.80%		(0.47)%	$5,301	654%
October 16, 2007 through July 31, 2008(d)	$30.00	(0.07)	(1.73)	(1.80)	(0.05)	(0.49)	(0.54)	$27.66	(6.00	)%(e)	2.66%	2.66	%(f)	(0.25)%	$2,557	685	%(e)
UltraChina ProFund
Investor Class
Year Ended July 31, 2010	$9.92	(0.07)	0.61 (h)	0.54	— (g)	—	— (g)	$10.46	5.45%		1.85%	1.71%		(0.72)%	$18,961	331%
Year Ended July 31, 2009	$19.09	0.01	(9.16) (h)	(9.15)	(0.02)	—	(0.02)	$9.92	(47.79)%		1.89%	1.86%		0.17%	$52,400	349%
February 4, 2008 through July 31, 2008(d)	$30.00	0.04	(10.95)	(10.91)	—	—	—	$19.09	(36.37	)%(e)	2.15%	1.95%		0.36%	$12,374	5	%(e)
Service Class
Year Ended July 31, 2010	$9.81	(0.17)	0.59 (h)	0.42	—	—	—	$10.23	4.28%		2.85%	2.71%		(1.72)%	$1,041	331%
Year Ended July 31, 2009	$18.99	(0.05)	(9.13) (h)	(9.18)	—	—	—	$9.81	(48.34)%		2.89%	2.86%		(0.83)%	$3,754	349%
February 4, 2008 through July 31, 2008(d)	$30.00	(0.07)	(10.94)	(11.01)	—	—	—	$18.99	(36.70	)%(e)	3.15%	2.95%		(0.64)%	$574	5	%(e)
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.
(f)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.64% and 2.64% for the Investor Class and Service Class, respectively, for the period ended July 31, 2008.

(g)	Amount is less than $0.005.
(h)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of benefical interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraJapan ProFund
Investor Class
Year Ended July 31, 2010	$10.33	(0.17)	(2.34)	(2.51)	—	—		—	—	$7.82	(24.30)%		1.90%	1.79%	(1.73)%	$16,633	1,298	%(d)
Year Ended July 31, 2009	$24.74	(0.12)	(14.17)	(14.29)	(0.09)	(0.03)		—	(0.12)	$10.33	(57.68)%		1.84%	1.84%	(1.15)%	$25,137	—
Year Ended July 31, 2008	$47.88	0.69	(21.03)	(20.34)	(2.80)	—	(e)	—	(2.80)	$24.74	(44.16)%		1.66%	1.66%	2.09%	$63,590	—
Year Ended July 31, 2007	$58.53	1.87	12.42	14.29	(1.79)	—		(23.15)	(24.94)	$47.88	23.46%		1.57%	1.57%	3.34%	$111,087	—
January 1, 2006 through July 31, 2006	$64.64	0.63	(6.74)	(6.11)	—	—		—	—	$58.53	(9.45	)%(f)	1.54%	1.54%	1.67%	$196,279	—
Year Ended December 31, 2005	$33.92	(0.12)	30.84	30.72	—	—		—	—	$64.64	90.57%		1.55%	1.55%	(0.26)%	$416,150	—
Service Class
Year Ended July 31, 2010	$9.74	(0.26)	(2.18)	(2.44)	—	—		—	—	$7.30	(25.05)%		2.90%	2.79%	(2.73)%	$375	1,298	%(d)
Year Ended July 31, 2009	$23.24	(0.21)	(13.29)	(13.50)	—	—		—	—	$9.74	(58.09)%		2.84%	2.84%	(2.15)%	$797	—
Year Ended July 31, 2008	$44.57	0.36	(19.73)	(19.37)	(1.96)	—	(e)	—	(1.96)	$23.24	(44.74)%		2.66%	2.66%	1.09%	$1,103	—
Year Ended July 31, 2007	$55.85	1.34	11.77	13.11	(1.24)	—		(23.15)	(24.39)	$44.57	22.25%		2.57%	2.57%	2.34%	$4,915	—
January 1, 2006 through July 31, 2006	$62.06	0.27	(6.48)	(6.21)	—	—		—	—	$55.85	(10.01	)%(f)	2.54%	2.54%	0.67%	$6,939	—
Year Ended December 31, 2005	$32.88	(0.58)	29.76	29.18	—	—		—	—	$62.06	88.75%		2.55%	2.55%	(1.26)%	$31,412	—
Bear ProFund
Investor Class
Year Ended July 31, 2010	$28.28	(0.38)	(4.30)	(4.68)	—	—		—	—	$23.60	(16.55)%		1.65%	1.65%	(1.56)%	$94,598	1,300	%(d)
Year Ended July 31, 2009	$29.15	(0.37)	1.43	1.06	(0.07)	—		(1.86)	(1.93)	$28.28	2.26%		1.68%	1.68%	(1.09)%	$74,982	—
Year Ended July 31, 2008	$26.32	0.39	3.28	3.67	(0.83)	(0.01)		—	(0.84)	$29.15	14.48%		1.56%	1.56%	1.41%	$157,729	—
Year Ended July 31, 2007	$29.96	1.02	(3.11)	(2.09)	(1.55)	—	(e)	—	(1.55)	$26.32	(6.91)%		1.56%	1.48%	3.80%	$38,299	—
January 1, 2006 through July 31, 2006	$29.85	0.55	(0.44)	0.11	—	—		—	—	$29.96	0.40	%(f)	1.57%	1.57%	3.20%	$52,504	—
Year Ended December 31, 2005	$30.82	0.50	(0.84)	(0.34)	(0.61)	(0.02)		—	(0.63)	$29.85	(1.11)%		1.56%	1.56%	1.60%	$30,002	—
Service Class
Year Ended July 31, 2010	$28.92	(0.63)	(4.39)	(5.02)	—	—		—	—	$23.90	(17.36)%		2.65%	2.65%	(2.56)%	$3,332	1,300	%(d)
Year Ended July 31, 2009	$30.02	(0.71)	1.47	0.76	—	—		(1.86)	(1.86)	$28.92	1.24%		2.68%	2.68%	(2.09)%	$2,308	—
Year Ended July 31, 2008	$26.57	0.11	3.42	3.53	(0.08)	—	(e)	—	(0.08)	$30.02	13.33%		2.56%	2.56%	0.41%	$2,797	—
Year Ended July 31, 2007	$28.82	0.75	(3.00)	(2.25)	—	—		—	—	$26.57	(7.81)%		2.56%	2.48%	2.80%	$2,079	—
January 1, 2006 through July 31, 2006	$28.87	0.38	(0.43)	(0.05)	—	—		—	—	$28.82	(0.17	)%(f)	2.57%	2.57%	2.20%	$12,469	—
Year Ended December 31, 2005	$29.48	0.20	(0.81)	(0.61)	—	—		—	—	$28.87	(2.07)%		2.56%	2.56%	0.60%	$3,400	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(e)	Amount is less than $0.005.
(f)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

264 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of benefical interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Capital Transactions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2010	$15.06	(0.23)	(3.24)		(3.47)	—	—	—		$11.59	(23.04)%		2.00%	1.84%	(1.77)%	$7,854	—
Year Ended July 31, 2009	$16.40	(0.22)	(0.84)		(1.06)	(0.28)	(0.28)	—		$15.06	(6.87)%		1.82%	1.82%	(1.17)%	$16,287	—
Year Ended July 31, 2008	$16.48	0.35	0.40		0.75	(0.83)	(0.83)	—		$16.40	4.80%		1.62%	1.62%	2.13%	$10,935	—
Year Ended July 31, 2007	$18.58	0.62	(1.73)		(1.11)	(0.99)	(0.99)	—		$16.48	(5.72)%		1.58%	1.58%	3.70%	$25,758	—
January 1, 2006 through July 31, 2006	$19.05	0.35	(0.82)		(0.47)	—	—	—		$18.58	(2.47	)%(d)	1.52%	1.52%	3.37%	$50,983	—
Year Ended December 31, 2005	$20.23	0.32	(0.83)		(0.51)	(0.67)	(0.67)	—		$19.05	(2.52)%		1.51%	1.51%	1.54%	$18,384	—
Service Class
Year Ended July 31, 2010	$15.96	(0.37)	(3.45)		(3.82)	—	—	—		$12.14	(23.93)%		3.00%	2.84%	(2.77)%	$18,870	—
Year Ended July 31, 2009	$17.30	(0.41)	(0.93)		(1.34)	—	—	—		$15.96	(7.75)%		2.82%	2.82%	(2.17)%	$6,013	—
Year Ended July 31, 2008	$17.25	0.18	0.46		0.64	(0.59)	(0.59)	—		$17.30	3.89%		2.62%	2.62%	1.13%	$1,241	—
Year Ended July 31, 2007	$18.50	0.45	(1.70)		(1.25)	—	—	—		$17.25	(6.76)%		2.58%	2.58%	2.70%	$992	—
January 1, 2006 through July 31, 2006	$19.10	0.25	(0.85)		(0.60)	—	—	—		$18.50	(3.14	)%(d)	2.52%	2.52%	2.37%	$2,084	—
Year Ended December 31, 2005	$19.78	0.12	(0.80)		(0.68)	—	—	—		$19.10	(3.44)%		2.51%	2.51%	0.54%	$287	—
Short NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2010	$14.16	(0.20)	(2.54)		(2.74)	—	—	—		$11.42	(19.35)%		1.83%	1.71%	(1.64)%	$6,488	1,298	%(e)
Year Ended July 31, 2009	$15.29	(0.25)	(2.26	)(f)	(2.51)	(0.06)	(0.06)	1.44	(g)	$14.16	(7.10	)%(g)	1.99%	1.86%	(1.43)%	$9,957	—
Year Ended July 31, 2008	$16.24	0.29	0.08		0.37	(1.32)	(1.32)	—		$15.29	3.15%		1.74%	1.71%	1.85%	$11,365	—
Year Ended July 31, 2007	$20.91	0.71	(4.14)		(3.43)	(1.24)	(1.24)	—		$16.24	(16.68)%		1.54%	1.49%	3.93%	$12,814	—
January 1, 2006 through July 31, 2006	$18.69	0.38	1.84		2.22	—	—	—		$20.91	11.88	%(d)	1.50%	1.50%	3.34%	$103,936	—
Year Ended December 31, 2005	$18.70	0.30	(0.06)		0.24	(0.25)	(0.25)	—		$18.69	1.27%		1.52%	1.52%	1.54%	$31,722	—
Service Class
Year Ended July 31, 2010	$14.09	(0.32)	(2.51)		(2.83)	—	—	—		$11.26	(20.16)%		2.83%	2.71%	(2.64)%	$257	1,298	%(e)
Year Ended July 31, 2009	$15.33	(0.44)	(2.24	)(f)	(2.68)	—	—	1.44	(g)	$14.09	(8.09	)%(g)	2.99%	2.86%	(2.43)%	$137	—
Year Ended July 31, 2008	$15.96	0.13	0.12		0.25	(0.88)	(0.88)	—		$15.33	2.16%		2.74%	2.71%	0.85%	$479	—
Year Ended July 31, 2007	$20.35	0.54	(4.07)		(3.53)	(0.86)	(0.86)	—		$15.96	(17.59)%		2.54%	2.49%	2.93%	$4,424	—
January 1, 2006 through July 31, 2006	$18.27	0.27	1.81		2.08	—	—	—		$20.35	11.38	%(d)	2.50%	2.50%	2.34%	$9,666	—
Year Ended December 31, 2005	$18.22	0.11	(0.06)		0.05	—	—	—		$18.27	0.27%		2.52%	2.52%	0.54%	$4,006	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(f)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)
The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $1.44 to the net asset value and 7.19% to the total return. Without this contribution, the net asset value and total return would be lower.

See accompanying notes to the financial statements.

Financial Highlights :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of benefical interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraBear ProFund
Investor Class
Year Ended July 31, 2010	$13.69	(0.16)	(4.22)		(4.38)	—	—		—	$9.31	(31.99)%		1.62%	1.62%	(1.54)%	$73,551	1,300	%(d)
Year Ended July 31, 2009	$16.10	(0.22)	(2.06	)(e)	(2.28)	(0.05)	(0.08)		(0.13)	$13.69	(14.45)%		1.59%	1.59%	(1.07)%	$73,061	—
Year Ended July 31, 2008	$13.62	0.26	2.68		2.94	(0.46)	—	(f)	(0.46)	$16.10	22.51%		1.49%	1.49%	1.85%	$122,417	—
Year Ended July 31, 2007	$17.28	0.55	(3.53)		(2.98)	(0.68)	—	(f)	(0.68)	$13.62	(17.28)%		1.42%	1.42%	3.88%	$100,229	—
January 1, 2006 through July 31, 2006	$17.59	0.32	(0.63)		(0.31)	—	—		—	$17.28	(1.76	)%(g)	1.40%	1.40%	3.27%	$135,333	—
Year Ended December 31, 2005	$18.82	0.34	(1.18)		(0.84)	(0.38)	(0.01)		(0.39)	$17.59	(4.43)%		1.41%	1.41%	1.77%	$90,197	—
Service Class
Year Ended July 31, 2010	$13.72	(0.27)	(4.19)		(4.46)	—	—		—	$9.26	(32.51)%		2.62%	2.62%	(2.54)%	$5,668	1,300	%(d)
Year Ended July 31, 2009	$16.19	(0.42)	(2.05	)(e)	(2.47)	—	—		—	$13.72	(15.26)%		2.58%	2.58%	(2.06)%	$6,555	—
Year Ended July 31, 2008	$13.57	0.12	2.73		2.85	(0.23)	—	(f)	(0.23)	$16.19	21.45%		2.49%	2.49%	0.85%	$10,981	—
Year Ended July 31, 2007	$17.21	0.41	(3.52)		(3.11)	(0.53)	—	(f)	(0.53)	$13.57	(18.09)%		2.42%	2.42%	2.88%	$11,326	—
January 1, 2006 through July 31, 2006	$17.61	0.22	(0.62)		(0.40)	—	—		—	$17.21	(2.27	)%(g)	2.40%	2.40%	2.27%	$13,984	—
Year Ended December 31, 2005	$18.76	0.15	(1.16)		(1.01)	(0.14)	—	(f)	(0.14)	$17.61	(5.36)%		2.41%	2.41%	0.77%	$6,735	—
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2010	$10.06	(0.12)	(4.36)		(4.48)	—	—		—	$5.58	(44.63)%		2.24%	1.85%	(1.78)%	$3,203	—
Year Ended July 31, 2009	$13.73	(0.23)	(3.09)		(3.32)	(0.35)	—		(0.35)	$10.06	(25.44)%		1.87%	1.79%	(1.33)%	$6,389	—
Year Ended July 31, 2008	$13.20	0.31	0.40		0.71	(0.18)	—		(0.18)	$13.73	5.50%		1.63%	1.57%	2.30%	$7,390	—
Year Ended July 31, 2007	$17.36	0.54	(3.97)		(3.43)	(0.73)	—		(0.73)	$13.20	(20.08)%		1.67%	1.53%	3.79%	$18,616	—
January 1, 2006 through July 31, 2006	$17.35	0.31	(0.30)		0.01	—	—		—	$17.36	0.06	%(g)	1.59%	1.58%	3.24%	$29,637	—
Year Ended December 31, 2005	$21.95	0.33	(4.59)		(4.26)	(0.34)	—		(0.34)	$17.35	(19.37)%		1.74%	1.68%	1.62%	$11,936	—
Service Class
Year Ended July 31, 2010	$9.93	(0.19)	(4.29)		(4.48)	—	—		—	$5.45	(45.12)%		3.24%	2.85%	(2.78)%	$353	—
Year Ended July 31, 2009	$13.53	(0.40)	(3.11)		(3.51)	(0.09)	—		(0.09)	$9.93	(26.27)%		2.87%	2.79%	(2.33)%	$277	—
Year Ended July 31, 2008	$13.00	0.17	0.40		0.57	(0.04)	—		(0.04)	$13.53	4.39%		2.63%	2.57%	1.30%	$1,813	—
Year Ended July 31, 2007	$17.02	0.40	(3.92)		(3.52)	(0.50)	—		(0.50)	$13.00	(20.88)%		2.67%	2.53%	2.79%	$5,072	—
January 1, 2006 through July 31, 2006	$17.12	0.21	(0.31)		(0.10)	—	—		—	$17.02	(0.58	)%(g)	2.59%	2.58%	2.24%	$2,452	—
Year Ended December 31, 2005	$21.71	0.13	(4.52)		(4.39)	(0.20)	—		(0.20)	$17.12	(20.21)%		2.74%	2.68%	0.62%	$1,632	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(e)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.
(g)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

266 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of benefical interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2010	$8.23	(0.09)	(3.57)		(3.66)	—	—	—	$4.57	(44.40)%		1.86%	1.66%	(1.59)%	$34,025	1,300	%(d)
Year Ended July 31, 2009	$13.73	(0.13)	(4.10	)(e)	(4.23)	(1.27)	—	(1.27)	$8.23	(35.45)%		2.05%	1.88%	(0.95)%	$20,224	—
Year Ended July 31, 2008	$13.99	0.30	(0.25)		0.05	(0.31)	—	(0.31)	$13.73	0.45%		1.46%	1.46%	2.10%	$134,257	—
Year Ended July 31, 2007	$17.76	0.54	(3.50)		(2.96)	(0.81)	—	(0.81)	$13.99	(16.37)%		1.44%	1.44%	3.87%	$273,206	—
January 1, 2006 through July 31, 2006	$19.32	0.34	(1.90)		(1.56)	—	—	—	$17.76	(8.07	)%(f)	1.43%	1.43%	3.41%	$264,378	—
Year Ended December 31, 2005	$21.78	0.41	(2.42)		(2.01)	(0.45)	—	(0.45)	$19.32	(9.21)%		1.43%	1.43%	1.83%	$131,805	—
Service Class
Year Ended July 31, 2010	$8.56	(0.15)	(3.71)		(3.86)	—	—	—	$4.70	(45.09)%		2.86%	2.66%	(2.59)%	$4,430	1,300	%(d)
Year Ended July 31, 2009	$13.74	(0.27)	(4.46	)(e)	(4.73)	(0.45)	—	(0.45)	$8.56	(36.03)%		3.05%	2.88%	(1.95)%	$13,639	—
Year Ended July 31, 2008	$14.01	0.16	(0.23)		(0.07)	(0.20)	—	(0.20)	$13.74	(0.47)%		2.46%	2.46%	1.10%	$9,994	—
Year Ended July 31, 2007	$17.72	0.40	(3.49)		(3.09)	(0.62)	—	(0.62)	$14.01	(17.24)%		2.44%	2.44%	2.87%	$17,457	—
January 1, 2006 through July 31, 2006	$19.38	0.24	1.90		(1.66)	—	—	—	$17.72	(8.57	)%(f)	2.43%	2.43%	2.41%	$28,507	—
Year Ended December 31, 2005	$21.59	0.18	(2.39)		(2.21)	—	—	—	$19.38	(10.24)%		2.43%	2.43%	0.83%	$3,275	—
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2010	$17.37	(0.22)	(5.98)		(6.20)	—	(0.01)	(0.01)	$11.16	(35.64)%		1.87%	1.80%	(1.72)%	$9,392	—
Year Ended July 31, 2009	$20.35	(0.31)	(2.57	)(e)	(2.88)	—	(0.10)	(0.10)	$17.37	(14.26)%		1.86%	1.86%	(1.31)%	$10,516	—
Year Ended July 31, 2008	$17.09	0.31	3.67		3.98	(0.72)	—	(0.72)	$20.35	24.47%		1.66%	1.66%	1.75%	$16,981	—
Year Ended July 31, 2007	$23.23	0.69	(6.09)		(5.40)	(0.74)	—	(0.74)	$17.09	(23.47)%		1.55%	1.55%	3.73%	$17,448	—
January 1, 2006 through July 31, 2006	$25.04	0.43	(2.24)		(1.81)	—	—	—	$23.23	(7.23	)%(f)	1.52%	1.52%	3.17%	$15,295	—
Year Ended December 31, 2005	$25.20	0.44	(0.24)		0.20	(0.36)	—	(0.36)	$25.04	0.82%		1.65%	1.65%	1.68%	$16,498	—
Service Class
Year Ended July 31, 2010	$17.12	(0.33)	(5.88)		(6.21)	—	(0.01)	(0.01)	$10.90	(36.28)%		2.87%	2.80%	(2.72)%	$1,231	—
Year Ended July 31, 2009	$20.27	(0.55)	(2.50	)(e)	(3.05)	—	(0.10)	(0.10)	$17.12	(15.15)%		2.86%	2.86%	(2.31)%	$127	—
Year Ended July 31, 2008	$16.78	0.13	3.69		3.82	(0.33)	—	(0.33)	$20.27	23.32%		2.66%	2.66%	0.75%	$1,176	—
Year Ended July 31, 2007	$22.94	0.51	(6.03)		(5.52)	(0.64)	—	(0.64)	$16.78	(24.26)%		2.55%	2.55%	2.73%	$3,347	—
January 1, 2006 through July 31, 2006	$24.88	0.30	(2.24)		(1.94)	—	—	—	$22.94	(7.76	)%(f)	2.52%	2.52%	2.17%	$802	—
Year Ended December 31, 2005	$25.09	0.18	(0.24)		(0.06)	(0.15)	—	(0.15)	$24.88	(0.29)%		2.65%	2.65%	0.68%	$1,112	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(e)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of benefical interest outstanding throughout the periods indicated.

												Ratios to			Supplemental
		Investment Activities				Distributions to Shareholders From						Average Net Assets			Data

			Net
			Realized
			and						Net						Net
	Net Asset	Net	Unrealized						Asset					Net	Assets,
	Value,	Investment	Gains		Total from	Net			Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on		Investment	Investment	Return of	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments		Activities	Income	Capital	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

UltraShort NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2010	$7.64	(0.09)	(2.69)		(2.78)	—	—	—	$4.86	(36.39)%		1.73%	1.73%	(1.66)%	$31,146	1,300	%(d)
Year Ended July 31, 2009	$10.77	(0.13)	(2.80	)(e)	(2.93)	(0.14)	(0.06)	(0.20)	$7.64	(28.19)%		1.67%	1.67%	(1.01)%	$39,663	—
Year Ended July 31, 2008	$11.63	0.22	(0.48)		(0.26)	(0.60)	— (f)	(0.60)	$10.77	(1.17)%		1.50%	1.50%	2.05%	$118,583	—
Year Ended July 31, 2007	$18.54	0.54	(6.87)		(6.33)	(0.58)	—	(0.58)	$11.63	(34.58)%		1.41%	1.41%	3.96%	$119,669	—
January 1, 2006 through July 31, 2006	$15.30	0.30	2.94		3.24	—	—	—	$18.54	21.18	%(g)	1.38%	1.38%	3.25%	$222,887	—
Year Ended December 31, 2005	$15.83	0.31	(0.50)		(0.19)	(0.28)	(0.06)	(0.34)	$15.30	(1.18)%		1.39%	1.39%	1.75%	$180,687	—
Service Class
Year Ended July 31, 2010	$8.10	(0.16)	(2.84)		(3.00)	—	—	—	$5.10	(37.04)%		2.73%	2.73%	(2.66)%	$622	1,300	%(d)
Year Ended July 31, 2009	$11.39	(0.24)	(3.05	)(e)	(3.29)	—	—	—	$8.10	(28.88)%		2.67%	2.67%	(2.01)%	$39,465	—
Year Ended July 31, 2008	$12.09	0.11	(0.46)		(0.35)	(0.35)	— (f)	(0.35)	$11.39	(2.29)%		2.50%	2.50%	1.05%	$2,251	—
Year Ended July 31, 2007	$19.17	0.39	(7.08)		(6.69)	(0.39)	—	(0.39)	$12.09	(35.17)%		2.41%	2.41%	2.96%	$3,226	—
January 1, 2006 through July 31, 2006	$15.91	0.20	3.06		3.26	—	—	—	$19.17	20.49	%(g)	2.38%	2.38%	2.25%	$10,108	—
Year Ended December 31, 2005	$16.43	0.12	(0.48)		(0.36)	(0.13)	(0.03)	(0.16)	$15.91	(2.19)%		2.39%	2.39%	0.75%	$6,847	—
UltraShort International ProFund
Investor Class
Year Ended July 31, 2010	$16.38	(0.24)	(4.38)		(4.62)	—	—	—	$11.76	(28.21)%		1.91%	1.89%	(1.80)%	$13,924	—
Year Ended July 31, 2009	$25.48	(0.26)	(8.44)		(8.70)	(0.40)	—	(0.40)	$16.38	(34.83)%		1.72%	1.72%	(0.84)%	$10,331	—
Year Ended July 31, 2008	$21.88	0.43	4.05		4.48	(0.88)	—	(0.88)	$25.48	21.69%		1.62%	1.62%	1.93%	$45,556	—
Year Ended July 31, 2007	$30.58	1.01	(9.26)		(8.25)	(0.45)	—	(0.45)	$21.88	(27.12)%		1.52%	1.52%	3.89%	$25,156	—
April 19, 2006 through July 31, 2006(h)	$30.00	0.37	0.21		0.58	—	—	—	$30.58	1.93	%(g)	1.50%	1.50%	3.96%	$24,629	—
Service Class
Year Ended July 31, 2010	$16.42	(0.37)	(4.38)		(4.75)	—	—	—	$11.67	(28.93)%		2.91%	2.89%	(2.80)%	$1,652	—
Year Ended July 31, 2009	$25.49	(0.59)	(8.42)		(9.01)	(0.06)	—	(0.06)	$16.42	(35.45)%		2.72%	2.72%	(1.84)%	$531	—
Year Ended July 31, 2008	$22.00	0.20	4.08		4.28	(0.79)	—	(0.79)	$25.49	20.48%		2.62%	2.62%	0.93%	$3,491	—
Year Ended July 31, 2007	$30.46	0.78	(9.24)		(8.46)	—	—	—	$22.00	(27.77)%		2.52%	2.52%	2.89%	$404	—
April 19, 2006 through July 31, 2006(h)	$30.00	0.27	0.19		0.46	—	—	—	$30.46	1.53	%(g)	2.50%	2.50%	2.96%	$47	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Amount is less than $0.005.
(g)	Not annualized for periods less than one year.
(h)	Commencement of operations.

See accompanying notes to the financial statements.

268 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of benefical interest outstanding throughout the periods indicated.

						Distributions to					Ratios to			Supplemental
		Investment Activities				Shareholders From					Average Net Assets			Data

			Net
			Realized
			and					Net						Net
	Net Asset	Net	Unrealized					Asset					Net	Assets,
	Value,	Investment	Gains		Total from	Net		Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on		Investment	Investment	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments		Activities	Income	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2010	$2.82	(0.03)	(1.11)		(1.14)	—	—	$1.68	(40.43)%		2.07%	1.78%	(1.69)%	$5,356	1,298	%(d)
Year Ended July 31, 2009	$8.22	(0.05)	(5.19	)(e)	(5.24)	(0.16)	(0.16)	$2.82	(65.05)%		1.74%	1.69%	(0.62)%	$8,340	—
Year Ended July 31, 2008	$13.51	0.20	(4.88)		(4.68)	(0.61)	(0.61)	$8.22	(33.95)%		1.53%	1.53%	2.35%	$66,212	—
Year Ended July 31, 2007	$31.85	0.80	(18.17)		(17.37)	(0.97)	(0.97)	$13.51	(55.55)%		1.49%	1.49%	4.17%	$80,862	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.43	1.42		1.85	—	—	$31.85	6.17	%(g)	1.50%	1.50%	4.15%	$36,733	—
Service Class
Year Ended July 31, 2010	$2.85	(0.05)	(1.12)		(1.17)	—	—	$1.68	(41.05)%		3.07%	2.78%	(2.69)%	$2,365	1,298	%(d)
Year Ended July 31, 2009	$8.23	(0.14)	(5.24	)(e)	(5.38)	—	—	$2.85	(65.37)%		2.74%	2.69%	(1.62)%	$575	—
Year Ended July 31, 2008	$13.53	0.12	(4.87)		(4.75)	(0.55)	(0.55)	$8.23	(34.52)%		2.53%	2.53%	1.35%	$4,705	—
Year Ended July 31, 2007	$31.74	0.59	(18.13)		(17.54)	(0.67)	(0.67)	$13.53	(55.97)%		2.49%	2.49%	3.17%	$1,505	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.32	1.42		1.74	—	—	$31.74	5.80	%(g)	2.50%	2.50%	3.15%	$1,938	—
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2010	$4.90	(0.05)	(2.57)		(2.62)	—	—	$2.28	(53.47)%		2.30%	1.71%	(1.63)%	$3,699	—
Year Ended July 31, 2009	$18.90	(0.15)	(13.85)		(14.00)	—	—	$4.90	(74.07)%		2.23%	1.80%	(1.25)%	$3,655	—
October 16, 2007 through
July 31, 2008(f)	$30.00	0.13	(11.14)		(11.01)	(0.09)	(0.09)	$18.90	(36.75	)%(g)	2.66%	1.95%	0.88%	$3,113	—
Service Class
Year Ended July 31, 2010	$4.82	(0.08)	(2.51)		(2.59)	—	—	$2.23	(53.94)%		3.30%	2.71%	(2.63)%	$407	—
Year Ended July 31, 2009	$18.80	(0.22)	(13.76)		(13.98)	—	—	$4.82	(74.35)%		3.23%	2.80%	(2.25)%	$3,910	—
October 16, 2007 through
July 31, 2008(f)	$30.00	(0.02)	(11.10)		(11.12)	(0.08)	(0.08)	$18.80	(37.15	)%(g)	3.66%	2.95%	(0.12)%	$43	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Commencement of operations
(g)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of benefical interest outstanding throughout the periods indicated.

						Distributions to					Ratios to			Supplemental
		Investment Activities				Shareholders From					Average Net Assets			Data

			Net
			Realized
			and					Net						Net
	Net Asset	Net	Unrealized					Asset					Net	Assets,
	Value,	Investment	Gains		Total from	Net		Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on		Investment	Investment	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments		Activities	Income	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

UltraShort China ProFund
Investor Class
Year Ended July 31, 2010	$11.08	(0.15)	(3.69)		(3.84)	—	—	$7.24	(34.66)%		2.78%	1.80%	(1.71)%	$4,365	—
Year Ended July 31, 2009	$35.97	(0.35)	(24.54)		(24.89)	—	—	$11.08	(69.20)%		3.27%	1.95%	(1.12)%	$4,213	—
February 4, 2008 through
July 31, 2008(d)	$30.00	0.05	5.92		5.97	—	—	$35.97	19.90	%(e)	2.65%	1.94%	0.31%	$4,656	—
Service Class
Year Ended July 31, 2010	$10.91	(0.24)	(3.58)		(3.82)	—	—	$7.09	(35.01)%		3.76%	2.78%	(2.69)%	$460	—
Year Ended July 31, 2009	$35.79	(0.67)	(24.21)		(24.88)	—	—	$10.91	(69.52)%		4.27%	2.95%	(2.12)%	$12	—
February 4, 2008 through
July 31, 2008(d)	$30.00	(0.11)	5.90		5.79	—	—	$35.79	19.30	%(e)	3.65%	2.94%	(0.69)%	$310	—
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2010	$27.51	(0.43)	0.27	(f)	(0.16)	—	—	$27.35	(0.58)%		2.47%	1.70%	(1.65)%	$5,137	—
Year Ended July 31, 2009	$37.52	(0.45)	(9.56	)(f)	(10.01)	—	—	$27.51	(26.68)%		2.14%	1.63%	(0.98)%	$7,458	—
Year Ended July 31, 2008	$26.89	0.56	10.77		11.33	(0.70)	(0.70)	$37.52	42.70%		1.75%	1.67%	1.60%	$7,404	—
Year Ended July 31, 2007	$34.95	0.92	(8.22)		(7.30)	(0.76)	(0.76)	$26.89	(20.90)%		1.95%	1.95%	3.31%	$6,085	—
March 29, 2006 through
July 31, 2006(d)	$30.00	0.33	4.62		4.95	—	—	$34.95	16.50	%(e)	2.60%	1.95%	2.83%	$4,865	—
Service Class
Year Ended July 31, 2010	$27.55	(0.69)	0.26	(f)	(0.43)	—	—	$27.12	(1.56)%		3.47%	2.70%	(2.65)%	$353	—
Year Ended July 31, 2009	$37.97	(0.93)	(9.49	)(f)	(10.42)	—	—	$27.55	(27.44)%		3.14%	2.63%	(1.98)%	$226	—
Year Ended July 31, 2008	$27.26	0.19	10.98		11.17	(0.46)	(0.46)	$37.97	41.33%		2.75%	2.67%	0.60%	$773	—
Year Ended July 31, 2007	$34.84	0.61	(8.19)		(7.58)	—	—	$27.26	(21.76)%		2.95%	2.95%	2.31%	$252	—
March 29, 2006 through
July 31, 2006(d)	$30.00	0.21	4.63		4.84	—	—	$34.84	16.13	%(e)	3.60%	2.95%	1.83%	$336	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Commencement of operations
(e)	Not annualized for periods less than one year.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

270 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of benefical interest outstanding throughout the periods indicated.

					Distributions to					Ratios to			Supplemental
		Investment Activities			Shareholders From					Average Net Assets			Data

			Net
			Realized
			and				Net						Net
	Net Asset	Net	Unrealized				Asset					Net	Assets,
	Value,	Investment	Gains	Total from	Net		Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$5.63	(0.08)	0.65	0.57	— (d)	— (d)	$6.20	10.13%		1.94%	1.71%	(1.12)%	$15,082	800%
Year Ended July 31, 2009	$18.02	0.03	(12.04)	(12.01)	(0.38)	(0.38)	$5.63	(67.23)%		1.92%	1.63%	0.50%	$13,855	1,350%
Year Ended July 31, 2008	$36.99	0.82	(19.52)	(18.70)	(0.27)	(0.27)	$18.02	(50.80)%		1.98%	1.55%	3.54%	$16,348	1,222%
Year Ended July 31, 2007	$42.01	1.00	(5.34)	(4.34)	(0.68)	(0.68)	$36.99	(10.64)%		1.93%	1.57%	2.30%	$2,811	636%
January 1, 2006 through July 31, 2006	$38.34	0.45	3.22	3.67	—	—	$42.01	9.57	%(e)	2.10%	1.58%	1.95%	$5,853	879	%(e)
Year Ended December 31, 2005	$39.39	0.74	(1.47)	(0.73)	(0.32)	(0.32)	$38.34	(1.85)%		2.40%	1.68%	1.97%	$6,176	1,038%
Service Class
Year Ended July 31, 2010	$5.71	(0.14)	0.66	0.52	—	—	$6.23	9.11%		2.94%	2.71%	(2.12)%	$1,130	800%
Year Ended July 31, 2009	$18.29	(0.03)	(12.24)	(12.27)	(0.31)	(0.31)	$5.71	(67.51)%		2.92%	2.63%	(0.50)%	$1,178	1,350%
Year Ended July 31, 2008	$37.70	0.56	(19.85)	(19.29)	(0.12)	(0.12)	$18.29	(51.30)%		2.98%	2.55%	2.54%	$1,985	1,222%
Year Ended July 31, 2007	$42.67	0.56	(5.47)	(4.91)	(0.06)	(0.06)	$37.70	(11.54)%		2.93%	2.57%	1.30%	$422	636%
January 1, 2006 through July 31, 2006	$39.16	0.22	3.29	3.51	—	—	$42.67	8.96	%(e)	3.10%	2.58%	0.95%	$1,834	879	%(e)
Year Ended December 31, 2005	$40.38	0.36	(1.52)	(1.16)	(0.06)	(0.06)	$39.16	(2.87)%		3.40%	2.68%	0.97%	$1,046	1,038%
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$26.88	(0.11)	8.38	8.27	— (d)	— (d)	$35.15	30.78%		1.76%	1.73%	(0.32)%	$25,070	331%
Year Ended July 31, 2009	$62.92	0.09	(35.92)	(35.83)	(0.21)	(0.21)	$26.88	(56.78)%		1.74%	1.74%	0.36%	$31,938	381%
Year Ended July 31, 2008	$55.39	0.42	7.66	8.08	(0.55)	(0.55)	$62.92	14.57%		1.56%	1.56%	0.66%	$78,070	273%
Year Ended July 31, 2007	$39.89	0.69	16.01	16.70	(1.20)	(1.20)	$55.39	42.52%		1.53%	1.53%	1.35%	$47,109	530%
January 1, 2006 through July 31, 2006	$38.58	0.45	0.86	1.31	—	—	$39.89	3.40	%(e)	1.49%	1.49%	1.81%	$13,351	282	%(e)
Year Ended December 31, 2005	$38.01	0.29	0.32	0.61	(0.04)	(0.04)	$38.58	1.61%		1.68%	1.68%	0.79%	$45,056	677%
Service Class
Year Ended July 31, 2010	$26.41	(0.44)	8.23	7.79	—	—	$34.20	29.53%		2.76%	2.73%	(1.32)%	$3,639	331%
Year Ended July 31, 2009	$61.74	(0.13)	(35.20)	(35.33)	—	—	$26.41	(57.22)%		2.74%	2.74%	(0.64)%	$5,009	381%
Year Ended July 31, 2008	$54.44	(0.20)	7.50	7.30	— (d)	— (d)	$61.74	13.41%		2.56%	2.56%	(0.34)%	$5,108	273%
Year Ended July 31, 2007	$38.84	0.19	15.71	15.90	(0.30)	(0.30)	$54.44	41.10%		2.53%	2.53%	0.35%	$6,321	530%
January 1, 2006 through July 31, 2006	$37.78	0.20	0.86	1.06	—	—	$38.84	2.81	%(e)	2.49%	2.49%	0.81%	$1,870	282	%(e)
Year Ended December 31, 2005	$37.52	(0.08)	0.34	0.26	—	—	$37.78	0.69%		2.68%	2.68%	(0.21)%	$1,222	677%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of benefical interest outstanding throughout the periods indicated.

					Distributions to					Ratios to			Supplemental
		Investment Activities			Shareholders From					Average Net Assets			Data

			Net
			Realized
			and				Net						Net
	Net Asset	Net	Unrealized				Asset					Net	Assets,
	Value,	Investment	Gains	Total from	Net		Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$55.30	(0.93)	(5.24)	(6.17)	—	—	$49.13	(11.16)%		1.92%	1.92%	(1.78)%	$7,700	762%
Year Ended July 31, 2009	$70.12	(0.74)	(14.08)	(14.82)	—	—	$55.30	(21.14)%		1.73%	1.72%	(1.43)%	$14,796	519%
Year Ended July 31, 2008	$51.15	(0.29)	19.26	18.97	—	—	$70.12	37.09%		1.60%	1.55%	(0.54)%	$75,766	373%
Year Ended July 31, 2007	$52.17	(0.13)	(0.89)	(1.02)	—	—	$51.15	(1.96)%		1.56%	1.56%	(0.24)%	$23,912	396%
January 1, 2006 through July 31, 2006	$58.85	(0.13)	(6.55)	(6.68)	—	—	$52.17	(11.35	)%(d)	1.58%	1.58%	(0.40)%	$20,889	255	%(d)
Year Ended December 31, 2005	$46.23	(0.38)	13.00	12.62	—	—	$58.85	27.30%		1.58%	1.58%	(0.73)%	$46,266	724%
Service Class
Year Ended July 31, 2010	$50.64	(1.42)	(4.65)	(6.07)	—	—	$44.57	(11.99)%		2.92%	2.92%	(2.78)%	$701	762%
Year Ended July 31, 2009	$64.84	(1.22)	(12.98)	(14.20)	—	—	$50.64	(21.90)%		2.73%	2.72%	(2.43)%	$1,282	519%
Year Ended July 31, 2008	$47.77	(0.80)	17.87	17.07	—	—	$64.84	35.73%		2.60%	2.55%	(1.54)%	$5,049	373%
Year Ended July 31, 2007	$49.21	(0.64)	(0.80)	(1.44)	—	—	$47.77	(2.93)%		2.56%	2.56%	(1.24)%	$685	396%
January 1, 2006 through July 31, 2006	$55.84	(0.43)	(6.20)	(6.63)	—	—	$49.21	(11.87	)%(d)	2.58%	2.58%	(1.40)%	$6,144	255	%(d)
Year Ended December 31, 2005	$44.32	(0.88)	12.40	11.52	—	—	$55.84	25.99%		2.58%	2.58%	(1.73)%	$7,006	724%
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$27.19	0.11	5.28 (e)	5.39	(0.04)	(0.04)	$32.54	19.82%		2.87%	1.72%	0.36%	$2,417	1,128%
Year Ended July 31, 2009	$34.24	0.09	(6.59)	(6.50)	(0.55)	(0.55)	$27.19	(18.76)%		3.41%	1.63%	0.34%	$5,829	1,093%
Year Ended July 31, 2008	$38.00	0.51	(4.08)	(3.57)	(0.19)	(0.19)	$34.24	(9.46)%		2.47%	1.55%	1.29%	$1,028	993%
Year Ended July 31, 2007	$33.45	0.56	4.55	5.11	(0.56)	(0.56)	$38.00	15.28%		2.22%	1.56%	1.49%	$2,272	1,221%
January 1, 2006 through July 31, 2006	$32.95	0.27	0.23	0.50	—	—	$33.45	1.52	%(d)	2.68%	1.58%	1.39%	$2,399	662	%(d)
Year Ended December 31, 2005	$33.91	0.23	(0.84)	(0.61)	(0.35)	(0.35)	$32.95	(1.80)%		2.61%	1.68%	0.68%	$1,484	754%
Service Class
Year Ended July 31, 2010	$26.86	(0.20)	5.18 (e)	4.98	—	—	$31.84	18.54%		3.87%	2.72%	(0.64)%	$729	1,128%
Year Ended July 31, 2009	$33.75	(0.19)	(6.44)	(6.63)	(0.26)	(0.26)	$26.86	(19.52)%		4.41%	2.63%	(0.66)%	$164	1,093%
Year Ended July 31, 2008	$37.63	0.13	(4.01)	(3.88)	—	—	$33.75	(10.33)%		3.47%	2.55%	0.29%	$202	993%
Year Ended July 31, 2007	$32.98	0.20	4.45	4.65	—	—	$37.63	14.13%		3.22%	2.56%	0.49%	$221	1,221%
January 1, 2006 through July 31, 2006	$32.66	0.08	0.24	0.32	—	—	$32.98	0.98	%(d)	3.68%	2.58%	0.39%	$837	662	%(d)
Year Ended December 31, 2005	$33.61	(0.11)	(0.84)	(0.95)	—	—	$32.66	(2.83)%		3.61%	2.68%	(0.32)%	$79	754%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of benefical interest outstanding throughout the periods indicated.

											Ratios to			Supplemental
		Investment Activities			Distributions to Shareholders From						Average Net Assets			Data

			Net
			Realized
			and					Net						Net
	Net Asset	Net	Unrealized			Net		Asset					Net	Assets,
	Value,	Investment	Gains	Total from	Net	Realized		Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$17.41	(0.19)	5.35 (d)	5.16	—	—	—	$22.57	29.64%		2.79%	1.72%	(0.83)%	$2,216	857%
Year Ended July 31, 2009	$23.02	(0.08)	(5.53)	(5.61)	—	—	—	$17.41	(24.37)%		3.69%	1.64%	(0.52)%	$2,211	458%
Year Ended July 31, 2008	$32.54	0.13	(9.18)	(9.05)	(0.47)	—	(0.47)	$23.02	(28.09)%		3.53%	1.55%	0.46%	$1,084	1,327%
Year Ended July 31, 2007	$28.91	0.14	4.88	5.02	(0.06)	(1.33)	(1.39)	$32.54	17.10%		2.48%	1.56%	0.41%	$741	1,138%
January 1, 2006 through July 31, 2006	$31.00	0.05	(2.14)	(2.09)	—	—	—	$28.91	(6.74	)%(e)	5.32%	1.58%	0.29%	$464	861	%(e)
Year Ended December 31, 2005	$33.90	(0.16)	(2.74)	(2.90)	—	—	—	$31.00	(8.55)%		6.20%	1.68%	(0.49)%	$357	1,642%
Service Class
Year Ended July 31, 2010	$16.74	(0.42)	5.18 (d)	4.76	—	—	—	$21.50	28.43%		3.79%	2.72%	(1.83)%	$251	857%
Year Ended July 31, 2009	$22.35	(0.23)	(5.38)	(5.61)	—	—	—	$16.74	(25.10)%		4.69%	2.64%	(1.52)%	$103	458%
Year Ended July 31, 2008	$31.53	(0.15)	(8.89)	(9.04)	(0.14)	—	(0.14)	$22.35	(28.77)%		4.53%	2.55%	(0.54)%	$316	1,327%
Year Ended July 31, 2007	$28.26	(0.19)	4.79	4.60	—	(1.33)	(1.33)	$31.53	16.00%		3.48%	2.56%	(0.59)%	$137	1,138%
January 1, 2006 through July 31, 2006	$30.46	(0.13)	(2.07)	(2.20)	—	—	—	$28.26	(7.22	)%(e)	6.32%	2.58%	(0.71)%	$697	861	%(e)
Year Ended December 31, 2005	$33.62	(0.47)	(2.69)	(3.16)	—	—	—	$30.46	(9.40)%		7.20%	2.68%	(1.49)%	$42	1,642%
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$5.86	(0.05)	1.15	1.10	—	—	—	$6.96	18.77%		2.11%	1.71%	(0.72)%	$9,630	476%
Year Ended July 31, 2009	$14.85	0.04	(8.93)	(8.89)	(0.10)	—	(0.10)	$5.86	(59.88)%		2.20%	1.62%	0.69%	$10,363	698%
Year Ended July 31, 2008	$28.31	0.31	(13.43)	(13.12)	(0.34)	—	(0.34)	$14.85	(46.76)%		2.02%	1.66%	1.57%	$12,375	761%
Year Ended July 31, 2007	$28.93	0.47	(0.73)	(0.26)	(0.36)	—	(0.36)	$28.31	(1.11)%		1.68%	1.68%	1.45%	$4,574	479%
January 1, 2006 through July 31, 2006	$27.26	0.25	1.42	1.67	—	—	—	$28.93	6.13	%(e)	1.53%	1.53%	1.53%	$6,066	91	%(e)
Year Ended December 31, 2005	$26.09	0.35	0.88	1.23	(0.06)	—	(0.06)	$27.26	4.72%		1.78%	1.68%	1.33%	$49,964	652%
Service Class
Year Ended July 31, 2010	$5.51	(0.12)	1.09	0.97	—	—	—	$6.48	17.60%		3.11%	2.71%	(1.72)%	$968	476%
Year Ended July 31, 2009	$13.96	(0.02)	(8.39)	(8.41)	(0.04)	—	(0.04)	$5.51	(60.26)%		3.20%	2.62%	(0.31)%	$1,508	698%
Year Ended July 31, 2008	$26.73	0.12	(12.70)	(12.58)	(0.19)	—	(0.19)	$13.96	(47.32)%		3.02%	2.66%	0.57%	$2,362	761%
Year Ended July 31, 2007	$27.40	0.17	(0.72)	(0.55)	(0.12)	—	(0.12)	$26.73	(2.07)%		2.68%	2.68%	0.45%	$1,902	479%
January 1, 2006 through July 31, 2006	$25.97	0.09	1.34	1.43	—	—	—	$27.40	5.51	%(e)	2.53%	2.53%	0.53%	$1,021	91	%(e)
Year Ended December 31, 2005	$25.05	0.10	0.82	0.92	—	—	—	$25.97	3.67%		2.78%	2.68%	0.33%	$4,306	652%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of benefical interest outstanding throughout the periods indicated.

					Distributions to					Ratios to			Supplemental
		Investment Activities			Shareholders From					Average Net Assets			Data

			Net
			Realized
			and				Net						Net
	Net Asset	Net	Unrealized				Asset					Net	Assets,
	Value,	Investment	Gains	Total from	Net		Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$11.52	(0.05)	0.54	0.49	—	—	$12.01	4.25%		2.35%	1.71%	(0.40)%	$3,083	674%
Year Ended July 31, 2009	$14.89	0.04	(3.27)	(3.23)	(0.14)	(0.14)	$11.52	(21.63)%		2.27%	1.61%	0.39%	$5,837	1,285%
Year Ended July 31, 2008	$15.92	0.09	(1.04)	(0.95)	(0.08)	(0.08)	$14.89	(6.03)%		1.76%	1.55%	0.58%	$9,463	616%
Year Ended July 31, 2007	$14.99	0.16	0.84	1.00	(0.07)	(0.07)	$15.92	6.67%		1.63%	1.56%	0.96%	$8,710	466%
January 1, 2006 through July 31, 2006	$15.26	0.05	(0.32)	(0.27)	—	—	$14.99	(1.77	)%(d)	1.75%	1.58%	0.57%	$15,616	201	%(d)
Year Ended December 31, 2005	$14.18	0.02	1.06	1.08	—	—	$15.26	7.62%		1.68%	1.68%	0.15%	$11,504	636%
Service Class
Year Ended July 31, 2010	$10.79	(0.17)	0.52	0.35	—	—	$11.14	3.24%		3.35%	2.71%	(1.40)%	$363	674%
Year Ended July 31, 2009	$13.90	(0.06)	(3.05)	(3.11)	— (e)	— (e)	$10.79	(22.35)%		3.27%	2.61%	(0.61)%	$1,948	1,285%
Year Ended July 31, 2008	$14.96	(0.06)	(1.00)	(1.06)	—	—	$13.90	(7.09)%		2.76%	2.55%	(0.42)%	$2,253	616%
Year Ended July 31, 2007	$14.16	— (e)	0.81	0.81	(0.01)	(0.01)	$14.96	5.69%		2.63%	2.56%	(0.04)%	$4,595	466%
January 1, 2006 through July 31, 2006	$14.50	(0.03)	(0.31)	(0.34)	—	—	$14.16	(2.34	)%(d)	2.75%	2.58%	(0.43)%	$3,326	201	%(d)
Year Ended December 31, 2005	$13.58	(0.12)	1.04	0.92	—	—	$14.50	6.77%		2.68%	2.68%	(0.85)%	$7,811	636%
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$20.64	(0.07)	7.09	7.02	—	—	$27.66	34.06%		2.57%	1.72%	(0.27)%	$2,796	914%
Year Ended July 31, 2009	$38.49	0.05	(17.80)	(17.75)	(0.10)	(0.10)	$20.64	(46.08)%		3.74%	1.64%	0.24%	$2,834	379%
Year Ended July 31, 2008	$48.21	0.33	(9.26)	(8.93)	(0.79)	(0.79)	$38.49	(18.82)%		2.18%	1.55%	0.73%	$3,061	433%
Year Ended July 31, 2007	$35.96	0.34	12.20	12.54	(0.29)	(0.29)	$48.21	34.99%		2.12%	1.56%	0.75%	$21,001	900%
January 1, 2006 through July 31, 2006	$36.45	0.16	(0.65)	(0.49)	—	—	$35.96	(1.34	)%(d)	2.44%	1.58%	0.71%	$1,777	665	%(d)
Year Ended December 31, 2005	$35.79	0.06	0.62	0.68	(0.02)	(0.02)	$36.45	1.89%		5.43%	1.68%	0.19%	$2,249	974%
Service Class
Year Ended July 31, 2010	$20.04	(0.34)	6.89	6.55	—	—	$26.59	32.68%		3.57%	2.72%	(1.27)%	$2,229	914%
Year Ended July 31, 2009	$37.67	(0.15)	(17.42)	(17.57)	(0.06)	(0.06)	$20.04	(46.63)%		4.74%	2.64%	(0.76)%	$359	379%
Year Ended July 31, 2008	$46.85	(0.12)	(9.06)	(9.18)	—	—	$37.67	(19.57)%		3.18%	2.55%	(0.27)%	$126	433%
Year Ended July 31, 2007	$35.04	(0.09)	11.90	11.81	—	—	$46.85	33.70%		3.12%	2.56%	(0.25)%	$1,740	900%
January 1, 2006 through July 31, 2006	$35.74	(0.07)	(0.63)	(0.70)	—	—	$35.04	(1.96	)%(d)	3.44%	2.58%	(0.29)%	$695	665	%(d)
Year Ended December 31, 2005	$35.46	(0.27)	0.55	0.28	—	—	$35.74	0.79%		6.43%	2.68%	(0.81)%	$99	974%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

274 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of benefical interest outstanding throughout the periods indicated.

											Ratios to			Supplemental
		Investment Activities			Distributions to Shareholders From						Average Net Assets			Data

			Net
			Realized
			and					Net						Net
	Net Asset	Net	Unrealized			Net		Asset					Net	Assets,
	Value,	Investment	Gains	Total from	Net	Realized		Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$60.29	(1.21)	24.05	22.84	—	—	—	$83.13	37.88%		1.78%	1.77%	(1.58)%	$11,827	622%
Year Ended July 31, 2009	$74.85	(0.79)	(13.77)	(14.56)	—	—	—	$60.29	(19.45)%		1.99%	1.94%	(1.60)%	$15,694	1,045%
Year Ended July 31, 2008	$91.63	(0.37)	(16.41)	(16.78)	—	—	—	$74.85	(18.31)%		1.67%	1.67%	(0.42)%	$7,571	403%
Year Ended July 31, 2007	$68.43	(0.12)	24.46	24.34	(1.14)	—	(1.14)	$91.63	35.68%		1.53%	1.53%	(0.13)%	$18,799	468%
January 1, 2006 through July 31, 2006	$87.78	1.02	(20.37)	(19.35)	—	—	—	$68.43	(22.04	)%(d)	1.51%	1.51%	2.06%	$16,902	215	%(d)
Year Ended December 31, 2005	$80.29	(0.51)	8.00	7.49	—	—	—	$87.78	9.33%		1.52%	1.52%	(0.70)%	$55,133	568%
Service Class
Year Ended July 31, 2010	$55.06	(1.90)	22.02	20.12	—	—	—	$75.18	36.56%		2.78%	2.77%	(2.58)%	$732	622%
Year Ended July 31, 2009	$69.04	(1.25)	(12.73)	(13.98)	—	—	—	$55.06	(20.24)%		2.99%	2.94%	(2.60)%	$1,929	1,045%
Year Ended July 31, 2008	$85.35	(1.21)	(15.10)	(16.31)	—	—	—	$69.04	(19.12)%		2.67%	2.67%	(1.42)%	$483	403%
Year Ended July 31, 2007	$63.75	(0.94)	22.80	21.86	(0.26)	—	(0.26)	$85.35	34.32%		2.53%	2.53%	(1.13)%	$1,097	468%
January 1, 2006 through July 31, 2006	$82.26	0.55	(19.06)	(18.51)	—	—	—	$63.75	(22.50	)%(d)	2.51%	2.51%	1.06%	$1,192	215	%(d)
Year Ended December 31, 2005	$75.98	(1.23)	7.51	6.28	—	—	—	$82.26	8.27%		2.52%	2.52%	(1.70)%	$4,618	568%
Mobile Telecommunications
UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$2.05	(0.03)	0.32 (e)	0.29	—	—	—	$2.34	14.15%		2.48%	1.72%	(1.56)%	$3,737	1,338%
Year Ended July 31, 2009	$7.84	(0.04)	(5.75)	(5.79)	—	—	—	$2.05	(73.85)%		2.50%	1.64%	(1.31)%	$2,981	1,773%
Year Ended July 31, 2008	$22.65	(0.01)	(14.74)	(14.75)	(0.06)	—	(0.06)	$7.84	(65.24)%		1.92%	1.55%	(0.09)%	$5,630	1,101%
Year Ended July 31, 2007	$18.87	0.04	3.75	3.79	(0.01)	—	(0.01)	$22.65	20.09%		1.56%	1.56%	0.20%	$17,526	731%
January 1, 2006 through July 31, 2006	$19.59	0.02	(0.74)	(0.72)	—	—	—	$18.87	(3.72	)%(d)	1.56%	1.56%	0.19%	$12,587	317	%(d)
Year Ended December 31, 2005	$18.07	0.04	1.81	1.85	—	(0.33)	(0.33)	$19.59	10.26%		1.50%	1.50%	0.23%	$20,352	520%
Service Class
Year Ended July 31, 2010	$1.86	(0.05)	0.30 (e)	0.25	—	—	—	$2.11	13.44%		3.48%	2.72%	(2.56)%	$168	1,338%
Year Ended July 31, 2009	$7.20	(0.06)	(5.28)	(5.34)	—	—	—	$1.86	(74.17)%		3.50%	2.64%	(2.31)%	$191	1,773%
Year Ended July 31, 2008	$20.94	(0.12)	(13.62)	(13.74)	—	—	—	$7.20	(65.60)%		2.92%	2.55%	(1.09)%	$444	1,101%
Year Ended July 31, 2007	$17.61	(0.14)	3.47	3.33	—	—	—	$20.94	18.85%		2.56%	2.56%	(0.80)%	$1,116	731%
January 1, 2006 through July 31, 2006	$18.39	(0.09)	(0.69)	(0.78)	—	—	—	$17.61	(4.24	)%(d)	2.56%	2.56%	(0.81)%	$2,015	317	%(d)
Year Ended December 31, 2005	$17.14	(0.14)	1.72	1.58	—	(0.33)	(0.33)	$18.39	9.18%		2.50%	2.50%	(0.77)%	$2,935	520%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 275

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of benefical interest outstanding throughout the periods indicated.

											Ratios to			Supplemental
		Investment Activities			Distributions to Shareholders From						Average Net Assets			Data

			Net
			Realized
			and					Net						Net
	Net Asset	Net	Unrealized			Net		Asset					Net	Assets,
	Value,	Investment	Gains	Total from	Net	Realized		Value,					Investment	End of	Portfolio
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total	End of	Total		Gross	Net	Income	Period	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions	Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$26.79	(0.07)	0.63	0.56	—	—	—	$27.35	2.09%		1.69%	1.69%	(0.23)%	$36,182	81%
Year Ended July 31, 2009	$52.85	(0.01)	(26.05)	(26.06)	— (d)	—	— (d)	$26.79	(49.30)%		1.65%	1.65%	(0.04)%	$47,547	36%
Year Ended July 31, 2008	$51.96	0.21	2.36	2.57	(0.08)	(1.60)	(1.68)	$52.85	4.76%		1.50%	1.50%	0.38%	$122,187	102%
Year Ended July 31, 2007	$40.72	0.39	10.92	11.31	(0.07)	—	(0.07)	$51.96	27.82%		1.45%	1.45%	0.91%	$182,861	265%
January 1, 2006 through July 31, 2006	$32.74	0.17	7.81	7.98	—	—	—	$40.72	24.37	%(e)	1.42%	1.42%	0.80%	$145,885	230	%(e)
Year Ended December 31, 2005	$22.41	0.14	10.19	10.33	—	—	—	$32.74	46.10%		1.43%	1.43%	0.45%	$115,214	352%
Service Class
Year Ended July 31, 2010	$24.50	(0.34)	0.61	0.27	—	—	—	$24.77	1.06%		2.69%	2.69%	(1.23)%	$3,121	81%
Year Ended July 31, 2009	$48.82	(0.28)	(24.04)	(24.32)	—	—	—	$24.50	(49.80)%		2.65%	2.65%	(1.04)%	$4,275	36%
Year Ended July 31, 2008	$48.54	(0.32)	2.20	1.88	—	(1.60)	(1.60)	$48.82	3.68%		2.50%	2.50%	(0.62)%	$12,623	102%
Year Ended July 31, 2007	$38.34	— (d)	10.20	10.20	—	—	—	$48.54	26.60%		2.45%	2.45%	(0.09)%	$14,588	265%
January 1, 2006 through July 31, 2006	$31.01	(0.03)	7.36	7.33	—	—	—	$38.34	23.64	%(e)	2.42%	2.42%	(0.20)%	$19,980	230	%(e)
Year Ended December 31, 2005	$21.43	(0.15)	9.73	9.58	—	—	—	$31.01	44.70%		2.43%	2.43%	(0.55)%	$13,899	352%
Oil Equipment, Services &
Distribution UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$13.09	(0.15)	1.36	1.21	—	—	—	$14.30	9.24%		1.86%	1.80%	(0.98)%	$12,342	749%
Year Ended July 31, 2009	$43.23	(0.10)	(30.04)	(30.14)	—	—	—	$13.09	(69.72)%		1.85%	1.78%	(0.72)%	$15,621	589%
Year Ended July 31, 2008	$38.89	(0.06)	5.17	5.11	(0.01)	(0.76)	(0.77)	$43.23	13.38%		1.54%	1.53%	(0.14)%	$41,679	431%
Year Ended July 31, 2007	$29.65	0.04	9.27	9.31	(0.07)	—	(0.07)	$38.89	31.49%		1.64%	1.64%	0.12%	$51,490	943%
June 5, 2006 through July 31, 2006(f)	$30.00	(0.01)	(0.34)	(0.35)	—	—	—	$29.65	(1.17	)%(e)	2.85%	1.95%	(0.31)%	$4,664	160	%(e)
Service Class
Year Ended July 31, 2010	$12.71	(0.31)	1.35	1.04	—	—	—	$13.75	8.18%		2.86%	2.80%	(1.98)%	$1,704	749%
Year Ended July 31, 2009	$42.37	(0.26)	(29.40)	(29.66)	—	—	—	$12.71	(70.00)%		2.85%	2.78%	(1.72)%	$2,495	589%
Year Ended July 31, 2008	$38.52	(0.47)	5.08	4.61	—	(0.76)	(0.76)	$42.37	12.21%		2.54%	2.53%	(1.14)%	$4,146	431%
Year Ended July 31, 2007	$29.61	(0.26)	9.17	8.91	—	—	—	$38.52	30.09%		2.64%	2.64%	(0.88)%	$5,868	943%
June 5, 2006 through July 31, 2006(f)	$30.00	(0.06)	(0.33)	(0.39)	—	—	—	$29.61	(1.30	)%(e)	3.85%	2.95%	(1.31)%	$959	160	%(e)
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Commencement of operations

See accompanying notes to the financial statements.

276 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$6.89	0.04	0.55	0.59	— (d)	—	— (d)	$7.48	8.59%		2.50%	1.72%	0.49%	$1,733	922%
Year Ended July 31, 2009	$8.12	0.04	(1.16)	(1.12)	(0.11)	—	(0.11)	$6.89	(13.80)%		2.50%	1.64%	0.59%	$7,525	1,046%
Year Ended July 31, 2008	$9.94	0.16	(1.63)	(1.47)	(0.35)	—	(0.35)	$8.12	(15.55)%		2.02%	1.55%	1.71%	$4,491	643%
Year Ended July 31, 2007	$9.95	0.19	0.01	0.20	(0.21)	—	(0.21)	$9.94	1.87%		1.59%	1.56%	1.78%	$7,513	489%
January 1, 2006 through July 31, 2006	$9.02	0.09	0.84	0.93	—	—	—	$9.95	10.30	%(e)	1.61%	1.49%	1.58%	$24,395	339	%(e)
Year Ended December 31, 2005	$9.77	0.11	(0.81)	(0.70)	(0.05)	—	(0.05)	$9.02	(7.06)%		1.68%	1.68%	1.27%	$14,175	576%
Service Class
Year Ended July 31, 2010	$6.61	(0.04)	0.54	0.50	—	—	—	$7.11	7.56%		3.49%	2.71%	(0.50)%	$184	922%
Year Ended July 31, 2009	$7.82	(0.02)	(1.13)	(1.15)	(0.06)	—	(0.06)	$6.61	(14.66)%		3.50%	2.64%	(0.41)%	$173	1,046%
Year Ended July 31, 2008	$9.49	0.07	(1.59)	(1.52)	(0.15)	—	(0.15)	$7.82	(16.35)%		3.02%	2.55%	0.71%	$405	643%
Year Ended July 31, 2007	$9.48	0.09	— (d)	0.09	(0.08)	—	(0.08)	$9.49	0.86%		2.59%	2.56%	0.78%	$603	489%
January 1, 2006 through July 31, 2006	$8.64	0.03	0.81	0.84	—	—	—	$9.48	9.72	%(e)	2.61%	2.49%	0.58%	$4,720	339	%(e)
Year Ended December 31, 2005	$9.39	0.03	(0.78)	(0.75)	—	—	—	$8.64	(8.09)%		2.68%	2.68%	0.27%	$1,817	576%
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$27.06	(0.49)	5.62	5.13	—	—	—	$32.19	18.96%		1.63%	1.63%	(1.54)%	$51,063	1,300	%(f)
Year Ended July 31, 2009	$43.96	(0.20)	(16.52)	(16.72)	(0.18)	—	(0.18)	$27.06	(37.93)%		1.61%	1.61%	(0.89)%	$58,982	—
Year Ended July 31, 2008	$43.35	1.04	3.55	4.59	(0.43)	(3.55)	(3.98)	$43.96	10.64%		1.46%	1.46%	2.10%	$100,099	—
Year Ended July 31, 2007	$45.10	1.62	(1.08)	0.54	(2.29)	—	(2.29)	$43.35	1.47%		1.36%	1.36%	4.04%	$90,037	—
January 1, 2006 through July 31, 2006	$41.47	0.96	2.67	3.63	—	—	—	$45.10	8.75	%(e)	1.36%	1.36%	3.59%	$132,144	—
Year Ended December 31, 2005	$29.99	0.57	10.91	11.48	—	—	—	$41.47	38.28%		1.44%	1.44%	1.90%	$112,978	—
Service Class
Year Ended July 31, 2010	$25.92	(0.79)	5.40	4.61	—	—	—	$30.53	17.82%		2.63%	2.63%	(2.54)%	$10,906	1,300	%(f)
Year Ended July 31, 2009	$42.17	(0.43)	(15.82)	(16.25)	—	—	—	$25.92	(38.53)%		2.61%	2.61%	(1.89)%	$8,416	—
Year Ended July 31, 2008	$41.75	0.58	3.39	3.97	—	(3.55)	(3.55)	$42.17	9.57%		2.46%	2.46%	1.10%	$46,678	—
Year Ended July 31, 2007	$43.36	1.23	(1.10)	0.13	(1.74)	—	(1.74)	$41.75	0.48%		2.36%	2.36%	3.04%	$88,210	—
January 1, 2006 through July 31, 2006	$40.10	0.70	2.56	3.26	—	—	—	$43.36	8.13	%(e)	2.36%	2.36%	2.59%	$71,638	—
Year Ended December 31, 2005	$29.28	0.26	10.56	10.82	—	—	—	$40.10	36.95%		2.44%	2.44%	0.90%	$27,410	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 277

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$10.94	0.17	7.72	7.89	(0.08)	(0.08)	$18.75	72.18%		1.84%	1.72%	1.07%	$23,289	469%
Year Ended July 31, 2009	$33.45	0.09	(22.45)	(22.36)	(0.15)	(0.15)	$10.94	(66.88)%		1.95%	1.74%	0.70%	$6,519	426%
Year Ended July 31, 2008	$42.72	(0.18)	(7.92)	(8.10)	(1.17)	(1.17)	$33.45	(19.58)%		1.78%	1.78%	(0.44)%	$18,740	776%
Year Ended July 31, 2007	$46.71	1.08	(4.07)	(2.99)	(1.00)	(1.00)	$42.72	(6.82)%		1.55%	1.55%	1.95%	$27,340	382%
January 1, 2006 through July 31, 2006	$38.28	1.17	7.26	8.43	—	—	$46.71	21.99	%(d)	1.70%	1.58%	4.54%	$80,827	678	%(d)
Year Ended December 31, 2005	$36.39	0.23	2.61	2.84	(0.95)	(0.95)	$38.28	7.82%		1.73%	1.73%	0.62%	$8,797	1,411%
Service Class
Year Ended July 31, 2010	$11.07	0.01	7.81	7.82	—	—	$18.89	70.64%		2.84%	2.72%	0.07%	$3,770	469%
Year Ended July 31, 2009	$33.75	(0.05)	(22.63)	(22.68)	—	—	$11.07	(67.20)%		2.95%	2.74%	(0.30)%	$779	426%
Year Ended July 31, 2008	$43.33	(0.57)	(8.05)	(8.62)	(0.96)	(0.96)	$33.75	(20.41)%		2.78%	2.78%	(1.44)%	$1,834	776%
Year Ended July 31, 2007	$47.41	0.52	(4.11)	(3.59)	(0.49)	(0.49)	$43.33	(7.81)%		2.55%	2.55%	0.95%	$1,452	382%
January 1, 2006 through July 31, 2006	$39.06	0.91	7.44	8.35	—	—	$47.41	21.38	%(d)	2.70%	2.58%	3.54%	$7,652	678	%(d)
Year Ended December 31, 2005	$37.28	(0.15)	2.69	2.54	(0.76)	(0.76)	$39.06	6.76%		2.73%	2.73%	(0.38)%	$2,029	1,411%
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$10.71	(0.06)	1.16 (e)	1.10	—	—	$11.81	10.27%		1.94%	1.71%	(0.50)%	$12,321	888%
Year Ended July 31, 2009	$13.35	(0.01)	(2.61)	(2.62)	(0.02)	(0.02)	$10.71	(19.56)%		2.22%	1.64%	(0.12)%	$14,923	1,045%
Year Ended July 31, 2008	$20.38	0.06	(6.98)	(6.92)	(0.11)	(0.11)	$13.35	(34.11)%		1.77%	1.55%	0.33%	$9,022	597%
Year Ended July 31, 2007	$15.63	0.07	4.71	4.78	(0.03)	(0.03)	$20.38	30.63%		1.64%	1.57%	0.35%	$24,220	654%
January 1, 2006 through July 31, 2006	$20.80	0.03	(5.20)	(5.17)	—	—	$15.63	(24.86	)%(d)	1.58%	1.58%	0.23%	$12,967	504	%(d)
Year Ended December 31, 2005	$18.71	(0.06)	2.15	2.09	—	—	$20.80	11.17%		1.58%	1.58%	(0.30)%	$30,313	681%
Service Class
Year Ended July 31, 2010	$9.87	(0.17)	1.08 (e)	0.91	—	—	$10.78	9.22%		2.94%	2.71%	(1.50)%	$467	888%
Year Ended July 31, 2009	$12.39	(0.08)	(2.44)	(2.52)	—	—	$9.87	(20.34)%		3.22%	2.64%	(1.12)%	$1,092	1,045%
Year Ended July 31, 2008	$18.99	(0.11)	(6.49)	(6.60)	—	—	$12.39	(34.76)%		2.77%	2.55%	(0.67)%	$404	597%
Year Ended July 31, 2007	$14.68	(0.11)	4.42	4.31	—	—	$18.99	29.36%		2.64%	2.57%	(0.65)%	$639	654%
January 1, 2006 through July 31, 2006	$19.66	(0.08)	(4.90)	(4.98)	—	—	$14.68	(25.37	)%(d)	2.58%	2.58%	(0.77)%	$1,526	504	%(d)
Year Ended December 31, 2005	$17.86	(0.25)	2.05	1.80	—	—	$19.66	10.13%		2.58%	2.58%	(1.30)%	$2,191	681%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

278 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$20.94	(0.27)	4.29	4.02	—	—	—	$24.96	19.20%		2.07%	1.71%	(1.09)%	$7,514	467%
Year Ended July 31, 2009	$26.27	(0.14)	(5.19)	(5.33)	—	—	—	$20.94	(20.29)%		2.36%	1.64%	(0.81)%	$11,962	785%
Year Ended July 31, 2008	$31.76	— (d)	(5.42)	(5.42)	(0.07)	—	(0.07)	$26.27	(17.13)%		1.82%	1.55%	— (e)	$7,538	383%
Year Ended July 31, 2007	$22.79	0.05	8.92	8.97	—	—	—	$31.76	39.36%		1.70%	1.56%	0.17%	$19,337	493%
January 1, 2006 through July 31, 2006	$26.58	— (d)	(3.79)	(3.79)	—	—	—	$22.79	(14.26)	%(f)	1.66%	1.58%	— (e)	$6,105	170	%(f)
Year Ended December 31, 2005	$26.62	(0.12)	0.15	0.03	(0.07)	—	(0.07)	$26.58	0.12%		1.76%	1.68%	(0.45)%	$17,955	634%
Service Class
Year Ended July 31, 2010	$19.53	(0.50)	4.01	3.51	—	—	—	$23.04	17.97%		3.07%	2.71%	(2.09)%	$2,661	467%
Year Ended July 31, 2009	$24.73	(0.28)	(4.92)	(5.20)	—	—	—	$19.53	(21.03)%		3.36%	2.64%	(1.81)%	$1,831	785%
Year Ended July 31, 2008	$30.15	(0.29)	(5.13)	(5.42)	—	—	—	$24.73	(17.98)%		2.82%	2.55%	(1.00)%	$570	383%
Year Ended July 31, 2007	$21.85	(0.23)	8.53	8.30	—	—	—	$30.15	37.99%		2.70%	2.56%	(0.83)%	$1,177	493%
January 1, 2006 through July 31, 2006	$25.64	(0.15)	(3.64)	(3.79)	—	—	—	$21.85	(14.78)	%(f)	2.66%	2.58%	(1.00)%	$523	170	%(f)
Year Ended December 31, 2005	$25.88	(0.36)	0.12	(0.24)	—	—	—	$25.64	(0.93)%		2.76%	2.68%	(1.45)%	$514	634%
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$10.64	0.35	0.42 (g)	0.77	(0.13)	—	(0.13)	$11.28	7.20%		2.96%	1.72%	3.26%	$1,771	1,716%
Year Ended July 31, 2009	$14.76	0.23	(4.23)	(4.00)	(0.12)	—	(0.12)	$10.64	(27.09)%		2.87%	1.77%	2.15%	$1,699	1,384%
Year Ended July 31, 2008	$31.42	0.37	(10.01)	(9.64)	(0.98)	(6.04)	(7.02)	$14.76	(38.06)%		1.84%	1.78%	1.40%	$4,091	237%
Year Ended July 31, 2007	$22.50	0.64	8.49	9.13	(0.21)	—	(0.21)	$31.42	40.71%		1.50%	1.50%	2.28%	$53,726	402%
January 1, 2006 through July 31, 2006	$17.97	0.38	4.15	4.53	—	—	—	$22.50	25.14	%(f)	1.63%	1.58%	3.08%	$8,695	593	%(f)
Year Ended December 31, 2005	$20.84	0.38	(2.66)	(2.28)	(0.59)	—	(0.59)	$17.97	(10.93)%		2.68%	1.68%	1.99%	$2,131	1,212%
Service Class
Year Ended July 31, 2010	$10.17	0.25	0.39 (g)	0.64	(0.07)	—	(0.07)	$10.74	6.29%		3.96%	2.72%	2.26%	$702	1,716%
Year Ended July 31, 2009	$14.10	0.13	(4.06)	(3.93)	—	—	—	$10.17	(27.87)%		3.87%	2.77%	1.15%	$211	1,384%
Year Ended July 31, 2008	$29.72	0.14	(9.57)	(9.43)	(0.15)	(6.04)	(6.19)	$14.10	(38.62)%		2.84%	2.78%	0.40%	$286	237%
Year Ended July 31, 2007	$21.43	0.39	8.01	8.40	(0.11)	—	(0.11)	$29.72	39.26%		2.50%	2.50%	1.28%	$1,716	402%
January 1, 2006 through July 31, 2006	$17.21	0.26	3.96	4.22	—	—	—	$21.43	24.52	%(f)	2.63%	2.58%	2.08%	$1,945	593	%(f)
Year Ended December 31, 2005	$20.07	0.20	(2.59)	(2.39)	(0.47)	—	(0.47)	$17.21	(11.94)%		3.68%	2.68%	0.99%	$287	1,212%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Amount is less than 0.005%.
(f)	Not annualized for periods less than one year.
(g)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 279

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2010	$15.15	0.16	1.57	1.73	(0.09)	—	(0.09)	$16.79	11.38%		2.10%	1.79%	1.01%	$16,728	1,120%
Year Ended July 31, 2009	$24.41	0.22	(9.06)	(8.84)	(0.42)	—	(0.42)	$15.15	(36.14)%		1.90%	1.86%	1.38%	$9,449	779%
Year Ended July 31, 2008	$24.96	0.37	(0.85)	(0.48)	(0.07)	—	(0.07)	$24.41	(1.97)%		1.62%	1.62%	1.37%	$29,165	595%
Year Ended July 31, 2007	$22.21	0.55	3.20	3.75	(0.30)	(0.70)	(1.00)	$24.96	17.04%		1.49%	1.49%	2.19%	$40,717	293%
January 1, 2006 through July 31, 2006	$19.86	0.21	2.14	2.35	—	—	—	$22.21	11.83	%(d)	1.61%	1.61%	1.74%	$81,230	261	%(d)
Year Ended December 31, 2005	$16.85	0.35	2.66	3.01	—	—	—	$19.86	17.86%		1.48%	1.48%	1.81%	$31,795	615%
Service Class
Year Ended July 31, 2010	$14.49	0.01	1.48	1.49	—	—	—	$15.98	10.28%		3.10%	2.79%	0.01%	$1,717	1,120%
Year Ended July 31, 2009	$23.08	0.07	(8.55)	(8.48)	(0.11)	—	(0.11)	$14.49	(36.72)%		2.90%	2.86%	0.38%	$963	779%
Year Ended July 31, 2008	$23.78	0.12	(0.82)	(0.70)	—	—	—	$23.08	(2.94)%		2.62%	2.62%	0.37%	$3,054	595%
Year Ended July 31, 2007	$21.18	0.31	3.03	3.34	(0.04)	(0.70)	(0.74)	$23.78	15.85%		2.49%	2.49%	1.19%	$4,622	293%
January 1, 2006 through July 31, 2006	$19.05	0.09	2.04	2.13	—	—	—	$21.18	11.12	%(d)	2.61%	2.61%	0.74%	$12,292	261	%(d)
Year Ended December 31, 2005	$16.34	0.16	2.55	2.71	—	—	—	$19.05	16.65%		2.48%	2.48%	0.81%	$8,894	615%
Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2010	$15.00	(0.22)	(1.55)	(1.77)	—	—	—	$13.23	(11.80)%		2.07%	1.75%	(1.63)%	$99,034	—
Year Ended July 31, 2009	$17.04	(0.13)	(0.79) (e)	(0.92)	(1.12)	—	(1.12)	$15.00	(6.48)%		2.01%	1.66%	(0.71)%	$6,196	—
Year Ended July 31, 2008	$19.30	0.32	(2.25)	(1.93)	(0.33)	—	(0.33)	$17.04	(9.94)%		1.62%	1.57%	1.85%	$28,676	—
Year Ended July 31, 2007	$24.38	0.83	(4.39)	(3.56)	(1.52)	—	(1.52)	$19.30	(15.42)%		1.81%	1.74%	3.59%	$14,947	—
January 1, 2006 through July 31, 2006	$28.70	0.55	(4.87)	(4.32)	—	—	—	$24.38	(15.05)	%(d)	1.38%	1.38%	3.57%	$26,214	—
September 12, 2005 through
December 31, 2005(f)	$30.00	0.19	0.63	0.82	(0.35)	(1.77)	(2.12)	$28.70	2.71	%(d)	1.92%	1.92%	2.00%	$6,458	—
Service Class
Year Ended July 31, 2010	$15.57	(0.35)	(1.59)	(1.94)	—	—	—	$13.63	(12.52)%		3.01%	2.69%	(2.57)%	$7	—
Year Ended July 31, 2009	$17.19	(0.33)	(0.87) (e)	(1.20)	(0.42)	—	(0.42)	$15.57	(7.39)%		3.01%	2.66%	(1.71)%	$32	—
Year Ended July 31, 2008	$19.32	0.15	(2.24)	(2.09)	(0.04)	—	(0.04)	$17.19	(10.79)%		2.62%	2.57%	0.85%	$2,602	—
Year Ended July 31, 2007	$24.25	0.60	(4.38)	(3.78)	(1.15)	—	(1.15)	$19.32	(16.25)%		2.81%	2.74%	2.59%	$606	—
January 1, 2006 through July 31, 2006	$28.71	0.39	(4.85)	(4.46)	—	—	—	$24.25	(15.53)	%(d)	2.38%	2.38%	2.57%	$5,632	—
September 12, 2005 through
December 31, 2005(f)	$30.00	0.10	0.62	0.72	(0.24)	(1.77)	(2.01)	$28.71	2.39	%(d)	2.92%	2.92%	1.00%	$1,380	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Commencement of operations

See accompanying notes to the financial statements.

280 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2010	$10.81	(0.15)	(2.75)	(2.90)	—	—	—	$7.91	(26.83)%		1.98%	1.88%	(1.79)%	$23,232	—
Year Ended July 31, 2009	$18.55	(0.19)	(7.24)	(7.43)	(0.31)	—	(0.31)	$10.81	(40.60)%		1.86%	1.86%	(1.19)%	$7,640	—
Year Ended July 31, 2008	$25.93	0.39	(6.05)	(5.66)	(1.72)	—	(1.72)	$18.55	(22.30)%		1.55%	1.55%	2.00%	$31,869	—
Year Ended July 31, 2007	$28.10	1.13	(2.93)	(1.80)	(0.37)	—	(0.37)	$25.93	(6.47)%		1.41%	1.41%	3.95%	$9,546	—
January 9, 2006 through July 31, 2006(d)	$30.00	0.52	(2.42)	(1.90)	—	—	—	$28.10	(6.33)	%(e)	1.81%	1.81%	3.23%	$25,326	—
Service Class
Year Ended July 31, 2010	$11.71	(0.24)	(2.97)	(3.21)	—	—	—	$8.50	(27.41)%		2.85%	2.75%	(2.66)%	$114	—
Year Ended July 31, 2009	$19.87	(0.36)	(7.80)	(8.16)	—	—	—	$11.71	(41.07)%		2.86%	2.86%	(2.19)%	$579	—
Year Ended July 31, 2008	$25.85	0.18	(6.16)	(5.98)	—	—	—	$19.87	(23.13)%		2.55%	2.55%	1.00%	$582	—
Year Ended July 31, 2007	$27.93	0.84	(2.92)	(2.08)	—	—	—	$25.85	(7.45)%		2.41%	2.41%	2.95%	$630	—
January 9, 2006 through July 31, 2006(d)	$30.00	0.36	(2.43)	(2.07)	—	—	—	$27.93	(6.90)	%(e)	2.81%	2.81%	2.23%	$4,607	—
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2010	$15.96	(0.18)	(6.51)	(6.69)	—	(0.02)	(0.02)	$9.25	(41.94)%		1.77%	1.77%	(1.67)%	$19,170	1,298	%(f)
Year Ended July 31, 2009	$25.98	(0.23)	(7.85)	(8.08)	—	(1.94)	(1.94)	$15.96	(33.86)%		1.68%	1.68%	(0.94)%	$27,945	—
Year Ended July 31, 2008	$26.92	0.55	(0.57)	(0.02)	(0.92)	—	(0.92)	$25.98	(0.17)%		1.53%	1.53%	2.08%	$78,191	—
Year Ended July 31, 2007	$26.37	0.89	0.56	1.45	(0.90)	—	(0.90)	$26.92	6.16%		1.49%	1.49%	3.78%	$126,197	—
January 1, 2006 through July 31, 2006	$30.02	0.56	(4.21)	(3.65)	—	—	—	$26.37	(12.16)	%(e)	1.39%	1.39%	3.48%	$98,834	—
September 12, 2005 through
December 31, 2005(d)	$30.00	0.23	(0.06)	0.17	(0.15)	—	(0.15)	$30.02	0.55	%(e)	1.63%	1.63%	2.37%	$56,929	—
Service Class
Year Ended July 31, 2010	$15.71	(0.30)	(6.37)	(6.67)	—	(0.02)	(0.02)	$9.02	(42.48)%		2.73%	2.73%	(2.63)%	$288	1,298	%(f)
Year Ended July 31, 2009	$25.84	(0.47)	(7.72)	(8.19)	—	(1.94)	(1.94)	$15.71	(34.49)%		2.67%	2.67%	(1.93)%	$1,202	—
Year Ended July 31, 2008	$26.80	0.28	(0.56)	(0.28)	(0.68)	—	(0.68)	$25.84	(1.14)%		2.53%	2.53%	1.08%	$6,447	—
Year Ended July 31, 2007	$26.23	0.66	0.56	1.22	(0.65)	—	(0.65)	$26.80	5.12%		2.49%	2.49%	2.78%	$18,037	—
January 1, 2006 through July 31, 2006	$30.03	0.40	(4.20)	(3.80)	—	—	—	$26.23	(12.65)	%(e)	2.39%	2.39%	2.48%	$7,493	—
September 12, 2005 through
December 31, 2005(d)	$30.00	0.13	(0.05)	0.08	(0.05)	—	(0.05)	$30.03	0.26	%(e)	2.63%	2.63%	1.37%	$5,102	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 281

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2010	$33.61	0.28	2.55	2.83	(0.34)	—	(0.34)	$36.10	8.61%		1.37%	1.37%	0.85%	$43,263	4,717%
Year Ended July 31, 2009	$31.78	0.57	1.60 (d)	2.17	(0.34)	—	(0.34)	$33.61	6.71%		1.34%	1.34%	1.66%	$29,648	1,755%
Year Ended July 31, 2008	$30.22	0.87	2.06	2.93	(0.83)	(0.54)	(1.37)	$31.78	9.74%		1.25%	1.25%	2.76%	$16,362	1,104%
Year Ended July 31, 2007	$29.45	1.14	0.76	1.90	(1.13)	—	(1.13)	$30.22	6.47%		1.22%	1.22%	3.72%	$60,988	1,124%
January 1, 2006 through July 31, 2006	$33.56	0.65	(4.12)	(3.47)	(0.64)	—	(0.64)	$29.45	(10.35	)%(e)	1.21%	1.19%	3.69%	$60,862	924	% (e)
Year Ended December 31, 2005	$31.63	0.93	1.94	2.87	(0.94)	—	(0.94)	$33.56	9.12%		1.23%	1.23%	2.79%	$60,810	3,724%
Service Class
Year Ended July 31, 2010	$33.41	(0.04)	2.53	2.49	(0.06)	—	(0.06)	$35.84	7.48%		2.37%	2.37%	(0.15)%	$10,323	4,717%
Year Ended July 31, 2009	$31.63	0.21	1.61 (d)	1.82	(0.04)	—	(0.04)	$33.41	5.74%		2.34%	2.34%	0.66%	$3,331	1,755%
Year Ended July 31, 2008	$30.09	0.55	2.04	2.59	(0.51)	(0.54)	(1.05)	$31.63	8.63%		2.25%	2.25%	1.76%	$5,439	1,104%
Year Ended July 31, 2007	$29.34	0.83	0.74	1.57	(0.82)	—	(0.82)	$30.09	5.36%		2.22%	2.22%	2.72%	$15,522	1,124%
January 1, 2006 through July 31, 2006	$33.42	0.47	(4.09)	(3.62)	(0.46)	—	(0.46)	$29.34	(10.85)	%(e)	2.21%	2.19%	2.69%	$8,963	924	% (e)
Year Ended December 31, 2005	$31.52	0.60	1.93	2.53	(0.63)	—	(0.63)	$33.42	8.06%		2.23%	2.23%	1.79%	$18,580	3,724%
Class A
Year Ended July 31, 2010	$33.65	0.24	2.60	2.84	(0.33)	—	(0.33)	$36.16	8.53%		1.50%	1.50%	0.72%	$1	4,717%
Year Ended July 31, 2009	$31.80	0.49	1.58 (d)	2.07	(0.22)	—	(0.22)	$33.65	6.45%		1.59%	1.59%	1.41%	$54	1,755%
Year Ended July 31, 2008	$30.22	0.79	2.07	2.86	(0.74)	(0.54)	(1.28)	$31.80	9.51%		1.50%	1.50%	2.51%	$91	1,104%
March 22, 2007 through July 31, 2007(f)	$30.95	0.38	(0.73)	(0.35)	(0.38)	—	(0.38)	$30.22	(1.13	)%(e)	1.52%	1.52%	3.53%	$45	1,124	%(e)
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2010	$24.53	(0.37)	(2.10)	(2.47)	—	—	—	$22.06	(10.07)%		1.64%	1.64%	(1.55)%	$61,111	1,300	%(g)
Year Ended July 31, 2009	$27.49	(0.31)	(2.62)	(2.93)	(0.03)	—	(0.03)	$24.53	(10.67)%		1.63%	1.63%	(1.26)%	$63,256	—
Year Ended July 31, 2008	$31.64	0.30	(2.52)	(2.22)	(1.93)	—	(1.93)	$27.49	(7.24)%		1.72%	1.72%	1.07%	$35,028	—
Year Ended July 31, 2007	$31.58	1.14	(0.85)	0.29	(0.23)	—	(0.23)	$31.64	0.93%		1.58%	1.58%	3.66%	$13,194	—
January 1, 2006 through July 31, 2006	$29.73	0.57	1.28	1.85	—	—	—	$31.58	6.22	%(e)	1.46%	1.46%	3.18%	$11,975	—
January 10, 2005 through
December 31, 2005(f)	$30.00	0.43	(0.38)	0.05	(0.32)	—	(0.32)	$29.73	0.16	%(e)	1.74%	1.74%	1.49%	$12,314	—
Service Class
Year Ended July 31, 2010	$25.32	(0.61)	(2.18)	(2.79)	—	—	—	$22.53	(11.02)%		2.64%	2.64%	(2.55)%	$2,745	1,300	%(g)
Year Ended July 31, 2009	$28.62	(0.58)	(2.72)	(3.30)	—	—	—	$25.32	(11.53)%		2.63%	2.63%	(2.26)%	$244	—
Year Ended July 31, 2008	$31.30	0.01	(2.55)	(2.54)	(0.14)	—	(0.14)	$28.62	(8.16)%		2.72%	2.72%	0.07%	$6,006	—
Year Ended July 31, 2007	$31.45	0.83	(0.86)	(0.03)	(0.12)	—	(0.12)	$31.30	(0.06)%		2.58%	2.58%	2.66%	$250	—
January 1, 2006 through July 31, 2006	$29.77	0.39	1.29	1.68	—	—	—	$31.45	5.64	%(e)	2.46%	2.46%	2.18%	$839	—
January 10, 2005 through
December 31, 2005(f)	$30.00	0.14	(0.37)	(0.23)	—	—	—	$29.77	(0.77	)%(e)	2.74%	2.74%	0.49%	$1,205	—
Class A
Year Ended July 31, 2010	$25.84	(0.41)	(2.23)	(2.64)	—	—	—	$23.20	(10.22)%		1.81%	1.81%	(1.72)%	$1	1,300	%(g)
Year Ended July 31, 2009	$29.02	(0.38)	(2.80)	(3.18)	— (h)	—	— (h)	$25.84	(10.95)%		1.88%	1.88%	(1.51)%	$1	—
Year Ended July 31, 2008	$31.64	0.23	(2.62)	(2.39)	(0.23)	—	(0.23)	$29.02	(7.58)%		1.97%	1.97%	0.82%	$1	—
March 22, 2007 through July 31, 2007(f)	$31.00	0.35	0.29	0.64	—	—	—	$31.64	2.06	%(e)	2.10%	2.10%	3.10%	$1	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Commencement of operations
(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

282 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2010	$14.50	(0.21)	(2.16)	(2.37)	—	—	—	$12.13	(16.34)%		1.58%	1.58%	(1.49)%	$203,468	1,300	%(d)
Year Ended July 31, 2009	$17.87	(0.17)	(3.12)	(3.29)	(0.08)	—	(0.08)	$14.50	(18.26)%		1.64%	1.64%	(1.16)%	$205,547	—
Year Ended July 31, 2008	$20.42	0.35	(2.17)	(1.82)	(0.73)	—	(0.73)	$17.87	(9.04)%		1.51%	1.51%	1.87%	$176,917	—
Year Ended July 31, 2007	$21.92	0.78	(0.92)	(0.14)	(1.36)	—	(1.36)	$20.42	(0.40)%		1.46%	1.46%	3.79%	$147,556	—
January 1, 2006 through July 31, 2006	$19.12	0.40	2.40	2.80	—	—	—	$21.92	14.64	%(e)	1.43%	1.43%	3.26%	$353,592	—
Year Ended December 31, 2005	$21.09	0.32	(1.91)	(1.59)	(0.38)	—	(0.38)	$19.12	(7.53)%		1.43%	1.43%	1.64%	$369,835	—
Service Class
Year Ended July 31, 2010	$14.20	(0.34)	(2.10)	(2.44)	—	—	—	$11.76	(17.11)%		2.58%	2.58%	(2.49)%	$8,582	1,300	%(d)
Year Ended July 31, 2009	$17.56	(0.31)	(3.05)	(3.36)	—	—	—	$14.20	(19.13)%		2.64%	2.64%	(2.16)%	$9,571	—
Year Ended July 31, 2008	$19.90	0.17	(2.13)	(1.96)	(0.38)	—	(0.38)	$17.56	(9.93)%		2.51%	2.51%	0.87%	$9,456	—
Year Ended July 31, 2007	$21.37	0.58	(0.92)	(0.34)	(1.13)	—	(1.13)	$19.90	(1.43)%		2.46%	2.46%	2.79%	$12,920	—
January 1, 2006 through July 31, 2006	$18.75	0.28	2.34	2.62	—	—	—	$21.37	13.97	%(e)	2.43%	2.43%	2.26%	$38,900	—
Year Ended December 31, 2005	$20.63	0.13	(1.87)	(1.74)	(0.14)	—	(0.14)	$18.75	(8.44)%		2.43%	2.43%	0.64%	$34,335	—
Class A
Year Ended July 31, 2010	$14.83	(0.21)	(2.22)	(2.43)	—	—	—	$12.40	(16.39)%		1.59%	1.59%	(1.50)%	$1	1,300	%(d)
Year Ended July 31, 2009	$18.31	(0.21)	(3.20)	(3.41)	(0.07)	—	(0.07)	$14.83	(18.52)%		1.89%	1.89%	(1.41)%	$1	—
Year Ended July 31, 2008	$20.40	0.30	(2.20)	(1.90)	(0.19)	—	(0.19)	$18.31	(9.37)%		1.76%	1.76%	1.62%	$1	—
March 22, 2007 through July 31, 2007(f)	$19.79	0.25	0.36	0.61	—	—	—	$20.40	3.08	%(e)	1.78%	1.78%	3.42%	$1	—
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2010	$27.59	(0.41)	0.76	0.35	—	(0.11)	(0.11)	$27.83	1.29%		1.55%	1.55%	(1.45)%	$26,540	1,300	%(d)
Year Ended July 31, 2009	$26.94	(0.23)	0.89 (g)	0.66	—	(0.01)	(0.01)	$27.59	2.44%		1.70%	1.58%	(0.78)%	$12,468	—
Year Ended July 31, 2008	$30.25	0.50	(2.96)	(2.46)	(0.85)	—	(0.85)	$26.94	(8.28)%		1.71%	1.51%	1.78%	$20,034	—
Year Ended July 31, 2007	$31.47	1.17	(1.24)	(0.07)	(1.15)	—	(1.15)	$30.25	(0.26)%		1.76%	1.48%	3.74%	$10,757	—
January 1, 2006 through July 31, 2006	$32.74	0.57	(1.84)	(1.27)	—	—	—	$31.47	(3.85)	%(e)	1.68%	1.68%	3.07%	$25,034	—
February 17, 2005 through
December 31, 2005(f)	$30.00	0.57	2.62	3.19	(0.25)	(0.20)	(0.45)	$32.74	10.60	%(e)	1.44%	1.37%	2.05%	$59,147	—
Service Class
Year Ended July 31, 2010	$27.15	(0.68)	0.75	0.07	—	(0.11)	(0.11)	$27.11	0.27%		2.55%	2.55%	(2.45)%	$1,535	1,300	%(d)
Year Ended July 31, 2009	$26.76	(0.52)	0.92 (g)	0.40	—	(0.01)	(0.01)	$27.15	1.49%		2.70%	2.58%	(1.78)%	$5,463	—
Year Ended July 31, 2008	$30.05	0.22	(2.96)	(2.74)	(0.55)	—	(0.55)	$26.76	(9.21)%		2.71%	2.51%	0.78%	$7,690	—
Year Ended July 31, 2007	$31.28	0.86	(1.22)	(0.36)	(0.87)	—	(0.87)	$30.05	(1.18)%		2.76%	2.48%	2.74%	$2,146	—
January 1, 2006 through July 31, 2006	$32.71	0.38	(1.81)	(1.43)	—	—	—	$31.28	(4.37)	%(e)	2.68%	2.68%	2.07%	$2,572	—
February 17, 2005 through
December 31, 2005(f)	$30.00	0.30	2.61	2.91	—	(0.20)	(0.20)	$32.71	9.69	%(e)	2.44%	2.37%	1.05%	$443	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(e)	Not annualized for periods less than one year.
(f)	Commencement of operations
(g)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 283

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of benefical interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2010	$27.41	(0.44)	(1.02)	(1.46)	—	—	—	$25.95	(5.33)%		1.73%	1.70%	(1.63)%	$20,290	1,298	%(d)
Year Ended July 31, 2009	$31.36	(0.38)	(2.02)	(2.40)	(1.55)	—	(1.55)	$27.41	(7.51)%		1.88%	1.88%	(1.40)%	$40,733	—
Year Ended July 31, 2008	$30.31	0.69	2.85	3.54	(0.43)	(2.06)	(2.49)	$31.36	12.23%		1.49%	1.49%	2.20%	$33,443	—
Year Ended July 31, 2007	$29.18	1.12	1.00	2.12	(0.99)	—	(0.99)	$30.31	7.41%		1.43%	1.43%	3.80%	$100,038	—
January 1, 2006 through July 31, 2006	$27.21	0.55	1.42	1.97	—	—	—	$29.18	7.24	%(e)	1.50%	1.50%	3.29%	$84,232	—
February 17, 2005 through
December 31, 2005(f)	$30.00	0.39	(2.83)	(2.44)	(0.35)	—	(0.35)	$27.21	(8.14	)%(e)	2.13%	1.88%	1.59%	$16,645	—
Service Class
Year Ended July 31, 2010	$27.45	(0.71)	(1.02)	(1.73)	—	—	—	$25.72	(6.30)%		2.73%	2.70%	(2.63)%	$372	1,298	%(d)
Year Ended July 31, 2009	$31.15	(0.65)	(2.01)	(2.66)	(1.04)	—	(1.04)	$27.45	(8.42)%		2.88%	2.88%	(2.40)%	$971	—
Year Ended July 31, 2008	$30.09	0.38	2.83	3.21	(0.09)	(2.06)	(2.15)	$31.15	11.07%		2.49%	2.49%	1.20%	$1,782	—
Year Ended July 31, 2007	$28.94	0.83	0.98	1.81	(0.66)	—	(0.66)	$30.09	6.35%		2.43%	2.43%	2.80%	$4,156	—
January 1, 2006 through July 31, 2006	$27.15	0.38	1.41	1.79	—	—	—	$28.94	6.59	%(e)	2.50%	2.50%	2.29%	$3,487	—
February 17, 2005 through
December 31, 2005(f)	$30.00	0.16	(2.83)	(2.67)	(0.18)	—	(0.18)	$27.15	(8.90	)%(e)	3.13%	2.88%	0.59%	$3,607	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(e)	Not annualized for periods less than one year.
(f)	Commencement of operations

See accompanying notes to the financial statements.

Notes to Financial Statements :: 287

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is classified as “nondiversified” under the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) has two classes of shares outstanding: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund have three classes of shares outstanding: the Investor Class, Service Class and Class A. Effective October 1, 2010, Class A shares will no longer be available for purchase or exchange.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Class A shares incur a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by the ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

288 :: Notes to Financial Statements

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur a dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund also may be required to pay a premium, which would increase the cost of the security sold. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of July 31, 2010, there were no short sale transactions.

When-Issued Securities

Each ProFund may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund’s records. As of July 31, 2010, the ProFunds did not hold any when-issued securities.

Foreign Currency Transactions

Each ProFund, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in or receive revenues in foreign currencies. The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund’s investment objective. Options held during the year ended July 31, 2010, were used as a hedge to limit each ProFund’s market exposure. All other derivative instruments held during the year ended July 31, 2010, gained exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with investment securities to meet its investment objective during the year ended July 31, 2010. The volume associated with derivative positions in the Bull ProFund, Mid-Cap ProFund, and NASDAQ-100 ProFund was 34%, 42%, and 51%, respectively, based on average monthly notional amount in comparison to net assets during the year ended July 31, 2010.

With the exception of the Bull ProFund, Mid-Cap ProFund, and NASDAQ-100 ProFund, the notional amount of the open derivative positions relative to each ProFund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period for each respective ProFund.

The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Notes to Financial Statements :: 289

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The ProFunds use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash. All option contracts held as of July 31, 2010 are exchange traded.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of July 31, 2010, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFunds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

290 :: Notes to Financial Statements

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. A ProFund will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

Swap Agreements

The ProFunds may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund. The ProFunds use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated tri-party account by the ProFund’s custodian. When a ProFund is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund is a payer of the return, the ProFund pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements.”

The Trust, on behalf of a ProFund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund bears the counterparty risk, i.e. the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at July 31, 2010 contractually terminate within one month, but may be terminated without penalty by either party daily. Upon termination, the ProFund is entitled to pay or receive the “unrealized gain or loss” amount.

Notes to Financial Statements :: 291

The ProFund, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the Funds’ Statements of Assets and Liabilities as of July 31, 2010:
	Assets				Liabilities

				Unrealized			Unrealized
		Variation	Unrealized	appreciation	Variation	Unrealized	depreciation
		margin on	gain	on forward	margin on	loss	on forward
	Securities,	futures	on swap	currency	futures	on swap	currency
Fund	at value*	contracts**	agreements	contracts	contracts**	agreements	contracts

Equity Risk Exposure:
Bull ProFund	$–	$75,262	$–	$–	$–	$108,696	$–
Mid-Cap ProFund	–	45,345	–	–	–	89,155	–
Small-Cap ProFund	–	39,933	–	–	–	375,851	–
NASDAQ-100 ProFund	–	45,891	–	–	–	384,143	–
Europe 30 ProFund	–	–	–	–	1,130	–	–
UltraBull ProFund	–	370,994	–	–	–	1,252,829	–
UltraMid-Cap ProFund	–	414,064	–	–	–	498,302	–
UltraSmall-Cap ProFund	–	–	–	–	–	1,181,721	–
UltraDow 30 ProFund	–	20,004	–	–	–	106,774	–
UltraNASDAQ-100 ProFund	–	402,290	–	–	–	1,885,443	–
UltraInternational ProFund	–	146,151	–	–	–	144,345	–
UltraEmerging Markets ProFund	–	–	201,798	–	–	–	–
UltraLatin America ProFund	–	–	429,979	–	–	–	–
UltraChina ProFund	–	–	14,577	–	–	–	–
UltraJapan ProFund	–	329,649	–	–	–	32,725	–
Bear ProFund	–	–	–	–	157,927	6,586	–
Short Small-Cap ProFund	–	–	–	–	16,711	7,746	–
Short NASDAQ-100 ProFund	–	–	88,227	–	–	–	–
UltraBear ProFund	–	11,033	–	–	–	10,477	–
UltraShort Mid-Cap ProFund	–	–	5,282	–	11,187	24,609	–
UltraShort Small-Cap ProFund	–	–	–	–	149,368	18,209	–
UltraShort Dow 30 ProFund	–	–	133,400	–	154,572	–	–
UltraShort NASDAQ-100 ProFund	–	–	–	–	98,674	124,305	–
UltraShort International ProFund	–	–	58,321	–	138,325	–	–
UltraShort Emerging Markets ProFund	–	–	–	–	–	33,496	–
UltraShort Latin America ProFund	–	–	–	–	–	70,373	–
UltraShort China ProFund	–	–	–	–	–	16,791	–
UltraShort Japan ProFund	2,250	293,625	13,791	–	–	–	–
Banks UltraSector ProFund	–	–	–	–	–	191,964	–
Basic Materials UltraSector ProFund	–	–	–	–	–	200,748	–
Biotechnology UltraSector ProFund	–	–	–	–	–	21,494	–
Consumer Goods UltraSector ProFund	–	–	–	–	–	32,081	–
Consumer Services UltraSector ProFund	–	–	–	–	–	9,754	–
Financials UltraSector ProFund	–	–	–	–	–	63,483	–
Health Care UltraSector ProFund	–	–	4,034	–	–	166	–
Industrials UltraSector ProFund	–	–	2,932	–	–	9,258	–
Internet UltraSector ProFund	–	–	–	–	–	192,285	–
Mobile Telecommunications
UltraSector ProFund	–	–	–	–	–	53,286	–
Oil & Gas UltraSector ProFund	–	–	–	–	–	264,239	–

292 :: Notes to Financial Statements

	Assets				Liabilities

				Unrealized			Unrealized
		Variation	Unrealized	appreciation	Variation	Unrealized	depreciation
		margin on	gain	on forward	margin on	loss	on forward
	Securities,	futures	on swap	currency	futures	on swap	currency
Fund	at value*	contracts**	agreements	contracts	contracts**	agreements	contracts

Oil Equipment, Services & Distribution UltraSector ProFund	$–	$–	$15,191	$–	$–	$–	$–
Pharmaceuticals UltraSector ProFund	–	–	6,070	–	–	3,703	–
Precious Metals UltraSector ProFund	–	–	–	–	–	1,858,819	–
Real Estate UltraSector ProFund	–	–	–	–	–	156,226	–
Semiconductor UltraSector ProFund	–	–	–	–	–	556,890	–
Technology UltraSector ProFund	–	–	–	–	–	143,350	–
Telecommunications UltraSector ProFund	–	–	24,599	–	–	–	–
Utilities UltraSector ProFund	–	–	–	–	–	455,080	–
Short Oil & Gas ProFund	–	–	–	–	–	250,218	–
Short Precious Metals ProFund	–	–	–	–	–	477,978	–
Short Real Estate ProFund	–	–	–	–	–	361,336	–

Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	–	–	–	3,897	267,295	–	120,022
Falling U.S. Dollar ProFund	–	136,225	–	71,269	–	–	755

Interest Rate Risk Exposure:
U.S. Government Plus ProFund	–	243,015	–	–	–	845,238	–
Rising Rates Opportunity 10 ProFund	484	–	–	–	34,398	1,030,427	–
Rising Rates Opportunity ProFund	1,937	13,907	–	–	–	4,919,066	–

*	For options purchased.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Funds’ Statements of Operations for the year ended July 31, 2010:
	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations				Net Change in Unrealized Appreciation
					(Depreciation) on Derivatives Recognized as a Result from Operations

	Net	Net	Net	Net realized
	realized	realized	realized	gain (loss)	Change in
	gain (loss)	gain (loss)	gain (loss)	on forward	Net Unrealized
	on	on futures	on swap	currency	Appreciation/Depreciation
Fund	investments*	contracts	agreements	contracts	on Investments

Equity Risk Exposure:
Bull ProFund	$–	$(600,627)	$167,545	$–	$(157,859)
Mid-Cap ProFund	–	(982,958)	(624,050)	–	(100,029)
Small-Cap ProFund	–	(2,668,859)	1,469,101	–	(435,801)
NASDAQ-100 ProFund	–	(386,693)	3,316,567	–	(201,601)
Europe 30 ProFund	–	44,990	–	–	(1,130)
UltraBull ProFund	–	3,856,137	5,049,662	–	(4,426,721)
UltraMid-Cap ProFund	–	7,165,343	8,543,453	–	(247,717)
UltraSmall-Cap ProFund	–	(410,464)	604,183	–	(1,351,293)
UltraDow 30 ProFund	–	159,475	2,895,664	–	(161,579)
UltraNASDAQ-100 ProFund	–	(773,229)	22,610,647	–	(922,653)
UltraInternational ProFund	–	778,855	(121,226)	–	(679,579)
UltraEmerging Markets ProFund	–	–	5,462,640	–	338,644
UltraLatin America ProFund	–	–	6,030,758	–	656,865
UltraChina ProFund	–	–	(3,306,471)	–	1,349,287
UltraJapan ProFund	–	(4,532,796)	(95,359)	–	(3,152,183)
Bear ProFund	(1,530)	(7,629,481)	(19,639,376)	–	2,275,478
Short Small-Cap ProFund	(2,144)	(1,970,435)	(8,695,685)	–	156,377
Short NASDAQ-100 ProFund	(145)	209,991	(5,676,354)	–	85,649
UltraBear ProFund	(7,225)	(11,725,434)	(38,883,832)	–	2,030,256
UltraShort Mid-Cap ProFund	–	(1,141,865)	(3,187,969)	–	99,700
UltraShort Small-Cap ProFund	(8,575)	(3,976,663)	(17,374,333)	–	251,236

Notes to Financial Statements :: 293

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations				Net Change in Unrealized Appreciation
					(Depreciation) on Derivatives Recognized as a Result from Operations

	Net	Net	Net	Net realized
	realized	realized	realized	gain (loss)	Change in
	gain (loss)	gain (loss)	gain (loss)	on forward	Net Unrealized
	on	on futures	on swap	currency	Appreciation/Depreciation
Fund	investments*	contracts	agreements	contracts	on Investments

UltraShort Dow 30 ProFund	$–	$(42,496)	$(4,012,173)	$–	$257,939
UltraShort NASDAQ-100 ProFund	(1,160)	(1,494,535)	(18,600,570)	–	171,435
UltraShort International ProFund	–	(503,982)	(5,208,079)	–	711,791
UltraShort Emerging Markets ProFund	–	–	(8,415,312)	–	425,963
UltraShort Latin America ProFund	–	–	(8,186,616)	–	616,918
UltraShort China ProFund	–	–	(1,878,280)	–	153,986
UltraShort Japan ProFund	(65,700)	(1,254,159)	21,640	–	458,058
Banks UltraSector ProFund	–	–	318,528	–	(332,542)
Basic Materials UltraSector ProFund	–	–	4,573,430	–	(571,294)
Biotechnology UltraSector ProFund	–	–	(1,537,107)	–	156,245
Consumer Goods UltraSector ProFund	–	–	116,988	–	(107,988)
Consumer Services UltraSector ProFund	–	–	(153,846)	–	(26,201)
Financials UltraSector ProFund	–	–	784,007	–	(145,186)
Health Care UltraSector ProFund	–	–	265,953	–	(13,565)
Industrials UltraSector ProFund	–	–	248,058	–	(43,565)
Internet UltraSector ProFund	–	–	2,082,382	–	(40,790)
Mobile Telecommunications UltraSector ProFund	–	–	(1,117,999)	–	307,264
Oil & Gas UltraSector ProFund	–	–	(288,636)	–	470,824
Oil Equipment, Services & Distribution UltraSector ProFund	–	–	568,216	–	422,172
Pharmaceuticals UltraSector ProFund	–	–	303,114	–	45,942
Precious Metals UltraSector ProFund	–	–	14,113,247	–	(1,060,347)
Real Estate UltraSector ProFund	–	–	2,579,572	–	(211,728)
Semiconductor UltraSector ProFund	–	–	518,949	–	(506,667)
Technology UltraSector ProFund	–	–	442,185	–	(68,831)
Telecommunications UltraSector ProFund		–	23,427	–	2,549
Utilities UltraSector ProFund	–	–	934,258	–	(345,328)
Short Oil & Gas ProFund	–	–	(4,525,022)	–	(217,158)
Short Precious Metals ProFund	–	–	(3,070,450)	–	67,527
Short Real Estate ProFund	–	–	(26,344,278)	–	1,042,723
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	–	311,103	–	5,986,591	(74,349)
Falling U.S. Dollar ProFund	–	(114,050)	–	(74,987)	(392,785)
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	–	(355,152)	7,556,946	–	(1,405,985)
Rising Rates Opportunity 10 ProFund	(1,850)	(368,196)	(7,017,742)	–	34,373
Rising Rates Opportunity ProFund	(7,399)	(2,451,591)	(47,294,201)	–	9,082,351

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one ProFund, or jointly with an affiliate, are allocated among the respective ProFunds and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

294 :: Notes to Financial Statements

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax”differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, Ultra Japan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as “Fees paid indirectly.”

3.	Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical assets
•	Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3–significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities, of sufficient credit quality and maturing in sixty days or less may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

Notes to Financial Statements :: 295

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended July 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of July 31, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

Bull ProFund
Common Stocks	$24,935,618	$–	$–	$–	$24,935,618	$–
Repurchase Agreements	–	–	24,413,000	–	24,413,000	–
Futures Contracts	–	75,262	–	–	–	75,262
Swap Agreements	–	–	–	(108,696)	–	(108,696)

Total	$24,935,618	$75,262	$24,413,000	$(108,696)	$49,348,618	$(33,434)

Mid-Cap ProFund
Common Stocks	$7,727,972	$–	$–	$–	$7,727,972	$–
Repurchase Agreements	–	–	13,526,000	–	13,526,000	–
Futures Contracts	–	45,345	–	–	–	45,345
Swap Agreements	–	–	–	(89,155)	–	(89,155)

Total	$7,727,972	$45,345	$13,526,000	$(89,155)	$21,253,972	$(43,810)

Small-Cap ProFund
Common Stocks	$8,260,734	$–	$–	$–	$8,260,734	$–
Repurchase Agreements	–	–	22,629,000	–	22,629,000	–
Futures Contracts	–	39,933	–	–	–	39,933
Swap Agreements	–	–	–	(375,851)	–	(375,851)

Total	$8,260,734	$39,933	$22,629,000	$(375,851)	$30,889,734	$(335,918)

NASDAQ-100 ProFund
Common Stocks	$13,845,689	$–	$–	$–	$13,845,689	$–
Repurchase Agreements	–	–	32,559,000	–	32,559,000	–
Futures Contracts	–	45,891	–	–	–	45,891
Swap Agreements	–	–	–	(384,143)	–	(384,143)

Total	$13,845,689	$45,891	$32,559,000	$(384,143)	$46,404,689	$(338,252)

Large-Cap Value ProFund
Common Stocks	$14,210,757	$–	$–	$–	$14,210,757	$–
Repurchase Agreements	–	–	97,000	–	97,000	–

Total	$14,210,757	$–	$97,000	$–	$14,307,757	$–

Large-Cap Growth ProFund
Common Stocks	$8,534,451	$–	$–	$–	$8,534,451	$–
Repurchase Agreements	–	–	75,000	–	75,000	–

Total	$8,534,451	$–	$75,000	$–	$8,609,451	$–

296 :: Notes to Financial Statements

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

Mid-Cap Value ProFund
Common Stocks	$15,416,228	$–	$–	$–	$15,416,228	$–
Repurchase Agreements	–	–	28,000	–	28,000	–

Total	$15,416,228	$–	$28,000	$–	$15,444,228	$–

Mid-Cap Growth ProFund
Common Stocks	$12,908,049	$–	$–	$–	$12,908,049	$–
Repurchase Agreements	–	–	43,000	–	43,000	–

Total	$12,908,049	$–	$43,000	$–	$12,951,049	$–

Small-Cap Value ProFund
Common Stocks	$7,108,208	$–	$–	$–	$7,108,208	$–
Repurchase Agreements	–	–	96,000	–	96,000	–

Total	$7,108,208	$–	$96,000	$–	$7,204,208	$–

Small-Cap Growth ProFund
Common Stocks	$33,502,505	$–	$–	$–	$33,502,505	$–
Repurchase Agreements	–	–	24,000	–	24,000	–

Total	$33,502,505	$–	$24,000	$–	$33,526,505	$–

Europe 30 ProFund
Common Stocks	$12,622,268	$–	$–	$–	$12,622,268	$–
Repurchase Agreements	–	–	52,000	–	52,000	–
Futures Contracts	–	(1,130)	–	–	–	(1,130)

Total	$12,622,268	$(1,130)	$52,000	$–	$12,674,268	$(1,130)

UltraBull ProFund
Common Stocks	$76,365,331	$–	$–	$–	$76,365,331	$–
Repurchase Agreements	–	–	38,114,000	–	38,114,000	–
Futures Contracts	–	370,994	–	–	–	370,994
Swap Agreements	–	–	–	(1,252,829)	–	(1,252,829)

Total	$76,365,331	$370,994	$38,114,000	$(1,252,829)	$114,479,331	$(881,835)

UltraMid-Cap ProFund
Common Stocks	$24,208,376	$–	$–	$–	$24,208,376	$–
Repurchase Agreements	–	–	10,616,000	–	10,616,000	–
Futures Contracts	–	414,064	–	–	–	414,064
Swap Agreements	–	–	–	(498,302)	–	(498,302)

Total	$24,208,376	$414,064	$10,616,000	$(498,302)	$34,824,376	$(84,238)

UltraSmall-Cap ProFund
Common Stocks	$14,013,770	$–	$–	$–	$14,013,770	$–
Repurchase Agreements	–	–	28,325,000	–	28,325,000	–
Swap Agreements	–	–	–	(1,181,721)	–	(1,181,721)

Total	$14,013,770	$–	$28,325,000	$(1,181,721)	$42,338,770	$(1,181,721)

UltraDow 30 ProFund
Common Stocks	$6,022,355	$–	$–	$–	$6,022,355	$–
Repurchase Agreements	–	–	5,288,000	–	5,288,000	–
Futures Contracts	–	20,004	–	–	–	20,004
Swap Agreements	–	–	–	(106,774)	–	(106,774)

Total	$6,022,355	$20,004	$5,288,000	$(106,774)	$11,310,355	$(86,770)

Notes to Financial Statements :: 297

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

UltraNASDAQ-100 ProFund
Common Stocks	$68,389,313	$–	$–	$–	$68,389,313	$–
Repurchase Agreements	–	–	43,351,000	–	43,351,000	–
Futures Contracts	–	402,290	–	–	–	402,290
Swap Agreements	–	–	–	(1,885,443)	–	(1,885,443)

Total	$68,389,313	$402,290	$43,351,000	$(1,885,443)	$111,740,313	$(1,483,153)

UltraInternational ProFund
Repurchase Agreements	$–	$–	$11,299,000	$–	$11,299,000	$–
Futures Contracts	–	146,151	–	–	–	146,151
Swap Agreements	–	–	–	(144,345)	–	(144,345)

Total	$–	$146,151	$11,299,000	$(144,345)	$11,299,000	$1,806

UltraEmerging Markets ProFund
Common Stocks	$44,532,990	$–	$–	$–	$44,532,990	$–
Preferred Stocks	5,621,733	–	–	–	5,621,733	–
Repurchase Agreements	–	–	20,112,000	–	20,112,000	–
Swap Agreements	–	–	–	201,798	–	201,798

Total	$50,154,723	$–	$20,112,000	$201,798	$70,266,723	$201,798

UltraLatin America ProFund
Common Stocks	$29,653,003	$–	$–	$–	$29,653,003	$–
Preferred Stocks	6,741,165	–	–	–	6,741,165	–
Repurchase Agreements	–	–	12,374,000	–	12,374,000	–
Swap Agreements	–	–	–	429,979	–	429,979

Total	$36,394,168	$–	$12,374,000	$429,979	$48,768,168	$429,979

UltraChina ProFund
Common Stocks	$14,374,731	$–	$–	$–	$14,374,731	$–
Repurchase Agreements	–	–	5,839,000	–	5,839,000	–
Swap Agreements	–	–	–	14,577	–	14,577

Total	$14,374,731	$–	$5,839,000	$14,577	$20,213,731	$14,577

UltraJapan ProFund
Repurchase Agreements	$–	$–	$12,674,000	$–	$12,674,000	$–
Futures Contracts	–	329,649	–	–	–	329,649
Swap Agreements	–	–	–	(32,725)	–	(32,725)

Total	$–	$329,649	$12,674,000	$(32,725)	$12,674,000	$296,924

Bear ProFund
Repurchase Agreements	$–	$–	$104,439,000	$–	$104,439,000	$–
Futures Contracts	–	(157,927)	–	–	–	(157,927)
Swap Agreements	–	–	–	(6,586)	–	(6,586)

Total	$–	$(157,927)	$104,439,000	$(6,586)	$104,439,000	$(164,513)

Short Small-Cap ProFund
Repurchase Agreements	$–	$–	$14,682,000	$–	$14,682,000	$–
Futures Contracts	–	(16,711)	–	–	–	(16,711)
Swap Agreements	–	–	–	(7,746)	–	(7,746)

Total	$–	$(16,711)	$14,682,000	$(7,746)	$14,682,000	$(24,457)

Short NASDAQ-100 ProFund
Repurchase Agreements	$–	$–	$7,038,000	$–	$7,038,000	$–
Swap Agreements	–	–	–	88,227	–	88,227

Total	$–	$–	$7,038,000	$88,227	$7,038,000	$88,227

298 :: Notes to Financial Statements

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

UltraBear ProFund
Repurchase Agreements	$–	$–	$78,264,000	$–	$78,264,000	$–
Futures Contracts	–	11,033	–	–	–	11,033
Swap Agreements	–	–	–	(10,477)	–	(10,477)

Total	$–	$11,033	$78,264,000	$(10,477)	$78,264,000	$556

UltraShort Mid-Cap ProFund
Repurchase Agreements	$–	$–	$4,715,000	$–	$4,715,000	$–
Futures Contracts	–	(11,187)	–	–	–	(11,187)
Swap Agreements	–	–	–	(19,327)	–	(19,327)

Total	$–	$(11,187)	$4,715,000	$(19,327)	$4,715,000	$(30,514)

UltraShort Small-Cap ProFund
Repurchase Agreements	$–	$–	$24,270,000	$–	$24,270,000	$–
Futures Contracts	–	(149,368)	–	–	–	(149,368)
Swap Agreements	–	–	–	(18,209)	–	(18,209)

Total	$–	$(149,368)	$24,270,000	$(18,209)	$24,270,000	$(167,577)

UltraShort Dow 30 ProFund
Repurchase Agreements	$–	$–	$14,997,000	$–	$14,997,000	$–
Futures Contracts	–	(154,572)	–	–	–	(154,572)
Swap Agreements	–	–	–	133,400	–	133,400

Total	$–	$(154,572)	$14,997,000	$133,400	$14,997,000	$(21,172)

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$–	$–	$32,992,000	$–	$32,992,000	$–
Futures Contracts	–	(98,674)	–	–	–	(98,674)
Swap Agreements	–	–	–	(124,305)	–	(124,305)

Total	$–	$(98,674)	$32,992,000	$(124,305)	$32,992,000	$(222,979)

UltraShort International ProFund
Repurchase Agreements	$–	$–	$14,847,000	$–	$14,847,000	$–
Futures Contracts	–	(138,325)	–	–	–	(138,325)
Swap Agreements	–	–	–	58,321	–	58,321

Total	$–	$(138,325)	$14,847,000	$58,321	$14,847,000	$(80,004)

UltraShort Emerging Markets ProFund
Repurchase Agreements	$–	$–	$6,802,000	$–	$6,802,000	$–
Swap Agreements	–	–	–	(33,496)	–	(33,496)

Total	$–	$–	$6,802,000	$(33,496)	$6,802,000	$(33,496)

UltraShort Latin America ProFund
Repurchase Agreements	$–	$–	$4,532,000	$–	$4,532,000	$–
Swap Agreements	–	–	–	(70,373)	–	(70,373)

Total	$–	$–	$4,532,000	$(70,373)	$4,532,000	$(70,373)

UltraShort China ProFund
Repurchase Agreements	$–	$–	$5,097,000	$–	$5,097,000	$–
Swap Agreements	–	–	–	(16,791)	–	(16,791)

Total	$–	$–	$5,097,000	$(16,791)	$5,097,000	$(16,791)

Notes to Financial Statements :: 299

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

UltraShort Japan ProFund
Repurchase Agreements	$–	$–	$3,540,000	$–	$3,540,000	$–
Options Purchased	–	–	2,250	–	2,250	–
Futures Contracts	–	293,625	–	–	–	293,625
Swap Agreements	–	–	–	13,791	–	13,791

Total	$–	$293,625	$3,542,250	$13,791	$3,542,250	$307,416

Banks UltraSector ProFund
Common Stocks	$10,947,154	$–	$–	$–	$10,947,154	$–
Repurchase Agreements	–	–	4,863,000	–	4,863,000	–
Swap Agreements	–	–	–	(191,964)	–	(191,964)

Total	$10,947,154	$–	$4,863,000	$(191,964)	$15,810,154	$(191,964)

Basic Materials UltraSector ProFund
Common Stocks	$19,285,294	$–	$–	$–	$19,285,294	$–
Repurchase Agreements	–	–	10,137,000	–	10,137,000	–
Swap Agreements	–	–	–	(200,748)	–	(200,748)

Total	$19,285,294	$–	$10,137,000	$(200,748)	$29,422,294	$(200,748)

Biotechnology UltraSector ProFund
Common Stocks	$5,986,958	$–	$–	$–	$5,986,958	$–
Repurchase Agreements	–	–	2,384,000	–	2,384,000	–
Swap Agreements	–	–	–	(21,494)	–	(21,494)

Total	$5,986,958	$–	$2,384,000	$(21,494)	$8,370,958	$(21,494)

Consumer Goods UltraSector ProFund
Common Stocks	$2,342,592	$–	$–	$–	$2,342,592	$–
Repurchase Agreements	–	–	1,099,000	–	1,099,000	–
Swap Agreements	–	–	–	(32,081)	–	(32,081)

Total	$2,342,592	$–	$1,099,000	$(32,081)	$3,441,592	$(32,081)

Consumer Services UltraSector ProFund
Common Stocks	$1,946,818	$–	$–	$–	$1,946,818	$–
Repurchase Agreements	–	–	531,000	–	531,000	–
Swap Agreements	–	–	–	(9,754)	–	(9,754)

Total	$1,946,818	$–	$531,000	$(9,754)	$2,477,818	$(9,754)

Financials UltraSector ProFund
Common Stocks	$7,762,131	$–	$–	$–	$7,762,131	$–
Repurchase Agreements	–	–	2,897,000	–	2,897,000	–
Swap Agreements	–	–	–	(63,483)	–	(63,483)

Total	$7,762,131	$–	$2,897,000	$(63,483)	$10,659,131	$(63,483)

Health Care UltraSector ProFund
Common Stocks	$2,507,409	$–	$–	$–	$2,507,409	$–
Repurchase Agreements	–	–	897,000	–	897,000	–
Swap Agreements	–	–	–	3,868	–	3,868

Total	$2,507,409	$–	$897,000	$3,868	$3,404,409	$3,868

300 :: Notes to Financial Statements

				LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices			Observable Inputs		Total

	Investment		Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities		Instruments^	Securities	Instruments^	Securities	Instruments^

Industrials UltraSector ProFund
Common Stocks	$3,887,953		$–	$–	$–	$3,887,953	$–
Repurchase Agreements	–		–	1,764,000	–	1,764,000	–
Swap Agreements	–		–	–	(6,326)	–	(6,326)

Total	$3,887,953		$–	$1,764,000	$(6,326)	$5,651,953	$(6,326)

Internet UltraSector ProFund
Common Stocks	$9,345,858		$–	$–	$–	$9,345,858	$–
Repurchase Agreements		–	–	3,414,000	–	3,414,000	–
Swap Agreements	–		–	–	(192,285)	–	(192,285)

Total	$9,345,858		$–	$3,414,000	$(192,285)	$12,759,858	$(192,285)

Mobile Telecommunications UltraSector ProFund
Common Stocks	$2,634,653		$–	$–	$–	$2,634,653	$–
Repurchase Agreements		–	–	944,000	–	944,000	–
Swap Agreements	–		–	–	(53,286)	–	(53,286)

Total	$2,634,653		$–	$944,000	$(53,286)	$3,578,653	$(53,286)

Oil & Gas UltraSector ProFund
Common Stocks	$29,075,102		$–	$–	$–	$29,075,102	$–
Repurchase Agreements		–	–	10,492,000	–	10,492,000	–
Swap Agreements		–	–	–	(264,239)	–	(264,239)

Total	$29,075,102		$–	$10,492,000	$(264,239)	$39,567,102	$(264,239)

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$10,744,082		$–	$–	$–	$10,744,082	$–
Repurchase Agreements		–	–	4,400,000	–	4,400,000	–
Swap Agreements		–	–	–	15,191	–	15,191

Total	$10,744,082		$–	$4,400,000	$15,191	$15,144,082	$15,191

Pharmaceuticals UltraSector ProFund
Common Stocks	$1,242,021		$–	$–	$–	$1,242,021	$–
Repurchase Agreements		–	–	572,000	–	572,000	–
Swap Agreements		–	–	–	2,367	–	2,367

Total	$1,242,021		$–	$572,000	$2,367	$1,814,021	$2,367

Precious Metals UltraSector ProFund
Repurchase Agreements	$–		$–	$65,155,000	$–	$65,155,000	$–
Swap Agreements	–		–	–	(1,858,819)	–	(1,858,819)

Total	$–		$–	$65,155,000	$(1,858,819)	$65,155,000	$(1,858,819)

Real Estate UltraSector ProFund
Common Stocks	$19,420,724		$–	$–	$–	$19,420,724	$–
Repurchase Agreements	–		–	9,887,000	–	9,887,000	–
Swap Agreements	–		–	–	(156,226)	–	(156,226)

Total	$19,420,724		$–	$9,887,000	$(156,226)	$29,307,724	$(156,226)

Notes to Financial Statements :: 301

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

Semiconductor UltraSector ProFund
Common Stocks	$9,058,443	$–	$–	$–	$9,058,443	$–
Repurchase Agreements	–	–	4,369,000	–	4,369,000	–
Swap Agreements	–	–	–	(556,890)	–	(556,890)

Total	$9,058,443	$–	$4,369,000	$(556,890)	$13,427,443	$(556,890)

Technology UltraSector ProFund
Common Stocks	$7,236,275	$–	$–	$–	$7,236,275	$–
Repurchase Agreements	–	–	3,320,000	–	3,320,000	–
Swap Agreements	–	–	–	(143,350)	–	(143,350)

Total	$7,236,275	$–	$3,320,000	$(143,350)	$10,556,275	$(143,350)

Telecommunications UltraSector ProFund
Common Stocks	$1,566,295	$–	$–	$–	$1,566,295	$–
Repurchase Agreements	–	–	573,000	–	573,000	–
Swap Agreements	–	–	–	24,599	–	24,599

Total	$1,566,295	$–	$573,000	$24,599	$2,139,295	$24,599

Utilities UltraSector ProFund
Common Stocks	$12,033,136	$–	$–	$–	$12,033,136	$–
Repurchase Agreements	–	–	5,731,000	–	5,731,000	–
Swap Agreements	–	–	–	(455,080)	–	(455,080)

Total	$12,033,136	$–	$5,731,000	$(455,080)	$17,764,136	$(455,080)

Short Oil & Gas ProFund
Repurchase Agreements	$–	$–	$99,556,000	$–	$99,556,000	$–
Swap Agreements	–	–	–	(250,218)	–	(250,218)

Total	$–	$–	$99,556,000	$(250,218)	$99,556,000	$(250,218)

Short Precious Metals ProFund
Repurchase Agreements	$–	$–	$23,842,000	$–	$23,842,000	$–
Swap Agreements	–	–	–	(477,978)	–	(477,978)

Total	$–	$–	$23,842,000	$(477,978)	$23,842,000	$(477,978)

Short Real Estate ProFund
Repurchase Agreements	$–	$–	$20,111,000	$–	$20,111,000	$–
Swap Agreements	–	–	–	(361,336)	–	(361,336)

Total	$–	$–	$20,111,000	$(361,336)	$20,111,000	$(361,336)

U.S. Government Plus ProFund
U.S. Treasury Obligations	$32,466,250	$–	$–	$–	$32,466,250	$–
Repurchase Agreements	–	–	113,226,000	–	113,226,000	–
Futures Contracts	–	243,015	–	–	–	243,015
Swap Agreements	–	–	–	(845,238)	–	(845,238)

Total	$32,466,250	$243,015	$113,226,000	$(845,238)	$145,692,250	$(602,223)

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$–	$–	$64,845,000	$–	$64,845,000	$–
Options Purchased	–	–	484	–	484	–
Futures Contracts	–	(34,398)	–	–	–	(34,398)
Swap Agreements	–	–	–	(1,030,427)	–	(1,030,427)

Total	$–	$(34,398)	$64,845,484	$(1,030,427)	$64,845,484	$(1,064,825)

302 :: Notes to Financial Statements

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

Rising Rates Opportunity ProFund
Repurchase Agreements	$–	$–	$178,083,000	$–	$178,083,000	$–
Options Purchased	–	–	1,937	–	1,937	–
Futures Contracts	–	13,907	–	–	–	13,907
Swap Agreements	–	–	–	(4,919,066)	–	(4,919,066)

Total	$–	$13,907	$178,084,937	$(4,919,066)	$178,084,937	$(4,905,159)

Rising U.S. Dollar ProFund
Repurchase Agreements	$–	$–	$26,110,000	$–	$26,110,000	$–
Futures Contracts	–	(267,295)	–	–	–	(267,295)
Forward Currency Contracts	–	–	–	(116,125)	–	(116,125)

Total	$–	$(267,295)	$26,110,000	$(116,125)	$26,110,000	$(383,420)

Falling U.S. Dollar ProFund
Repurchase Agreements	$–	$–	$17,910,000	$–	$17,910,000	$–
Futures Contracts	–	136,225	–	–	–	136,225
Forward Currency Contracts	–	–	–	70,514	–	70,514

Total	$–	$136,225	$17,910,000	$70,514	$17,910,000	$206,739

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of July 31, 2010 from the valuation input levels used on January 31, 2010.

4.	Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”) adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

Notes to Financial Statements :: 303

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each ProFund’s average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each ProFund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

The Distributor did not receive any commissions from the sale of Class A Shares of the Funds during the year ended July 31, 2010.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $168,000 ($336,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and affiliated Trusts for the year ended July 31, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period December 1, 2009			For the Period December 1, 2008
	through November 30, 2010			through November 30, 2009

	Investor	Service		Investor	Service
	Class	Class	Class A	Class	Class	Class A

Bull ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Mid-Cap ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Small-Cap ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
NASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Large-Cap Value ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Large-Cap Growth ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Mid-Cap Value ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Mid-Cap Growth ProFund	1.95%	2.95%	N/A	1.68%	2.68%	N/A
Small-Cap Value ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Small-Cap Growth ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Europe 30 ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraBull ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraMid-Cap ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraSmall-Cap ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraDow 30 ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraNASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraInternational ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraEmerging Markets ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraLatin America ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraChina ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A

304 :: Notes to Financial Statements

	For the Period December 1, 2009			For the Period December 1, 2008
	through November 30, 2010			through November 30, 2009

	Investor	Service		Investor	Service
	Class	Class	Class A	Class	Class	Class A

UltraJapan ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Bear ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Short Small-Cap ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Short NASDAQ-100 ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
UltraBear ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Mid-Cap ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraShort Small-Cap ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraShort Dow 30 ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraShort NASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort International ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Emerging Markets ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraShort Latin America ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
UltraShort China ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraShort Japan ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Banks UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Basic Materials UltraSector ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Biotechnology UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Consumer Goods UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Consumer Services UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Financials UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Health Care UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Industrials UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Internet UltraSector ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Mobile Telecommunications UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Oil & Gas UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Oil Equipment, Services & Distribution UltraSector ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Pharmaceuticals UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Precious Metals UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Real Estate UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Semiconductor UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Technology UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Telecommunications UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Utilities UltraSector ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Short Oil & Gas ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Short Precious Metals ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Short Real Estate ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
U.S. Government Plus ProFund	1.70%	2.70%	1.95%	1.70%	2.70%	1.95%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	2.20%	1.68%	2.68%	1.93%
Rising Rates Opportunity ProFund	1.95%	2.95%	2.20%	1.95%	2.95%	2.20%
Rising U.S. Dollar ProFund	1.95%	2.95%	N/A	1.68%	2.68%	N/A
Falling U.S. Dollar ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of July 31, 2010, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires	Expires	Expires	Expires
	11/30/10	11/30/11	11/30/12	11/30/13	Total

Mid-Cap ProFund	$–	$41,798	$40,464	$3,747	$86,009
Small-Cap ProFund	–	47,048	118,183	13,857	179,088
Large-Cap Value ProFund	–	–	36,964	46,189	83,153

Notes to Financial Statements :: 305

	Expires	Expires	Expires	Expires
	11/30/10	11/30/11	11/30/12	11/30/13	Total

Large-Cap Growth ProFund	$–	$–	$–	$22,657	$22,657
Mid-Cap Value ProFund	–	–	2,424	49,085	51,509
Mid-Cap Growth ProFund	–	–	–	10,330	10,330
Small-Cap Value ProFund	48,462	74,794	103,126	31,980	258,362
Small-Cap Growth ProFund	25,544	67,469	64,891	24,562	182,466
Europe 30 ProFund	–	4,488	–	13,803	18,291
UltraSmall-Cap ProFund	–	–	–	4,351	4,351
UltraDow 30 ProFund	–	–	–	7,021	7,021
UltraInternational ProFund	–	–	–	24,353	24,353
UltraChina ProFund	–	12,244	–	38,331	50,575
UltraJapan ProFund	–	–	–	25,813	25,813
Bear ProFund	33,297	–	–	–	33,297
Short Small-Cap ProFund	–	–	150	32,975	33,125
Short NASDAQ-100 ProFund	19,375	–	19,211	17,272	55,858
UltraShort Mid-Cap ProFund	20,113	20,787	–	22,304	63,204
UltraShort Small-Cap ProFund	–	–	–	151,413	151,413
UltraShort Dow 30 ProFund	–	–	–	9,661	9,661
UltraShort International ProFund	–	–	2,570	–	2,570
UltraShort Emerging Markets ProFund	–	–	26,533	21,944	48,477
UltraShort Latin America ProFund	–	20,283	29,292	27,070	76,645
UltraShort China ProFund	–	21,291	46,350	31,654	99,295
UltraShort Japan ProFund	931	28,677	45,286	32,706	107,600
Banks UltraSector ProFund	34,627	40,263	39,002	21,954	135,846
Basic Materials UltraSector ProFund	–	–	–	11,110	11,110
Biotechnology UltraSector ProFund	291	18,779	–	–	19,070
Consumer Goods UltraSector ProFund	42,657	52,141	48,571	19,356	162,725
Consumer Services UltraSector ProFund	51,387	46,132	39,608	28,880	166,007
Financials UltraSector ProFund	–	66,612	58,931	27,600	153,143
Health Care UltraSector ProFund	13,263	45,511	59,721	29,229	147,724
Industrials UltraSector ProFund	49,972	62,886	43,975	42,161	198,994
Internet UltraSector ProFund	–	–	–	6,322	6,322
Mobile Telecommunications UltraSector ProFund	–	33,000	34,358	22,570	89,928
Oil Equipment, Services & Distribution UltraSector ProFund	–	5,380	–	21,334	26,714
Pharmaceuticals UltraSector ProFund	8,879	37,807	38,519	23,386	108,591
Real Estate UltraSector ProFund	–	–	32,192	15,069	47,261
Semiconductor UltraSector ProFund	13,084	37,962	34,399	21,066	106,511
Technology UltraSector ProFund	29,294	47,823	62,874	27,501	167,492
Telecommunications UltraSector ProFund	–	10,873	38,344	22,935	72,152
Utilities UltraSector ProFund	–	–	9,950	28,100	38,050
Short Oil & Gas ProFund	–	37,029	32,544	33,643	103,216
Short Precious Metals ProFund	–	–	–	11,722	11,722
Rising U.S. Dollar ProFund	46,534	36,302	47,533	–	130,369
Falling U.S. Dollar ProFund	–	–	–	6,147	6,147

5.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2010 were as follows:

	Purchases	Sales

Bull ProFund	$84,947,148	$94,466,245
Mid-Cap ProFund	36,497,957	36,774,685
Small-Cap ProFund	35,887,118	38,975,494
NASDAQ-100 ProFund	76,619,260	167,278,908
Large-Cap Value ProFund	138,025,528	132,499,639
Large-Cap Growth ProFund	75,306,041	93,554,737
Mid-Cap Value ProFund	140,646,758	134,613,274
Mid-Cap Growth ProFund	83,694,644	91,638,286

306 :: Notes to Financial Statements

	Purchases	Sales

Small-Cap Value ProFund	$161,052,493	$178,834,315
Small-Cap Growth ProFund	106,852,385	87,203,133
Europe 30 ProFund	113,633,459	110,358,311
UltraBull ProFund	392,900,817	363,771,369
UltraMid-Cap ProFund	98,062,427	97,884,918
UltraSmall-Cap ProFund	19,192,553	20,963,874
UltraDow 30 ProFund	17,000,145	21,991,172
UltraNASDAQ-100 ProFund	26,495,322	52,221,764
UltraEmerging Markets ProFund	79,257,527	80,296,861
UltraLatin America ProFund	85,562,876	89,438,894
UltraChina ProFund	64,060,274	82,143,664
Banks UltraSector ProFund	82,708,460	82,839,738
Basic Materials UltraSector ProFund	79,183,214	87,548,134
Biotechnology UltraSector ProFund	71,565,367	75,128,530
Consumer Goods UltraSector ProFund	32,383,651	33,943,498
Consumer Services UltraSector ProFund	24,450,569	23,833,117
Financials UltraSector ProFund	38,167,801	36,572,519
Health Care UltraSector ProFund	33,289,929	36,508,330
Industrials UltraSector ProFund	42,878,613	40,950,487
Internet UltraSector ProFund	99,913,707	104,241,422
Mobile Telecommunications UltraSector ProFund	41,399,573	39,659,857
Oil & Gas UltraSector ProFund	29,181,131	38,380,724
Oil Equipment, Services & Distribution UltraSector ProFund	84,362,842	87,534,640
Pharmaceuticals UltraSector ProFund	30,422,079	34,369,190
Real Estate UltraSector ProFund	73,694,462	60,492,982
Semiconductor UltraSector ProFund	80,249,468	82,249,516
Technology UltraSector ProFund	43,386,062	46,946,176
Telecommunications UltraSector ProFund	30,058,019	29,424,868
Utilities UltraSector ProFund	81,437,921	75,838,492

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2010 were as follows:

	Purchases	Sales

UltraJapan ProFund	$3,516,844	$3,510,291
Bear ProFund	33,708,269	33,696,000
Short NASDAQ-100 ProFund	1,050,525	1,048,568
UltraBear ProFund	19,036,776	19,029,232
UltraShort Small-Cap ProFund	9,055,766	9,053,557
UltraShort NASDAQ-100 ProFund	10,908,422	10,904,509
UltraShort Emerging Markets ProFund	1,630,125	1,627,088
Precious Metals UltraSector ProFund	27,229,466	27,226,096
Short Real Estate ProFund	3,072,081	3,066,357
U.S. Government Plus ProFund	1,163,202,329	1,134,947,450
Rising Rates Opportunity 10 ProFund	33,585,321	33,580,472
Rising Rates Opportunity ProFund	99,333,048	99,301,016
Rising U.S. Dollar ProFund	44,695,132	46,665,804
Falling U.S. Dollar ProFund	2,620,275	2,615,393

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund.The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Notes to Financial Statements :: 307

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund’s daily investment objective.

Certain ProFunds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. The ProFunds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.The ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization.

Leverage Risk

 Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the ProFund, all of the ProFunds may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

 In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information, which is unaudited, for an additional description of the risks associated with the ProFunds, including graphs which illustrate the impact of leverage and index volatility on ProFunds’ performance.

308 :: Notes to Financial Statements

7.	Federal Income Tax Information

As of the latest tax year end for each ProFund, as noted below, the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	2010	2011	2012	2013	2014	2015	2016	2017	Total

December 31 tax year end ProFunds
Bull ProFund	$–	$14,135,047	$ 5,754,932	$ –	$ –	$ –	$ 7,254,455	$ 32,813,603	$ 59,958,037
Europe 30 ProFund	–	–	–	–	–	–	2,424,273	1,126,888	3,551,161
UltraBull ProFund	40,128,771	–	–	–	–	–	72,977,556	21,680,120	134,786,447
UltraNASDAQ-100 ProFund	463,333,932	100,222,717	–	26,502,881	46,825,810	14,838,793	229,553,000	–	881,277,133
UltraJapan ProFund	–	–	–	–	28,858,476	19,441,046	58,133,440	–	106,432,962
Bear ProFund	–	–	–	–	–	–	–	29,734,887	29,734,887
UltraBear ProFund	–	–	–	–	9,327,306	28,548,861	–	95,770,801	133,646,968
UltraShort NASDAQ-100 ProFund	–	91,148,174	54,766,192	21,312,254	40,417,926	54,052,522	–	56,065,314	317,762,382
October 31 tax year end ProFunds
Mid-Cap ProFund	–	–	–	–	–	–	471,283	–	471,283
Small-Cap ProFund	–	–	–	–	–	–	11,755,668	18,202,318	29,957,986
Large-Cap Growth ProFund	–	–	–	–	–	725,763	5,158,324	15,846	5,899,933
Mid-Cap Value ProFund	–	–	–	–	–	–	955,878	1,865,221	2,821,099
Mid-Cap Growth ProFund	–	–	–	–	–	–	15,979,198	834,343	16,813,541
Small-Cap Value ProFund	–	–	–	–	–	–	–	34,511,893	34,511,893
Small-Cap Growth ProFund	–	–	–	–	–	–	839,241	4,950,338	5,789,579
UltraMid-Cap ProFund	297,357	4,387,266	2,891,942	–	–	–	37,058,022	–	44,634,587
UltraSmall-Cap ProFund	–	–	–	–	–	–	53,588,173	8,639,927	62,228,100
UltraDow 30 ProFund	–	–	–	–	–	–	22,053,284	2,433,764	24,487,048
UltraInternational ProFund	–	–	–	–	–	–	22,084,405	–	22,084,405
UltraEmerging Markets ProFund	–	–	–	–	–	–	229,807,828	–	229,807,828
UltraLatin America ProFund	–	–	–	–	–	–	9,924,673	–	9,924,673
UltraChina ProFund	–	–	–	–	–	–	2,707,772	–	2,707,772
Short Small-Cap ProFund	–	11,229,869	13,609,742	5,119,102	12,406,054	4,131,511	–	14,298,494	60,794,772
Short NASDAQ-100 ProFund	–	8,928,878	11,685,825	2,037,409	2,959,743	4,938,350	–	3,058,900	33,609,105
UltraShort Mid-Cap ProFund	–	–	–	–	–	3,559,632	–	12,184,360	15,743,992
UltraShort Small-Cap ProFund	–	–	–	–	16,741,157	49,600,274	–	19,004,455	85,345,886
UltraShort Dow 30 ProFund	–	–	–	–	–	–	–	6,222,658	6,222,658
UltraShort International ProFund	–	–	–	–	–	13,157,329	–	32,455,983	45,613,312
UltraShort Emerging Markets ProFund	–	–	–	–	–	53,150,579	–	33,278,400	86,428,979
UltraShort Latin America ProFund	–	–	–	–	–	–	–	13,609,532	13,609,532
UltraShort China ProFund	–	–	–	–	–	–	–	4,316,750	4,316,750
Banks UltraSector ProFund	–	–	–	–	–	–	7,150,215	–	7,150,215
Basic Materials UltraSector ProFund	–	–	–	2,434,151	456,160	–	30,847,431	5,602,518	39,340,260
Biotechnology UltraSector ProFund	5,470,800	663,988	1,378,292	–	2,533,950	–	8,092,040	4,312,642	22,451,712
Consumer Goods UltraSector ProFund	–	–	–	–	–	–	2,200,364	–	2,200,364
Consumer Services UltraSector ProFund	–	–	–	–	–	–	1,047,516	–	1,047,516
Financials UltraSector ProFund	404,797	868,632	1,141,098	246,857	–	–	9,037,971	3,105,413	14,804,768
Health Care UltraSector ProFund	4,384,976	577,068	938,752	–	–	–	5,294,163	–	11,194,959
Industrials UltraSector ProFund	–	–	2,824,898	–	–	597,830	2,924,822	–	6,347,550
Internet UltraSector ProFund	–	–	–	–	–	–	1,108,538	–	1,108,538
Mobile Telecommunications UltraSector ProFund	–	–	–	–	273,931	3,305,705	4,336,772	2,674,292	10,590,700
Oil & Gas UltraSector ProFund	–	–	–	–	–	–	27,274,926	574,385	27,849,311
Oil Equipment, Services & Distribution UltraSector ProFund	–	–	–	–	–	–	20,532,597	–	20,532,597
Pharmaceuticals UltraSector ProFund	650,749	2,203,059	1,307,698	481,679	–	1,440,695	899,662	294,619	7,278,161
Precious Metals UltraSector ProFund	–	–	–	–	–	–	71,611,236	–	71,611,236
Real Estate UltraSector ProFund	–	–	3,933,165	–	–	7,146,925	14,262,294	2,790,520	28,132,904
Semiconductor UltraSector ProFund	3,163,744	–	12,540,443	3,424,745	8,625,195	33,063	4,305,713	–	32,092,903
Technology UltraSector ProFund	3,275,973	–	1,316,092	–	503,224	–	7,368,122	–	12,463,411

Notes to Financial Statements :: 309

	Expires	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	2010	2011	2012	2013	2014	2015	2016	2017	Total

Telecommunications UltraSector ProFund	$–	$–	$–	$–	$–	$–	$2,148,959	$910,951	$3,059,910
Utilities UltraSector ProFund	–	–	–	–	–	–	14,990,823	1,707,442	16,698,265
Short Oil & Gas ProFund	–	–	–	–	1,723,190	4,979,541	–	3,502,898	10,205,629
Short Precious Metals ProFund	–	–	–	–	–	2,229,646	–	11,647,689	13,877,335
Short Real Estate ProFund	–	–	–	–	–	–	–	33,669,962	33,669,962
U.S. Government Plus ProFund	–	–	–	–	–	–	–	5,079,639	5,079,639
Rising Rates Opportunity 10 ProFund	–	–	–	–	–	2,018,636	1,694,854	1,558,615	5,272,105
Rising Rates Opportunity ProFund	–	–	33,930,240	71,359,904	–	16,426,693	21,258,611	5,619,902	148,595,350
Rising U.S. Dollar ProFund	–	–	–	–	–	–	–	5,907,118	5,907,118
Falling U.S. Dollar ProFund	–	–	–	–	–	–	2,225,052	–	2,225,052

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. The following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal year end December 31, 2010:

Post-October
Losses

December 31, 2009
Europe 30 ProFund	$494,174
Bear ProFund	7,355,985
UltraBear ProFund	18,237,013
UltraShort NASDAQ-100 ProFund	8,513,328

The tax character of dividends paid to shareholders during the applicable tax year ended in 2009, as noted below, were as follows:

		Net			Total
	Ordinary	Long–Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

December 31, 2009
Europe 30 ProFund	$123,385	$–	$123,385	$–	$123,385
October 31, 2009
Small-Cap ProFund	51,756	–	51,756	–	51,756
NASDAQ-100 ProFund	34,122	–	34,122	–	34,122
Large-Cap Value ProFund	284,038	–	284,038	–	284,038
Small-Cap Value ProFund	149,061	20,423	169,484	15,946	185,430
UltraMid-Cap ProFund	9,260	–	9,260	–	9,260
UltraSmall-Cap ProFund	–	–	–	24,938	24,938
UltraDow 30 ProFund	186,037	–	186,037	22,787	208,824
UltraInternational ProFund	120,595	–	120,595	–	120,595
UltraEmerging Markets ProFund	2,046,215	–	2,046,215	–	2,046,215
UltraLatin America ProFund	162,361	–	162,361	–	162,361
UltraChina ProFund	53,712	–	53,712	–	53,712
Short Small-Cap ProFund	95,813	–	95,813	–	95,813
Short NASDAQ-100 ProFund	31,126	–	31,126	–	31,126
UltraShort Mid-Cap ProFund	101,500	–	101,500	–	101,500
UltraShort Small-Cap ProFund	1,360,702	–	1,360,702	–	1,360,702
UltraShort Dow 30 ProFund	–	101,409	101,409	–	101,409
UltraShort International ProFund	207,735	–	207,735	–	207,735
UltraShort Emerging Markets ProFund	274,584	–	274,584	–	274,584
Banks UltraSector ProFund	314,478	–	314,478	–	314,478
Basic Materials UltraSector ProFund	171,080	–	171,080	56,339	227,419
Consumer Goods UltraSector ProFund	19,497	–	19,497	–	19,497
Financials UltraSector ProFund	152,527	–	152,527	34,998	187,525
Health Care UltraSector ProFund	57,534	–	57,534	–	57,534
Industrials UltraSector ProFund	9,287	–	9,287	–	9,287
Oil & Gas UltraSector ProFund	–	–	–	8,738	8,738
Pharmaceuticals UltraSector ProFund	60,914	–	60,914	2,299	63,213

310 :: Notes to Financial Statements

		Net			Total
	Ordinary	Long–Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

Precious Metals UltraSector ProFund	$785,198	$–	$785,198	$–	$785,198
Real Estate UltraSector ProFund	104,001	–	104,001	84,046	188,047
Semiconductor UltraSector ProFund	10,188	–	10,188	–	10,188
Telecommunications UltraSector ProFund	69,363	–	69,363	–	69,363
Utilities UltraSector ProFund	303,233	–	303,233	–	303,233
Short Oil & Gas ProFund	204,028	–	204,028	–	204,028
Short Precious Metals ProFund	96,394	–	96,394	–	96,394
Short Real Estate ProFund	2,180,489	–	2,180,489	–	2,180,489
U.S. Government Plus ProFund	1,132,333	–	1,132,333	21,765	1,154,098
Rising Rates Opportunity 10 ProFund	45,341	–	45,341	–	45,341
Rising Rates Opportunity ProFund	785,689	–	785,689	–	785,689
Rising U.S. Dollar ProFund	–	111,180	111,180	–	111,180
Falling U.S. Dollar ProFund	2,081,035	–	2,081,035	–	2,081,035

The tax character of dividends paid to shareholders during the applicable tax year ended in 2008, as noted below, were as follows:

		Net			Total
	Ordinary	Long–Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

December 31, 2008
Bull ProFund	$384,578	$–	$384,578	$18,832	$403,410
Europe 30 ProFund	84,568	173,595	258,163	199	258,362
UltraBull ProFund	639,117	–	639,117	2,808	641,925
UltraJapan ProFund	190,133	–	190,133	63,107	253,240
Bear ProFund	1,213,104	1,749,763	2,962,867	–	2,962,867
UltraBear ProFund	274,417	–	274,417	451,681	726,098
UltraShort NASDAQ-100 ProFund	391,213	–	391,213	179,783	570,996
October 31, 2008
Mid-Cap ProFund	–	251,959	251,959	11,622	263,581
Small-Cap ProFund	63,827	95,110	158,937	–	158,937
NASDAQ-100 ProFund	502,429	–	502,429	–	502,429
Large-Cap Value ProFund	1,524,694	531,895	2,056,589	–	2,056,589
Mid-Cap Value ProFund	131,649	99,430	231,079	608	231,687
Mid-Cap Growth ProFund	1,201,891	436,734	1,638,625	–	1,638,625
Small-Cap Value ProFund	12,062	90,721	102,783	–	102,783
Small-Cap Growth ProFund	428,567	212,919	641,486	–	641,486
UltraMid-Cap ProFund	473,991	–	473,991	19,052	493,043
UltraSmall-Cap ProFund	44,894	–	44,894	21,975	66,869
UltraDow 30 ProFund	335,718	70,278	405,996	–	405,996
UltraInternational ProFund	236,738	–	236,738	–	236,738
UltraEmerging Markets ProFund	91,716,279	–	91,716,279	–	91,716,279
UltraLatin America ProFund	400,652	–	400,652	–	400,652
Short Small-Cap ProFund	862,622	–	862,622	–	862,622
Short NASDAQ-100 ProFund	653,008	–	653,008	–	653,008
UltraShort Mid-Cap ProFund	612,759	–	612,759	–	612,759
UltraShort Small-Cap ProFund	6,729,813	–	6,729,813	–	6,729,813
UltraShort Dow 30 ProFund	672,433	–	672,433	–	672,433
UltraShort International ProFund	1,214,919	–	1,214,919	–	1,214,919
UltraShort Emerging Markets ProFund	2,425,341	–	2,425,341	–	2,425,341
UltraShort Latin America ProFund	10,224	–	10,224	–	10,224
UltraShort Japan ProFund	314,674	–	314,674	–	314,674
Banks UltraSector ProFund	127,240	–	127,240	–	127,240
Basic Materials UltraSector ProFund	503,898	–	503,898	–	503,898
Consumer Goods UltraSector ProFund	86,734	–	86,734	–	86,734
Consumer Services UltraSector ProFund	1,635	–	1,635	4,365	6,000
Financials UltraSector ProFund	193,424	–	193,424	–	193,424
Health Care UltraSector ProFund	132,350	–	132,350	–	132,350

Notes to Financial Statements :: 311

		Net			Total
	Ordinary	Long–Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

Industrials UltraSector ProFund	$85,958	$–	$85,958	$–	$85,958
Mobile Telecommunications UltraSector ProFund	25,178	–	25,178	–	25,178
Oil & Gas UltraSector ProFund	4,392,910	415,466	4,808,376	12,129	4,820,505
Oil Equipment, Services & Distribution UltraSector ProFund	782,352	2,511	784,863	5,024	789,887
Pharmaceuticals UltraSector ProFund	205,242	–	205,242	–	205,242
Precious Metals UltraSector ProFund	8,484,695	–	8,484,695	–	8,484,695
Real Estate UltraSector ProFund	123,487	–	123,487	156,784	280,271
Semiconductor UltraSector ProFund	58,491	–	58,491	–	58,491
Technology UltraSector ProFund	31,740	–	31,740	–	31,740
Telecommunications UltraSector ProFund	1,780,901	1,147,907	2,928,808	–	2,928,808
Utilities UltraSector ProFund	321,473	–	321,473	–	321,473
Short Oil & Gas ProFund	613,940	–	613,940	–	613,940
Short Precious Metals ProFund	965,662	–	965,662	–	965,662
Short Real Estate ProFund	3,864,348	–	3,864,348	–	3,864,348
U.S. Government Plus ProFund	1,297,173	–	1,297,173	–	1,297,173
Rising Rates Opportunity 10 ProFund	649,143	–	649,143	–	649,143
Rising Rates Opportunity ProFund	4,612,628	–	4,612,628	–	4,612,628
Rising U.S. Dollar ProFund	515,243	85,642	600,885	–	600,885
Falling U.S. Dollar ProFund	2,532,490	4,099,402	6,631,892	–	6,631,892

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

December 31, 2009
Bull ProFund	$–	$–	$–	$(59,958,037)	$4,059,213	$(55,898,824)
Europe 30 ProFund	–	–	–	(4,045,335)	(456,243)	(4,501,578)
UltraBull ProFund	–	–	–	(134,786,447)	(2,605,676)	(137,392,123)
UltraNASDAQ-100 ProFund	–	–	–	(881,277,133)	1,188,491	(880,088,642)
UltraJapan ProFund	–	–	–	(106,432,962)	(1,998)	(106,434,960)
Bear ProFund	–	–	–	(37,090,872)	668,286	(36,422,586)
UltraBear ProFund	–	–	–	(151,883,981)	995,422	(150,888,559)
UltraShort NASDAQ-100 ProFund	–	–	–	(326,275,710)	288,734	(325,986,976)
October 31, 2009
Mid-Cap ProFund	–	–	–	(471,283)	401,820	(69,463)
Small-Cap ProFund	–	–	–	(29,957,986)	1,177,290	(28,780,696)
NASDAQ-100 ProFund	1,022,620	–	–	–	5,040,484	6,063,104
Large-Cap Value ProFund	97,664	–	–	–	483,175	580,839
Large-Cap Growth ProFund	–	–	–	(5,899,933)	1,805,115	(4,094,818)
Mid-Cap Value ProFund	71,248	–	–	(2,821,099)	(1,100,801)	(3,850,652)
Mid-Cap Growth ProFund	–	–	–	(16,813,541)	741,236	(16,072,305)
Small-Cap Value ProFund	–	–	–	(34,511,893)	(1,156,243)	(35,668,136)
Small-Cap Growth ProFund	–	–	–	(5,789,579)	(1,105,832)	(6,895,411)
UltraMid-Cap ProFund	–	–	–	(44,634,587)	(1,537,744)	(46,172,331)
UltraSmall-Cap ProFund	–	–	–	(62,228,100)	(714,965)	(62,943,065)
UltraDow 30 ProFund	–	–	–	(24,487,048)	227,081	(24,259,967)
UltraInternational ProFund	–	–	–	(22,084,405)	(1,501,130)	(23,585,535)
UltraEmerging Markets ProFund	–	–	–	(229,807,828)	(19,476,904)	(249,284,732)
UltraLatin America ProFund	39,688	–	–	(9,924,673)	(2,605,593)	(12,490,578)
UltraChina ProFund	–	–	–	(2,707,772)	(1,061,936)	(3,769,708)
Short Small-Cap ProFund	–	–	–	(60,794,772)	163,963	(60,630,809)
Short NASDAQ-100 ProFund	–	–	–	(33,609,105)	150,819	(33,458,286)
UltraShort Mid-Cap ProFund	–	–	–	(15,743,992)	77,131	(15,666,861)
UltraShort Small-Cap ProFund	–	–	–	(85,345,886)	472,725	(84,873,161)

312 :: Notes to Financial Statements

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

UltraShort Dow 30 ProFund	$–	$–	$–	$(6,222,658)	$125,586	$(6,097,072)
UltraShort International ProFund	–	–	–	(45,613,312)	6,326	(45,606,986)
UltraShort Emerging Markets ProFund	–	–	–	(86,428,979)	(89,470)	(86,518,449)
UltraShort Latin America ProFund	–	–	–	(13,609,532)	(440,677)	(14,050,209)
UltraShort China ProFund	–	–	–	(4,316,750)	90,937	(4,225,813)
UltraShort Japan ProFund	–	–	–	–	30,562	30,562
Banks UltraSector ProFund	–	–	–	(7,150,215)	(2,300,097)	(9,450,312)
Basic Materials UltraSector ProFund	–	–	–	(39,340,260)	(12,736,185)	(52,076,445)
Biotechnology UltraSector ProFund	–	–	–	(22,451,712)	(1,245,752)	(23,697,464)
Consumer Goods UltraSector ProFund	–	–	–	(2,200,364)	13,316	(2,187,048)
Consumer Services UltraSector ProFund	–	–	–	(1,047,516)	(148,213)	(1,195,729)
Financials UltraSector ProFund	–	–	–	(14,804,768)	(4,571,100)	(19,375,868)
Health Care UltraSector ProFund	–	–	–	(11,194,959)	(509,822)	(11,704,781)
Industrials UltraSector ProFund	–	–	–	(6,347,550)	(234,155)	(6,581,705)
Internet UltraSector ProFund	–	–	–	(1,108,538)	(1,159,774)	(2,268,312)
Mobile Telecommunications UltraSector ProFund	–	–	–	(10,590,700)	(3,137,869)	(13,728,569)
Oil & Gas UltraSector ProFund	–	–	–	(27,849,311)	14,719,078	(13,130,233)
Oil Equipment, Services & Distribution UltraSector ProFund	–	–	–	(20,532,597)	(2,931,774)	(23,464,371)
Pharmaceuticals UltraSector ProFund	–	–	–	(7,278,161)	(249,669)	(7,527,830)
Precious Metals UltraSector ProFund	–	–	–	(71,611,236)	(9,004,604)	(80,615,840)
Real Estate UltraSector ProFund	–	–	–	(28,132,904)	(28,485)	(28,161,389)
Semiconductor UltraSector ProFund	–	–	–	(32,092,903)	(2,993,036)	(35,085,939)
Technology UltraSector ProFund	–	–	–	(12,463,411)	(34,170)	(12,497,581)
Telecommunications
UltraSector ProFund	58,466	–	–	(3,059,910)	(396,189)	(3,397,633)
Utilities UltraSector ProFund	81,389	–	–	(16,698,265)	(436,915)	(17,053,791)
Short Oil & Gas ProFund	–	–	–	(10,205,629)	57,583	(10,148,046)
Short Precious Metals ProFund	–	–	–	(13,877,335)	(116,411)	(13,993,746)
Short Real Estate ProFund	–	–	–	(33,669,962)	(480,399)	(34,150,361)
U.S. Government Plus ProFund	–	–	(5,747)	(5,079,639)	225,205	(4,860,181)
Rising Rates Opportunity 10 ProFund	–	–	–	(5,272,105)	(1,235,415)	(6,507,520)
Rising Rates Opportunity ProFund	–	–	–	(148,595,350)	(5,347,669)	(153,943,019)
Rising U.S. Dollar ProFund	–	–	–	(5,907,118)	–	(5,907,118)
Falling U.S. Dollar ProFund	–	–	–	(2,225,052)	–	(2,225,052)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax years.

At July 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

Bull ProFund	$47,160,576	$7,824,685	$(5,636,643)	$2,188,042
Mid-Cap ProFund	20,060,970	1,562,879	(369,877)	1,193,002
Small-Cap ProFund	29,905,468	1,434,254	(449,988)	984,266
NASDAQ-100 ProFund	39,729,528	8,452,872	(1,777,711)	6,675,161
Large-Cap Value ProFund	15,185,859	1,612,552	(2,490,654)	(878,102)
Large-Cap Growth ProFund	7,361,882	2,604,564	(1,356,995)	1,247,569
Mid-Cap Value ProFund	15,615,124	2,299,750	(2,470,646)	(170,896)
Mid-Cap Growth ProFund	11,760,883	2,710,348	(1,520,182)	1,190,166
Small-Cap Value ProFund	8,501,704	2,182,194	(3,479,690)	(1,297,496)

Notes to Financial Statements :: 313

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

Small-Cap Growth ProFund	$33,704,964	$1,763,950	$(1,942,409)	$(178,459)
Europe 30 ProFund	14,055,059	1,137,876	(2,518,667)	(1,380,791)
UltraBull ProFund	119,836,533	8,958,945	(14,316,147)	(5,357,202)
UltraMid-Cap ProFund	32,685,336	6,478,433	(4,339,393)	2,139,040
UltraSmall-Cap ProFund	40,530,533	3,085,525	(1,277,288)	1,808,237
UltraDow 30 ProFund	10,280,887	2,279,683	(1,250,215)	1,029,468
UltraNASDAQ-100 ProFund	111,981,584	39,624,621	(39,865,892)	(241,271)
UltraInternational ProFund	11,299,000	–	–	–
UltraEmerging Markets ProFund	75,530,428	6,655,692	(11,919,397)	(5,263,705)
UltraLatin America ProFund	45,162,880	12,477,811	(8,872,523)	3,605,288
UltraChina ProFund	18,641,492	3,948,704	(2,376,465)	1,572,239
UltraJapan ProFund	12,674,000	–	–	–
Bear ProFund	104,439,000	–	–	–
Short Small-Cap ProFund	14,682,000	–	–	–
Short NASDAQ-100 ProFund	7,038,000	–	–	–
UltraBear ProFund	78,264,000	–	–	–
UltraShort Mid-Cap ProFund	4,715,000	–	–	–
UltraShort Small-Cap ProFund	24,270,000	–	–	–
UltraShort Dow 30 ProFund	14,997,000	–	–	–
UltraShort NASDAQ-100 ProFund	32,992,000	–	–	–
UltraShort International ProFund	14,847,000	–	–	–
UltraShort Emerging Markets ProFund	6,802,000	–	–	–
UltraShort Latin America ProFund	4,532,000	–	–	–
UltraShort China ProFund	5,097,000	–	–	–
UltraShort Japan ProFund	3,544,950	–	(2,700)	(2,700)
Banks UltraSector ProFund	17,337,974	3,599,161	(5,126,981)	(1,527,820)
Basic Materials UltraSector ProFund	34,659,662	9,525,583	(14,762,951)	(5,237,368)
Biotechnology UltraSector ProFund	6,821,647	3,228,051	(1,678,740)	1,549,311
Consumer Goods UltraSector ProFund	3,405,211	123,164	(86,783)	36,381
Consumer Services UltraSector ProFund	2,621,402	416,809	(560,393)	(143,584)
Financials UltraSector ProFund	13,527,509	2,305,862	(5,174,240)	(2,868,378)
Health Care UltraSector ProFund	3,297,794	678,170	(571,555)	106,615
Industrials UltraSector ProFund	5,440,900	705,492	(494,439)	211,053
Internet UltraSector ProFund	11,510,361	3,079,152	(1,829,655)	1,249,497
Mobile Telecommunications UltraSector ProFund	4,245,311	563,752	(1,230,410)	(666,658)
Oil & Gas UltraSector ProFund	28,275,005	13,967,308	(2,675,211)	11,292,097
Oil Equipment, Services & Distribution UltraSector ProFund	16,304,564	3,189,382	(4,349,864)	(1,160,482)
Pharmaceuticals UltraSector ProFund	1,914,688	174,710	(275,377)	(100,667)
Precious Metals UltraSector ProFund	65,155,000	–	–	–
Real Estate UltraSector ProFund	27,500,232	4,695,328	(2,887,836)	1,807,492
Semiconductor UltraSector ProFund	15,619,197	1,325,670	(3,517,424)	(2,191,754)
Technology UltraSector ProFund	9,685,337	2,174,776	(1,303,838)	870,938
Telecommunications UltraSector ProFund	2,414,834	239,078	(514,617)	(275,539)
Utilities UltraSector ProFund	17,524,092	1,558,024	(1,317,980)	240,044
Short Oil & Gas ProFund	99,556,000	–	–	–
Short Precious Metals ProFund	23,842,000	–	–	–
Short Real Estate ProFund	20,111,000	–	–	–
U.S. Government Plus ProFund	145,395,345	1,042,767	(745,862)	296,905
Rising Rates Opportunity 10 ProFund	64,845,887	–	(403)	(403)
Rising Rates Opportunity ProFund	178,086,549	–	(1,612)	(1,612)
Rising U.S. Dollar ProFund	26,110,000	–	–	–
Falling U.S. Dollar ProFund	17,910,000	–	–	–

314 :: Notes to Financial Statements

8.
Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the ProFunds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFunds for any such losses. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of this outstanding receivable on the ProFunds’ financial statements. Accordingly, no loss is expected to be realized by the ProFunds. The outstanding balances due from Lehman are included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities.

Report of Independent Registered Public Accounting Firm :: 315

To the Board of Trustees and Shareholders of ProFunds:

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, and Falling U.S. Dollar ProFund), including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2010, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of changes in net assets and financial highlights for the periods ended July 31, 2009 and prior were audited by other auditors whose report thereon dated September 28, 2009, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2010, the results of their operations, changes in their net assets, and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
September 24, 2010

316 :: Trustees and Officers (unaudited)

Number of
Operational
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorship
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee*	Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite;	RSR Partners, Inc.	ProFunds (112);	RSR
c/o ProFunds		October 1997	(Executive Recruitment):	Access One	Partners, Inc.
7501 Wisconsin Avenue,		to present	Managing Director (May 2007	Trust (3);
Suite 1000			to present); Directorship	ProShares
Bethesda, MD 20814			Search Group, Inc. (Executive	Trust (99)
Birth Date: 7/57			Recruitment): President
(May 2004 to May 2007).

Michael C. Wachs	Trustee	Indefinite;	Spring Mill Capital	ProFunds (112);	AMC
c/o ProFunds		October 1997	Management, LLC	Access One	Delancey
7501 Wisconsin Avenue,		to present	(Commercial Real Estate	Trust (3);	Group, Inc.
Suite 1000			Investment): Principal	ProShares
Bethesda, MD 20814			(August 2009 to Present);	Trust (99)
Birth Date: 10/61			AMC Delancey Group, Inc.
(Real Estate Development):
Executive Vice President
(January 2001 to August 2009).
Interested Trustee
Michael L. Sapir**	Trustee and	Indefinite;	Chief Executive Officer of	ProFunds (112);	None
7501 Wisconsin Avenue,	Chairman	April 1997	the Advisor (April 1997 to	Access One
Suite 1000	of the Board	to present	present); ProShare Advisors LLC	Trust (3);
Bethesda, MD 20814			(November 2005 to present);	ProShares
Birth Date: 5/58			Managing Partner of ProShare	Trust (99)
Capital Management LLC
(June 2008 to present).

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Executive Officers
Louis M. Mayberg	President	Indefinite;	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	(May 1997 to present);
Suite 1000			ProShare Advisors LLC
Bethesda, MD 20814			(November 2005 to present);
Birth Date: 8/62			ProShare Capital Management
LLC (June 2008 to present).

Victor M. Frye	Chief Compliance	Indefinite;	Counsel and Chief Compliance
7501 Wisconsin Avenue,	Officer and Anti-Money	September 2004 to present	Officer of the Advisor
Suite 1000	Laundering Officer		(October 2002 to present);
Bethesda, MD 20814			Counsel and Chief Compliance
Birth Date: 10/58			Officer of ProShare Advisors
LLC (November 2005 to
present).

Trustees and Officers (unaudited) :: 317

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Amy R. Doberman	Chief Legal Officer	Indefinite;	General Counsel of the Advisor,
7501 Wisconsin Avenue,	and Secretary	June 2009 to present	ProShare Advisor LLC and
Suite 1000			ProShare Capital Management
Bethesda, MD 20814			LLC (April 2009 to present);
Birth Date: 3/62			Managing Director, Morgan
Stanley Investment Management
(July 2004 to April 2009).

Jack P. Huntington	Assistant Secretary	Indefinite;	Senior Vice President of
100 Summer Street,		December 2008 to present	Regulatory Administration, Citi
Boston, MA 02110			Fund Services Ohio, Inc.
Birth Date: 9/70			(September 2008 to present);
Senior Counsel, MetLife, Inc.
(October 2004 to
September 2008).

Christopher E. Sabato	Treasurer	Indefinite;	Senior Vice President, Fund
3435 Stelzer Road		September 2009 to present	Administration, Citi Fund
Columbus, OH 43219			Services Ohio, Inc. (1993 to
Birth Date: 12/68			present).

Martin R. Dean	Assistant Treasurer	Indefinite;	Senior Vice President, Fund
3435 Stelzer Road		March 2006 to present	Administration, Citi Fund
Columbus, OH 43219			Services Ohio, Inc.
Birth Date: 11/63			(September 1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

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      P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800)782-4797
Website Address: profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i)without charge, upon request, by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the Profunds’ website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

07/10

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	2009 $670,200
2010 $595,000

The fees for 2009 relate to the audit of the registrant’s annual financial statements paid to Ernst & Young LLP. The fees for 2010 relate to the audit of the registrant’s annual financial statements paid to KPMG LLP.

(b)	2009 $0
2010 $6,000

Fees for 2010 relate to the review of post-effective registration statements paid to KPMG LLP.

(c)	2009 $344,766
2010 $259,250

Fees in the amount of $85,516 paid to Ernst & Young LLP for 2009 relate to quarterly asset diversification testing and to the preparation and filing of a tax form with the IRS. Fees in the amount of $259,250 paid to KPMG LLP for 2009 relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations. Fees paid to KPMG LLP for 2010 relate to the preparation of the registrant’s tax returns, review of income and capital gain distribution calculations, and fees related to quarterly asset diversification tests.

(d)	2009 $0
2010 $0

(e)(1)     The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	2009 0%
2010 0%

(f) Not applicable.

(g)	2009 $344,766
2010 $265,250

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2010

	Shares	Value

Common Stocks (49.1%)
3M Co. (Miscellaneous Manufacturing)	1,792	$153,288
Abbott Laboratories (Pharmaceuticals)	3,904	191,608
Abercrombie & Fitch Co.—Class A (Retail)	192	7,092
ACE, Ltd. (Insurance)	832	44,163
Adobe Systems, Inc.* (Software)	1,312	37,681
Advanced Micro Devices, Inc.* (Semiconductors)	1,408	10,546
Aetna, Inc. (Healthcare-Services)	1,056	29,410
AFLAC, Inc. (Insurance)	1,184	58,241
Agilent Technologies, Inc.* (Electronics)	864	24,132
Air Products & Chemicals, Inc. (Chemicals)	512	37,161
Airgas, Inc. (Chemicals)	192	12,536
AK Steel Holding Corp. (Iron/Steel)	256	3,581
Akamai Technologies, Inc.* (Internet)	416	15,958
Alcoa, Inc. (Mining)	2,560	28,595
Allegheny Energy, Inc. (Electric)	416	9,485
Allegheny Technologies, Inc. (Iron/Steel)	224	10,665
Allergan, Inc. (Pharmaceuticals)	768	46,894
Allstate Corp. (Insurance)	1,344	37,955
Altera Corp. (Semiconductors)	736	20,402
Altria Group, Inc. (Agriculture)	5,280	117,005
Amazon.com, Inc.* (Internet)	864	101,857
Ameren Corp. (Electric)	576	14,613
American Electric Power, Inc. (Electric)	1,184	42,600
American Express Co. (Diversified Financial Services)	3,040	135,706
American International Group, Inc.* (Insurance)	320	12,310
American Tower Corp.* (Telecommunications)	992	45,870
Ameriprise Financial, Inc. (Diversified Financial Services)	640	27,130
AmerisourceBergen Corp. (Pharmaceuticals)	704	21,099
Amgen, Inc.* (Biotechnology)	2,400	130,872
Amphenol Corp.—Class A (Electronics)	416	18,637
Anadarko Petroleum Corp. (Oil & Gas)	1,248	61,352
Analog Devices, Inc. (Semiconductors)	736	21,867
AON Corp. (Insurance)	672	25,314
Apache Corp. (Oil & Gas)	832	79,523
Apartment Investment and Management Co.—Class A (REIT)	288	6,183
Apollo Group, Inc.—Class A* (Commercial Services)	288	13,285
Apple Computer, Inc.* (Computers)	2,304	592,704
Applied Materials, Inc. (Semiconductors)	3,392	40,026
Archer-Daniels-Midland Co. (Agriculture)	1,600	43,776
Assurant, Inc. (Insurance)	256	9,546
AT&T, Inc. (Telecommunications)	14,976	388,477
Autodesk, Inc.* (Software)	576	17,015
Automatic Data Processing, Inc. (Software)	1,248	51,505
AutoNation, Inc.* (Retail)	224	5,472
AutoZone, Inc.* (Retail)	64	13,540
Avalonbay Communities, Inc. (REIT)	192	20,177
Avery Dennison Corp. (Household Products/Wares)	256	9,178
Avon Products, Inc. (Cosmetics/Personal Care)	1,056	32,873
Baker Hughes, Inc. (Oil & Gas Services)	1,056	50,973
Ball Corp. (Packaging & Containers)	224	13,046
Bank of America Corp. (Banks)	25,440	357,178
Bank of New York Mellon Corp. (Banks)	3,072	77,015
Bard (C.R.), Inc. (Healthcare-Products)	224	17,591
Baxter International, Inc. (Healthcare-Products)	1,504	65,830
BB&T Corp. (Banks)	1,728	42,906
Becton, Dickinson & Co. (Healthcare-Products)	576	39,629
Bed Bath & Beyond, Inc.* (Retail)	640	24,243
Bemis Co., Inc. (Packaging & Containers)	256	7,670
Berkshire Hathaway, Inc.—Class B* (Insurance)	4,192	327,479
Best Buy Co., Inc. (Retail)	864	29,946
Big Lots, Inc.* (Retail)	192	6,588
Biogen Idec, Inc.* (Biotechnology)	672	37,551
BMC Software, Inc.* (Software)	448	15,940
Boeing Co. (Aerospace/Defense)	1,920	130,829
Boston Properties, Inc. (REIT)	352	28,829
Boston Scientific Corp.* (Healthcare-Products)	3,840	21,504
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,352	108,452
Broadcom Corp.—Class A (Semiconductors)	1,088	39,201
Brown-Forman Corp. (Beverages)	256	16,182
C.H. Robinson Worldwide, Inc. (Transportation)	416	27,123
CA, Inc. (Software)	960	18,778
Cabot Oil & Gas Corp. (Oil & Gas)	256	7,800
Cameron International Corp.* (Oil & Gas Services)	608	24,071
Campbell Soup Co. (Food)	448	16,083
Capital One Financial Corp. (Diversified Financial Services)	1,152	48,764
Cardinal Health, Inc. (Pharmaceuticals)	896	28,914
CareFusion Corp.* (Healthcare-Products)	448	9,439
Carmax, Inc.* (Retail)	576	12,154
Carnival Corp.—Class A (Leisure Time)	1,088	37,732
Caterpillar, Inc. (Machinery-Construction & Mining)	1,568	109,368
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	672	11,424
CBS Corp.—Class B (Media)	1,696	25,067
Celgene Corp.* (Biotechnology)	1,152	63,533
CenterPoint Energy, Inc. (Electric)	1,024	14,572
CenturyTel, Inc. (Telecommunications)	736	26,216
Cephalon, Inc.* (Pharmaceuticals)	160	9,080

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Cerner Corp.* (Software)	160	$12,392
CF Industries Holdings, Inc. (Chemicals)	160	12,990
Chesapeake Energy Corp. (Oil & Gas)	1,632	34,321
Chevron Corp. (Oil & Gas)	5,088	387,756
Chubb Corp. (Insurance)	800	42,104
CIGNA Corp. (Insurance)	672	20,671
Cincinnati Financial Corp. (Insurance)	384	10,579
Cintas Corp. (Textiles)	320	8,467
Cisco Systems, Inc.* (Telecommunications)	14,464	333,684
Citigroup, Inc.* (Diversified Financial Services)	57,312	234,979
Citrix Systems, Inc.* (Software)	448	24,649
Cliffs Natural Resources, Inc. (Iron/Steel)	320	18,102
Clorox Co. (Household Products/Wares)	352	22,838
CME Group, Inc. (Diversified Financial Services)	160	44,608
CMS Energy Corp. (Electric)	576	9,170
Coach, Inc. (Apparel)	768	28,393
Coca-Cola Co. (Beverages)	5,824	320,961
Coca-Cola Enterprises, Inc. (Beverages)	800	22,960
Cognizant Technology Solutions Corp.* (Computers)	736	40,156
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,216	96,040
Comcast Corp.—Class A (Media)	7,136	138,938
Comerica, Inc. (Banks)	416	15,958
Computer Sciences Corp. (Computers)	384	17,407
Compuware Corp.* (Software)	544	4,450
ConAgra Foods, Inc. (Food)	1,120	26,298
ConocoPhillips (Oil & Gas)	3,744	206,744
CONSOL Energy, Inc. (Coal)	544	20,389
Consolidated Edison, Inc. (Electric)	704	32,468
Constellation Brands, Inc.* (Beverages)	480	8,189
Constellation Energy Group, Inc. (Electric)	480	15,168
Corning, Inc. (Telecommunications)	3,936	71,320
Costco Wholesale Corp. (Retail)	1,088	61,700
Coventry Health Care, Inc.* (Healthcare-Services)	352	6,980
CSX Corp. (Transportation)	960	50,611
Cummins, Inc. (Machinery-Diversified)	480	38,213
CVS Caremark Corp. (Retail)	3,424	105,083
D.R. Horton, Inc. (Home Builders)	672	7,405
Danaher Corp. (Miscellaneous Manufacturing)	1,312	50,394
Darden Restaurants, Inc. (Retail)	352	14,745
DaVita, Inc.* (Healthcare-Services)	256	14,674
Dean Foods Co.* (Food)	448	5,134
Deere & Co. (Machinery-Diversified)	1,056	70,414
Dell, Inc.* (Computers)	4,352	57,620
Denbury Resources, Inc.* (Oil & Gas)	992	15,713
DENTSPLY International, Inc. (Healthcare-Products)	352	10,567
Devon Energy Corp. (Oil & Gas)	1,120	69,989
DeVry, Inc. (Commercial Services)	128	6,886
Diamond Offshore Drilling, Inc. (Oil & Gas)	160	9,518
DIRECTV - Class A* (Media)	2,304	85,617
Discover Financial Services (Diversified Financial Services)	1,376	21,012
Discovery Communications, Inc.—Class A* (Media)	704	27,181
Dominion Resources, Inc. (Electric)	1,504	63,153
Dover Corp. (Miscellaneous Manufacturing)	448	21,491
Dr. Pepper Snapple Group, Inc. (Beverages)	608	22,830
DTE Energy Co. (Electric)	416	19,203
Duke Energy Corp. (Electric)	3,328	56,909
Dun & Bradstreet Corp. (Software)	96	6,563
E*TRADE Financial Corp.* (Diversified Financial Services)	480	7,022
E.I. du Pont de Nemours & Co. (Chemicals)	2,272	92,402
Eastman Chemical Co. (Chemicals)	160	10,022
Eastman Kodak Co.* (Miscellaneous Manufacturing)	672	2,668
Eaton Corp. (Miscellaneous Manufacturing)	416	32,639
eBay, Inc.* (Internet)	2,880	60,221
Ecolab, Inc. (Chemicals)	576	28,172
Edison International (Electric)	800	26,520
El Paso Corp. (Pipelines)	1,760	21,683
Electronic Arts, Inc.* (Software)	800	12,744
Eli Lilly & Co. (Pharmaceuticals)	2,560	91,136
EMC Corp.* (Computers)	5,184	102,591
Emerson Electric Co. (Electrical Components & Equipment)	1,888	93,531
Entergy Corp. (Electric)	480	37,205
EOG Resources, Inc. (Oil & Gas)	640	62,400
EQT Corp. (Oil & Gas)	352	12,911
Equifax, Inc. (Commercial Services)	320	10,029
Equity Residential (REIT)	704	32,278
Exelon Corp. (Electric)	1,664	69,605
Expedia, Inc. (Internet)	512	11,612
Expeditors International of Washington, Inc. (Transportation)	512	21,832
Express Scripts, Inc.* (Pharmaceuticals)	1,376	62,168
Exxon Mobil Corp. (Oil & Gas)	12,800	763,904
Family Dollar Stores, Inc. (Retail)	320	13,232
Fastenal Co. (Distribution/Wholesale)	320	15,706
Federated Investors, Inc.—Class B (Diversified Financial Services)	224	4,753
FedEx Corp. (Transportation)	768	63,398
Fidelity National Information Services, Inc. (Software)	832	23,853
Fifth Third Bancorp (Banks)	1,984	25,217
First Horizon National Corp.* (Banks)	576	6,607
First Solar, Inc.* (Energy-Alternate Sources)	96	12,043
FirstEnergy Corp. (Electric)	768	28,954
Fiserv, Inc.* (Software)	384	19,238
FLIR Systems, Inc.* (Electronics)	384	11,428
Flowserve Corp. (Machinery-Diversified)	128	12,692

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Fluor Corp. (Engineering & Construction)	448	$21,634
FMC Corp. (Chemicals)	160	9,998
FMC Technologies, Inc.* (Oil & Gas Services)	288	18,225
Ford Motor Co.* (Auto Manufacturers)	8,608	109,924
Forest Laboratories, Inc.* (Pharmaceuticals)	736	20,424
Fortune Brands, Inc. (Household Products/Wares)	384	16,850
Franklin Resources, Inc. (Diversified Financial Services)	352	35,404
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,184	84,703
Frontier Communications Corp. (Telecommunications)	2,496	19,069
GameStop Corp.—Class A* (Retail)	384	7,699
Gannett Co., Inc. (Media)	576	7,592
General Dynamics Corp. (Aerospace/Defense)	960	58,800
General Electric Co. (Miscellaneous Manufacturing)	27,072	436,401
General Mills, Inc. (Food)	1,664	56,909
Genuine Parts Co. (Distribution/Wholesale)	384	16,447
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	1,216	16,513
Genzyme Corp.* (Biotechnology)	672	46,744
Gilead Sciences, Inc.* (Pharmaceuticals)	2,240	74,637
Goodrich Corp. (Aerospace/Defense)	288	20,987
Google, Inc.—Class A* (Internet)	608	294,789
H & R Block, Inc. (Commercial Services)	832	13,046
Halliburton Co. (Oil & Gas Services)	2,272	67,887
Harley-Davidson, Inc. (Leisure Time)	576	15,684
Harman International Industries, Inc.* (Home Furnishings)	160	4,866
Harris Corp. (Telecommunications)	320	14,250
Hartford Financial Services Group, Inc. (Insurance)	1,120	26,219
Hasbro, Inc. (Toys/Games/Hobbies)	320	13,488
HCP, Inc. (REIT)	736	26,106
Health Care REIT, Inc. (REIT)	288	13,049
Heinz (H.J.) Co. (Food)	800	35,584
Helmerich & Payne, Inc. (Oil & Gas)	256	10,376
Hess Corp. (Oil & Gas)	736	39,442
Hewlett-Packard Co. (Computers)	5,888	271,083
Home Depot, Inc. (Retail)	4,256	121,339
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,920	82,291
Hormel Foods Corp. (Food)	160	6,867
Hospira, Inc.* (Pharmaceuticals)	416	21,674
Host Marriott Corp. (REIT)	1,664	23,862
Hudson City Bancorp, Inc. (Savings & Loans)	1,184	14,705
Humana, Inc.* (Healthcare-Services)	416	19,560
Huntington Bancshares, Inc. (Banks)	1,792	10,860
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	960	41,760
Integrys Energy Group, Inc. (Electric)	192	9,091
Intel Corp. (Semiconductors)	14,080	290,048
IntercontinentalExchange, Inc.* (Diversified Financial Services)	160	16,899
International Business Machines Corp. (Computers)	3,232	414,989
International Flavors & Fragrances, Inc. (Chemicals)	192	8,713
International Game Technology (Entertainment)	736	11,217
International Paper Co. (Forest Products & Paper)	1,088	26,330
Interpublic Group of Cos., Inc.* (Advertising)	1,216	11,114
Intuit, Inc.* (Software)	768	30,528
Intuitive Surgical, Inc.* (Healthcare-Products)	96	31,524
Invesco, Ltd. (Diversified Financial Services)	1,184	23,135
Iron Mountain, Inc. (Commercial Services)	448	10,604
ITT Industries, Inc. (Miscellaneous Manufacturing)	448	21,110
J.C. Penney Co., Inc. (Retail)	576	14,187
J.P. Morgan Chase & Co. (Diversified Financial Services)	10,080	406,022
Jabil Circuit, Inc. (Electronics)	480	6,965
Jacobs Engineering Group, Inc.* (Engineering & Construction)	288	10,532
Janus Capital Group, Inc. (Diversified Financial Services)	448	4,695
JDS Uniphase Corp.* (Telecommunications)	544	5,902
JM Smucker Co. (Food)	288	17,692
Johnson & Johnson (Healthcare-Products)	6,976	405,236
Johnson Controls, Inc. (Auto Parts & Equipment)	1,696	48,862
Juniper Networks, Inc.* (Telecommunications)	1,312	36,447
Kellogg Co. (Food)	640	32,032
KeyCorp (Banks)	2,208	18,680
Kimberly-Clark Corp. (Household Products/Wares)	1,024	65,659
Kimco Realty Corp. (REIT)	1,024	15,432
King Pharmaceuticals, Inc.* (Pharmaceuticals)	608	5,326
KLA -Tencor Corp. (Semiconductors)	416	13,175
Kohls Corp.* (Retail)	768	36,626
Kraft Foods, Inc. (Food)	4,416	128,991
Kroger Co. (Food)	1,632	34,566
L-3 Communications Holdings, Inc. (Aerospace/Defense)	288	21,036
Laboratory Corp. of America Holdings* (Healthcare-Services)	256	18,683
Legg Mason, Inc. (Diversified Financial Services)	416	12,018
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	352	7,336
Lennar Corp.—Class A (Home Builders)	384	5,672
Leucadia National Corp.* (Holding Companies-Diversified)	480	10,603
Lexmark International, Inc.—Class A* (Computers)	192	7,056

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Life Technologies Corp.* (Biotechnology)	448	$19,260
Limited, Inc. (Retail)	672	17,230
Lincoln National Corp. (Insurance)	736	19,165
Linear Technology Corp. (Semiconductors)	544	17,343
Lockheed Martin Corp. (Aerospace/Defense)	768	57,715
Loews Corp. (Insurance)	864	32,098
Lorillard, Inc. (Agriculture)	384	29,276
Lowe’s Cos., Inc. (Retail)	3,616	74,996
LSI Logic Corp.* (Semiconductors)	1,632	6,577
M&T Bank Corp. (Banks)	192	16,769
Macy’s, Inc. (Retail)	1,056	19,694
Marathon Oil Corp. (Oil & Gas)	1,792	59,942
Marriott International, Inc.—Class A (Lodging)	640	21,702
Marsh & McLennan Cos., Inc. (Insurance)	1,344	31,611
Marshall & Ilsley Corp. (Banks)	1,312	9,223
Masco Corp. (Building Materials)	896	9,211
Massey Energy Co. (Coal)	256	7,828
MasterCard, Inc.—Class A (Software)	224	47,049
Mattel, Inc. (Toys/Games/Hobbies)	896	18,959
McAfee, Inc.* (Internet)	384	12,710
McCormick & Co., Inc. (Food)	320	12,586
McDonald’s Corp. (Retail)	2,720	189,666
McGraw-Hill Cos., Inc. (Media)	800	24,552
McKesson Corp. (Commercial Services)	672	42,215
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	512	27,208
MeadWestvaco Corp. (Forest Products & Paper)	416	9,967
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,152	55,296
Medtronic, Inc. (Healthcare-Products)	2,784	102,924
MEMC Electronic Materials, Inc.* (Semiconductors)	576	5,507
Merck & Co., Inc. (Pharmaceuticals)	7,904	272,372
Meredith Corp. (Media)	64	2,032
MetLife, Inc. (Insurance)	2,048	86,139
MetroPCS Communications, Inc.* (Telecommunications)	640	5,728
Microchip Technology, Inc. (Semiconductors)	448	13,642
Micron Technology, Inc.* (Semiconductors)	2,144	15,608
Microsoft Corp. (Software)	19,328	498,856
Molex, Inc. (Electrical Components & Equipment)	320	6,307
Molson Coors Brewing Co.—Class B (Beverages)	384	17,284
Monsanto Co. (Agriculture)	1,376	79,588
Monster Worldwide, Inc.* (Internet)	288	3,951
Moody’s Corp. (Commercial Services)	480	11,304
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	3,520	95,005
Motorola, Inc.* (Telecommunications)	5,888	44,101
Murphy Oil Corp. (Oil & Gas)	480	26,280
Mylan Laboratories, Inc.* (Pharmaceuticals)	768	13,363
Nabors Industries, Ltd.* (Oil & Gas)	704	12,961
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	352	6,853
National Semiconductor Corp. (Semiconductors)	576	7,949
National Oilwell Varco, Inc. (Oil & Gas Services)	1,056	41,353
NetApp, Inc.* (Computers)	864	36,547
Newell Rubbermaid, Inc. (Housewares)	704	10,912
Newmont Mining Corp. (Mining)	1,216	67,974
News Corp.—Class A (Media)	5,696	74,333
NextEra Energy, Inc. (Electric)	1,024	53,555
Nicor, Inc. (Gas)	96	4,204
NIKE, Inc.—Class B (Apparel)	960	70,694
NiSource, Inc. (Electric)	672	11,088
Noble Energy, Inc. (Oil & Gas)	416	27,897
Nordstrom, Inc. (Retail)	416	14,144
Norfolk Southern Corp. (Transportation)	928	52,219
Northeast Utilities System (Electric)	416	11,581
Northern Trust Corp. (Banks)	608	28,570
Northrop Grumman Corp. (Aerospace/Defense)	736	43,159
Novell, Inc.* (Software)	864	5,219
Novellus Systems, Inc.* (Semiconductors)	224	5,983
NRG Energy, Inc.* (Electric)	640	14,515
Nucor Corp. (Iron/Steel)	768	30,060
NVIDIA Corp.* (Semiconductors)	1,440	13,234
NYSE Euronext (Diversified Financial Services)	640	18,541
O’Reilly Automotive, Inc.* (Retail)	320	15,770
Occidental Petroleum Corp. (Oil & Gas)	2,048	159,601
Office Depot, Inc.* (Retail)	672	2,903
Omnicom Group, Inc. (Advertising)	768	28,616
ONEOK, Inc. (Gas)	256	11,912
Oracle Corp. (Software)	9,920	234,509
Owens-Illinois, Inc.* (Packaging & Containers)	416	11,502
PACCAR, Inc. (Auto Manufacturers)	896	41,055
Pactiv Corp.* (Packaging & Containers)	320	9,734
Pall Corp. (Miscellaneous Manufacturing)	288	11,013
Parker Hannifin Corp. (Miscellaneous Manufacturing)	384	23,854
Patterson Cos., Inc. (Healthcare-Products)	224	5,976
Paychex, Inc. (Commercial Services)	800	20,792
Peabody Energy Corp. (Coal)	672	30,341
People’s United Financial, Inc. (Banks)	928	12,844
Pepco Holdings, Inc. (Electric)	544	9,199
PepsiCo, Inc. (Beverages)	4,064	263,794
PerkinElmer, Inc. (Electronics)	288	5,604
Pfizer, Inc. (Pharmaceuticals)	20,448	306,720
PG&E Corp. (Electric)	928	41,203
Philip Morris International, Inc. (Commercial Services)	4,672	238,459

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Pinnacle West Capital Corp. (Electric)	256	$9,751
Pioneer Natural Resources Co. (Oil & Gas)	288	16,681
Pitney Bowes, Inc. (Office/Business Equipment)	512	12,498
Plum Creek Timber Co., Inc. (Forest Products & Paper)	384	13,778
PNC Financial Services Group (Banks)	1,312	77,920
Polo Ralph Lauren Corp. (Apparel)	128	10,113
PPG Industries, Inc. (Chemicals)	416	28,900
PPL Corp. (Electric)	1,184	32,311
Praxair, Inc. (Chemicals)	768	66,678
Precision Castparts Corp. (Metal Fabricate/Hardware)	352	43,011
Priceline.com, Inc.* (Internet)	96	21,542
Principal Financial Group, Inc. (Insurance)	800	20,488
Procter & Gamble Co. (Cosmetics/Personal Care)	7,296	446,223
Progress Energy, Inc. (Electric)	704	29,645
Progressive Corp. (Insurance)	1,696	33,309
ProLogis (REIT)	1,184	12,858
Prudential Financial, Inc. (Insurance)	1,152	65,998
Public Service Enterprise Group, Inc. (Electric)	1,280	42,112
Public Storage, Inc. (REIT)	320	31,398
Pulte Group, Inc.* (Home Builders)	800	7,024
QEP Resources, Inc.* (Oil & Gas)	416	14,319
QLogic Corp.* (Semiconductors)	256	4,076
Qualcomm, Inc. (Telecommunications)	4,128	157,194
Quanta Services, Inc.* (Commercial Services)	512	10,998
Quest Diagnostics, Inc. (Healthcare-Services)	352	16,540
Qwest Communications International, Inc. (Telecommunications)	3,776	21,372
R.R. Donnelley & Sons Co. (Commercial Services)	512	8,637
RadioShack Corp. (Retail)	288	6,204
Range Resources Corp. (Oil & Gas)	384	14,254
Raytheon Co. (Aerospace/Defense)	960	44,419
Red Hat, Inc.* (Software)	448	14,403
Regions Financial Corp. (Banks)	3,008	22,049
Republic Services, Inc. (Environmental Control)	800	25,488
Reynolds American, Inc. (Agriculture)	416	24,053
Robert Half International, Inc. (Commercial Services)	352	8,863
Rockwell Automation, Inc. (Machinery-Diversified)	352	19,061
Rockwell Collins, Inc. (Aerospace/Defense)	384	21,949
Roper Industries, Inc. (Miscellaneous Manufacturing)	224	14,000
Ross Stores, Inc. (Retail)	288	15,166
Rowan Cos., Inc.* (Oil & Gas)	288	7,275
Ryder System, Inc. (Transportation)	128	5,590
Safeway, Inc. (Food)	960	19,718
SAIC, Inc.* (Commercial Services)	736	12,240
Salesforce.com, Inc.* (Software)	256	25,331
SanDisk Corp.* (Computers)	576	25,171
Sara Lee Corp. (Food)	1,664	24,611
SCANA Corp. (Electric)	256	9,807
Schlumberger, Ltd. (Oil & Gas Services)	3,008	179,457
Scripps Networks Interactive—Class A (Entertainment)	224	9,549
Sealed Air Corp. (Packaging & Containers)	384	8,306
Sears Holdings Corp.* (Retail)	96	6,816
Sempra Energy (Gas)	608	30,248
Sherwin-Williams Co. (Chemicals)	224	15,490
Sigma-Aldrich Corp. (Chemicals)	288	16,157
Simon Property Group, Inc. (REIT)	736	65,666
SLM Corp.* (Diversified Financial Services)	1,216	14,592
Smith International, Inc. (Oil & Gas Services)	608	25,220
Snap-on, Inc. (Hand/Machine Tools)	128	5,718
Southern Co. (Electric)	2,080	73,486
Southwest Airlines Co. (Airlines)	1,856	22,365
Southwestern Energy Co.* (Oil & Gas)	864	31,493
Spectra Energy Corp. (Pipelines)	1,632	33,929
Sprint Nextel Corp.* (Telecommunications)	7,552	34,513
St. Jude Medical, Inc.* (Healthcare-Products)	800	29,416
Stanley Black & Decker, Inc. (Hand/Machine Tools)	384	22,280
Staples, Inc. (Retail)	1,824	37,082
Starbucks Corp. (Retail)	1,888	46,917
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	480	23,256
State Street Corp. (Banks)	1,248	48,572
Stericycle, Inc.* (Environmental Control)	192	12,096
Stryker Corp. (Healthcare-Products)	704	32,785
Sunoco, Inc. (Oil & Gas)	288	10,273
SunTrust Banks, Inc. (Banks)	1,248	32,386
SuperValu, Inc. (Food)	512	5,775
Symantec Corp.* (Internet)	2,016	26,148
Sysco Corp. (Food)	1,472	45,588
T. Rowe Price Group, Inc. (Diversified Financial Services)	640	30,867
Target Corp. (Retail)	1,856	95,250
TECO Energy, Inc. (Electric)	512	8,366
Tellabs, Inc. (Telecommunications)	960	6,701
Tenet Healthcare Corp.* (Healthcare-Services)	1,088	5,005
Teradata Corp.* (Computers)	416	13,229
Teradyne, Inc.* (Semiconductors)	448	4,820
Tesoro Petroleum Corp. (Oil & Gas)	352	4,544
Texas Instruments, Inc. (Semiconductors)	3,072	75,848
Textron, Inc. (Miscellaneous Manufacturing)	672	13,951
The AES Corp.* (Electric)	1,664	17,156
The Charles Schwab Corp. (Diversified Financial Services)	2,464	36,443
The Dow Chemical Co. (Chemicals)	2,912	79,585
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	288	17,928
The Gap, Inc. (Retail)	1,120	20,283
See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,280	$193,050
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	608	6,487
The Hershey Co. (Food)	416	19,552
The New York Times Co.—Class A* (Media)	288	2,517
The Travelers Cos., Inc. (Insurance)	1,248	62,962
The Williams Cos., Inc. (Pipelines)	1,472	28,572
Thermo Fisher Scientific, Inc.* (Electronics)	1,024	45,937
Tiffany & Co. (Retail)	320	13,462
Time Warner Cable, Inc. (Media)	896	51,224
Time Warner, Inc. (Media)	2,880	90,605
Titanium Metals Corp.* (Mining)	192	4,251
TJX Cos., Inc. (Retail)	1,024	42,516
Torchmark Corp. (Insurance)	192	10,189
Total System Services, Inc. (Software)	480	7,157
Tyson Foods, Inc.—Class A (Food)	768	13,448
U.S. Bancorp (Banks)	4,832	115,485
Union Pacific Corp. (Transportation)	1,280	95,578
United Parcel Service, Inc.—Class B (Transportation)	2,496	162,240
United States Steel Corp. (Iron/Steel)	352	15,604
United Technologies Corp. (Aerospace/Defense)	2,336	166,090
UnitedHealth Group, Inc. (Healthcare-Services)	2,880	87,696
UnumProvident Corp. (Insurance)	832	18,986
Urban Outfitters, Inc.* (Retail)	320	10,291
V.F. Corp. (Apparel)	192	15,231
Valero Energy Corp. (Oil & Gas)	1,408	23,922
Varian Medical Systems, Inc.* (Healthcare-Products)	288	15,898
Ventas, Inc. (REIT)	384	19,476
VeriSign, Inc.* (Internet)	448	12,611
Verizon Communications, Inc. (Telecommunications)	7,136	207,372
Viacom, Inc.—Class B (Media)	1,536	50,749
Visa, Inc.—Class A (Commercial Services)	1,120	82,152
Vornado Realty Trust (REIT)	384	31,787
Vulcan Materials Co. (Building Materials)	320	14,477
W.W. Grainger, Inc. (Distribution/Wholesale)	128	14,337
Wal-Mart Stores, Inc. (Retail)	5,248	268,645
Walgreen Co. (Retail)	2,464	70,347
Walt Disney Co. (Media)	4,960	167,102
Washington Post Co.—Class B (Media)	32	13,456
Waste Management, Inc. (Environmental Control)	1,216	41,283
Waters Corp.* (Electronics)	224	14,372
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	256	10,368
WellPoint, Inc.* (Healthcare-Services)	1,056	53,560
Wells Fargo & Co. (Banks)	13,184	365,592
Western Digital Corp.* (Computers)	576	15,201
Western Union Co. (Commercial Services)	1,696	27,526
Weyerhaeuser Co. (Forest Products & Paper)	512	8,305
Whirlpool Corp. (Home Furnishings)	160	13,328
Whole Foods Market, Inc.* (Food)	416	15,796
Windstream Corp. (Telecommunications)	1,216	13,862
Wisconsin Energy Corp. (Electric)	288	15,633
Wyndham Worldwide Corp. (Lodging)	448	11,437
Wynn Resorts, Ltd. (Lodging)	160	14,029
Xcel Energy, Inc. (Electric)	1,152	25,332
Xerox Corp. (Office/Business Equipment)	3,488	33,973
Xilinx, Inc. (Semiconductors)	672	18,762
XL Group PLC (Insurance)	864	15,319
Yahoo!, Inc.* (Internet)	2,976	41,307
YUM! Brands, Inc. (Retail)	1,184	48,899
Zimmer Holdings, Inc.* (Healthcare-Products)	512	27,131
Zions Bancorp (Banks)	384	8,521

TOTAL COMMON STOCKS
(Cost $17,120,227)		24,935,618

	Principal
	Amount	Value

Repurchase Agreements (48.0%)
Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,973,054
(Collateralized by $4,985,300 U.S. Treasury Notes, 1.38%, 5/15/12, market value $5,072,542)	$4,973,000	$4,973,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $8,123,088
(Collateralized by $8,137,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $8,287,441)	8,123,000	8,123,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $6,355,069
(Collateralized by $6,393,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-7/15/12, market value $6,483,159)	6,355,000	6,355,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,657,018
(Collateralized by $1,695,000 of various Federal Home Loan Bank Securities, 0.50%–0.67%, 6/30/11-1/13/12, market value $1,696,900)	1,657,000	1,657,000

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2010

	Principal
	Amount	Valule

Repurchase Agreements, continued
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,305,033
(Collateralized by $3,317,800 of various U.S. Treasury Notes, 1.13%–4.50%, 9/30/11-12/15/11, market value $3,371,222)	$3,305,000	$3,305,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,413,000)		24,413,000

TOTAL INVESTMENT SECURITIES
(Cost $41,533,227)—97.1%		49,348,618
Net other assets (liabilities)—2.9%		1,452,420

NET ASSETS—100.0%		$50,801,038

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $2,467,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $6,752,700)	123	$75,262

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$1,430,136	$(15,622)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	17,653,865	(93,074)

		$(108,696)

Bull ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$39,730	0.1%
Aerospace/Defense	564,984	1.1%
Agriculture	293,698	0.6%
Airlines	22,365	NM
Apparel	124,431	0.3%
Auto Manufacturers	150,979	0.3%
Auto Parts & Equipment	55,349	0.1%
Banks	1,292,352	2.5%
Beverages	672,200	1.3%
Biotechnology	297,960	0.6%
Building Materials	23,688	0.1%
Chemicals	418,804	0.8%
Coal	58,558	0.1%
Commercial Services	517,036	1.0%
Computers	1,593,754	3.2%
Cosmetics/Personal Care	593,064	1.2%
Distribution/Wholesale	46,490	0.1%
Diversified Financial Services	1,434,011	2.8%
Electric	853,456	1.7%
Electrical Components & Equipment	99,838	0.2%
Electronics	127,075	0.3%
Energy-Alternate Sources	12,043	NM
Engineering & Construction	32,166	0.1%
Entertainment	20,766	NM
Environmental Control	78,867	0.2%
Food	517,230	1.0%
Forest Products & Paper	58,380	0.1%
Gas	46,364	0.1%
Hand/Machine Tools	27,998	0.1%
Healthcare-Products	815,450	1.6%
Healthcare-Services	252,108	0.5%
Holding Companies-Diversified	10,603	NM
Home Builders	20,101	NM
Home Furnishings	18,194	NM
Household Products/Wares	114,525	0.2%
Housewares	10,912	NM
Insurance	1,010,845	2.0%
Internet	602,706	1.2%
Iron/Steel	78,012	0.2%
Leisure Time	53,416	0.1%
Lodging	70,424	0.1%
Machinery-Construction & Mining	109,368	0.2%
Machinery-Diversified	140,380	0.3%
Media	760,965	1.5%
Metal Fabricate/Hardware	43,011	0.1%
Mining	185,523	0.4%
Miscellaneous Manufacturing	912,196	1.8%
Office/Business Equipment	46,471	0.1%
Oil & Gas	2,171,191	4.3%
Oil & Gas Services	407,186	0.8%
Packaging & Containers	50,258	0.1%
Pharmaceuticals	1,366,739	2.7%
Pipelines	84,184	0.2%
REIT	327,101	0.6%
Real Estate	11,424	NM
Retail	1,489,927	2.9%
Savings & Loans	14,705	NM
Semiconductors	624,614	1.2%
Software	1,107,860	2.2%
Telecommunications	1,432,078	2.8%
Textiles	8,467	NM
Toys/Games/Hobbies	32,447	0.1%
Transportation	478,591	0.9%
Other**	25,865,420	50.9%

Total	$50,801,038	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks (34.5%)
3D Systems Corp.* (Computers)	280	$4,144
99 Cents Only Stores* (Retail)	392	6,515
A.M. Castle & Co.* (Metal Fabricate/Hardware)	280	4,136
AAR Corp.* (Aerospace/Defense)	448	7,526
Abaxis, Inc.* (Healthcare-Products)	336	6,737
ABIOMED, Inc.* (Healthcare-Products)	560	6,210
ABM Industries, Inc. (Commercial Services)	504	10,937
Acacia Research Corp.* (Media)	336	4,499
Accelrys, Inc.* (Software)	560	3,948
Acco Brands Corp.* (Household Products/Wares)	840	4,973
Accuray, Inc.* (Healthcare-Products)	616	4,053
Aceto Corp. (Chemicals)	616	4,201
ACI Worldwide, Inc.* (Software)	448	8,691
Acme Packet, Inc.* (Telecommunications)	392	11,078
Acorda Therapeutics, Inc.* (Biotechnology)	392	12,677
Actuant Corp.—Class A (Miscellaneous Manufacturing)	784	16,166
Acuity Brands, Inc. (Miscellaneous Manufacturing)	336	14,156
Acxiom Corp.* (Software)	728	11,168
ADC Telecommunications, Inc.* (Telecommunications)	1,064	13,545
Administaff, Inc. (Commercial Services)	224	5,837
ADTRAN, Inc. (Telecommunications)	560	17,685
Advance America Cash Advance Centers, Inc. (Commercial Services)	672	2,648
Advanced Analogic Technologies, Inc.* (Semiconductors)	1,400	4,466
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	392	6,903
Advent Software, Inc.* (Software)	224	11,482
Advisory Board Co.* (Commercial Services)	168	7,368
AFC Enterprises, Inc.* (Retail)	504	4,773
Affymetrix, Inc.* (Biotechnology)	784	3,834
Air Methods Corp.* (Healthcare-Services)	168	5,334
Aircastle, Ltd. (Trucking & Leasing)	672	6,142
AirTran Holdings, Inc.* (Airlines)	1,736	8,368
Alaska Air Group, Inc.* (Airlines)	280	14,445
Alaska Communications Systems Group, Inc. (Telecommunications)	728	6,741
Albany International Corp.—Class A (Machinery-Diversified)	280	5,138
Align Technology, Inc.* (Healthcare-Products)	616	10,688
Alkermes, Inc.* (Pharmaceuticals)	952	12,281
ALLETE, Inc. (Electric)	448	16,155
Alliance One International, Inc.* (Agriculture)	1,680	6,334
Allied Nevada Gold Corp.* (Mining)	560	9,660
Allos Therapeutics, Inc.* (Pharmaceuticals)	1,008	4,859
Almost Family, Inc.* (Healthcare-Services)	168	4,415
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	560	8,596
Alphatec Holdings, Inc.* (Healthcare-Products)	672	2,843
Alterra Capital Holdings, Ltd. (Insurance)	1,120	21,672
AMAG Pharmaceuticals, Inc.* (Biotechnology)	224	7,052
Ambassadors Group, Inc. (Leisure Time)	336	3,810
AMERCO* (Trucking & Leasing)	112	7,635
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	728	6,778
American Campus Communities, Inc. (REIT)	504	14,591
American Capital Agency Corp. (REIT)	336	9,247
American Capital, Ltd.* (Investment Companies)	2,464	12,788
American Equity Investment Life Holding Co. (Insurance)	672	7,258
American Greetings Corp.—Class A (Household Products/Wares)	392	8,032
American Medical Systems Holdings, Inc.* (Healthcare-Products)	672	15,026
American Public Education, Inc.* (Commercial Services)	168	7,503
American Reprographics Co.* (Software)	728	6,479
American States Water Co. (Water)	336	11,854
American Vanguard Corp. (Chemicals)	504	4,309
Amerigon, Inc.* (Auto Parts & Equipment)	616	6,098
AMERIGROUP Corp.* (Healthcare-Services)	448	16,020
Ameris Bancorp* (Banks)	504	4,959
Ameron International Corp. (Miscellaneous Manufacturing)	112	6,881
Amkor Technology, Inc.* (Semiconductors)	1,344	7,755
AMN Healthcare Services, Inc.* (Commercial Services)	672	4,045
AmSurg Corp.* (Healthcare-Services)	392	7,181
AmTrust Financial Services, Inc. (Insurance)	672	8,622
ANADIGICS, Inc.* (Semiconductors)	1,008	4,425
Analogic Corp. (Electronics)	168	7,639
Anixter International, Inc.* (Telecommunications)	280	13,530
AnnTaylor Stores Corp.* (Retail)	560	9,822
Apogee Enterprises, Inc. (Building Materials)	336	3,783
Apollo Investment Corp. (Investment Companies)	1,736	17,534
Applied Industrial Technologies, Inc. (Machinery-Diversified)	392	10,976
Applied Micro Circuits Corp.* (Semiconductors)	728	8,707

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Applied Signal Technology, Inc. (Telecommunications)	392	$8,138
Arbitron, Inc. (Commercial Services)	280	8,092
Arch Chemicals, Inc. (Chemicals)	280	9,596
ArcSight, Inc.* (Telecommunications)	224	5,602
Ardea Biosciences, Inc.* (Pharmaceuticals)	168	3,352
Argo Group International Holdings, Ltd. (Insurance)	392	12,207
Ariba, Inc.* (Internet)	896	14,309
Arkansas Best Corp. (Transportation)	280	6,320
ArQule, Inc.* (Biotechnology)	616	2,630
Array BioPharma, Inc.* (Pharmaceuticals)	1,064	3,373
Arris Group, Inc.* (Telecommunications)	1,176	10,960
Arrow Financial Corp. (Banks)	168	4,237
Art Technology Group, Inc.* (Internet)	1,848	6,653
Artio Global Investors, Inc. (Diversified Financial Services)	336	5,400
Aruba Networks, Inc.* (Telecommunications)	728	12,361
ArvinMeritor, Inc.* (Auto Parts & Equipment)	784	12,865
Ascent Media Corp.—Class A* (Entertainment)	224	6,227
Ashford Hospitality Trust* (REIT)	504	4,430
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	224	7,047
Associated Estates Realty Corp. (REIT)	616	8,525
Astec Industries, Inc.* (Machinery-Construction & Mining)	224	7,022
Astoria Financial Corp. (Savings & Loans)	896	11,863
Astronics Corp.* (Aerospace/Defense)	168	2,688
Atlantic Tele-Network, Inc. (Environmental Control)	112	5,008
Atlas Air Worldwide Holdings, Inc.* (Transportation)	280	16,374
ATMI, Inc.* (Semiconductors)	616	9,141
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	392	8,844
Aviat Networks, Inc.* (Telecommunications)	952	3,846
Avid Technology, Inc.* (Software)	560	7,241
Avis Budget Group, Inc.* (Commercial Services)	1,008	12,439
AZZ, Inc. (Miscellaneous Manufacturing)	224	9,751
B&G Foods, Inc.—Class A (Food)	952	10,919
Baldor Electric Co. (Hand/Machine Tools)	448	17,123
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	616	7,620
Bank Mutual Corp. (Banks)	672	3,951
Bank of the Ozarks, Inc. (Banks)	280	10,486
Barnes Group, Inc. (Miscellaneous Manufacturing)	672	12,351
Basic Energy Services, Inc.* (Oil & Gas Services)	448	4,198
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	392	6,688
Belden, Inc. (Electrical Components & Equipment)	560	13,378
Belo Corp.—Class A* (Media)	1,176	7,115
Benchmark Electronics, Inc.* (Electronics)	672	11,222
Berkshire Hills Bancorp, Inc. (Savings & Loans)	168	3,392
Berry Petroleum Co.—Class A (Oil & Gas)	560	16,699
BGC Partners, Inc.—Class A (Diversified Financial Services)	840	4,553
Big 5 Sporting Goods Corp. (Retail)	448	6,156
Bill Barrett Corp.* (Oil & Gas)	504	17,832
BioMed Realty Trust, Inc. (REIT)	1,120	20,205
BJ’s Restaurants, Inc.* (Retail)	280	7,140
Black Box Corp. (Telecommunications)	280	8,523
Black Hills Corp. (Electric)	392	12,513
Blackbaud, Inc. (Software)	448	10,613
Blackboard, Inc.* (Software)	336	12,758
BlackRock Kelso Capital Corp. (Investment Companies)	728	7,768
Blount International, Inc.* (Machinery-Diversified)	672	7,157
Blue Coat Systems, Inc.* (Internet)	392	8,585
Bob Evans Farms, Inc. (Retail)	448	11,747
Boise, Inc.* (Forest Products & Paper)	1,008	6,038
Boston Private Financial Holdings, Inc. (Banks)	784	5,182
Brady Corp.—Class A (Electronics)	448	12,459
Bridgepoint Education, Inc.* (Commercial Services)	224	4,155
Briggs & Stratton Corp. (Machinery-Diversified)	504	9,561
Brigham Exploration Co.* (Oil & Gas)	1,120	19,331
Brightpoint, Inc.* (Distribution/Wholesale)	840	6,653
Bristow Group, Inc.* (Transportation)	336	11,232
Brown Shoe Co., Inc. (Retail)	504	7,368
Bruker Corp.* (Healthcare-Products)	616	8,113
Brunswick Corp. (Leisure Time)	784	13,265
Brush Engineered Materials, Inc.* (Mining)	280	6,678
Buckeye Technologies, Inc.* (Forest Products & Paper)	504	5,720
Buffalo Wild Wings, Inc.* (Retail)	168	7,164
Cabot Microelectronics Corp.* (Chemicals)	224	7,323
CACI International, Inc.—Class A* (Computers)	280	13,166
Cal Dive International, Inc.* (Oil & Gas Services)	1,120	6,630
Calamos Asset Management, Inc. (Diversified Financial Services)	448	4,659
Calgon Carbon Corp.* (Environmental Control)	560	7,414
California Pizza Kitchen, Inc.* (Retail)	336	6,028
California Water Service Group (Water)	392	13,936

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Callaway Golf Co. (Leisure Time)	784	$5,292
Cantel Medical Corp. (Healthcare-Products)	336	5,336
Capella Education Co.* (Commercial Services)	168	15,611
Capital Lease Funding, Inc. (REIT)	1,008	4,939
CARBO Ceramics, Inc. (Oil & Gas Services)	168	13,474
Cardinal Financial Corp. (Banks)	616	6,296
CardioNet, Inc.* (Healthcare-Products)	560	2,671
Cardtronics, Inc.* (Commercial Services)	280	3,626
Carrizo Oil & Gas, Inc.* (Oil & Gas)	448	8,785
Carter’s, Inc.* (Apparel)	560	13,574
Cascade Corp. (Machinery-Diversified)	112	4,275
Casey’s General Stores, Inc. (Retail)	448	17,136
Cash America International, Inc. (Retail)	224	7,504
Cass Information Systems, Inc. (Banks)	112	3,891
Cathay Bancorp, Inc. (Banks)	840	9,878
Cavium Networks, Inc.* (Semiconductors)	504	13,522
Cbeyond, Inc.* (Telecommunications)	392	5,970
CBL & Associates Properties, Inc. (REIT)	1,288	18,122
CDI Corp. (Commercial Services)	392	6,586
Celadon Group, Inc.* (Transportation)	504	7,883
Celera Corp.* (Biotechnology)	1,176	7,867
Centene Corp.* (Healthcare-Services)	448	9,547
Centerstate Banks, Inc. (Banks)	448	3,951
Central Garden & Pet Co.—Class A* (Household Products/Wares)	896	9,059
Century Aluminum Co.* (Mining)	896	9,345
Cenveo, Inc.* (Commercial Services)	728	4,484
Cepheid, Inc.* (Healthcare-Products)	672	11,122
Ceradyne, Inc.* (Miscellaneous Manufacturing)	336	7,812
CH Energy Group, Inc. (Electric)	224	9,363
Charming Shoppes, Inc.* (Retail)	1,288	5,770
Chart Industries, Inc.* (Machinery-Diversified)	280	4,987
Checkpoint Systems, Inc.* (Electronics)	336	6,710
Cheesecake Factory, Inc.* (Retail)	560	13,126
Chemed Corp. (Commercial Services)	280	14,818
Chemical Financial Corp. (Banks)	448	10,058
Chindex International, Inc.* (Distribution/Wholesale)	336	4,707
Chiquita Brands International, Inc.* (Food)	560	8,221
Christopher & Banks Corp. (Retail)	728	5,380
Churchill Downs, Inc. (Entertainment)	224	8,147
Cincinnati Bell, Inc.* (Telecommunications)	2,464	7,293
Cirrus Logic, Inc.* (Semiconductors)	560	10,920
CKX, Inc.* (Media)	672	3,521
Clarcor, Inc. (Miscellaneous Manufacturing)	448	16,809
Clayton Williams Energy, Inc.* (Oil & Gas)	168	7,478
Clean Harbors, Inc.* (Environmental Control)	168	10,611
Clearwater Paper Corp.* (Forest Products & Paper)	112	6,903
Cloud Peak Energy, Inc.* (Coal)	672	10,315
CNO Financial Group, Inc.* (Insurance)	2,184	11,728
Coeur d’Alene Mines Corp.* (Mining)	784	11,940
Cogdell Spencer, Inc. (REIT)	784	5,825
Cogent Communications Group, Inc.* (Internet)	1,008	8,689
Cogent, Inc.* (Electronics)	784	7,048
Cognex Corp. (Machinery-Diversified)	560	10,444
Coherent, Inc.* (Electronics)	168	6,219
Coinstar, Inc.* (Commercial Services)	168	7,644
Collective Brands, Inc.* (Retail)	672	10,765
Colonial Properties Trust (REIT)	784	12,638
Colony Financial, Inc. (REIT)	448	8,001
Columbia Banking System, Inc. (Banks)	448	8,189
Columbus McKinnon Corp. NY* (Machinery-Diversified)	448	7,047
Community Bank System, Inc. (Banks)	616	15,246
Community Trust Bancorp, Inc. (Banks)	168	4,617
Commvault Systems, Inc.* (Software)	504	9,334
Compass Diversified Holdings (Holding Companies-Diversified)	616	9,283
Compellent Technologies, Inc.* (Computers)	336	4,506
Complete Production Services, Inc.* (Oil & Gas Services)	840	16,170
Computer Programs & Systems, Inc. (Software)	112	5,037
comScore, Inc.* (Internet)	336	6,656
Comtech Telecommunications Corp.* (Telecommunications)	280	6,040
Conceptus, Inc.* (Healthcare-Products)	392	5,296
Concur Technologies, Inc.* (Software)	392	18,142
CONMED Corp.* (Healthcare-Products)	392	7,538
Consolidated Graphics, Inc.* (Commercial Services)	112	4,813
Contango Oil & Gas Co.* (Oil & Gas)	112	4,910
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	616	13,312
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	280	8,546
Cornell Companies, Inc.* (Commercial Services)	168	4,692
CoStar Group, Inc.* (Commercial Services)	224	9,818
CRA International, Inc.* (Commercial Services)	280	5,382
Cracker Barrel Old Country Store, Inc. (Retail)	168	8,229
CreXus Investment Corp. (REIT)	504	6,078
Crocs, Inc.* (Apparel)	840	10,777

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Cross Country Healthcare, Inc.* (Commercial Services)	448	$3,978
Crosstex Energy, Inc.* (Oil & Gas)	728	5,635
CryoLife, Inc.* (Biotechnology)	728	3,902
CSG Systems International, Inc.* (Software)	560	10,562
Cubic Corp. (Electronics)	224	9,076
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	840	18,127
Curtiss-Wright Corp. (Aerospace/Defense)	448	13,570
CVR Energy, Inc.* (Oil & Gas)	672	5,443
Cyberonics, Inc.* (Healthcare-Products)	336	8,004
Cymer, Inc.* (Electronics)	448	14,909
Daktronics, Inc. (Electronics)	672	5,725
Dana Holding Corp.* (Auto Parts & Equipment)	1,512	17,963
Danvers Bancorp, Inc. (Savings & Loans)	392	6,429
Darling International, Inc.* (Environmental Control)	1,288	10,510
DCT Industrial Trust, Inc. (REIT)	2,520	11,819
DealerTrack Holdings, Inc.* (Internet)	392	6,119
Deckers Outdoor Corp.* (Apparel)	336	17,099
Delphi Financial Group, Inc.—Class A (Insurance)	504	13,079
Deltic Timber Corp. (Forest Products & Paper)	168	7,691
Deluxe Corp. (Commercial Services)	448	9,220
Denny’s Corp.* (Retail)	1,568	4,202
Dexcom, Inc.* (Healthcare-Products)	672	7,500
DG Fastchannel, Inc.* (Media)	224	8,541
DHT Maritime, Inc. (Transportation)	840	3,528
Diamond Foods, Inc. (Food)	224	9,977
Diamond Management & Technology Consultants, Inc. (Commercial Services)	504	5,468
DiamondRock Hospitality Co. (REIT)	1,456	13,512
Digi International, Inc.* (Software)	448	3,723
Digital River, Inc.* (Internet)	448	11,778
DigitalGlobe, Inc.* (Telecommunications)	280	7,633
Dillards, Inc.—Class A (Retail)	448	10,367
Dime Community Bancshares, Inc. (Savings & Loans)	504	6,602
DineEquity, Inc.* (Retail)	112	4,084
Dionex Corp.* (Electronics)	168	12,684
DivX, Inc.* (Software)	392	2,983
Dollar Financial Corp.* (Commercial Services)	336	6,589
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	280	13,964
Domino’s Pizza, Inc.* (Retail)	560	7,162
Dress Barn, Inc.* (Retail)	616	15,215
Drill-Quip, Inc.* (Oil & Gas Services)	336	17,566
drugstore.com, Inc.* (Internet)	1,400	3,864
DSW, Inc.—Class A* (Retail)	168	4,470
DTS, Inc.* (Home Furnishings)	168	6,001
Duff & Phelps Corp.—Class A (Diversified Financial Services)	504	5,463
DuPont Fabros Technology, Inc. (REIT)	392	9,894
Durect Corp.* (Pharmaceuticals)	1,176	2,869
Dyax Corp.* (Pharmaceuticals)	2,016	4,838
Dycom Industries, Inc.* (Engineering & Construction)	672	6,082
E.W. Scripps Co.* (Media)	560	4,402
EarthLink, Inc. (Internet)	1,456	12,856
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,128	8,448
Eclipsys Corp.* (Software)	504	9,934
Education Realty Trust, Inc. (REIT)	1,176	8,173
Electro Rent Corp. (Commercial Services)	280	3,864
Electro Scientific Industries, Inc.* (Electronics)	448	5,143
Employers Holdings, Inc. (Insurance)	616	9,573
EMS Technologies, Inc.* (Telecommunications)	392	6,523
Emulex Corp.* (Semiconductors)	840	7,308
Encore Capital Group, Inc.* (Diversified Financial Services)	224	4,928
Encore Wire Corp. (Electrical Components & Equipment)	392	8,342
EnerSys* (Electrical Components & Equipment)	448	10,851
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	336	10,063
Entegris, Inc.* (Semiconductors)	1,232	5,680
Entertainment Properties Trust (REIT)	392	16,362
Entropic Communications, Inc.* (Semiconductors)	616	4,823
Enzo Biochem, Inc.* (Biotechnology)	728	3,349
Epoch Holding Corp. (Diversified Financial Services)	224	2,789
Equity Lifestyle Properties, Inc. (REIT)	280	14,820
Equity One, Inc. (REIT)	728	12,405
eResearchTechnology, Inc.* (Internet)	728	5,897
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	280	8,347
Esterline Technologies Corp.* (Aerospace/Defense)	224	11,498
Ethan Allen Interiors, Inc. (Home Furnishings)	224	3,436
Euronet Worldwide, Inc.* (Commercial Services)	560	8,792
Evercore Partners, Inc.—Class A (Diversified Financial Services)	224	5,260
Exelixis, Inc.* (Biotechnology)	1,288	4,019
Extra Space Storage, Inc. (REIT)	728	11,291
EZCORP, Inc.—Class A* (Retail)	504	10,030
F.N.B. Corp. (Banks)	1,568	13,438
Fair Isaac Corp. (Software)	448	10,685
FARO Technologies, Inc.* (Electronics)	280	5,760
FBR Capital Markets Corp.* (Diversified Financial Services)	952	3,142
Federal Signal Corp. (Miscellaneous Manufacturing)	840	5,006
FEI Co.* (Electronics)	504	9,858
FelCor Lodging Trust, Inc.* (REIT)	728	4,317
Ferro Corp.* (Chemicals)	952	10,158

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
First Cash Financial Services, Inc.* (Retail)	448	$10,743
First Commonwealth Financial Corp. (Banks)	1,232	6,530
First Community Bancshares, Inc. (Banks)	224	3,295
First Financial Bancorp (Banks)	672	10,685
First Financial Corp. (Banks)	168	4,766
First Merchants Corp. (Banks)	448	3,889
First Midwest Bancorp, Inc. (Banks)	840	10,567
First Potomac Realty Trust (REIT)	616	9,548
FirstMerit Corp. (Banks)	1,064	20,971
Flow International Corp.* (Machinery-Diversified)	784	2,132
Flushing Financial Corp. (Savings & Loans)	504	6,285
Force Protection, Inc.* (Auto Manufacturers)	1,064	4,756
Forestar Group, Inc.* (Real Estate)	504	8,119
FormFactor, Inc.* (Semiconductors)	560	5,421
Forward Air Corp. (Transportation)	392	11,384
FPIC Insurance Group, Inc.* (Insurance)	168	4,964
Franklin Electric Co., Inc. (Hand/Machine Tools)	280	8,610
Franklin Street Properties Corp. (REIT)	784	9,573
Fred’s, Inc. (Retail)	672	7,284
Fuller (H.B.) Co. (Chemicals)	616	12,591
FX Energy, Inc.* (Oil & Gas)	560	1,971
G & K Services, Inc. (Textiles)	392	9,122
G-III Apparel Group, Ltd.* (Apparel)	168	4,334
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	168	6,760
Gaylord Entertainment Co.* (Lodging)	336	9,741
GenCorp, Inc.* (Aerospace/Defense)	840	4,418
General Communication, Inc.—Class A* (Telecommunications)	840	7,123
Genesco, Inc.* (Retail)	224	6,113
Genesee & Wyoming, Inc.—Class A* (Transportation)	280	11,446
Gentiva Health Services, Inc.* (Healthcare-Services)	224	4,621
GeoEye, Inc.* (Telecommunications)	224	7,732
GFI Group, Inc. (Diversified Financial Services)	784	4,618
Gibraltar Industries, Inc.* (Iron/Steel)	392	4,230
Glacier Bancorp, Inc. (Banks)	896	14,318
Gladstone Capital Corp. (Investment Companies)	392	4,755
Glatfelter (Forest Products & Paper)	616	7,041
Glimcher Realty Trust (REIT)	784	5,214
Global Cash Access Holdings, Inc.* (Commercial Services)	896	3,683
Global Industries, Ltd.* (Oil & Gas Services)	1,512	7,167
Golar LNG, Ltd. (Transportation)	616	6,640
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,064	16,684
Grand Canyon Education, Inc.* (Commercial Services)	280	6,796
Granite Construction, Inc. (Engineering & Construction)	280	6,510
Graphic Packaging Holding Co.* (Packaging & Containers)	1,568	5,488
Great Lakes Dredge & Dock Co. (Commercial Services)	616	3,450
Green Plains Renewable Energy, Inc.* (Energy-Alternate Sources)	280	2,593
Greenlight Capital Re, Ltd.—Class A* (Insurance)	448	11,554
Griffon Corp.* (Miscellaneous Manufacturing)	504	6,834
Group 1 Automotive, Inc.* (Retail)	280	7,762
GSI Commerce, Inc.* (Internet)	504	11,350
GulfMark Offshore, Inc.—Class A* (Transportation)	224	6,595
Gulfport Energy Corp.* (Oil & Gas)	336	4,388
Haemonetics Corp.* (Healthcare-Products)	224	12,376
Halozyme Therapeutics, Inc.* (Biotechnology)	896	6,424
Harmonic, Inc.* (Telecommunications)	1,232	8,587
Harte-Hanks, Inc. (Advertising)	616	6,948
Hatteras Financial Corp. (REIT)	224	6,639
Hawaiian Holdings, Inc.* (Airlines)	672	4,032
Hawk Corp.—Class A* (Metal Fabricate/Hardware)	112	3,274
Haynes International, Inc. (Metal Fabricate/Hardware)	224	7,540
Headwaters, Inc.* (Energy-Alternate Sources)	1,456	5,038
Healthcare Realty Trust, Inc. (REIT)	784	18,400
Healthcare Services Group, Inc. (Commercial Services)	728	16,264
HEALTHSOUTH Corp.* (Healthcare-Services)	784	14,512
HealthSpring, Inc.* (Healthcare-Services)	672	12,634
Healthways, Inc.* (Healthcare-Services)	504	7,177
Heartland Express, Inc. (Transportation)	616	9,868
Heartland Payment Systems, Inc. (Commercial Services)	392	6,186
HeartWare International, Inc.* (Healthcare-Products)	56	3,608
Heckmann Corp.* (Beverages)	1,120	5,074
Hecla Mining Co.* (Mining)	1,960	9,682
Heidrick & Struggles International, Inc. (Commercial Services)	280	5,628
Helen of Troy, Ltd.* (Household Products/Wares)	280	6,709
Hercules Offshore, Inc.* (Oil & Gas Services)	1,568	3,983
Hercules Technology Growth Capital, Inc. (Investment Companies)	784	8,201
Herman Miller, Inc. (Office Furnishings)	504	8,669
Hersha Hospitality Trust (REIT)	1,344	6,828
Hexcel Corp.* (Aerospace/Defense Equipment)	896	16,746
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	168	2,953

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Hibbett Sports, Inc.* (Retail)	560	$14,823
Highwoods Properties, Inc. (REIT)	560	17,534
Hittite Microwave Corp.* (Semiconductors)	168	7,721
HMS Holdings Corp.* (Commercial Services)	168	9,462
HNI Corp. (Office Furnishings)	448	11,576
Home Bancshares, Inc. (Banks)	336	8,074
Home Federal Bancorp, Inc. (Savings & Loans)	280	3,654
Home Properties, Inc. (REIT)	448	22,252
Horizon Lines, Inc.—Class A (Transportation)	784	3,638
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	280	4,712
Horsehead Holding Corp.* (Mining)	840	6,434
Hot Topic, Inc. (Retail)	616	3,259
HSN, Inc.* (Retail)	448	13,171
Hub Group, Inc.—Class A* (Transportation)	392	12,603
Huron Consulting Group, Inc.* (Commercial Services)	336	6,898
IBERIABANK Corp. (Banks)	224	11,639
Iconix Brand Group, Inc.* (Apparel)	728	11,983
ICU Medical, Inc.* (Healthcare-Products)	280	10,419
IDACORP, Inc. (Electric)	504	17,751
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	560	2,862
II-VI, Inc.* (Electronics)	336	11,518
Imation Corp.* (Computers)	672	6,263
Immersion Corp.* (Computers)	448	2,477
Immucor, Inc.* (Healthcare-Products)	616	11,840
ImmunoGen, Inc.* (Biotechnology)	840	7,921
Impax Laboratories, Inc.* (Pharmaceuticals)	616	10,096
Incyte, Corp.* (Biotechnology)	952	12,395
Independent Bank Corp./MA (Banks)	336	8,000
Infinera Corp.* (Telecommunications)	1,008	9,122
Inland Real Estate Corp. (REIT)	1,344	11,155
Innophos Holdings, Inc. (Chemicals)	280	8,207
Insight Enterprises, Inc.* (Retail)	784	11,423
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	392	8,977
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	728	3,676
Insteel Industries, Inc. (Miscellaneous Manufacturing)	392	3,642
Insulet Corp.* (Healthcare-Products)	560	8,282
Integral Systems, Inc.* (Computers)	448	3,387
Interactive Intelligence, Inc.* (Software)	336	5,436
InterDigital, Inc.* (Telecommunications)	504	13,754
Interface, Inc.—Class A (Office Furnishings)	504	6,265
Intermec, Inc.* (Machinery-Diversified)	616	6,468
InterMune, Inc.* (Biotechnology)	392	3,826
Internap Network Services Corp.* (Internet)	1,008	4,717
International Bancshares Corp. (Banks)	616	10,681
International Coal Group, Inc.* (Coal)	2,016	9,072
Internet Brands, Inc.—Class A* (Internet)	448	4,919
Internet Capital Group, Inc.* (Internet)	616	5,187
Intevac, Inc.* (Machinery-Diversified)	392	4,312
Invacare Corp. (Healthcare-Products)	392	9,341
inVentiv Health, Inc.* (Advertising)	280	7,263
Invesco Mortgage Capital, Inc. (REIT)	448	9,117
Investors Real Estate Trust (REIT)	1,568	13,281
ION Geophysical Corp.* (Oil & Gas Services)	1,456	6,392
IPC The Hospitalist Co.* (Healthcare-Services)	168	4,326
IPG Photonics Corp.* (Telecommunications)	336	5,413
iRobot Corp.* (Machinery-Diversified)	224	4,561
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	280	3,304
Isilon Systems, Inc.* (Computers)	336	5,893
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,008	9,969
Ixia* (Telecommunications)	560	6,149
J & J Snack Foods Corp. (Food)	168	7,007
j2 Global Communications, Inc.* (Internet)	560	13,177
Jack Henry & Associates, Inc. (Computers)	616	15,646
Jack in the Box, Inc.* (Retail)	504	10,398
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	728	11,488
James River Coal Co.* (Coal)	448	7,844
JDA Software Group, Inc.* (Software)	448	10,528
JetBlue Airways Corp.* (Airlines)	2,184	14,043
Jo-Ann Stores, Inc.* (Retail)	280	11,729
John Bean Technologies Corp. (Miscellaneous Manufacturing)	616	9,677
Jones Apparel Group, Inc. (Apparel)	616	10,743
Jos. A. Bank Clothiers, Inc.* (Retail)	224	13,144
Journal Communications, Inc.—Class A* (Media)	840	3,998
K-Swiss, Inc.—Class A* (Apparel)	280	3,346
Kadant, Inc.* (Machinery-Diversified)	224	4,366
Kaiser Aluminum Corp. (Mining)	336	13,776
Kaman Corp. (Aerospace/Defense)	224	5,116
Kaydon Corp. (Metal Fabricate/Hardware)	336	12,765
KBW, Inc.* (Diversified Financial Services)	392	8,957
Kelly Services, Inc.—Class A* (Commercial Services)	336	4,973
Kenexa Corp.* (Commercial Services)	336	4,042
Key Energy Services, Inc.* (Oil & Gas Services)	1,288	12,442
Kilroy Realty Corp. (REIT)	560	18,805
Kindred Healthcare, Inc.* (Healthcare-Services)	448	5,958

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	896	$12,884
Knight Transportation, Inc. (Transportation)	560	11,715
Knightsbridge Tankers, Ltd. (Transportation)	336	6,270
Knoll, Inc. (Office Furnishings)	616	8,642
Knology, Inc.* (Telecommunications)	560	6,328
Kopin Corp.* (Semiconductors)	1,400	5,278
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	224	5,564
Korn/Ferry International* (Commercial Services)	448	6,294
Krispy Kreme Doughnuts, Inc.* (Retail)	896	3,530
Kulicke & Soffa Industries, Inc.* (Semiconductors)	784	5,268
KVH Industries, Inc.* (Telecommunications)	280	3,914
L-1 Identity Solutions, Inc.* (Electronics)	896	7,311
La-Z-Boy, Inc.* (Home Furnishings)	504	4,314
LaBranche & Co., Inc.* (Diversified Financial Services)	728	2,759
Laclede Group, Inc. (Gas)	392	13,696
Ladish Co., Inc.* (Metal Fabricate/Hardware)	224	6,588
Lakeland Financial Corp. (Banks)	224	4,599
Lance, Inc. (Food)	336	7,100
Landauer, Inc. (Commercial Services)	168	10,545
LaSalle Hotel Properties (REIT)	560	13,283
Lattice Semiconductor Corp.* (Semiconductors)	1,064	5,916
Lawson Software, Inc.* (Software)	1,400	11,158
Layne Christensen Co.* (Engineering & Construction)	168	4,235
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	2,856	4,313
Lexington Realty Trust (REIT)	1,344	8,642
LHC Group, Inc.* (Healthcare-Services)	224	5,150
Life Time Fitness, Inc.* (Leisure Time)	336	12,217
Limelight Networks, Inc.* (Internet)	1,064	4,522
Lin TV Corp.—Class A* (Media)	672	3,931
Lionbridge Technologies, Inc.* (Internet)	560	2,755
Liquidity Services, Inc.* (Internet)	448	6,084
Littelfuse, Inc.* (Electrical Components & Equipment)	224	7,977
Live Nation, Inc.* (Commercial Services)	1,288	11,888
LivePerson, Inc.* (Computers)	672	4,731
Liz Claiborne, Inc.* (Apparel)	1,344	6,371
LogMeIn, Inc.* (Telecommunications)	112	3,192
Loral Space & Communications, Inc.* (Telecommunications)	168	8,037
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,288	9,377
LSB Industries, Inc.* (Miscellaneous Manufacturing)	336	4,869
LTC Properties, Inc. (REIT)	448	11,043
Lufkin Industries, Inc. (Oil & Gas Services)	280	11,511
Lumber Liquidators Holdings, Inc.* (Retail)	224	5,560
Luminex Corp.* (Healthcare-Products)	504	8,205
M/I Schottenstein Homes, Inc.* (Home Builders)	392	4,136
Magellan Health Services, Inc.* (Healthcare-Services)	336	14,142
Maidenform Brands, Inc.* (Apparel)	392	9,733
Manhattan Associates, Inc.* (Computers)	280	7,521
ManTech International Corp.—Class A* (Software)	168	6,661
Marcus Corp. (Lodging)	448	5,466
Martek Biosciences Corp.* (Biotechnology)	336	6,952
Masimo Corp. (Healthcare-Products)	504	11,632
MasTec, Inc.* (Telecommunications)	840	8,921
MB Financial, Inc. (Banks)	616	10,681
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	448	3,544
MCG Capital Corp. (Investment Companies)	1,512	8,754
McGrath Rentcorp (Commercial Services)	336	7,836
McMoRan Exploration Co.* (Oil & Gas)	840	8,744
Measurement Specialties, Inc.* (Electronics)	224	3,741
MedAssets, Inc.* (Software)	392	9,177
Mediacom Communications Corp.—Class A* (Media)	504	3,699
Medical Action Industries, Inc.* (Healthcare-Products)	504	6,905
Medical Properties Trust, Inc. (REIT)	1,288	12,803
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	728	18,455
Mentor Graphics Corp.* (Computers)	1,232	11,852
Mercury Computer Systems, Inc.* (Computers)	392	5,174
Merge Healthcare, Inc.* (Healthcare-Products)	1,176	3,810
Meridian Bioscience, Inc. (Healthcare-Products)	448	8,606
Merit Medical Systems, Inc.* (Healthcare-Products)	448	7,580
Meritage Homes Corp.* (Home Builders)	392	6,891
Metabolix, Inc.* (Miscellaneous Manufacturing)	224	3,163
Metalico, Inc.* (Environmental Control)	952	3,989
Methode Electronics, Inc. (Electronics)	336	3,588
MF Global Holdings, Ltd.* (Diversified Financial Services)	952	6,121
MFA Financial, Inc. (REIT)	2,240	16,442
MGIC Investment Corp.* (Insurance)	1,792	15,393
Michael Baker Corp.* (Engineering & Construction)	168	6,518
Micrel, Inc. (Semiconductors)	728	7,076

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Microsemi Corp.* (Semiconductors)	1,064	$16,981
MicroStrategy, Inc.—Class A* (Software)	112	9,295
Mid-America Apartment Communities, Inc. (REIT)	224	12,652
Middlesex Water Co. (Water)	504	8,341
Mine Safety Appliances Co. (Environmental Control)	448	11,222
Minerals Technologies, Inc. (Chemicals)	168	8,765
MKS Instruments, Inc.* (Semiconductors)	448	9,614
Mobile Mini, Inc.* (Storage/Warehousing)	392	6,719
Modine Manufacturing Co.* (Auto Parts & Equipment)	504	5,116
Molina Healthcare, Inc.* (Healthcare-Services)	168	5,008
Momenta Pharmaceuticals, Inc.* (Biotechnology)	504	10,755
Monarch Casino & Resort, Inc.* (Lodging)	224	2,386
Monolithic Power Systems, Inc.* (Semiconductors)	392	6,907
Monro Muffler Brake, Inc. (Commercial Services)	224	9,193
Montpelier Re Holdings, Ltd. (Insurance)	1,456	23,675
Moog, Inc.—Class A* (Aerospace/Defense)	448	16,043
Move, Inc.* (Internet)	1,960	4,430
MTS Systems Corp. (Computers)	392	11,341
Mueller Industries, Inc. (Metal Fabricate/Hardware)	504	12,459
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,344	5,107
Multi-Color Corp. (Commercial Services)	336	4,388
Multimedia Games, Inc.* (Leisure Time)	560	2,352
MVC Capital, Inc. (Investment Companies)	504	6,461
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	112	5,898
Myers Industries, Inc. (Miscellaneous Manufacturing)	840	6,644
MYR Group, Inc.* (Engineering & Construction)	280	4,707
Nabi Biopharmaceuticals* (Pharmaceuticals)	1,400	8,008
NACCO Industries, Inc.—Class A (Machinery-Diversified)	56	4,986
Nara Bancorp, Inc.* (Banks)	448	3,212
Nash Finch Co. (Food)	280	11,010
National Beverage Corp. (Beverages)	280	3,982
National CineMedia, Inc. (Entertainment)	392	7,032
National Financial Partners* (Diversified Financial Services)	504	5,408
National Health Investors, Inc. (REIT)	280	10,542
National Penn Bancshares, Inc. (Banks)	1,568	10,443
Natus Medical, Inc.* (Healthcare-Products)	504	7,399
Navigant Consulting Co.* (Commercial Services)	672	6,612
NBT Bancorp, Inc. (Banks)	448	9,892
NCI Building Systems, Inc.* (Building Materials)	336	3,182
Nektar Therapeutics* (Biotechnology)	952	12,433
Neogen Corp.* (Pharmaceuticals)	448	13,377
Netezza Corp.* (Computers)	560	8,680
NETGEAR, Inc.* (Telecommunications)	392	9,408
Netlogic Microsystems, Inc.* (Semiconductors)	560	16,554
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	504	2,863
Neutral Tandem, Inc.* (Telecommunications)	448	4,794
New Jersey Resources Corp. (Gas)	504	18,814
NewAlliance Bancshares, Inc. (Savings & Loans)	1,064	12,949
NewMarket Corp. (Chemicals)	112	12,005
Newpark Resources, Inc.* (Oil & Gas Services)	896	7,159
Newport Corp.* (Electronics)	504	6,416
NGP Capital Resources Co. (Investment Companies)	336	2,554
Nicor, Inc. (Gas)	504	22,070
Nolan Co.* (Media)	336	3,928
Nordson Corp. (Machinery-Diversified)	280	17,654
Northern Oil & Gas, Inc.* (Oil & Gas)	560	8,221
Northwest Bancshares, Inc. (Savings & Loans)	1,232	14,944
Northwest Natural Gas Co. (Gas)	504	23,895
NorthWestern Corp. (Electric)	616	17,371
Novatel Wireless, Inc.* (Telecommunications)	840	5,628
NPS Pharmaceuticals, Inc.* (Biotechnology)	784	5,425
NTELOS Holdings Corp. (Telecommunications)	392	7,334
Nu Skin Enterprises, Inc. (Retail)	448	12,759
Nutraceutical International Corp.* (Pharmaceuticals)	224	3,528
NuVasive, Inc.* (Healthcare-Products)	280	9,176
NxStage Medical, Inc.* (Healthcare-Products)	336	5,305
Obagi Medical Products, Inc.* (Pharmaceuticals)	392	4,555
Ocwen Financial Corp.* (Diversified Financial Services)	784	8,279
Odyssey Healthcare, Inc.* (Healthcare-Services)	280	7,493
OfficeMax, Inc.* (Retail)	784	11,203
Old Dominion Freight Line, Inc.* (Transportation)	280	11,040
Old National Bancorp (Banks)	1,288	13,550
Olin Corp. (Chemicals)	840	17,052
Olympic Steel, Inc. (Iron/Steel)	224	5,696
OM Group, Inc.* (Chemicals)	392	10,584

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
OmniVision Technologies, Inc.* (Semiconductors)	504	$11,244
Omnova Solutions, Inc.* (Chemicals)	784	6,115
On Assignment, Inc.* (Commercial Services)	504	2,434
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	672	17,472
Openwave Systems, Inc.* (Internet)	1,680	3,410
OPNET Technologies, Inc. (Software)	336	5,121
Oppenheimer Holdings, Inc.—Class A (Diversified Financial Services)	224	6,413
OraSure Technologies, Inc.* (Healthcare-Products)	784	3,716
Orbital Sciences Corp.* (Aerospace/Defense)	840	12,298
Orient-Express Hotels, Ltd.—Class A* (Lodging)	896	8,163
Oriental Financial Group, Inc. (Banks)	448	6,344
Orion Marine Group, Inc.* (Engineering & Construction)	448	5,564
Oritani Financial Corp. (Savings & Loans)	840	8,400
OSI Systems, Inc.* (Electronics)	168	4,669
Otter Tail Corp. (Electric)	560	11,508
Owens & Minor, Inc. (Distribution/Wholesale)	560	15,226
Oxford Industries, Inc. (Apparel)	168	3,763
P.F. Chang’s China Bistro, Inc. (Retail)	224	9,274
Pacer International, Inc.* (Transportation)	448	3,692
Pacific Sunwear of California, Inc.* (Retail)	896	3,620
PacWest Bancorp (Banks)	560	11,721
PAETEC Holding Corp.* (Telecommunications)	1,512	5,942
Pain Therapeutics, Inc.* (Pharmaceuticals)	448	2,621
Palomar Medical Technologies, Inc.* (Healthcare-Products)	392	4,375
Panhandle Oil & Gas, Inc.—Class A (Oil & Gas)	112	3,348
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	392	10,349
Parametric Technology Corp.* (Software)	1,064	19,088
PAREXEL International Corp.* (Commercial Services)	616	12,646
Parker Drilling Co.* (Oil & Gas)	1,736	7,256
Parkway Properties, Inc. (REIT)	448	7,486
Patriot Coal Corp.* (Coal)	784	9,455
PDL BioPharma, Inc. (Biotechnology)	1,792	11,146
Pebblebrook Hotel Trust* (REIT)	280	5,121
Pegasystems, Inc. (Software)	168	5,168
Penn Virginia Corp. (Oil & Gas)	616	11,704
Perficient, Inc.* (Internet)	504	4,360
Pericom Semiconductor Corp.* (Semiconductors)	560	5,118
Petroleum Development* (Oil & Gas)	280	8,159
PetroQuest Energy, Inc.* (Oil & Gas)	896	5,949
Pharmasset, Inc.* (Pharmaceuticals)	280	7,563
PharMerica Corp.* (Pharmaceuticals)	616	8,045
Phase Forward, Inc.* (Software)	336	5,645
PHH Corp.* (Commercial Services)	560	11,150
PHI, Inc.* (Transportation)	280	4,449
Photronics, Inc.* (Semiconductors)	1,176	5,316
PICO Holdings, Inc.* (Water)	336	10,530
Piedmont Natural Gas Co., Inc. (Gas)	896	23,852
Pier 1 Imports, Inc.* (Retail)	1,008	7,046
Pinnacle Entertainment, Inc.* (Entertainment)	616	6,684
Pinnacle Financial Partners, Inc.* (Banks)	504	5,085
Pioneer Drilling Co.* (Oil & Gas)	560	3,707
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	168	5,240
Plantronics, Inc. (Telecommunications)	504	15,105
Platinum Underwriters Holdings, Ltd. (Insurance)	392	15,319
Playboy Enterprises, Inc.—Class B* (Media)	672	3,636
Plexus Corp.* (Electronics)	392	11,446
PMA Capital Corp.—Class A* (Insurance)	672	4,509
PMFG, Inc.* (Miscellaneous Manufacturing)	112	2,073
PMI Group, Inc.* (Insurance)	1,344	4,207
PNM Resources, Inc. (Electric)	1,176	13,912
Polaris Industries, Inc. (Leisure Time)	280	16,716
PolyOne Corp.* (Chemicals)	728	7,506
Polypore International, Inc.* (Miscellaneous Manufacturing)	224	5,501
Pool Corp. (Distribution/Wholesale)	336	7,436
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	112	7,804
Post Properties, Inc. (REIT)	560	14,269
Potlatch Corp. (Forest Products & Paper)	392	14,528
Power Integrations, Inc. (Semiconductors)	280	9,898
Power-One, Inc.* (Electrical Components & Equipment)	280	3,480
PowerSecure International, Inc.* (Electrical Components & Equipment)	392	4,104
Premiere Global Services, Inc.* (Telecommunications)	1,064	6,661
PriceSmart, Inc. (Retail)	336	9,408
PrivateBancorp, Inc. (Banks)	504	6,234
ProAssurance Corp.* (Insurance)	392	23,328
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	728	3,349
Prospect Capital Corp. (Investment Companies)	672	6,525
Prosperity Bancshares, Inc. (Banks)	448	15,178
Provident Financial Services, Inc. (Savings & Loans)	896	11,478
Provident New York Bancorp (Savings & Loans)	504	4,677
PS Business Parks, Inc. (REIT)	224	13,008
PSS World Medical, Inc.* (Healthcare-Products)	560	10,539
Psychiatric Solutions, Inc.* (Healthcare-Services)	448	14,847

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Quaker Chemical Corp. (Chemicals)	168	$5,924
Quanex Building Products Corp. (Building Materials)	336	5,910
Quantum Corp.* (Computers)	3,696	5,914
Quest Software, Inc.* (Software)	616	12,419
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	504	5,670
Quidel Corp.* (Healthcare-Products)	448	5,555
Quiksilver, Inc.* (Apparel)	1,232	5,507
Rackspace Hosting, Inc.* (Internet)	840	15,708
Radian Group, Inc. (Insurance)	1,176	10,114
Radiant Systems, Inc.* (Computers)	448	6,366
Ramco-Gershenson Properties Trust (REIT)	560	6,440
Raven Industries, Inc. (Miscellaneous Manufacturing)	168	5,885
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	280	8,588
RCN Corp.* (Telecommunications)	392	5,856
RealNetworks, Inc.* (Internet)	1,120	3,718
Red Robin Gourmet Burgers, Inc.* (Retail)	224	4,780
Redwood Trust, Inc. (REIT)	896	14,022
Regis Corp. (Retail)	728	11,087
RehabCare Group, Inc.* (Healthcare-Services)	280	5,933
Rent-A-Center, Inc.* (Commercial Services)	504	11,083
Res-Care, Inc.* (Healthcare-Services)	392	3,849
Resources Connection, Inc.* (Commercial Services)	560	7,274
Retail Ventures, Inc.* (Retail)	560	5,426
REX American Resources Corp.* (Energy-Alternate Sources)	168	2,696
Rex Energy Corp.* (Oil & Gas)	448	4,749
RF Micro Devices, Inc.* (Telecommunications)	2,576	10,742
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	784	6,350
RightNow Technologies, Inc.* (Software)	280	4,430
Riverbed Technology, Inc.* (Computers)	560	20,770
RLI Corp. (Insurance)	392	21,752
Rock-Tenn Co.—Class A (Forest Products & Paper)	280	14,902
Rockwood Holdings, Inc.* (Chemicals)	448	13,086
Rofin-Sinar Technologies, Inc.* (Electronics)	280	5,897
Rogers Corp.* (Electronics)	280	8,666
Rosetta Resources, Inc.* (Oil & Gas)	560	12,359
RPC, Inc. (Oil & Gas Services)	504	8,407
RSC Holdings, Inc.* (Commercial Services)	1,008	7,883
RTI Biologics, Inc.* (Healthcare-Products)	1,120	3,237
RTI International Metals, Inc.* (Mining)	336	9,536
Ruby Tuesday, Inc.* (Retail)	560	5,723
Ruddick Corp. (Food)	392	13,896
Rue21, Inc.* (Retail)	168	5,095
Rush Enterprises, Inc.* (Retail)	448	6,693
S1 Corp.* (Internet)	1,624	9,533
Safety Insurance Group, Inc. (Insurance)	280	10,976
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	504	21,375
Sally Beauty Holdings, Inc.* (Retail)	1,008	9,536
Sanderson Farms, Inc. (Food)	224	10,472
Sandy Spring Bancorp, Inc. (Banks)	336	5,692
Santarus, Inc.* (Pharmaceuticals)	1,232	3,068
Sapient Corp. (Internet)	840	9,240
Saul Centers, Inc. (REIT)	168	7,106
Savient Pharmaceuticals, Inc.* (Biotechnology)	840	11,508
SAVVIS, Inc.* (Telecommunications)	392	6,911
SCBT Financial Corp. (Banks)	168	5,415
Scholastic Corp. (Media)	448	11,348
Schulman (A.), Inc. (Chemicals)	448	8,776
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	168	8,892
SeaChange International, Inc.* (Software)	560	5,018
Sealy Corp.* (Home Furnishings)	1,456	3,989
Seattle Genetics, Inc.* (Biotechnology)	896	10,913
Semtech Corp.* (Semiconductors)	784	13,626
Seneca Foods Corp.—Class A* (Food)	168	5,137
Sensient Technologies Corp. (Chemicals)	504	14,848
Shenandoah Telecommunications Co. (Telecommunications)	168	3,273
ShoreTel, Inc.* (Telecommunications)	560	2,800
Shuffle Master, Inc.* (Entertainment)	840	7,384
Shutterfly, Inc.* (Internet)	392	9,831
Signature Bank* (Banks)	448	17,221
Silgan Holdings, Inc. (Packaging & Containers)	280	7,958
Silicon Graphics International Corp.* (Computers)	448	3,494
Silicon Image, Inc.* (Semiconductors)	952	4,056
Simpson Manufacturing Co., Inc. (Building Materials)	392	10,110
Sinclair Broadcast Group, Inc.—Class A* (Media)	504	3,044
Sirona Dental Systems, Inc.* (Healthcare-Products)	336	10,342
SJW Corp. (Water)	112	2,788
Skechers U.S.A., Inc.—Class A* (Apparel)	336	12,462
Skyline Corp. (Home Builders)	168	3,373
SkyWest, Inc. (Airlines)	560	6,972
Smart Balance, Inc.* (Food)	840	3,209
Smith Corp. (Miscellaneous Manufacturing)	224	12,248
Smith Micro Software, Inc.* (Software)	448	4,404
Solarwinds, Inc.* (Software)	336	4,644
Solutia, Inc.* (Chemicals)	1,120	15,803
Sonic Automotive, Inc.* (Retail)	728	7,200
Sonic Corp.* (Retail)	784	6,899
Sonus Networks, Inc.* (Telecommunications)	1,736	5,000
Sotheby’s (Commercial Services)	616	16,712
Sourcefire, Inc.* (Internet)	280	5,975

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
South Jersey Industries, Inc. (Gas)	280	$13,082
Southside Bancshares, Inc. (Banks)	224	4,247
Sovran Self Storage, Inc. (REIT)	336	12,365
Spartan Stores, Inc. (Food)	392	5,629
SRA International, Inc.—Class A* (Computers)	560	12,443
Stage Stores, Inc. (Retail)	728	8,008
Standard Microsystems Corp.* (Semiconductors)	336	7,399
Standard Pacific Corp.* (Home Builders)	1,120	4,480
Standex International Corp. (Miscellaneous Manufacturing)	168	5,043
Stanley, Inc.* (Engineering & Construction)	112	4,183
Starwood Property Trust, Inc. (REIT)	448	7,956
Steelcase, Inc.—Class A (Office Furnishings)	728	5,030
Steiner Leisure, Ltd.* (Commercial Services)	224	9,522
StellarOne Corp. (Banks)	336	4,560
Stepan Co. (Chemicals)	56	3,697
STERIS Corp. (Healthcare-Products)	560	17,802
Sterling Bancshares, Inc. (Banks)	1,008	5,232
Steven Madden, Ltd.* (Apparel)	224	8,653
Stewart Enterprises, Inc.—Class A (Commercial Services)	1,456	7,819
Stewart Information Services Corp. (Insurance)	392	3,916
Stifel Financial Corp.* (Diversified Financial Services)	224	10,380
Stillwater Mining Co.* (Mining)	448	6,169
Stone Energy Corp.* (Oil & Gas)	616	7,244
STR Holdings, Inc.* (Miscellaneous Manufacturing)	280	6,272
Strategic Hotels & Resorts, Inc.* (REIT)	1,288	5,938
SuccessFactors, Inc.* (Commercial Services)	560	11,374
Sunstone Hotel Investors, Inc.* (REIT)	1,232	12,714
Super Micro Computer, Inc.* (Computers)	224	3,235
SuperGen, Inc.* (Biotechnology)	1,176	2,376
Superior Well Services, Inc.* (Oil & Gas Services)	280	5,200
Support.com, Inc.* (Internet)	952	3,932
Susquehanna Bancshares, Inc. (Banks)	1,232	10,657
SVB Financial Group* (Banks)	280	12,093
Swift Energy Co.* (Oil & Gas)	392	10,165
Sykes Enterprises, Inc.* (Computers)	560	8,876
Syniverse Holdings, Inc.* (Telecommunications)	448	10,004
SYNNEX Corp.* (Software)	392	10,345
Synovis Life Technologies, Inc.* (Healthcare-Products)	224	3,647
Syntel, Inc. (Computers)	224	9,242
Take-Two Interactive Software, Inc.* (Software)	784	8,036
TAL International Group, Inc. (Trucking & Leasing)	224	6,035
Taleo Corp.—Class A* (Software)	392	9,643
Tanger Factory Outlet Centers, Inc. (REIT)	224	10,013
Taser International, Inc.* (Electronics)	728	2,985
Tecumseh Products Co.—Class A* (Machinery-Diversified)	224	2,899
Tekelec* (Telecommunications)	448	6,335
TeleCommunication Systems, Inc.—Class A* (Internet)	840	3,016
Teledyne Technologies, Inc.* (Aerospace/Defense)	336	13,786
TeleTech Holdings, Inc.* (Commercial Services)	560	7,784
Tennant Co. (Machinery-Diversified)	168	6,303
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	560	15,456
Terremark Worldwide, Inc.* (Internet)	784	7,040
Tessera Technologies, Inc.* (Semiconductors)	504	8,558
Tetra Tech, Inc.* (Environmental Control)	560	11,743
TETRA Technologies, Inc.* (Oil & Gas Services)	896	9,336
Texas Capital Bancshares, Inc.* (Banks)	616	10,281
Texas Roadhouse, Inc.—Class A* (Retail)	560	7,549
The Andersons, Inc. (Agriculture)	224	7,699
The Bancorp, Inc.* (Banks)	392	2,960
The Cato Corp.—Class A (Retail)	392	9,126
The Children’s Place Retail Stores, Inc.* (Retail)	224	9,374
The Corporate Executive Board Co. (Commercial Services)	336	9,465
The Ensign Group, Inc. (Healthcare-Services)	392	7,056
The Finish Line, Inc.—Class A (Retail)	392	5,610
The Geo Group, Inc.* (Commercial Services)	392	8,459
The Gorman-Rupp Co. (Machinery-Diversified)	224	6,707
The Greenbrier Cos., Inc.* (Trucking & Leasing)	280	3,657
The Gymboree Corp.* (Apparel)	280	12,124
The Hain Celestial Group, Inc.* (Food)	504	10,614
The Knot, Inc.* (Internet)	728	5,991
The Medicines Co.* (Pharmaceuticals)	672	6,189
The Men’s Wearhouse, Inc. (Retail)	560	10,898
The Middleby Corp.* (Machinery-Diversified)	112	6,441
The Navigators Group, Inc.* (Insurance)	168	7,162
The Pantry, Inc.* (Retail)	392	7,056
The Pep Boys-Manny, Moe & Jack (Retail)	616	5,914
The Phoenix Cos., Inc.* (Insurance)	1,568	3,763
The Princeton Review, Inc.* (Commercial Services)	1,176	2,928

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
The Ryland Group, Inc. (Home Builders)	504	$8,225
The Talbots, Inc.* (Retail)	672	7,721
The Timberland Co.—Class A* (Apparel)	392	6,907
The Ultimate Software Group, Inc.* (Software)	392	12,646
The Warnaco Group, Inc.* (Apparel)	392	16,374
The Wet Seal, Inc.—Class A* (Retail)	1,736	5,868
Theravance, Inc.* (Pharmaceuticals)	616	9,123
THQ, Inc.* (Software)	952	4,341
Tibco Software, Inc.* (Internet)	1,624	22,021
TiVo, Inc.* (Home Furnishings)	952	8,168
TNS, Inc.* (Commercial Services)	336	6,602
TomoTherapy, Inc.* (Healthcare-Products)	1,008	3,357
Tompkins Financial Corp. (Banks)	112	4,676
Transcend Services, Inc.* (Commercial Services)	336	4,674
TreeHouse Foods, Inc.* (Food)	336	16,024
TriMas Corp.* (Miscellaneous Manufacturing)	280	3,343
Triple-S Management Corp.—Class B* (Healthcare-Services)	392	7,793
TriQuint Semiconductor, Inc.* (Semiconductors)	1,288	8,926
Triumph Group, Inc. (Aerospace/Defense)	112	8,501
True Religion Apparel, Inc.* (Apparel)	280	6,882
TrueBlue, Inc.* (Commercial Services)	560	7,207
TrustCo Bank Corp. NY (Banks)	1,344	7,822
Trustmark Corp. (Banks)	616	13,552
TTM Technologies, Inc.* (Electronics)	896	9,184
Tutor Perini Corp.* (Engineering & Construction)	392	7,558
Tyler Technologies, Inc.* (Computers)	504	8,281
U-Store-It Trust (REIT)	1,232	9,942
U.S. Physical Therapy, Inc.* (Healthcare-Services)	336	6,112
UIL Holdings Corp. (Electric)	448	12,208
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	280	7,073
Ultratech Stepper, Inc.* (Semiconductors)	280	5,060
UMB Financial Corp. (Banks)	504	18,960
Umpqua Holdings Corp. (Banks)	1,176	14,735
Union First Market Bankshares Corp. (Banks)	392	5,566
Unisource Energy Corp. (Electric)	392	12,654
Unisys Corp.* (Computers)	448	12,100
United Community Banks, Inc.* (Banks)	1,176	3,646
United Fire & Casualty Co. (Insurance)	280	6,003
United Natural Foods, Inc.* (Food)	392	13,222
United Online, Inc. (Internet)	1,400	8,848
United Rentals, Inc.* (Commercial Services)	616	8,119
Unitil Corp. (Electric)	280	6,118
Universal American Financial Corp.* (Insurance)	504	8,437
Universal Corp. (Agriculture)	224	9,934
Universal Electronics, Inc.* (Home Furnishings)	280	4,917
Universal Forest Products, Inc. (Building Materials)	224	6,937
Universal Health Realty Income Trust (REIT)	280	9,318
Universal Technical Institute, Inc. (Commercial Services)	280	5,704
Univest Corp. of Pennsylvania (Banks)	168	2,911
Urstadt Biddle Properties—Class A (REIT)	392	6,989
US Airways Group, Inc.* (Airlines)	1,512	16,405
US Ecology, Inc. (Environmental Control)	392	5,798
US Gold Corp.* (Mining)	1,176	5,821
USA Mobility, Inc. (Telecommunications)	448	6,644
USA Truck, Inc.* (Transportation)	168	2,754
USEC, Inc.* (Mining)	1,176	6,503
VAALCO Energy, Inc.* (Oil & Gas)	840	5,015
Vail Resorts, Inc.* (Entertainment)	336	12,728
Valassis Communications, Inc.* (Commercial Services)	392	13,551
ValueClick, Inc.* (Internet)	896	9,811
Veeco Instruments, Inc.* (Semiconductors)	392	16,974
Venoco, Inc.* (Oil & Gas)	448	8,431
VeriFone Systems, Inc.* (Software)	784	17,154
Viad Corp. (Commercial Services)	392	7,801
ViaSat, Inc.* (Telecommunications)	224	8,095
Vicor Corp. (Electrical Components & Equipment)	392	6,170
ViroPharma, Inc.* (Pharmaceuticals)	896	11,800
Vital Images, Inc.* (Software)	224	3,291
Vitamin Shoppe, Inc.* (Retail)	168	4,590
Vocus, Inc.* (Internet)	336	5,473
Volcano Corp.* (Healthcare-Products)	504	11,123
Volcom, Inc.* (Apparel)	336	5,467
Volterra Semiconductor Corp.* (Semiconductors)	280	6,306
W&T Offshore, Inc. (Oil & Gas)	616	5,673
W.R. Grace & Co.* (Chemicals)	560	14,375
Warren Resources, Inc.* (Oil & Gas)	1,456	4,572
Washington Trust Bancorp, Inc. (Banks)	168	3,252
Watsco, Inc. (Distribution/Wholesale)	224	12,479
WD-40 Co. (Household Products/Wares)	280	10,181
Websense, Inc.* (Internet)	504	9,354
Webster Financial Corp. (Banks)	672	12,526
WellCare Health Plans, Inc.* (Healthcare-Services)	392	10,110
Werner Enterprises, Inc. (Transportation)	448	10,317
WesBanco, Inc. (Banks)	336	5,830
West Pharmaceutical Services, Inc. (Healthcare-Products)	448	16,280
Western Alliance Bancorp* (Banks)	672	4,885
Westlake Chemical Corp. (Chemicals)	224	5,542
Willbros Group, Inc.* (Oil & Gas Services)	672	6,149
Winn-Dixie Stores, Inc.* (Food)	616	6,043
Winnebago Industries, Inc.* (Home Builders)	392	4,096
Winthrop Realty Trust (REIT)	336	4,140
Wintrust Financial Corp. (Banks)	280	8,714
Wolverine World Wide, Inc. (Apparel)	448	12,808
Woodward Governor Co. (Electronics)	616	18,628
World Fuel Services Corp. (Retail)	560	14,588
Worthington Industries, Inc. (Metal Fabricate/Hardware)	672	9,630
Wright Express Corp.* (Commercial Services)	336	11,757
Wright Medical Group, Inc.* (Healthcare-Products)	392	6,119
Young Innovations, Inc. (Healthcare-Products)	112	2,990
Zep, Inc. (Chemicals)	280	5,331
Zoran Corp.* (Semiconductors)	728	6,261
Zumiez, Inc.* (Retail)	280	5,124
Zygo Corp.* (Electronics)	280	2,318
Zymogenetics, Inc.* (Pharmaceuticals)	1,008	4,123

TOTAL COMMON STOCKS
(Cost $6,958,258)		8,260,734

	Principal
	Amount	Value

Repurchase Agreements (94.6%)
Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $4,608,050
(Collateralized by $4,619,500 U.S. Treasury Notes, 1.38%, 5/15/12, market value $4,700,341)	$4,608,000	$4,608,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $7,529,082
(Collateralized by $7,534,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $7,680,404)	7,529,000	7,529,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $5,889,064
(Collateralized by $5,918,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-7/15/12, market value $6,007,962)	5,889,000	5,889,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,535,017
(Collateralized by $1,575,000 of various Federal Home Loan Bank Securities, 0.60%–0.67%, 1/13/12-1/25/12, market value $1,573,263)	1,535,000	1,535,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,068,031
(Collateralized by $3,077,600 of various U.S. Treasury Notes, 1.13%–4.50%, 9/30/11-12/15/11, market value $3,129,457)	3,068,000	3,068,000

TOTAL REPURCHASE AGREEMENTS
(Cost $22,629,000)		22,629,000

TOTAL INVESTMENT SECURITIES
(Cost $29,587,258)—129.1%		30,889,734
Net other assets (liabilities)—(29.1)%		(6,958,233)

NET ASSETS—100.0%		$23,931,501

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $2,609,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 9/20/10 (Underlying notional amount at value $778,920)	12	39,933

	Notional
	Amount
	at Value	Unrealized
		Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,829,221	$(168,720)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	13,115,697	(207,131)

		$(375,851)

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2010

Small-Cap ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$14,211	0.1%
Aerospace/Defense	95,444	0.4%
Aerospace/Defense Equipment	16,746	0.1%
Agriculture	23,967	0.1%
Airlines	64,265	0.3%
Apparel	178,907	0.8%
Auto Manufacturers	4,756	NM
Auto Parts & Equipment	77,588	0.3%
Banks	507,786	2.1%
Beverages	9,056	NM
Biotechnology	151,717	0.6%
Building Materials	29,922	0.1%
Chemicals	205,794	0.9%
Coal	36,686	0.2%
Commercial Services	508,459	2.1%
Computers	195,502	0.8%
Distribution/Wholesale	67,633	0.3%
Diversified Financial Services	121,817	0.5%
Electric	129,553	0.5%
Electrical Components & Equipment	77,889	0.3%
Electronics	210,819	0.9%
Energy-Alternate Sources	10,327	NM
Engineering & Construction	54,334	0.2%
Entertainment	48,202	0.2%
Environmental Control	66,295	0.3%
Food	138,480	0.6%
Forest Products & Paper	81,092	0.3%
Gas	115,409	0.5%
Hand/Machine Tools	25,733	0.1%
Healthcare-Products	339,897	1.4%
Healthcare-Services	186,265	0.8%
Holding Companies-Diversified	9,283	NM
Home Builders	31,201	0.1%
Home Furnishings	30,825	0.1%
Household Products/Wares	38,954	0.2%
Insurance	259,211	1.1%
Internet	279,808	1.2%
Investment Companies	75,340	0.3%
Iron/Steel	9,926	NM
Leisure Time	53,652	0.2%
Lodging	25,756	0.1%
Machinery-Construction & Mining	7,022	NM
Machinery-Diversified	126,414	0.5%
Media	61,662	0.3%
Metal Fabricate/Hardware	70,087	0.3%
Mining	95,544	0.4%
Miscellaneous Manufacturing	196,548	0.8%
Office Furnishings	40,182	0.2%
Oil & Gas	207,768	0.9%
Oil & Gas Services	140,496	0.6%
Packaging & Containers	13,446	0.1%
Pharmaceuticals	252,688	1.1%
REIT	595,774	2.5%
Real Estate	8,119	NM
Retail	536,884	2.2%
Savings & Loans	90,673	0.4%
Semiconductors	272,225	1.1%
Software	326,428	1.4%
Storage/Warehousing	6,719	NM
Telecommunications	354,272	1.5%
Textiles	9,122	NM
Toys/Games/Hobbies	11,488	0.1%
Transportation	157,748	0.7%
Trucking & Leasing	23,469	0.1%
Water	47,449	0.2%
Other**	15,670,767	65.5%

Total	$23,931,501	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
ProFund UltraBull	July 31, 2010

	Shares	Value

Common Stocks (75.2%)
3M Co. (Miscellaneous Manufacturing)	5,488	$469,444
Abbott Laboratories (Pharmaceuticals)	11,956	586,800
Abercrombie & Fitch Co.—Class A (Retail)	588	21,721
ACE, Ltd. (Insurance)	2,548	135,248
Adobe Systems, Inc.* (Software)	4,018	115,397
Advanced Micro Devices, Inc.* (Semiconductors)	4,312	32,297
Aetna, Inc. (Healthcare-Services)	3,234	90,067
AFLAC, Inc. (Insurance)	3,626	178,363
Agilent Technologies, Inc.* (Electronics)	2,646	73,903
Air Products & Chemicals, Inc. (Chemicals)	1,568	113,805
Airgas, Inc. (Chemicals)	588	38,391
AK Steel Holding Corp. (Iron/Steel)	784	10,968
Akamai Technologies, Inc.* (Internet)	1,274	48,871
Alcoa, Inc. (Mining)	7,840	87,573
Allegheny Energy, Inc. (Electric)	1,274	29,047
Allegheny Technologies, Inc. (Iron/Steel)	686	32,660
Allergan, Inc. (Pharmaceuticals)	2,352	143,613
Allstate Corp. (Insurance)	4,116	116,236
Altera Corp. (Semiconductors)	2,254	62,481
Altria Group, Inc. (Agriculture)	16,170	358,327
Amazon.com, Inc.* (Internet)	2,646	311,937
Ameren Corp. (Electric)	1,764	44,753
American Electric Power, Inc. (Electric)	3,626	130,463
American Express Co. (Diversified Financial Services)	9,310	415,598
American International Group, Inc.* (Insurance)	980	37,701
American Tower Corp.* (Telecommunications)	3,038	140,477
Ameriprise Financial, Inc. (Diversified Financial Services)	1,960	83,084
AmerisourceBergen Corp. (Pharmaceuticals)	2,156	64,615
Amgen, Inc.* (Biotechnology)	7,350	400,795
Amphenol Corp.—Class A (Electronics)	1,274	57,075
Anadarko Petroleum Corp. (Oil & Gas)	3,822	187,890
Analog Devices, Inc. (Semiconductors)	2,254	66,966
AON Corp. (Insurance)	2,058	77,525
Apache Corp. (Oil & Gas)	2,548	243,538
Apartment Investment and Management Co.—Class A (REIT)	882	18,937
Apollo Group, Inc.—Class A* (Commercial Services)	882	40,687
Apple Computer, Inc.* (Computers)	7,056	1,815,156
Applied Materials, Inc. (Semiconductors)	10,388	122,578
Archer-Daniels-Midland Co. (Agriculture)	4,900	134,064
Assurant, Inc. (Insurance)	784	29,235
AT&T, Inc. (Telecommunications)	45,864	1,189,712
Autodesk, Inc.* (Software)	1,764	52,109
Automatic Data Processing, Inc. (Software)	3,822	157,734
AutoNation, Inc.* (Retail)	686	16,759
AutoZone, Inc.* (Retail)	196	41,468
Avalonbay Communities, Inc. (REIT)	588	61,793
Avery Dennison Corp. (Household Products/Wares)	784	28,106
Avon Products, Inc. (Cosmetics/Personal Care)	3,234	100,674
Baker Hughes, Inc. (Oil & Gas Services)	3,234	156,105
Ball Corp. (Packaging & Containers)	686	39,953
Bank of America Corp. (Banks)	77,910	1,093,856
Bank of New York Mellon Corp. (Banks)	9,408	235,859
Bard (C.R.), Inc. (Healthcare-Products)	686	53,872
Baxter International, Inc. (Healthcare-Products)	4,606	201,605
BB&T Corp. (Banks)	5,292	131,400
Becton, Dickinson & Co. (Healthcare-Products)	1,764	121,363
Bed Bath & Beyond, Inc.* (Retail)	1,960	74,245
Bemis Co., Inc. (Packaging & Containers)	784	23,489
Berkshire Hathaway, Inc.—Class B* (Insurance)	12,838	1,002,905
Best Buy Co., Inc. (Retail)	2,646	91,710
Big Lots, Inc.* (Retail)	588	20,174
Biogen Idec, Inc.* (Biotechnology)	2,058	115,001
BMC Software, Inc.* (Software)	1,372	48,816
Boeing Co. (Aerospace/Defense)	5,880	400,663
Boston Properties, Inc. (REIT)	1,078	88,288
Boston Scientific Corp.* (Healthcare-Products)	11,760	65,856
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,328	332,134
Broadcom Corp.—Class A (Semiconductors)	3,332	120,052
Brown-Forman Corp. (Beverages)	784	49,557
C.H. Robinson Worldwide, Inc. (Transportation)	1,274	83,065
CA, Inc. (Software)	2,940	57,506
Cabot Oil & Gas Corp. (Oil & Gas)	784	23,888
Cameron International Corp.* (Oil & Gas Services)	1,862	73,717
Campbell Soup Co. (Food)	1,372	49,255
Capital One Financial Corp. (Diversified Financial Services)	3,528	149,340
Cardinal Health, Inc. (Pharmaceuticals)	2,744	88,549
CareFusion Corp.* (Healthcare-Products)	1,372	28,908
Carmax, Inc.* (Retail)	1,764	37,220
Carnival Corp.—Class A (Leisure Time)	3,332	115,554
Caterpillar, Inc. (Machinery-Construction & Mining)	4,802	334,939
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,058	34,986
CBS Corp.—Class B (Media)	5,194	76,767
Celgene Corp.* (Biotechnology)	3,528	194,569
CenterPoint Energy, Inc. (Electric)	3,136	44,625
CenturyTel, Inc. (Telecommunications)	2,254	80,287
Cephalon, Inc.* (Pharmaceuticals)	490	27,808

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
ProFund UltraBull	July 31, 2010

	Shares	Value

Common Stocks, continued
Cerner Corp.* (Software)	490	$37,950
CF Industries Holdings, Inc. (Chemicals)	490	39,783
Chesapeake Energy Corp. (Oil & Gas)	4,998	105,108
Chevron Corp. (Oil & Gas)	15,582	1,187,504
Chubb Corp. (Insurance)	2,450	128,943
CIGNA Corp. (Insurance)	2,058	63,304
Cincinnati Financial Corp. (Insurance)	1,176	32,399
Cintas Corp. (Textiles)	980	25,931
Cisco Systems, Inc.* (Telecommunications)	44,296	1,021,909
Citigroup, Inc.* (Diversified Financial Services)	175,518	719,624
Citrix Systems, Inc.* (Software)	1,372	75,487
Cliffs Natural Resources, Inc. (Iron/Steel)	980	55,439
Clorox Co. (Household Products/Wares)	1,078	69,941
CME Group, Inc. (Diversified Financial Services)	490	136,612
CMS Energy Corp. (Electric)	1,764	28,083
Coach, Inc. (Apparel)	2,352	86,953
Coca-Cola Co. (Beverages)	17,836	982,942
Coca-Cola Enterprises, Inc. (Beverages)	2,450	70,315
Cognizant Technology Solutions Corp.* (Computers)	2,254	122,978
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,724	294,122
Comcast Corp.—Class A (Media)	21,854	425,497
Comerica, Inc. (Banks)	1,274	48,871
Computer Sciences Corp. (Computers)	1,176	53,308
Compuware Corp.* (Software)	1,666	13,628
ConAgra Foods, Inc. (Food)	3,430	80,536
ConocoPhillips (Oil & Gas)	11,466	633,153
CONSOL Energy, Inc. (Coal)	1,666	62,442
Consolidated Edison, Inc. (Electric)	2,156	99,435
Constellation Brands, Inc.* (Beverages)	1,470	25,078
Constellation Energy Group, Inc. (Electric)	1,470	46,452
Corning, Inc. (Telecommunications)	12,054	218,418
Costco Wholesale Corp. (Retail)	3,332	188,958
Coventry Health Care, Inc.* (Healthcare-Services)	1,078	21,377
CSX Corp. (Transportation)	2,940	154,997
Cummins, Inc. (Machinery-Diversified)	1,470	117,027
CVS Caremark Corp. (Retail)	10,486	321,815
D.R. Horton, Inc. (Home Builders)	2,058	22,679
Danaher Corp. (Miscellaneous Manufacturing)	4,018	154,331
Darden Restaurants, Inc. (Retail)	1,078	45,157
DaVita, Inc.* (Healthcare-Services)	784	44,939
Dean Foods Co.* (Food)	1,372	15,723
Deere & Co. (Machinery-Diversified)	3,234	215,643
Dell, Inc.* (Computers)	13,328	176,463
Denbury Resources, Inc.* (Oil & Gas)	3,038	48,122
DENTSPLY International, Inc. (Healthcare-Products)	1,078	32,362
Devon Energy Corp. (Oil & Gas)	3,430	214,341
DeVry, Inc. (Commercial Services)	392	21,090
Diamond Offshore Drilling, Inc. (Oil & Gas)	490	29,150
DIRECTV - Class A* (Media)	7,056	262,201
Discover Financial Services (Diversified Financial Services)	4,214	64,348
Discovery Communications, Inc.—Class A* (Media)	2,156	83,243
Dominion Resources, Inc. (Electric)	4,606	193,406
Dover Corp. (Miscellaneous Manufacturing)	1,372	65,815
Dr. Pepper Snapple Group, Inc. (Beverages)	1,862	69,918
DTE Energy Co. (Electric)	1,274	58,808
Duke Energy Corp. (Electric)	10,192	174,283
Dun & Bradstreet Corp. (Software)	294	20,098
E*TRADE Financial Corp.* (Diversified Financial Services)	1,470	21,506
E.I. du Pont de Nemours & Co. (Chemicals)	6,958	282,982
Eastman Chemical Co. (Chemicals)	490	30,694
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,058	8,170
Eaton Corp. (Miscellaneous Manufacturing)	1,274	99,958
eBay, Inc.* (Internet)	8,820	184,426
Ecolab, Inc. (Chemicals)	1,764	86,277
Edison International (Electric)	2,450	81,217
El Paso Corp. (Pipelines)	5,390	66,405
Electronic Arts, Inc.* (Software)	2,450	39,028
Eli Lilly & Co. (Pharmaceuticals)	7,840	279,104
EMC Corp.* (Computers)	15,876	314,186
Emerson Electric Co. (Electrical Components & Equipment)	5,782	286,440
Entergy Corp. (Electric)	1,470	113,940
EOG Resources, Inc. (Oil & Gas)	1,960	191,100
EQT Corp. (Oil & Gas)	1,078	39,541
Equifax, Inc. (Commercial Services)	980	30,713
Equity Residential (REIT)	2,156	98,853
Exelon Corp. (Electric)	5,096	213,166
Expedia, Inc. (Internet)	1,568	35,562
Expeditors International of Washington, Inc. (Transportation)	1,568	66,860
Express Scripts, Inc.* (Pharmaceuticals)	4,214	190,389
Exxon Mobil Corp. (Oil & Gas)	39,200	2,339,456
Family Dollar Stores, Inc. (Retail)	980	40,523
Fastenal Co. (Distribution/Wholesale)	980	48,098
Federated Investors, Inc.—Class B (Diversified Financial Services)	686	14,557
FedEx Corp. (Transportation)	2,352	194,158
Fidelity National Information Services, Inc. (Software)	2,548	73,051
Fifth Third Bancorp (Banks)	6,076	77,226
First Horizon National Corp.* (Banks)	1,764	20,233
First Solar, Inc.* (Energy-Alternate Sources)	294	36,882
FirstEnergy Corp. (Electric)	2,352	88,670
Fiserv, Inc.* (Software)	1,176	58,918
FLIR Systems, Inc.* (Electronics)	1,176	34,998
Flowserve Corp. (Machinery-Diversified)	392	38,871

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
ProFund UltraBull	July 31, 2010

	Shares	Value

Common Stocks, continued
Fluor Corp. (Engineering & Construction)	1,372	$66,254
FMC Corp. (Chemicals)	490	30,620
FMC Technologies, Inc.* (Oil & Gas Services)	882	55,813
Ford Motor Co.* (Auto Manufacturers)	26,362	336,643
Forest Laboratories, Inc.* (Pharmaceuticals)	2,254	62,548
Fortune Brands, Inc. (Household Products/Wares)	1,176	51,603
Franklin Resources, Inc. (Diversified Financial Services)	1,078	108,425
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	3,626	259,404
Frontier Communications Corp. (Telecommunications)	7,644	58,400
GameStop Corp.—Class A* (Retail)	1,176	23,579
Gannett Co., Inc. (Media)	1,764	23,250
General Dynamics Corp. (Aerospace/Defense)	2,940	180,075
General Electric Co. (Miscellaneous Manufacturing)	82,908	1,336,477
General Mills, Inc. (Food)	5,096	174,283
Genuine Parts Co. (Distribution/Wholesale)	1,176	50,368
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	3,724	50,572
Genzyme Corp.* (Biotechnology)	2,058	143,154
Gilead Sciences, Inc.* (Pharmaceuticals)	6,860	228,575
Goodrich Corp. (Aerospace/Defense)	882	64,271
Google, Inc.—Class A* (Internet)	1,862	902,791
H & R Block, Inc. (Commercial Services)	2,548	39,953
Halliburton Co. (Oil & Gas Services)	6,958	207,905
Harley-Davidson, Inc. (Leisure Time)	1,764	48,034
Harman International Industries, Inc.* (Home Furnishings)	490	14,901
Harris Corp. (Telecommunications)	980	43,639
Hartford Financial Services Group, Inc. (Insurance)	3,430	80,296
Hasbro, Inc. (Toys/Games/Hobbies)	980	41,307
HCP, Inc. (REIT)	2,254	79,949
Health Care REIT, Inc. (REIT)	882	39,963
Heinz (H.J.) Co. (Food)	2,450	108,976
Helmerich & Payne, Inc. (Oil & Gas)	784	31,776
Hess Corp. (Oil & Gas)	2,254	120,792
Hewlett-Packard Co. (Computers)	18,032	830,193
Home Depot, Inc. (Retail)	13,034	371,599
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,880	252,017
Hormel Foods Corp. (Food)	490	21,031
Hospira, Inc.* (Pharmaceuticals)	1,274	66,375
Host Marriott Corp. (REIT)	5,096	73,077
Hudson City Bancorp, Inc. (Savings & Loans)	3,626	45,035
Humana, Inc.* (Healthcare-Services)	1,274	59,903
Huntington Bancshares, Inc. (Banks)	5,488	33,257
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,940	127,890
Integrys Energy Group, Inc. (Electric)	588	27,842
Intel Corp. (Semiconductors)	43,120	888,272
IntercontinentalExchange, Inc.* (Diversified Financial Services)	490	51,754
International Business Machines Corp. (Computers)	9,898	1,270,903
International Flavors & Fragrances, Inc. (Chemicals)	588	26,683
International Game Technology (Entertainment)	2,254	34,351
International Paper Co. (Forest Products & Paper)	3,332	80,634
Interpublic Group of Cos., Inc.* (Advertising)	3,724	34,037
Intuit, Inc.* (Software)	2,352	93,492
Intuitive Surgical, Inc.* (Healthcare-Products)	294	96,541
Invesco, Ltd. (Diversified Financial Services)	3,626	70,852
Iron Mountain, Inc. (Commercial Services)	1,372	32,475
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,372	64,649
J.C. Penney Co., Inc. (Retail)	1,764	43,447
J.P. Morgan Chase & Co. (Diversified Financial Services)	30,870	1,243,444
Jabil Circuit, Inc. (Electronics)	1,470	21,330
Jacobs Engineering Group, Inc.* (Engineering & Construction)	882	32,255
Janus Capital Group, Inc. (Diversified Financial Services)	1,372	14,379
JDS Uniphase Corp.* (Telecommunications)	1,666	18,076
JM Smucker Co. (Food)	882	54,181
Johnson & Johnson (Healthcare-Products)	21,364	1,241,035
Johnson Controls, Inc. (Auto Parts & Equipment)	5,194	149,639
Juniper Networks, Inc.* (Telecommunications)	4,018	111,620
Kellogg Co. (Food)	1,960	98,098
KeyCorp (Banks)	6,762	57,207
Kimberly-Clark Corp. (Household Products/Wares)	3,136	201,080
Kimco Realty Corp. (REIT)	3,136	47,260
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,862	16,311
KLA -Tencor Corp. (Semiconductors)	1,274	40,348
Kohls Corp.* (Retail)	2,352	112,167
Kraft Foods, Inc. (Food)	13,524	395,036
Kroger Co. (Food)	4,998	105,858
L-3 Communications Holdings, Inc. (Aerospace/Defense)	882	64,421
Laboratory Corp. of America Holdings* (Healthcare-Services)	784	57,216
Legg Mason, Inc. (Diversified Financial Services)	1,274	36,806
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,078	22,466
Lennar Corp.—Class A (Home Builders)	1,176	17,370
Leucadia National Corp.* (Holding Companies-Diversified)	1,470	32,472
Lexmark International, Inc.—Class A* (Computers)	588	21,609

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
ProFund UltraBull	July 31, 2010

	Shares	Value

Common Stocks, continued
Life Technologies Corp.* (Biotechnology)	1,372	$58,982
Limited, Inc. (Retail)	2,058	52,767
Lincoln National Corp. (Insurance)	2,254	58,694
Linear Technology Corp. (Semiconductors)	1,666	53,112
Lockheed Martin Corp. (Aerospace/Defense)	2,352	176,753
Loews Corp. (Insurance)	2,646	98,299
Lorillard, Inc. (Agriculture)	1,176	89,658
Lowe’s Cos., Inc. (Retail)	11,074	229,675
LSI Logic Corp.* (Semiconductors)	4,998	20,142
M&T Bank Corp. (Banks)	588	51,356
Macy’s, Inc. (Retail)	3,234	60,314
Marathon Oil Corp. (Oil & Gas)	5,488	183,574
Marriott International, Inc.—Class A (Lodging)	1,960	66,464
Marsh & McLennan Cos., Inc. (Insurance)	4,116	96,808
Marshall & Ilsley Corp. (Banks)	4,018	28,247
Masco Corp. (Building Materials)	2,744	28,208
Massey Energy Co. (Coal)	784	23,975
MasterCard, Inc.—Class A (Software)	686	144,087
Mattel, Inc. (Toys/Games/Hobbies)	2,744	58,063
McAfee, Inc.* (Internet)	1,176	38,926
McCormick & Co., Inc. (Food)	980	38,543
McDonald’s Corp. (Retail)	8,330	580,851
McGraw-Hill Cos., Inc. (Media)	2,450	75,190
McKesson Corp. (Commercial Services)	2,058	129,284
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,568	83,324
MeadWestvaco Corp. (Forest Products & Paper)	1,274	30,525
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,528	169,344
Medtronic, Inc. (Healthcare-Products)	8,526	315,206
MEMC Electronic Materials, Inc.* (Semiconductors)	1,764	16,864
Merck & Co., Inc. (Pharmaceuticals)	24,206	834,139
Meredith Corp. (Media)	196	6,223
MetLife, Inc. (Insurance)	6,272	263,800
MetroPCS Communications, Inc.* (Telecommunications)	1,960	17,542
Microchip Technology, Inc. (Semiconductors)	1,372	41,777
Micron Technology, Inc.* (Semiconductors)	6,566	47,800
Microsoft Corp. (Software)	59,192	1,527,746
Molex, Inc. (Electrical Components & Equipment)	980	19,316
Molson Coors Brewing Co.—Class B (Beverages)	1,176	52,932
Monsanto Co. (Agriculture)	4,214	243,738
Monster Worldwide, Inc.* (Internet)	882	12,101
Moody’s Corp. (Commercial Services)	1,470	34,619
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	10,780	290,952
Motorola, Inc.* (Telecommunications)	18,032	135,060
Murphy Oil Corp. (Oil & Gas)	1,470	80,482
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,352	40,925
Nabors Industries, Ltd.* (Oil & Gas)	2,156	39,692
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,078	20,989
National Semiconductor Corp. (Semiconductors)	1,764	24,343
National Oilwell Varco, Inc. (Oil & Gas Services)	3,234	126,643
NetApp, Inc.* (Computers)	2,646	111,926
Newell Rubbermaid, Inc. (Housewares)	2,156	33,418
Newmont Mining Corp. (Mining)	3,724	208,172
News Corp.—Class A (Media)	17,444	227,644
NextEra Energy, Inc. (Electric)	3,136	164,013
Nicor, Inc. (Gas)	294	12,874
NIKE, Inc.—Class B (Apparel)	2,940	216,502
NiSource, Inc. (Electric)	2,058	33,957
Noble Energy, Inc. (Oil & Gas)	1,274	85,434
Nordstrom, Inc. (Retail)	1,274	43,316
Norfolk Southern Corp. (Transportation)	2,842	159,919
Northeast Utilities System (Electric)	1,274	35,468
Northern Trust Corp. (Banks)	1,862	87,495
Northrop Grumman Corp. (Aerospace/Defense)	2,254	132,175
Novell, Inc.* (Software)	2,646	15,982
Novellus Systems, Inc.* (Semiconductors)	686	18,323
NRG Energy, Inc.* (Electric)	1,960	44,453
Nucor Corp. (Iron/Steel)	2,352	92,057
NVIDIA Corp.* (Semiconductors)	4,410	40,528
NYSE Euronext (Diversified Financial Services)	1,960	56,781
O’Reilly Automotive, Inc.* (Retail)	980	48,294
Occidental Petroleum Corp. (Oil & Gas)	6,272	488,777
Office Depot, Inc.* (Retail)	2,058	8,891
Omnicom Group, Inc. (Advertising)	2,352	87,636
ONEOK, Inc. (Gas)	784	36,480
Oracle Corp. (Software)	30,380	718,183
Owens-Illinois, Inc.* (Packaging & Containers)	1,274	35,226
PACCAR, Inc. (Auto Manufacturers)	2,744	125,730
Pactiv Corp.* (Packaging & Containers)	980	29,812
Pall Corp. (Miscellaneous Manufacturing)	882	33,728
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,176	73,053
Patterson Cos., Inc. (Healthcare-Products)	686	18,302
Paychex, Inc. (Commercial Services)	2,450	63,675
Peabody Energy Corp. (Coal)	2,058	92,919
People’s United Financial, Inc. (Banks)	2,842	39,333
Pepco Holdings, Inc. (Electric)	1,666	28,172
PepsiCo, Inc. (Beverages)	12,446	807,870
PerkinElmer, Inc. (Electronics)	882	17,164
Pfizer, Inc. (Pharmaceuticals)	62,622	939,330
PG&E Corp. (Electric)	2,842	126,185
Philip Morris International, Inc. (Commercial Services)	14,308	730,280

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
ProFund UltraBull	July 31, 2010

	Shares	Value

Common Stocks, continued
Pinnacle West Capital Corp. (Electric)	784	$29,863
Pioneer Natural Resources Co. (Oil & Gas)	882	51,085
Pitney Bowes, Inc. (Office/Business Equipment)	1,568	38,275
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,176	42,195
PNC Financial Services Group (Banks)	4,018	238,629
Polo Ralph Lauren Corp. (Apparel)	392	30,972
PPG Industries, Inc. (Chemicals)	1,274	88,505
PPL Corp. (Electric)	3,626	98,954
Praxair, Inc. (Chemicals)	2,352	204,201
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,078	131,721
Priceline.com, Inc.* (Internet)	294	65,974
Principal Financial Group, Inc. (Insurance)	2,450	62,744
Procter & Gamble Co. (Cosmetics/Personal Care)	22,344	1,366,559
Progress Energy, Inc. (Electric)	2,156	90,789
Progressive Corp. (Insurance)	5,194	102,010
ProLogis (REIT)	3,626	39,378
Prudential Financial, Inc. (Insurance)	3,528	202,119
Public Service Enterprise Group, Inc. (Electric)	3,920	128,968
Public Storage, Inc. (REIT)	980	96,158
Pulte Group, Inc.* (Home Builders)	2,450	21,511
QEP Resources, Inc.* (Oil & Gas)	1,274	43,851
QLogic Corp.* (Semiconductors)	784	12,481
Qualcomm, Inc. (Telecommunications)	12,642	481,407
Quanta Services, Inc.* (Commercial Services)	1,568	33,681
Quest Diagnostics, Inc. (Healthcare-Services)	1,078	50,655
Qwest Communications International, Inc. (Telecommunications)	11,564	65,452
R.R. Donnelley & Sons Co. (Commercial Services)	1,568	26,452
RadioShack Corp. (Retail)	882	18,998
Range Resources Corp. (Oil & Gas)	1,176	43,653
Raytheon Co. (Aerospace/Defense)	2,940	136,034
Red Hat, Inc.* (Software)	1,372	44,110
Regions Financial Corp. (Banks)	9,212	67,524
Republic Services, Inc. (Environmental Control)	2,450	78,057
Reynolds American, Inc. (Agriculture)	1,274	73,663
Robert Half International, Inc. (Commercial Services)	1,078	27,144
Rockwell Automation, Inc. (Machinery-Diversified)	1,078	58,374
Rockwell Collins, Inc. (Aerospace/Defense)	1,176	67,220
Roper Industries, Inc. (Miscellaneous Manufacturing)	686	42,875
Ross Stores, Inc. (Retail)	882	46,446
Rowan Cos., Inc.* (Oil & Gas)	882	22,279
Ryder System, Inc. (Transportation)	392	17,119
Safeway, Inc. (Food)	2,940	60,388
SAIC, Inc.* (Commercial Services)	2,254	37,484
Salesforce.com, Inc.* (Software)	784	77,577
SanDisk Corp.* (Computers)	1,764	77,087
Sara Lee Corp. (Food)	5,096	75,370
SCANA Corp. (Electric)	784	30,035
Schlumberger, Ltd. (Oil & Gas Services)	9,212	549,588
Scripps Networks Interactive—Class A (Entertainment)	686	29,244
Sealed Air Corp. (Packaging & Containers)	1,176	25,437
Sears Holdings Corp.* (Retail)	294	20,874
Sempra Energy (Gas)	1,862	92,634
Sherwin-Williams Co. (Chemicals)	686	47,437
Sigma-Aldrich Corp. (Chemicals)	882	49,480
Simon Property Group, Inc. (REIT)	2,254	201,102
SLM Corp.* (Diversified Financial Services)	3,724	44,688
Smith International, Inc. (Oil & Gas Services)	1,862	77,236
Snap-on, Inc. (Hand/Machine Tools)	392	17,511
Southern Co. (Electric)	6,370	225,052
Southwest Airlines Co. (Airlines)	5,684	68,492
Southwestern Energy Co.* (Oil & Gas)	2,646	96,447
Spectra Energy Corp. (Pipelines)	4,998	103,908
Sprint Nextel Corp.* (Telecommunications)	23,128	105,695
St. Jude Medical, Inc.* (Healthcare-Products)	2,450	90,086
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,176	68,232
Staples, Inc. (Retail)	5,586	113,563
Starbucks Corp. (Retail)	5,782	143,683
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,470	71,221
State Street Corp. (Banks)	3,822	148,752
Stericycle, Inc.* (Environmental Control)	588	37,044
Stryker Corp. (Healthcare-Products)	2,156	100,405
Sunoco, Inc. (Oil & Gas)	882	31,461
SunTrust Banks, Inc. (Banks)	3,822	99,181
SuperValu, Inc. (Food)	1,568	17,687
Symantec Corp.* (Internet)	6,174	80,077
Sysco Corp. (Food)	4,508	139,613
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,960	94,531
Target Corp. (Retail)	5,684	291,703
TECO Energy, Inc. (Electric)	1,568	25,621
Tellabs, Inc. (Telecommunications)	2,940	20,521
Tenet Healthcare Corp.* (Healthcare-Services)	3,332	15,327
Teradata Corp.* (Computers)	1,274	40,513
Teradyne, Inc.* (Semiconductors)	1,372	14,763
Tesoro Petroleum Corp. (Oil & Gas)	1,078	13,917
Texas Instruments, Inc. (Semiconductors)	9,408	232,284
Textron, Inc. (Miscellaneous Manufacturing)	2,058	42,724
The AES Corp.* (Electric)	5,096	52,540
The Charles Schwab Corp. (Diversified Financial Services)	7,546	111,605
The Dow Chemical Co. (Chemicals)	8,918	243,729
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	882	54,904
The Gap, Inc. (Retail)	3,430	62,117

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
ProFund UltraBull	July 31, 2010

	Shares	Value

Common Stocks, continued
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,920	$591,214
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,862	19,868
The Hershey Co. (Food)	1,274	59,878
The New York Times Co.—Class A* (Media)	882	7,709
The Travelers Cos., Inc. (Insurance)	3,822	192,820
The Williams Cos., Inc. (Pipelines)	4,508	87,500
Thermo Fisher Scientific, Inc.* (Electronics)	3,136	140,681
Tiffany & Co. (Retail)	980	41,229
Time Warner Cable, Inc. (Media)	2,744	156,874
Time Warner, Inc. (Media)	8,820	277,477
Titanium Metals Corp.* (Mining)	588	13,018
TJX Cos., Inc. (Retail)	3,136	130,207
Torchmark Corp. (Insurance)	588	31,205
Total System Services, Inc. (Software)	1,470	21,918
Tyson Foods, Inc.—Class A (Food)	2,352	41,184
U.S. Bancorp (Banks)	14,798	353,672
Union Pacific Corp. (Transportation)	3,920	292,706
United Parcel Service, Inc.—Class B (Transportation)	7,644	496,860
United States Steel Corp. (Iron/Steel)	1,078	47,788
United Technologies Corp. (Aerospace/Defense)	7,154	508,649
UnitedHealth Group, Inc. (Healthcare-Services)	8,820	268,569
UnumProvident Corp. (Insurance)	2,548	58,145
Urban Outfitters, Inc.* (Retail)	980	31,517
V.F. Corp. (Apparel)	588	46,646
Valero Energy Corp. (Oil & Gas)	4,312	73,261
Varian Medical Systems, Inc.* (Healthcare-Products)	882	48,686
Ventas, Inc. (REIT)	1,176	59,647
VeriSign, Inc.* (Internet)	1,372	38,622
Verizon Communications, Inc. (Telecommunications)	21,854	635,077
Viacom, Inc.—Class B (Media)	4,704	155,420
Visa, Inc.—Class A (Commercial Services)	3,430	251,590
Vornado Realty Trust (REIT)	1,176	97,349
Vulcan Materials Co. (Building Materials)	980	44,335
W.W. Grainger, Inc. (Distribution/Wholesale)	392	43,908
Wal-Mart Stores, Inc. (Retail)	16,072	822,726
Walgreen Co. (Retail)	7,546	215,438
Walt Disney Co. (Media)	15,190	511,751
Washington Post Co.—Class B (Media)	98	41,208
Waste Management, Inc. (Environmental Control)	3,724	126,430
Waters Corp.* (Electronics)	686	44,014
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	784	31,752
WellPoint, Inc.* (Healthcare-Services)	3,234	164,028
Wells Fargo & Co. (Banks)	40,376	1,119,626
Western Digital Corp.* (Computers)	1,764	46,552
Western Union Co. (Commercial Services)	5,194	84,299
Weyerhaeuser Co. (Forest Products & Paper)	1,568	25,433
Whirlpool Corp. (Home Furnishings)	490	40,817
Whole Foods Market, Inc.* (Food)	1,274	48,374
Windstream Corp. (Telecommunications)	3,724	42,454
Wisconsin Energy Corp. (Electric)	882	47,875
Wyndham Worldwide Corp. (Lodging)	1,372	35,027
Wynn Resorts, Ltd. (Lodging)	490	42,963
Xcel Energy, Inc. (Electric)	3,528	77,581
Xerox Corp. (Office/Business Equipment)	10,682	104,043
Xilinx, Inc. (Semiconductors)	2,058	57,459
XL Group PLC (Insurance)	2,646	46,914
Yahoo!, Inc.* (Internet)	9,114	126,502
YUM! Brands, Inc. (Retail)	3,626	149,754
Zimmer Holdings, Inc.* (Healthcare-Products)	1,568	83,088
Zions Bancorp (Banks)	1,176	26,095

TOTAL COMMON STOCKS
(Cost $67,462,072)		76,365,331

	Principal
	Amount	Value

Repurchase Agreements (37.5%)
Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $7,764,084 (Collateralized by $ 7,783,200 U.S. Treasury Notes, 1.38%, 5/15/12, market value $7,919,405)	$7,764,000	$7,764,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $12,682,137 (Collateralized by $12,766,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $12,936,611)	12,682,000	12,682,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $9,922,107 (Collateralized by $10,041,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-7/15/12, market value $10,122,690)	9,922,000	9,922,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $2,587,028 (Collateralized by $2,650,000 of various Federal Home Loan Bank Securities, 0.60%–0.67%, 1/13/12-1/25/12, market value $2,646,769)	2,587,000	2,587,000

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
ProFund UltraBull	July 31, 2010

	Principal
	Amount	Value

Repurchase Agreements, continued
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $5,159,052 (Collateralized by $5,200,900 of various U.S. Treasury Notes, 1.00%–4.50%, 9/30/11-12/15/11, market value $5,262,348)	$5,159,000	$5,159,000

TOTAL REPURCHASE AGREEMENTS
(Cost $38,114,000)		38,114,000

TOTAL INVESTMENT SECURITIES
(Cost $105,576,072)—112.7%		114,479,331
Net other assets (liabilities)—(12.7)%		(12,866,620)

NET ASSETS—100.0%		$101,612,711

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $21,036,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 9/20/10 (Underlying notional amount at value $15,701,400)	286	$370,994

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$7,442,813	$(81,302)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	103,794,384	(1,171,527)

		$(1,252,829)

UltraBull ProFund invested in the following industries as of July 31, 2010:
		% of
	Value	Net Assets

Advertising	$121,673	0.1%
Aerospace/Defense	1,730,261	1.7%
Agriculture	899,450	0.9%
Airlines	68,492	0.1%
Apparel	381,073	0.4%
Auto Manufacturers	462,373	0.5%
Auto Parts & Equipment	169,507	0.2%
Banks	3,957,819	3.9%
Beverages	2,058,612	2.0%
Biotechnology	912,501	0.9%
Building Materials	72,543	0.1%
Chemicals	1,282,587	1.3%
Coal	179,336	0.2%
Commercial Services	1,583,426	1.6%
Computers	4,880,874	4.8%
Cosmetics/Personal Care	1,816,259	1.8%
Distribution/Wholesale	142,374	0.1%
Diversified Financial Services	4,391,661	4.3%
Electric	2,613,716	2.6%
Electrical Components & Equipment	305,756	0.3%
Electronics	389,165	0.4%
Energy-Alternate Sources	36,882	NM
Engineering & Construction	98,509	0.1%
Entertainment	63,595	0.1%
Environmental Control	241,531	0.2%
Food	1,584,014	1.6%
Forest Products & Paper	178,787	0.2%
Gas	141,988	0.1%
Hand/Machine Tools	85,743	0.1%
Healthcare-Products	2,497,315	2.5%
Healthcare-Services	772,081	0.8%
Holding Companies-Diversified	32,472	NM
Home Builders	61,560	0.1%
Home Furnishings	55,718	0.1%
Household Products/Wares	350,730	0.3%
Housewares	33,418	NM
Insurance	3,095,713	3.0%
Internet	1,845,789	1.8%
Iron/Steel	238,912	0.2%
Leisure Time	163,588	0.2%
Lodging	215,675	0.2%
Machinery-Construction & Mining	334,939	0.3%
Machinery-Diversified	429,915	0.4%
Media	2,330,454	2.3%
Metal Fabricate/Hardware	131,721	0.1%
Mining	568,167	0.6%
Miscellaneous Manufacturing	2,793,597	2.8%
Office/Business Equipment	142,318	0.1%
Oil & Gas	6,649,272	6.5%
Oil & Gas Services	1,247,007	1.2%
Packaging & Containers	153,917	0.2%
Pharmaceuticals	4,185,635	4.1%
Pipelines	257,813	0.3%
REIT	1,001,754	1.0%
Real Estate	34,986	NM
Retail	4,562,905	4.5%
Savings & Loans	45,035	NM
Semiconductors	1,912,870	1.9%
Software	3,392,817	3.3%
Telecommunications	4,385,746	4.3%
Textiles	25,931	NM
Toys/Games/Hobbies	99,370	0.1%
Transportation	1,465,684	1.4%
Other**	25,247,380	24.8%

Total	$101,612,711	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks (33.7%)
3D Systems Corp.* (Computers)	475	$7,030
99 Cents Only Stores* (Retail)	665	11,052
A.M. Castle & Co.* (Metal Fabricate/Hardware)	475	7,016
AAR Corp.* (Aerospace/Defense)	760	12,768
Abaxis, Inc.* (Healthcare-Products)	570	11,429
ABIOMED, Inc.* (Healthcare-Products)	950	10,536
ABM Industries, Inc. (Commercial Services)	855	18,553
Acacia Research Corp.* (Media)	570	7,632
Accelrys, Inc.* (Software)	950	6,698
Acco Brands Corp.* (Household Products/Wares)	1,425	8,436
Accuray, Inc.* (Healthcare-Products)	1,045	6,876
Aceto Corp. (Chemicals)	1,045	7,127
ACI Worldwide, Inc.* (Software)	760	14,744
Acme Packet, Inc.* (Telecommunications)	665	18,793
Acorda Therapeutics, Inc.* (Biotechnology)	665	21,506
Actuant Corp.—Class A (Miscellaneous Manufacturing)	1,330	27,425
Acuity Brands, Inc. (Miscellaneous Manufacturing)	570	24,014
Acxiom Corp.* (Software)	1,235	18,945
ADC Telecommunications, Inc.* (Telecommunications)	1,805	22,978
Administaff, Inc. (Commercial Services)	380	9,903
ADTRAN, Inc. (Telecommunications)	950	30,001
Advance America Cash Advance Centers, Inc. (Commercial Services)	1,140	4,492
Advanced Analogic Technologies, Inc.* (Semiconductors)	2,375	7,576
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	665	11,711
Advent Software, Inc.* (Software)	380	19,479
Advisory Board Co.* (Commercial Services)	285	12,500
AFC Enterprises, Inc.* (Retail)	855	8,097
Affymetrix, Inc.* (Biotechnology)	1,330	6,504
Air Methods Corp.* (Healthcare-Services)	285	9,049
Aircastle, Ltd. (Trucking & Leasing)	1,140	10,420
AirTran Holdings, Inc.* (Airlines)	2,945	14,195
Alaska Air Group, Inc.* (Airlines)	475	24,505
Alaska Communications Systems Group, Inc. (Telecommunications)	1,235	11,436
Albany International Corp.—Class A (Machinery-Diversified)	475	8,716
Align Technology, Inc.* (Healthcare-Products)	1,045	18,131
Alkermes, Inc.* (Pharmaceuticals)	1,615	20,833
ALLETE, Inc. (Electric)	760	27,406
Alliance One International, Inc.* (Agriculture)	2,850	10,745
Allied Nevada Gold Corp.* (Mining)	950	16,387
Allos Therapeutics, Inc.* (Pharmaceuticals)	1,710	8,242
Almost Family, Inc.* (Healthcare-Services)	285	7,490
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	950	14,582
Alphatec Holdings, Inc.* (Healthcare-Products)	1,140	4,822
Alterra Capital Holdings, Ltd. (Insurance)	1,900	36,765
AMAG Pharmaceuticals, Inc.* (Biotechnology)	380	11,962
Ambassadors Group, Inc. (Leisure Time)	570	6,464
AMERCO* (Trucking & Leasing)	190	12,952
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,235	11,498
American Campus Communities, Inc. (REIT)	855	24,752
American Capital Agency Corp. (REIT)	570	15,686
American Capital, Ltd.* (Investment Companies)	4,180	21,694
American Equity Investment Life Holding Co. (Insurance)	1,140	12,312
American Greetings Corp.—Class A (Household Products/Wares)	665	13,626
American Medical Systems Holdings, Inc.* (Healthcare-Products)	1,140	25,490
American Public Education, Inc.* (Commercial Services)	285	12,728
American Reprographics Co.* (Software)	1,235	10,992
American States Water Co. (Water)	570	20,110
American Vanguard Corp. (Chemicals)	855	7,310
Amerigon, Inc.* (Auto Parts & Equipment)	1,045	10,346
AMERIGROUP Corp.* (Healthcare-Services)	760	27,178
Ameris Bancorp* (Banks)	855	8,413
Ameron International Corp. (Miscellaneous Manufacturing)	190	11,674
Amkor Technology, Inc.* (Semiconductors)	2,280	13,156
AMN Healthcare Services, Inc.* (Commercial Services)	1,140	6,863
AmSurg Corp.* (Healthcare-Services)	665	12,183
AmTrust Financial Services, Inc. (Insurance)	1,140	14,626
ANADIGICS, Inc.* (Semiconductors)	1,710	7,507
Analogic Corp. (Electronics)	285	12,959
Anixter International, Inc.* (Telecommunications)	475	22,952
AnnTaylor Stores Corp.* (Retail)	950	16,663
Apogee Enterprises, Inc. (Building Materials)	570	6,418
Apollo Investment Corp. (Investment Companies)	2,945	29,744
Applied Industrial Technologies, Inc. (Machinery-Diversified)	665	18,620
Applied Micro Circuits Corp.* (Semiconductors)	1,235	14,771

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Applied Signal Technology, Inc. (Telecommunications)	665	$13,805
Arbitron, Inc. (Commercial Services)	475	13,727
Arch Chemicals, Inc. (Chemicals)	475	16,278
ArcSight, Inc.* (Telecommunications)	380	9,504
Ardea Biosciences, Inc.* (Pharmaceuticals)	285	5,686
Argo Group International Holdings, Ltd. (Insurance)	665	20,708
Ariba, Inc.* (Internet)	1,520	24,274
Arkansas Best Corp. (Transportation)	475	10,721
ArQule, Inc.* (Biotechnology)	1,045	4,462
Array BioPharma, Inc.* (Pharmaceuticals)	1,805	5,722
Arris Group, Inc.* (Telecommunications)	1,995	18,593
Arrow Financial Corp. (Banks)	285	7,188
Art Technology Group, Inc.* (Internet)	3,135	11,286
Artio Global Investors, Inc. (Diversified Financial Services)	570	9,160
Aruba Networks, Inc.* (Telecommunications)	1,235	20,970
ArvinMeritor, Inc.* (Auto Parts & Equipment)	1,330	21,825
Ascent Media Corp.—Class A* (Entertainment)	380	10,564
Ashford Hospitality Trust* (REIT)	855	7,515
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	380	11,955
Associated Estates Realty Corp. (REIT)	1,045	14,463
Astec Industries, Inc.* (Machinery-Construction & Mining)	380	11,913
Astoria Financial Corp. (Savings & Loans)	1,520	20,125
Astronics Corp.* (Aerospace/Defense)	285	4,560
Atlantic Tele-Network, Inc. (Environmental Control)	190	8,495
Atlas Air Worldwide Holdings, Inc.* (Transportation)	475	27,778
ATMI, Inc.* (Semiconductors)	1,045	15,508
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	665	15,002
Aviat Networks, Inc.* (Telecommunications)	1,615	6,525
Avid Technology, Inc.* (Software)	950	12,284
Avis Budget Group, Inc.* (Commercial Services)	1,710	21,101
AZZ, Inc. (Miscellaneous Manufacturing)	380	16,541
B&G Foods, Inc.—Class A (Food)	1,615	18,524
Baldor Electric Co. (Hand/Machine Tools)	760	29,047
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	1,045	12,927
Bank Mutual Corp. (Banks)	1,140	6,703
Bank of the Ozarks, Inc. (Banks)	475	17,789
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,140	20,953
Basic Energy Services, Inc.* (Oil & Gas Services)	760	7,121
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	665	11,345
Belden, Inc. (Electrical Components & Equipment)	950	22,695
Belo Corp.—Class A* (Media)	1,995	12,070
Benchmark Electronics, Inc.* (Electronics)	1,140	19,038
Berkshire Hills Bancorp, Inc. (Savings & Loans)	285	5,754
Berry Petroleum Co.—Class A (Oil & Gas)	950	28,329
BGC Partners, Inc.—Class A (Diversified Financial Services)	1,425	7,724
Big 5 Sporting Goods Corp. (Retail)	760	10,442
Bill Barrett Corp.* (Oil & Gas)	855	30,250
BioMed Realty Trust, Inc. (REIT)	1,900	34,276
BJ’s Restaurants, Inc.* (Retail)	475	12,113
Black Box Corp. (Telecommunications)	475	14,459
Black Hills Corp. (Electric)	665	21,227
Blackbaud, Inc. (Software)	760	18,004
Blackboard, Inc.* (Software)	570	21,643
BlackRock Kelso Capital Corp. (Investment Companies)	1,235	13,177
Blount International, Inc.* (Machinery-Diversified)	1,140	12,141
Blue Coat Systems, Inc.* (Internet)	665	14,563
Bob Evans Farms, Inc. (Retail)	760	19,927
Boise, Inc.* (Forest Products & Paper)	1,710	10,243
Boston Private Financial Holdings, Inc. (Banks)	1,330	8,791
Brady Corp.—Class A (Electronics)	760	21,136
Bridgepoint Education, Inc.* (Commercial Services)	380	7,049
Briggs & Stratton Corp. (Machinery-Diversified)	855	16,219
Brigham Exploration Co.* (Oil & Gas)	1,900	32,794
Brightpoint, Inc.* (Distribution/Wholesale)	1,425	11,286
Bristow Group, Inc.* (Transportation)	570	19,055
Brown Shoe Co., Inc. (Retail)	855	12,500
Bruker Corp.* (Healthcare-Products)	1,045	13,763
Brunswick Corp. (Leisure Time)	1,330	22,504
Brush Engineered Materials, Inc.* (Mining)	475	11,329
Buckeye Technologies, Inc.* (Forest Products & Paper)	855	9,704
Buffalo Wild Wings, Inc.* (Retail)	285	12,152
Cabot Microelectronics Corp.* (Chemicals)	380	12,422
CACI International, Inc.—Class A* (Computers)	475	22,334
Cal Dive International, Inc.* (Oil & Gas Services)	1,900	11,248
Calamos Asset Management, Inc. (Diversified Financial Services)	760	7,904
Calgon Carbon Corp.* (Environmental Control)	950	12,578
California Pizza Kitchen, Inc.* (Retail)	570	10,226
California Water Service Group (Water)	665	23,641

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Callaway Golf Co. (Leisure Time)	1,330	$8,978
Cantel Medical Corp. (Healthcare-Products)	570	9,052
Capella Education Co.* (Commercial Services)	285	26,482
Capital Lease Funding, Inc. (REIT)	1,710	8,379
CARBO Ceramics, Inc. (Oil & Gas Services)	285	22,857
Cardinal Financial Corp. (Banks)	1,045	10,680
CardioNet, Inc.* (Healthcare-Products)	950	4,532
Cardtronics, Inc.* (Commercial Services)	475	6,151
Carrizo Oil & Gas, Inc.* (Oil & Gas)	760	14,904
Carter’s, Inc.* (Apparel)	950	23,028
Cascade Corp. (Machinery-Diversified)	190	7,252
Casey’s General Stores, Inc. (Retail)	760	29,070
Cash America International, Inc. (Retail)	380	12,730
Cass Information Systems, Inc. (Banks)	190	6,601
Cathay Bancorp, Inc. (Banks)	1,425	16,758
Cavium Networks, Inc.* (Semiconductors)	855	22,940
Cbeyond, Inc.* (Telecommunications)	665	10,128
CBL & Associates Properties, Inc. (REIT)	2,185	30,743
CDI Corp. (Commercial Services)	665	11,172
Celadon Group, Inc.* (Transportation)	855	13,372
Celera Corp.* (Biotechnology)	1,995	13,347
Centene Corp.* (Healthcare-Services)	760	16,196
Centerstate Banks, Inc. (Banks)	760	6,703
Central Garden & Pet Co.—Class A* (Household Products/Wares)	1,520	15,367
Century Aluminum Co.* (Mining)	1,520	15,854
Cenveo, Inc.* (Commercial Services)	1,235	7,608
Cepheid, Inc.* (Healthcare-Products)	1,140	18,867
Ceradyne, Inc.* (Miscellaneous Manufacturing)	570	13,253
CH Energy Group, Inc. (Electric)	380	15,884
Charming Shoppes, Inc.* (Retail)	2,185	9,789
Chart Industries, Inc.* (Machinery-Diversified)	475	8,460
Checkpoint Systems, Inc.* (Electronics)	570	11,383
Cheesecake Factory, Inc.* (Retail)	950	22,268
Chemed Corp. (Commercial Services)	475	25,137
Chemical Financial Corp. (Banks)	760	17,062
Chindex International, Inc.* (Distribution/Wholesale)	570	7,986
Chiquita Brands International, Inc.* (Food)	950	13,946
Christopher & Banks Corp. (Retail)	1,235	9,127
Churchill Downs, Inc. (Entertainment)	380	13,821
Cincinnati Bell, Inc.* (Telecommunications)	4,180	12,373
Cirrus Logic, Inc.* (Semiconductors)	950	18,525
CKX, Inc.* (Media)	1,140	5,974
Clarcor, Inc. (Miscellaneous Manufacturing)	760	28,515
Clayton Williams Energy, Inc.* (Oil & Gas)	285	12,685
Clean Harbors, Inc.* (Environmental Control)	285	18,001
Clearwater Paper Corp.* (Forest Products & Paper)	190	11,710
Cloud Peak Energy, Inc.* (Coal)	1,140	17,499
CNO Financial Group, Inc.* (Insurance)	3,705	19,896
Coeur d’Alene Mines Corp.* (Mining)	1,330	20,256
Cogdell Spencer, Inc. (REIT)	1,330	9,882
Cogent Communications Group, Inc.* (Internet)	1,710	14,740
Cogent, Inc.* (Electronics)	1,330	11,957
Cognex Corp. (Machinery-Diversified)	950	17,717
Coherent, Inc.* (Electronics)	285	10,551
Coinstar, Inc.* (Commercial Services)	285	12,968
Collective Brands, Inc.* (Retail)	1,140	18,263
Colonial Properties Trust (REIT)	1,330	21,440
Colony Financial, Inc. (REIT)	760	13,574
Columbia Banking System, Inc. (Banks)	760	13,893
Columbus McKinnon Corp. NY* (Machinery-Diversified)	760	11,955
Community Bank System, Inc. (Banks)	1,045	25,864
Community Trust Bancorp, Inc. (Banks)	285	7,832
Commvault Systems, Inc.* (Software)	855	15,835
Compass Diversified Holdings (Holding Companies-Diversified)	1,045	15,748
Compellent Technologies, Inc.* (Computers)	570	7,644
Complete Production Services, Inc.* (Oil & Gas Services)	1,425	27,431
Computer Programs & Systems, Inc. (Software)	190	8,544
comScore, Inc.* (Internet)	570	11,292
Comtech Telecommunications Corp.* (Telecommunications)	475	10,246
Conceptus, Inc.* (Healthcare-Products)	665	8,984
Concur Technologies, Inc.* (Software)	665	30,776
CONMED Corp.* (Healthcare-Products)	665	12,788
Consolidated Graphics, Inc.* (Commercial Services)	190	8,164
Contango Oil & Gas Co.* (Oil & Gas)	190	8,330
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,045	22,582
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	475	14,497
Cornell Companies, Inc.* (Commercial Services)	285	7,960
CoStar Group, Inc.* (Commercial Services)	380	16,655
CRA International, Inc.* (Commercial Services)	475	9,130
Cracker Barrel Old Country Store, Inc. (Retail)	285	13,959
CreXus Investment Corp. (REIT)	855	10,311
Crocs, Inc.* (Apparel)	1,425	18,283

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Cross Country Healthcare, Inc.* (Commercial Services)	760	$6,749
Crosstex Energy, Inc.* (Oil & Gas)	1,235	9,559
CryoLife, Inc.* (Biotechnology)	1,235	6,620
CSG Systems International, Inc.* (Software)	950	17,917
Cubic Corp. (Electronics)	380	15,398
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,425	30,751
Curtiss-Wright Corp. (Aerospace/Defense)	760	23,020
CVR Energy, Inc.* (Oil & Gas)	1,140	9,234
Cyberonics, Inc.* (Healthcare-Products)	570	13,577
Cymer, Inc.* (Electronics)	760	25,293
Daktronics, Inc. (Electronics)	1,140	9,713
Dana Holding Corp.* (Auto Parts & Equipment)	2,565	30,472
Danvers Bancorp, Inc. (Savings & Loans)	665	10,906
Darling International, Inc.* (Environmental Control)	2,185	17,830
DCT Industrial Trust, Inc. (REIT)	4,275	20,050
DealerTrack Holdings, Inc.* (Internet)	665	10,381
Deckers Outdoor Corp.* (Apparel)	570	29,007
Delphi Financial Group, Inc.—Class A (Insurance)	855	22,187
Deltic Timber Corp. (Forest Products & Paper)	285	13,047
Deluxe Corp. (Commercial Services)	760	15,641
Denny’s Corp.* (Retail)	2,660	7,129
Dexcom, Inc.* (Healthcare-Products)	1,140	12,722
DG Fastchannel, Inc.* (Media)	380	14,489
DHT Maritime, Inc. (Transportation)	1,425	5,985
Diamond Foods, Inc. (Food)	380	16,925
Diamond Management & Technology Consultants, Inc. (Commercial Services)	855	9,277
DiamondRock Hospitality Co. (REIT)	2,470	22,922
Digi International, Inc.* (Software)	760	6,316
Digital River, Inc.* (Internet)	760	19,980
DigitalGlobe, Inc.* (Telecommunications)	475	12,949
Dillards, Inc.—Class A (Retail)	760	17,586
Dime Community Bancshares, Inc. (Savings & Loans)	855	11,201
DineEquity, Inc.* (Retail)	190	6,927
Dionex Corp.* (Electronics)	285	21,517
DivX, Inc.* (Software)	665	5,061
Dollar Financial Corp.* (Commercial Services)	570	11,178
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	475	23,688
Domino’s Pizza, Inc.* (Retail)	950	12,151
Dress Barn, Inc.* (Retail)	1,045	25,811
Drill-Quip, Inc.* (Oil & Gas Services)	570	29,800
drugstore.com, Inc.* (Internet)	2,375	6,555
DSW, Inc.—Class A* (Retail)	285	7,584
DTS, Inc.* (Home Furnishings)	285	10,180
Duff & Phelps Corp.—Class A (Diversified Financial Services)	855	9,268
DuPont Fabros Technology, Inc. (REIT)	665	16,785
Durect Corp.* (Pharmaceuticals)	1,995	4,868
Dyax Corp.* (Pharmaceuticals)	3,420	8,208
Dycom Industries, Inc.* (Engineering & Construction)	1,140	10,317
E.W. Scripps Co.* (Media)	950	7,467
EarthLink, Inc. (Internet)	2,470	21,810
Eastman Kodak Co.* (Miscellaneous Manufacturing)	3,610	14,332
Eclipsys Corp.* (Software)	855	16,852
Education Realty Trust, Inc. (REIT)	1,995	13,865
Electro Rent Corp. (Commercial Services)	475	6,555
Electro Scientific Industries, Inc.* (Electronics)	760	8,725
Employers Holdings, Inc. (Insurance)	1,045	16,239
EMS Technologies, Inc.* (Telecommunications)	665	11,066
Emulex Corp.* (Semiconductors)	1,425	12,398
Encore Capital Group, Inc.* (Diversified Financial Services)	380	8,360
Encore Wire Corp. (Electrical Components & Equipment)	665	14,151
EnerSys* (Electrical Components & Equipment)	760	18,407
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	570	17,071
Entegris, Inc.* (Semiconductors)	2,090	9,635
Entertainment Properties Trust (REIT)	665	27,757
Entropic Communications, Inc.* (Semiconductors)	1,045	8,182
Enzo Biochem, Inc.* (Biotechnology)	1,235	5,681
Epoch Holding Corp. (Diversified Financial Services)	380	4,731
Equity Lifestyle Properties, Inc. (REIT)	475	25,142
Equity One, Inc. (REIT)	1,235	21,044
eResearchTechnology, Inc.* (Internet)	1,235	10,004
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	475	14,160
Esterline Technologies Corp.* (Aerospace/Defense)	380	19,505
Ethan Allen Interiors, Inc. (Home Furnishings)	380	5,829
Euronet Worldwide, Inc.* (Commercial Services)	950	14,915
Evercore Partners, Inc.—Class A (Diversified Financial Services)	380	8,922
Exelixis, Inc.* (Biotechnology)	2,185	6,817
Extra Space Storage, Inc. (REIT)	1,235	19,155
EZCORP, Inc.—Class A* (Retail)	855	17,014
F.N.B. Corp. (Banks)	2,660	22,796
Fair Isaac Corp. (Software)	760	18,126
FARO Technologies, Inc.* (Electronics)	475	9,771
FBR Capital Markets Corp.* (Diversified Financial Services)	1,615	5,330
Federal Signal Corp. (Miscellaneous Manufacturing)	1,425	8,493
FEI Co.* (Electronics)	855	16,724
FelCor Lodging Trust, Inc.* (REIT)	1,235	7,324
Ferro Corp.* (Chemicals)	1,615	17,232

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
First Cash Financial Services, Inc.* (Retail)	760	$18,225
First Commonwealth Financial Corp. (Banks)	2,090	11,077
First Community Bancshares, Inc. (Banks)	380	5,590
First Financial Bancorp (Banks)	1,140	18,126
First Financial Corp. (Banks)	285	8,085
First Merchants Corp. (Banks)	760	6,597
First Midwest Bancorp, Inc. (Banks)	1,425	17,926
First Potomac Realty Trust (REIT)	1,045	16,197
FirstMerit Corp. (Banks)	1,805	35,577
Flow International Corp.* (Machinery-Diversified)	1,330	3,618
Flushing Financial Corp. (Savings & Loans)	855	10,662
Force Protection, Inc.* (Auto Manufacturers)	1,805	8,068
Forestar Group, Inc.* (Real Estate)	855	13,774
FormFactor, Inc.* (Semiconductors)	950	9,196
Forward Air Corp. (Transportation)	665	19,312
FPIC Insurance Group, Inc.* (Insurance)	285	8,422
Franklin Electric Co., Inc. (Hand/Machine Tools)	475	14,606
Franklin Street Properties Corp. (REIT)	1,330	16,239
Fred’s, Inc. (Retail)	1,140	12,358
Fuller (H.B.) Co. (Chemicals)	1,045	21,360
FX Energy, Inc.* (Oil & Gas)	950	3,344
G & K Services, Inc. (Textiles)	665	15,475
G-III Apparel Group, Ltd.* (Apparel)	285	7,353
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	285	11,468
Gaylord Entertainment Co.* (Lodging)	570	16,524
GenCorp, Inc.* (Aerospace/Defense)	1,425	7,496
General Communication, Inc.—Class A* (Telecommunications)	1,425	12,084
Genesco, Inc.* (Retail)	380	10,370
Genesee & Wyoming, Inc.—Class A* (Transportation)	475	19,418
Gentiva Health Services, Inc.* (Healthcare-Services)	380	7,839
GeoEye, Inc.* (Telecommunications)	380	13,118
GFI Group, Inc. (Diversified Financial Services)	1,330	7,834
Gibraltar Industries, Inc.* (Iron/Steel)	665	7,175
Glacier Bancorp, Inc. (Banks)	1,520	24,290
Gladstone Capital Corp. (Investment Companies)	665	8,066
Glatfelter (Forest Products & Paper)	1,045	11,944
Glimcher Realty Trust (REIT)	1,330	8,845
Global Cash Access Holdings, Inc.* (Commercial Services)	1,520	6,247
Global Industries, Ltd.* (Oil & Gas Services)	2,565	12,158
Golar LNG, Ltd. (Transportation)	1,045	11,265
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,805	28,302
Grand Canyon Education, Inc.* (Commercial Services)	475	11,528
Granite Construction, Inc. (Engineering & Construction)	475	11,044
Graphic Packaging Holding Co.* (Packaging & Containers)	2,660	9,310
Great Lakes Dredge & Dock Co. (Commercial Services)	1,045	5,852
Green Plains Renewable Energy, Inc.* (Energy-Alternate Sources)	475	4,399
Greenlight Capital Re, Ltd.—Class A* (Insurance)	760	19,600
Griffon Corp.* (Miscellaneous Manufacturing)	855	11,594
Group 1 Automotive, Inc.* (Retail)	475	13,167
GSI Commerce, Inc.* (Internet)	855	19,255
GulfMark Offshore, Inc.—Class A* (Transportation)	380	11,187
Gulfport Energy Corp.* (Oil & Gas)	570	7,444
Haemonetics Corp.* (Healthcare-Products)	380	20,995
Halozyme Therapeutics, Inc.* (Biotechnology)	1,520	10,898
Harmonic, Inc.* (Telecommunications)	2,090	14,567
Harte-Hanks, Inc. (Advertising)	1,045	11,788
Hatteras Financial Corp. (REIT)	380	11,263
Hawaiian Holdings, Inc.* (Airlines)	1,140	6,840
Hawk Corp.—Class A* (Metal Fabricate/Hardware)	190	5,554
Haynes International, Inc. (Metal Fabricate/Hardware)	380	12,791
Headwaters, Inc.* (Energy-Alternate Sources)	2,470	8,546
Healthcare Realty Trust, Inc. (REIT)	1,330	31,215
Healthcare Services Group, Inc. (Commercial Services)	1,235	27,590
HEALTHSOUTH Corp.* (Healthcare-Services)	1,330	24,618
HealthSpring, Inc.* (Healthcare-Services)	1,140	21,432
Healthways, Inc.* (Healthcare-Services)	855	12,175
Heartland Express, Inc. (Transportation)	1,045	16,741
Heartland Payment Systems, Inc. (Commercial Services)	665	10,494
HeartWare International, Inc.* (Healthcare-Products)	95	6,121
Heckmann Corp.* (Beverages)	1,900	8,607
Hecla Mining Co.* (Mining)	3,325	16,425
Heidrick & Struggles International, Inc. (Commercial Services)	475	9,548
Helen of Troy, Ltd.* (Household Products/Wares)	475	11,381
Hercules Offshore, Inc.* (Oil & Gas Services)	2,660	6,756
Hercules Technology Growth Capital, Inc. (Investment Companies)	1,330	13,912
Herman Miller, Inc. (Office Furnishings)	855	14,706
Hersha Hospitality Trust (REIT)	2,280	11,582
Hexcel Corp.* (Aerospace/Defense Equipment)	1,520	28,409
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	285	5,010

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Hibbett Sports, Inc.* (Retail)	950	$25,146
Highwoods Properties, Inc. (REIT)	950	29,744
Hittite Microwave Corp.* (Semiconductors)	285	13,099
HMS Holdings Corp.* (Commercial Services)	285	16,051
HNI Corp. (Office Furnishings)	760	19,638
Home Bancshares, Inc. (Banks)	570	13,697
Home Federal Bancorp, Inc. (Savings & Loans)	475	6,199
Home Properties, Inc. (REIT)	760	37,749
Horizon Lines, Inc.—Class A (Transportation)	1,330	6,171
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	475	7,994
Horsehead Holding Corp.* (Mining)	1,425	10,916
Hot Topic, Inc. (Retail)	1,045	5,528
HSN, Inc.* (Retail)	760	22,344
Hub Group, Inc.—Class A* (Transportation)	665	21,380
Huron Consulting Group, Inc.* (Commercial Services)	570	11,702
IBERIABANK Corp. (Banks)	380	19,745
Iconix Brand Group, Inc.* (Apparel)	1,235	20,328
ICU Medical, Inc.* (Healthcare-Products)	475	17,675
IDACORP, Inc. (Electric)	855	30,113
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	950	4,855
II-VI, Inc.* (Electronics)	570	19,540
Imation Corp.* (Computers)	1,140	10,625
Immersion Corp.* (Computers)	760	4,203
Immucor, Inc.* (Healthcare-Products)	1,045	20,085
ImmunoGen, Inc.* (Biotechnology)	1,425	13,438
Impax Laboratories, Inc.* (Pharmaceuticals)	1,045	17,128
Incyte, Corp.* (Biotechnology)	1,615	21,027
Independent Bank Corp./MA (Banks)	570	13,572
Infinera Corp.* (Telecommunications)	1,710	15,475
Inland Real Estate Corp. (REIT)	2,280	18,924
Innophos Holdings, Inc. (Chemicals)	475	13,922
Insight Enterprises, Inc.* (Retail)	1,330	19,378
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	665	15,228
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	1,235	6,237
Insteel Industries, Inc. (Miscellaneous Manufacturing)	665	6,178
Insulet Corp.* (Healthcare-Products)	950	14,050
Integral Systems, Inc.* (Computers)	760	5,746
Interactive Intelligence, Inc.* (Software)	570	9,223
InterDigital, Inc.* (Telecommunications)	855	23,333
Interface, Inc.—Class A (Office Furnishings)	855	10,628
Intermec, Inc.* (Machinery-Diversified)	1,045	10,973
InterMune, Inc.* (Biotechnology)	665	6,490
Internap Network Services Corp.* (Internet)	1,710	8,003
International Bancshares Corp. (Banks)	1,045	18,120
International Coal Group, Inc.* (Coal)	3,420	15,390
Internet Brands, Inc.—Class A* (Internet)	760	8,345
Internet Capital Group, Inc.* (Internet)	1,045	8,799
Intevac, Inc.* (Machinery-Diversified)	665	7,315
Invacare Corp. (Healthcare-Products)	665	15,847
inVentiv Health, Inc.* (Advertising)	475	12,322
Invesco Mortgage Capital, Inc. (REIT)	760	15,466
Investors Real Estate Trust (REIT)	2,660	22,530
ION Geophysical Corp.* (Oil & Gas Services)	2,470	10,843
IPC The Hospitalist Co.* (Healthcare-Services)	285	7,339
IPG Photonics Corp.* (Telecommunications)	570	9,183
iRobot Corp.* (Machinery-Diversified)	380	7,737
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	475	5,605
Isilon Systems, Inc.* (Computers)	570	9,998
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,710	16,912
Ixia* (Telecommunications)	950	10,431
J & J Snack Foods Corp. (Food)	285	11,887
j2 Global Communications, Inc.* (Internet)	950	22,353
Jack Henry & Associates, Inc. (Computers)	1,045	26,543
Jack in the Box, Inc.* (Retail)	855	17,639
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,235	19,488
James River Coal Co.* (Coal)	760	13,308
JDA Software Group, Inc.* (Software)	760	17,860
JetBlue Airways Corp.* (Airlines)	3,705	23,823
Jo-Ann Stores, Inc.* (Retail)	475	19,898
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,045	16,417
Jones Apparel Group, Inc. (Apparel)	1,045	18,225
Jos. A. Bank Clothiers, Inc.* (Retail)	380	22,298
Journal Communications, Inc.—Class A* (Media)	1,425	6,783
K-Swiss, Inc.—Class A* (Apparel)	475	5,676
Kadant, Inc.* (Machinery-Diversified)	380	7,406
Kaiser Aluminum Corp. (Mining)	570	23,370
Kaman Corp. (Aerospace/Defense)	380	8,679
Kaydon Corp. (Metal Fabricate/Hardware)	570	21,654
KBW, Inc.* (Diversified Financial Services)	665	15,195
Kelly Services, Inc.—Class A* (Commercial Services)	570	8,436
Kenexa Corp.* (Commercial Services)	570	6,857
Key Energy Services, Inc.* (Oil & Gas Services)	2,185	21,107
Kilroy Realty Corp. (REIT)	950	31,901
Kindred Healthcare, Inc.* (Healthcare-Services)	760	10,108

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	1,520	$21,858
Knight Transportation, Inc. (Transportation)	950	19,874
Knightsbridge Tankers, Ltd. (Transportation)	570	10,636
Knoll, Inc. (Office Furnishings)	1,045	14,661
Knology, Inc.* (Telecommunications)	950	10,735
Kopin Corp.* (Semiconductors)	2,375	8,954
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	380	9,439
Korn/Ferry International* (Commercial Services)	760	10,678
Krispy Kreme Doughnuts, Inc.* (Retail)	1,520	5,989
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,330	8,938
KVH Industries, Inc.* (Telecommunications)	475	6,641
L-1 Identity Solutions, Inc.* (Electronics)	1,520	12,403
La-Z-Boy, Inc.* (Home Furnishings)	855	7,319
LaBranche & Co., Inc.* (Diversified Financial Services)	1,235	4,681
Laclede Group, Inc. (Gas)	665	23,235
Ladish Co., Inc.* (Metal Fabricate/Hardware)	380	11,176
Lakeland Financial Corp. (Banks)	380	7,801
Lance, Inc. (Food)	570	12,044
Landauer, Inc. (Commercial Services)	285	17,889
LaSalle Hotel Properties (REIT)	950	22,534
Lattice Semiconductor Corp.* (Semiconductors)	1,805	10,036
Lawson Software, Inc.* (Software)	2,375	18,929
Layne Christensen Co.* (Engineering & Construction)	285	7,185
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	4,845	7,316
Lexington Realty Trust (REIT)	2,280	14,660
LHC Group, Inc.* (Healthcare-Services)	380	8,736
Life Time Fitness, Inc.* (Leisure Time)	570	20,725
Limelight Networks, Inc.* (Internet)	1,805	7,671
Lin TV Corp.—Class A* (Media)	1,140	6,669
Lionbridge Technologies, Inc.* (Internet)	950	4,674
Liquidity Services, Inc.* (Internet)	760	10,321
Littelfuse, Inc.* (Electrical Components & Equipment)	380	13,532
Live Nation, Inc.* (Commercial Services)	2,185	20,168
LivePerson, Inc.* (Computers)	1,140	8,026
Liz Claiborne, Inc.* (Apparel)	2,280	10,807
LogMeIn, Inc.* (Telecommunications)	190	5,415
Loral Space & Communications, Inc.* (Telecommunications)	285	13,634
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,185	15,907
LSB Industries, Inc.* (Miscellaneous Manufacturing)	570	8,259
LTC Properties, Inc. (REIT)	760	18,734
Lufkin Industries, Inc. (Oil & Gas Services)	475	19,527
Lumber Liquidators Holdings, Inc.* (Retail)	380	9,432
Luminex Corp.* (Healthcare-Products)	855	13,919
M/I Schottenstein Homes, Inc.* (Home Builders)	665	7,016
Magellan Health Services, Inc.* (Healthcare-Services)	570	23,991
Maidenform Brands, Inc.* (Apparel)	665	16,512
Manhattan Associates, Inc.* (Computers)	475	12,759
ManTech International Corp.—Class A* (Software)	285	11,300
Marcus Corp. (Lodging)	760	9,272
Martek Biosciences Corp.* (Biotechnology)	570	11,793
Masimo Corp. (Healthcare-Products)	855	19,733
MasTec, Inc.* (Telecommunications)	1,425	15,133
MB Financial, Inc. (Banks)	1,045	18,120
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	760	6,012
MCG Capital Corp. (Investment Companies)	2,565	14,851
McGrath Rentcorp (Commercial Services)	570	13,292
McMoRan Exploration Co.* (Oil & Gas)	1,425	14,834
Measurement Specialties, Inc.* (Electronics)	380	6,346
MedAssets, Inc.* (Software)	665	15,568
Mediacom Communications Corp.—Class A* (Media)	855	6,276
Medical Action Industries, Inc.* (Healthcare-Products)	855	11,714
Medical Properties Trust, Inc. (REIT)	2,185	21,719
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,235	31,307
Mentor Graphics Corp.* (Computers)	2,090	20,106
Mercury Computer Systems, Inc.* (Computers)	665	8,778
Merge Healthcare, Inc.* (Healthcare-Products)	1,995	6,464
Meridian Bioscience, Inc. (Healthcare-Products)	760	14,600
Merit Medical Systems, Inc.* (Healthcare-Products)	760	12,859
Meritage Homes Corp.* (Home Builders)	665	11,691
Metabolix, Inc.* (Miscellaneous Manufacturing)	380	5,366
Metalico, Inc.* (Environmental Control)	1,615	6,767
Methode Electronics, Inc. (Electronics)	570	6,088
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,615	10,384
MFA Financial, Inc. (REIT)	3,800	27,892
MGIC Investment Corp.* (Insurance)	3,040	26,114
Michael Baker Corp.* (Engineering & Construction)	285	11,058
Micrel, Inc. (Semiconductors)	1,235	12,004

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Microsemi Corp.* (Semiconductors)	1,805	$28,808
MicroStrategy, Inc.—Class A* (Software)	190	15,768
Mid-America Apartment Communities, Inc. (REIT)	380	21,462
Middlesex Water Co. (Water)	855	14,150
Mine Safety Appliances Co. (Environmental Control)	760	19,038
Minerals Technologies, Inc. (Chemicals)	285	14,868
MKS Instruments, Inc.* (Semiconductors)	760	16,310
Mobile Mini, Inc.* (Storage/Warehousing)	665	11,398
Modine Manufacturing Co.* (Auto Parts & Equipment)	855	8,678
Molina Healthcare, Inc.* (Healthcare-Services)	285	8,496
Momenta Pharmaceuticals, Inc.* (Biotechnology)	855	18,246
Monarch Casino & Resort, Inc.* (Lodging)	380	4,047
Monolithic Power Systems, Inc.* (Semiconductors)	665	11,717
Monro Muffler Brake, Inc. (Commercial Services)	380	15,595
Montpelier Re Holdings, Ltd. (Insurance)	2,470	40,162
Moog, Inc.—Class A* (Aerospace/Defense)	760	27,216
Move, Inc.* (Internet)	3,325	7,515
MTS Systems Corp. (Computers)	665	19,238
Mueller Industries, Inc. (Metal Fabricate/Hardware)	855	21,136
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	2,280	8,664
Multi-Color Corp. (Commercial Services)	570	7,444
Multimedia Games, Inc.* (Leisure Time)	950	3,990
MVC Capital, Inc. (Investment Companies)	855	10,961
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	190	10,005
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,425	11,272
MYR Group, Inc.* (Engineering & Construction)	475	7,985
Nabi Biopharmaceuticals* (Pharmaceuticals)	2,375	13,585
NACCO Industries, Inc.—Class A (Machinery-Diversified)	95	8,459
Nara Bancorp, Inc.* (Banks)	760	5,449
Nash Finch Co. (Food)	475	18,677
National Beverage Corp. (Beverages)	475	6,755
National CineMedia, Inc. (Entertainment)	665	11,930
National Financial Partners* (Diversified Financial Services)	855	9,174
National Health Investors, Inc. (REIT)	475	17,884
National Penn Bancshares, Inc. (Banks)	2,660	17,716
Natus Medical, Inc.* (Healthcare-Products)	855	12,551
Navigant Consulting Co.* (Commercial Services)	1,140	11,218
NBT Bancorp, Inc. (Banks)	760	16,781
NCI Building Systems, Inc.* (Building Materials)	570	5,398
Nektar Therapeutics* (Biotechnology)	1,615	21,092
Neogen Corp.* (Pharmaceuticals)	760	22,694
Netezza Corp.* (Computers)	950	14,725
NETGEAR, Inc.* (Telecommunications)	665	15,960
Netlogic Microsystems, Inc.* (Semiconductors)	950	28,082
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	855	4,856
Neutral Tandem, Inc.* (Telecommunications)	760	8,132
New Jersey Resources Corp. (Gas)	855	31,917
NewAlliance Bancshares, Inc. (Savings & Loans)	1,805	21,967
NewMarket Corp. (Chemicals)	190	20,366
Newpark Resources, Inc.* (Oil & Gas Services)	1,520	12,145
Newport Corp.* (Electronics)	855	10,884
NGP Capital Resources Co. (Investment Companies)	570	4,332
Nicor, Inc. (Gas)	855	37,440
Nolan Co.* (Media)	570	6,663
Nordson Corp. (Machinery-Diversified)	475	29,949
Northern Oil & Gas, Inc.* (Oil & Gas)	950	13,946
Northwest Bancshares, Inc. (Savings & Loans)	2,090	25,352
Northwest Natural Gas Co. (Gas)	855	40,536
NorthWestern Corp. (Electric)	1,045	29,469
Novatel Wireless, Inc.* (Telecommunications)	1,425	9,548
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,330	9,204
NTELOS Holdings Corp. (Telecommunications)	665	12,442
Nu Skin Enterprises, Inc. (Retail)	760	21,645
Nutraceutical International Corp.* (Pharmaceuticals)	380	5,985
NuVasive, Inc.* (Healthcare-Products)	475	15,566
NxStage Medical, Inc.* (Healthcare-Products)	570	9,000
Obagi Medical Products, Inc.* (Pharmaceuticals)	665	7,727
Ocwen Financial Corp.* (Diversified Financial Services)	1,330	14,045
Odyssey Healthcare, Inc.* (Healthcare-Services)	475	12,711
OfficeMax, Inc.* (Retail)	1,330	19,006
Old Dominion Freight Line, Inc.* (Transportation)	475	18,729
Old National Bancorp (Banks)	2,185	22,986
Olin Corp. (Chemicals)	1,425	28,927
Olympic Steel, Inc. (Iron/Steel)	380	9,663
OM Group, Inc.* (Chemicals)	665	17,955
See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
OmniVision Technologies, Inc.* (Semiconductors)	855	$19,075
Omnova Solutions, Inc.* (Chemicals)	1,330	10,374
On Assignment, Inc.* (Commercial Services)	855	4,130
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,140	29,640
Openwave Systems, Inc.* (Internet)	2,850	5,786
OPNET Technologies, Inc. (Software)	570	8,687
Oppenheimer Holdings, Inc.—Class A (Diversified Financial Services)	380	10,879
OraSure Technologies, Inc.* (Healthcare-Products)	1,330	6,304
Orbital Sciences Corp.* (Aerospace/Defense)	1,425	20,862
Orient-Express Hotels, Ltd.—Class A* (Lodging)	1,520	13,847
Oriental Financial Group, Inc. (Banks)	760	10,762
Orion Marine Group, Inc.* (Engineering & Construction)	760	9,439
Oritani Financial Corp. (Savings & Loans)	1,425	14,250
OSI Systems, Inc.* (Electronics)	285	7,920
Otter Tail Corp. (Electric)	950	19,522
Owens & Minor, Inc. (Distribution/Wholesale)	950	25,830
Oxford Industries, Inc. (Apparel)	285	6,384
P.F. Chang’s China Bistro, Inc. (Retail)	380	15,732
Pacer International, Inc.* (Transportation)	760	6,262
Pacific Sunwear of California, Inc.* (Retail)	1,520	6,141
PacWest Bancorp (Banks)	950	19,883
PAETEC Holding Corp.* (Telecommunications)	2,565	10,080
Pain Therapeutics, Inc.* (Pharmaceuticals)	760	4,446
Palomar Medical Technologies, Inc.* (Healthcare-Products)	665	7,421
Panhandle Oil & Gas, Inc.—Class A (Oil & Gas)	190	5,679
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	665	17,556
Parametric Technology Corp.* (Software)	1,805	32,382
PAREXEL International Corp.* (Commercial Services)	1,045	21,454
Parker Drilling Co.* (Oil & Gas)	2,945	12,310
Parkway Properties, Inc. (REIT)	760	12,700
Patriot Coal Corp.* (Coal)	1,330	16,040
PDL BioPharma, Inc. (Biotechnology)	3,040	18,909
Pebblebrook Hotel Trust* (REIT)	475	8,688
Pegasystems, Inc. (Software)	285	8,767
Penn Virginia Corp. (Oil & Gas)	1,045	19,855
Perficient, Inc.* (Internet)	855	7,396
Pericom Semiconductor Corp.* (Semiconductors)	950	8,683
Petroleum Development* (Oil & Gas)	475	13,841
PetroQuest Energy, Inc.* (Oil & Gas)	1,520	10,093
Pharmasset, Inc.* (Pharmaceuticals)	475	12,830
PharMerica Corp.* (Pharmaceuticals)	1,045	13,648
Phase Forward, Inc.* (Software)	570	9,576
PHH Corp.* (Commercial Services)	950	18,914
PHI, Inc.* (Transportation)	475	7,548
Photronics, Inc.* (Semiconductors)	1,995	9,017
PICO Holdings, Inc.* (Water)	570	17,864
Piedmont Natural Gas Co., Inc. (Gas)	1,520	40,462
Pier 1 Imports, Inc.* (Retail)	1,710	11,953
Pinnacle Entertainment, Inc.* (Entertainment)	1,045	11,338
Pinnacle Financial Partners, Inc.* (Banks)	855	8,627
Pioneer Drilling Co.* (Oil & Gas)	950	6,289
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	285	8,889
Plantronics, Inc. (Telecommunications)	855	25,624
Platinum Underwriters Holdings, Ltd. (Insurance)	665	25,988
Playboy Enterprises, Inc.—Class B* (Media)	1,140	6,167
Plexus Corp.* (Electronics)	665	19,418
PMA Capital Corp.—Class A* (Insurance)	1,140	7,649
PMFG, Inc.* (Miscellaneous Manufacturing)	190	3,517
PMI Group, Inc.* (Insurance)	2,280	7,136
PNM Resources, Inc. (Electric)	1,995	23,601
Polaris Industries, Inc. (Leisure Time)	475	28,357
PolyOne Corp.* (Chemicals)	1,235	12,733
Polypore International, Inc.* (Miscellaneous Manufacturing)	380	9,333
Pool Corp. (Distribution/Wholesale)	570	12,614
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	190	13,239
Post Properties, Inc. (REIT)	950	24,206
Potlatch Corp. (Forest Products & Paper)	665	24,645
Power Integrations, Inc. (Semiconductors)	475	16,791
Power-One, Inc.* (Electrical Components & Equipment)	475	5,904
PowerSecure International, Inc.* (Electrical Components & Equipment)	665	6,963
Premiere Global Services, Inc.* (Telecommunications)	1,805	11,299
PriceSmart, Inc. (Retail)	570	15,960
PrivateBancorp, Inc. (Banks)	855	10,576
ProAssurance Corp.* (Insurance)	665	39,574
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,235	5,681
Prospect Capital Corp. (Investment Companies)	1,140	11,069
Prosperity Bancshares, Inc. (Banks)	760	25,749
Provident Financial Services, Inc. (Savings & Loans)	1,520	19,471
Provident New York Bancorp (Savings & Loans)	855	7,934
PS Business Parks, Inc. (REIT)	380	22,067
PSS World Medical, Inc.* (Healthcare-Products)	950	17,879
Psychiatric Solutions, Inc.* (Healthcare-Services)	760	25,186

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Quaker Chemical Corp. (Chemicals)	285	$10,049
Quanex Building Products Corp. (Building Materials)	570	10,026
Quantum Corp.* (Computers)	6,270	10,032
Quest Software, Inc.* (Software)	1,045	21,067
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	855	9,619
Quidel Corp.* (Healthcare-Products)	760	9,424
Quiksilver, Inc.* (Apparel)	2,090	9,342
Rackspace Hosting, Inc.* (Internet)	1,425	26,647
Radian Group, Inc. (Insurance)	1,995	17,157
Radiant Systems, Inc.* (Computers)	760	10,800
Ramco-Gershenson Properties Trust (REIT)	950	10,925
Raven Industries, Inc. (Miscellaneous Manufacturing)	285	9,984
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	475	14,568
RCN Corp.* (Telecommunications)	665	9,935
RealNetworks, Inc.* (Internet)	1,900	6,308
Red Robin Gourmet Burgers, Inc.* (Retail)	380	8,109
Redwood Trust, Inc. (REIT)	1,520	23,788
Regis Corp. (Retail)	1,235	18,809
RehabCare Group, Inc.* (Healthcare-Services)	475	10,065
Rent-A-Center, Inc.* (Commercial Services)	855	18,801
Res-Care, Inc.* (Healthcare-Services)	665	6,530
Resources Connection, Inc.* (Commercial Services)	950	12,341
Retail Ventures, Inc.* (Retail)	950	9,206
REX American Resources Corp.* (Energy-Alternate Sources)	285	4,574
Rex Energy Corp.* (Oil & Gas)	760	8,056
RF Micro Devices, Inc.* (Telecommunications)	4,370	18,223
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	1,330	10,773
RightNow Technologies, Inc.* (Software)	475	7,515
Riverbed Technology, Inc.* (Computers)	950	35,235
RLI Corp. (Insurance)	665	36,901
Rock-Tenn Co.—Class A (Forest Products & Paper)	475	25,279
Rockwood Holdings, Inc.* (Chemicals)	760	22,200
Rofin-Sinar Technologies, Inc.* (Electronics)	475	10,004
Rogers Corp.* (Electronics)	475	14,701
Rosetta Resources, Inc.* (Oil & Gas)	950	20,966
RPC, Inc. (Oil & Gas Services)	855	14,261
RSC Holdings, Inc.* (Commercial Services)	1,710	13,372
RTI Biologics, Inc.* (Healthcare-Products)	1,900	5,491
RTI International Metals, Inc.* (Mining)	570	16,177
Ruby Tuesday, Inc.* (Retail)	950	9,709
Ruddick Corp. (Food)	665	23,574
Rue21, Inc.* (Retail)	285	8,644
Rush Enterprises, Inc.* (Retail)	760	11,354
S1 Corp.* (Internet)	2,755	16,172
Safety Insurance Group, Inc. (Insurance)	475	18,620
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	855	36,261
Sally Beauty Holdings, Inc.* (Retail)	1,710	16,177
Sanderson Farms, Inc. (Food)	380	17,765
Sandy Spring Bancorp, Inc. (Banks)	570	9,656
Santarus, Inc.* (Pharmaceuticals)	2,090	5,204
Sapient Corp. (Internet)	1,425	15,675
Saul Centers, Inc. (REIT)	285	12,056
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,425	19,522
SAVVIS, Inc.* (Telecommunications)	665	11,724
SCBT Financial Corp. (Banks)	285	9,186
Scholastic Corp. (Media)	760	19,251
Schulman (A.), Inc. (Chemicals)	760	14,888
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	285	15,085
SeaChange International, Inc.* (Software)	950	8,512
Sealy Corp.* (Home Furnishings)	2,470	6,768
Seattle Genetics, Inc.* (Biotechnology)	1,520	18,514
Semtech Corp.* (Semiconductors)	1,330	23,115
Seneca Foods Corp.—Class A* (Food)	285	8,715
Sensient Technologies Corp. (Chemicals)	855	25,188
Shenandoah Telecommunications Co. (Telecommunications)	285	5,552
ShoreTel, Inc.* (Telecommunications)	950	4,750
Shuffle Master, Inc.* (Entertainment)	1,425	12,526
Shutterfly, Inc.* (Internet)	665	16,678
Signature Bank* (Banks)	760	29,214
Silgan Holdings, Inc. (Packaging & Containers)	475	13,499
Silicon Graphics International Corp.* (Computers)	760	5,928
Silicon Image, Inc.* (Semiconductors)	1,615	6,880
Simpson Manufacturing Co., Inc. (Building Materials)	665	17,150
Sinclair Broadcast Group, Inc.—Class A* (Media)	855	5,164
Sirona Dental Systems, Inc.* (Healthcare-Products)	570	17,545
SJW Corp. (Water)	190	4,729
Skechers U.S.A., Inc.—Class A* (Apparel)	570	21,141
Skyline Corp. (Home Builders)	285	5,723
SkyWest, Inc. (Airlines)	950	11,828
Smart Balance, Inc.* (Food)	1,425	5,444
Smith Corp. (Miscellaneous Manufacturing)	380	20,778
Smith Micro Software, Inc.* (Software)	760	7,471
Solarwinds, Inc.* (Software)	570	7,877
Solutia, Inc.* (Chemicals)	1,900	26,809
Sonic Automotive, Inc.* (Retail)	1,235	12,214
Sonic Corp.* (Retail)	1,330	11,704
Sonus Networks, Inc.* (Telecommunications)	2,945	8,482
Sotheby’s (Commercial Services)	1,045	28,351
Sourcefire, Inc.* (Internet)	475	10,137

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
South Jersey Industries, Inc. (Gas)	475	$22,192
Southside Bancshares, Inc. (Banks)	380	7,205
Sovran Self Storage, Inc. (REIT)	570	20,976
Spartan Stores, Inc. (Food)	665	9,549
SRA International, Inc.—Class A* (Computers)	950	21,109
Stage Stores, Inc. (Retail)	1,235	13,585
Standard Microsystems Corp.* (Semiconductors)	570	12,551
Standard Pacific Corp.* (Home Builders)	1,900	7,600
Standex International Corp. (Miscellaneous Manufacturing)	285	8,556
Stanley, Inc.* (Engineering & Construction)	190	7,097
Starwood Property Trust, Inc. (REIT)	760	13,498
Steelcase, Inc.—Class A (Office Furnishings)	1,235	8,534
Steiner Leisure, Ltd.* (Commercial Services)	380	16,154
StellarOne Corp. (Banks)	570	7,735
Stepan Co. (Chemicals)	95	6,271
STERIS Corp. (Healthcare-Products)	950	30,200
Sterling Bancshares, Inc. (Banks)	1,710	8,875
Steven Madden, Ltd.* (Apparel)	380	14,679
Stewart Enterprises, Inc.—Class A (Commercial Services)	2,470	13,264
Stewart Information Services Corp. (Insurance)	665	6,643
Stifel Financial Corp.* (Diversified Financial Services)	380	17,609
Stillwater Mining Co.* (Mining)	760	10,465
Stone Energy Corp.* (Oil & Gas)	1,045	12,289
STR Holdings, Inc.* (Miscellaneous Manufacturing)	475	10,640
Strategic Hotels & Resorts, Inc.* (REIT)	2,185	10,073
SuccessFactors, Inc.* (Commercial Services)	950	19,294
Sunstone Hotel Investors, Inc.* (REIT)	2,091	21,579
Super Micro Computer, Inc.* (Computers)	380	5,487
SuperGen, Inc.* (Biotechnology)	1,995	4,030
Superior Well Services, Inc.* (Oil & Gas Services)	475	8,821
Support.com, Inc.* (Internet)	1,615	6,670
Susquehanna Bancshares, Inc. (Banks)	2,090	18,078
SVB Financial Group* (Banks)	475	20,515
Swift Energy Co.* (Oil & Gas)	665	17,243
Sykes Enterprises, Inc.* (Computers)	950	15,057
Syniverse Holdings, Inc.* (Telecommunications)	760	16,971
SYNNEX Corp.* (Software)	665	17,549
Synovis Life Technologies, Inc.* (Healthcare-Products)	380	6,186
Syntel, Inc. (Computers)	380	15,679
Take-Two Interactive Software, Inc.* (Software)	1,330	13,632
TAL International Group, Inc. (Trucking & Leasing)	380	10,237
Taleo Corp.—Class A* (Software)	665	16,359
Tanger Factory Outlet Centers, Inc. (REIT)	380	16,986
Taser International, Inc.* (Electronics)	1,235	5,064
Tecumseh Products Co.—Class A* (Machinery-Diversified)	380	4,917
Tekelec* (Telecommunications)	760	10,746
TeleCommunication Systems, Inc.—Class A* (Internet)	1,425	5,116
Teledyne Technologies, Inc.* (Aerospace/Defense)	570	23,387
TeleTech Holdings, Inc.* (Commercial Services)	950	13,205
Tennant Co. (Machinery-Diversified)	285	10,693
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	950	26,220
Terremark Worldwide, Inc.* (Internet)	1,330	11,943
Tessera Technologies, Inc.* (Semiconductors)	855	14,518
Tetra Tech, Inc.* (Environmental Control)	950	19,921
TETRA Technologies, Inc.* (Oil & Gas Services)	1,520	15,838
Texas Capital Bancshares, Inc.* (Banks)	1,045	17,441
Texas Roadhouse, Inc.—Class A* (Retail)	950	12,806
The Andersons, Inc. (Agriculture)	380	13,061
The Bancorp, Inc.* (Banks)	665	5,021
The Cato Corp.—Class A (Retail)	665	15,481
The Children’s Place Retail Stores, Inc.* (Retail)	380	15,903
The Corporate Executive Board Co. (Commercial Services)	570	16,057
The Ensign Group, Inc. (Healthcare-Services)	665	11,970
The Finish Line, Inc.—Class A (Retail)	666	9,530
The Geo Group, Inc.* (Commercial Services)	665	14,351
The Gorman-Rupp Co. (Machinery-Diversified)	380	11,377
The Greenbrier Cos., Inc.* (Trucking & Leasing)	475	6,204
The Gymboree Corp.* (Apparel)	475	20,567
The Hain Celestial Group, Inc.* (Food)	855	18,006
The Knot, Inc.* (Internet)	1,235	10,164
The Medicines Co.* (Pharmaceuticals)	1,140	10,499
The Men’s Wearhouse, Inc. (Retail)	950	18,487
The Middleby Corp.* (Machinery-Diversified)	190	10,927
The Navigators Group, Inc.* (Insurance)	285	12,150
The Pantry, Inc.* (Retail)	665	11,970
The Pep Boys-Manny, Moe & Jack (Retail)	1,045	10,032
The Phoenix Cos., Inc.* (Insurance)	2,660	6,384
The Princeton Review, Inc.* (Commercial Services)	1,995	4,968

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
The Ryland Group, Inc. (Home Builders)	855	$13,954
The Talbots, Inc.* (Retail)	1,140	13,099
The Timberland Co.—Class A* (Apparel)	665	11,717
The Ultimate Software Group, Inc.* (Software)	665	21,453
The Warnaco Group, Inc.* (Apparel)	665	27,777
The Wet Seal, Inc.—Class A* (Retail)	2,945	9,954
Theravance, Inc.* (Pharmaceuticals)	1,045	15,476
THQ, Inc.* (Software)	1,615	7,364
Tibco Software, Inc.* (Internet)	2,755	37,358
TiVo, Inc.* (Home Furnishings)	1,615	13,857
TNS, Inc.* (Commercial Services)	570	11,201
TomoTherapy, Inc.* (Healthcare-Products)	1,710	5,694
Tompkins Financial Corp. (Banks)	190	7,933
Transcend Services, Inc.* (Commercial Services)	570	7,929
TreeHouse Foods, Inc.* (Food)	570	27,183
TriMas Corp.* (Miscellaneous Manufacturing)	475	5,672
Triple-S Management Corp.—Class B* (Healthcare-Services)	665	13,220
TriQuint Semiconductor, Inc.* (Semiconductors)	2,185	15,142
Triumph Group, Inc. (Aerospace/Defense)	190	14,421
True Religion Apparel, Inc.* (Apparel)	475	11,676
TrueBlue, Inc.* (Commercial Services)	950	12,227
TrustCo Bank Corp. NY (Banks)	2,280	13,270
Trustmark Corp. (Banks)	1,045	22,990
TTM Technologies, Inc.* (Electronics)	1,520	15,580
Tutor Perini Corp.* (Engineering & Construction)	665	12,821
Tyler Technologies, Inc.* (Computers)	855	14,048
U-Store-It Trust (REIT)	2,090	16,866
U.S. Physical Therapy, Inc.* (Healthcare-Services)	570	10,368
UIL Holdings Corp. (Electric)	760	20,710
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	475	11,999
Ultratech Stepper, Inc.* (Semiconductors)	475	8,583
UMB Financial Corp. (Banks)	855	32,165
Umpqua Holdings Corp. (Banks)	1,995	24,997
Union First Market Bankshares Corp. (Banks)	665	9,443
Unisource Energy Corp. (Electric)	665	21,466
Unisys Corp.* (Computers)	760	20,528
United Community Banks, Inc.* (Banks)	1,995	6,185
United Fire & Casualty Co. (Insurance)	475	10,184
United Natural Foods, Inc.* (Food)	665	22,430
United Online, Inc. (Internet)	2,375	15,010
United Rentals, Inc.* (Commercial Services)	1,045	13,773
Unitil Corp. (Electric)	475	10,379
Universal American Financial Corp.* (Insurance)	855	14,313
Universal Corp. (Agriculture)	380	16,853
Universal Electronics, Inc.* (Home Furnishings)	475	8,341
Universal Forest Products, Inc. (Building Materials)	380	11,769
Universal Health Realty Income Trust (REIT)	475	15,808
Universal Technical Institute, Inc. (Commercial Services)	475	9,676
Univest Corp. of Pennsylvania (Banks)	285	4,939
Urstadt Biddle Properties—Class A (REIT)	665	11,857
US Airways Group, Inc.* (Airlines)	2,565	27,830
US Ecology, Inc. (Environmental Control)	665	9,835
US Gold Corp.* (Mining)	1,995	9,875
USA Mobility, Inc. (Telecommunications)	760	11,271
USA Truck, Inc.* (Transportation)	285	4,671
USEC, Inc.* (Mining)	1,995	11,032
VAALCO Energy, Inc.* (Oil & Gas)	1,425	8,507
Vail Resorts, Inc.* (Entertainment)	570	21,592
Valassis Communications, Inc.* (Commercial Services)	665	22,989
ValueClick, Inc.* (Internet)	1,520	16,644
Veeco Instruments, Inc.* (Semiconductors)	665	28,794
Venoco, Inc.* (Oil & Gas)	760	14,303
VeriFone Systems, Inc.* (Software)	1,330	29,100
Viad Corp. (Commercial Services)	665	13,234
ViaSat, Inc.* (Telecommunications)	380	13,733
Vicor Corp. (Electrical Components & Equipment)	665	10,467
ViroPharma, Inc.* (Pharmaceuticals)	1,520	20,018
Vital Images, Inc.* (Software)	380	5,582
Vitamin Shoppe, Inc.* (Retail)	285	7,786
Vocus, Inc.* (Internet)	570	9,285
Volcano Corp.* (Healthcare-Products)	855	18,870
Volcom, Inc.* (Apparel)	570	9,274
Volterra Semiconductor Corp.* (Semiconductors)	475	10,697
W&T Offshore, Inc. (Oil & Gas)	1,045	9,624
W.R. Grace & Co.* (Chemicals)	950	24,386
Warren Resources, Inc.* (Oil & Gas)	2,470	7,756
Washington Trust Bancorp, Inc. (Banks)	285	5,518
Watsco, Inc. (Distribution/Wholesale)	380	21,170
WD-40 Co. (Household Products/Wares)	475	17,271
Websense, Inc.* (Internet)	855	15,869
Webster Financial Corp. (Banks)	1,140	21,250
WellCare Health Plans, Inc.* (Healthcare-Services)	665	17,150
Werner Enterprises, Inc. (Transportation)	760	17,503
WesBanco, Inc. (Banks)	570	9,890
West Pharmaceutical Services, Inc. (Healthcare-Products)	760	27,618
Western Alliance Bancorp* (Banks)	1,140	8,288

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2010

	Shares	Value

Common Stocks, continued
Westlake Chemical Corp. (Chemicals)	380	$9,401
Willbros Group, Inc.* (Oil & Gas Services)	1,140	10,431
Winn-Dixie Stores, Inc.* (Food)	1,045	10,251
Winnebago Industries, Inc.* (Home Builders)	665	6,949
Winthrop Realty Trust (REIT)	570	7,022
Wintrust Financial Corp. (Banks)	475	14,782
Wolverine World Wide, Inc. (Apparel)	760	21,728
Woodward Governor Co. (Electronics)	1,045	31,601
World Fuel Services Corp. (Retail)	950	24,747
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,140	16,336
Wright Express Corp.* (Commercial Services)	570	19,944
Wright Medical Group, Inc.* (Healthcare-Products)	665	10,381
Young Innovations, Inc. (Healthcare-Products)	190	5,073
Zep, Inc. (Chemicals)	475	9,044
Zoran Corp.* (Semiconductors)	1,235	10,621
Zumiez, Inc.* (Retail)	475	8,693
Zygo Corp.* (Electronics)	475	3,933
Zymogenetics, Inc.* (Pharmaceuticals)	1,710	6,994

TOTAL COMMON STOCKS (Cost $11,165,064)		14,013,770

	Principal
	Amount	Value

Repurchase Agreements (68.2%)
Bank of America, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $5,770,063 (Collateralized by $5,784,400 U.S. Treasury Notes, 1.38%, 5/15/12, market value $5,885,626)	$5,770,000	$5,770,000
Deutsche Bank, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $9,424,102 (Collateralized by $9,459,000 of various U.S. Government Agency Obligations, 2.40%–4.13%, 8/24/12-12/21/12, market value $9,615,097)	9,424,000	9,424,000
HSBC, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $7,372,080 (Collateralized by $7,175,000 of various U.S. Government Agency Obligations, 1.63%–5.13%, 5/4/12-10/15/13, market value $7,521,944)	7,372,000	7,372,000
UBS, 0.13%, 8/2/10+, dated 7/30/10, with a repurchase price of $1,922,021 (Collateralized by $1,970,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.60%–1.88%, 1/13/12-6/15/12, market value $1,967,850)	1,922,000	1,922,000
UMB, 0.12%, 8/2/10+, dated 7/30/10, with a repurchase price of $3,837,038 (Collateralized by $3,859,000 of various U.S. Treasury Obligations, 1.00%–4.50%, 8/31/10-10/31/11, market value $3,913,943)	3,837,000	3,837,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,325,000)		28,325,000

TOTAL INVESTMENT SECURITIES (Cost $39,490,064)—101.9%		42,338,770
Net other assets (liabilities)—(1.9)%		(772,949)

NET ASSETS—100.0%		$41,565,821

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2010, the aggregate amount held in a segregated account was $11,415,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$15,777,979	$(324,406)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	53,492,707	(857,315)

		$(1,181,721)

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2010

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2010:

		% of
	Value	Net Assets

Advertising	$24,110	0.1%
Aerospace/Defense	161,914	0.4%
Aerospace/Defense Equipment	28,409	0.1%
Agriculture	40,659	0.1%
Airlines	109,021	0.3%
Apparel	303,504	0.7%
Auto Manufacturers	8,068	NM
Auto Parts & Equipment	131,621	0.3%
Banks	861,428	2.1%
Beverages	15,362	NM
Biotechnology	257,378	0.6%
Building Materials	50,761	0.1%
Chemicals	349,110	0.8%
Coal	62,237	0.2%
Commercial Services	862,564	2.1%
Computers	331,658	0.8%
Distribution/Wholesale	114,733	0.3%
Diversified Financial Services	206,654	0.5%
Electric	219,777	0.5%
Electrical Components & Equipment	132,132	0.3%
Electronics	357,647	0.9%
Energy-Alternate Sources	17,519	NM
Engineering & Construction	92,174	0.2%
Entertainment	81,771	0.2%
Environmental Control	112,465	0.3%
Food	234,920	0.6%
Forest Products & Paper	137,564	0.3%
Gas	195,782	0.5%
Hand/Machine Tools	43,653	0.1%
Healthcare-Products	576,609	1.4%
Healthcare-Services	315,985	0.8%
Holding Companies-Diversified	15,748	NM
Home Builders	52,933	0.1%
Home Furnishings	52,294	0.1%
Household Products/Wares	66,081	0.2%
Insurance	439,730	1.1%
Internet	474,679	1.1%
Investment Companies	127,806	0.3%
Iron/Steel	16,838	NM
Leisure Time	91,018	0.2%
Lodging	43,690	0.1%
Machinery-Construction & Mining	11,913	NM
Machinery-Diversified	214,451	0.5%
Media	104,605	0.3%
Metal Fabricate/Hardware	118,895	0.3%
Mining	162,086	0.4%
Miscellaneous Manufacturing	333,436	0.8%
Office Furnishings	68,167	0.2%
Oil & Gas	352,464	0.9%
Oil & Gas Services	238,338	0.6%
Packaging & Containers	22,809	0.1%
Pharmaceuticals	428,665	1.0%
REIT	1,010,700	2.3%
Real Estate	13,774	NM
Retail	910,799	2.2%
Savings & Loans	153,821	0.4%
Semiconductors	461,809	1.1%
Software	553,757	1.3%
Storage/Warehousing	11,398	NM
Telecommunications	600,999	1.5%
Textiles	15,475	NM
Toys/Games/Hobbies	19,488	0.1%
Transportation	267,608	0.6%
Trucking & Leasing	39,813	0.1%
Water	80,494	0.2%
Other**	27,552,051	66.3%

Total	$41,565,821	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
ProFunds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund (the Funds), as of July 31, 2010, and for the year then ended, and have issued our unqualified report thereon dated September 24, 2010 (which report and financial statements are included in Item 1 of this Form N-CSR). Our audit included an audit of the Funds’ schedules of portfolio investments (the Schedules) as of July 31, 2010 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements and financial highlights of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

KPMG LLP
Columbus, Ohio
September 24, 2010

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ProFunds

By (Signature and Title)* /s/ Christopher E. Sabato
  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date              October 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg
  Louis M. Mayberg, President and Principal Executive Officer

Date              October 1, 2010

By (Signature and Title)* /s/ Christopher E. Sabato
  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date              October 1, 2010

* Print the name and title of each signing officer under his or her signature.